UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09195

SA FUNDS – INVESTMENT TRUST

(Exact name of registrant as specified in charter)

10 Almaden Blvd., 15th Floor, San Jose, CA 95113

(Address of principal executive offices) (zip code)

Jeff Yorg, Esq. Chief Compliance Officer SA Funds – Investment Trust 10 Almaden Blvd., 15th Floor, San Jose, CA 95113 (Name and Address of Agent for Service)

Copies to:

Brian F. Link, Esq. Vice President and Managing Counsel State Street Bank and Trust Company 1 Lincoln Street, 8th Floor Boston, Massachusetts 02111	Mark D. Perlow, Esq. Counsel to the Trust Dechert LLP One Bush Street, Suite 1600 San Francisco, California 94104-4446

Registrant’s telephone number, including area code: (844) 366-0905

Date of fiscal year end: June 30
Date of reporting period: June 30, 2022

Item 1. Report to Shareholders.

ANNUAL REPORT
June 30, 2022

Any information in this shareholder report regarding market or economic trends or the factors influencing the performance of SA Funds – Investment Trust (the “Trust”) are statements of the opinion of Trust management as of the date of this report. Any such opinion is subject to change at any time based upon market or other conditions and we disclaim responsibility to update such opinions. These statements should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that stated investment objectives will be achieved.

SA U.S. Fixed Income Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

The SA U.S. Fixed Income Fund’s goal is to achieve a generally stable return consistent with preservation of capital. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisors, L.P. (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by investing primarily in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, dollar-denominated obligations of foreign issuers issued in the United States, bank obligations, including those of U.S. banks and savings and loan associations and dollar denominated obligations of U.S. subsidiaries and branches of foreign banks, corporate debt obligations, commercial paper, obligations of supranational organizations and repurchase agreements. Generally, the Fund acquires obligations that mature within three years from the date of settlement.

As of April 1, 2022, the Fund’s benchmark index changed from the ICE BofA 1-3 Year U.S. Corporate & Government Bond Index to the Morningstar® U.S. 1-3 Yr Composite Government and Corporate Bond IndexSM. The primary consideration in changing the benchmark index to the Morningstar® U.S. 1-3 Yr Composite Government and Corporate Bond IndexSM benchmark was because it is constructed similarly to that of the previous benchmark but at a lower cost to the Fund and its shareholders.

For the fiscal year ended June 30, 2022, the Fund’s Investor Class and Select Class had a net return of -5.63% and -5.50%, respectively, compared to a return of -3.76% for the Fund’s benchmark index, the Morningstar® U.S. 1-3 Year Composite Government and Corporate Bond IndexSM. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund’s Investor Class and Select Class underperformed the benchmark during the fiscal year by 1.88% and 1.74%, respectively, after deducting the share classes’ net operating expenses for the year. The Fund underperformed the benchmark index for the fiscal year primarily due to the Fund’s maturity allocation choices. During the fiscal year, the Fund maintained a significant fraction of its assets in securities with maturities close to the Fund’s maximum allowable maturity (three years). The benchmark index, however, holds roughly an even mix of securities with maturities ranging from one year to three years. During the fiscal year, the US Federal Reserve raised interest rates aggressively. When interest rates rise, longer maturity bonds tend to experience more negative returns than do shorter maturity bonds. As a result, the Fund’s heavier exposure to longer maturity bonds than that of its benchmark resulted in the Fund’s underperformance relative to its benchmark.

SA U.S. Fixed Income Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

Comparison of Change in Value of a $10,000 Investment in the
SA U.S. Fixed Income Fund - Investor Class vs. the Morningstar® U.S. 1-3 Year Composite
Government and Corporate Bond IndexSM and the ICE BofA 1-3 Year U.S. Corporate &
Government Index from June 30, 2012 through June 30, 2022

The Morningstar® U.S. 1-3 Year Composite Government and Corporate Bond IndexSM is a subset of the Morningstar® U.S. Composite Government and Corporate Bond. The index is comprised of securities with maturities less than 3 years from the Morningstar® U.S. Composite Government and Corporate Bond IndexSM. The parent index is composed of fixed-rate, investment grade, USD-denominated Corporate, Treasury and Agency bonds with maturities greater than one year. The broader index excludes bonds with embedded options, zero coupon bonds, securitized bonds, and convertible bonds.

The ICE BofA 1-3 Year U.S. Corporate & Government Index is a subset of the ICE BofA Corporate & Government Index and includes U.S. dollar denominated investment grade debt securities publicly issued in the U.S. domestic market, with a remaining term to final maturity of less than 3 years but greater than one year.

These indices are unmanaged and reflect reinvested dividends and/or distributions, but do not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2022

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA U.S. Fixed Income Fund – Investor Class	0.61%	(a)	-5.63%	-0.43%	-0.15%
SA U.S. Fixed Income Fund – Select Class	-0.23%	(b)	-5.50%	N/A	N/A

(a)	From commencement of class operations on April 2, 2007.
(b)	From commencement of class operations on July 3, 2017.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if Buckingham Strategic Partners, LLC (the “Adviser”) had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2021 of Investor Class and Select Class were 0.64% and 0.42%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA Global Fixed Income Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

The SA Global Fixed Income Fund’s goal is to maximize total return available from a universe of higher- quality fixed income investments maturing in five years or less from the date of settlement. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisors, L.P. (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by investing primarily in obligations issued or guaranteed by the U.S. and foreign governments of developed countries or their agencies or instrumentalities; obligations of supranational organizations, and obligations of other U.S. and foreign issuers including corporate debt obligations; commercial paper; bank obligations; and repurchase agreements. The Fund attempts to maximize its total return by allocating assets among countries depending on prevailing interest rates. Securities in which the Fund invests may be denominated in currencies other than U.S. dollars. The Fund may also enter into forward foreign currency exchange contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates, or to transfer balances from one currency to another. The Fund may also lend its portfolio securities.

As of April 1, 2022, the Fund’s benchmark changed from the FTSE World Government Bond Index 1-5 Years (Hedged to USD) to the Morningstar® Global 1-5 Yr Treasury Bond Hedged IndexSM. The primary consideration in changing the benchmark index to the Morningstar® Global 1-5 Yr Treasury Bond Hedged IndexSM benchmark was because it is constructed similarly to that of the previous benchmark but at a lower cost to the Fund and its shareholders.

For the fiscal year ended June 30, 2022, the Fund’s Investor Class and Select Class had a net return of -7.50% and -7.29%, respectively, compared to a return of -3.28% for the Fund’s benchmark index, the Morningstar® Global 1-5 Year Treasury Bond Hedged IndexSM. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund’s Investor Class and Select Class underperformed the benchmark during the fiscal year by 4.22% and 4.01%, respectively, after deducting the share classes’ net operating expenses for the year. The Fund’s underperformance relative to the benchmark across the fiscal year was primarily the result of two factors. First, the Fund tended to hold more US issued securities (and fewer securities issued in Yen or in Euros) than did the benchmark, during a time when non-US issued fixed income securities (notably those issued in Yen) had stronger performance. Second, the Fund tended to hold longer maturity debt than the benchmark during the fiscal year, during a time when global interest rates were rising. Longer maturity debt tends to underperform shorter maturity debt during periods of rising interest rates, hence the Fund, with its heavier concentrations in longer maturity debt than the benchmark, tended to underperform the benchmark.

SA Global Fixed Income Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

Comparison of Change in Value of a $10,000 Investment in the
SA Global Fixed Income Fund - Investor Class vs. the Morningstar® Global 1-5 Year
Treasury Bond Hedged IndexSM and the FTSE World Government
Bond Index 1-5 Years (hedged to USD) from June 30, 2012 through June 30, 2022

The Morningstar® Global 1-5 Year Treasury Bond Hedged IndexSM is comprised of securities with maturities less than 5 years from the Morningstar® Global Treasury Bond Hedged IndexSM. The parent index is composed of domestic treasury debt publicly issued by sovereign governments in their own currency (or in Euros as applicable), with maturities greater than one year, issued by countries identified by Morningstar as having developed markets.

The FTSE World Government Bond Index 1-5 Year (hedged to USD) is a comprehensive measure of the total return performance of the fixed-rate, local-currency, investment-grade sovereign bond markets of more than 20 countries with maturities ranging from one to five years. It is hedged to the U.S. dollar.

These indices are unmanaged and reflect reinvested dividends and/or distributions, but do not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2022:

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA Global Fixed Income Fund – Investor Class	2.22%	(a)	-7.50%	-0.45%	0.22%
SA Global Fixed Income Fund – Select Class	-0.24%	(b)	-7.29%	N/A	N/A

(a)	From commencement of class operations on July 29, 1999.
(b)	From commencement of class operations on July 3, 2017.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Return would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2021 of Investor Class and Select Class were 0.73% and 0.52%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA U.S. Core Market Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

The SA U.S. Core Market Fund’s goal is to achieve long-term capital appreciation. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisors, L.P. (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of U.S. companies traded on a principal U.S. exchange or on the over-the-counter market in the United States. Currently the Sub-Adviser has narrowed the universe of eligible securities to those of companies whose market capitalizations generally are either in the highest 96% of total market capitalization, or companies whose market capitalizations are larger than the 1,500th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also invest up to 5% of its total assets in the U.S. Micro Cap Portfolio, a portfolio of DFA Investment Dimensions Group, Inc., a separate registered investment company, to gain more efficient and cost effective exposure to securities whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also lend its portfolio securities.

As of April 1, 2022, the Fund’s primary benchmark changed from the Russell 3000 Index to the Morningstar® U.S. Market Extended IndexSM. The primary consideration in changing the benchmark index to the Morningstar® U.S. Market Extended IndexSM benchmark was because it is constructed similarly to that of the previous benchmark but at a lower cost to the Fund and its shareholders.

For the fiscal year ended June 30, 2022, the Fund’s Investor Class and Select Class had a net return of -12.44% and -12.26%, respectively, compared to a return of -14.15% for the Fund’s benchmark index, the Morningstar® U.S. Market Extended IndexSM. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund’s Investor Class and Select Class outperformed the benchmark during the fiscal year by 1.70% and 1.88%, respectively, after deducting the share classes’ net operating expenses for the year. Across the fiscal year the Fund held a larger position than did the benchmark in stocks of companies with higher levels of operating profitability while also holding a smaller position than the benchmark in stocks of companies with lower levels of operating profitability. This strategy contributed to outperformance of the Fund’s benchmark index during the fiscal year. This outperformance was because during the fiscal year the stocks of companies with higher operating profitability (in which the Fund had a larger position than in the benchmark) performed better than the stocks of companies with lower profitability (stocks in which the Fund held smaller positions than in the benchmark).

SA U.S. Core Market Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Core Market Fund -
Investor Class vs. the Morningstar® U.S. Market Extended IndexSM and the Russell 3000
Index from June 30, 2012 through June 30, 2022

The Morningstar® U.S. Market Extended IndexSM measures the performance of U.S. equity securities and targets 99.5% market capitalization coverage of the investable U.S. universe. The index is calculated on a total return basis and is measured in U.S. dollars.

The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

These indices are unmanaged and reflect reinvested dividends and/or distributions, but do not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2022

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA U.S. Core Market Fund – Investor Class	6.68%	(a)	-12.44%	10.54%	12.15%
SA U.S. Core Market Fund – Select Class	10.75%	(b)	-12.26%	N/A	N/A

(a)	From commencement of class operations on August 5, 1999.
(b)	From commencement of class operations on July 3, 2017.
___________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Return would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2021 of Investor Class and Select Class were 0.89% and 0.68%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA U.S. Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

The SA U.S. Value Fund’s goal is to achieve long-term capital appreciation. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisors, L.P. (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of large and mid-cap U.S. companies traded on a principal U.S. exchange or on the over-the-counter market in the United States that the Sub-Adviser believes are “value” stocks at the time of investment. The Sub-Adviser considers value stocks primarily to be those of companies with high book values (values that are derived from a company’s balance sheet) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock). Currently the Sub-Adviser considers large and mid-capitalization companies to be companies whose market capitalizations generally are either in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also lend its portfolio securities.

As of April 1, 2022, the Fund’s primary benchmark changed from the Russell 1000 Value Index to the Morningstar® U.S. Large-Mid Cap Broad Value IndexSM. The primary consideration in changing the benchmark index to the Morningstar® U.S. Large-Mid Cap Broad Value IndexSM benchmark was because it is constructed similarly to that of the previous benchmark but at a lower cost to the Fund and its shareholders.

For the fiscal year ended June 30, 2022, the Fund’s Investor Class and Select Class had a net return of -7.88% and -7.68%, respectively, compared to a return of -4.53% for the Fund’s benchmark index, the Morningstar® U.S. Large-Mid Cap Broad Value IndexSM. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund’s Investor Class and Select Class underperformed the benchmark during the fiscal year by 3.35% and 3.15%, respectively, after deducting the share classes’ net operating expenses for the year. Across the fiscal year the Fund maintained a larger position than that of the benchmark in the stocks of companies whose ratio of price-to-book-value was below the average level in the marketplace (known as “deeper value stocks”). The Fund also maintained a smaller position than that of the benchmark in the stocks of companies in its investable universe which are not considered deeper value stocks. During the fiscal year, deeper value stocks exhibited weaker performance overall relative to the other stocks in the Fund’s benchmark, contributing to the Fund’s underperformance relative to its benchmark.

SA U.S. Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Value Fund
- Investor Class vs. the Morningstar® U.S. Large-Mid Cap Broad Value IndexSM and
the Russell 1000 Value Index from June 30, 2012 through June 30, 2022

The Morningstar® U.S. Large-Mid Cap Broad Value IndexSM targets U.S. equity securities in the cheaper half of the U.S. large and mid-cap markets, as measured by Morningstar’s style score. The index is calculated on a total return basis and is measured in U.S. dollars.

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower ratios of price-to-book-value. The Russell 1000 Value Index is constructed to provide a comprehensive representation of the large-cap value segment of the U.S. stock market. The index is completely reconstituted annually to ensure newly qualifying equities are included and that the represented companies continue to reflect value characteristics.

These indices are unmanaged and reflect reinvested dividends and/or distributions, but do not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2022

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA U.S. Value Fund – Investor Class	6.03%	(a)	-7.88%	5.96%	10.57%
SA U.S. Value Fund – Select Class	6.08%	(b)	-7.68%	N/A	N/A

(a)	From commencement of class operations on August 5, 1999.
(b)	From commencement of class operations on July 3, 2017.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Return would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratio for fiscal year 2021 of Investor Class and Select Class were 0.95% and 0.73%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA U.S. Small Company Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

The SA U.S. Small Company Fund’s goal is to achieve long-term capital appreciation. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisors, L.P. (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of small capitalization companies traded on a principal U.S. exchange or on the over-the-counter market in the United States. Currently the Sub-Adviser considers small capitalization companies to be companies whose market capitalizations generally are either in the lowest 12.5% of total market capitalization, or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also lend its portfolio securities.

As of April 1, 2022, the Fund’s primary benchmark changed from the Russell 2000 Index to the Morningstar® U.S. Small Cap Extended IndexSM. The primary consideration in changing the benchmark index to the Morningstar® U.S. Small Cap Extended IndexSM benchmark was because it is constructed similarly to that of the previous benchmark but at a lower cost to the Fund and its shareholders.

For the fiscal year ended June 30, 2022, the Fund’s Investor Class and Select Class had a net return of -15.24% and -15.07%, respectively, compared to a return of -23.37% for the Fund’s benchmark index, the Morningstar® U.S. Small Cap Extended IndexSM. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund’s Investor Class and Select Class outperformed the benchmark during the fiscal year by 8.13% and 8.30%, respectively, after deducting the share classes’ net operating expenses for the year. The Fund’s outperformance relative to its benchmark index over the fiscal year was the result of multiple factors. First, the Fund tends to avoid holding small cap stocks that have low operating profitability ratios. During the fiscal year, that low profitability exclusion contributed to the Fund’s outperformance of the benchmark since the benchmark includes such low profitability stocks while the Fund does not. Second, the Fund also seeks to exclude small cap securities of firms whose asset growth is excessively strong, based on the belief that such firms tend not to perform well after periods of rapid growth. This exclusion also contributed positively to the Fund’s outperformance of its benchmark during the fiscal year.

SA U.S. Small Company Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Small Company Fund -
Investor Class vs. the Morningstar® U.S. Small Cap Extended IndexSM and the Russell 2000
Index from June 30, 2012 through June 30, 2022

The Morningstar® U.S. Small Cap Extended IndexSM measures the performance of U.S. securities that are within the Morningstar® U.S. Market Extended IndexSM and that fall within the 90th to the 99th percentile of ranked market capitalization of that investable universe. The index is calculated on a total return basis and is measured in U.S. dollars.

The Russell 2000 Index measures the performance of the small capitalization segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 2000 of the smallest securities based on a combination of their market capitalization and current membership in the Russell 3000 Index.

These indices are unmanaged and reflect reinvested dividends and/or distributions, but do not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2022

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA U.S. Small Company Fund – Investor Class	8.19%	(a)	-15.24%	5.78%	9.67%
SA U.S. Small Company Fund – Select Class	5.87%	(b)	-15.07%	N/A	N/A

(a)	From commencement of class operations on August 5, 1999.
(b)	From commencement of class operations on July 3, 2017.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Return would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2021 of Investor Class and Select Class were 1.09% and 0.87%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA International Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

The SA International Value Fund’s goal is to achieve long-term capital appreciation. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisors, L.P. (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of large- and mid-cap non-U.S. companies that the Sub-Adviser believes are “value” stocks at the time of investment. The Fund’s Sub-Adviser considers value stocks primarily to be those of companies with high book values (values that are derived from a company’s balance sheet) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock). The Fund invests in companies in countries with developed markets designated by the Sub-Adviser as approved markets. Under normal market conditions, the Fund invests in companies organized or having a majority of their operating income from sources in at least three non-U.S. countries. The Fund may also lend its portfolio securities.

As of April 1, 2022, the Fund’s primary benchmark changed from the MSCI World Ex. U.S. Value Index (net div.) to the Morningstar® Developed Markets ex-US Value Target Market Exposure IndexSM for periods after June 21, 2008 and the Morningstar® Developed Markets ex-US IndexSM for periods prior to June 21, 2008. The primary consideration in changing the benchmark index to the Morningstar® Developed Markets ex-US Value Target Market Exposure IndexSM benchmark was because it is constructed similarly to that of the previous benchmark but at a lower cost to the Fund and its shareholders.

For the fiscal year ended June 30, 2022, the Fund’s Investor Class and Select Class had a net return of -8.57% and -8.35%, respectively, compared to a return of -10.81% for the Fund’s benchmark index, the Morningstar® Developed Markets ex-US Value Target Market Exposure IndexSM. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund’s Investor Class and Select Class outperformed the benchmark during the fiscal year by 2.24% and 2.46%, respectively, after deducting the share classes’ net operating expenses for the year. The outperformance of the Fund relative to the benchmark index was largely due to the Fund’s greater holding of stocks with the lowest ratios of price-to-book-value than the benchmark, commonly called “deep value” stocks. Such deep value stocks had returns during the fiscal year that were stronger than the overall return of the benchmark, hence the Fund’s emphasis on those stocks contributed to the Fund outperforming the benchmark.

SA International Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

Comparison of Change in Value of a $10,000 Investment in the SA International
Value Fund - Investor Class vs. the Morningstar® Developed Markets ex-US Value Target
Market Exposure IndexSM and the MSCI World Ex. U.S. Value Index (net div.)
from June 30, 2012 through June 30, 2022

The Morningstar® Developed Markets ex-US Value Target Market Exposure IndexSM contains the cheaper half of the Morningstar® Developed Markets ex-US Target Market Exposure IndexSM, with “cheaper” being defined by Morningstar’s style score. The Morningstar® Developed Markets ex-US Target Market Exposure IndexSM selects those securities that are in the 85% of stocks with the largest market capitalization in each country. Developed markets are those considered “high income” by the World Bank, and currently constitutes (excluding the U.S.) 22 countries.

The MSCI World Ex. U.S. Value Index (net div.) is composed of companies within the MSCI World Ex.U.S. Index having characteristics such as lower market-to-book value ratios. The MSCI World Ex. U.S. Index is an index of securities listed on the stock exchanges of 22 of 23 developed market countries (excluding the United States), covering approximately 85% of the equity market capitalization of those countries.

These indices are unmanaged and reflect reinvested dividends and/or distributions, but do not reflect sales charges, commissions, expenses or taxes. The indices reflect the impact of any withholding taxes applied to foreign investors in any of the component countries. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2022

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA International Value Fund – Investor Class	3.86%	(a)	-8.57%	2.04%	4.64%
SA International Value Fund – Select Class	2.14%	(b)	-8.35%	N/A	N/A

(a)	From commencement of class operations on August 5, 1999.
(b)	From commencement of class operations on July 3, 2017.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Return would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2021 of Investor Class and Select Class were 1.11% and 0.89%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA International Small Company Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

The SA International Small Company Fund’s goal is to achieve long-term capital appreciation. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisors, L.P. (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by investing substantially all its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the “DFA Portfolio”), a separate registered investment company with the same investment objective and investment policies as the Fund. The DFA Portfolio invests substantially all its assets in the following series of The DFA Investment Trust Company: The Japanese Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Asia Pacific Small Company Series and The Canadian Small Company Series (each a “Series”). Each Series invests in small companies using a market capitalization weighted approach in each country or region designated by the Fund’s Sub-Adviser as an approved market for investments. The DFA Portfolio may also have some exposure to small capitalization equity securities associated with other countries or regions but does not invest in emerging market countries. Each Series may also lend its portfolio securities.

As of April 1, 2022, the Fund’s primary benchmark changed from the MSCI World Ex. U.S. Small Cap Index (net div.) to the Morningstar® Global Markets ex-US Small-Mid Cap IndexSM. The primary consideration in changing the benchmark index to the Morningstar® Global Markets ex-US Small-Mid Cap IndexSM benchmark was because it is constructed similarly to that of the previous benchmark but at a lower cost to the Fund and its shareholders.

For the fiscal year ended June 30, 2022, the Fund’s Investor Class and Select Class had a net return of -20.33% and -20.15%, respectively, compared to a return of -21.80% for the Fund’s benchmark index, the Morningstar® Global Markets ex-US Small-Mid Cap IndexSM. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund’s Investor Class and Select Class outperformed the benchmark during the fiscal year by 1.48% and 1.65%, respectively, after deducting the share classes’ net operating expenses for the year. The Fund’s outperformance relative to its benchmark index across the fiscal year was due to two effects: first, the Fund had a modest overweight to deep value stocks during the fiscal year, with deep value stocks outperforming the Fund’s benchmark and hence contributing positively during the year to the Fund’s relative performance against its Benchmark. Second, the Fund also excludes smaller cap stocks that have recently experienced rapid growth in assets on their company balance sheets, based on the view that rapid asset growth can lead to weaker stock price performance afterwards. The Fund’s practice of excluding such stocks contributed positively to its performance relative to benchmark during the fiscal year.

SA International Small Company Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

Comparison of Change in Value of a $10,000 Investment in the SA International Small
Company Fund - Investor Class vs. the Morningstar® Global Markets ex-US Small-Mid Cap IndexSM
and the MSCI World Ex. USA Small Cap Index (net div.)
from June 30, 2012 through June 30, 2022

The Morningstar® Global Markets ex-US Small-Mid Cap IndexSM is a subset of the Morningstar® Global Markets ex-US IndexSM. It contains stocks considered to be small or mid-cap, which includes those stocks falling within the 70th and 97th percentile ranked by market cap. “Global Markets” include both the 22 countries with developed markets (excluding the United States) and the 26 countries considered to be emerging markets.

The MSCI World ex USA Small Cap Index (net div.) is a market capitalization weighted index designed to measure equity performance in 22 of 23 developed market countries (excluding the United States), covering approximately 14% of the market capitalization of those countries, and is composed of stocks which are categorized by MSCI as small capitalization stocks.

These indices are unmanaged and reflect reinvested dividends and/or distributions, but do not reflect sales charges, commissions, expenses or taxes. The indices reflect the impact of any withholding taxes applied to foreign investors in any of the component countries. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2022

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA International Small Company Fund – Investor Class	6.19%	(a)	-20.33%	1.16%	6.00%
SA International Small Company Fund – Select Class	1.47%	(b)	-20.15%	N/A	N/A

(a)	From commencement of class operations on August 5, 1999.
(b)	From commencement of class operations on July 3, 2017.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Return would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2021 of Investor Class and Select Class were 1.23% and 1.00%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA Emerging Markets Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

The SA Emerging Markets Value Fund’s goal is to achieve long-term capital appreciation. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisors, L.P. (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by generally investing in a broad and diverse group of equity securities of companies in emerging markets, which may include frontier markets (i.e., emerging market countries in an earlier stage of development). The Fund intends to purchase securities of companies with small, medium, and large market capitalizations in their respective markets that the Sub-Adviser considers to be “value” stocks at the time of investment. The Sub-Adviser considers value stocks primarily to be those of companies with high book values (values that are derived from a company’s balance sheet) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock).

As of April 1, 2022, the Fund’s primary benchmark changed from the MSCI Emerging Markets Value Index (net div.) to the Morningstar® Emerging Markets Value Target Market Exposure IndexSM for periods after June 21, 2008 and the Morningstar® Emerging Markets IndexSM for periods prior to June 21, 2008. The primary consideration in changing the benchmark index to the Morningstar® Emerging Market Value Target Market Exposure IndexSM benchmark was because it is constructed similarly to that of the previous benchmark but at a lower cost to the Fund and its shareholders.

For the fiscal year ended June 30, 2022, the Fund’s Investor Class and Select Class had a net return of -15.07% and -14.98%, respectively, compared to a return of -16.56% for the Fund’s benchmark index, the Morningstar® Emerging Markets Value Target Market Exposure IndexSM. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund’s Investor Class and Select Class outperformed the benchmark during the fiscal year by 1.48% and 1.57%, respectively, after deducting the share classes’ net operating expenses for the year. Across the fiscal year the Fund maintained a larger position than that of the benchmark in the stocks of companies whose ratio of price-to-book-value was below the average level in the marketplace (known as “deeper value stocks”). The Fund also maintained a smaller position than that of the benchmark in the stocks of companies in its investable universe which are not considered deeper value stocks. During the fiscal year, deeper value stocks exhibited strong performance overall relative to the other stocks in the Fund’s benchmark, contributing to the Fund’s outperformance relative to its benchmark.

SA Emerging Markets Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

Comparison of Change in Value of a $10,000 Investment in the SA Emerging Markets Value Fund -
Investor Class vs. the Morningstar® Emerging Markets Value Target Market Exposure IndexSM and the
MSCI Emerging Markets Value Index (net div.) from June 30, 2012 through June 30, 2022

The Morningstar® Emerging Markets Value Target Market Exposure IndexSM contains the cheaper half of the Morningstar® Emerging Markets Target Market Exposure IndexSM, with “cheaper” being defined by Morningstar’s style score. The index selects those securities that are in the 85% of stocks with the largest market capitalization in each country (which Morningstar considers to be the large and mid-cap universe). Morningstar defines emerging markets as those countries not considered developed markets, but also meeting a minimum level of economic activity set by Morningstar.

The MSCI Emerging Markets Value Index (net div.) is comprised of companies within the 27 countries in the MSCI Emerging Markets Index having value characteristics, such as low price-to-book-value ratios.

These indices are unmanaged and reflect reinvested dividends and/or distributions, but do not reflect sales charges, commissions, expenses or taxes. The indices reflect the impact of any withholding taxes applied to foreign investors in any of the component countries. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2022

	Since	One	Five	Ten
	Inception	Year	Years	Years
SA Emerging Markets Value Fund – Investor Class	1.43%(a)	-15.07%	1.23%	1.57%
SA Emerging Markets Value Fund – Select Class	1.31%(b)	-14.98%	N/A	N/A

(a)	From commencement of class operations on April 2, 2007.
(b)	From commencement of class operations on July 3, 2017.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2021 of Investor Class and Select Class were 1.54% and 1.28%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA Real Estate Securities Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

The SA Real Estate Securities Fund’s goal is to achieve long-term capital appreciation. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisors, L.P. (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by generally investing in readily marketable equity securities of companies, the principal activities of which include development, ownership, management, construction, or sale of residential, commercial, or industrial real estate. Investments include, principally, equity securities of companies in the following sectors of the real estate industry: certain real estate investment trusts (“REITS”), companies engaged in residential construction and firms, excluding partnerships, the principal business of which is to develop commercial property. The Fund will make equity investments only in securities traded in the U.S. securities markets.

As of April 1, 2022, the Fund’s primary benchmark changed from the Dow Jones U.S. Select REIT Index to the Morningstar® U.S. REIT IndexSM. The primary consideration in changing the benchmark index to the Morningstar® U.S. REIT IndexSM benchmark was because it is constructed similarly to that of the previous benchmark but at a lower cost to the Fund and its shareholders.

For the fiscal year ended June 30, 2022, the Fund’s Investor Class and Select Class had a net return of -6.51% and -6.31%, respectively, compared to a return of -5.82% for the Fund’s benchmark index, the Morningstar® U.S. REIT IndexSM. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund’s Investor Class and Select Class underperformed the benchmark during the fiscal year by 0.69% and 0.50%, respectively, after deducting the share classes’ net operating expenses for the year. During the fiscal year, the Fund’s portfolio, prior to the deduction of fees, performed relatively similarly to that of the Fund’s benchmark, which does not charge fees. Hence the primary reason that the Fund’s net performance was less than that of the benchmark during the fiscal year was due to the Fund’s fees and expenses.

SA Real Estate Securities Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

Comparison of Change in Value of a $10,000 Investment in the SA Real Estate Securities Fund -
Investor Class vs. the Morningstar® U.S. REIT IndexSM and the Dow Jones U.S. Select REIT Index from
June 30, 2012 through June 30, 2022

The Morningstar® U.S. REIT IndexSM is a subset of the Morningstar® Global REIT IndexSM family. The index tracks the performance of U.S. publicly traded REITs that have been identified for inclusion in the index by a proprietary Morningstar industry classification methodology known as “GECS.” The qualifying standards for inclusion are that the REIT must contain companies that own, manage or lease investment-grade income producing commercial real estate. The index is calculated on a total return basis and is measured in U.S. dollars.

The Dow Jones U.S. Select REIT Index is a float-adjusted market capitalization weighted index designed to measure the performance of publicly traded real estate companies that have a minimum total market capitalization of at least $200 million, at least 75% of total revenues of which are derived from ownership and operation of real estate assets, and the liquidity of company stock commensurate with that of other institutionally held real estate securities.

These indices are unmanaged and reflect reinvested dividends and/or distributions, but do not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2022

	Since	One	Five	Ten
	Inception	Year	Years	Years
SA Real Estate Securities Fund – Investor Class	4.31%(a)	-6.51%	5.88%	7.11%
SA Real Estate Securities Fund – Select Class	5.82%(b)	-6.31%	N/A	N/A

(a)	From commencement of class operations on April 2, 2007.
(b)	From commencement of class operations on July 3, 2017.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2021 of Investor Class and Select Class were 1.05% and 0.80%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA Worldwide Moderate Growth Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

The SA Worldwide Moderate Growth Fund’s goal is to achieve long-term capital appreciation and current income with a greater emphasis on long-term capital appreciation. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser. The Fund pursues its goal by investing in other mutual funds (“Underlying SA Funds”) managed by the Adviser comprising various asset categories and strategies. Under normal market conditions, the Fund invested approximately 70% of its assets in equity investments and approximately 30% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds in which the Fund invests. Actual allocations to fixed income investments or equity investments can deviate by up to 10%.

As of April 1, 2022, the Fund’s primary benchmark is changing from the Worldwide Moderate Growth Composite Index to the Morningstar® U.S. Moderate Target Allocation IndexSM. The primary consideration in changing the benchmark index to the Morningstar® U.S. Moderate Target Allocation IndexSM benchmark was because it is constructed similarly to that of the previous benchmark but at a lower cost to the Fund and its shareholders.

For the fiscal year ended June 30, 2022, the Fund had a net return of -8.97%, compared to a return of -12.23% for the Fund’s benchmark index, the Morningstar® U.S. Moderate Target Allocation IndexSM. Since the Fund invests only in Underlying SA Funds, the performance of the Fund across the fiscal year was primarily the result of the performance of its Underlying SA Funds. Most notably, the Fund’s positioning in the SA International Value Fund, the SA U.S. Value Fund, and the SA US Core Market Fund most significantly contributed to the Fund’s 3.26% outperformance for the fiscal year relative to its benchmark index.

Comparison of Change in Value of a $10,000 Investment in the SA Worldwide
Moderate Growth Fund vs. the Benchmarks since Commencement of Fund
Operations from July 1, 2015 through June 30, 2022

SA Worldwide Moderate Growth Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

The Morningstar® U.S. Moderate Target Allocation IndexSM is a 60% equity and 40% fixed income/cash global asset allocation index designed to be oriented for the USD-based investor. The index is formed as a fixed-weight combination of existing Morningstar indexes that have been designed to give exposure to global stocks and bonds in both developed and emerging markets. The index is calculated on a total return basis and is converted to U.S. dollar returns. You cannot invest directly in an index.

The MSCI ACWI Investable Market Index (IMI) (net div.) captures large, mid and small cap representation across 23 Developed Markets and 26 Emerging Markets countries. With more than 8,000 constituent securities, the index is comprehensive, covering approximately 99% of the global equity investment opportunity set. The ICE BofA 1-3 Year U.S. Corporate & Government Index tracks the performance of U.S. dollar-denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities with a remaining term to final maturity less than 3 years. Prior to July 1, 2021, the Worldwide Moderate Growth Composite Index was a weighted blend of the following indexes: 75% MSCI ACWI Investable Market Index (net div.) and 25% ICE BofA 1-3 Year U.S. Corporate & Government Index. Effective July 1, 2021, the Worldwide Moderate Growth Composite Index is a weighted blend of the following indexes: 70% MSCI ACWI IMI (net div.) and 30% ICE BofA 1-3 Year U.S. Corporate & Government Index. The Worldwide Moderate Growth Composite Index is rebalanced on an annual basis in January of each year.

These indices are unmanaged and reflect reinvested dividends and/or distributions, but do not reflect sales charges, commissions, expenses or taxes. The indices reflect the impact of any withholding taxes applied to foreign investors in any of the component countries. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2022

	Since		One	Five
	Inception		Year	Year
SA Worldwide Moderate Growth Fund	4.73%	(a)	-8.97%	4.57%

(a)	From commencement of Fund operations on July 1, 2015.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2021 was 1.44% (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022

	FACE
	AMOUNT	VALUE†
YANKEE CORPORATE BONDS AND NOTES — 16.6%
Communication — 0.7%
NTT Finance Corp., 0.583%, 3/01/24±	$3,500,000	$3,332,335

Financial — 12.8%
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 2.875%,
8/14/24	3,000,000	2,862,849
Aircastle Ltd., 4.125%, 5/01/24	1,990,000	1,936,550
Bank of Montreal, 0.625%, 7/09/24	2,000,000	1,884,878
Canadian Imperial Bank
of Commerce, 3.100%, 4/02/24	4,500,000	4,458,367
Cooperatieve Rabobank UA,
1.375%, 1/10/25	7,762,000	7,314,201
Cooperatieve Rabobank UA,
2.625%, 7/22/24±	2,000,000	1,938,978
Mitsubishi UFJ Financial Group, Inc.,
3.407%, 3/07/24	3,946,000	3,921,212
National Australia Bank Ltd.,
1.388%, 1/12/25±	11,000,000	10,408,170
NatWest Markets PLC,
0.800%, 8/12/24±	4,250,000	3,951,776
Skandinaviska Enskilda Banken AB,
0.650%, 9/09/24±	1,000,000	933,438
Societe Generale SA, 2.625%,
10/16/24±	750,000	722,544
Sumitomo Mitsui Banking Corp.,
3.400%, 7/11/24	1,000,000	989,853
Sumitomo Mitsui Financial Group, Inc.,
2.696%, 7/16/24	1,966,000	1,915,505
Sumitomo Mitsui Trust Bank Ltd.,
0.850%, 3/25/24±	5,000,000	4,748,651
Westpac Banking Corp.,
1.019%, 11/18/24	11,800,000	11,094,299
		59,081,271

Government — 3.1%
European Investment Bank,
0.375%, 7/24/24	10,000,000	9,479,609
Nordic Investment Bank,
0.375%, 9/20/24	2,250,000	2,123,619
Svensk Exportkredit AB,
0.625%, 10/07/24	3,000,000	2,841,237
		14,444,465
TOTAL YANKEE CORPORATE BONDS
AND NOTES (Identified Cost
$81,219,954)		76,858,071

CORPORATE BONDS AND NOTES — 23.6%
Basic Material — 0.9%
Georgia-Pacific LLC,
3.600%, 3/01/25±	4,000,000	3,984,599

Communications — 1.7%
Amazon.com, Inc., 2.730%, 4/13/24	5,000,000	4,968,867
Booking Holdings, Inc., 3.650%,
3/15/25	2,000,000	2,000,165
Omnicom Group, Inc./Omnicom
Capital, Inc., 3.650%, 11/01/24	1,004,000	997,018
		7,966,050

Consumer, Cyclical — 1.9%
Daimler Finance North America LLC,
2.700%, 6/14/24±	2,000,000	1,959,265
Marriott International, Inc., 3.600%,
4/15/24	2,750,000	2,728,389
Volkswagen Group of America Finance
LLC, 2.850%, 9/26/24±	2,000,000	1,951,592
Walgreens Boots Alliance, Inc.,
3.800%, 11/18/24	2,001,000	1,993,101
		8,632,347

Consumer, Non-cyclical — 5.0%
Amgen, Inc., 3.125%, 5/01/25	4,000,000	3,930,141
Bayer US Finance LLC, 3.375%,
10/08/24±	3,000,000	2,933,442
Cardinal Health, Inc., 3.079%,
6/15/24	3,165,000	3,118,468
Cigna Corp., 3.500%, 6/15/24	3,000,000	2,985,830
Elevance Health, Inc., 2.375%,
1/15/25	2,500,000	2,411,886
Elevance Health, Inc., 3.500%,
8/15/24	2,000,000	1,996,220
Gilead Sciences, Inc., 3.500%,
2/01/25	3,000,000	2,969,482
Gilead Sciences, Inc., 3.700%,
4/01/24	1,001,000	1,003,277
Laboratory Corp. of America
Holdings, 3.600%, 2/01/25	2,000,000	1,973,827
		23,322,573

Energy — 1.4%
Energy Transfer LP, 4.050%,
3/15/25	2,500,000	2,466,635
Marathon Petroleum Corp.,
3.625%, 9/15/24	3,000,000	2,973,298
Schlumberger Holdings Corp.,
3.750%, 5/01/24±	1,000,000	997,233
		6,437,166

Financial — 9.4%
Ally Financial, Inc., 3.875%, 5/21/24	2,483,000	2,464,836
American Express Co.,
3.375%, 5/03/24	4,500,000	4,475,273
Ares Capital Corp., 4.200%, 6/10/24	2,500,000	2,458,377
Bank of New York Mellon Corp.
(The), 1.600%, 4/24/25	4,000,000	3,764,961
Charles Schwab Corp. (The),
3.000%, 3/10/25	3,000,000	2,961,003
Citigroup, Inc., 3.750%, 6/16/24	3,000,000	3,016,241
Goldman Sachs Group, Inc. (The),
3.500%, 1/23/25	668,000	659,424
Goldman Sachs Group, Inc. (The),
3.850%, 7/08/24	2,000,000	2,007,600
Morgan Stanley, 3.875%, 4/29/24	4,800,000	4,814,339
Nuveen Finance LLC, 4.125%,
11/01/24±	4,000,000	3,978,175
Realty Income Corp., 3.875%,
4/15/25	2,000,000	1,988,789

The accompanying notes are an integral part of these financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	FACE
	AMOUNT	VALUE†
CORPORATE BONDS AND NOTES (Continued)
Financial (Continued)
Truist Financial Corp., 2.850%,
10/26/24	$3,500,000	$3,436,993
Vornado Realty LP, 3.500%, 1/15/25	3,260,000	3,161,624
Wells Fargo & Co., 3.300%, 9/09/24	4,500,000	4,448,540
		43,636,175

Industrial — 1.0%
Penske Truck Leasing Co. LP/PTL
Finance Corp., 3.450%, 7/01/24±	1,750,000	1,715,661
Raytheon Technologies Corp.,
3.200%, 3/15/24	2,695,000	2,674,052
		4,389,713

Technology — 0.8%
International Business Machines Corp.,
3.000%, 5/15/24	700,000	695,603
Oracle Corp., 2.500%, 4/01/25	3,250,000	3,094,709
		3,790,312

Utilities — 1.5%
American Water Capital Corp.,
3.400%, 3/01/25	4,000,000	3,955,496
Edison International, 3.550%,
11/15/24	3,000,000	2,932,419
		6,887,915
TOTAL CORPORATE BONDS
AND NOTES (Identified Cost
$112,490,256)		109,046,850

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 59.5%
U.S. Treasury Securities — 59.5%
U.S. Treasury Note, 0.125%, 10/15/23	45,000,000	43,425,000
U.S. Treasury Note, 0.125%, 12/15/23	9,500,000	9,122,969
U.S. Treasury Note, 0.250%, 9/30/23	46,000,000	44,516,680
U.S. Treasury Note, 0.250%, 11/15/23	45,000,000	43,398,633
U.S. Treasury Note, 0.375%, 10/31/23	47,000,000	45,455,976
U.S. Treasury Note, 0.500%, 11/30/23	46,000,000	44,474,453
U.S. Treasury Note, 0.750%, 12/31/23	46,000,000	44,536,445
		274,930,156
TOTAL U.S. GOVERNMENT &
AGENCY OBLIGATIONS
(Identified Cost $274,565,687)		274,930,156

SHORT-TERM INVESTMENTS — 0.1%
Investment Company — 0.1%
State Street Institutional U.S.
Government Money Market
Fund 1.180%	301,162	301,162
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $301,162)		301,162

Total Investments — 99.8%
(Identified Cost $468,577,059)		461,136,239
Cash and Other Assets,
Less Liabilities — 0.2%		696,128
Net Assets — 100.0%		$461,832,367

†	See Note 1
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2022 amounted to $43,555,860 or 9.43% of the net assets of the Fund.

Portfolio Sectors as of June 30, 2022
(As a percentage of total investments (excluding short-term
money market investment)) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 98.8%
Australia — 9.3%
Australia & New Zealand
Banking Group Ltd.,
3.700%, 11/16/25	USD	1,000,000	$1,000,480
Australia Government Bond,
0.250%, 11/21/25	AUD	2,000,000	1,249,792
Australia Government Bond,
0.500%, 9/21/26	AUD	2,000,000	1,229,352
Australia Government Bond,
3.250%, 4/21/25	AUD	1,000,000	692,638
Australia Government Bond,
4.250%, 4/21/26	AUD	2,700,000	1,928,521
Commonwealth Bank of Australia,
1.125%, 6/15/26±	USD	11,800,000	10,588,356
National Australia Bank Ltd.,
0.250%, 5/20/24	EUR	500,000	509,166
National Australia Bank Ltd.,
1.388%, 1/12/25±	USD	600,000	567,718
National Australia Bank Ltd.,
3.375%, 1/14/26	USD	8,500,000	8,303,304
New South Wales Treasury Corp.,
1.250%, 3/20/25	AUD	500,000	325,329
New South Wales Treasury Corp.,
4.000%, 5/20/26	AUD	16,900,000	11,791,943
Queensland Treasury Corp.,
3.250%, 7/21/26±	AUD	8,500,000	5,776,331
Queensland Treasury Corp.,
4.750%, 7/21/25±	AUD	500,000	357,182
Queensland Treasury Corp.,
5.750%, 7/22/24	AUD	700,000	507,236
South Australian Government
Financing Authority,
2.250%, 8/15/24	AUD	500,000	337,520
South Australian Government
Financing Authority,
3.000%, 7/20/26	AUD	4,300,000	2,887,183
Treasury Corp. of Victoria,
0.500%, 11/20/25	AUD	4,300,000	2,671,100
Treasury Corp. of Victoria,
5.500%, 12/17/24	AUD	2,000,000	1,449,955
Western Australian Treasury
Corp., 2.500%, 7/23/24	AUD	500,000	340,203
Western Australian Treasury
Corp., 5.000%, 7/23/25	AUD	500,000	359,462
Westpac Banking Corp.,
1.019%, 11/18/24	USD	2,000,000	1,880,390
Westpac Banking Corp.,
1.150%, 6/03/26	USD	6,500,000	5,846,138
Westpac Banking Corp.,
(3-mo. Swap + 0.950%),
1.950%, 11/16/23 ‡	AUD	100,000	69,319
Westpac Banking Corp.,
2.350%, 2/19/25	USD	3,196,000	3,090,024
Westpac Banking Corp.,
2.850%, 5/13/26	USD	4,300,000	4,132,621
Westpac Banking Corp.,
4.125%, 6/04/26	AUD	2,300,000	1,563,811
			69,455,074
Austria — 0.7%
Oesterreichische Kontrollbank AG,
0.375%, 9/17/25	USD	3,000,000	2,752,290
Oesterreichische Kontrollbank AG,
0.500%, 9/16/24	USD	3,012,000	2,851,013
			5,603,303
Belgium — 0.1%
Euroclear Bank SA,
0.125%, 7/07/25	EUR	150,000	148,549
Kingdom of Belgium Government
Bond, 0.800%, 6/22/25±	EUR	400,000	416,221
			564,770
Canada — 11.9%
Bank of Montreal,
2.700%, 9/11/24	CAD	600,000	454,684
CPPIB Capital, Inc.,
0.875%, 9/09/26±	USD	19,300,000	17,538,171
CPPIB Capital, Inc.,
1.250%, 3/04/25	USD	1,500,000	1,429,547
Export Development Canada,
2.625%, 2/21/24	USD	1,385,000	1,380,171
OMERS Finance Trust,
0.450%, 5/13/25	EUR	1,900,000	1,927,408
Ontario Teachers’ Finance Trust,
0.500%, 5/06/25	EUR	1,350,000	1,371,877
Ontario Teachers’ Finance Trust,
0.875%, 9/21/26±	USD	10,499,000	9,498,720
Province of Alberta Canada,
0.500%, 4/16/25	EUR	1,900,000	1,938,983
Province of Alberta Canada,
0.625%, 4/18/25	EUR	1,000,000	1,023,123
Province of Manitoba Canada,
2.600%, 4/16/24	USD	3,000,000	2,979,560
Province of Ontario Canada,
0.625%, 1/21/26@	USD	9,000,000	8,211,002
Province of Ontario Canada,
1.050%, 4/14/26	USD	8,184,000	7,531,245
Province of Ontario Canada,
3.050%, 1/29/24	USD	4,000,000	4,001,119
Province of Ontario Canada,
3.100%, 8/26/25	AUD	1,000,000	671,215
Province of Quebec Canada,
0.875%, 1/15/25	EUR	1,200,000	1,239,297
Province of Quebec Canada,
2.500%, 4/09/24	USD	8,158,000	8,072,003
Province of Quebec Canada,
3.700%, 5/20/26	AUD	4,500,000	3,040,119
PSP Capital, Inc.,
0.500%, 9/15/24	USD	1,219,000	1,152,702
PSP Capital, Inc.,
1.000%, 6/29/26±	USD	3,900,000	3,562,627
Royal Bank of Canada,
4.200%, 6/22/26	AUD	500,000	340,414
Toronto-Dominion Bank (The),
0.750%, 9/11/25	USD	500,000	452,378
Toronto-Dominion Bank (The),
0.750%, 1/06/26	USD	2,500,000	2,240,661

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Canada (Continued)
Toronto-Dominion Bank (The),
1.128%, 12/09/25	CAD	6,100,000	$4,238,983
Toronto-Dominion Bank (The),
1.200%, 6/03/26	USD	2,938,000	2,636,143
Toronto-Dominion Bank (The),
3.226%, 7/24/24	CAD	2,500,000	1,916,501
			88,848,653
Denmark — 1.5%
Denmark Government Bond,
0.000%, 11/15/24	DKK	53,000,000	7,297,782
Kommunekredit,
0.500%, 1/28/26	USD	4,742,000	4,306,459
			11,604,241
Finland — 0.8%
Kuntarahoitus Oyj,
0.625%, 3/20/26	USD	6,951,000	6,323,347
France — 6.3%
Agence Francaise de
Developpement EPIC,
0.000%, 3/25/25	EUR	2,100,000	2,127,201
Agence Francaise de
Developpement EPIC,
0.625%, 1/22/26@	USD	8,200,000	7,480,949
Bpifrance SACA,
0.500%, 5/25/25	EUR	500,000	511,430
Caisse d’Amortissement
de la Dette Sociale,
0.375%, 5/27/24	USD	1,000,000	951,059
Caisse d’Amortissement
de la Dette Sociale,
0.625%, 2/18/26±	USD	880,000	803,047
Dexia Credit Local SA,
0.500%, 7/16/24	USD	6,800,000	6,454,537
Dexia Credit Local SA,
1.125%, 4/09/26±	USD	400,000	368,597
Dexia Credit Local SA,
1.125%, 4/09/26	USD	9,414,000	8,674,927
Dexia Credit Local SA,
1.250%, 11/26/24	EUR	600,000	627,138
French Republic
Government Bond OAT,
0.000%, 2/25/25	EUR	3,000,000	3,059,516
Sanofi Sr Unsecured Regs 04/25
0.875, 0.875%, 4/06/25	EUR	300,000	307,565
SFIL SA, 0.625%, 2/09/26	USD	15,200,000	13,814,221
Societe Nationale SNCF SA,
4.125%, 2/19/25	EUR	800,000	897,692
UNEDIC ASSEO,
0.125%, 11/25/24	EUR	800,000	816,290
UNEDIC ASSEO,
0.625%, 2/17/25	EUR	300,000	309,326
			47,203,495
Germany — 6.2%
Erste Abwicklungsanstalt,
0.250%, 3/01/24	USD	6,400,000	6,106,247
Erste Abwicklungsanstalt,
0.875%, 10/30/24	USD	3,400,000	3,229,116
FMS Wertmanagement, 0.375%,
5/06/24	USD	2,000,000	1,902,149
Free State of Bavaria, 0.010%,
1/17/25	EUR	150,000	152,223
Kreditanstalt fuer Wiederaufbau,
0.000%, 11/15/24	EUR	300,000	306,952
Kreditanstalt fuer Wiederaufbau,
0.000%, 2/18/25	EUR	1,000,000	1,018,550
Kreditanstalt fuer Wiederaufbau,
0.125%, 10/04/24	EUR	1,000,000	1,028,102
Kreditanstalt fuer Wiederaufbau,
0.250%, 3/08/24	USD	2,833,000	2,706,622
Kreditanstalt fuer Wiederaufbau,
0.375%, 4/23/25	EUR	638,000	654,612
Kreditanstalt fuer Wiederaufbau,
1.625%, 5/10/24	USD	1,000,000	973,482
Kreditanstalt fuer Wiederaufbau,
3.200%, 9/11/26	AUD	500,000	334,218
Kreditanstalt fuer Wiederaufbau,
4.000%, 2/27/25	AUD	1,200,000	834,332
Landeskreditbank Baden-
Wuerttemberg Foerderbank,
2.000%, 7/23/24	USD	7,562,000	7,400,400
Landwirtschaftliche Rentenbank,
0.875%, 3/30/26	USD	4,695,000	4,324,480
Landwirtschaftliche Rentenbank,
4.250%, 1/09/25	AUD	3,780,000	2,642,791
Landwirtschaftliche Rentenbank,
4.750%, 4/08/24	AUD	1,200,000	845,316
Landwirtschaftliche Rentenbank,
4.750%, 5/06/26	AUD	1,100,000	779,674
Landwirtschaftliche Rentenbank,
5.375%, 4/23/24	NZD	1,000,000	638,064
NRW Bank, 0.875%, 3/09/26	USD	3,369,000	3,090,673
NRW Bank, 1.050%, 3/31/26	AUD	2,350,000	1,446,634
State of North Rhine-Westphalia
Germany, 1.000%, 4/21/26	USD	6,200,000	5,702,461
			46,117,098
Netherlands — 3.6%
BNG Bank NV,
0.500%, 11/24/25	USD	4,342,000	3,965,835
BNG Bank NV,
0.875%, 5/18/26±	USD	6,770,000	6,204,381
BNG Bank NV,
0.875%, 5/18/26	USD	4,064,000	3,724,462
BNG Bank NV,
2.375%, 3/16/26	USD	674,000	654,271
BNG Bank NV,
3.250%, 7/15/25	AUD	1,400,000	947,275
Cooperatieve Rabobank UA,
1.375%, 1/10/25	USD	1,833,000	1,727,252
Nederlandse Waterschapsbank
NV, 1.125%, 3/15/24@	USD	1,250,000	1,208,479

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Netherlands (Continued)
Netherlands Government Bond,
0.250%, 7/15/25±	EUR	1,300,000	$1,333,167
Netherlands Government Bond,
2.000%, 7/15/24±	EUR	2,100,000	2,257,955
Novo Nordisk Finance
Netherlands BV,
0.750%, 3/31/25	EUR	200,000	204,609
Roche Finance Europe BV,
0.875%, 2/25/25	EUR	1,000,000	1,033,096
Shell International Finance BV,
2.875%, 5/10/26	USD	600,000	581,147
Shell International Finance BV,
3.250%, 5/11/25	USD	3,500,000	3,464,913
			27,306,842
New Zealand — 0.8%
Bank of New Zealand,
1.000%, 3/03/26±	USD	1,604,000	1,437,634
New Zealand Local Government
Funding Agency Bond, 2.250%,
4/15/24	NZD	6,800,000	4,117,071
New Zealand Local Government
Funding Agency Bond, 2.750%,
4/15/25	NZD	500,000	300,948
			5,855,653
Norway — 2.9%
Equinor ASA, 1.750%, 1/22/26	USD	1,900,000	1,774,705
Kommunalbanken AS,
0.375%, 9/11/25	USD	3,944,000	3,617,052
Kommunalbanken AS,
0.500%, 1/13/26@	USD	3,500,000	3,194,669
Kommunalbanken AS,
0.600%, 6/01/26	AUD	2,000,000	1,205,521
Kommunalbanken AS,
1.125%, 10/26/26±	USD	2,988,000	2,737,557
Kommunalbanken AS,
2.000%, 6/19/24	USD	2,700,000	2,640,348
Kommunalbanken AS,
2.125%, 4/23/25	USD	4,366,000	4,245,952
Norway Government Bond,
1.750%, 3/13/25±	NOK	19,800,000	1,948,033
			21,363,837
Supranational — 12.7%
African Development Bank,
0.875%, 3/23/26	USD	8,522,000	7,856,587
African Development Bank,
0.875%, 7/22/26	USD	1,708,000	1,557,980
African Development Bank,
4.500%, 6/02/26	AUD	1,500,000	1,051,329
African Development Bank,
4.750%, 3/06/24	AUD	500,000	351,463
Asian Development Bank,
0.375%, 6/11/24	USD	800,000	759,799
Asian Development Bank,
0.500%, 5/05/26	AUD	6,000,000	3,625,277
Asian Development Bank,
1.000%, 4/14/26	USD	5,090,000	4,708,385
Asian Development Bank,
3.750%, 3/12/25	AUD	1,000,000	690,465
Asian Infrastructure
Investment Bank (The),
0.500%, 10/30/24	USD	143,000	134,648
Asian Infrastructure
Investment Bank (The),
0.500%, 1/27/26@	USD	21,579,000	19,551,209
Asian Infrastructure
Investment Bank (The),
1.000%, 5/06/26	AUD	2,400,000	1,477,385
Asian Infrastructure
Investment Bank (The),
2.250%, 5/16/24	USD	844,000	828,588
Council of Europe
Development Bank,
0.375%, 3/27/25	EUR	787,000	802,767
Eurofima Europaeische
Gesellschaft fuer die
Finanzierung von
Eisenbahnmaterial,
0.250%, 2/09/24	EUR	191,000	197,250
European Bank for Reconstruction
& Development,
0.500%, 1/28/26	USD	5,852,000	5,346,460
European Financial Stability
Facility, 0.400%, 2/17/25	EUR	400,000	410,233
European Financial Stability
Facility, 1.750%, 6/27/24	EUR	98,000	104,023
European Financial Stability
Facility, 2.125%, 2/19/24	EUR	1,250,000	1,334,741
European Investment Bank,
0.000%, 3/25/25	EUR	140,000	141,813
European Investment Bank,
0.875%, 9/13/24	EUR	450,000	469,006
European Investment Bank,
1.250%, 5/12/25	SEK	5,000,000	470,616
European Investment Bank,
2.625%, 3/15/24	USD	3,800,000	3,777,183
European Investment Bank,
2.900%, 10/17/25	AUD	600,000	402,426
European Investment Bank,
3.250%, 1/29/24	USD	600,000	602,589
European Stability Mechanism,
0.000%, 12/16/24	EUR	1,600,000	1,629,685
European Stability Mechanism,
0.000%, 3/14/25	EUR	1,566,000	1,587,143
European Union,
0.500%, 4/04/25	EUR	300,000	308,712
European Union,
0.800%, 7/04/25	EUR	2,320,000	2,402,052
Inter-American Development
Bank, 0.875%, 4/20/26	USD	1,500,000	1,380,010
Inter-American Development
Bank, 2.750%, 10/30/25	AUD	300,000	199,885

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Supranational (Continued)
Inter-American Development
Bank, 3.000%, 2/21/24	USD	800,000	$799,799
Inter-American Development
Bank, 4.250%, 6/11/26	AUD	6,000,000	4,171,593
Inter-American Development
Bank, 4.750%, 8/27/24	AUD	5,500,000	3,880,309
Inter-American Investment Corp.,
0.625%, 2/10/26	USD	315,000	286,577
Inter-American Investment Corp.,
1.750%, 10/02/24	USD	648,000	628,627
International Bank for
Reconstruction & Development,
0.500%, 5/18/26	AUD	2,800,000	1,689,327
International Bank for
Reconstruction & Development,
2.500%, 3/19/24	USD	12,500,000	12,402,684
International Finance Corp.,
3.200%, 7/22/26	AUD	5,000,000	3,347,859
International Finance Corp.,
4.000%, 4/03/25	AUD	4,900,000	3,403,545
			94,770,029
Sweden — 5.7%
Kommuninvest I Sverige AB,
0.375%, 2/16/24	USD	800,000	766,478
Kommuninvest I Sverige AB,
1.000%, 10/02/24	SEK	16,670,000	1,569,701
Kommuninvest I Sverige AB,
1.375%, 5/08/24±	USD	750,000	726,991
Kommuninvest I Sverige AB,
1.375%, 5/08/24	USD	4,000,000	3,877,285
Kommuninvest I Sverige AB,
2.875%, 7/03/24±	USD	2,971,000	2,950,522
Skandinaviska Enskilda Banken
AB, 0.850%, 9/02/25±	USD	7,500,000	6,794,250
Skandinaviska Enskilda Banken
AB, 1.200%, 9/09/26±	USD	11,150,000	9,957,173
Skandinaviska Enskilda Banken
AB, 1.400%, 11/19/25@±	USD	5,000,000	4,615,984
Svensk Exportkredit AB,
0.625%, 10/07/24	USD	2,000,000	1,894,158
Svensk Exportkredit AB,
0.375%, 3/11/24	USD	3,000,000	2,862,359
Svensk Exportkredit AB,
0.375%, 7/30/24	USD	6,363,000	6,022,095
Svenska Handelsbanken AB,
0.125%, 6/18/24	EUR	200,000	203,265
Svenska Handelsbanken AB,
0.550%, 6/11/24±	USD	250,000	235,009
Sweden Government Bond,
2.500%, 5/12/25	SEK	5,000,000	497,186
			42,972,456
United States — 36.3%
Abbott Ireland Financing DAC,
0.100%, 11/19/24	EUR	100,000	100,772
Amazon.com, Inc.,
0.450%, 5/12/24@	USD	2,000,000	1,904,988
Amazon.com, Inc.,
1.000%, 5/12/26	USD	12,268,000	11,187,573
Amazon.com, Inc.,
2.730%, 4/13/24	USD	7,000,000	6,956,414
Apple, Inc., 0.700%, 2/08/26	USD	2,575,000	2,351,439
Apple, Inc., 1.125%, 5/11/25	USD	1,348,000	1,268,267
Apple, Inc., 2.513%, 8/19/24	CAD	5,000,000	3,788,386
Apple, Inc., 3.250%, 2/23/26	USD	2,192,000	2,182,514
Apple, Inc., 3.600%, 6/10/26	AUD	500,000	334,575
Berkshire Hathaway, Inc., 3.125%,
3/15/26	USD	5,888,000	5,786,706
Chevron Corp.,
1.554%, 5/11/25	USD	200,000	190,075
Chevron Corp.,
2.954%, 5/16/26	USD	5,740,000	5,611,123
Chevron USA, Inc.,
0.687%, 8/12/25	USD	2,000,000	1,840,971
Exxon Mobil Corp.,
0.142%, 6/26/24	EUR	617,000	626,885
Exxon Mobil Corp.,
2.709%, 3/06/25	USD	2,000,000	1,960,489
Johnson & Johnson,
0.550%, 9/01/25	USD	1,000,000	923,431
Merck & Co., Inc.,
0.750%, 2/24/26	USD	2,360,000	2,143,570
Microsoft Corp.,
3.125%, 11/03/25	USD	5,000,000	5,009,722
National Securities Clearing Corp.,
0.750%, 12/07/25@±	USD	3,855,000	3,486,550
National Securities Clearing Corp.,
0.750%, 12/07/25	USD	1,000,000	904,423
National Securities Clearing Corp.,
1.500%, 4/23/25±	USD	1,531,000	1,443,506
Nestle Holdings, Inc.,
0.625%, 1/15/26±	USD	5,352,000	4,829,863
Nestle Holdings, Inc.,
3.500%, 9/24/25	USD	10,000,000	10,010,050
Nestle Holdings, Inc.,
3.500%, 9/24/25±	USD	520,000	521,012
Novartis Capital Corp.,
3.400%, 5/06/24	USD	1,500,000	1,508,647
Procter & Gamble Co. (The),
0.550%, 10/29/25	USD	700,000	645,159
Procter & Gamble Co. (The),
1.000%, 4/23/26	USD	3,654,000	3,363,832
Roche Holdings, Inc.,
0.991%, 3/05/26±	USD	1,300,000	1,186,338
Roche Holdings, Inc.,
2.625%, 5/15/26±	USD	300,000	289,407
Roche Holdings, Inc.,
3.350%, 9/30/24±	USD	5,000,000	4,994,862
U.S. Treasury Note,
0.625%, 10/15/24	USD	20,000,000	18,967,969

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
U.S. Treasury Note,
0.125%, 12/15/23	USD	8,000,000	$7,682,500
U.S. Treasury Note,
0.125%, 2/15/24	USD	43,000,000	41,114,551
U.S. Treasury Note,
0.250%, 3/15/24	USD	17,000,000	16,246,953
U.S. Treasury Note,
0.375%, 4/15/24	USD	22,000,000	21,022,031
U.S. Treasury Note,
0.750%, 12/31/23	USD	14,000,000	13,554,570
U.S. Treasury Note,
0.875%, 1/31/24	USD	16,000,000	15,495,625
U.S. Treasury Note,
2.125%, 2/29/24	USD	11,000,000	10,860,781
U.S. Treasury Note,
2.375%, 2/29/24	USD	16,000,000	15,863,125
U.S. Treasury Note,
2.500%, 1/31/24	USD	7,000,000	6,953,789
U.S. Treasury Note,
2.750%, 2/15/24	USD	6,000,000	5,985,000
Visa, Inc.,
3.150%, 12/14/25	USD	5,128,000	5,078,706
Walmart, Inc.,
1.050%, 9/17/26	USD	6,000,000	5,467,641
			271,644,790
TOTAL BONDS AND NOTES
(Identified Cost
$784,120,664)			739,633,588

		SHARES
SHORT-TERM INVESTMENTS — 4.2%
Investment Company — 1.3%
State Street Institutional
U.S. Government Money
Market Fund 1.180%		10,209,204	10,209,204
Collateral For Securities On Loan — 2.9%
State Street Navigator Securities
Lending Government Money
Market Portfolio 1.560%		21,616,085	21,616,085
TOTAL SHORT-TERM
INVESTMENTS
(Identified Cost
$31,825,289)			31,825,289

Total Investments — 103.0%
(Identified Cost $815,945,953)			771,458,877
Liabilities in excess of Cash and Other
Assets — (3.0%)			(22,519,123)
Net Assets — 100.0%			$748,939,754

†	See Note 1
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2022 amounted to $107,427,164 or 14.34% of the net assets of the Fund.
‡	Floating rate or variable rate note. Rate shown is as of June 30, 2022.
@	A portion or all of the security was held on loan. As of June 30, 2022, the fair value of the securities on loan was $21,451,229.

Key to abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
USD — U.S. Dollar

Country Weightings as of June 30, 2022
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

Forward Foreign Currency Exchange Contracts sold outstanding as of June 30, 2022
Settlement	Currency		Currency			Total	Unrealized	Unrealized
Date	Purchased		Sold		Counterparty	Value	Appreciation	Depreciation
07/05/22	USD	73,239,673	AUD	96,614,358	UBS	$66,688,081	$6,551,592	$—
07/05/22	USD	1,205,118	SEK	11,782,890	Bank of New York Mellon	1,151,826	53,292	—
07/13/22	USD	11,792,097	NZD	18,929,747	Morgan Stanley & Co., Inc.	11,822,199	—	(30,103)
07/15/22	USD	6,086,958	AUD	8,494,172	HSBC Bank USA	5,863,355	223,604	—
07/20/22	USD	111,537	CAD	144,146	State Street Bank and Trust Co.	111,986	—	(449)
07/20/22	USD	12,442,844	CAD	15,958,345	UBS	12,397,884	44,960	—
08/23/22	USD	2,373,645	AUD	3,424,462	State Street Bank and Trust Co.	2,364,685	8,960	—
08/23/22	USD	1,063,945	AUD	1,544,893	State Street Bank and Trust Co.	1,066,790	—	(2,845)
08/31/22	USD	62,199,343	AUD	90,382,914	State Street Bank and Trust Co.	62,416,617	—	(217,274)
09/07/22	USD	1,201,570	EUR	1,135,110	Bank of America N.A.	1,194,908	6,662	—
09/07/22	USD	20,264,737	EUR	19,062,255	State Street Bank and Trust Co.	20,066,465	198,271	—
09/07/22	USD	10,738,554	EUR	10,240,068	State Street Bank and Trust Co.	10,779,521	—	(40,967)
09/12/22	USD	1,814,155	DKK	12,637,761	HSBC Bank USA	1,789,588	24,567	—
09/12/22	USD	1,480,552	DKK	10,500,430	HSBC Bank USA	1,486,928	—	(6,376)
09/12/22	USD	3,063,601	DKK	21,535,224	State Street Bank and Trust Co.	3,049,525	14,076	—
09/12/22	USD	946,478	DKK	6,707,848	State Street Bank and Trust Co.	949,874	—	(3,396)
09/12/22	USD	464,970	NOK	4,595,090	Bank of New York Mellon	467,229	—	(2,258)
09/12/22	USD	720,053	NOK	6,878,154	HSBC Bank USA	699,371	20,682	—
09/12/22	USD	799,778	NOK	7,825,049	State Street Bank and Trust Co.	795,651	4,128	—
09/15/22	USD	500,209	SEK	5,027,917	Bank of America N.A.	492,971	7,238	—
09/15/22	USD	483,176	SEK	4,885,996	State Street Bank and Trust Co.	479,057	4,119	—
09/15/22	USD	430,588	SEK	4,388,955	UBS	430,323	264	—
09/29/22	USD	3,625,535	EUR	3,438,368	State Street Bank and Trust Co.	3,625,459	77	—
09/29/22	USD	1,149,187	SEK	11,827,822	Bank of America N.A.	1,160,444	—	(11,257)
							$7,162,492	$(314,925)

Forward Foreign Currency Exchange Contracts purchased outstanding as of June 30, 2022

Settlement	Currency		Currency			Total	Unrealized	Unrealized
Date	Purchased		Sold		Counterparty	Value	Appreciation	Depreciation
07/05/22	AUD	1,804,470	USD	1,273,001	ANZ Banking Group Ltd.	$1,245,536	$—	$(27,464)
07/05/22	AUD	1,352,658	USD	937,319	Bank of America N.A.	933,672	—	(3,647)
07/05/22	AUD	90,382,914	USD	62,169,887	State Street Bank and Trust Co.	62,386,826	216,938	—
07/05/22	AUD	3,074,316	USD	2,218,380	State Street Bank and Trust Co.	2,122,047	—	(96,333)
07/05/22	SEK	11,782,890	USD	1,140,615	Bank of America N.A.	1,151,826	11,211	—
07/13/22	NZD	1,677,474	USD	1,053,620	ANZ Banking Group Ltd.	1,047,633	—	(5,987)
07/13/22	NZD	979,356	USD	609,338	State Street Bank and Trust Co.	611,637	2,300	—
07/13/22	NZD	8,140,076	USD	5,169,931	State Street Bank and Trust Co.	5,083,723	—	(86,208)
07/20/22	CAD	775,286	USD	601,382	State Street Bank and Trust Co.	602,312	930	—
07/20/22	CAD	1,865,356	USD	1,462,500	State Street Bank and Trust Co.	1,449,177	—	(13,323)
							$231,379	$(232,962)
Total							$7,393,871	$(547,887)

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022

	SHARES	VALUE†
COMMON STOCKS — 95.7%
Aerospace & Defense — 1.7%
Aerojet Rocketdyne Holdings, Inc.*	897	$36,418
Axon Enterprise, Inc.*	500	46,585
Boeing Co. (The)*	8,201	1,121,241
BWX Technologies, Inc.	2,913	160,477
Curtiss-Wright Corp.	847	111,855
General Dynamics Corp.	3,788	838,095
HEICO Corp.	574	75,263
HEICO Corp., Class A	625	65,862
Hexcel Corp.	778	40,697
Howmet Aerospace, Inc.	1,946	61,202
Huntington Ingalls Industries, Inc.	827	180,137
L3Harris Technologies, Inc.	2,258	545,758
Lockheed Martin Corp.	6,309	2,712,618
Mercury Systems, Inc.*	684	44,002
Northrop Grumman Corp.	2,944	1,408,910
Parsons Corp.*	540	21,827
Raytheon Technologies Corp.	14,657	1,408,684
Textron, Inc.	2,582	157,683
TransDigm Group, Inc.*	928	498,030
Woodward, Inc.	1,254	115,982
		9,651,326
Air Freight & Logistics — 0.8%
CH Robinson Worldwide, Inc.	2,800	283,836
Expeditors International of
Washington, Inc.	3,525	343,547
FedEx Corp.	4,796	1,087,301
GXO Logistics, Inc.*	1,934	83,684
United Parcel Service, Inc., Class B	14,911	2,721,854
		4,520,222
Airlines — 0.1%
Alaska Air Group, Inc.*	3,201	128,200
American Airlines Group, Inc.*	4,400	55,792
Delta Air Lines, Inc.*	4,487	129,989
Southwest Airlines Co.*	5,800	209,496
United Airlines Holdings, Inc.*	2,884	102,151
		625,628
Auto Components — 0.2%
Adient PLC*	923	27,349
Aptiv PLC*	3,434	305,866
Autoliv, Inc.	1,465	104,850
BorgWarner, Inc.	3,685	122,968
Dorman Products, Inc.*	399	43,774
Gentex Corp.	4,249	118,845
Goodyear Tire & Rubber Co. (The)*	3,778	40,462
Lear Corp.	957	120,477
		884,591
Automobiles — 1.4%
Ford Motor Co.	38,192	425,077
General Motors Co.*	18,789	596,739
Tesla, Inc.*	10,646	7,169,229
Thor Industries, Inc.@	1,179	88,107
		8,279,152
Beverages — 2.0%
Boston Beer Co., Inc. (The), Class A*	216	65,442
Brown-Forman Corp., Class A	1,202	81,303
Brown-Forman Corp., Class B	5,458	382,933
Coca-Cola Co. (The)	76,728	4,826,959
Coca-Cola Consolidated, Inc.	132	74,435
Constellation Brands, Inc., Class A	1,757	409,486
Keurig Dr Pepper, Inc.	3,375	119,441
Molson Coors Beverage Co., Class B	1,400	76,314
Monster Beverage Corp.*	4,711	436,710
National Beverage Corp.	881	43,116
PepsiCo, Inc.	32,018	5,336,120
		11,852,259
Biotechnology — 2.5%
AbbVie, Inc.	39,827	6,099,903
Alkermes PLC*	1,447	43,106
Alnylam Pharmaceuticals, Inc.*	1,198	174,728
Amgen, Inc.	12,097	2,943,200
Biogen, Inc.*	2,404	490,272
Biohaven Pharmaceutical
Holding Co. Ltd.*	649	94,566
BioMarin Pharmaceutical, Inc.*	1,169	96,875
Blueprint Medicines Corp.*	796	40,206
Denali Therapeutics, Inc.*	800	23,544
Exact Sciences Corp.*	1,421	55,973
Exelixis, Inc.*	3,578	74,494
Gilead Sciences, Inc.	23,535	1,454,698
Halozyme Therapeutics, Inc.*	3,014	132,616
Horizon Therapeutics PLC*	1,910	152,342
Incyte Corp.*	2,108	160,145
Moderna, Inc.*	1,481	211,561
Neurocrine Biosciences, Inc.*	608	59,268
Regeneron Pharmaceuticals, Inc.*	1,543	912,114
Sarepta Therapeutics, Inc.*	702	52,622
Seagen, Inc.*	1,042	184,371
United Therapeutics Corp.*	835	196,759
Vertex Pharmaceuticals, Inc.*	2,966	835,789
		14,489,152
Building Products — 0.5%
A.O. Smith Corp.	2,378	130,029
Allegion PLC	3,064	299,966
Armstrong World Industries, Inc.	1,390	104,194
Builders FirstSource, Inc.*	2,521	135,378
Carlisle Cos., Inc.	1,113	265,573
Carrier Global Corp.	15,513	553,193
Fortune Brands Home &
Security, Inc.	2,330	139,520
Hayward Holdings, Inc.*	3,043	43,789
Johnson Controls International PLC	580	27,770
Lennox International, Inc.	835	172,503
Masco Corp.	4,275	216,315
Owens Corning	2,802	208,217
Simpson Manufacturing Co., Inc.	1,080	108,659
Trane Technologies PLC	3,350	435,064
Trex Co., Inc.*	3,239	176,266

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Building Products (Continued)
UFP Industries, Inc.	812	$55,330
Zurn Water Solutions Corp.	1,200	32,688
		3,104,454
Capital Markets — 2.4%
Affiliated Managers Group, Inc.	600	69,960
Ameriprise Financial, Inc.	2,269	539,296
Ares Management Corp., Class A	1,606	91,317
Bank of New York Mellon Corp. (The)	6,394	266,694
BlackRock, Inc.	1,720	1,047,549
Blackstone, Inc.	6,683	609,690
Cboe Global Markets, Inc.	1,923	217,664
Charles Schwab Corp. (The)	14,444	912,572
CME Group, Inc.	2,477	507,042
Cohen & Steers, Inc.	617	39,235
Evercore, Inc., Class A	400	37,444
FactSet Research Systems, Inc.	857	329,576
Franklin Resources, Inc.	2,732	63,683
Goldman Sachs Group, Inc. (The)	3,831	1,137,884
Hamilton Lane, Inc. Class A	723	48,571
Houlihan Lokey, Inc.	1,466	115,711
Interactive Brokers Group, Inc.,
Class A	962	52,920
Intercontinental Exchange, Inc.	5,581	524,837
Janus Henderson Group PLC	1,850	43,494
Jefferies Financial Group, Inc.	1,620	44,744
KKR & Co., Inc.	7,268	336,436
LPL Financial Holdings, Inc.	2,331	430,023
MarketAxess Holdings, Inc.	800	204,808
Moelis & Co., Class A	441	17,353
Moody's Corp.	3,822	1,039,469
Morgan Stanley	18,298	1,391,746
Morningstar, Inc.	500	120,915
MSCI, Inc.	1,501	618,637
Nasdaq, Inc.	1,912	291,656
Northern Trust Corp.	2,859	275,836
Raymond James Financial, Inc.	3,195	285,665
S&P Global, Inc.	4,195	1,413,967
SEI Investments Co.	3,132	169,191
State Street Corp.	1,628	100,366
Stifel Financial Corp.	2,529	141,675
T. Rowe Price Group, Inc.	4,513	512,722
Tradeweb Markets, Inc., Class A	683	46,615
Virtu Financial, Inc., Class A	1,430	33,476
		14,130,439
Chemicals — 1.6%
Air Products & Chemicals, Inc.	3,414	820,999
Albemarle Corp.	956	199,785
Ashland Global Holdings, Inc.	970	99,959
Avient Corp.	700	28,056
Balchem Corp.	630	81,736
Cabot Corp.	500	31,895
Celanese Corp.	1,968	231,457
CF Industries Holdings, Inc.	2,192	187,920
Chemours Co. (The)	1,100	35,222
Corteva, Inc.	5,428	293,872
Dow, Inc.	12,298	634,700
DuPont de Nemours, Inc.	4,000	222,320
Eastman Chemical Co.	1,476	132,501
Ecolab, Inc.	3,437	528,473
Element Solutions, Inc.	3,000	53,400
FMC Corp.	1,937	207,278
H.B. Fuller Co.	339	20,411
Huntsman Corp.	4,705	133,387
International Flavors &
Fragrances, Inc.	2,270	270,402
Linde PLC	5,832	1,676,875
Livent Corp.*	1,666	37,802
LyondellBasell Industries NV,
Class A	6,211	543,214
Mosaic Co. (The)	4,606	217,541
NewMarket Corp.	138	41,532
Olin Corp.	1,800	83,304
PPG Industries, Inc.	4,454	509,270
RPM International, Inc.	2,334	183,732
Scotts Miracle-Gro Co. (The)@	1,264	99,843
Sensient Technologies Corp.	520	41,891
Sherwin Williams Co. (The)	5,981	1,339,206
Valvoline, Inc.	2,246	64,752
Westlake Corp.	439	43,031
		9,095,766
Commercial Banks — 2.5%
Bank of America Corp.	66,036	2,055,701
Bank of Hawaii Corp.	559	41,590
Bank OZK	1,661	62,337
BankUnited, Inc.	983	34,965
BOK Financial Corp.	300	22,674
Cadence Bank	3,669	86,148
Cathay General Bancorp	1,026	40,168
Citigroup, Inc.	18,040	829,660
Citizens Financial Group, Inc.	454	16,203
Comerica, Inc.	1,832	134,432
Commerce Bancshares, Inc.	2,271	149,091
Community Bank System, Inc.	932	58,977
Cullen/Frost Bankers, Inc.	956	111,326
CVB Financial Corp.	1,624	40,291
East West Bancorp, Inc.	2,039	132,127
Eastern Bankshares, Inc.	1,906	35,185
Fifth Third Bancorp	7,840	263,424
First Citizens Bancshares, Inc.,
Class A	112	73,223
First Financial Bankshares, Inc.	3,094	121,501
First Hawaiian, Inc.	804	18,259
First Horizon Corp.	7,194	157,261
First Interstate Bancsystem, Inc.,
Class A	900	34,299
First Republic Bank	1,605	231,441
FNB Corp.	5,930	64,400
Glacier Bancorp, Inc.	1,306	61,930
Hancock Whitney Corp.	1,078	47,788
Home Bancshares, Inc.	1,840	38,217
Huntington Bancshares, Inc.	7,352	88,445

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Independent Bank Corp.	419	$33,281
JPMorgan Chase & Co.	38,234	4,305,531
KeyCorp	7,104	122,402
M&T Bank Corp.	522	83,202
Pinnacle Financial Partners, Inc.	1,009	72,961
PNC Financial Services Group,
Inc. (The)	3,193	503,760
Popular, Inc.	2,182	167,861
Prosperity Bancshares, Inc.	1,026	70,045
Regions Financial Corp.	9,428	176,775
ServisFirst Bancshares, Inc.	589	46,484
Signature Bank	385	68,996
South State Corp.	400	30,860
SVB Financial Group*	882	348,381
Synovus Financial Corp.	1,811	65,287
Truist Financial Corp.	9,532	452,103
UMB Financial Corp.	590	50,799
Umpqua Holdings Corp.	2,800	46,956
United Bankshares, Inc.	778	27,284
United Community Banks, Inc.	1,423	42,960
US Bancorp	19,610	902,452
Valley National Bancorp	1,602	16,677
Webster Financial Corp.	2,013	84,848
Wells Fargo & Co.	31,501	1,233,894
Western Alliance Bancorp	2,242	158,285
Wintrust Financial Corp.	600	48,090
Zions Bancorp NA	2,092	106,483
		14,317,720
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	500	21,710
Casella Waste Systems, Inc.,
Class A*	549	39,901
Cintas Corp.	1,987	742,204
Clean Harbors, Inc.*	770	67,506
Copart, Inc.*	4,707	511,463
IAA, Inc.*	3,052	100,014
MSA Safety, Inc.	600	72,642
Republic Services, Inc.	4,657	609,462
Rollins, Inc.	4,629	161,645
Stericycle, Inc.*	1,544	67,704
Tetra Tech, Inc.	1,092	149,113
UniFirst Corp.	155	26,688
Waste Management, Inc.	9,583	1,466,007
		4,036,059
Communications Equipment — 0.7%
Arista Networks, Inc.*	3,192	299,218
Ciena Corp.*	2,569	117,403
Cisco Systems, Inc.	64,788	2,762,560
F5, Inc.*	769	117,688
Juniper Networks, Inc.	4,954	141,189
Lumentum Holdings, Inc.*	1,528	121,354
Motorola Solutions, Inc.	2,888	605,325
Viavi Solutions, Inc.*	3,204	42,389
		4,207,126
Computers & Peripherals — 8.2%
Apple, Inc.	335,928	45,928,076
Dell Technologies, Inc., Class C	6,259	289,228
Hewlett Packard Enterprise Co.	9,599	127,283
HP, Inc.	18,931	620,558
NetApp, Inc.	4,285	279,554
Pure Storage, Inc., Class A*	2,027	52,114
Seagate Technology Holdings PLC	5,624	401,779
Western Digital Corp.*	3,176	142,380
		47,840,972
Construction & Engineering — 0.2%
AECOM	1,355	88,373
API Group Corp.*	1,855	27,769
EMCOR Group, Inc.	1,400	144,144
Fluor Corp.*	831	20,227
MasTec, Inc.*	1,400	100,324
MDU Resources Group, Inc.	3,960	106,881
Quanta Services, Inc.	2,550	319,617
Valmont Industries, Inc.	200	44,926
WillScot Mobile Mini
Holdings Corp.*	1,927	62,473
		914,734
Construction Materials — 0.1%
Eagle Materials, Inc.	626	68,823
Martin Marietta Materials, Inc.	664	198,695
Summit Materials, Inc., Class A*	800	18,632
Vulcan Materials Co.	1,851	263,027
		549,177
Consumer Finance — 0.6%
American Express Co.	12,759	1,768,653
Capital One Financial Corp.	4,875	507,926
Credit Acceptance Corp.*@	284	134,448
Discover Financial Services	6,077	574,763
FirstCash Holdings, Inc.	1,032	71,734
Nelnet, Inc., Class A	547	46,632
Synchrony Financial	8,054	222,451
		3,326,607
Containers & Packaging — 0.5%
Amcor PLC	13,861	172,292
AptarGroup, Inc.	1,483	153,060
Avery Dennison Corp.	2,232	361,294
Ball Corp.	6,941	477,333
Berry Global Group, Inc.*	3,918	214,080
Crown Holdings, Inc.	3,506	323,148
Graphic Packaging Holding Co.	6,877	140,978
Greif, Inc., Class A	641	39,986
Greif, Inc., Class B	320	19,933
International Paper Co.	4,336	181,375
Packaging Corp. of America	1,552	213,400
Sealed Air Corp.	3,059	176,565
Silgan Holdings, Inc.	2,057	85,057
Sonoco Products Co.	1,933	110,258
WestRock Co.	1	40
		2,668,799
The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Distributors — 0.1%
Genuine Parts Co.	2,179	$289,807
LKQ Corp.	4,303	211,234
Pool Corp.	1,026	360,362
		861,403
Diversified Consumer Services — 0.1%
Bright Horizons Family
Solutions, Inc.*	639	54,008
Grand Canyon Education, Inc.*	682	64,237
H&R Block, Inc.	4,046	142,905
Service Corp. International	4,767	329,495
Terminix Global Holdings, Inc.*	3,309	134,511
		725,156
Diversified Financial Services — 0.8%
Apollo Global Management, Inc.	1,436	69,617
Berkshire Hathaway, Inc., Class B*	16,977	4,635,061
Equitable Holdings, Inc.	5,987	156,081
Voya Financial, Inc.	1,519	90,426
		4,951,185
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	76,468	1,602,769
Iridium Communications, Inc.*	3,043	114,295
Lumen Technologies, Inc.@	12,123	132,262
Verizon Communications, Inc.	99,340	5,041,505
		6,890,831
Electric Utilities — 1.9%
Allete, Inc.	1,199	70,477
Alliant Energy Corp.	4,621	270,837
American Electric Power Co., Inc.	8,417	807,527
Avangrid, Inc.@	1,433	66,090
Constellation Energy Corp.	5,321	304,680
Duke Energy Corp.	13,107	1,405,201
Edison International	6,635	419,597
Entergy Corp.	2,869	323,164
Evergy, Inc.	3,652	238,293
Eversource Energy	5,876	496,346
Exelon Corp.	15,965	723,534
FirstEnergy Corp.	8,176	313,877
Hawaiian Electric Industries, Inc.	2,245	91,821
IDACORP, Inc.	647	68,530
NextEra Energy, Inc.	37,492	2,904,130
NRG Energy, Inc.	6,256	238,792
OGE Energy Corp.	3,314	127,788
PG&E Corp.*	2,100	20,958
Pinnacle West Capital Corp.	1,978	144,631
PNM Resources, Inc.	2,100	100,338
Portland General Electric Co.	1,411	68,194
PPL Corp.	9,200	249,596
Southern Co. (The)	17,830	1,271,457
Xcel Energy, Inc.	9,222	652,549
		11,378,407
Electrical Equipment — 0.6%
Acuity Brands, Inc.	1,000	154,040
AMETEK, Inc.	3,933	432,197
Atkore, Inc.*	743	61,676
Eaton Corp. PLC	5,446	686,142
Emerson Electric Co.	9,630	765,970
Generac Holdings, Inc.*	1,183	249,116
Hubbell, Inc.	1,149	205,188
nVent Electric PLC	2,290	71,746
Plug Power, Inc.*@	670	11,102
Regal Rexnord Corp.	1,234	140,084
Rockwell Automation, Inc.	2,472	492,694
Sensata Technologies Holding PLC	2,621	108,274
Sunrun, Inc.*	1,483	34,643
		3,412,872
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	12,045	775,457
Arrow Electronics, Inc.*	830	93,035
Avnet, Inc.	944	40,479
CDW Corp.	2,939	463,069
Cognex Corp.	1,711	72,752
Corning, Inc.	8,949	281,983
Fabrinet*	506	41,037
Flex Ltd.*	7,316	105,863
II-VI, Inc.*	900	45,855
Insight Enterprises, Inc.*	390	33,649
IPG Photonics Corp.*	471	44,335
Jabil, Inc.	3,689	188,914
Keysight Technologies, Inc.*	3,226	444,704
Littelfuse, Inc.	380	96,535
National Instruments Corp.	1,428	44,596
Novanta, Inc.*	661	80,159
TD SYNNEX Corp.	1,139	103,763
TE Connectivity Ltd.	3,575	404,511
Teledyne Technologies, Inc.*	573	214,938
Trimble, Inc.*	2,830	164,791
Vontier Corp.	2,967	68,211
Zebra Technologies Corp., Class A*	919	270,140
		4,078,776
Energy Equipment & Services — 0.2%
Baker Hughes Co.	3,464	100,006
Cactus, Inc., Class A	1,019	41,035
ChampionX Corp.	3,461	68,701
Halliburton Co.	11,690	366,598
Helmerich & Payne, Inc.	805	34,663
NOV, Inc.	4,002	67,674
Patterson-UTI Energy, Inc.	2,742	43,214
Schlumberger NV	12,666	452,936
TechnipFMC PLC*	4,740	31,900
		1,206,727
Entertainment — 0.9%
Activision Blizzard, Inc.	9,560	744,342
Electronic Arts, Inc.	2,838	345,243
Endeavor Group Holdings, Inc.,
Class A*	1,972	40,544

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Entertainment (Continued)
Liberty Media Corp.-Liberty Formula
One, Class A*	315	$18,260
Liberty Media Corp.-Liberty Formula
One, Class C*	2,102	133,414
Live Nation Entertainment, Inc.*	2,466	203,642
Madison Square Garden
Sports Corp.*	279	42,129
Netflix, Inc.*	6,335	1,107,801
Take-Two Interactive Software, Inc.*	2,052	251,432
Walt Disney Co. (The)*	18,097	1,708,357
Warner Bros Discovery, Inc.*	26,688	358,153
World Wrestling Entertainment, Inc.,
Class A	628	39,244
		4,992,561
Food & Staples Retailing — 1.7%
Albertsons Cos., Inc. Class A	714	19,078
BJ's Wholesale Club Holdings, Inc.*	2,341	145,891
Casey's General Stores, Inc.	774	143,175
Costco Wholesale Corp.	8,735	4,186,511
Grocery Outlet Holding Corp.*	1,046	44,591
Kroger Co. (The)	17,571	831,635
Performance Food Group Co.*	1,336	61,429
Sysco Corp.	9,579	811,437
US Foods Holding Corp.*	1,600	49,088
Walgreens Boots Alliance, Inc.	6,082	230,508
Walmart, Inc.	27,662	3,363,146
		9,886,489
Food Products — 1.0%
Archer-Daniels-Midland Co.	4,142	321,419
Bunge Ltd.	1,401	127,057
Campbell Soup Co.	4,243	203,876
Conagra Brands, Inc.	5,411	185,273
Darling Ingredients, Inc.*	3,101	185,440
Flowers Foods, Inc.	3,652	96,121
General Mills, Inc.	8,511	642,155
Hershey Co. (The)	2,946	633,861
Hormel Foods Corp.	4,726	223,823
Ingredion, Inc.	1,590	140,175
J.M. Smucker Co. (The)	1,268	162,317
Kellogg Co.	5,495	392,013
Kraft Heinz Co. (The)	5,057	192,874
Lamb Weston Holdings, Inc.	4,603	328,931
Lancaster Colony Corp.	522	67,223
McCormick & Co., Inc.	4,400	366,300
McCormick & Co., Inc.	405	33,627
Mondelez International, Inc., Class A	13,301	825,859
Pilgrim's Pride Corp.*	1,700	53,091
Post Holdings, Inc.*	1,501	123,607
Sanderson Farms, Inc.	247	53,236
Seaboard Corp.	11	42,708
Simply Good Foods Co. (The)*	1,073	40,527
Tyson Foods, Inc., Class A	5,064	435,808
		5,877,321
Gas Utilities — 0.1%
Atmos Energy Corp.	2,360	264,556
National Fuel Gas Co.	1,600	105,680
New Jersey Resources Corp.	954	42,482
ONE Gas, Inc.	249	20,216
South Jersey Industries, Inc.	884	30,180
Southwest Gas Holdings, Inc.	1,343	116,949
Spire, Inc.	549	40,829
UGI Corp.	2,799	108,069
		728,961
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	23,514	2,554,796
Abiomed, Inc.*	350	86,629
Align Technology, Inc.*	833	197,146
Baxter International, Inc.	7,728	496,370
Becton Dickinson & Co.	2,001	493,307
Boston Scientific Corp.*	10,979	409,187
Cooper Cos., Inc. (The)	521	163,136
DexCom, Inc.*	2,749	204,883
Edwards Lifesciences Corp.*	8,835	840,120
Embecta Corp.*	400	10,128
Enovis Corp.*	564	31,020
Envista Holdings Corp.*	2,222	85,636
Globus Medical, Inc., Class A*	1,500	84,210
Haemonetics Corp.*	657	42,823
Hologic, Inc.*	4,904	339,847
ICU Medical, Inc.*	98	16,110
Idexx Laboratories, Inc.*	2,000	701,460
Insulet Corp.*	740	161,276
Integra LifeSciences Holdings Corp.*	1,168	63,107
Intuitive Surgical, Inc.*	1,973	396,001
Masimo Corp.*	787	102,837
Medtronic PLC	9,595	861,151
Merit Medical Systems, Inc.*	769	41,734
Omnicell, Inc.*	500	56,875
Penumbra, Inc.*	389	48,438
ResMed, Inc.	2,579	540,636
Shockwave Medical, Inc.*	212	40,528
STAAR Surgical Co.*	630	44,686
STERIS plc	889	183,267
Stryker Corp.	4,501	895,384
Teleflex, Inc.	364	89,489
Zimmer Biomet Holdings, Inc.	1,186	124,601
Zimvie, Inc.*	118	1,889
		10,408,707
Health Care Providers & Services — 3.4%
Acadia Healthcare Co., Inc.*	1,169	79,060
agilon health, Inc.*	1,131	24,690
Amedisys, Inc.*	578	60,759
AmerisourceBergen Corp.	2,652	375,205
AMN Healthcare Services, Inc.*	799	87,658
Cardinal Health, Inc.	3,943	206,101
Centene Corp.*	4,920	416,281
Chemed Corp.	339	159,123
CIGNA Corp.	5,306	1,398,237
CVS Health Corp.	14,844	1,375,445

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
DaVita, Inc.*	2,100	$167,916
Elevance Health, Inc.	3,677	1,774,447
Encompass Health Corp.	2,141	120,003
Ensign Group, Inc. (The)	687	50,474
HCA Healthcare, Inc.	4,137	695,264
HealthEquity, Inc.*	331	20,320
Henry Schein, Inc.*	3,048	233,904
Humana, Inc.	2,029	949,714
Laboratory Corp. of America Holdings	1,685	394,897
McKesson Corp.	2,992	976,020
Molina Healthcare, Inc.*	1,058	295,827
Option Care Health, Inc.*	1,563	43,436
Premier, Inc., Class A	1,383	49,345
Quest Diagnostics, Inc.	2,455	326,466
R1 RCM, Inc.*	1,861	39,007
Tenet Healthcare Corp.*	1,281	67,329
UnitedHealth Group, Inc.	17,835	9,160,591
Universal Health Services, Inc.,
Class B	1,628	163,956
		19,711,475
Health Care Technology — 0.1%
Certara, Inc.*	1,089	23,370
Change Healthcare, Inc.*	7,084	163,357
Veeva Systems, Inc., Class A*	1,334	264,185
		450,912
Hotels, Restaurants & Leisure — 1.7%
Aramark	2,445	74,890
Booking Holdings, Inc.*	578	1,010,916
Boyd Gaming Corp.	1,142	56,815
Chipotle Mexican Grill, Inc.*	423	552,971
Choice Hotels International, Inc.	1,000	111,630
Churchill Downs, Inc.	524	100,362
Darden Restaurants, Inc.	2,002	226,466
Domino's Pizza, Inc.	716	279,032
Expedia Group, Inc.*	1,275	120,908
Hilton Worldwide Holdings, Inc.	3,388	377,559
Hyatt Hotels Corp., Class A*	300	22,173
Las Vegas Sands Corp.*	3,185	106,984
Marriott International, Inc., Class A	5,910	803,819
Marriott Vacations Worldwide Corp.	750	87,150
McDonald's Corp.	12,813	3,163,273
MGM Resorts International	3,426	99,183
Papa John's International, Inc.	482	40,257
Planet Fitness, Inc. Class A*	1,127	76,647
Royal Caribbean Cruises Ltd.*	2,550	89,020
SeaWorld Entertainment, Inc.*	920	40,646
Starbucks Corp.	19,320	1,475,855
Texas Roadhouse, Inc.	1,257	92,012
Vail Resorts, Inc.	666	145,221
Wendy's Co. (The)	5,687	107,371
Wyndham Hotels & Resorts, Inc.	1,765	115,996
Yum! Brands, Inc.	5,152	584,804
		9,961,960
Household Durables — 0.4%
DR Horton, Inc.	5,753	380,791
Garmin Ltd.	2,389	234,719
Helen of Troy Ltd.*	496	80,555
Leggett & Platt, Inc.	3,378	116,811
Lennar Corp., B Shares	72	4,227
Lennar Corp., Class A	3,122	220,320
Mohawk Industries, Inc.*	600	74,454
Newell Brands, Inc.	1,165	22,182
NVR, Inc.*	68	272,281
PulteGroup, Inc.	4,404	174,531
Taylor Morrison Home Corp.*	843	19,692
Tempur Sealy International, Inc.	3,440	73,513
Toll Brothers, Inc.	1,650	73,590
TopBuild Corp.*	500	83,580
Whirlpool Corp.	1,555	240,823
		2,072,069
Household Products — 1.7%
Church & Dwight Co., Inc.	5,160	478,126
Clorox Co. (The)	2,311	325,805
Colgate-Palmolive Co.	15,714	1,259,320
Kimberly-Clark Corp.	5,955	804,818
Procter & Gamble Co. (The)	48,462	6,968,351
Reynolds Consumer Products, Inc.	878	23,943
Spectrum Brands Holdings, Inc.	504	41,338
		9,901,701
Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	11,000	231,110
Atlantica Sustainable
Infrastructure PLC	700	22,582
Clearway Energy, Inc., Class A	1,270	40,602
Clearway Energy, Inc., Class C	2,400	83,616
Ormat Technologies, Inc.@	741	58,057
Vistra Corp.	3,161	72,229
		508,196
Industrial Conglomerates — 0.7%
3M Co.	14,194	1,836,846
Honeywell International, Inc.	12,821	2,228,418
		4,065,264
Insurance — 2.0%
Aflac, Inc.	7,013	388,029
Alleghany Corp.*	167	139,128
Allstate Corp. (The)	5,296	671,162
American Equity Investment Life
Holding Co.	788	28,817
American Financial Group, Inc.	527	73,153
American International Group, Inc.	4,355	222,671
Aon PLC, Class A	4,982	1,343,546
Arch Capital Group Ltd.*	4,493	204,387
Arthur J. Gallagher & Co.	2,175	354,612
Assurant, Inc.	1,143	197,568
Assured Guaranty Ltd.	707	39,443
Axis Capital Holdings Ltd.	1,300	74,217
Brighthouse Financial, Inc.*	1,077	44,179

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Brown & Brown, Inc.	4,399	$256,638
Chubb Ltd.	3,380	664,440
Cincinnati Financial Corp.	1,150	136,827
CNA Financial Corp.	943	42,341
Enstar Group Ltd.*	300	64,194
Erie Indemnity Co., Class A	545	104,744
Everest Re Group Ltd.	191	53,533
Fidelity National Financial, Inc.	4,510	166,690
First American Financial Corp.	2,368	125,315
Globe Life, Inc.	1,141	111,213
Hanover Insurance Group, Inc. (The)	696	101,790
Hartford Financial Services Group,
Inc. (The)	4,796	313,802
Kemper Corp.	452	21,651
Kinsale Capital Group, Inc.	257	59,017
Lincoln National Corp.	2,031	94,990
Loews Corp.	1,471	87,171
Markel Corp.*	100	129,325
Marsh & McLennan Cos., Inc.	9,000	1,397,250
MBIA, Inc.*	3,600	44,460
MetLife, Inc.	5,593	351,184
Old Republic International Corp.	2,863	64,017
Primerica, Inc.	919	109,995
Principal Financial Group, Inc.	2,619	174,923
Progressive Corp. (The)	9,548	1,110,146
Prudential Financial, Inc.	2,294	219,490
Reinsurance Group of America, Inc.	777	91,134
RenaissanceRe Holdings Ltd.	783	122,438
RLI Corp.	700	81,613
Selective Insurance Group, Inc.	829	72,073
Travelers Companies, Inc. (The)	5,274	891,992
Unum Group	1,700	57,834
W. R. Berkley Corp.	2,655	181,230
White Mountains Insurance Group Ltd.	33	41,122
Willis Towers Watson PLC	1,050	207,259
		11,532,753
Interactive Media & Services — 4.6%
Alphabet, Inc., Class A*	4,558	9,933,067
Alphabet, Inc., Class C*	4,491	9,823,838
Match Group, Inc.*	3,467	241,615
Meta Platforms, Inc., Class A*	40,998	6,610,928
Snap, Inc., Class A*	3,870	50,813
Twitter, Inc.*	5,999	224,303
Ziff Davis, Inc.*	1,013	75,499
Zillow Group, Inc., Class A*	436	13,869
Zillow Group, Inc., Class C*@	1,159	36,798
		27,010,730
Internet & Catalog Retail — 3.3%
Amazon.com, Inc.*	176,560	18,752,438
eBay, Inc.	9,533	397,240
Etsy, Inc.*	2,334	170,872
		19,320,550
IT Services — 5.0%
Accenture PLC, Class A	12,877	3,575,299
Akamai Technologies, Inc.*	2,286	208,780
Amdocs Ltd.	2,698	224,770
Automatic Data Processing, Inc.	9,817	2,061,963
Block, Inc., Class A*	2,826	173,686
Broadridge Financial Solutions, Inc.	2,485	354,237
Cognizant Technology Solutions Corp.,
Class A	8,574	578,659
Concentrix Corp.	1,139	154,494
DXC Technology Co.*	2,810	85,171
EPAM Systems, Inc.*	781	230,223
Euronet Worldwide, Inc.*	911	91,637
ExlService Holdings, Inc.*	264	38,895
Fidelity National Information
Services, Inc.	5,983	548,462
Fiserv, Inc.*	5,324	473,676
FleetCor Technologies, Inc.*	1,396	293,314
Gartner, Inc.*	1,713	414,255
Genpact Ltd.	2,839	120,260
Global Payments, Inc.	3,120	345,197
Globant SA*	394	68,556
GoDaddy, Inc., Class A*	2,137	148,650
International Business Machines Corp.	20,148	2,844,696
Jack Henry & Associates, Inc.	1,300	234,026
MasterCard, Inc., Class A	21,634	6,825,094
Maximus, Inc.	1,464	91,515
MongoDB, Inc.*	284	73,698
Okta, Inc.*	1,243	112,367
Paychex, Inc.	5,938	676,160
PayPal Holdings, Inc.*	12,255	855,889
Perficient, Inc.*	300	27,507
SS&C Technologies Holdings, Inc.	3,246	188,495
Switch, Inc., Class A	1,080	36,180
TTEC Holdings, Inc.	658	44,672
Twilio, Inc., Class A*	1,065	89,258
VeriSign, Inc.*	1,702	284,796
Visa, Inc., Class A	34,029	6,699,970
Western Union Co. (The)	6,874	113,215
WEX, Inc.*	663	103,136
		29,490,858
Leisure Equipment & Products — 0.1%
Acushnet Holdings Corp.	993	41,388
Brunswick Corp.	1,810	118,338
Callaway Golf Co.*	982	20,033
Hasbro, Inc.	2,087	170,884
Mattel, Inc.*	7,865	175,625
Polaris, Inc.	1,034	102,655
		628,923
Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc.	3,928	466,529
Avantor, Inc.*	9,845	306,180
Azenta, Inc.	1,100	79,310
Bio-Rad Laboratories, Inc., Class A*	223	110,385
Bio-Techne Corp.	473	163,961
Bruker Corp.	2,044	128,281

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Life Sciences Tools & Services (Continued)
Charles River Laboratories
International, Inc.*	640	$136,941
Danaher Corp.	7,238	1,834,978
Illumina, Inc.*	1,577	290,736
IQVIA Holdings, Inc.*	2,790	605,402
Maravai LifeSciences Holdings, Inc.,
Class A*	2,496	70,911
Medpace Holdings, Inc.*	500	74,835
Mettler-Toledo International, Inc.*	519	596,212
PerkinElmer, Inc.	2,006	285,293
Repligen Corp.*	355	57,652
Sotera Health Co.*	1,385	27,132
Syneos Health, Inc.*	927	66,447
Thermo Fisher Scientific, Inc.	5,401	2,934,255
Waters Corp.*	1,391	460,393
West Pharmaceutical Services, Inc.	1,211	366,170
		9,062,003
Machinery — 2.0%
AGCO Corp.	1,297	128,014
Allison Transmission Holdings, Inc.	1,376	52,907
Caterpillar, Inc.	12,969	2,318,338
Chart Industries, Inc.*@	200	33,476
Crane Holdings Co.	1,115	97,629
Cummins, Inc.	2,675	517,693
Deere & Co.	7,430	2,225,062
Donaldson Co., Inc.	2,651	127,619
Dover Corp.	2,615	317,252
Esab Corp.	564	24,675
Evoqua Water Technologies Corp.*	1,408	45,774
Flowserve Corp.	1,775	50,818
Fortive Corp.	3,548	192,940
Franklin Electric Co., Inc.	300	21,978
Graco, Inc.	3,370	200,212
IDEX Corp.	1,004	182,357
Illinois Tool Works, Inc.	6,946	1,265,908
Ingersoll Rand, Inc.	3,972	167,142
ITT, Inc.	2,081	139,926
John Bean Technologies Corp.	375	41,408
Lincoln Electric Holdings, Inc.	1,491	183,930
Middleby Corp. (The)*	1,043	130,750
Mueller Industries, Inc.	388	20,677
Nordson Corp.	848	171,669
Oshkosh Corp.	1,700	139,638
Otis Worldwide Corp.	5,642	398,720
PACCAR, Inc.	5,660	466,044
Parker-Hannifin Corp.	2,575	633,579
Pentair PLC	1,393	63,758
RBC Bearings, Inc.*	421	77,864
Snap-On, Inc.	1,143	225,205
Stanley Black & Decker, Inc.	2,408	252,503
Timken Co., (The)	1,644	87,214
Toro Co. (The)	2,683	203,345
Watts Water Technologies, Inc.,
Class A	400	49,136
Westinghouse Air Brake
Technologies Corp.	1,144	93,900
Xylem, Inc.	2,293	179,267
		11,528,327
Marine — 0.0%
Kirby Corp.*	322	19,590
Matson, Inc.	476	34,691
		54,281
Media — 0.9%
Cable One, Inc.	101	130,221
Charter Communications, Inc.,
Class A*	2,672	1,251,912
Comcast Corp., Class A	65,506	2,570,456
DISH Network Corp., Class A*	43	771
Fox Corp. Class A	3,686	118,542
Interpublic Group of Cos., Inc. (The)	6,061	166,859
Liberty Broadband Corp., Class A*	315	35,768
Liberty Broadband Corp., Class C*	1,371	158,542
Liberty Media Corp.-Liberty Siriusxm,
Class A*	1,263	45,519
Liberty Media Corp.-Liberty Siriusxm,
Class C*	1,178	42,467
New York Times Co. (The), Class A	1,641	45,784
News Corp., Class A	3,913	60,965
News Corp., Class B	1,525	24,232
Nexstar Media Group, Inc. Class A	900	146,592
Omnicom Group, Inc.	4,831	307,300
Paramount Global, Class A@	616	16,792
Paramount Global, Class B@	1,143	28,209
Sirius XM Holdings, Inc.@	12,754	78,182
TEGNA, Inc.	2,624	55,025
		5,284,138
Metals & Mining — 0.4%
Alcoa Corp.	2,296	104,652
Commercial Metals Co.	1,475	48,822
Freeport-McMoRan, Inc.	23,281	681,202
MP Materials Corp.*@	923	29,610
Newmont Corp.	9,033	538,999
Nucor Corp.	5,263	549,510
Reliance Steel & Aluminum Co.	1,403	238,313
Royal Gold, Inc.	1,115	119,060
Southern Copper Corp.	1,769	88,114
Steel Dynamics, Inc.	3,175	210,026
		2,608,308
Multi-Utilities — 0.8%
Ameren Corp.	3,328	300,718
Avista Corp.	1,812	78,840
Black Hills Corp.	1,300	94,601
Centerpoint Energy, Inc.	6,700	198,186
CMS Energy Corp.	5,199	350,933
Consolidated Edison, Inc.	5,063	481,491
Dominion Energy, Inc.	13,388	1,068,496
DTE Energy Co.	3,247	411,557
NiSource, Inc.	5,791	170,777
NorthWestern Corp.	729	42,960

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multi-Utilities (Continued)
Public Service Enterprise Group, Inc.	8,415	$532,501
Sempra Energy	4,736	711,679
WEC Energy Group, Inc.	4,990	502,194
		4,944,933
Multiline Retail — 0.7%
Dollar General Corp.	5,731	1,406,617
Dollar Tree, Inc.*	2,486	387,443
Macy's, Inc.	4,200	76,944
Ollie's Bargain Outlet Holdings, Inc.*	691	40,596
Target Corp.	13,538	1,911,972
		3,823,572
Oil, Gas & Consumable Fuels — 3.0%
Antero Midstream Corp.	3,600	32,580
Antero Resources Corp.*	3,300	101,145
APA Corp.	5,617	196,033
California Resources Corp.	1,081	41,618
Callon Petroleum Co.*	972	38,102
Cheniere Energy, Inc.	5,431	722,486
Chesapeake Energy Corp.@	918	74,450
Chevron Corp.	19,763	2,861,287
CNX Resources Corp.*	4,750	78,185
Comstock Resources, Inc.*	2,670	32,254
ConocoPhillips	17,132	1,538,625
Continental Resources, Inc.	1,157	75,610
Coterra Energy, Inc.	8,623	222,387
CVR Energy, Inc.	1,186	39,731
Denbury, Inc.*	300	17,997
Devon Energy Corp.	12,088	666,170
Diamondback Energy, Inc.	2,249	272,466
DT Midstream, Inc.*	1,623	79,559
EOG Resources, Inc.	9,574	1,057,353
EQT Corp.	3,800	130,720
Equitrans Midstream Corp.	5,090	32,372
Exxon Mobil Corp.	41,704	3,571,531
Hess Corp.	4,540	480,968
HF Sinclair Corp.	2,161	97,591
Kinder Morgan, Inc.	8,265	138,521
Kosmos Energy Ltd.*	3,393	21,003
Magnolia Oil & Gas Corp., Class A	1,900	39,881
Marathon Oil Corp.	8,798	197,779
Marathon Petroleum Corp.	5,516	453,470
Matador Resources Co.	1,362	63,456
Murphy Oil Corp.	1,330	40,153
New Fortress Energy, Inc.@	1,001	39,610
Oasis Petroleum, Inc.	234	28,466
Occidental Petroleum Corp.	18,731	1,102,881
ONEOK, Inc.	6,698	371,739
Ovintiv, Inc.	3,582	158,289
PBF Energy, Inc., Class A*	1,038	30,123
PDC Energy, Inc.	985	60,686
Peabody Energy Corp.*	1,941	41,402
Phillips 66	3,291	269,829
Pioneer Natural Resources Co.	3,066	683,963
Range Resources Corp.*	3,129	77,443
SM Energy Co.	1,784	60,995
Southwestern Energy Co.*	8,393	52,456
Targa Resources Corp.	1,997	119,161
Texas Pacific Land Corp.	58	86,305
Valero Energy Corp.	4,073	432,878
Whiting Petroleum Corp.	402	27,348
Williams Cos., Inc. (The)	13,491	421,054
		17,480,111
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	1,880	98,531

Personal Products — 0.2%
BellRing Brands, Inc.*	1,902	47,341
Coty, Inc., Class A*	2,516	20,153
Estee Lauder Companies, Inc. (The),
Class A	4,869	1,239,988
		1,307,482
Pharmaceuticals — 5.1%
Bristol-Myers Squibb Co.	33,566	2,584,582
Catalent, Inc.*	2,337	250,737
Elanco Animal Health, Inc.*	4,517	88,669
Eli Lilly & Co.	19,445	6,304,652
Jazz Pharmaceuticals PLC*	1,092	170,363
Johnson & Johnson	55,065	9,774,588
Merck & Co., Inc.	47,673	4,346,347
Organon & Co.	4,671	157,646
Perrigo Co. PLC	1,790	72,620
Pfizer, Inc.	79,600	4,173,428
Royalty Pharma PLC, Class A	2,744	115,358
Viatris, Inc.	10,369	108,564
Zoetis, Inc.	11,289	1,940,466
		30,088,020
Professional Services — 0.6%
ASGN, Inc.*	677	61,099
Booz Allen Hamilton Holding Corp.	3,549	320,688
CACI International, Inc., Class A*	656	184,848
CoStar Group, Inc.*	2,890	174,585
Dun & Bradstreet Holdings, Inc.*	2,459	36,959
Equifax, Inc.	1,711	312,737
Exponent, Inc.	799	73,085
FTI Consulting, Inc.*	662	119,723
Insperity, Inc.	451	45,023
Jacobs Engineering Group, Inc.	1,338	170,100
KBR, Inc.	2,987	144,541
Leidos Holdings, Inc.	2,174	218,944
Manpowergroup, Inc.	1,600	122,256
Nielsen Holdings PLC	4,300	99,846
Robert Half International, Inc.	2,642	197,859
Science Applications
International Corp.	1,371	127,640
TransUnion	2,647	211,733
TriNet Group, Inc.*	865	67,141
Verisk Analytics, Inc.	3,116	539,348
		3,228,155

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A*	5,492	$404,266
Cushman & Wakefield PLC*	1,717	26,167
Howard Hughes Corp. (The)*	651	44,301
Jones Lang LaSalle, Inc.*	1,100	192,346
		667,080
Road & Rail — 1.2%
AMERCO	152	72,691
Avis Budget Group, Inc.*	673	98,985
CSX Corp.	47,289	1,374,218
JB Hunt Transport Services, Inc.	2,271	357,614
Knight-Swift Transportation
Holdings, Inc.	2,249	104,106
Landstar System, Inc.	1,073	156,036
Norfolk Southern Corp.	4,620	1,050,080
Old Dominion Freight Line, Inc.	1,937	496,414
Saia, Inc.*	200	37,600
Schneider National, Inc., Class B	1,939	43,395
Union Pacific Corp.	15,597	3,326,528
XPO Logistics, Inc.*	1,934	93,142
		7,210,809
Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices, Inc.*	18,799	1,437,560
Amkor Technology, Inc.	2,141	36,290
Analog Devices, Inc.	4,750	693,927
Applied Materials, Inc.	20,575	1,871,913
Broadcom, Inc.	9,251	4,494,228
Cirrus Logic, Inc.*	1,237	89,732
CMC Materials, Inc.	592	103,298
Diodes, Inc.*	363	23,439
Enphase Energy, Inc.*	1,883	367,637
Entegris, Inc.	2,368	218,164
First Solar, Inc.*	1,023	69,697
FormFactor, Inc.*	1,047	40,550
Intel Corp.	59,939	2,242,318
KLA Corp.	3,591	1,145,816
Lam Research Corp.	3,492	1,488,116
Lattice Semiconductor Corp.*	1,742	84,487
MACOM Technology Solutions
Holdings, Inc.*	878	40,476
Marvell Technology, Inc.	6,428	279,811
Microchip Technology, Inc.	8,612	500,185
Micron Technology, Inc.	15,518	857,835
MKS Instruments, Inc.	1,252	128,493
Monolithic Power Systems, Inc.	581	223,127
NVIDIA Corp.	43,332	6,568,698
NXP Semiconductors NV	400	59,212
ON Semiconductor Corp.*	8,229	414,001
Onto Innovation, Inc.*	307	21,410
Power Integrations, Inc.	846	63,458
Qorvo, Inc.*	1,637	154,402
QUALCOMM, Inc.	25,043	3,198,993
Semtech Corp.*	600	32,982
Silicon Laboratories, Inc.*	600	84,132
Skyworks Solutions, Inc.	3,226	298,857
SolarEdge Technologies, Inc.*	455	124,524
Synaptics, Inc.*	1	118
Teradyne, Inc.	3,943	353,096
Texas Instruments, Inc.	21,009	3,228,033
Universal Display Corp.	786	79,496
Wolfspeed, Inc.*@	857	54,377
		31,172,888
Software — 8.5%
ACI Worldwide, Inc.*	1,569	40,621
Adobe, Inc.*	9,085	3,325,655
Alarm.com Holdings, Inc.*	692	42,807
ANSYS, Inc.*	813	194,543
Aspen Technology, Inc.*	923	169,537
Atlassian Corp. PLC, Class A*	1,245	233,313
Autodesk, Inc.*	2,329	400,495
Bentley Systems, Inc., Class B	2,343	78,022
Black Knight, Inc.*	2,102	137,450
Blackbaud, Inc.*	610	35,423
Box, Inc., Class A*	2,773	69,713
Cadence Design Systems, Inc.*	5,024	753,751
CDK Global, Inc.	3,162	173,183
Ceridian HCM Holding, Inc.*	995	46,845
Citrix Systems, Inc.	2,573	250,018
Datadog, Inc., Class A*	1,407	134,003
Dolby Laboratories, Inc., Class A	938	67,123
DoubleVerify Holdings, Inc.*	1,981	44,909
Dropbox, Inc., Class A*	2,689	56,442
Fair Isaac Corp.*	488	195,639
Five9, Inc.*	200	18,228
Fortinet, Inc.*	13,845	783,350
Guidewire Software, Inc.*	801	56,863
HubSpot, Inc.*	406	122,064
Intuit, Inc.	3,683	1,419,575
Mandiant, Inc.*	1,537	33,537
Manhattan Associates, Inc.*	2,300	263,580
Microsoft Corp.	130,116	33,417,692
NCR Corp.*	591	18,386
NortonLifeLock, Inc.	8,718	191,447
Oracle Corp.	26,244	1,833,668
Palo Alto Networks, Inc.*	795	392,682
Paycom Software, Inc.*	888	248,747
Paylocity Holding Corp.*	668	116,513
Pegasystems, Inc.	255	12,199
PTC, Inc.*	1,031	109,637
Qualys, Inc.*	503	63,448
Roper Technologies, Inc.	1,156	456,215
Salesforce, Inc.*	7,199	1,188,123
ServiceNow, Inc.*	1,610	765,587
Splunk, Inc.*	1,045	92,441
SPS Commerce, Inc.*	393	44,429
Synopsys, Inc.*	1,737	527,527
Trade Desk, Inc. (The), Class A*	4,830	202,329
Tyler Technologies, Inc.*	424	140,972
VMware, Inc., Class A	2,695	307,176
Workday, Inc., Class A*	1,272	177,546
Zendesk, Inc.*	1,234	91,402
		49,544,855

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail — 2.4%
Academy Sports & Outdoors, Inc.	1,110	$39,450
Advance Auto Parts, Inc.	1,238	214,286
AutoNation, Inc.*	961	107,402
AutoZone, Inc.*	433	930,569
Best Buy Co., Inc.	6,478	422,301
Burlington Stores, Inc.*@	571	77,787
Carmax, Inc.*	3,409	308,446
Carvana Co.*@	614	13,864
Dick's Sporting Goods, Inc.	1,695	127,752
Five Below, Inc.*	1,000	113,430
Home Depot, Inc. (The)	19,664	5,393,245
Lithia Motors, Inc.	199	54,687
Lowe's Cos., Inc.	11,951	2,087,481
Murphy USA, Inc.	1,116	259,883
O'Reilly Automotive, Inc.*	1,311	828,238
Penske Automotive Group, Inc.	658	68,886
Ross Stores, Inc.	6,470	454,388
TJX Cos., Inc. (The)	27,206	1,519,455
Tractor Supply Co.	2,732	529,598
Ulta Beauty, Inc.*	984	379,312
Williams-Sonoma, Inc.@	2,400	266,280
		14,196,740
Textiles, Apparel & Luxury Goods — 0.7%
Columbia Sportswear Co.	858	61,416
Crocs, Inc.*	1,471	71,594
Deckers Outdoor Corp.*	473	120,780
Hanesbrands, Inc.	8,404	86,477
Lululemon Athletica, Inc.*	2,254	614,463
NIKE, Inc., Class B	26,906	2,749,793
PVH Corp.	760	43,244
Ralph Lauren Corp.	1,100	98,615
Skechers U.S.A., Inc., Class A*	1,800	64,044
Tapestry, Inc.	5,352	163,343
Under Armour, Inc., Class A*	2,760	22,991
Under Armour, Inc., Class C*	2,884	21,861
VF Corp.	5,509	243,332
		4,361,953
Thrifts & Mortgage Finance — 0.0%
Essent Group Ltd.	700	27,230
MGIC Investment Corp.	4,400	55,440
New York Community
Bancorp, Inc.@	6,032	55,072
Rocket Cos, Inc.Class A	3,544	26,084
TFS Financial Corp.	1,093	15,007
Walker & Dunlop, Inc.	353	34,008
		212,841
Tobacco — 0.6%
Altria Group, Inc.	27,551	1,150,805
Philip Morris International, Inc.	21,397	2,112,740
		3,263,545
Trading Companies & Distributors — 0.4%
Air Lease Corp.	1,296	43,325
Applied Industrial Technologies, Inc.	374	35,967
Beacon Roofing Supply, Inc.*	1,400	71,904
Fastenal Co.	12,697	633,834
GATX Corp.	410	38,606
Herc Holdings, Inc.	386	34,798
MSC Industrial Direct Co., Inc.,
Class A	1,100	82,621
SiteOne Landscape Supply, Inc.*	654	77,741
Triton International Ltd.	400	21,060
United Rentals, Inc.*	2,064	501,366
Univar Solutions, Inc.*	2,156	53,620
Watsco, Inc.	474	113,201
WESCO International, Inc.*	596	63,832
WW Grainger, Inc.	1,097	498,510
		2,270,385
Water Utilities — 0.1%
American Water Works Co., Inc.	3,475	516,976
Essential Utilities, Inc.	3,662	167,902
		684,878
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.*	8,733	1,174,938

TOTAL COMMON STOCKS
(Identified Cost $138,504,457)		558,817,743

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
MUTUAL FUNDS — 4.1%
Other — 4.1%
DFA U.S. Micro Cap Portfolio	1,046,760	$23,562,581

TOTAL MUTUAL FUNDS
(Identified Cost $13,316,610)		23,562,581

SHORT-TERM INVESTMENTS — 0.3%
Investment Company — 0.2%
State Street Institutional U.S.
Government Money Market
Fund 1.180%	1,707,303	1,707,303

Collateral For Securities On Loan — 0.1%
State Street Navigator Securities Lending
Government Money
Market Portfolio, 1.560%	314,019	314,019

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,021,322)		2,021,322

Total Investments — 100.1%
(Identified Cost $153,842,389)		584,401,646
Liabilities in excess of Cash and Other
Assets — (0.1%)		(298,487)
Net Assets — 100.0%		$584,103,159

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of June 30, 2022, the fair value of the securities on loan was $1,573,907.

Portfolio Sectors as of June 30, 2022
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 2.1%
General Dynamics Corp.	7,826	$1,731,502
Howmet Aerospace, Inc.	33,495	1,053,418
L3Harris Technologies, Inc.	4,688	1,133,090
Northrop Grumman Corp.	3,018	1,444,324
Raytheon Technologies Corp.	41,277	3,967,132
Textron, Inc.	29,452	1,798,634
		11,128,100

Air Freight & Logistics — 0.9%
FedEx Corp.	19,292	4,373,690
GXO Logistics, Inc.*	6,449	279,048
		4,652,738

Airlines — 0.2%
Alaska Air Group, Inc.*	964	38,608
JetBlue Airways Corp.*	716	5,993
Southwest Airlines Co.*	27,340	987,521
		1,032,122

Auto Components — 0.3%
Aptiv PLC*	4,329	385,584
BorgWarner, Inc.	24,241	808,922
Gentex Corp.	863	24,138
Goodyear Tire & Rubber Co. (The)*	2,391	25,608
Lear Corp.	4,071	512,498
		1,756,750

Automobiles — 1.0%
Ford Motor Co.	150,516	1,675,243
General Motors Co.*	103,473	3,286,303
		4,961,546

Beverages — 0.4%
Constellation Brands, Inc., Class A	5,660	1,319,119
Keurig Dr Pepper, Inc.	2,705	95,730
Molson Coors Beverage Co., Class B	10,592	577,370
		1,992,219

Biotechnology — 1.6%
AbbVie, Inc.	738	113,032
Biogen, Inc.*	9,479	1,933,147
Gilead Sciences, Inc.	43,881	2,712,285
Regeneron Pharmaceuticals, Inc.*	3,232	1,910,532
United Therapeutics Corp.*	683	160,942
Vertex Pharmaceuticals, Inc.*	4,366	1,230,295
		8,060,233

Building Products — 1.5%
Builders FirstSource, Inc.*	7,125	382,612
Carlisle Cos., Inc.	6,915	1,649,988
Carrier Global Corp.	41,203	1,469,299
Fortune Brands Home & Security, Inc.	11,027	660,297
Johnson Controls International PLC	34,370	1,645,636
Owens Corning	12,209	907,251
Trane Technologies PLC	9,516	1,235,843
		7,950,926

Capital Markets — 2.9%
Bank of New York Mellon Corp. (The)	52,444	$2,187,439
Goldman Sachs Group, Inc. (The)	23,008	6,833,836
Jefferies Financial Group, Inc.	6,993	193,147
Morgan Stanley	66,674	5,071,224
Northern Trust Corp.	370	35,698
State Street Corp.	10,112	623,405
		14,944,749

Chemicals — 3.8%
Air Products & Chemicals, Inc.	7,452	1,792,057
Albemarle Corp.	9,985	2,086,665
Celanese Corp.	4,202	494,197
CF Industries Holdings, Inc.	11,835	1,014,615
Corteva, Inc.	18,513	1,002,294
Dow, Inc.	47,662	2,459,836
DuPont de Nemours, Inc.	13,259	736,935
Eastman Chemical Co.	17,799	1,597,816
FMC Corp.	500	53,505
International Flavors & Fragrances, Inc.	9,315	1,109,603
Linde plc	14,611	4,201,101
LyondellBasell Industries NV, Class A	21,390	1,870,769
Mosaic Co. (The)	8,686	410,240
PPG Industries, Inc.	775	88,614
Westlake Corp.	7,968	781,023
		19,699,270

Commercial Banks — 8.7%
Bank of America Corp.	197,037	6,133,762
Citigroup, Inc.	101,397	4,663,248
Citizens Financial Group, Inc.	18,613	664,298
East West Bancorp, Inc.	2,390	154,872
Fifth Third Bancorp	79,279	2,663,774
Huntington Bancshares, Inc.	72,900	876,987
JPMorgan Chase & Co.	115,418	12,997,221
KeyCorp	66,158	1,139,902
M&T Bank Corp.	3,759	599,147
PNC Financial Services Group, Inc. (The)	16,780	2,647,381
Regions Financial Corp.	119,937	2,248,819
Truist Financial Corp.	64,730	3,070,144
US Bancorp	29,194	1,343,508
Wells Fargo & Co.	126,013	4,935,929
Zions Bancorp NA	20,193	1,027,824
		45,166,816

Commercial Services & Supplies — 0.9%
Republic Services, Inc.	35,532	4,650,073

Communications Equipment — 0.1%
Cisco Systems, Inc.	4,155	177,169
Juniper Networks, Inc.	19,365	551,903
		729,072

Computers & Peripherals — 1.8%
Dell Technologies, Inc., Class C	861	39,787
Hewlett Packard Enterprise Co.	168,468	2,233,886
HP, Inc.	176,918	5,799,372
Western Digital Corp.*	23,295	1,044,315
Xerox Holdings Corp.	2,019	29,982
		9,147,342

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Construction & Engineering — 0.5%
AECOM	11,462	$747,552
Quanta Services, Inc.	13,887	1,740,596
		2,488,148

Construction Materials — 0.5%
Martin Marietta Materials, Inc.	4,433	1,326,531
Vulcan Materials Co.	9,294	1,320,677
		2,647,208

Consumer Finance — 1.2%
Ally Financial, Inc.	61,693	2,067,333
Capital One Financial Corp.	32,379	3,373,568
Synchrony Financial	25,544	705,525
		6,146,426

Containers & Packaging — 0.6%
Amcor PLC	20,769	258,159
International Paper Co.	44,343	1,854,868
Packaging Corp. of America	2,898	398,475
Sonoco Products Co.	611	34,851
WestRock Co.	13,537	539,314
		3,085,667

Distributors — 0.4%
Genuine Parts Co.	2,168	288,344
LKQ Corp.	37,512	1,841,464
		2,129,808

Diversified Consumer Services — 0.0%
Service Corp. International	2,896	200,172

Diversified Financial Services — 2.1%
Apollo Global Management, Inc.	2,277	110,389
Berkshire Hathaway, Inc., Class B*	39,025	10,654,605
		10,764,994

Diversified Telecommunication Services — 3.9%
AT&T, Inc.	468,558	9,820,975
Lumen Technologies, Inc.@	125,601	1,370,307
Verizon Communications, Inc.	176,845	8,974,884
		20,166,166

Electric Utilities — 0.2%
NRG Energy, Inc.	22,148	845,389

Electrical Equipment — 0.8%
AMETEK, Inc.	5,351	588,021
Eaton Corp. PLC	21,065	2,653,979
Emerson Electric Co.	8,842	703,293
Hubbell, Inc.	630	112,506
Sensata Technologies Holding PLC	1,781	73,573
		4,131,372

Electronic Equipment, Instruments & Components — 1.2%
Arrow Electronics, Inc.*	3,551	398,032
Corning, Inc.	84,494	2,662,406
Flex Ltd.*	31,420	454,647
Jabil, Inc.	496	25,400
TD SYNNEX Corp.	1,605	146,215
TE Connectivity Ltd.	20,879	2,362,459
Vontier Corp.	1,095	25,174
		6,074,333

Energy Equipment & Services — 0.8%
Baker Hughes Co.	23,916	690,455
Halliburton Co.	37,471	1,175,091
Schlumberger NV	64,877	2,320,001
		4,185,547

Entertainment — 1.7%
Activision Blizzard, Inc.	21,184	1,649,386
Electronic Arts, Inc.	1,911	232,473
Liberty Media Corp.-Liberty Formula
One, Class A*	1,097	63,593
Liberty Media Corp.-Liberty Formula
One, Class C*	2,194	139,253
Madison Square Garden
Entertainment Corp.*	443	23,311
Take-Two Interactive Software, Inc.*	725	88,834
Walt Disney Co. (The)*	43,240	4,081,856
Warner Bros Discovery, Inc.*	169,787	2,278,542
		8,557,248

Food & Staples Retailing — 2.7%
Kroger Co. (The)	62,007	2,934,791
US Foods Holding Corp.*	9,124	279,924
Walgreens Boots Alliance, Inc.	47,173	1,787,857
Walmart, Inc.	72,326	8,793,395
		13,795,967

Food Products — 3.5%
Archer-Daniels-Midland Co.	24,965	1,937,284
Bunge Ltd.	12,845	1,164,913
Campbell Soup Co.	3,702	177,881
Conagra Brands, Inc.	19,827	678,876
Darling Ingredients, Inc.*	5,424	324,355
General Mills, Inc.	38,095	2,874,268
Hormel Foods Corp.	5,728	271,278
J.M. Smucker Co. (The)	14,255	1,824,782
Kraft Heinz Co. (The)	20,920	797,889
McCormick & Co., Inc.	1,921	159,923
Mondelez International, Inc., Class A	68,798	4,271,668
Post Holdings, Inc.*	973	80,127
Seaboard Corp.	22	85,417
Tyson Foods, Inc., Class A	41,844	3,601,095
		18,249,756

Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	325	35,311
Baxter International, Inc.	14,838	953,045
Becton Dickinson & Co.	4,016	990,064
Boston Scientific Corp.*	7,514	280,047
Cooper Cos., Inc. (The)	137	42,897
Embecta Corp.*	803	20,332
Hologic, Inc.*	2,895	200,624
Medtronic PLC	37,706	3,384,114

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
STERIS plc	3,637	$749,768
Zimmer Biomet Holdings, Inc.	8,154	856,659
Zimvie, Inc.*	815	13,048
		7,525,909

Health Care Providers & Services — 6.4%
Centene Corp.*	19,196	1,624,173
CIGNA Corp.	19,065	5,024,009
CVS Health Corp.	75,419	6,988,324
Elevance Health, Inc.	16,810	8,112,170
Henry Schein, Inc.*	3,777	289,847
Humana, Inc.	7,918	3,706,178
Laboratory Corp. of America Holdings	14,583	3,417,672
McKesson Corp.	1,984	647,201
Quest Diagnostics, Inc.	19,764	2,628,217
UnitedHealth Group, Inc.	664	341,050
Universal Health Services, Inc., Class B	1,221	122,967
		32,901,808

Hotels, Restaurants & Leisure — 0.4%
Aramark	16,117	493,664
Carnival Corp.*@	27,865	241,032
Hyatt Hotels Corp., Class A*	3,174	234,590
MGM Resorts International	26,967	780,695
Royal Caribbean Cruises Ltd.*	12,273	428,450
		2,178,431

Household Durables — 1.9%
DR Horton, Inc.	52,707	3,488,676
Garmin Ltd.	12,982	1,275,482
Lennar Corp., B Shares	573	33,641
Lennar Corp., Class A	23,116	1,631,296
Mohawk Industries, Inc.*	2,654	329,335
Newell Brands, Inc.	11,135	212,010
PulteGroup, Inc.	48,918	1,938,620
Toll Brothers, Inc.	116	5,174
Whirlpool Corp.	7,653	1,185,220
		10,099,454

Independent Power Producers & Energy Traders — 0.1%
Vistra Corp.	25,467	581,921

Industrial Conglomerates — 0.1%
General Electric Co.	11,962	761,621

Insurance — 4.9%
Aflac, Inc.	32,730	1,810,951
Alleghany Corp.*	654	544,847
Allstate Corp. (The)	17,397	2,204,722
American Financial Group, Inc.	6,623	919,339
American International Group, Inc.	29,118	1,488,803
Arch Capital Group Ltd.*	11,691	531,824
Assurant, Inc.	4,786	827,260
Chubb Ltd.	11,440	2,248,875
Cincinnati Financial Corp.	370	44,023
CNA Financial Corp.	4,467	200,568
Everest Re Group Ltd.	1,938	543,183
Fidelity National Financial, Inc.	1,515	55,994
Hartford Financial Services
Group, Inc. (The)	49,258	3,222,951
Lincoln National Corp.	9,516	445,063
Loews Corp.	18,402	1,090,502
Markel Corp.*	116	150,017
MetLife, Inc.	20,221	1,269,677
Old Republic International Corp.	14,636	327,261
Principal Financial Group, Inc.	29,321	1,958,350
Prudential Financial, Inc.	12,032	1,151,222
Reinsurance Group of America, Inc.	595	69,787
RenaissanceRe Holdings Ltd.	469	73,337
Travelers Companies, Inc. (The)	23,169	3,918,573
W. R. Berkley Corp.	918	62,663
		25,159,792

Internet & Catalog Retail — 0.2%
eBay, Inc.	20,479	853,360

IT Services — 1.6%
Akamai Technologies, Inc.*	3,310	302,302
Amdocs Ltd.	15,213	1,267,395
Cognizant Technology Solutions Corp.,
Class A	34,305	2,315,244
Concentrix Corp.	1,605	217,702
DXC Technology Co.*	14,649	444,011
Fidelity National Information
Services, Inc.	17,462	1,600,742
Fiserv, Inc.*	12,529	1,114,705
Global Payments, Inc.	3,897	431,164
International Business Machines Corp.	252	35,580
Kyndryl Holdings, Inc.*	1,933	18,905
SS&C Technologies Holdings, Inc.	7,467	433,609
		8,181,359

Life Sciences Tools & Services — 2.7%
Bio-Rad Laboratories, Inc., Class A*	172	85,140
Danaher Corp.	19,132	4,850,344
PerkinElmer, Inc.	1,932	274,769
Thermo Fisher Scientific, Inc.	16,006	8,695,740
		13,905,993

Machinery — 2.9%
AGCO Corp.	8,548	843,688
Cummins, Inc.	10,946	2,118,379
Dover Corp.	7,963	966,071
Fortive Corp.	7,311	397,572
Ingersoll Rand, Inc.	14,939	628,633
Oshkosh Corp.	984	80,826
Otis Worldwide Corp.	25,885	1,829,293
PACCAR, Inc.	20,694	1,703,944
Parker-Hannifin Corp.	8,468	2,083,551
Pentair PLC	20,400	933,708
Snap-On, Inc.	6,351	1,251,338
Stanley Black & Decker, Inc.	14,985	1,571,327
Westinghouse Air Brake
Technologies Corp.	5,333	437,733
		14,846,063
The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media — 3.0%
Comcast Corp., Class A	291,971	$11,456,942
DISH Network Corp., Class A*	12,654	226,886
Fox Corp. Class A	24,883	800,237
Fox Corp. Class B	14,510	430,947
Interpublic Group of Cos., Inc. (The)	17,681	486,758
Liberty Broadband Corp., Class C*	3,887	449,493
Liberty Media Corp.-Liberty Siriusxm,
Class A*	4,389	158,179
Liberty Media Corp.-Liberty Siriusxm,
Class C*	8,778	316,447
News Corp., Class A	8,320	129,626
News Corp., Class B	1,734	27,553
Omnicom Group, Inc.	1,501	95,479
Paramount Global, Class A@	900	24,534
Paramount Global, Class B@	44,427	1,096,458
		15,699,539

Metals & Mining — 2.9%
Alcoa Corp.	2,284	104,105
Arconic Corp.*	1,634	45,834
Cleveland-Cliffs, Inc.*	9,779	150,303
Freeport-McMoRan, Inc.	116,560	3,410,546
Newmont Corp.	46,812	2,793,272
Nucor Corp.	41,998	4,385,011
Reliance Steel & Aluminum Co.	9,348	1,587,851
Royal Gold, Inc.	725	77,415
Steel Dynamics, Inc.	33,820	2,237,193
		14,791,530

Multiline Retail — 0.4%
Dollar Tree, Inc.*	12,596	1,963,087
Kohl’s Corp.	344	12,277
Target Corp.	361	50,984
		2,026,348

Oil, Gas & Consumable Fuels — 11.4%
Chevron Corp.	77,207	11,178,029
ConocoPhillips	106,289	9,545,815
Continental Resources, Inc.	1,401	91,555
Coterra Energy, Inc.	14,312	369,106
Devon Energy Corp.	13,044	718,855
Diamondback Energy, Inc.	1,857	224,976
EOG Resources, Inc.	23,992	2,649,677
Exxon Mobil Corp.	191,050	16,361,522
Hess Corp.	21,220	2,248,047
HF Sinclair Corp.	471	21,270
Kinder Morgan, Inc.	54,102	906,750
Marathon Oil Corp.	18,183	408,754
Marathon Petroleum Corp.	30,104	2,474,850
Occidental Petroleum Corp.	34,021	2,003,156
ONEOK, Inc.	22,165	1,230,158
Phillips 66	20,636	1,691,946
Pioneer Natural Resources Co.	10,352	2,309,324
Targa Resources Corp.	3,005	179,308
Valero Energy Corp.	19,826	2,107,107
Williams Cos., Inc. (The)	70,657	2,205,205
		58,925,410

Paper & Forest Products — 0.0%
Sylvamo Corp.	1,413	46,177

Personal Products — 0.0%
BellRing Brands, Inc.*	1,233	30,689

Pharmaceuticals — 5.3%
Bristol-Myers Squibb Co.	93,266	7,181,482
Jazz Pharmaceuticals PLC*	4,730	737,927
Merck & Co., Inc.	7,780	709,303
Pfizer, Inc.	340,714	17,863,635
Viatris, Inc.	69,023	722,671
		27,215,018

Professional Services — 0.5%
Jacobs Engineering Group, Inc.	6,136	780,070
Leidos Holdings, Inc.	16,200	1,631,502
Manpowergroup, Inc.	632	48,291
Nielsen Holdings PLC	3,273	75,999
		2,535,862

Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A*	19,100	1,405,951
Jones Lang LaSalle, Inc.*	5,491	960,156
		2,366,107

Road & Rail — 1.2%
AMERCO	2,003	957,895
CSX Corp.	42,793	1,243,565
Norfolk Southern Corp.	16,650	3,784,378
		5,985,838

Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices, Inc.*	6,017	460,120
Analog Devices, Inc.	10,368	1,514,661
Intel Corp.	266,567	9,972,272
Lam Research Corp.	109	46,450
Marvell Technology, Inc.	18,929	823,979
Micron Technology, Inc.	84,088	4,648,385
ON Semiconductor Corp.*	19,903	1,001,320
Qorvo, Inc.*	11,125	1,049,310
Skyworks Solutions, Inc.	4,292	397,611
		19,914,108

Software — 0.2%
NortonLifeLock, Inc.	3,129	68,713
Roper Technologies, Inc.	366	144,442
Salesforce, Inc.*	6,647	1,097,021
		1,310,176

Specialty Retail — 0.3%
Advance Auto Parts, Inc.	4,932	853,680
Carmax, Inc.*	8,119	734,607
Lithia Motors, Inc.	400	109,924
		1,698,211

Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp.	4,113	368,731
Tapestry, Inc.	12,722	388,275
		757,006

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Trading Companies & Distributors — 0.3%
United Rentals, Inc.*	5,460	$1,326,289
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.*	29,534	3,973,504
TOTAL COMMON STOCKS
(Identified Cost $331,233,452)		514,937,680

SHORT-TERM INVESTMENTS — 0.3%
Investment Company — 0.3%
State Street Institutional U.S.
Government Money Market
Fund 1.180%	1,417,494	1,417,494
		1,417,494
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,417,494)		1,417,494

Total Investments — 100.0%
(Identified Cost $332,650,946)		516,355,174
Cash and Other Assets,
Less Liabilities — 0.0%		238,693
Net Assets — 100.0%		$516,593,867

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of June 30, 2022, the fair value of the securities on loan was $2,798,257.

Portfolio Sectors as of June 30, 2022
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.5%
AAR Corp.*	4,010	$167,778
Aerojet Rocketdyne Holdings, Inc.*	13,783	559,590
Aerovironment, Inc.*	2,697	221,693
Astronics Corp.*	2,252	22,903
Astronics Corp. Class B*	693	6,660
Axon Enterprise, Inc.*	4,947	460,912
BWX Technologies, Inc.	3,927	216,338
Curtiss-Wright Corp.	2,577	340,319
Ducommun, Inc.*	1,489	64,086
Hexcel Corp.	5,671	296,650
Innovative Solutions & Support, Inc.*	3,248	23,386
Kaman Corp.	3,031	94,719
Kratos Defense & Security
Solutions, Inc.*	11,721	162,687
Mercury Systems, Inc.*	4,277	275,139
Moog, Inc., Class A	3,044	241,663
National Presto Industries, Inc.	709	46,539
Park Aerospace Corp.	2,501	31,913
SIFCO Industries, Inc.*	1,187	3,680
Textron, Inc.	10,503	641,418
Vectrus, Inc.*	1,491	49,889
Woodward, Inc.	4,322	399,742
		4,327,704
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.*	8,228	236,391
Atlas Air Worldwide Holdings, Inc.*	3,175	195,929
Forward Air Corp.	3,327	305,951
HUB Group, Inc., Class A*	4,420	313,555
Radiant Logistics, Inc.*	6,146	45,603
		1,097,429
Airlines — 0.3%
Alaska Air Group, Inc.*	9,239	370,022
Allegiant Travel Co.*	2,022	228,668
American Airlines Group, Inc.*	6,949	88,113
Hawaiian Holdings, Inc.*	6,255	89,509
Skywest, Inc.*	4,643	98,664
Spirit Airlines, Inc.*	3,315	79,030
		954,006
Auto Components — 1.5%
American Axle & Manufacturing
Holdings, Inc.*	8,174	61,550
Autoliv, Inc.	6,060	433,714
BorgWarner, Inc.	15,123	504,654
Dana, Inc.	13,094	184,233
Dorman Products, Inc.*	3,535	387,825
Fox Factory Holding Corp.*	4,825	388,605
Gentex Corp.	15,377	430,095
Gentherm, Inc.*	4,234	264,244
Goodyear Tire & Rubber Co. (The)*	21,163	226,656
LCI Industries	2,757	308,453
Lear Corp.	4,020	506,078
Modine Manufacturing Co.*	6,449	67,908
Motorcar Parts of America, Inc.*	2,267	29,743
Patrick Industries, Inc.	2,334	120,994
Standard Motor Products, Inc.	2,639	118,729
Stoneridge, Inc.*	2,727	46,768
Strattec Security Corp.*	941	31,194
Tenneco, Inc. Class A*@	5,563	95,461
Visteon Corp.*	2,696	279,252
		4,486,156
Automobiles — 0.2%
Harley-Davidson, Inc.	9,600	303,936
Thor Industries, Inc.@	1,091	81,530
Winnebago Industries, Inc.	3,191	154,955
		540,421
Beverages — 0.7%
Celsius Holdings, Inc.*@	675	44,050
Coca-Cola Consolidated, Inc.	1,082	610,140
MGP Ingredients, Inc.@	1,851	185,267
Molson Coors Beverage Co., Class B	12,855	700,726
National Beverage Corp.	8,395	410,851
		1,951,034
Biotechnology — 2.0%
Agios Pharmaceuticals, Inc.*	1,533	33,987
Albireo Pharma, Inc.*@	1,018	20,217
Alkermes PLC*	7,251	216,007
AnaptysBio, Inc.*@	2,069	42,001
Anika Therapeutics, Inc.*	1,795	40,064
Arcutis Biotherapeutics, Inc.*	4,422	94,233
Avid Bioservices, Inc.*	5,039	76,895
Biohaven Pharmaceutical Holding
Co. Ltd.*	3,004	437,713
Catalyst Pharmaceuticals, Inc.*	7,034	49,308
Celldex Therapeutics, Inc.*	7	189
Chinook Therapeutics, Inc.*	1,563	27,337
Crinetics Pharmaceuticals, Inc.*	551	10,276
CRISPR Therapeutics AG*@	3,902	237,124
Eagle Pharmaceuticals, Inc.*	488	21,682
Emergent BioSolutions, Inc.*	5,055	156,907
Enanta Pharmaceuticals, Inc.*	2,226	105,223
Exact Sciences Corp.*	5,884	231,771
Exelixis, Inc.*	24,103	501,824
Global Blood Therapeutics, Inc.*@	586	18,723
Halozyme Therapeutics, Inc.*	10,812	475,728
Intellia Therapeutics, Inc.*	4,350	225,156
Ionis Pharmaceuticals, Inc.*	851	31,504
Ironwood Pharmaceuticals, Inc.*	11,743	135,397
IVERIC bio, Inc.*	3,627	34,892
Karuna Therapeutics, Inc.*	1,267	160,288
Krystal Biotech, Inc.*	1,598	104,925
Ligand Pharmaceuticals, Inc.*	1,727	154,083
Madrigal Pharmaceuticals, Inc.*	145	10,379
MeiraGTx Holdings PLC*	697	5,276
Merrimack Pharmaceuticals, Inc.*	2,761	16,428
Morphic Holding, Inc.*	1,197	25,975
Myriad Genetics, Inc.*	8,130	147,722
Neurocrine Biosciences, Inc.*	7,426	723,886
PDL BioPharma, Inc.*§	18,262	44,377

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Prothena Corp. PLC*	1,041	$28,263
REGENXBIO, Inc.*	2,291	56,588
Relay Therapeutics, Inc.*@	655	10,971
REVOLUTION Medicines, Inc.*	675	13,156
Rigel Pharmaceuticals, Inc.*@	3,870	4,373
Sage Therapeutics, Inc.*	662	21,383
Sarepta Therapeutics, Inc.*	465	34,856
Syndax Pharmaceuticals, Inc.*	5,678	109,245
Travere Therapeutics, Inc.*	5,878	142,424
United Therapeutics Corp.*	3,253	766,537
Vanda Pharmaceuticals, Inc.*	2,350	25,615
Verastem, Inc.*	9,653	11,197
Vericel Corp.*	1,059	26,666
Xencor, Inc.*	1,697	46,447
		5,915,218
Building Products — 2.6%
A.O. Smith Corp.	8,970	490,480
AAON, Inc.	7,440	407,414
Advanced Drainage Systems, Inc.	7,559	680,839
Allegion PLC	575	56,293
American Woodmark Corp.*	1,353	60,899
Apogee Enterprises, Inc.	2,316	90,834
Armstrong World Industries, Inc.	4,794	359,358
Builders FirstSource, Inc.*	21,211	1,139,031
Carlisle Cos., Inc.	3,012	718,693
Cornerstone Building Brands, Inc.*	3,775	92,450
CSW Industrials, Inc.	1,174	120,957
Gibraltar Industries, Inc.*	3,042	117,878
Griffon Corp.	5,311	148,867
Insteel Industries, Inc.	2,278	76,700
Lennox International, Inc.	1,677	346,452
Masco Corp.	2,284	115,570
Masonite International Corp.*	169	12,984
Owens Corning	6,683	496,614
PGT Innovations, Inc.*	6,135	102,086
Quanex Building Products Corp.	3,883	88,338
Simpson Manufacturing Co., Inc.	4,397	442,382
Trex Co., Inc.*	10,510	571,954
UFP Industries, Inc.	7,021	478,411
Zurn Water Solutions Corp.	14,150	385,446
		7,600,930
Capital Markets — 2.7%
Affiliated Managers Group, Inc.	3,881	452,525
Artisan Partners Asset Management,
Inc., Class A	6,991	248,670
B Riley Financial, Inc.	732	30,927
BGC Partners, Inc., Class A	27,768	93,578
Blucora, Inc.*	9,800	180,908
Brightsphere Investment Group, Inc.	2,826	50,896
Cboe Global Markets, Inc.	197	22,298
Cohen & Steers, Inc.	5,127	326,026
Cowen, Inc. Class A@	2,940	69,649
Diamond Hill Investment Group, Inc.	289	50,182
Donnelley Financial Solutions, Inc.*	4,189	122,696
Evercore, Inc., Class A	3,659	342,519
Federated Hermes, Inc.	10,797	343,237
GAMCO Investors, Inc., Class A	1,200	25,080
Greenhill & Co., Inc.	2,413	22,248
Hamilton Lane, Inc. Class A	1,475	99,091
Houlihan Lokey, Inc.	1,002	79,088
Invesco Ltd.	24,055	388,007
Janus Henderson Group PLC	14,636	344,092
Jefferies Financial Group, Inc.	21,621	597,172
Lazard Ltd., Class A	6,742	218,508
LPL Financial Holdings, Inc.	5,475	1,010,028
Manning & Napier, Inc.	2,524	31,474
MarketAxess Holdings, Inc.	630	161,286
Moelis & Co., Class A	3,960	155,826
Morningstar, Inc.	2,847	688,490
Open Lending Corp., Class A*	2,793	28,572
Oppenheimer Holdings, Inc.,
Class A	1,244	41,102
Piper Sandler Cos.	2,274	257,781
PJT Partners, Inc., Class A	1,097	77,097
Pzena Investment Management, Inc.,
Class A	2,375	15,651
SEI Investments Co.	4,732	255,623
Silvercrest Asset Management Group,
Inc., Class A	759	12,455
Stifel Financial Corp.	9,673	541,881
Stonex Group, Inc.*	2,079	162,308
Virtu Financial, Inc., Class A	4,501	105,368
Virtus Investment Partners, Inc.	853	145,880
Westwood Holdings Group, Inc.	1,157	15,967
		7,814,186
Chemicals — 3.5%
Advanced Emissions Solutions, Inc.*	2,266	10,628
AdvanSix, Inc.	3,198	106,941
American Vanguard Corp.	3,554	79,432
Ashland Global Holdings, Inc.	3,829	394,579
Avient Corp.	10,014	401,361
Axalta Coating Systems Ltd.*	16,030	354,423
Balchem Corp.	3,741	485,357
Cabot Corp.	5,463	348,485
CF Industries Holdings, Inc.	11,672	1,000,641
Chase Corp.	1,129	87,848
Chemours Co. (The)	8,849	283,345
Core Molding Technologies, Inc.*	1,500	13,785
Ecovyst, Inc.	1,340	13,199
Element Solutions, Inc.	21,963	390,941
FMC Corp.	3,740	400,217
FutureFuel Corp.	4,517	32,884
GCP Applied Technologies, Inc.*	2,256	70,568
H.B. Fuller Co.	6,101	367,341
Hawkins, Inc.	2,648	95,407
Huntsman Corp.	12,047	341,533
Ingevity Corp.*	1,148	72,485
Innospec, Inc.	2,704	259,016
Intrepid Potash, Inc.*	1,589	71,966
Koppers Holdings, Inc.	2,308	52,253
Kronos Worldwide, Inc.	6,686	123,022
Livent Corp.*	3,658	83,000

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Chemicals (Continued)
LSB Industries, Inc.*	1,562	$21,649
Minerals Technologies, Inc.	3,081	188,989
Mosaic Co. (The)	23,505	1,110,141
NewMarket Corp.	504	151,684
Olin Corp.	3,715	171,930
Quaker Chemical Corp.	240	35,885
Rayonier Advanced Materials, Inc.*	6,292	16,485
RPM International, Inc.	6,495	511,286
Schweitzer-Mauduit
International, Inc.	3,456	86,815
Scotts Miracle-Gro Co. (The)@	3,576	282,468
Sensient Technologies Corp.	4,568	367,998
Stepan Co.	2,418	245,064
Tredegar Corp.	3,412	34,120
Trinseo PLC	4,272	164,301
Tronox Holdings PLC Class A	10,995	184,716
Valvoline, Inc.	6,071	175,027
Westlake Corp.	4,157	407,469
		10,096,684
Commercial Banks — 9.5%
1st Source Corp.	2,546	115,588
Allegiance Bancshares, Inc.	1,914	72,273
American National Bankshares, Inc.	1,508	52,192
Ameris Bancorp	6,744	270,974
AmeriServ Financial, Inc.	4,400	17,336
Arrow Financial Corp.	2,149	68,360
Associated Banc-Corp.	14,942	272,841
Atlantic Union Bankshares Corp.	6,981	236,796
Banc of California, Inc.	5,994	105,614
Bancfirst Corp.	3,303	316,130
Bancorp, Inc. (The)*	6,121	119,482
Bank of Hawaii Corp.	3,456	257,126
Bank of Marin Bancorp	1,580	50,212
Bank OZK	4,130	154,999
BankFinancial Corp.	2,474	23,231
BankUnited, Inc.	3,310	117,737
Bankwell Financial Group, Inc.	326	10,122
Banner Corp.	3,355	188,585
Bar Harbor Bankshares	2,089	54,022
BCB Bancorp, Inc.	878	14,952
Berkshire Hills Bancorp, Inc.	4,455	110,350
BOK Financial Corp.	4,776	360,970
Brookline Bancorp, Inc.	7,431	98,907
C&F Financial Corp.	466	21,422
Cadence Bank	15,454	362,860
Camden National Corp.	1,756	77,352
Capital City Bank Group, Inc.	1,890	52,712
Cathay General Bancorp	7,259	284,190
Central Pacific Financial Corp.	3,116	66,838
Central Valley Community Bancorp	1,638	23,751
Citizens & Northern Corp.	852	20,593
Citizens Community Bancorp, Inc.	400	5,532
City Holding Co.	1,686	134,678
Civista Bancshares, Inc.	270	5,740
CNB Financial Corp.	2,264	54,766
Columbia Banking System, Inc.	7,605	217,883
Comerica, Inc.	7,707	565,540
Commerce Bancshares, Inc.	8,166	536,098
Community Bank System, Inc.	4,718	298,555
Community Trust Bancorp, Inc.	2,206	89,211
Connectone Bancorp, Inc.	4,989	121,981
Cullen/Frost Bankers, Inc.	3,828	445,771
Customers Bancorp, Inc.*	4,720	160,008
CVB Financial Corp.	13,166	326,648
Dime Community Bancshares, Inc.	4,460	132,239
Eagle Bancorp, Inc.	3,436	162,901
East West Bancorp, Inc.	9,740	631,152
Enterprise Bancorp, Inc.	331	10,655
Enterprise Financial Services Corp.	2,901	120,392
Equity Bancshares, Inc., Class A	1,470	42,865
Farmers & Merchants Bancorp, Inc.	1,205	39,994
Farmers National Banc Corp.	3,991	59,865
FB Financial Corp.	3,274	128,406
Financial Institutions, Inc.	1,855	48,267
First Bancorp	22,823	294,645
First Bancorp, Inc. (The)	1,876	56,524
First Bancorp/Southern Pines NC	3,381	117,997
First Busey Corp.	5,571	127,297
First Business Financial
Services, Inc.	551	17,186
First Citizens Bancshares, Inc.,
Class A	875	572,058
First Commonwealth
Financial Corp.	9,286	124,618
First Community Bankshares, Inc.	1,982	58,291
First Financial Bancorp	8,992	174,445
First Financial Bankshares, Inc.	14,820	581,981
First Financial Corp.	1,395	62,078
First Financial Northwest, Inc.	2,239	34,794
First Foundation, Inc.	4,921	100,782
First Hawaiian, Inc.	1,200	27,252
First Horizon Corp.	34,954	764,094
First Internet Bancorp	1,284	47,277
First Interstate Bancsystem, Inc.,
Class A	5,123	195,238
First Merchants Corp.	5,621	200,220
First Mid Bancshares, Inc.	500	17,835
First of Long Island Corp. (The)	2,295	40,231
Flushing Financial Corp.	3,899	82,893
FNB Corp.	22,576	245,175
Fulton Financial Corp.	15,678	226,547
German American Bancorp, Inc.	3,217	109,957
Glacier Bancorp, Inc.	11,842	561,548
Great Southern Bancorp, Inc.	1,501	87,899
Hancock Whitney Corp.	6,503	288,278
Hanmi Financial Corp.	3,586	80,470
Harborone Bancorp, Inc.	6,045	83,361
Heartland Financial USA, Inc.	4,558	189,339
Heritage Commerce Corp.	6,526	69,763
Heritage Financial Corp.	4,162	104,716
Hilltop Holdings, Inc.	6,988	186,300
Home Bancshares, Inc.	13,006	270,135
HomeStreet, Inc.	2,447	84,837

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
HomeTrust Bancshares, Inc.	2,255	$56,375
Hope Bancorp, Inc.	11,541	159,727
Horizon Bancorp, Inc.	5,096	88,772
Independent Bank Corp.	5,005	397,547
Independent Bank Group, Inc.	2,187	148,519
International Bancshares Corp.	5,903	236,592
Lakeland Bancorp, Inc.	5,547	81,097
Lakeland Financial Corp.	3,146	208,957
Live Oak Bancshares, Inc.	500	16,945
Macatawa Bank Corp.	5,141	45,446
Mercantile Bank Corp.	1,601	51,152
Meta Financial Group, Inc.	3,897	150,697
Midland States Bancorp, Inc.	1,086	26,107
MidWestOne Financial Group, Inc.	613	18,218
National Bank Holdings Corp.,
Class A	3,376	129,200
NBT Bancorp, Inc.	4,206	158,104
Nicolet Bankshares, Inc.*	1,020	73,787
Northeast Bank	896	32,731
Northrim Bancorp, Inc.	836	33,657
Northwest Bancshares, Inc.	12,344	158,003
OceanFirst Financial Corp.	5,639	107,874
OFG Bancorp	5,852	148,641
Old National Bancorp	28,203	417,122
Old Second Bancorp, Inc.	2,244	30,025
Pacific Premier Bancorp, Inc.	6,941	202,955
PacWest Bancorp	6,102	162,679
Park National Corp.	1,732	210,005
Peapack Gladstone Financial Corp.	1,992	59,162
Penns Woods Bancorp, Inc.	1,138	26,276
Peoples Bancorp, Inc.	3,204	85,226
Pinnacle Financial Partners, Inc.	3,365	243,323
Popular, Inc.	7,138	549,126
Preferred Bank	1,561	106,179
Premier Financial Corp.	4,193	106,293
Primis Financial Corp.	2,721	37,087
Prosperity Bancshares, Inc.	7,853	536,124
QCR Holdings, Inc.	1,914	103,337
Renasant Corp.	5,355	154,278
Republic Bancorp, Inc., Class A	1,997	96,355
Republic First Bancorp, Inc.*	3,546	13,510
Riverview Bancorp, Inc.	2,557	16,825
S&T Bancorp, Inc.	3,996	109,610
Sandy Spring Bancorp, Inc.	4,282	167,298
Seacoast Banking Corp. of Florida	5,003	165,299
ServisFirst Bancshares, Inc.	5,630	444,320
Sierra Bancorp	2,000	43,460
Simmons First National Corp.,
Class A	10,791	229,417
South State Corp.	7,217	556,792
Southern First Bancshares, Inc.*	923	40,234
Southside Bancshares, Inc.	3,368	126,031
Stock Yards Bancorp, Inc.	2,936	175,632
Summit Financial Group, Inc.	392	10,890
Synovus Financial Corp.	9,560	344,638
Texas Capital Bancshares, Inc.*	3,132	164,868
Tompkins Financial Corp.	1,559	112,404
Towne Bank	5,809	157,714
Trico Bancshares	2,959	135,049
Triumph Bancorp, Inc.*	2,441	152,709
Trustmark Corp.	5,770	168,426
UMB Financial Corp.	4,960	427,056
Umpqua Holdings Corp.	8,081	135,518
United Bankshares, Inc.	12,088	423,926
United Community Banks, Inc.	8,563	258,517
Univest Financial Corp	3,363	85,555
Valley National Bancorp	37,407	389,407
Veritex Holdings, Inc.	3,570	104,458
Washington Federal, Inc.	6,377	191,438
Washington Trust Bancorp, Inc.	2,001	96,788
Webster Financial Corp.	11,093	467,570
WesBanco, Inc.	6,661	211,220
West Bancorp, Inc.	1,763	42,911
Westamerica Bancorp	2,658	147,944
Western Alliance Bancorp	5,446	384,488
Wintrust Financial Corp.	4,936	395,620
Zions Bancorp NA	10,151	516,686
		27,891,653
Commercial Services & Supplies — 1.8%
ABM Industries, Inc.	7,749	336,462
ACCO Brands Corp.	11,957	78,079
Brady Corp., Class A	5,019	237,098
Brink’s Co. (The)	4,837	293,654
Casella Waste Systems, Inc.,
Class A*	6,377	463,480
Ceco Environmental Corp.*	4,211	25,182
Cimpress PLC*	2,745	106,781
Clean Harbors, Inc.*	5,266	461,670
Deluxe Corp.	4,032	87,373
Ennis, Inc.	3,110	62,915
Healthcare Services Group, Inc.	5,978	104,077
Heritage-Crystal Clean, Inc.*	2,532	68,263
HNI Corp.	4,391	152,324
IAA, Inc.*	7,400	242,498
Interface, Inc.	5,834	73,158
KAR Auction Services, Inc.*	5,924	87,498
Kimball International, Inc., Class B	5,056	38,780
Matthews International Corp.,
Class A	3,451	98,940
MillerKnoll, Inc.	7,005	184,021
MSA Safety, Inc.	4,156	503,167
NL Industries, Inc.	4,571	45,116
SP Plus Corp.*	2,555	78,490
Steelcase, Inc., Class A	11,344	121,721
Stericycle, Inc.*	4,797	210,348
Tetra Tech, Inc.	6,444	879,928
UniFirst Corp.	1,645	283,236
Virco Manufacturing Corp.*	2,494	9,602
VSE Corp.	1,412	53,063
		5,386,924
Communications Equipment — 1.3%
ADTRAN, Inc.	5,637	98,817
BK Technologies Corp.	2,000	5,300

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Communications Equipment (Continued)
CalAmp Corp.*	5,414	$22,576
Calix, Inc.*	2,654	90,608
Ciena Corp.*	15,659	715,616
Clearfield, Inc.*	2,380	147,441
Comtech Telecommunications Corp.	3,207	29,087
Digi International, Inc.*	3,397	82,275
Extreme Networks, Inc.*	6,499	57,971
F5, Inc.*	3,709	567,625
Harmonic, Inc.*	10,330	89,561
Infinera Corp.*	13,238	70,956
Juniper Networks, Inc.	19,819	564,841
KVH Industries, Inc.*	2,387	20,767
Lantronix, Inc.*	1,100	5,918
Lumentum Holdings, Inc.*	4,956	393,606
NETGEAR, Inc.*	3,539	65,542
NetScout Systems, Inc.*	8,182	276,961
Network-1 Technologies, Inc.	1,343	3,223
Optical Cable Corp.*	374	1,350
PC-Tel, Inc.*	2,629	10,753
Viasat, Inc.*	4,101	125,614
Viavi Solutions, Inc.*	21,651	286,443
		3,732,851
Computers & Peripherals — 0.3%
AstroNova, Inc.*	1,572	18,833
Avid Technology, Inc.*	7,133	185,101
Intevac, Inc.*	3,414	16,524
Pure Storage, Inc., Class A*	12,326	316,901
Stratasys Ltd.*	600	11,244
Super Micro Computer, Inc.*	1,663	67,102
Xerox Holdings Corp.	15,230	226,166
		841,871
Construction & Engineering — 1.9%
AECOM	11,954	779,640
Ameresco, Inc., Class A*	4,050	184,518
Arcosa, Inc.	1,853	86,035
Argan, Inc.	985	36,760
Comfort Systems USA, Inc.	4,850	403,278
Dycom Industries, Inc.*	4,084	379,975
EMCOR Group, Inc.	5,995	617,245
Fluor Corp.*@	6,585	160,279
Granite Construction, Inc.	4,358	126,992
Great Lakes Dredge & Dock Corp.*	7,436	97,486
IES Holdings, Inc.*	2,548	76,873
MasTec, Inc.*	6,602	473,099
Matrix Service Co.*	4,086	20,675
MDU Resources Group, Inc.	11,285	304,582
MYR Group, Inc.*	1,935	170,532
Northwest Pipe Co.*	1,211	36,257
NV5 Global, Inc.*	1,843	215,152
Primoris Services Corp.	5,726	124,598
Sterling Infrastructure, Inc.*	3,492	76,545
Tutor Perini Corp.*	4,753	41,731
Valmont Industries, Inc.	2,069	464,759
WillScot Mobile Mini Holdings Corp.*	18,811	609,853
		5,486,864
Construction Materials — 0.1%
Eagle Materials, Inc.	1,439	158,204
Summit Materials, Inc., Class A*	4,678	108,951
United States Lime & Minerals, Inc.	949	100,214
		367,369
Consumer Finance — 1.0%
Atlanticus Holdings Corp.*	3,144	110,575
Consumer Portfolio Services, Inc.*	4,988	51,127
Credit Acceptance Corp.*@	760	359,792
Encore Capital Group, Inc.*	3,784	218,602
Enova International, Inc.*	4,283	123,436
Ezcorp, Inc., Class A*	5,994	45,015
FirstCash Holdings, Inc.	4,847	336,915
Green Dot Corp., Class A*	5,205	130,698
LendingTree, Inc.*	900	39,438
Navient Corp.	17,562	245,692
Nelnet, Inc., Class A	3,245	276,636
OneMain Holdings, Inc.	7,656	286,181
PRA Group, Inc.*	5,417	196,962
PROG Holdings, Inc.*	6,028	99,462
Regional Management Corp.	1,467	54,822
SLM Corp.	14,278	227,591
World Acceptance Corp.*@	977	109,658
		2,912,602
Containers & Packaging — 1.3%
AptarGroup, Inc.	5,566	574,467
Berry Global Group, Inc.*	9,609	525,036
Crown Holdings, Inc.	1,631	150,329
Graphic Packaging Holding Co.	8,918	182,819
Greif, Inc., Class A	2,553	159,256
Greif, Inc., Class B	1,193	74,312
Myers Industries, Inc.	4,361	99,126
O-I Glass, Inc.*	5,178	72,492
Packaging Corp. of America	1,324	182,050
Sealed Air Corp.	10,816	624,300
Silgan Holdings, Inc.	12,267	507,240
Sonoco Products Co.	6,744	384,678
Trimas Corp.	5,102	141,274
WestRock Co.	5,218	207,885
		3,885,264
Distributors — 0.0%
Weyco Group, Inc.	1,043	25,501
Diversified Consumer Services — 1.2%
Adtalem Global Education, Inc.*	5,934	213,446
American Public Education, Inc.*	2,124	34,324
Bright Horizons Family Solutions,
Inc.*	3,373	285,086
Carriage Services, Inc.	2,984	118,316
Chegg, Inc.*	6,367	119,572
Frontdoor, Inc.*	3,694	88,952
Graham Holdings Co., Class B	462	261,880
Grand Canyon Education, Inc.*	3,776	355,661
H&R Block, Inc.	11,646	411,337
Laureate Education, Inc.	2,699	31,227
Perdoceo Education Corp.*	6,976	82,177

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Consumer Services (Continued)
Service Corp. International	10,864	$750,920
Strategic Education, Inc.	2,650	187,037
Stride, Inc.*	4,184	170,665
Terminix Global Holdings, Inc.*	9,365	380,687
		3,491,287
Diversified Financial Services — 0.3%
A-Mark Precious Metals, Inc.	2,332	75,207
Acacia Research Corp.*	1,995	10,055
Cannae Holdings, Inc.*	3,828	74,034
Equitable Holdings, Inc.	2,089	54,460
Voya Financial, Inc.	9,648	574,345
		788,101
Diversified Telecommunication Services — 0.2%
Anterix, Inc.*	251	10,309
ATN International, Inc.	2,105	98,745
Cogent Communications
Holdings, Inc.	5,536	336,367
Consolidated Communications
Holdings, Inc.*	7,487	52,409
Contra Costa Communications
CVR@*<>¶	354	—
IDT Corp., Class B*	2,980	74,947
Iridium Communications, Inc.*	1,819	68,322
Liberty Latin America Ltd., Class C*	4,216	32,843
		673,942
Electric Utilities — 1.3%
Allete, Inc.	5,906	347,155
Genie Energy Ltd. Class B	3,300	30,228
Hawaiian Electric Industries, Inc.	7,162	292,926
IDACORP, Inc.	2,837	300,495
MGE Energy, Inc.	3,771	293,497
NRG Energy, Inc.	14,356	547,968
OGE Energy Corp.	10,049	387,489
Otter Tail Corp.	4,597	308,597
Pinnacle West Capital Corp.	5,960	435,795
PNM Resources, Inc.	10,204	487,547
Portland General Electric Co.	5,648	272,968
Via Renewables, Inc.@	2,000	15,320
		3,719,985
Electrical Equipment — 1.4%
Acuity Brands, Inc.	2,347	361,532
Allied Motion Technologies, Inc.	1,626	37,138
Atkore, Inc.*	5,678	471,331
AZZ, Inc.	2,809	114,663
Encore Wire Corp.	2,341	243,277
EnerSys	4,742	279,588
Hubbell, Inc.	3,715	663,425
LSI Industries, Inc.	3,137	19,355
nVent Electric PLC	1,295	40,572
Pineapple Holdings, Inc.	354	828
Plug Power, Inc.*@	1,062	17,597
Powell Industries, Inc.	1,380	32,251
Preformed Line Products Co.	668	41,082
Regal Rexnord Corp.	7,570	859,346
Sensata Technologies Holding PLC	10,094	416,983
Sunrun, Inc.*@	6,232	145,580
Thermon Group Holdings, Inc.*	3,577	50,257
TPI Composites, Inc.*	564	7,050
Ultralife Corp.*	2,441	11,107
Vicor Corp.*	3,445	188,545
		4,001,507
Electronic Equipment, Instruments & Components — 3.0%
Advanced Energy Industries, Inc.	4,145	302,502
Arlo Technologies, Inc.*	10,925	68,500
Arrow Electronics, Inc.*	6,898	773,197
Avnet, Inc.	7,545	323,530
Badger Meter, Inc.	3,368	272,438
Bel Fuse, Inc., Class B	1,421	22,111
Belden, Inc.	4,896	260,810
Benchmark Electronics, Inc.	4,604	103,866
Cognex Corp.	4,633	196,995
Coherent, Inc.*	520	138,434
CTS Corp.	3,954	134,634
Daktronics, Inc.*	4,902	14,755
ePlus, Inc.*	3,836	203,768
Fabrinet*	4,275	346,702
FARO Technologies, Inc.*	2,298	70,847
Flex Ltd.*	28,069	406,158
Frequency Electronics, Inc.*	1,400	10,220
II-VI, Inc.*@	5,457	278,034
Insight Enterprises, Inc.*	3,841	331,401
IPG Photonics Corp.*	1,551	145,996
Itron, Inc.*	4,157	205,481
Jabil, Inc.	5,378	275,407
Key Tronic Corp.*	1,700	7,497
Kimball Electronics, Inc.*	2,987	60,039
Knowles Corp.*	6,561	113,702
Littelfuse, Inc.	1,865	473,785
Methode Electronics, Inc.	4,122	152,679
NAPCO Security Technologies, Inc.*	5,355	110,259
National Instruments Corp.	7,611	237,692
Novanta, Inc.*	4,244	514,670
OSI Systems, Inc.*	1,764	150,716
PC Connection, Inc.	2,926	128,890
Plexus Corp.*	3,061	240,289
Richardson Electronics Ltd.	1,505	22,063
Rogers Corp.*	2,017	528,636
Sanmina Corp.*	6,551	266,822
Scansource, Inc.*	2,807	87,410
TD SYNNEX Corp.	3,213	292,704
TTM Technologies, Inc.*	10,405	130,063
Vishay Intertechnology, Inc.	11,850	211,167
Vishay Precision Group, Inc.*	1,694	49,346
Vontier Corp.	2,977	68,441
Wayside Technology Group, Inc.	315	10,471
		8,743,127
Energy Equipment & Services — 0.6%
Archrock, Inc.	16,917	139,904
Bristow Group, Inc.*	1,138	26,629
Cactus, Inc., Class A	2,666	107,360

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services (Continued)
ChampionX Corp.	3,637	$72,195
DMC Global, Inc.*	2,412	43,488
Dril-Quip, Inc.*	1,033	26,651
Expro Group Holdings NV*	837	9,642
Exterran Corp.*	3,877	16,671
Helmerich & Payne, Inc.	6,380	274,723
Liberty Energy, Inc.*	7,161	91,374
Nabors Industries Ltd.*	190	25,441
Natural Gas Services Group, Inc.*	2,179	23,969
NexTier Oilfield Solutions, Inc.*	17,336	164,865
NOV, Inc.	21,019	355,431
Oceaneering International, Inc.*	969	10,349
Patterson-UTI Energy, Inc.	1,922	30,291
ProPetro Holding Corp.*	2,750	27,500
RPC, Inc.*	4,657	32,180
SEACOR Marine Holdings, Inc.*	3,233	18,622
TechnipFMC PLC*	7,208	48,510
Tidewater, Inc.*	2,014	42,475
Weatherford International PLC*	2,581	54,640
		1,642,910
Entertainment — 0.5%
Ballantyne Strong, Inc.*	3,464	8,348
Cinemark Holdings, Inc.*	2,177	32,699
Endeavor Group Holdings, Inc.,
Class A*	2,524	51,893
IMAX Corp.*	4,817	81,359
Liberty Braves Group, Class C*	1,826	43,824
Liberty Media Corp.-Liberty Braves,
Class A*@	338	8,501
Liberty Media Corp.-Liberty Formula
One, Class A*	1,700	98,549
Liberty Media Corp.-Liberty Formula
One, Class C*	11,084	703,501
Lions Gate Entertainment Corp.,
Class A*	1,254	11,675
Lions Gate Entertainment Corp.,
Class B*	1,332	11,762
Madison Square Garden Entertainment
Corp.*	1,318	69,353
Madison Square Garden Sports
Corp.*	156	23,556
Marcus Corp. (The)*@	3,100	45,787
Playtika Holding Corp.*	7,992	105,814
World Wrestling Entertainment, Inc.,
Class A@	2,566	160,349
		1,456,970
Food & Staples Retailing — 1.0%
Andersons, Inc. (The)	4,055	133,774
BJ’s Wholesale Club Holdings, Inc.*	2,203	137,291
Casey’s General Stores, Inc.	2,355	435,628
Chefs’ Warehouse Inc. (The)*	4,636	180,294
Ingles Markets, Inc., Class A	1,973	171,158
Natural Grocers by Vitamin
Cottage, Inc.	2,710	43,224
Performance Food Group Co.*	9,263	425,913
PriceSmart, Inc.	3,201	229,288
SpartanNash Co.	4,477	135,071
Sprouts Farmers Market, Inc.*	7,149	181,013
United Natural Foods, Inc.*	4,219	166,229
US Foods Holding Corp.*	11,021	338,124
Village Super Market, Inc., Class A	1,435	32,732
Weis Markets, Inc.	2,943	219,371
		2,829,110
Food Products — 2.1%
B&G Foods, Inc.	8,145	193,688
Bunge Ltd.	6,292	570,622
Cal-Maine Foods, Inc.	5,021	248,088
Calavo Growers, Inc.	2,189	91,325
Darling Ingredients, Inc.*	19,384	1,159,163
Flowers Foods, Inc.	10,685	281,229
Fresh Del Monte Produce, Inc.	5,010	147,945
Hain Celestial Group, Inc. (The)*	1,695	40,239
Hostess Brands, Inc.*	4,664	98,923
Ingredion, Inc.	3,754	330,953
J&J Snack Foods Corp.	2,148	299,990
John B. Sanfilippo & Son, Inc.	1,112	80,609
Lamb Weston Holdings, Inc.	8,392	599,692
Lancaster Colony Corp.	2,908	374,492
Landec Corp.*	3,872	38,604
Lifeway Foods, Inc.*	1,756	8,727
Limoneira Co.	2,072	29,194
Pilgrim’s Pride Corp.*	5,624	175,638
Post Holdings, Inc.*	4,776	393,304
Rocky Mountain Chocolate
Factory, Inc.	1,260	8,681
Sanderson Farms, Inc.	2,524	543,998
Seaboard Corp.	42	163,068
Seneca Foods Corp., Class A*	800	44,432
Tootsie Roll Industries, Inc.	4,999	176,715
TreeHouse Foods, Inc.*	225	9,410
		6,108,729
Gas Utilities — 1.3%
Atmos Energy Corp.	6,662	746,810
Chesapeake Utilities Corp.	2,106	272,832
National Fuel Gas Co.	4,000	264,200
New Jersey Resources Corp.	9,687	431,362
Northwest Natural Holding Co.	3,354	178,098
ONE Gas, Inc.	5,011	406,843
RGC Resources, Inc.	600	11,442
South Jersey Industries, Inc.	10,442	356,490
Southwest Gas Holdings, Inc.	4,019	349,975
Spire, Inc.	4,808	357,571
UGI Corp.	10,146	391,737
		3,767,360
Health Care — 0.0%
Contra Aduro Biotech§*	237	387
Health Care Equipment & Supplies — 2.9%
Abiomed, Inc.*	90	22,276
Accuray, Inc.*	10,241	20,072
Achillion Pharmaceuticals, Inc.@*§	23,152	—

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Angiodynamics, Inc.*	4,953	$95,841
Artivion, Inc.*	5,028	94,929
AtriCure, Inc.*	3,295	134,634
Atrion Corp.	201	126,401
Avanos Medical, Inc.*	4,492	122,811
Axonics, Inc.*	2,988	169,330
CONMED Corp.	2,255	215,939
Cutera, Inc.*	1,969	73,838
Dentsply Sirona, Inc.	8,909	318,319
Electromed, Inc.*	2,175	20,967
Enovis Corp.*	418	22,990
Envista Holdings Corp.*	11,739	452,421
Fonar Corp.*	1,282	19,474
Glaukos Corp.*	2,946	133,807
Globus Medical, Inc., Class A*	6,108	342,903
Haemonetics Corp.*	5,164	336,590
Heska Corp.*	880	83,169
ICU Medical, Inc.*	1,401	230,310
Inogen, Inc.*	1,706	41,251
Integer Holdings Corp.*	3,152	222,720
Integra LifeSciences Holdings Corp.*	6,371	344,225
Invacare Corp.*	4,558	5,834
iRadimed Corp.	325	11,031
Lantheus Holdings, Inc.*	7,277	480,500
LeMaitre Vascular, Inc.	2,735	124,579
LENSAR, Inc.*	1,385	9,016
LivaNova PLC*	5,101	318,659
Masimo Corp.*	1,950	254,806
Meridian Bioscience, Inc.*	4,782	145,468
Merit Medical Systems, Inc.*	5,761	312,649
Mesa Laboratories, Inc.	188	38,341
Natus Medical, Inc.*	4,076	133,571
Neogen Corp.*	10,822	260,702
Novocure Ltd.*@	829	57,616
NuVasive, Inc.*	5,261	258,631
Omnicell, Inc.*	4,593	522,454
OraSure Technologies, Inc.*	9,521	25,802
Penumbra, Inc.*	2,652	330,227
QuidelOrtho Corp.*	4,661	452,956
SeaSpine Holdings Corp.*	2,964	16,747
Shockwave Medical, Inc.*	2,116	404,516
STAAR Surgical Co.*	3,451	244,779
SurModics, Inc.*	1,788	66,567
TransMedics Group, Inc.*	1,354	42,583
UFP Technologies, Inc.*	913	72,647
Utah Medical Products, Inc.	630	54,117
Varex Imaging Corp.*@	2,200	47,058
ViewRay, Inc.*	7,099	18,812
		8,355,885
Health Care Providers & Services — 3.4%
Acadia Healthcare Co., Inc.*	8,543	577,763
Addus HomeCare Corp.*	1,648	137,245
Amedisys, Inc.*	3,653	384,003
AMN Healthcare Services, Inc.*	5,001	548,660
Apollo Medical Holdings, Inc.*@	2,478	95,626
Brookdale Senior Living, Inc.*	16,230	73,684
Chemed Corp.	1,565	734,595
Community Health Systems, Inc.*	11,147	41,801
Corvel Corp.*	2,837	417,805
Covetrus, Inc.*	7,116	147,657
Cross Country Healthcare, Inc.*	5,512	114,815
DaVita, Inc.*	8,508	680,300
Encompass Health Corp.	7,416	415,667
Ensign Group, Inc. (The)	6,774	497,686
Enzo Biochem, Inc.*	6,609	13,681
Fulgent Genetics, Inc.*	198	10,797
Hanger, Inc.*	3,413	48,874
HealthEquity, Inc.*	5,161	316,834
Henry Schein, Inc.*	10,880	834,931
InfuSystem Holdings, Inc.*	600	5,778
Joint Corp. (The)*	1,139	17,438
LHC Group, Inc.*	3,259	507,557
Mednax, Inc.*	4,871	102,340
ModivCare, Inc.*	1,383	116,863
National Healthcare Corp.	1,582	110,582
National Research Corp.	2,987	114,342
OPKO Health, Inc.*@	12,483	31,582
Option Care Health, Inc.*	3,340	92,819
Owens & Minor, Inc.	7,179	225,779
Patterson Cos., Inc.	6,230	188,769
Pennant Group, Inc. (The)*	3,997	51,202
Premier, Inc., Class A	3,891	138,831
R1 RCM, Inc.*	20,856	437,142
RadNet, Inc.*	5,402	93,347
Select Medical Holdings Corp.	12,138	286,699
Surgery Partners, Inc.*	6,352	183,700
Tenet Healthcare Corp.*	11,198	588,567
U.S. Physical Therapy, Inc.	1,511	165,001
Universal Health Services, Inc.,
Class B	3,730	375,648
		9,926,410
Health Care Technology — 0.2%
Allscripts Healthcare
Solutions, Inc.*	14,834	219,988
Computer Programs &
Systems, Inc.*	1,636	52,303
Evolent Health, Inc., Class A*	4,696	144,214
HealthStream, Inc.*	3,803	82,563
NextGen Healthcare, Inc.*	6,391	111,459
OptimizeRx Corp.*@	1,202	32,923
Simulations Plus, Inc.@	358	17,660
		661,110
Hotels, Restaurants & Leisure — 2.8%
Aramark	20,350	623,320
Biglari Holdings, Inc., Class A*	7	4,115
Biglari Holdings, Inc., Class B*	74	9,080
BJ’s Restaurants, Inc.*	2,751	59,642
Bloomin’ Brands, Inc.	8,154	135,519
Bluegreen Vacations Holding Corp.	417	10,408
Boyd Gaming Corp.	1,865	92,784
Brinker International, Inc.*	5,679	125,108
Caesars Entertainment, Inc.*	531	20,337

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Carnival Corp.*@	4,641	$40,145
Carrols Restaurant Group, Inc.	8,916	18,010
Cheesecake Factory, Inc. (The)	5,035	133,025
Choice Hotels International, Inc.	6,024	672,459
Churchill Downs, Inc.	3,811	729,921
Chuy’s Holdings, Inc.*	1,904	37,928
Cracker Barrel Old Country Store,
Inc.@	2,324	194,031
Dave & Buster’s Entertainment,
Inc.*	4,530	148,493
Denny’s Corp.*	4,694	40,744
DineEquity, Inc.	226	14,708
Domino’s Pizza, Inc.	197	76,773
El Pollo Loco Holdings, Inc.*	4,284	42,154
Everi Holdings, Inc.*	4,400	71,764
Fiesta Restaurant Group, Inc.*	4,058	28,974
Hilton Grand Vacations, Inc.*	559	19,973
Hyatt Hotels Corp., Class A*	811	59,941
International Game Technology PLC	969	17,985
Jack in the Box, Inc.	3,000	168,180
Light & Wonder, Inc.*	1,500	70,485
Marriott Vacations Worldwide Corp.	5,154	598,895
Monarch Casino & Resort, Inc.*	1,490	87,418
Nathan’s Famous, Inc.	794	46,505
Papa John’s International, Inc.	4,290	358,301
Planet Fitness, Inc. Class A*	8,887	604,405
Playa Hotels & Resorts NV*	1,000	6,870
Royal Caribbean Cruises Ltd.*	1,058	36,935
Ruth’s Hospitality Group, Inc.	2,754	44,780
SeaWorld Entertainment, Inc.*	4,795	211,843
Shake Shack, Inc., Class A*	2,266	89,462
Six Flags Entertainment Corp.*	3,483	75,581
Texas Roadhouse, Inc.	6,983	511,156
Travel + Leisure Co.	3,770	146,351
Vail Resorts, Inc.	2,071	451,581
Wendy’s Co. (The)	22,109	417,418
Wingstop, Inc.	1,857	138,848
Wyndham Hotels & Resorts, Inc.	5,481	360,211
Wynn Resorts Ltd.*@	4,811	274,131
		8,126,697
Household Durables — 2.0%
Bassett Furniture Industries, Inc.	1,080	19,570
Beazer Homes USA, Inc.*	1,643	19,831
Cavco Industries, Inc.*	986	193,246
Century Communities, Inc.	3,674	165,220
Ethan Allen Interiors, Inc.	2,598	52,506
Flexsteel Industries, Inc.	1,069	19,242
Green Brick Partners, Inc.*	4,024	78,750
Hamilton Beach Brands Holding Co.,
Class A	2,000	24,820
Helen of Troy Ltd.*	2,629	426,976
Hooker Furnishings Corp.	1,742	27,088
Installed Building Products, Inc.	3,050	253,638
iRobot Corp.*	3,109	114,256
KB Home	7,849	223,382
La-Z-Boy, Inc.	4,321	102,451
Leggett & Platt, Inc.	8,008	276,917
Lifetime Brands, Inc.	3,200	35,328
M.D.C. Holdings, Inc.	6,276	202,777
M/I Homes, Inc.*	3,074	121,915
Meritage Homes Corp.*	3,491	253,097
Mohawk Industries, Inc.*	3,847	477,374
Newell Brands, Inc.	27,926	531,711
Orleans Homebuilders, Inc.*@§	4,953	—
Skyline Champion Corp.*	2,566	121,680
Sonos, Inc.*	902	16,272
Taylor Morrison Home Corp.*	9,778	228,414
Tempur Sealy International, Inc.	19,486	416,416
Toll Brothers, Inc.	10,507	468,612
TopBuild Corp.*	3,486	582,720
TRI Pointe Homes, Inc.*	12,577	212,174
Universal Electronics, Inc.*	1,292	33,036
VOXX International Corp.*	3,284	30,574
		5,729,993
Household Products — 0.3%
Central Garden & Pet Co.*	1,247	52,898
Central Garden & Pet Co., Class A*	4,555	182,245
Energizer Holdings, Inc.	2,592	73,483
Spectrum Brands Holdings, Inc.	3,742	306,919
WD-40 Co.@	1,589	319,961
		935,506
Independent Power Producers & Energy Traders — 0.6%
Atlantica Sustainable Infrastructure PLC	1,800	58,068
Brookfield Renewable Corp.
Class A	2,097	74,674
Clearway Energy, Inc., Class A	3,716	118,800
Clearway Energy, Inc., Class C	9,495	330,806
Ormat Technologies, Inc.@	5,451	427,086
Sunnova Energy International,
Inc.*@	860	15,850
Vistra Corp.	28,253	645,581
		1,670,865
Insurance — 4.5%
Alleghany Corp.*	890	741,459
American Equity Investment Life
Holding Co.	10,429	381,389
American Financial Group, Inc.	5,726	794,826
AMERISAFE, Inc.	1,961	101,992
Argo Group International
Holdings Ltd.	3,856	142,132
Assurant, Inc.	4,350	751,897
Assured Guaranty Ltd.	4,657	259,814
Axis Capital Holdings Ltd.	4,830	275,745
Brighthouse Financial, Inc.*	5,115	209,817
BRP Group, Inc., Class A*	2,439	58,902
Citizens, Inc.*	6,126	25,668
CNO Financial Group, Inc.	10,476	189,511
Crawford & Co., Class A	5,638	43,976
Crawford & Co., Class B	3,345	23,582
Donegal Group, Inc., Class A	3,630	61,891
eHealth, Inc.*	3,214	29,987
Employers Holdings, Inc.	2,665	111,637

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Enstar Group Ltd.*	1,195	$255,706
Erie Indemnity Co., Class A	1,600	307,504
Everest Re Group Ltd.	2,558	716,956
Fidelity National Financial, Inc.	12,902	476,858
First American Financial Corp.	7,508	397,323
Genworth Financial, Inc., Class A*	14,918	52,661
Global Indemnity Group LLC
Class A	2,287	59,165
Globe Life, Inc.	5,598	545,637
Greenlight Capital Re Ltd., Class A*	3,275	25,316
Hanover Insurance Group, Inc. (The)	2,145	313,706
HCI Group, Inc.@	1,239	83,955
Horace Mann Educators Corp.	4,392	168,565
Investors Title Co.	279	43,772
James River Group Holdings Ltd.	829	20,543
Kemper Corp.	5,843	279,880
Kingstone Cos., Inc.	2,759	10,870
Kinsale Capital Group, Inc.	606	139,162
Lincoln National Corp.	8,515	398,247
MBIA, Inc.*	16,110	198,958
Mercury General Corp.	5,391	238,821
Old Republic International Corp.	20,327	454,512
Palomar Holdings, Inc.*	471	30,332
Primerica, Inc.	4,105	491,327
ProAssurance Corp.	3,838	90,692
Reinsurance Group of America, Inc.	3,019	354,098
RenaissanceRe Holdings Ltd.	2,896	452,847
RLI Corp.	5,024	585,748
Safety Insurance Group, Inc.	1,656	160,798
Selective Insurance Group, Inc.	6,118	531,899
Stewart Information Services Corp.	3,069	152,683
Unico American Corp.*	1,700	3,672
United Fire Group, Inc.	2,400	82,152
Universal Insurance Holdings, Inc.	4,293	55,938
Unum Group	14,680	499,414
W. R. Berkley Corp.	1,696	115,769
White Mountains Insurance
Group Ltd.	28	34,892
		13,034,603
Interactive Media & Services — 0.3%
Angi, Inc.*	2,836	12,989
Cargurus, Inc.*	4,944	106,247
Cars.com, Inc.*	1,100	10,373
DHI Group, Inc.*	8,881	44,139
QuinStreet, Inc.*	5,180	52,111
Travelzoo*	1,588	9,623
TripAdvisor, Inc.*	3,168	56,390
Yelp, Inc.*	1,553	43,127
Ziff Davis, Inc.*	2,996	223,292
Zillow Group, Inc., Class A*	1,513	48,128
Zillow Group, Inc., Class C*@	4,328	137,414
		743,833
Internet & Catalog Retail — 0.1%
1-800-Flowers.com, Inc., Class A*	3,880	36,899
Liquidity Services, Inc.*	4,207	56,542
PetMed Express, Inc.	2,360	46,964
Qurate Retail, Inc., Series A	15,608	44,795
Shutterstock, Inc.	2,721	155,940
		341,140
IT Services — 2.0%
Amdocs Ltd.	5,665	471,951
BM Technologies, Inc.*	823	4,848
Bread Financial Holdings, Inc.	2,412	89,389
Cass Information Systems, Inc.	1,788	60,434
Computer Task Group, Inc.*	4,027	34,471
Concentrix Corp.	3,341	453,173
CSG Systems International, Inc.	4,225	252,148
DXC Technology Co.*	10,737	325,439
Edgio, Inc.*@	15,146	34,987
Euronet Worldwide, Inc.*	2,789	280,546
EVERTEC, Inc.	3,473	128,084
Evo Payments, Inc., Class A*	1,928	45,347
ExlService Holdings, Inc.*	3,892	573,408
Genpact Ltd.	12,745	539,878
Globant SA*	1,874	326,076
GoDaddy, Inc., Class A*	8,025	558,219
Hackett Group, Inc. (The)	4,098	77,739
International Money Express, Inc.*	1,077	22,046
Maximus, Inc.	2,874	179,654
MoneyGram International, Inc.*	131	1,310
Perficient, Inc.*	4,602	421,957
PFSweb, Inc.*	3,727	43,830
Shift4 Payments, Inc., Class A*	323	10,678
Switch, Inc., Class A	777	26,030
TTEC Holdings, Inc.	4,929	334,630
Unisys Corp.*	700	8,421
Verra Mobility Corp.*	4,713	74,041
Western Union Co. (The)	12,000	197,640
WEX, Inc.*	2,575	400,567
		5,976,941
Leisure Equipment & Products — 0.6%
American Outdoor Brands, Inc.*	1,946	18,506
Brunswick Corp.	4,070	266,097
Clarus Corp.	1,251	23,757
Escalade, Inc.	1,950	25,331
Hasbro, Inc.	3,528	288,873
Johnson Outdoors, Inc., Class A	1,000	61,160
Malibu Boats, Inc., Class A*	2,116	111,534
Marine Products Corp.	3,930	37,374
MasterCraft Boat Holdings, Inc.*	2,183	45,952
Mattel, Inc.*	16,916	377,734
Nautilus, Inc.*	2,812	4,921
Polaris, Inc.	3,530	350,458
Smith & Wesson Brands, Inc.	4,598	60,372
Vista Outdoor, Inc.*	4,383	122,286
YETI Holdings, Inc.*	2,442	105,665
		1,900,020
The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Life Sciences Tools & Services — 1.0%
Azenta, Inc.	4,967	$358,121
Bruker Corp.	11,719	735,484
Charles River Laboratories International,
Inc.*	199	42,580
Harvard Bioscience, Inc.*	5,522	19,879
Medpace Holdings, Inc.*	2,778	415,783
NeoGenomics, Inc.*	6,214	50,644
Repligen Corp.*	4,248	689,875
Sotera Health Co.*	7,130	139,677
Syneos Health, Inc.*	7,939	569,068
		3,021,111
Machinery — 4.9%
AGCO Corp.	5,729	565,452
Alamo Group, Inc.	1,320	153,688
Albany International Corp., Class A	3,573	281,517
Allison Transmission Holdings, Inc.	9,539	366,775
Altra Industrial Motion Corp.	2,666	93,976
Astec Industries, Inc.	2,667	108,760
Barnes Group, Inc.	4,989	155,357
Blue Bird Corp.*	2,584	23,799
Chart Industries, Inc.*@	3,344	559,719
CIRCOR International, Inc.*	2,600	42,614
Columbus McKinnon Corp.	2,642	74,954
Commercial Vehicle Group, Inc.*	3,758	21,947
Crane Holdings Co.	3,089	270,473
Donaldson Co., Inc.	8,206	395,037
Douglas Dynamics, Inc.	2,507	72,051
Eastern Co. (The)	1,272	25,872
Enerpac Tool Group Corp.	6,499	123,611
EnPro Industries, Inc.	2,344	192,044
Esab Corp.	418	18,288
ESCO Technologies, Inc.	2,646	180,907
Federal Signal Corp.	5,985	213,066
Flowserve Corp.	8,820	252,517
Franklin Electric Co., Inc.	5,666	415,091
Gorman-Rupp Co. (The)	3,803	107,625
Graco, Inc.	10,654	632,954
Graham Corp.	1,759	12,172
Greenbrier Cos., Inc. (The)	3,984	143,384
Helios Technologies, Inc.	3,760	249,100
Hurco Cos., Inc.	1,000	24,740
Hyster-Yale Materials Handling, Inc.	1,765	56,868
ITT, Inc.	5,131	345,008
John Bean Technologies Corp.	3,520	388,678
Kadant, Inc.	1,660	302,701
Kennametal, Inc.	6,340	147,278
LB Foster Co., Class A*	2,165	27,864
Lincoln Electric Holdings, Inc.	3,365	415,106
Lindsay Corp.	1,209	160,579
Manitex International, Inc.*	1,300	8,437
Manitowoc Co., Inc. (The)*	3,607	37,982
Meritor, Inc.*	7,601	276,144
Middleby Corp. (The)*	4,055	508,335
Miller Industries, Inc.	1,261	28,587
Mueller Industries, Inc.	6,958	370,792
Mueller Water Products, Inc., Class A	16,726	196,196
Nordson Corp.	2,976	602,461
Omega Flex, Inc.@	1,002	107,835
Oshkosh Corp.	4,130	339,238
Park-Ohio Holdings Corp.	2,182	34,607
Pentair PLC	11,013	504,065
Perma-Pipe International
Holdings, Inc.*	1,900	17,100
Proto Labs, Inc.*	2,292	109,649
RBC Bearings, Inc.*	511	94,509
Shyft Group, Inc. (The)	3,913	72,743
Snap-On, Inc.	1,600	315,248
SPX Corp.*	4,956	261,875
Standex International Corp.	1,427	120,981
Tennant Co.	2,037	120,692
Terex Corp.	6,869	188,005
Timken Co. (The)	6,902	366,151
Titan International, Inc.*	7,879	118,973
Toro Co. (The)	7,421	562,438
Trinity Industries, Inc.	4,908	118,872
Wabash National Corp.	6,446	87,537
Watts Water Technologies, Inc.,
Class A	3,406	418,393
Welbilt, Inc.*	25,499	607,131
		14,216,548
Marine — 0.2%
Costamare, Inc.	5,728	69,309
Eagle Bulk Shipping, Inc.@	436	22,620
Kirby Corp.*	4,368	265,749
Matson, Inc.	5,291	385,608
		743,286
Media — 1.3%
Altice USA, Inc., Class A*	16,831	155,687
AMC Networks, Inc., Class A*	2,380	69,306
Cable One, Inc.	397	511,860
DISH Network Corp., Class A*	4,087	73,280
Entravision Communications Corp.,
Class A	5,678	25,892
EW Scripps Co. (The), Class A*	7,073	88,200
Gannett Co., Inc.*	1	3
Gray Television, Inc.	8,433	142,433
Hemisphere Media Group, Inc.*	2,950	22,509
iHeartMedia, Inc., Class A*	2,052	16,190
Interpublic Group of Cos., Inc. (The)	16,227	446,729
John Wiley & Sons, Inc., Class A	1,866	89,120
Loyalty Ventures, Inc.*	889	3,174
New York Times Co. (The), Class A	18,114	505,381
News Corp., Class A	19,977	311,242
News Corp., Class B	7,188	114,217
Nexstar Media Group, Inc. Class A	4,189	682,304
Saga Communications, Inc., Class A	664	16,500
Scholastic Corp.	3,519	126,578
Sinclair Broadcast Group, Inc.,
Class A	981	20,012
TechTarget, Inc.*	3,517	231,137
WideOpenWest, Inc.*	1,569	28,572
		3,680,326

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Metals & Mining — 2.0%
Alcoa Corp.	16,066	$732,288
Allegheny Technologies, Inc.*	14,323	325,275
Carpenter Technology Corp.	3,912	109,184
Century Aluminum Co.*	10,675	78,675
Cleveland-Cliffs, Inc.*	21,519	330,747
Coeur Mining, Inc.*	17,429	52,984
Commercial Metals Co.	13,236	438,112
Compass Minerals International, Inc.	2,710	95,907
Ferroglobe Representation & Warranty
Insurance Trust§*	24,025	—
Fortitude Gold Corp.	4,671	28,026
Friedman Industries, Inc.	700	5,698
Haynes International, Inc.	1,229	40,274
Hecla Mining Co.	30,869	121,006
Kaiser Aluminum Corp.	2,372	187,601
Materion Corp.	2,319	170,980
Olympic Steel, Inc.	1,200	30,900
Reliance Steel & Aluminum Co.	5,864	996,059
Royal Gold, Inc.	4,388	468,551
Ryerson Holding Corp.	5,114	108,877
Schnitzer Steel Industries, Inc.,
Class A	2,809	92,248
Steel Dynamics, Inc.	14,567	963,607
SunCoke Energy, Inc.	8,204	55,869
TimkenSteel Corp.*	5,303	99,219
United States Steel Corp.	12,381	221,744
Worthington Industries, Inc.	4,458	196,598
		5,950,429
Multi-Utilities — 0.6%
Avista Corp.	6,896	300,045
Black Hills Corp.	6,023	438,294
NiSource, Inc.	18,689	551,139
NorthWestern Corp.	4,148	244,442
Unitil Corp.	1,923	112,918
		1,646,838
Multiline Retail — 0.4%
Big Lots, Inc.@	2,922	61,274
Dillard’s, Inc., Class A@	1,103	243,289
Kohl’s Corp.	11,023	393,411
Macy’s, Inc.	19,449	356,305
Nordstrom, Inc.	346	7,311
Ollie’s Bargain Outlet Holdings, Inc.*	3,753	220,489
		1,282,079
Oil, Gas & Consumable Fuels — 3.2%
Adams Resources & Energy, Inc.	536	17,254
Antero Midstream Corp.	5,222	47,259
Antero Resources Corp.*	672	20,597
APA Corp.	12,500	436,250
Arch Resources, Inc.	1,708	244,398
Ardmore Shipping Corp.*	1,612	11,236
Berry Corp.	1,410	10,744
Brigham Minerals, Inc., Class A	2,113	52,043
California Resources Corp.	826	31,801
Callon Petroleum Co.*	2,522	98,862
Centennial Resource Development, Inc.,
Class A*	14,045	83,989
Chesapeake Energy Corp.@	4,468	362,355
Civitas Resources, Inc.	1,752	91,612
Clean Energy Fuels Corp.*	20,279	90,850
CNX Resources Corp.*	16,780	276,199
Comstock Resources, Inc.*	3,812	46,049
CONSOL Energy, Inc.*	2,376	117,327
CVR Energy, Inc.	3,184	106,664
Delek US Holdings, Inc.*	7,082	182,999
Denbury, Inc.*	341	20,457
DHT Holdings, Inc.	11,638	71,341
Dorian LPG Ltd.	3,332	50,646
Earthstone Energy, Inc., Class A*@	6,835	93,298
EnLink Midstream LLC*	27,038	229,823
EQT Corp.	16,054	552,258
Equitrans Midstream Corp.	8,913	56,687
Evolution Petroleum Corp.	5,356	29,244
Green Plains, Inc.*	5,096	138,458
Gulfport Energy Corp.*	397	31,565
HF Sinclair Corp.	9,611	434,033
International Seaways, Inc.	4,383	92,920
Kosmos Energy Ltd.*	18,274	113,116
Laredo Petroleum, Inc.*	578	39,847
Magnolia Oil & Gas Corp., Class A	7,613	159,797
Marathon Oil Corp.	31,488	707,850
Matador Resources Co.	10,827	504,430
Murphy Oil Corp.	13,521	408,199
NACCO Industries, Inc., Class A	1,000	37,900
New Fortress Energy, Inc.@	3,563	140,988
Northern Oil and Gas, Inc.	2,676	67,596
Oasis Petroleum, Inc.	379	46,105
Overseas Shipholding Group, Inc.,
Class A*	11,837	24,266
Par Pacific Holdings, Inc.*	4,135	64,465
PBF Energy, Inc., Class A*	10,429	302,650
PDC Energy, Inc.	8,838	544,509
Peabody Energy Corp.*	1,937	41,316
Range Resources Corp.*	9,906	245,173
Rex American Resources Corp.*	788	66,822
SandRidge Energy, Inc.*	891	13,962
Scorpio Tankers, Inc.	4,277	147,599
SFL Corp. Ltd.	10,975	104,153
SilverBow Resources, Inc.*@	1,024	29,041
SM Energy Co.	2,124	72,619
Southwestern Energy Co.*	62,679	391,744
Talos Energy, Inc.*	4,465	69,073
Targa Resources Corp.	10,817	645,450
Teekay Tankers Ltd., Class A*	1,197	21,103
Texas Pacific Land Corp.	152	226,179
W&T Offshore, Inc.*	4,800	20,736
World Fuel Services Corp.	4,796	98,126
		9,484,032
Paper & Forest Products — 0.3%
Clearwater Paper Corp.*	1,838	61,812
Glatfelter Corp.	4,665	32,095
Louisiana-Pacific Corp.	10,788	565,399
Mercer International, Inc.	7,857	103,320

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Paper & Forest Products (Continued)
Neenah, Inc.	1,974	$67,392
Resolute Forest Products, Inc.*	7,629	97,346
Sylvamo Corp.	1,229	40,164
		967,528
Personal Products — 0.6%
BellRing Brands, Inc.*	6,054	150,684
Coty, Inc., Class A*	43,703	350,061
Edgewell Personal Care Co.	3,865	133,420
elf Beauty, Inc.*	1,234	37,859
Herbalife Nutrition Ltd.*	7,647	156,381
Inter Parfums, Inc.	3,888	284,057
Medifast, Inc.	1,490	268,960
Natural Alternatives
International, Inc.*	1,000	10,440
Nature’s Sunshine Products, Inc.*	1,700	18,139
Nu Skin Enterprises, Inc., Class A	4,636	200,739
United-Guardian, Inc.	600	8,994
USANA Health Sciences, Inc.*	2,205	159,554
		1,779,288
Pharmaceuticals — 1.1%
Amneal Pharmaceuticals, Inc.*	7,273	23,128
Amphastar Pharmaceuticals, Inc.*	5,670	197,259
ANI Pharmaceuticals, Inc.*	1,305	38,719
Cara Therapeutics, Inc.*	2,304	21,036
Contra Zogenix, Inc.@*§	3,347	1,707
Corcept Therapeutics, Inc.*	4,653	110,648
Cumberland Pharmaceuticals, Inc.*	5,912	12,268
Elanco Animal Health, Inc.*	12,367	242,764
Harmony Biosciences Holdings, Inc.*	1,786	87,103
Innoviva, Inc.*	5,963	88,014
Intra-Cellular Therapies, Inc.*	4,163	237,624
Jazz Pharmaceuticals PLC*	4,717	735,899
NGM Biopharmaceuticals, Inc.*	3,008	38,563
Organon & Co.	7,250	244,688
Pacira BioSciences, Inc.*	2,517	146,741
Perrigo Co. PLC	12,427	504,163
Phibro Animal Health Corp., Class A	1,835	35,104
Prestige Consumer Healthcare, Inc.*	6,078	357,387
SIGA Technologies, Inc.	1,900	22,002
Supernus Pharmaceuticals, Inc.*	5,158	149,169
Taro Pharmaceutical Industries Ltd.*	782	28,277
		3,322,263
Professional Services — 2.8%
ASGN, Inc.*	5,882	530,851
Barrett Business Services, Inc.	935	68,133
Booz Allen Hamilton Holding Corp.	2,134	192,828
CACI International, Inc., Class A*	2,530	712,903
CBIZ, Inc.*	6,173	246,673
CRA International, Inc.	773	69,044
Exponent, Inc.	5,886	538,392
Forrester Research, Inc.*	2,360	112,902
Franklin Covey Co.*	2,254	104,090
FTI Consulting, Inc.*	3,703	669,688
Heidrick & Struggles
International, Inc.	1,928	62,390
Huron Consulting Group, Inc.*	2,643	171,769
ICF International, Inc.	2,012	191,140
Insperity, Inc.	4,545	453,727
KBR, Inc.	14,771	714,769
Kelly Services, Inc., Class A	4,683	92,864
Kforce, Inc.	3,397	208,372
Korn Ferry	5,760	334,195
Manpowergroup, Inc.	3,514	268,505
ManTech International Corp.,
Class A	2,716	259,242
Mastech Digital, Inc.*	2,122	31,533
Mistras Group, Inc.*	3,084	18,319
Nielsen Holdings PLC	23,063	535,523
RCM Technologies, Inc.*	2,995	60,619
Resources Connection, Inc.	3,396	69,177
Robert Half International, Inc.	7,950	595,375
Science Applications
International Corp.	2,559	238,243
TriNet Group, Inc.*	7,048	547,066
TrueBlue, Inc.*	3,431	61,415
		8,159,747
Real Estate Investment Trusts (REITs) — 0.0%
Contra Zagg, Inc.§*	6,699	—
Real Estate Management & Development — 0.7%
Cushman & Wakefield PLC*	5,956	90,769
Douglas Elliman, Inc.	6,138	29,401
Forestar Group, Inc.*	1,150	15,744
Howard Hughes Corp. (The)*	3,042	207,008
Jones Lang LaSalle, Inc.*	3,879	678,282
Kennedy-Wilson Holdings, Inc.	13,722	259,895
Marcus & Millichap, Inc.	3,813	141,043
Maui Land & Pineapple Co., Inc.*	2,324	22,008
Newmark Group, Inc., Class A	24,049	232,554
RE/MAX Holdings, Inc., Class A	1,837	45,043
RMR Group, Inc. (The) Class A	1,159	32,858
St. Joe Co. (The)	3,300	130,548
Stratus Properties, Inc.*	313	10,086
Tejon Ranch Co.*	2,949	45,768
		1,941,007
Road & Rail — 1.1%
AMERCO	1,058	505,967
ArcBest Corp.	3,093	217,654
Covenant Logistics Group, Inc.	1,911	47,947
Heartland Express, Inc.	8,017	111,517
Knight-Swift Transportation
Holdings, Inc.	10,458	484,101
Landstar System, Inc.	2,867	416,919
Marten Transport Ltd.	7,902	132,912
P.A.M. Transportation Services, Inc.*	6,092	166,860
Saia, Inc.*	3,397	638,636
Schneider National, Inc., Class B	1,500	33,570
Universal Logistics Holdings, Inc.	2,551	69,668
USA Truck, Inc.*	2,154	67,679

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Road & Rail (Continued)
Werner Enterprises, Inc.	6,797	$261,956
XPO Logistics, Inc.*	422	20,324
Yellow Corp.*	2,108	6,176
		3,181,886
Semiconductors & Semiconductor Equipment — 3.4%
Alpha & Omega
Semiconductor Ltd.*	2,886	96,219
Ambarella, Inc.*	1,615	105,718
Amkor Technology, Inc.	25,678	435,242
Amtech Systems, Inc.*	2,822	20,601
Axcelis Technologies, Inc.*	3,944	216,289
AXT, Inc.*	5,653	33,127
Ceva, Inc.*	3,095	103,868
Cirrus Logic, Inc.*	5,956	432,048
CMC Materials, Inc.	3,366	587,333
Cohu, Inc.*	5,114	141,914
Cyberoptics Corp.*	1,123	39,238
Diodes, Inc.*	5,169	333,762
First Solar, Inc.*	8,994	612,761
FormFactor, Inc.*	9,854	381,645
GSI Technology, Inc.*	4,641	16,012
Ichor Holdings Ltd.*	400	10,392
Kulicke & Soffa Industries, Inc.	5,924	253,606
Lattice Semiconductor Corp.*	15,739	763,342
MACOM Technology Solutions Holdings,
Inc.*	1,603	73,898
Magnachip Semiconductor Corp.*	4,588	66,664
MaxLinear, Inc.*	7,715	262,156
MKS Instruments, Inc.	5,561	570,725
NeoPhotonics Corp.*	5,402	84,974
NVE Corp.	502	23,403
Onto Innovation, Inc.*	4,376	305,182
PDF Solutions, Inc.*	4,938	106,216
Photronics, Inc.*	7,008	136,516
Pixelworks, Inc.*	2,126	4,061
Power Integrations, Inc.	6,542	490,715
Qorvo, Inc.*	662	62,440
Rambus, Inc.*	14,241	306,039
Semtech Corp.*	7,337	403,315
Silicon Laboratories, Inc.*	3,982	558,356
SMART Global Holdings, Inc.*	940	15,388
Synaptics, Inc.*	5,027	593,437
Ultra Clean Holdings, Inc.*	4,298	127,952
Universal Display Corp.	3,037	307,162
Veeco Instruments, Inc.*@	4,666	90,520
Wolfspeed, Inc.*@	10,030	636,404
		9,808,640
Software — 2.7%
A10 Networks, Inc.	4,302	61,863
ACI Worldwide, Inc.*	12,870	333,204
Agilysys, Inc.*	2,848	134,625
Alarm.com Holdings, Inc.*	1,679	103,863
Altair Engineering, Inc., Class A*	661	34,703
American Software, Inc., Class A	4,461	72,090
Appfolio, Inc., Class A*	2,105	190,797
Aspen Technology, Inc.*	1,995	366,442
Asure Software, Inc.*	3,022	17,225
Avalara, Inc.*	2,259	159,485
Aware, Inc.*	4,900	11,662
Black Knight, Inc.*	200	13,078
Blackbaud, Inc.*	5,719	332,102
Box, Inc., Class A*	6,867	172,636
CDK Global, Inc.	4,237	232,060
Cognyte Software Ltd.*	4,844	20,587
Commvault Systems, Inc.*	2,675	168,257
Consensus Cloud Solutions, Inc.*	1,449	63,292
Dolby Laboratories, Inc., Class A	2,281	163,228
DoubleVerify Holdings, Inc.*	4,181	94,783
Dropbox, Inc., Class A*	12,642	265,356
Dynatrace, Inc.*	3,594	141,747
Ebix, Inc.@	2,155	36,420
eGain Corp.*	4,304	41,964
Envestnet, Inc.*	1,760	92,875
Fair Isaac Corp.*	305	122,274
Five9, Inc.*	3,484	317,532
Guidewire Software, Inc.*	4,139	293,828
InterDigital, Inc.	3,064	186,291
Jamf Holding Corp.*@	1,454	36,016
Liveramp Holdings, Inc.*	8,339	215,230
Manhattan Associates, Inc.*	3,948	452,441
N-able, Inc.*@	1,033	9,297
NCR Corp.*	2,088	64,958
OneSpan, Inc.*	2,102	25,014
Paylocity Holding Corp.*	3,577	623,900
Ping Identity Holding Corp.*	784	14,222
Progress Software Corp.	4,772	216,172
Q2 Holdings, Inc.*	216	8,331
Qualys, Inc.*	4,157	524,364
Sailpoint Technologies
Holdings, Inc.*	770	48,264
Sapiens International Corp. NV	1,180	28,544
SPS Commerce, Inc.*	1,181	133,512
Teradata Corp.*	6,462	239,159
Verint Systems, Inc.*	6,847	289,970
Vonage Holdings Corp.*	25,008	471,151
Xperi Holding Corp.	7,577	109,336
Zendesk, Inc.*	1,480	109,624
		7,863,774
Specialty Retail — 3.1%
Aaron’s Co. Inc. (The)	4,459	64,879
Abercrombie & Fitch Co., Class A*	4,358	73,737
Advance Auto Parts, Inc.	4,306	745,326
America’s Car-Mart, Inc.*	822	82,693
American Eagle Outfitters, Inc.@	17,377	194,275
Asbury Automotive Group, Inc.*	2,143	362,896
AutoNation, Inc.*	2,750	307,340
Bath & Body Works, Inc.	4,105	110,507
Boot Barn Holdings, Inc.*	3,866	266,406
Buckle, Inc. (The)	5,018	138,948
Build-A-Bear Workshop, Inc.	1,640	26,929
Burlington Stores, Inc.*	420	57,217

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Caleres, Inc.	3,874	$101,654
Cato Corp. (The) Class A	2,638	30,627
Children’s Place, Inc. (The)*	1,314	51,141
Citi Trends, Inc.*@	818	19,346
Conn’s, Inc.*	3,722	29,850
Designer Brands, Inc., Class A	5,596	73,084
Dick’s Sporting Goods, Inc.@	6,038	455,084
Five Below, Inc.*	5,505	624,432
Floor & Decor Holdings, Inc.,
Class A*	4,489	282,627
Foot Locker, Inc.	5,397	136,274
Gap, Inc. (The)@	22,289	183,661
Genesco, Inc.*	1,490	74,366
Group 1 Automotive, Inc.	2,005	340,449
Guess?, Inc.	5,086	86,716
Haverty Furniture Cos., Inc.	1,983	45,966
Hibbett, Inc.	1,600	69,936
Leslie’s, Inc.*@	2,431	36,903
Lithia Motors, Inc.	3,347	919,789
MarineMax, Inc.*	2,209	79,789
Monro, Inc.	3,090	132,499
Murphy USA, Inc.	3,190	742,855
National Vision Holdings, Inc.*	761	20,928
ODP Corp. (The)*	4,006	121,141
Penske Automotive Group, Inc.	1,742	182,370
Rent-A-Center, Inc.	6,271	121,971
RH*	540	114,620
Sally Beauty Holdings, Inc.*	4,925	58,706
Shoe Carnival, Inc.	3,062	66,170
Signet Jewelers Ltd.	5,809	310,549
Sleep Number Corp.*	3,221	99,690
Sonic Automotive, Inc., Class A	3,080	112,820
Sportsman’s Warehouse
Holdings, Inc.*	5,336	51,172
Tilly’s, Inc., Class A	1,836	12,889
TravelCenters of America, Inc.*	1,344	46,328
Urban Outfitters, Inc.*	3,938	73,483
Victoria’s Secret & Co.*	1,802	50,402
Williams-Sonoma, Inc.@	4,058	450,235
Winmark Corp.	554	108,346
Zumiez, Inc.*	2,406	62,556
		9,012,577
Textiles, Apparel & Luxury Goods — 1.5%
Capri Holdings Ltd.*	8,276	339,399
Carter’s, Inc.	1,939	136,661
Columbia Sportswear Co.	4,507	322,611
Crocs, Inc.*	4,925	239,700
Culp, Inc.	2,004	8,617
Deckers Outdoor Corp.*	2,964	756,857
Delta Apparel, Inc.*	1,153	32,711
G-III Apparel Group Ltd.*	5,008	101,312
Hanesbrands, Inc.	22,273	229,189
Kontoor Brands, Inc.	1,222	40,778
Lakeland Industries, Inc.*	1,669	25,636
Movado Group, Inc.	2,220	68,665
Oxford Industries, Inc.	1,665	147,752
PVH Corp.	4,448	253,091
Ralph Lauren Corp.	2,279	204,312
Rocky Brands, Inc.	1,000	34,180
Skechers U.S.A., Inc., Class A*	6,530	232,337
Steven Madden Ltd.	7,918	255,039
Superior Group of Cos., Inc.	2,200	39,050
Tapestry, Inc.	18,072	551,557
Under Armour, Inc., Class A*	11,563	96,320
Under Armour, Inc., Class C*	11,079	83,979
Unifi, Inc.*	2,394	33,660
Vera Bradley, Inc.*	5,091	22,095
Wolverine World Wide, Inc.	9,990	201,398
		4,456,906
Thrifts & Mortgage Finance — 1.1%
Axos Financial, Inc.*	7,155	256,507
Capitol Federal Financial, Inc.	15,790	144,952
ESSA Bancorp, Inc.	1,900	31,920
Essent Group Ltd.	4,642	180,574
Federal Agricultural Mortgage Corp.,
Class C	1,215	118,645
Flagstar Bancorp, Inc.	5,493	194,727
FS Bancorp, Inc.	962	27,619
Hingham Institution For
Savings (The)	236	66,970
Home Bancorp, Inc.	994	33,925
Kearny Financial Corp.	7,750	86,102
MGIC Investment Corp.	11,104	139,910
Mr Cooper Group, Inc.*	4,998	183,626
New York Community Bancorp,
Inc.@	27,709	252,983
NMI Holdings, Inc., Class A*	7,878	131,169
Northfield Bancorp, Inc.	5,020	65,411
Ocwen Financial Corp.*	984	26,962
Provident Financial Holdings, Inc.	1,124	16,669
Provident Financial Services, Inc.	7,592	168,998
Radian Group, Inc.	7,144	140,380
Southern Missouri Bancorp, Inc.	686	31,048
Territorial Bancorp, Inc.	1,557	32,463
TFS Financial Corp.	3,750	51,487
Timberland Bancorp, Inc.	921	23,025
TrustCo Bank Corp.	2,134	65,813
Walker & Dunlop, Inc.	4,099	394,898
Waterstone Financial, Inc.	2,966	50,570
Western New England Bancorp, Inc.	3,161	23,581
WSFS Financial Corp.	6,445	258,380
		3,199,314
Tobacco — 0.1%
Turning Point Brands, Inc.	1,280	34,726
Universal Corp.	2,612	158,026
Vector Group Ltd.	12,276	128,898
		321,650

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Trading Companies & Distributors — 1.8%
Air Lease Corp.	5,985	$200,079
Applied Industrial Technologies, Inc.	4,375	420,744
Beacon Roofing Supply, Inc.*	7,687	394,804
Boise Cascade Co.	4,352	258,900
Distribution Solutions Group, Inc.*	1,071	55,039
DXP Enterprises, Inc.*	2,323	71,154
GATX Corp.	3,909	368,071
Global Industrial Co.	4,722	159,462
GMS, Inc.*	2,900	129,050
H&E Equipment Services, Inc.	4,346	125,904
Herc Holdings, Inc.	4,556	410,723
Mcgrath Rentcorp	2,655	201,780
MRC Global, Inc.*	7,395	73,654
MSC Industrial Direct Co., Inc.,
Class A	936	70,303
NOW, Inc.*	8,751	85,585
Rush Enterprises, Inc., Class A	5,962	287,368
SiteOne Landscape Supply, Inc.*	265	31,501
Textainer Group Holdings Ltd.	4,819	132,089
Titan Machinery, Inc.*	2,515	56,361
Triton International Ltd.	7,398	389,505
Univar Solutions, Inc.*	1,143	28,426
Veritiv Corp.*	1,000	108,550
Watsco, Inc.	1,919	458,296
WESCO International, Inc.*	5,493	588,300
Willis Lease Finance Corp.*	900	33,732
		5,139,380
Water Utilities — 0.6%
American States Water Co.	4,082	332,724
Artesian Resources Corp., Class A	1,177	57,873
California Water Service Group	6,097	338,688
Consolidated Water Co. Ltd.	1,751	25,390
Essential Utilities, Inc.	10,983	503,571
Middlesex Water Co.	2,133	187,021
Pure Cycle Corp.*	1,000	10,540
SJW Group	2,989	186,544
York Water Co. (The)	1,803	72,895
		1,715,246
Wireless Telecommunication Services — 0.1%
Gogo, Inc.*	2,671	43,243
Shenandoah Telecommunications Co.	6,413	142,368
Spok Holdings, Inc.	2,839	17,886
Telephone & Data Systems, Inc.	8,658	136,710
United States Cellular Corp.*	2,957	85,635
		425,842
TOTAL COMMON STOCKS
(Identified Cost $180,742,020)		291,260,782

PREFERRED STOCKS — 0.1%
Internet & Catalog Retail — 0.0%
Qurate Retail, Inc. 8.000%	363	21,217

Media — 0.0%
Liberty Broadband Corp. 7.000%	1,225	31,813

Trading Companies & Distributors — 0.1%
WESCO International, Inc. 10.625%,
5 year CMT + 10.325%	4,390	120,374
TOTAL PREFERRED STOCKS
(Identified Cost $166,073)		173,404

SHORT-TERM INVESTMENTS — 1.1%
Investment Company — 0.3%
State Street Institutional U.S.
Government Money Market
Fund 1.180%	778,916	778,916

Collateral For Securities On Loan — 0.8%
State Street Navigator Securities
Lending Government Money Market
Portfolio, 1.560%	2,516,141	2,516,141
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $3,295,057)		3,295,057
Total Investments — 101.0%
(Identified Cost $184,203,150)		294,729,243
Liabilities in excess of Cash and Other Assets
— (1.0%)		(2,791,809)
Net Assets — 100.0%		$291,937,434

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of June 30, 2022, the fair value of the securities on loan was $7,238,895.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
¶	Contingent value rights based on future performance.

Key to abbreviations:
CVR — Contingent Value Rights
CMT — Constant Maturity Treasury

Portfolio Sectors as of June 30, 2022
As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022

	SHARES	VALUE†
COMMON STOCKS — 98.1%
Australia — 6.8%
AMP Ltd.*	59,607	$39,292
Ampol Ltd.	2,269	53,610
Ansell Ltd.	2,269	34,832
Aurizon Holdings Ltd.	247,637	649,540
Australia & New Zealand Banking
Group Ltd.	344,269	5,235,027
Bank of Queensland Ltd.	38,836	178,800
Beach Energy Ltd.	110,989	132,153
Bendigo & Adelaide Bank Ltd.	20,967	131,265
BlueScope Steel Ltd.	163,249	1,791,654
Challenger Ltd.	76,679	362,025
Cleanaway Waste Management Ltd.	152,601	265,439
Downer EDI Ltd.	93,253	325,058
Evolution Mining Ltd.	126,378	207,613
Fortescue Metals Group Ltd.	17,284	209,138
Harvey Norman Holdings Ltd.@	136,089	348,501
IGO Ltd.	32,049	219,891
Incitec Pivot Ltd.	234,863	536,598
Lendlease Corp. Ltd.	43,821	275,554
Lottery Corp. Ltd. (The)*@	198,572	619,531
National Australia Bank Ltd.	277,129	5,239,388
Newcrest Mining Ltd.	80,215	1,156,646
Nine Entertainment Co. Holdings Ltd.	65,997	83,137
Orica Ltd.@	31,969	347,990
Origin Energy Ltd.	168,307	665,677
OZ Minerals Ltd.	25,017	306,680
QBE Insurance Group Ltd.	41,216	345,660
Qube Holdings Ltd.	60,569	114,135
Rio Tinto Ltd.	10,126	717,819
Santos Ltd.	447,931	2,294,149
Seven Group Holdings Ltd.	3,940	45,172
Sonic Healthcare Ltd.	12,822	292,151
South32 Ltd.	637,438	1,733,567
Suncorp Group Ltd.	186,999	1,417,256
Tabcorp Holdings Ltd.	198,572	145,974
Treasury Wine Estates Ltd.	13,295	104,158
Viva Energy Group Ltd.±	56,360	112,428
Westpac Banking Corp.	382,716	5,151,311
Whitehaven Coal Ltd.	121,581	406,179
Woodside Energy Group Ltd.	137,080	3,012,685
Worley Ltd.	30,039	295,258
		35,602,941
Austria — 0.0%
Erste Group Bank AG	7,953	201,691

Belgium — 0.6%
Ageas SA	21,755	957,066
KBC Group NV	25,395	1,424,844
Solvay SA	8,657	701,455
		3,083,365
Bermuda — 0.0%
Golden Ocean Group Ltd.	18,503	215,092

Canada — 10.6%
Agnico Eagle Mines Ltd.*	6,900	315,744
AltaGas Ltd.	24,518	517,331
ARC Resources Ltd.@	60,117	758,001
B2Gold Corp.	79,917	270,919
Bank of Montreal	3,074	295,603
Bank of Montreal	62,752	6,034,860
Bank of Nova Scotia (The)@	66,273	3,924,024
Bank of Nova Scotia (The)	22,104	1,308,175
Barrick Gold Corp.	19,319	341,594
Barrick Gold Corp.	124,277	2,198,460
Canadian Imperial
Bank of Commerce	17,984	872,943
Canadian Imperial
Bank of Commerce	77,080	3,743,218
Canadian Natural Resources Ltd.	108,738	5,837,056
Cenovus Energy, Inc.	68,801	1,307,907
Fairfax Financial Holdings Ltd.	4,452	2,359,159
First Quantum Minerals Ltd.	84,695	1,606,784
Great-West Lifeco, Inc.	16,930	413,386
iA Financial Corp., Inc.	12,253	609,413
Imperial Oil Ltd.	33,555	1,580,776
Kinross Gold Corp.	173,331	616,731
Lundin Mining Corp.	146,222	926,951
Magna International, Inc.	28,292	1,553,231
Manulife Financial Corp.@	133,235	2,308,963
MEG Energy Corp.*	8,690	120,304
Nutrien Ltd.	45,916	3,659,046
Pembina Pipeline Corp.@	8,034	284,002
Saputo, Inc.@	6,138	133,852
SSR Mining, Inc.	2,355	39,328
Sun Life Financial, Inc.	20,681	947,397
Suncor Energy, Inc.¥	109,045	3,825,724
Suncor Energy, Inc.	41,675	1,461,542
Teck Resources Ltd., Class B	64,723	1,978,582
Toronto-Dominion Bank (The)@	6,483	425,155
Tourmaline Oil Corp.	33,562	1,745,109
Turquoise Hill Resources Ltd.*@	1,819	48,713
West Fraser Timber Co. Ltd.@	13,116	1,006,423
Whitecap Resources, Inc.	51,254	355,975
		55,732,381
Denmark — 1.7%
AP Moller - Maersk A/S, Class A	246	566,689
AP Moller - Maersk A/S, Class B	372	867,688
Carlsberg A/S, Class B	15,445	1,967,197
Chr Hansen Holding A/S	5,678	413,277
Danske Bank A/S	41,578	587,565
Demant A/S*	6,785	254,573
DSV A/S	16,130	2,252,616
Pandora A/S	771	48,503
Rockwool International A/S,
B Shares	1,147	258,164
Tryg A/S	15,313	343,799
Vestas Wind Systems A/S	71,063	1,500,848
		9,060,919

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Finland — 1.0%
Nokia Oyj, ADR	338,897	$1,562,315
Nordea Bank Abp	224,183	1,972,494
Stora Enso Oyj, R Shares	55,739	874,131
UPM-Kymmene Oyj	29,153	886,281
		5,295,221
France — 10.4%
Accor SA*	3,742	101,291
Amundi SA ±	5,568	304,586
Arkema SA	12,548	1,116,671
AXA SA	104,397	2,369,665
BNP Paribas SA	92,085	4,377,744
Bollore SE	138,791	642,871
Bouygues SA@	55,128	1,696,168
Carrefour SA@	128,110	2,266,860
Cie de Saint-Gobain	92,022	3,948,509
Cie Generale des Etablissements
Michelin SCA	119,912	3,264,065
Credit Agricole SA	62,747	574,113
Eiffage SA	10,100	908,979
Electricite de France SA	76,035	621,989
Engie SA	170,127	1,955,069
Euroapi SA*	1,502	23,695
Faurecia SE*	4,468	88,307
Orange SA	322,578	3,792,872
Publicis Groupe SA	27,375	1,338,565
Renault SA*	21,069	525,266
Rexel SA*	4,654	71,572
Sanofi	34,561	3,489,261
Societe Generale SA	88,773	1,943,390
TotalEnergies SE	357,966	18,895,322
Vinci SA	2,407	214,304
Vivendi SE	18,206	184,990
Worldline SA*	3,145	116,605
		54,832,729
Germany — 6.1%
Allianz SE	20,102	3,836,520
BASF SE	59,076	2,570,759
Bayer AG	30,654	1,822,065
Bayerische Motoren Werke AG	53,296	4,102,854
Commerzbank AG*	145,565	1,019,915
Continental AG	4,557	317,571
Covestro AG±	24,283	839,254
Daimler Truck Holding AG*	67,992	1,774,893
Deutsche Bank AG	46,122	402,039
Deutsche Bank AG	92,725	810,417
Evonik Industries AG	12,943	276,155
Fresenius Medical
Care AG & Co. KGaA	7,008	349,796
Fresenius SE & Co. KGaA	42,320	1,281,693
HeidelbergCement AG	25,898	1,244,089
Mercedes-Benz Group AG	135,985	7,869,153
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen	3,042	714,719
RWE AG	16,565	608,964
Siemens Energy AG*	13,742	201,397
Talanx AG*	12,026	457,728
Telefonica Deutschland Holding AG	207,880	596,903
Vitesco Technologies Group AG*	911	35,228
Volkswagen AG	6,122	1,115,664
		32,247,776
Hong Kong — 2.5%
BOC Aviation Ltd.±	29,500	247,939
BOC Hong Kong Holdings Ltd.	285,000	1,125,937
Cathay Pacific Airways Ltd.*	230,363	252,182
CK Asset Holdings Ltd.	200,569	1,418,614
CK Hutchison Holdings Ltd.	336,624	2,275,820
CK Infrastructure Holdings Ltd.	24,000	147,117
Hang Lung Properties Ltd.	239,000	453,219
Hang Seng Bank Ltd.	32,600	575,407
Henderson Land
Development Co. Ltd.	133,684	500,881
HKT Trust & HKT Ltd.	176,000	236,407
MTR Corp. Ltd.	126,669	661,853
New World Development Co. Ltd.	231,859	831,782
Orient Overseas International Ltd.	12,000	318,091
Sino Land Co. Ltd.	453,419	669,138
Sun Hung Kai Properties Ltd.	182,177	2,152,190
Swire Pacific Ltd., Class A	49,000	291,934
Swire Pacific Ltd., Class B	127,500	127,227
Tsim Sha Tsui Properties Ltd.	6,907	19,013
WH Group Ltd.±	1,253,459	968,033
		13,272,784
Ireland — 0.4%
AIB Group PLC*	31,002	70,630
Bank of Ireland Group PLC	56,367	356,309
CRH PLC, ADR@	37,172	1,294,329
Flutter Entertainment PLC*	3,025	303,572
		2,024,840
Israel — 0.4%
Bank Hapoalim B.M.	81,713	682,160
Harel Insurance Investments &
Financial Services Ltd.	8,268	80,527
Israel Discount Bank Ltd., Class A	83,327	433,223
Phoenix Holdings Ltd. (The)	20,373	200,992
Teva Pharmaceutical
Industries Ltd., ADR*	62,581	470,609
		1,867,511
Italy — 1.3%
Assicurazioni Generali SpA	8,190	130,672
Eni SpA	161,550	1,917,789
Intesa Sanpaolo SpA	1,039,975	1,939,918
Mediobanca Banca di Credito
Finanziario SpA	37,683	326,108
Telecom Italia SpA*	2,860,918	748,625
UniCredit SpA	163,283	1,551,134
		6,614,246

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan — 19.9%
AGC, Inc.	48,500	$1,705,078
Air Water, Inc.	11,200	140,660
Aisin Corp.	22,500	696,492
Alfresa Holdings Corp.	7,700	103,571
Alps Alpine Co. Ltd.	27,500	279,094
Amada Co. Ltd.	37,100	272,617
Aozora Bank Ltd.@	14,700	285,701
Asahi Group Holdings Ltd.	9,200	301,400
Asahi Kasei Corp.	61,500	469,590
Bank of Kyoto Ltd. (The)	8,000	340,802
Bridgestone Corp.	30,800	1,123,673
Brother Industries Ltd.	25,900	455,273
Canon Marketing Japan, Inc.	12,000	249,233
Canon, Inc.	33,500	761,700
Chiba Bank Ltd. (The)	79,000	431,449
Coca-Cola Bottlers
Japan Holdings, Inc.@	13,975	166,860
Concordia Financial Group Ltd.	111,200	385,200
Cosmo Energy Holdings Co. Ltd.	11,900	329,776
Dai-ichi Life Holdings, Inc.	69,900	1,293,109
Daicel Corp.	52,000	321,551
Daio Paper Corp.	12,400	129,319
Daiwa House Industry Co. Ltd.	34,600	806,347
Daiwa Securities Group, Inc.	214,000	955,808
Denka Co. Ltd.	16,200	392,224
DIC Corp.@	16,000	283,608
Dowa Holdings Co. Ltd.	9,600	318,750
ENEOS Holdings, Inc.	440,700	1,668,541
Ezaki Glico Co. Ltd.	3,000	86,785
FUJIFILM Holdings Corp.	6,200	332,574
Fukuoka Financial Group, Inc.	18,000	324,233
Hankyu Hanshin Holdings, Inc.	31,900	869,915
Haseko Corp.	22,300	261,164
Hino Motors Ltd.	25,900	133,051
Hitachi Construction
Machinery Co. Ltd.	2,700	59,799
Hitachi Ltd.	14,800	702,258
Honda Motor Co. Ltd.	185,900	4,511,857
House Foods Group, Inc.	2,800	58,340
Idemitsu Kosan Co. Ltd.	29,400	708,564
IHI Corp.	6,000	160,525
Iida Group Holdings Co. Ltd.	36,900	568,132
Inpex Corp.	144,500	1,565,559
Isuzu Motors Ltd.	67,000	741,207
ITOCHU Corp.	21,900	591,888
Iwatani Corp.	2,600	100,221
J. Front Retailing Co. Ltd.	35,100	300,088
Japan Post Holdings Co. Ltd.	71,600	511,406
JFE Holdings, Inc.	34,100	359,397
JTEKT Corp.	43,200	324,764
K’s Holdings Corp.	32,000	311,792
Kajima Corp.	54,000	619,679
Kamigumi Co. Ltd.	15,700	303,632
Kaneka Corp.	16,000	393,868
Kawasaki Heavy Industries Ltd.	32,800	615,000
Komatsu Ltd.	31,000	687,264
Kuraray Co. Ltd.@	76,400	616,583
LIXIL Corp.	38,200	715,124
Mabuchi Motor Co. Ltd.@	5,100	131,372
Marubeni Corp.	109,400	986,922
Mazda Motor Corp.	65,100	532,584
Mebuki Financial Group, Inc.	83,070	163,471
Medipal Holdings Corp.	25,300	356,900
Mitsubishi Chemical Holdings Corp.	185,800	1,009,247
Mitsubishi Corp.	105,400	3,136,054
Mitsubishi Electric Corp.	114,300	1,222,356
Mitsubishi Gas Chemical Co., Inc.	36,300	523,043
Mitsubishi Heavy Industries Ltd.	42,400	1,482,812
Mitsubishi Logistics Corp.	2,500	59,791
Mitsubishi Materials Corp.	21,600	309,163
Mitsubishi Motors Corp.*	41,900	141,746
Mitsubishi UFJ Financial Group, Inc.	206,400	1,109,583
Mitsubishi UFJ Financial
Group, Inc., ADR@	464,844	2,482,267
Mitsui Chemicals, Inc.	47,200	1,005,366
Mitsui Fudosan Co. Ltd.	54,100	1,163,302
Mitsui OSK Lines Ltd.	30,300	693,407
Mizuho Financial Group, Inc.	107,740	1,225,257
Morinaga Milk Industry Co. Ltd.	1,800	64,475
MS&AD Insurance
Group Holdings, Inc.	24,728	757,805
NEC Corp.	35,800	1,390,522
NGK Insulators Ltd.	22,300	300,445
NGK Spark Plug Co. Ltd.	10,600	192,422
NH Foods Ltd.	15,533	485,979
Nippon Electric Glass Co. Ltd.@	11,500	220,117
Nippon Express Holdings, Inc.	15,900	863,672
Nippon Shokubai Co. Ltd.	4,600	177,992
Nippon Steel Corp.	60,327	844,347
Nippon Yusen KK	10,100	690,057
Nissan Motor Co. Ltd.	222,800	867,357
Nisshin Seifun Group, Inc.	3,900	45,646
Nomura Holdings, Inc.	175,700	642,170
Nomura Real Estate Holdings, Inc.	23,700	580,797
NSK Ltd.	59,600	320,666
Obayashi Corp.	72,500	526,330
Oji Holdings Corp.	226,000	979,422
Otsuka Holdings Co. Ltd.	13,300	472,283
Panasonic Holdings Corp.	155,200	1,254,251
Resona Holdings, Inc.	246,400	922,729
Ricoh Co. Ltd.	41,800	326,871
Rohm Co. Ltd.	4,700	327,698
Seiko Epson Corp.	25,700	363,679
Seino Holdings Co. Ltd.	20,400	163,284
Sekisui Chemical Co. Ltd.	16,000	218,986
Sekisui House Ltd.	81,800	1,432,766
Seven & i Holdings Co. Ltd.	16,800	652,164
Shimizu Corp.	68,400	378,096
Shizuoka Bank Ltd. (The)	58,000	348,393
Showa Denko KK	14,000	237,942
Sohgo Security Services Co., Ltd.	2,400	66,686
Sojitz Corp.	35,820	507,151
Sompo Holdings, Inc.	35,343	1,558,499
Stanley Electric Co. Ltd.	11,500	188,841

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Subaru Corp.	78,600	$1,396,992
Sumitomo Chemical Co. Ltd.	471,000	1,843,315
Sumitomo Corp.	59,000	807,510
Sumitomo Electric Industries Ltd.	164,200	1,814,091
Sumitomo Forestry Co. Ltd.	33,800	479,049
Sumitomo Heavy Industries Ltd.	26,000	573,924
Sumitomo Metal Mining Co. Ltd.	18,900	592,018
Sumitomo Mitsui
Financial Group, Inc.	71,100	2,112,877
Sumitomo Mitsui Trust Holdings, Inc.	24,900	767,114
Sumitomo Pharma Co. Ltd.	5,600	45,029
Sumitomo Realty &
Development Co. Ltd.	25,600	676,038
Sumitomo Rubber Industries Ltd.@	42,800	365,604
Suzuken Co. Ltd.	1,100	31,092
Suzuki Motor Corp.	27,300	857,954
T&D Holdings, Inc.	77,400	926,427
Taiheiyo Cement Corp.	25,000	373,121
Taisei Corp.	7,200	224,204
Takeda Pharmaceutical Co. Ltd.	141,973	3,995,083
TDK Corp.	7,800	240,876
Teijin Ltd.	53,199	554,026
Toda Corp.	28,000	148,585
Tokai Carbon Co. Ltd.@	21,300	162,325
Tokio Marine Holdings, Inc.	15,200	885,360
Tokyo Tatemono Co. Ltd.@	37,600	517,942
Tokyu Fudosan Holdings Corp.	132,300	696,213
Toray Industries, Inc.	166,100	931,864
Tosoh Corp.	58,300	724,023
Toyo Seikan Group Holdings Ltd.	30,500	318,982
Toyo Tire Corp.	3,700	46,195
Toyoda Gosei Co. Ltd.	15,300	241,656
Toyota Boshoku Corp.	3,600	53,464
Toyota Motor Corp.	577,450	8,937,537
Toyota Tsusho Corp.	32,500	1,061,137
Tsuruha Holdings, Inc.	1,000	54,319
UBE Corp.	24,700	367,187
Yamada Holdings Co. Ltd.	93,100	334,853
Yamaha Motor Co. Ltd.@	37,200	681,598
Yamazaki Baking Co. Ltd.	11,300	138,002
Yokohama Rubber Co. Ltd. (The)@	27,600	373,682
Z Holdings Corp.	30,600	89,400
Zeon Corp.	28,500	276,010
		105,023,956
Netherlands — 3.8%
ABN AMRO Group NV ±	42,957	482,355
Aegon NV	143,409	620,378
Akzo Nobel NV	8,992	590,079
ArcelorMittal SA@	53,718	1,214,027
ArcelorMittal SA =	1,708	38,501
Coca-Cola Europacific
Partners PLC	11,100	569,747
Heineken NV	3,239	295,305
ING Groep NV	253,754	2,507,906
JDE Peet’s NV@	5,816	165,537
Koninklijke Ahold Delhaize NV	210,060	5,472,491
Koninklijke DSM NV	11,568	1,662,020
Koninklijke KPN NV	238,229	849,067
Koninklijke Philips NV ¢	33,065	712,240
Koninklijke Philips NV	13,461	289,815
NN Group NV	34,261	1,556,071
Randstad NV@	16,773	812,070
Stellantis NV	170,588	2,108,029
Stellantis NV@	13,931	172,187
		20,117,825
New Zealand — 0.3%
Auckland International Airport Ltd.*	143,857	645,093
EBOS Group Ltd.	16,413	399,881
Fletcher Building Ltd.	65,006	204,622
Ryman Healthcare Ltd.@	16,629	92,432
Summerset Group Holdings Ltd.	14,160	84,899
		1,426,927
Norway — 0.8%
Austevoll Seafood ASA	4,118	48,205
DNB Bank ASA	96,212	1,724,543
Elkem ASA*±	17,994	57,327
Equinor ASA	4,170	145,023
Norsk Hydro ASA	156,773	877,956
Schibsted ASA, Class A	1,169	20,876
SpareBank 1 SR-Bank ASA	18,440	199,757
Storebrand ASA	56,200	399,974
Subsea 7 SA	28,831	230,479
Wallenius Wilhelmsen ASA	13,553	72,996
Yara International ASA	14,514	606,512
		4,383,648
Portugal — 0.2%
Banco Espirito Santo SA*§	414,564	—
EDP Renovaveis SA	27,349	645,432
Galp Energia SGPS SA	8,250	96,701
		742,133
Singapore — 1.1%
Capitaland Investment Ltd.	184,100	506,199
City Developments Ltd.	58,800	344,936
Frasers Property Ltd.@	23,300	17,777
Hongkong Land Holdings Ltd.	101,200	508,024
Keppel Corp. Ltd.	367,700	1,717,680
Olam Group Ltd.	94,300	103,172
Oversea-Chinese Banking Corp. Ltd.	60,649	497,223
Singapore Airlines Ltd.*@	195,249	716,742
United Overseas Bank Ltd.	27,200	513,928
UOL Group Ltd.	47,218	250,144
Wilmar International Ltd.	253,300	736,581
		5,912,406
Spain — 1.9%
Banco Bilbao Vizcaya
Argentaria SA	139,723	634,084
Banco Bilbao Vizcaya
Argentaria SA, ADR	76,873	347,466
Banco Santander SA	1,916,252	5,397,870

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Spain (Continued)
Banco Santander SA, ADR	210,864	$590,419
CaixaBank SA	63,253	219,871
Repsol SA@	182,029	2,680,140
		9,869,850
Sweden — 2.5%
BillerudKorsnas AB	26,684	311,321
Boliden AB*	52,582	1,672,333
Dometic Group AB ±	22,074	129,469
Electrolux AB, Class B@	19,353	260,430
Essity AB, B Shares	3,803	99,297
Holmen AB, B Shares	11,612	470,962
Husqvarna AB, B Shares@	21,106	155,235
Intrum AB	4,926	93,972
Millicom International
Cellular SA, SDR*@	14,863	212,126
Peab AB Class B	14,364	83,968
Saab AB	4,192	173,175
Securitas AB	28,869	248,680
Skandinaviska Enskilda
Banken AB, Class A	140,768	1,381,569
Skanska AB, B Shares	36,721	562,854
SKF AB, B Shares@	64,782	953,072
SSAB AB, A Shares	29,362	128,214
SSAB AB, B Shares	70,634	292,210
Svenska Cellulosa AB SCA,
A Shares	244	3,630
Svenska Cellulosa AB SCA,
B Shares	33,674	502,983
Svenska Handelsbanken AB,
A Shares	66,999	572,551
Svenska Handelsbanken AB,
B Shares@	1,918	18,862
Swedbank AB, A Shares	38,879	491,415
Tele2 AB, B Shares	33,320	379,460
Telefonaktiebolaget LM Ericsson,
B Shares	64,322	479,566
Telia Co. AB@	304,898	1,167,761
Trelleborg AB, B Shares	28,547	575,140
Volvo AB, A Shares	17,414	280,197
Volvo AB, B Shares	104,968	1,625,145
		13,325,597
Switzerland — 9.4%
ABB Ltd.	29,520	787,282
Adecco Group AG*	21,532	731,680
Alcon, Inc. µ	30,384	2,122,249
Alcon, Inc.	1,965	137,334
Baloise Holding AG	6,063	990,124
Cie Financiere Richemont SA,
Class A	36,874	3,926,300
Credit Suisse Group AG*	129,912	737,572
Credit Suisse Group AG, ADR@	15,888	90,085
Holcim AG*	72,351	3,095,939
Julius Baer Group Ltd.*	38,000	1,753,019
Novartis AG	122,351	10,361,995
Novartis AG, ADR	32,730	2,766,667
SIG Group AG*	30,864	679,580
Swatch Group AG (The) µ	6,226	276,783
Swatch Group AG (The) µ	1,834	435,134
Swiss Life Holding AG	4,035	1,965,406
Swiss Prime Site AG*	1,574	138,085
Swiss Re AG	27,273	2,113,504
Swisscom AG@	4,128	2,280,529
UBS Group AG	364,408	5,874,655
Vifor Pharma AG*	3,119	540,716
Zurich Insurance Group AG	17,812	7,746,863
		49,551,501
United Kingdom — 16.4%
Anglo American PLC	80,657	2,883,658
Associated British Foods PLC	10,656	204,691
Aviva PLC*	449,065	2,193,694
Barclays PLC, ADR@	330,258	2,509,961
Barratt Developments PLC	47,310	263,419
Bellway PLC	1,481	38,688
Berkeley Group Holdings PLC*	878	39,802
BP PLC	350,960	1,658,910
BP PLC, ADR	347,274	9,845,218
British American Tobacco PLC	183,504	7,861,840
British American Tobacco PLC, ADR	2,004	85,992
BT Group PLC	1,231,112	2,791,953
Direct Line Insurance Group PLC	46,142	141,376
DS Smith PLC	127,033	428,809
Endeavour Mining PLC	15,498	320,627
Glencore PLC*	1,220,471	6,612,760
HSBC Holdings PLC, ADR@	212,695	6,948,746
J Sainsbury PLC	422,622	1,049,494
Johnson Matthey PLC	6,038	141,525
Kingfisher PLC	420,977	1,251,929
Lloyds Banking Group PLC	8,264,877	4,256,740
Lloyds Banking Group PLC, ADR@	217,015	442,711
Marks & Spencer Group PLC*	28,538	47,072
Melrose Industries PLC	316,251	576,304
Natwest Group PLC	105,541	280,461
Natwest Group PLC, ADR@	115,375	628,794
Pearson PLC	17,918	163,543
Pearson PLC, ADR@	5,700	52,554
Phoenix Group Holdings PLC	42,251	303,655
Royal Mail PLC	63,477	208,399
Shell PLC, ADR	460,830	24,096,801
Standard Chartered PLC	186,070	1,401,148
Taylor Wimpey PLC	139,975	198,762
Tesco PLC	225,464	701,239
Vodafone Group PLC	3,758,387	5,794,803
		86,426,078
United States — 0.0%
Sims Ltd.	14,609	138,250
TOTAL COMMON STOCKS
(Identified Cost $497,678,834)		516,969,667

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
PREFERRED STOCKS — 1.2%
Germany — 1.2%
Bayerische Motoren
Werke AG, 8.610%	9,731	$689,358
Henkel AG & Co. KGaA, 3.153%	2,169	133,607
Porsche Automobil
Holding SE, 4.037%	17,284	1,143,278
Volkswagen AG, 5.957%	30,282	4,043,549
		6,009,792
Italy — 0.0%
Telecom Italia SpA, 6.500%*	711,381	177,576
TOTAL PREFERRED STOCKS
(Identified Cost $9,269,086)		6,187,368

SHORT-TERM INVESTMENTS — 3.1%
Investment Company — 0.2%
State Street Institutional U.S.
Government Money Market
Fund 1.180%	877,578	877,578

Collateral For Securities On Loan — 2.9%
State Street Navigator Securities
Lending Government Money
Market Portfolio, 1.560%	15,603,628	15,603,628
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $16,481,206)		16,481,206

Total Investments — 102.4%
(Identified Cost $523,429,126)		539,638,241
Liabilities in excess of Cash and
Other Assets — (2.4%)		(12,718,156)
Net Assets — 100.0%		$526,920,085

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of June 30, 2022, the fair value of the securities on loan was $32,120,189.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2022 amounted to $3,141,392 or 0.60% of the net assets of the Fund.
¥	Traded on the Canada, Toronto Stock Exchange.
=	Traded on the France, Euronext Paris Exchange.
¢	Traded on the Netherlands, Euronext Amsterdam Stock Market.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
µ	Traded on the Switzerland, Swiss Exchange.

Key to abbreviations:
ADR — American Depository Receipt
SDR — Swedish Depository Receipt

Ten largest industry holdings as of June 30, 2022
(As a percentage of net assets) (Unaudited)

Industry	Percentage
Commercial Banks	18.0%
Oil, Gas & Consumable Fuels	16.5%
Insurance	7.9%
Automobiles	7.7%
Metals & Mining	5.9%
Pharmaceuticals	4.6%
Chemicals	4.5%
Real Estate Management & Development	2.5%
Diversified Telecommunication Services	2.4%
Capital Markets	2.2%

Country Weightings as of June 30, 2022
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022

	SHARES	VALUE†
MUTUAL FUNDS — 100.2%
Other — 100.2%
DFA International Small
Company Portfolio£	13,947,383	$237,663,403

TOTAL MUTUAL FUNDS
(Identified Cost $153,031,575)		237,663,403

Total Investments — 100.2%
(Identified Cost $153,031,575)		237,663,403
Liabilities, Less Cash and
Other Assets — (0.2%)		(375,402)
Net Assets — 100.0%		$237,288,001

†	See Note 1
£	Please refer to the Portfolio of Investments of the DFA International Small Company Portfolio included elsewhere in this report.

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022

	SHARES	VALUE†
COMMON STOCKS — 97.6%
Belgium — 0.0%
Titan Cement International SA*	2,956	$34,819

Brazil — 3.5%
Americanas SA	14,960	38,390
Atacadao SA	18,062	57,533
Banco Bradesco SA	55,533	152,589
Banco Bradesco SA, ADR	136,380	444,599
Banco do Brasil SA	38,199	243,641
Banco Santander Brasil SA	15,497	85,311
BrasilAgro - Co. Brasileira de
Propriedades Agricolas	4,100	19,100
BRF SA*	16,800	43,626
Camil Alimentos SA	8,900	16,734
Cia Brasileira de Distribuicao	13,155	41,073
Cia Siderurgica Nacional SA	26,464	78,075
Cia Siderurgica Nacional SA, ADR@	17,252	50,548
Cielo SA	94,852	67,966
Cogna Educacao*	50,700	20,732
Cyrela Brazil Realty SA
Empreendimentos e Participacoes	22,413	50,621
Direcional Engenharia SA	8,900	17,533
Embraer SA, ADR*	8,625	75,727
Enauta Participacoes SA	13,118	44,040
Ez Tec Empreendimentos e
Participacoes SA	5,200	14,358
Gerdau SA, ADR	73,328	314,577
Getnet Adquirencia e Servicos para
Meios de Pagamento SA	3,874	3,168
Guararapes Confeccoes SA	6,900	8,939
Hapvida Participacoes e
Investimentos SA±	86,706	90,625
Hypera SA	4,610	33,508
International Meal Co.
Alimentacao SA*	16,347	5,029
Iochpe Maxion SA	12,197	36,613
JBS SA	49,951	301,513
JHSF Participacoes SA	20,831	23,205
M Dias Branco SA	8,468	42,231
MRV Engenharia e Participacoes SA	22,336	33,333
Natura & Co. Holding SA	36,408	93,360
Petroleo Brasileiro SA	294,300	1,717,399
Petroleo Brasileiro SA, ADR	1,600	18,688
Positivo Tecnologia SA	9,100	9,650
TIM SA	52,297	127,509
Tupy SA	10,847	46,075
Ultrapar Participacoes SA	26,011	61,182
Usinas Siderurgicas de Minas
Gerais SA	9,100	14,276
Vale SA	129,758	1,898,226
Vibra Energia SA	32,735	104,520
		6,545,822
British Virgin Islands — 0.0%
AsiaInfo Technologies Ltd.±	3,600	6,203

Canada — 0.0%
China Gold International Resources
Corp. Ltd.	10,100	29,025

Cayman Islands — 0.2%
Baozun, Inc., Class A*	3,900	14,389
Bizlink Holding, Inc.	2,000	20,751
China Conch Environment Protection
Holdings Ltd.*	80,500	56,014
Chindata Group Holdings Ltd.*	4,540	35,230
CNFinance Holdings Ltd.*	2,708	6,905
DouYu International Holdings Ltd.,
ADR*@	2,931	3,517
Edvantage Group Holdings Ltd.	30,000	10,093
Fulgent Sun International Holding
Co. Ltd.	8,000	46,547
Gourmet Master Co. Ltd.	5,000	18,582
Hello Group, Inc., ADR	12,916	65,226
HUYA, Inc., ADR*	1,730	6,712
Yeahka Ltd.*@	6,400	18,107
		302,073
Chile — 0.4%
Banco de Credito e Inversiones SA	359	10,509
CAP SA	4,662	42,014
Cencosud SA	120,649	153,564
Empresa Nacional de
Telecomunicaciones SA	13,467	42,104
Empresas CMPC SA	54,329	90,287
Empresas COPEC SA	32,701	241,253
Enel Chile SA, ADR	4,332	4,808
Falabella SA	29,074	68,119
Grupo Security SA	123,808	17,525
Hortifrut SA	6,080	5,718
Inversiones Aguas Metropolitanas SA	40,036	13,939
PAZ Corp. SA	9,073	2,818
Salfacorp SA	43,600	11,165
Sigdo Koppers SA	27,803	24,084
SMU SA	147,411	13,976
Sociedad Matriz SAAM SA	550,961	33,022
SONDA SA	25,953	7,777
		782,682
China — 32.3%
360 DigiTech, Inc., ADR	2,376	41,105
360 Security Technology, Inc.,
Class A	20,500	26,091
361 Degrees International Ltd.*	71,000	38,365
3SBio, Inc.±	106,000	84,294
A-Living Smart City Services Co.
Ltd.±	41,000	65,940
AAC Technologies Holdings, Inc.@	60,500	139,245
Accelink Technologies Co. Ltd.
Class A	9,200	24,160
Agile Group Holdings Ltd.@	131,091	52,458
Agricultural Bank of China Ltd.,
H Shares	1,981,000	747,280
Air China Ltd., Class H*@	88,000	76,485
Alibaba Group Holding Ltd.*	181,200	2,584,019

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Aluminum Corp. of China Ltd.,
H Shares	290,000	$109,764
Angang Steel Co. Ltd., H Shares	142,999	53,396
Anhui Conch Cement Co. Ltd.,
H Shares	117,500	509,125
Anhui Guangxin Agrochemical Co. Ltd.,
Class A	3,080	12,952
Anhui Truchum Advanced Materials &
Technology Co. Ltd., Class A	13,800	19,233
Anhui Zhongding Sealing Parts Co. Ltd.,
Class A	13,300	36,239
Anton Oilfield Services Group*@	226,000	13,105
Asia Cement China Holdings Corp.	40,000	21,920
Avary Holding Shenzhen Co. Ltd.,
Class A	1,600	7,220
AviChina Industry & Technology Co. Ltd.,
H Shares	254,000	145,341
BAIC Motor Corp. Ltd., H Shares±	145,000	48,230
Baidu, Inc., ADR*	12,143	1,806,028
Bank of Beijing Co. Ltd., Class A	98,400	66,734
Bank of Changsha Co. Ltd., Class A	25,500	30,207
Bank of Chengdu Co. Ltd., Class A	26,000	64,395
Bank of China Ltd., H Shares	4,829,902	1,926,593
Bank of Chongqing Co. Ltd.,
H Shares	46,500	24,771
Bank of Communications Co. Ltd.,
H Shares	565,400	390,537
Bank of Guiyang Co. Ltd., Class A	22,500	19,528
Bank of Hangzhou Co. Ltd., Class A	21,100	47,216
Bank of Nanjing Co. Ltd., Class A	61,300	95,416
Bank of Ningbo Co. Ltd., Class A	18,480	98,856
Bank of Shanghai Co. Ltd., Class A	68,500	67,023
Bank of Suzhou Co. Ltd., Class A	22,220	20,247
Baoshan Iron & Steel Co. Ltd.,
Class A	124,500	111,959
BBMG Corp., H Shares	184,000	26,732
Beijing Capital Development Co. Ltd.,
Class A	12,200	8,948
Beijing Capital Eco-Environment
Protection Group Co. Ltd.	48,000	20,794
Beijing Capital International Airport Co.
Ltd., H Shares*	190,000	129,543
Beijing Dabeinong Technology Group Co.
Ltd., Class A*	18,000	21,000
Beijing Energy International Holding
Co. Ltd.*	310,000	9,640
Beijing Enlight Media Co. Ltd.,
Class A	11,300	15,985
Beijing Enterprises Holdings Ltd.	46,000	163,557
Beijing Enterprises Water Group Ltd.	448,000	135,311
Beijing GeoEnviron Engineering &
Technology, Inc., Class A	11,232	19,346
Beijing North Star Co. Ltd., Class H	100,000	13,509
Beijing Orient Landscape & Environment
Co. Ltd., Class A*	20,000	7,200
Beijing Orient National Communication
Science & Technology Co. Ltd.,
Class A*	8,200	11,294
Beijing Originwater Technology Co. Ltd.,
Class A	18,000	14,009
Beijing Shiji Information Technology Co.
Ltd., Class A	4,508	10,687
Beijing Shougang Co. Ltd., Class A	27,500	19,554
Beijing Shunxin Agriculture Co. Ltd.,
Class A	6,100	24,439
Beijing Sinnet Technology Co. Ltd.,
Class A	12,200	18,990
Beijing SL Pharmaceutical Co. Ltd.,
Class A	8,900	12,909
Beijing Thunisoft Corp. Ltd., Class A*	4,400	4,943
Beijing Yanjing Brewery Co. Ltd.,
Class A	9,600	13,853
Beijing-Shanghai High Speed Railway
Co. Ltd., Class A	108,000	80,988
Blue Sail Medical Co. Ltd., Class A	12,900	18,403
Bluefocus Intelligent Communications
Group Co. Ltd., Class A	23,100	22,533
BOE Technology Group Co. Ltd.,
Class A	220,300	129,660
Bohai Leasing Co. Ltd., Class A*	64,900	21,038
Bright Dairy & Food Co. Ltd., Class A	7,700	14,527
Brilliance China Automotive Holdings
Ltd.*§	178,000	62,439
BTG Hotels Group Co. Ltd., Class A	5,700	21,116
BYD Electronic International Co.
Ltd.@	64,000	201,866
C C Land Holdings Ltd.	106,500	27,552
C&D International Investment
Group Ltd.	19,620	53,008
Caitong Securities Co. Ltd., Class A	15,470	18,187
CECEP Solar Energy Co. Ltd.,
Class A	30,100	37,545
CECEP Wind-Power Corp., Class A	37,700	27,032
Central China Management Co. Ltd.	81,000	12,078
Central China Real Estate Ltd.	81,000	7,536
CGN New Energy Holdings Co. Ltd.	130,000	61,299
Changjiang Securities Co. Ltd.,
Class A	39,900	35,345
Chaowei Power Holdings Ltd.	71,000	16,649
Chengdu Wintrue Holding Co. Ltd.,
Class A	8,900	21,259
Chengtun Mining Group Co. Ltd.,
Class A	19,700	22,836
China Aircraft Leasing Group
Holdings Ltd.	16,000	10,256
China Baoan Group Co. Ltd., Class A	9,000	18,136
China BlueChemical Ltd., H Shares	192,000	55,299
China Bohai Bank Co. Ltd.,
Class H@±	141,000	23,719
China Cinda Asset Management Co.
Ltd., Class H	561,000	87,938
China Citic Bank Corp. Ltd.,
H Shares	613,000	274,205
China Coal Energy Co. Ltd., H Shares	158,000	133,902

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
China Communication Services Corp.
Ltd., H Shares	231,600	$101,827
China Conch Venture Holdings Ltd.	80,500	175,428
China Construction Bank Corp.,
H Shares	7,185,810	4,826,072
China Development Bank Financial
Leasing Co. Ltd., H Shares±	128,000	16,965
China Dongxiang Group Co. Ltd.	389,000	22,061
China Eastern Airlines Corp. Ltd.,
ADR*	403	7,701
China Eastern Airlines Corp. Ltd.,
H Shares*@	86,000	32,989
China Education Group Holdings Ltd.	30,000	29,668
China Energy Engineering Corp.*	88,674	31,393
China Energy Engineering Corp. Ltd.,
H Shares@	152,000	21,114
China Everbright Bank Co. Ltd.,
H Shares	241,000	78,011
China Everbright Greentech Ltd.@±	65,000	17,893
China Everbright Ltd.	88,000	82,765
China Foods Ltd.	86,000	30,468
China Galaxy Securities Co. Ltd.,
H Shares	194,500	112,286
China Gas Holdings Ltd.	211,800	327,142
China Great Wall Securities Co. Ltd.,
Class A	8,500	12,901
China Harmony Auto Holding Ltd.	62,000	28,129
China High Speed Transmission
Equipment Group Co. Ltd.*	44,000	26,074
China Hongqiao Group Ltd.	162,500	183,690
China International Marine Containers
Group Co. Ltd., Class H	49,640	80,469
China Jinmao Holdings Group Ltd.	440,000	118,316
China Jushi Co. Ltd., Class A	22,631	58,857
China Lesso Group Holdings Ltd.	100,000	150,890
China Life Insurance Co. Ltd.,
Class H	277,000	482,212
China Lilang Ltd.	31,000	15,408
China Medical System Holdings Ltd.	97,000	151,308
China Meheco Co. Ltd., Class A	13,860	30,684
China Merchants Bank Co. Ltd.,
H Shares	230,500	1,542,189
China Merchants Energy Shipping Co.
Ltd., Class A	56,880	48,941
China Merchants Land Ltd.*	118,000	10,075
China Merchants Port Holdings
Co. Ltd.	80,891	137,519
China Merchants Securities Co. Ltd.,
H Shares±	19,660	21,347
China Merchants Shekou Industrial Zone
Holdings Co. Ltd., Class A	22,000	44,136
China Minsheng Banking Corp. Ltd.,
H Shares@	395,880	141,263
China Modern Dairy Holdings Ltd.@	290,000	43,610
China National Accord Medicines Corp.
Ltd., Class A	5,200	23,140
China National Building Material Co. Ltd.,
H Shares	418,850	447,311
China National Medicines Corp. Ltd.,
Class A	2,900	11,601
China New Higher Education Group
Ltd.±	74,000	25,368
China Oil & Gas Group Ltd.*	200,000	8,921
China Oilfield Services Ltd., H Shares	168,000	164,643
China Oriental Group Co. Ltd.	122,000	29,696
China Overseas Grand Oceans
Group Ltd.	131,500	69,883
China Overseas Land &
Investment Ltd.	376,500	1,189,937
China Pacific Insurance Group Co. Ltd.,
H Shares	203,200	496,683
China Petroleum & Chemical Corp.,
H Shares	1,892,400	851,324
China Railway Group Ltd., H Shares	326,000	201,496
China Railway Signal & Communication
Corp. Ltd. H Shares±	77,000	25,710
China Reinsurance Group Corp.,
H Shares	323,000	26,756
China Resources Cement
Holdings Ltd.	238,000	159,843
China Resources Double Crane
Pharmaceutical Co. Ltd., Class A	6,300	24,149
China Resources Gas Group Ltd.	70,000	326,056
China Resources Land Ltd.	338,000	1,576,541
China Resources Medical Holdings
Co. Ltd.	71,500	46,289
China Resources Pharmaceutical Group
Ltd.±	134,500	91,360
China Resources Sanjiu Medical &
Pharmaceutical Co. Ltd., Class A	7,900	53,105
China Risun Group Ltd.	26,000	11,199
China Sanjiang Fine Chemicals
Co. Ltd.@	44,000	8,355
China SCE Group Holdings Ltd.	170,000	23,398
China Shanshui Cement Group
Ltd.*@	53,000	13,779
China Shenhua Energy Co. Ltd.,
H Shares	293,000	840,151
China Shineway Pharmaceutical
Group Ltd.	36,000	30,785
China South City Holdings Ltd.	508,000	42,728
China South Publishing & Media Group
Co. Ltd., Class A	11,600	16,358
China Southern Airlines Co. Ltd.,
H Shares*	120,000	69,430
China Sunshine Paper Holdings
Co. Ltd.	26,000	7,124
China Taiping Insurance Holdings
Co. Ltd.	137,800	169,993
China Tianrui Group Cement
Co. Ltd.*	11,000	7,752
China Tower Corp. Ltd., Class H±	3,268,000	420,640
China Traditional Chinese Medicine
Holdings Co. Ltd.	260,000	160,702

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
China TransInfo Technology Co. Ltd.,
Class A*	6,900	$11,462
China Travel International Investment
Hong Kong Ltd.*@	180,000	37,620
China Vanke Co. Ltd., Class H	158,172	397,506
China Yongda Automobiles Services
Holdings Ltd.	84,000	79,431
China Zhongwang Holdings Ltd.*@§	154,000	6,182
Chinese Universe Publishing and Media
Group Co. Ltd., Class A	9,200	13,729
Chongqing Changan Automobile Co.
Ltd., Class A	40,430	104,604
Chongqing Department Store Co. Ltd.,
Class A	2,400	7,733
Chongqing Rural Commercial Bank Co.
Ltd., H Shares	226,000	81,220
CIFI Holdings Group Co. Ltd.	311,617	156,468
CIMC Enric Holdings Ltd.@	74,000	79,500
CITIC Ltd.	375,000	379,932
CITIC Securities Co. Ltd., Class H	83,950	187,654
Citychamp Watch & Jewellery
Group Ltd.*	62,000	10,509
CMOC Group Ltd.@	66,000	36,840
CNHTC Jinan Truck Co. Ltd., Class A	2,800	5,433
CNNC Hua Yuan Titanium Dioxide Co.
Ltd., Class A	21,460	22,857
COFCO Biotechnology Co. Ltd.,
Class A	15,100	20,391
COFCO Joycome Foods Ltd.*	162,000	78,452
Cogobuy Group*±	40,000	11,674
Concord New Energy Group Ltd.	420,000	41,749
Consun Pharmaceutical Group Ltd.	23,000	12,252
COSCO SHIPPING Development Co.
Ltd., H Shares	324,200	64,866
COSCO SHIPPING Energy
Transportation Co. Ltd.,
H Shares@	136,000	86,660
COSCO SHIPPING Holdings Co. Ltd.,
H Shares	135,699	189,537
COSCO SHIPPING Ports Ltd.	156,998	110,844
Country Garden Holdings Co. Ltd.	847,376	524,831
CPMC Holdings Ltd.	53,000	22,965
CSG Holding Co. Ltd., Class A	19,500	21,614
CTS International Logistics Corp. Ltd.,
Class A	11,000	16,481
Dali Foods Group Co. Ltd.±	116,500	61,911
Daqin Railway Co. Ltd., Class A	85,800	84,463
DBG Technology Co. Ltd.,Class A	7,000	10,927
Dexin China Holdings Co. Ltd.*@	76,000	26,345
DHC Software Co. Ltd., Class A	28,100	26,529
Digital China Holdings Ltd.	62,000	30,736
Digital China Information Service Co.
Ltd., Class A	10,000	16,850
Dong-E-E-Jiao Co. Ltd., Class A	3,300	18,215
Dongfang Electric Corp. Ltd. H Shares	29,800	35,699
Dongfeng Motor Group Co. Ltd.,
H Shares	150,000	113,932
Dongxing Securities Co. Ltd., Class A	12,000	15,954
Dongyue Group Ltd.	78,000	97,614
Dynagreen Environmental Protection
Group Co. Ltd., Class H	52,000	21,736
E-Commodities Holdings Ltd.	94,000	28,152
EEKA Fashion Holdings Ltd.	8,000	12,989
Essex Bio-technology Ltd.	37,000	18,390
Everbright Securities Co. Ltd.,
Class H±	16,000	11,113
Fangda Carbon New Material Co. Ltd.,
Class A*	15,700	17,824
Fangda Special Steel Technology Co.
Ltd., Class A	19,000	19,839
Far East Horizon Ltd.	200,000	167,712
FAW Jiefang Group Co. Ltd., Class A	24,100	33,625
Fiberhome Telecommunication
Technologies Co. Ltd., Class A	5,800	12,546
FIH Mobile Ltd.*	203,000	28,975
Financial Street Holdings Co. Ltd.,
Class A	23,300	20,709
FinVolution Group, ADR	11,439	54,335
Fosun International Ltd.	195,500	180,631
Founder Securities Co. Ltd., Class A	23,800	23,856
Foxconn Industrial Internet Co. Ltd.	36,300	53,358
Fu Shou Yuan International
Group Ltd.	65,000	46,803
Fufeng Group Ltd.	153,000	98,077
Fujian Funeng Co. Ltd., Class A	14,100	29,635
Fujian Sunner Development Co. Ltd.,
Class A	9,000	25,786
Gan & Lee Pharmaceuticals Co. Ltd.,
Class A	3,400	24,364
Gansu Shangfeng Cement Co. Ltd.,
Class A	6,240	14,709
GCL Technology Holdings Ltd.*@	729,000	352,107
GDS Holdings Ltd., Class A*	34,800	146,574
Geely Automobile Holdings Ltd.	444,000	1,009,451
GEM Co. Ltd., Class A	33,500	45,539
Gemdale Corp., Class A	19,200	38,547
Gemdale Properties & Investment
Corp. Ltd.	442,000	39,993
Genertec Universal Medical Group Co.
Ltd.±	75,500	46,088
GF Securities Co. Ltd., Class H	64,200	84,926
Giant Network Group Co. Ltd.,
Class A	9,400	12,848
Glory Sun Financial Group Ltd.*@	356,000	2,087
Golden Eagle Retail Group Ltd.	15,000	10,571
Grand Pharmaceutical Group Ltd.	88,500	51,204
Grandjoy Holdings Group Co. Ltd.,
Class A*	30,000	17,926
Greattown Holdings Ltd., Class A	34,100	18,695
Greatview Aseptic Packaging Co. Ltd.	88,000	17,607
Gree Electric Appliances, Inc.,
Class A	13,800	69,512
Greenland Hong Kong Holdings Ltd.	112,000	22,124
Greentown China Holdings Ltd.	78,500	162,666

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
GRG Banking Equipment Co. Ltd.,
Class A	12,500	$17,310
Guangdong HEC Technology Holding
Co. Ltd., Class A*	28,100	37,736
Guangdong Huatie Tongda High-speed
Railway Equipment Corp., Class A	22,300	14,224
Guangdong Tapai Group Co. Ltd.,
Class A	9,300	12,295
Guanghui Energy Co. Ltd., Class A	26,800	42,196
Guangshen Railway Co. Ltd.*	82,000	15,362
Guangxi Liugong Machinery Co. Ltd.,
Class A	14,900	14,490
Guangxi Wuzhou Zhongheng Group Co.
Ltd., Class A	24,500	10,797
Guangzhou Automobile Group Co. Ltd.,
H Shares	188,000	181,847
Guangzhou Baiyun International Airport
Co. Ltd., Class A	11,000	24,500
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd., Class H	16,000	46,898
Guangzhou Haige Communications
Group, Inc. Co., Class A	22,300	30,281
Guangzhou Yuexiu Financial Holdings
Group Co. Ltd., Class A	18,042	18,947
Guizhou Panjiang Refined Coal Co. Ltd.,
Class A	9,269	12,143
Guosen Securities Co. Ltd., Class A	22,400	32,022
Guosheng Financial Holding, Inc.,
Class A*<>	14,131	20,265
Guotai Junan Securities Co. Ltd.,
H Shares±	29,000	36,108
Haier Smart Home Co. Ltd., Class A	20,500	84,091
Hainan Meilan International Airport Co.
Ltd., H Shares*	12,000	35,327
Haitian International Holdings Ltd.	44,000	112,428
Haitong Securities Co. Ltd., Class H	169,600	124,496
Han's Laser Technology Industry Group
Co. Ltd., Class A	8,900	44,046
Hang Zhou Great Star Industrial Co. Ltd.,
Class A*	4,400	12,383
Hangzhou Binjiang Real Estate Group
Co. Ltd., Class A	22,900	29,590
Health & Happiness H&H International
Holdings Ltd.	18,500	24,378
Heilongjiang Agriculture Co. Ltd.,
Class A	8,000	17,639
Hengan International Group Co. Ltd.	55,500	260,638
Hengdeli Holdings Ltd.*	184,000	6,097
Hengli Petrochemical Co. Ltd.,
Class A	26,000	86,378
Hengtong Optic-electric Co. Ltd.,
Class A	9,680	21,025
Hengyi Petrochemical Co. Ltd.,
Class A	25,000	39,250
Hesteel Co. Ltd., Class A	65,500	22,113
Hi Sun Technology China Ltd.*@	138,000	17,235
Hisense Home Appliances Group Co.
Ltd., Class H	34,000	38,390
Holitech Technology Co. Ltd.,
Class A*	35,900	16,785
Hongda Xingye Co. Ltd., Class A*	21,200	11,749
Hope Education Group Co. Ltd.@±	120,000	9,940
Hopson Development Holdings Ltd.	70,180	107,146
Hua Hong Semiconductor Ltd.*±	32,000	115,818
Huaan Securities Co. Ltd., Class A	23,372	15,886
Huadong Medicine Co. Ltd., Class A	8,421	56,808
Huafon Chemical Co. Ltd., Class A	16,200	20,425
Huafon Microfibre Shanghai Technology
Co. Ltd., Class T*	25,700	15,395
Huagong Tech Co. Ltd., Class A	6,200	21,459
Huapont Life Sciences Co. Ltd.,
Class A	27,600	23,006
Huatai Securities Co. Ltd., Class H±	58,600	86,928
Huaxi Securities Co. Ltd., Class A	12,600	14,756
Huaxia Bank Co. Ltd., Class A	43,300	33,699
Huaxin Cement Co. Ltd., Class A	7,000	20,401
Huayu Automotive Systems Co. Ltd.,
Class A	17,500	60,126
Hubei Biocause Pharmaceutical Co. Ltd.,
Class A	17,600	8,965
Hubei Jumpcan Pharmaceutical Co. Ltd.,
Class A	4,400	17,852
Hubei Xingfa Chemicals Group Co. Ltd.,
Class A	9,400	61,770
Humanwell Healthcare Group Co. Ltd.,
Class A	9,700	23,184
Hunan Gold Corp. Ltd., Class A	15,800	28,653
Hunan Valin Steel Co. Ltd., Class A	47,300	35,964
Hytera Communications Corp. Ltd.,
Class A*	23,400	16,918
IMAX China Holding, Inc.±	6,300	6,351
Industrial & Commercial Bank of China
Ltd., H Shares	3,427,000	2,035,202
Industrial Bank Co. Ltd. Class A	122,900	365,342
Industrial Securities Co. Ltd., Class A	40,700	42,863
Infore Environment Technology Group
Co. Ltd., Class A	12,400	9,373
Inner Mongolia BaoTou Steel Union Co.
Ltd., Class A	169,960	59,664
Inner Mongolia Dian Tou Energy Corp.
Ltd., Class A	12,000	25,670
Inner Mongolia ERDOS Resources Co.
Ltd. Class A	8,400	22,649
Inner Mongolia Junzheng Energy &
Chemical Industry Group Co. Ltd.,
Class A	55,300	40,312
Inner Mongolia Yuan Xing Energy Co.
Ltd., Class A	34,700	54,479
Inspur Electronic Information Industry
Co. Ltd., Class A	5,700	22,547
JCET Group Co. Ltd., Class A	6,100	24,603
Jiangsu Changshu Rural Commercial
Bank Co. Ltd., Class A	20,200	23,054
Jiangsu Eastern Shenghong Co. Ltd.,
Class A	5,100	12,883

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Jiangsu Guotai International Group Co.
Ltd., Class A	10,400	$16,701
Jiangsu Jiangyin Rural Commercial Bank
Co. Ltd., Class A	34,700	23,481
Jiangsu Nhwa Pharmaceutical Co. Ltd.,
Class A	6,700	13,612
Jiangsu Provincial Agricultural
Reclamation and
Development Corp.	11,200	23,406
Jiangsu Shuangxing Color Plastic New
Materials Co. Ltd., Class A	10,800	29,185
Jiangsu Yuyue Medical Equipment &
Supply Co. Ltd., Class A	5,600	21,465
Jiangsu Zhangjiagang Rural Commercial
Bank Co. Ltd., Class A	27,840	22,000
Jiangsu Zhongtian Technology Co. Ltd.,
Class A	18,600	64,183
Jiangxi Copper Co. Ltd., H Shares	82,000	112,234
Jiaozuo Wanfang Aluminum
Manufacturing Co. Ltd., Class A	17,100	15,863
Jilin Aodong Pharmaceutical Group Co.
Ltd., Class A	7,300	16,095
Jinchuan Group International Resources
Co. Ltd.	129,000	16,933
Jingrui Holdings Ltd.*<>	43,000	3,233
JinkoSolar Holding Co. Ltd., ADR*@	4,223	292,147
Jinneng Science&Technology Co. Ltd.,
Class A	10,600	17,513
Jizhong Energy Resources Co. Ltd.,
Class A	21,200	23,625
JNBY Design Ltd.	16,500	18,862
Joincare Pharmaceutical Group Industry
Co. Ltd., Class A	18,700	34,499
Jointown Pharmaceutical Group Co.
Ltd., Class A	10,700	19,037
Joy City Property Ltd.*	226,000	8,640
JOYY, Inc., ADR	3,932	117,410
Ju Teng International Holdings Ltd.	56,000	10,562
Juneyao Airlines Co. Ltd., Class A*	9,700	26,067
Kehua Data Co. Ltd., Class A	3,500	16,129
Kingboard Holdings Ltd.	71,500	270,626
Kingboard Laminates Holdings Ltd.	96,000	118,428
Kingfa Sci & Tech Co. Ltd.	13,400	19,056
Kingsoft Corp. Ltd.	56,400	219,942
Kunlun Energy Co. Ltd.	354,000	290,083
Kunlun Tech Co. Ltd., Class A	5,800	13,863
KWG Group Holdings Ltd.	130,000	41,418
KWG Living Group Holdings Ltd.	65,000	20,295
Lao Feng Xiang Co. Ltd., Class A	2,700	16,851
LB Group Co. Ltd., Class A	11,200	33,545
Lee & Man Chemical Co. Ltd.	16,000	13,397
Lee & Man Paper Manufacturing Ltd.	122,000	52,396
Lee's Pharmaceutical Holdings Ltd.	34,500	8,793
Legend Holdings Corp., H Shares±	38,400	50,405
Lenovo Group Ltd.	40,000	37,366
Lens Technology Co. Ltd., Class A	24,140	39,919
Leo Group Co. Ltd., Class A*	48,000	13,910
LexinFintech Holdings Ltd., ADR*	16,062	35,818
Leyard Optoelectronic Co. Ltd.,
Class A	20,300	22,137
Liaoning Cheng Da Co. Ltd., Class A	5,800	12,632
Lingyi iTech Guangdong Co.,
Class A*	28,600	21,447
Livzon Pharmaceutical Group, Inc.,
H Shares	14,100	48,786
Logan Group Co. Ltd.@<>	47,000	13,058
Longfor Group Holdings Ltd.±	139,000	656,312
Lonking Holdings Ltd.	158,000	38,258
Luenmei Quantum Co. Ltd., Class A	13,300	14,881
Luolai Lifestyle Technology Co. Ltd.,
Class A	5,300	10,427
Luoniushan Co. Ltd., Class A*	16,000	16,300
Luxi Chemical Group Co. Ltd.,
Class A*	8,600	22,212
Luye Pharma Group Ltd.*@±	161,500	53,101
LVGEM China Real Estate Investment
Co. Ltd.*	72,000	11,103
Maanshan Iron & Steel Co. Ltd.,
H Shares@	38,000	11,526
Maoyan Entertainment*@±	21,200	21,614
Meinian Onehealth Healthcare Holdings
Co. Ltd., Class A*	29,300	24,379
Metallurgical Corp. of China Ltd.,
H Shares	225,000	53,907
Ming Yang Smart Energy Group Ltd.,
Class A	6,800	34,334
Mingfa Group International Co. Ltd.*	91,000	3,595
Minth Group Ltd.	60,000	163,634
MLS Co. Ltd., Class A	20,000	29,189
MMG Ltd.*	192,000	71,448
Nanjing Iron & Steel Co. Ltd.,
Class A	36,600	17,222
Nanjing Xinjiekou Department Store Co.
Ltd., Class A	6,900	10,328
NavInfo Co. Ltd., Class A	10,200	22,962
NetDragon Websoft Holdings Ltd.	25,500	54,855
New China Life Insurance Co. Ltd.,
H Shares	57,900	162,703
New Hope Liuhe Co. Ltd., Class A*	20,215	46,202
Newland Digital Technology Co. Ltd.,
Class A	10,000	19,733
Nexteer Automotive Group Ltd.	69,000	49,595
Nine Dragons Paper Holdings Ltd.	173,000	146,393
Ningbo Huaxiang Electronic Co. Ltd.,
Class A	8,950	21,418
Ningbo Joyson Electronic Corp.,
Class A*	5,200	12,203
Ningbo Zhoushan Port Co. Ltd.,
Class A	33,200	19,342
Noah Holdings Ltd., ADR*	1,172	23,710
Northeast Securities Co. Ltd.,
Class A	8,500	8,875
OFILM Group Co. Ltd., Class A*	20,800	20,849
ORG Technology Co. Ltd., Class A	26,800	20,818
Orient Securities Co. Ltd., Class H±	52,400	29,449
Oriental Pearl Group Co. Ltd., Class A	10,700	11,428

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Ourpalm Co. Ltd., Class A*	27,500	$13,721
Pangang Group Vanadium Titanium &
Resources Co. Ltd., Class A*	61,900	35,137
PAX Global Technology Ltd.	75,000	58,400
PCI Technology Group Co. Ltd.,
Class A	15,600	15,054
People's Insurance Co. Group of China
Ltd. (The), H Shares	305,000	93,286
Perfect World Co. Ltd., Class A	6,700	14,382
PetroChina Co. Ltd., H Shares	2,014,000	959,928
PICC Property & Casualty Co. Ltd.,
H Shares	494,000	513,718
Ping An Bank Co. Ltd., Class A	108,500	242,793
Ping An Insurance Group Co. of China
Ltd., Class H	482,000	3,277,094
Pingdingshan Tianan Coal Mining Co.
Ltd., Class A	15,900	32,278
Poly Property Group Co. Ltd.	186,000	44,800
Postal Savings Bank of China Co. Ltd.,
Class H@±	472,000	374,746
Pou Sheng International
Holdings Ltd.	252,000	28,582
Power Construction Corp. of
China Ltd.	36,900	43,381
Powerlong Real Estate Holdings
Ltd.@	45,000	7,513
Q Technology Group Co. Ltd.*	31,000	21,334
Qingdao Hanhe Cable Co. Ltd.,
Class A	35,800	22,728
Qingling Motors Co. Ltd., Class H	84,000	14,131
Red Star Macalline Group Corp. Ltd.,
H Shares±	35,700	14,604
Redco Properties Group Ltd.@±	80,000	20,492
Redsun Properties Group Ltd.	82,000	26,857
Renhe Pharmacy Co. Ltd., Class A	19,700	18,775
RiseSun Real Estate Development Co.
Ltd., Class A	35,400	16,023
SAIC Motor Corp. Ltd., Class A	29,700	79,016
Sailun Group Co. Ltd., Class A	13,900	23,401
Sansteel Minguang Co. Ltd., Class A	13,700	12,463
Sany Heavy Equipment International
Holdings Co. Ltd.	83,000	88,217
Sany Heavy Industry Co. Ltd. Class A	44,100	125,561
Satellite Chemical Co. Ltd., Class A	8,462	32,676
Sealand Securities Co. Ltd., Class A	24,800	13,448
Seazen Group Ltd.*	188,571	93,243
Seazen Holdings Co. Ltd., Class A	13,800	52,423
Shaanxi Coal Industry Co. Ltd.,
Class A	50,037	158,311
Shan Xi Hua Yang Group New Energy
Co. Ltd., Class A	20,800	48,036
Shandong Buchang Pharmaceuticals Co.
Ltd., Class A	9,200	27,088
Shandong Chenming Paper Holdings
Ltd., H Shares*	35,250	13,432
Shandong Himile Mechanical Science &
Technology Co. Ltd., Class A	2,700	9,010
Shandong Hualu Hengsheng Chemical
Co. Ltd., Class A	11,310	49,333
Shandong Humon Smelting Co. Ltd.,
Class A	10,800	15,810
Shandong Linglong Tyre Co. Ltd.,
Class A	7,700	29,181
Shandong Nanshan Aluminum Co. Ltd.,
Class A	37,900	20,891
Shandong Sun Paper Industry JSC Ltd.,
Class A	16,800	30,893
Shandong Weigao Group Medical
Polymer Co. Ltd., H Shares	188,000	218,504
Shanghai AJ Group Co. Ltd., Class A	16,900	14,971
Shanghai Electric Group Co. Ltd.,
H Shares	166,000	40,829
Shanghai Environment Group Co. Ltd.,
Class A	11,600	17,605
Shanghai Industrial Holdings Ltd.	45,000	65,033
Shanghai Industrial Urban Development
Group Ltd.	274,000	23,396
Shanghai International Airport Co. Ltd.,
Class A*	2,300	19,481
Shanghai International Port Group Co.
Ltd., Class A	48,600	42,325
Shanghai Jahwa United Co. Ltd.,
Class A	2,600	16,604
Shanghai Jinjiang International Hotels
Co. Ltd., Class A	1,300	12,215
Shanghai Lingang Holdings Corp. Ltd.,
Class A	8,760	17,744
Shanghai Lujiazui Finance & Trade Zone
Development Co. Ltd., Class A	13,500	20,892
Shanghai Mechanical and Electrical
Industry Co. Ltd., Class A	7,100	14,562
Shanghai Pharmaceuticals Holding Co.
Ltd., Class H	63,600	105,368
Shanghai Pudong Development Bank
Co. Ltd., Class A	118,900	142,269
Shanghai RAAS Blood Products Co. Ltd.,
Class A	37,200	32,953
Shanghai Sinyang Semiconductor
Materials Co. Ltd., Class A	3,000	14,834
Shanghai Tunnel Engineering Co. Ltd.,
Class A	25,600	23,404
Shanghai Yuyuan Tourist Mart Group Co.
Ltd., Class A	18,000	25,383
Shanghai Zhangjiang High-Tech Park
Development Co. Ltd., Class A	7,800	14,506
Shanxi Coking Coal Energy Group Co.
Ltd., Class A	37,900	75,808
Shanxi Lu'an Environmental Energy
Development Co. Ltd., Class A	22,000	48,047
Shanxi Meijin Energy Co. Ltd.,
Class A	31,400	57,225
Shanxi Securities Co. Ltd., Class A	24,700	21,179
Shanxi Taigang Stainless Steel Co. Ltd.,
Class A	34,300	27,925
Shanying International Holding Co. Ltd.,
Class A	37,500	15,517

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Shenwan Hongyuan Group Co. Ltd.,
H Shares@±	43,200	$8,699
Shenzhen Agricultural Products Group
Co. Ltd., Class A	15,600	14,448
Shenzhen Airport Co. Ltd., Class A*	16,200	18,682
Shenzhen Aisidi Co. Ltd., Class A	14,200	19,727
Shenzhen International Holdings Ltd.	107,733	105,992
Shenzhen Investment Ltd.	323,060	64,227
Shenzhen Kinwong Electronic Co. Ltd.,
Class A	2,300	8,016
Shenzhen MTC Co. Ltd., Class A*	42,300	24,264
Shenzhen Neptunus Bioengineering Co.
Ltd., Class A*	28,200	15,334
Shenzhen Overseas Chinese Town Co.
Ltd., Class A	43,200	41,882
Shenzhen Tagen Group Co. Ltd.,
Class A	25,000	25,731
Shenzhen World Union Group, Inc.,
Class A*	33,300	16,216
Shenzhen Zhongjin Lingnan Nonfemet
Co. Ltd., Class A	31,900	21,253
Shimao Group Holdings Ltd.@§	131,000	55,343
Shoucheng Holdings Ltd.	208,400	31,339
Shougang Fushan Resources
Group Ltd.	219,790	91,313
Shui On Land Ltd.	280,000	37,824
Sichuan Hebang Biotechnology Co. Ltd.,
Class A	84,300	53,645
Sichuan Kelun Pharmaceutical Co. Ltd.,
Class A	12,500	34,918
Sieyuan Electric Co. Ltd., Class A	4,300	22,906
Sihuan Pharmaceutical Holdings
Group Ltd.@	328,000	53,505
Sino-Ocean Group Holding Ltd.	293,712	49,783
Sinofert Holdings Ltd.*	244,000	35,760
Sinolink Securities Co. Ltd., Class A	11,700	15,730
Sinoma International Engineering Co.,
Class A	14,600	21,134
Sinoma Science & Technology Co. Ltd.,
Class A	11,000	45,188
Sinopec Engineering Group Co. Ltd.,
H Shares	111,000	50,925
Sinopec Kantons Holdings Ltd.	90,000	30,853
Sinopec Shanghai Petrochemical Co.
Ltd., Class H	248,000	42,351
Sinopharm Group Co. Ltd., H Shares	140,400	340,318
Sinotrans Ltd., H Shares	145,000	41,577
Sinotruk Hong Kong Ltd.	67,000	93,924
Skyworth Group Ltd.	156,114	77,194
SOHO China Ltd.*	153,500	29,148
SooChow Securities Co. Ltd., Class A	20,280	20,994
SSY Group Ltd.	124,000	66,213
Sun Art Retail Group Ltd.	30,500	9,912
Suning Universal Co. Ltd., Class A*	32,100	17,646
Sunward Intelligent Equipment Co. Ltd.,
Class A*	10,800	10,954
Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class A	10,800	36,993
Suzhou Gold Mantis Construction
Decoration Co. Ltd., Class A*	15,000	11,383
Tangshan Jidong Cement Co. Ltd.,
Class A	10,000	15,715
TangShan Port Group Co. Ltd.,
Class A	55,900	21,544
Tangshan Sanyou Chemical Industries
Co. Ltd., Class A	11,600	14,192
TBEA Co. Ltd., Class A	21,000	85,922
TCL Electronics Holdings Ltd.	99,667	47,123
TCL Technology Group Corp.,
Class A	71,400	51,089
Tencent Music Entertainment Group,
ADR*	33,714	169,244
Tian Di Science & Technology Co. Ltd.,
Class A	40,500	28,919
Tiangong International Co. Ltd.	76,000	27,410
Tianjin Chase Sun Pharmaceutical Co.
Ltd., Class A	30,700	35,312
Tianjin Port Development
Holdings Ltd.	180,000	14,911
Tianneng Power International Ltd.@	74,000	80,066
Tianshui Huatian Technology Co. Ltd.,
Class A	10,300	14,432
Times China Holdings Ltd.@	81,000	26,839
Titan Wind Energy Suzhou Co. Ltd.,
Class A	8,800	21,677
Tomson Group Ltd.	24,000	5,842
Tong Ren Tang Technologies Co. Ltd.,
Class H	41,000	34,433
Tongcheng Travel Holdings Ltd.*	22,400	48,187
Tongda Group Holdings Ltd.*	510,000	9,814
TongFu Microelectronics Co. Ltd.,
Class A*	10,100	23,235
Tongkun Group Co. Ltd., Class A	11,100	26,331
Tongling Nonferrous Metals Group Co.
Ltd., Class A	49,000	23,862
Tongyu Heavy Industry Co. Ltd.,
Class A	40,800	17,492
Topsec Technologies Group, Inc.,
Class A	7,000	10,614
Transfar Zhilian Co. Ltd., Class A	27,553	26,465
TravelSky Technology Ltd., H Shares	53,000	102,936
Trip.com Group Ltd., ADR*	28,782	790,066
Truly International Holdings Ltd.	120,000	36,703
Tus Environmental Science And
Technology Development Co. Ltd.,
Class A*	23,000	10,513
Uni-President China Holdings Ltd.	92,000	78,906
Unisplendour Corp. Ltd., Class A	13,940	40,398
United Energy Group Ltd.	558,000	66,845
Universal Scientific Industrial Shanghai
Co. Ltd., Class A	10,000	21,451
Untrade Hua Han Health*§	504,000	—
Untrade Huiyuan Juice§	84,500	—
Vinda International Holdings Ltd.	26,000	66,600
Vipshop Holdings Ltd., ADR*	30,726	303,880

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Wangsu Science & Technology Co. Ltd.,
Class A	20,900	$16,734
Want Want China Holdings Ltd.	29,000	25,205
Wanxiang Qianchao Co. Ltd., Class A	42,900	38,066
Wasion Holdings Ltd.	48,000	15,721
Weibo Corp., ADR*	3,388	78,364
Weichai Power Co. Ltd., H Shares	151,000	239,774
Weifu High-Technology Group Co. Ltd.,
Class A	5,600	16,103
Wellhope Foods Co. Ltd., Class A*	7,700	11,077
Wens Foodstuffs Group Co. Ltd.,
Class A*	19,100	60,744
West China Cement Ltd.	198,000	24,981
Wharf Holdings Ltd. (The)	70,000	255,136
Wingtech Technology Co. Ltd.,
Class A	3,900	49,584
Wolong Electric Group Co. Ltd.,
Class A	11,600	24,987
Wuchan Zhongda Group Co. Ltd.,
Class A	29,100	22,300
Wuhu Token Science Co. Ltd.,
Class A	16,000	17,734
Wushang Group Co. Ltd.	12,600	20,892
Wuxi Taiji Industry Co. Ltd., Class A	14,900	16,426
XCMG Construction Machinery Co. Ltd.,
Class A	47,400	38,165
Xiabuxiabu Catering Management China
Holdings Co. Ltd.±	28,000	15,308
Xiamen C & D, Inc., Class A	17,600	34,362
Xiamen Comfort Science & Technology
Group Co. Ltd., Class A	8,700	11,255
Xiamen International Port Co. Ltd.,
Class H	94,000	25,516
Xiamen ITG Group Corp. Ltd.,
Class A	17,300	19,382
Xiamen Tungsten Co. Ltd., Class A	7,300	23,576
Xiamen Xiangyu Co. Ltd., Class A	22,200	29,150
Xiaomi Corp., Class A*±	169,600	294,814
Xinfengming Group Co. Ltd., Class A	4,000	6,895
Xingda International Holdings Ltd.	95,633	17,916
Xinhu Zhongbao Co. Ltd., Class A	44,900	18,512
Xinhua Winshare Publishing and Media
Co. Ltd., Class H	36,000	25,600
Xinjiang Goldwind Science & Technology
Co. Ltd., H Shares	47,800	89,425
Xinjiang Tianshan Cement Co. Ltd.,
Class A	4,500	8,268
Xinjiang Zhongtai Chemical Co. Ltd.,
Class A	14,500	16,808
Xinte Energy Co. Ltd., Class H	5,600	16,807
Xinxing Ductile Iron Pipes Co. Ltd.,
Class A	18,100	13,032
Xinyangfeng Agricultural Technology
Co. Ltd., Class A	6,900	17,409
Xinyu Iron & Steel Co. Ltd., Class A	27,300	20,554
Xuji Electric Co. Ltd., Class A	9,300	26,673
YaGuang Technology Group Co. Ltd.,
Class A*	8,000	7,409
Yankuang Energy Group Co. Ltd.	80,000	250,803
Yantai Changyu Pioneer Wine Co. Ltd.,
Class A	3,700	16,438
Yantai Jereh Oilfield Services
Group Co. Ltd., Class A	7,300	43,946
YiChang HEC ChangJiang
Pharmaceutical Co. Ltd.,
H Shares*@±	25,600	23,653
Yifan Pharmaceutical Co. Ltd.,
Class A*	7,200	15,036
Yintai Gold Co. Ltd., Class A	31,600	45,977
Yiren Digital Ltd., ADR*	6,796	12,233
Yixintang Pharmaceutical
Group Co. Ltd., Class A	2,800	9,591
Youngor Group Co. Ltd., Class A	11,500	11,390
Youzu Interactive Co. Ltd., Class A*	8,100	11,822
Yunda Holding Co. Ltd., Class A	16,500	42,049
Yunnan Aluminium Co. Ltd., Class A	18,200	26,861
Yunnan Baiyao Group Co. Ltd.,
Class A	5,460	49,255
Yunnan Copper Co. Ltd., Class A	8,100	13,782
Yunnan Tin Co. Ltd., Class A	14,600	36,575
Yutong Bus Co. Ltd., Class A	13,300	17,186
Zhaojin Mining Industry Co. Ltd.,
Class H*@	120,000	104,909
Zhefu Holding Group Co. Ltd.,
Class A	16,400	11,735
Zhejiang Century Huatong Group Co.
Ltd., Class A*	39,280	28,282
Zhejiang Chint Electrics Co. Ltd.,
Class A	13,100	70,017
Zhejiang Crystal-Optech Co. Ltd.,
Class A	12,400	22,432
Zhejiang Dahua Technology Co. Ltd.,
Class A	19,700	48,321
Zhejiang Hailiang Co. Ltd., Class A	19,700	33,989
Zhejiang Hisoar Pharmaceutical Co. Ltd.,
Class A	12,700	13,147
Zhejiang Jiahua Energy Chemical
Industry Co. Ltd.	9,000	14,600
Zhejiang Juhua Co. Ltd., Class A	7,900	15,518
Zhejiang Longsheng Group Co. Ltd.,
Class A	19,300	29,349
Zhejiang Medicine Co. Ltd., Class A	10,400	21,206
Zhejiang Narada Power Source Co. Ltd.,
Class A	9,800	22,457
Zhejiang NHU Co. Ltd., Class A	12,240	41,706
Zhejiang Orient Financial Holdings Group
Co. Ltd., Class A	17,420	10,435
Zhejiang Semir Garment Co. Ltd.,
Class A	21,700	19,190
Zhejiang Wanfeng Auto Wheel Co. Ltd.,
Class A	24,800	19,894
Zhejiang Wanliyang Co. Ltd., Class A*	11,400	14,560
Zhejiang Xinan Chemical Industrial Group
Co. Ltd., Class A	14,980	48,447

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Zhejiang Yasha Decoration Co. Ltd.,
Class A	16,000	$11,974
Zhengzhou Coal Mining Machinery
Group Co. Ltd., H Shares	21,400	25,090
Zhongji Innolight Co. Ltd., Class A	3,700	17,162
Zhongjin Gold Corp. Ltd., Class A	32,000	35,326
Zhongshan Broad Ocean Motor Co. Ltd.,
Class A	22,200	20,362
Zhongtian Financial Group Co. Ltd.,
Class A*	38,300	11,042
Zhou Hei Ya International Holdings Co.
Ltd.*@±	57,000	39,226
Zhuhai Huafa Properties Co. Ltd.,
Class A	11,600	13,117
Zhuzhou CRRC Times Electric Co. Ltd.,
Class H	29,300	144,506
Zhuzhou Kibing Group Co. Ltd.,
Class A	10,500	19,998
Zibo Qixiang Tengda Chemical Co. Ltd.,
Class A*	22,120	26,798
Zoomlion Heavy Industry Science &
Technology Co. Ltd., H Shares	85,800	45,815
ZTE Corp., H Shares	55,800	129,992
ZTO Express Cayman, Inc.	1,000	25,896
		60,301,526
Colombia — 0.1%
Cementos Argos SA	31,937	35,696
CEMEX Latam Holdings SA*	13,000	9,582
Corp. Financiera Colombiana SA*	2,308	11,397
Grupo Argos SA	29,921	108,545
Grupo Aval Acciones y Valores SA,
ADR@	7,483	26,565
		191,785
Czech Republic — 0.1%
CEZ, AS	1,287	57,950
Komercni Banka, A/S	5,768	161,864
Moneta Money Bank AS±	10,896	39,554
		259,368
Greece — 0.3%
Alpha Services & Holdings SA*	127,150	110,861
Autohellas Tourist and Trading SA	1,184	10,236
Bank of Greece	859	13,503
Eurobank Ergasias Services &
Holdings SA*	150,057	132,595
Fourlis Holdings SA	3,046	9,193
Hellenic Petroleum Holdings SA	5,260	34,562
LAMDA Development SA*	4,332	25,423
Motor Oil Hellas Corinth Refineries SA	2,176	40,248
National Bank of Greece SA*	44,182	130,706
Piraeus Financial Holdings SA*	10,411	10,225
		517,552
Hong Kong — 0.1%
BOC Aviation Ltd.±	3,100	26,055
Jinmao Property Services Co. Ltd.*	6,646	4,065
Untrade CTEG@§	98,000	—
Untrade.Lumena New Materials§	5,599	—
Vnet Group, Inc., ADR*	9,629	58,159
Yuexiu Property Co. Ltd.	135,006	173,085
		261,364
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	44,543	343,550
Opus Global Nyrt*	14,974	6,562
		350,112
India — 15.2%
ACC Ltd.	5,835	157,009
Adani Enterprises Ltd.	1,614	44,758
Adani Transmission Ltd.*	664	20,785
Aditya Birla Capital Ltd.*	44,000	49,810
Advanced Enzyme Technologies Ltd.	3,035	10,215
Alembic Pharmaceuticals Ltd.	5,197	47,862
Allcargo Logistics Ltd.	4,985	16,721
Amara Raja Batteries Ltd.	6,020	34,951
Ambuja Cements Ltd.	46,643	214,455
Apollo Tyres Ltd.	31,532	73,747
Arvind Fashions Ltd.*	1,493	4,799
Arvind Ltd.*	13,452	15,501
Aster DM Healthcare Ltd.*±	9,764	22,008
Aurobindo Pharma Ltd.	25,561	165,719
Axis Bank Ltd.*	120,755	970,811
Axis Bank Ltd., GDR*	11,689	469,898
Bajaj Holdings & Investment Ltd.	3,057	175,277
Balrampur Chini Mills Ltd.	14,783	67,202
Bandhan Bank Ltd.±	42,966	143,116
Bank of Baroda	84,475	104,614
Bank of India*	26,524	14,845
Bharat Electronics Ltd.	88,362	260,982
Bharat Heavy Electricals Ltd.*	96,730	55,119
Birla Corp. Ltd.	3,237	35,660
Birlasoft Ltd.	2,054	9,233
Bombay Burmah Trading Co.	684	7,838
Brigade Enterprises Ltd.	1,061	5,964
Camlin Fine Sciences Ltd.*	4,352	5,924
Can Fin Homes Ltd.	2,104	11,403
Canara Bank	25,002	57,287
Ceat Ltd.	3,536	41,820
Central Bank of India Ltd.*	45,284	9,719
Century Textiles & Industries Ltd.	3,788	38,852
Chambal Fertilizers and
Chemicals Ltd.	14,403	48,531
Cholamandalam Financial
Holdings Ltd.	8,070	59,867
Cipla Ltd.	32,099	371,503
City Union Bank Ltd.	30,829	52,310
Cochin Shipyard Ltd.±	3,997	15,713
Container Corp. Of India Ltd.	7,508	56,372
The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Cosmo Films Ltd.	1,244	$15,637
CreditAccess Grameen Ltd.*	1,344	17,104
CSB Bank Ltd.*	3,753	9,143
Cyient Ltd.	6,750	64,617
Dalmia Bharat Ltd.	5,315	86,163
DCB Bank Ltd.	19,962	18,781
DCM Shriram Ltd.	2,904	34,667
Deepak Fertilisers & Petrochemicals Corp. Ltd.	4,535	34,266
Dhampur Bio Organics Ltd.*<>	2,664	1,390
Dhampur Sugar Mills Ltd.	2,664	7,185
Dilip Buildcon Ltd.±	2,860	6,899
Dishman Carbogen Amcis Ltd.*	5,292	7,559
DLF Ltd.	37,826	149,896
eClerx Services Ltd.	1,015	24,561
Edelweiss Financial Services Ltd.	37,825	24,643
EID Parry India Ltd.	7,288	48,764
Engineers India Ltd.	18,093	13,059
EPL Ltd.	5,342	10,113
Equitas Small Finance Bank Ltd.*±	16,074	7,958
Escorts Kubota Ltd.	1,712	31,323
Exide Industries Ltd.	26,178	45,529
FDC Ltd.*	3,013	9,080
Federal Bank Ltd.	161,831	185,966
Finolex Cables Ltd.	3,726	17,622
Finolex Industries Ltd.	15,431	26,545
Firstsource Solutions Ltd.	20,730	27,011
Fortis Healthcare Ltd.*	26,126	78,902
GAIL India Ltd.	173,622	296,579
Gateway Distriparks Ltd.	25,136	21,500
General Insurance Corp. of India±	7,543	10,936
GHCL Ltd.	5,527	39,434
Glenmark Pharmaceuticals Ltd.	12,966	63,211
Godawari Power and Ispat Ltd.	2,480	7,882
Godfrey Phillips India Ltd.	794	10,627
Granules India Ltd.	17,305	59,887
Grasim Industries Ltd.	22,682	377,973
Great Eastern Shipping Co. Ltd. (The)	8,516	42,471
Gujarat Alkalies & Chemicals Ltd.	2,551	22,163
Gujarat Ambuja Exports Ltd.	4,383	15,623
Gujarat Fluorochemicals Ltd.	3,596	127,042
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	8,633	62,518
Gujarat Pipavav Port Ltd.	19,498	18,801
Gujarat State Fertilizers & Chemicals Ltd.	11,602	19,297
Gujarat State Petronet Ltd.	23,082	64,433
Hero MotoCorp Ltd.	9,748	336,979
HIL Ltd.	334	15,035
Himadri Speciality Chemical Ltd.	10,592	7,974
Hindalco Industries Ltd.	170,691	729,904
Hinduja Global Solutions Ltd.	1,226	16,464
Hindustan Aeronautics Ltd.	2,011	45,021
Housing Development Finance Corp. Ltd.	36,219	987,931
ICICI Bank Ltd.	5,036	45,034
ICICI Bank Ltd., ADR	89,109	1,580,794
IDFC First Bank Ltd.*	114,324	45,673
IDFC Ltd.	76,058	47,577
IIFL Finance Ltd.	5,565	22,761
IIFL Securities Ltd.	25,376	22,364
IIFL Wealth Management Ltd.	665	12,505
India Cements Ltd. (The)	18,543	36,700
India Glycols Ltd.	934	8,835
Indiabulls Housing Finance Ltd.	31,451	37,714
Indian Bank	12,211	23,309
Indian Overseas Bank*	76,991	16,037
Indian Railway Finance Corp. Ltd.±	47,733	11,907
Indus Towers Ltd.	55,203	146,339
IndusInd Bank Ltd.	27,891	279,696
Infibeam Avenues Ltd.	77,058	13,417
Info Edge India Ltd.	2,222	106,659
IRCON International Ltd.±	18,858	8,620
Jindal Poly Films Ltd.	769	9,587
Jindal Saw Ltd.	14,261	14,203
Jindal Stainless Hisar Ltd.*	10,916	28,226
Jindal Stainless Ltd.*	17,881	22,563
Jindal Steel & Power Ltd.	46,366	191,517
JK Lakshmi Cement Ltd.	2,815	14,900
JK Paper Ltd.	10,798	40,472
JK Tyre & Industries Ltd.	10,161	13,066
JM Financial Ltd.	40,467	31,462
JSW Energy Ltd.	32,770	86,311
JSW Steel Ltd.	89,380	635,158
Jubilant Pharmova Ltd.	9,690	41,731
Kalpataru Power Transmission Ltd.	5,415	24,383
Karnataka Bank Ltd. (The)	41,191	33,955
Karur Vysya Bank Ltd. (The)	36,209	20,541
Kaveri Seed Co. Ltd.	2,043	13,109
KEC International Ltd.	4,918	24,228
KEI Industries Ltd.	1,528	22,257
KNR Constructions Ltd.	3,786	11,170
KPR Mill Ltd.	6,160	40,405
KRBL Ltd.	2,340	6,431
L&T Finance Holdings Ltd.*	78,972	67,500
Larsen & Toubro Ltd.	17,099	336,903
Larsen & Toubro Ltd., GDR	33,502	659,989
LIC Housing Finance Ltd.	24,147	99,588
LT Foods Ltd.	16,533	15,764
Lupin Ltd.	22,898	176,579
Maharashtra Seamless Ltd.	1,558	12,370
Mahindra & Mahindra Financial Services Ltd.	54,856	121,246
Mahindra & Mahindra Ltd.	65,830	908,604
Mahindra & Mahindra Ltd., GDR	4,830	65,688
Mahindra CIE Automotive Ltd.	6,907	20,260
Manappuram Finance Ltd.	34,315	36,891
Meghmani Organics Ltd.	7,232	11,369
MOIL Ltd.	5,661	10,043
Motilal Oswal Financial Services Ltd.	1,768	17,051
Mphasis Ltd.	1,705	49,397
MRF Ltd.	175	156,059

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Muthoot Finance Ltd.	4,096	$50,751
National Aluminium Co. Ltd.	68,435	59,490
Nava Bharat Ventures Ltd.	6,116	13,638
NCC Ltd.	30,074	20,602
NESCO Ltd.	965	6,757
Nilkamal Ltd.	322	7,829
NMDC Ltd.	47,585	65,076
NOCIL Ltd.	7,374	23,484
Oberoi Realty Ltd.*	9,011	83,295
Orient Cement Ltd.	6,133	9,012
PCBL Ltd.	11,386	15,153
Persistent Systems Ltd.	3,457	149,316
Petronet LNG Ltd.	63,915	174,047
Phoenix Mills Ltd. (The)	4,600	68,325
Piramal Enterprises Ltd.	6,545	137,824
PNB Housing Finance Ltd.*±	4,224	17,520
PNC Infratech Ltd.	4,201	12,820
Polyplex Corp. Ltd.	1,545	43,001
Power Finance Corp. Ltd.	97,509	128,843
Prestige Estates Projects Ltd.	14,610	71,410
PTC India Ltd.	17,788	17,152
Punjab National Bank	115,447	42,394
Quess Corp. Ltd.±	2,433	18,947
Rain Industries Ltd.	17,328	32,035
Rajesh Exports Ltd.	7,411	58,370
Rallis India Ltd.	3,389	8,068
Ramco Cements Ltd. (The)*	5,904	47,544
Rashtriya Chemicals & Fertilizers Ltd.	16,695	16,447
Raymond Ltd.	3,276	36,256
REC Ltd.	93,608	146,743
Redington India Ltd.	57,900	92,306
Reliance Industries Ltd.	206,554	6,771,576
Reliance Power Ltd.*	223,846	32,738
RITES Ltd.	2,755	8,198
Shilpa Medicare Ltd.	2,237	10,976
Shipping Corp. of India Ltd.	14,166	17,463
Shriram City Union Finance Ltd.	2,635	55,379
Shriram Transport Finance Co. Ltd.	16,232	260,830
Sobha Ltd.	6,105	44,451
Star Cement Ltd.*	7,280	7,909
State Bank of India	69,305	408,603
State Bank of India, GDR	7,560	439,992
Steel Authority of India Ltd.	89,762	77,916
Strides Pharma Science Ltd.	5,470	22,795
Sun Pharmaceutical Industries Ltd.	38,050	400,387
Sun TV Network Ltd.	5,489	28,914
Sundaram Finance Ltd.	1,330	29,679
Sundaram-Clayton Ltd.	221	12,146
Sunteck Realty Ltd.	5,951	37,527
Surya Roshni Ltd.	773	3,489
Tata Chemicals Ltd.	13,719	137,785
Tata Coffee Ltd.	1,997	4,896
Tata Consumer Products Ltd.	32,805	292,752
Tata Motors Ltd.*	165,009	858,763
Tata Motors Ltd., ADR*@	2,406	62,243
Tata Steel Ltd.	43,014	470,868
Tata Steel Ltd., GDR	6,923	75,115
Techno Electric & Engineering Co. Ltd.	2,836	10,267
Thirumalai Chemicals Ltd.	4,154	12,919
Tube Investments of India Ltd.	2,032	47,596
TV18 Broadcast Ltd.*	55,772	27,366
Uflex Ltd.	3,166	23,212
Union Bank of India Ltd.	36,541	15,824
UPL Ltd.	40,601	325,744
Usha Martin Ltd.*	14,837	22,864
VA Tech Wabag Ltd.*	2,558	7,626
Vardhman Textiles Ltd.	8,165	27,450
Varroc Engineering Ltd.*±	3,632	13,685
Vedanta Ltd.	58,464	165,163
Venky's India Ltd.	673	16,181
Welspun Corp. Ltd.	11,246	31,051
Welspun India Ltd.	31,063	27,514
West Coast Paper Mills Ltd.	3,247	13,961
Wipro Ltd.	31,859	167,661
Wockhardt Ltd.*	5,344	14,089
Yes Bank Ltd.*	193,770	31,039
Zee Entertainment Enterprises Ltd.	70,032	189,596
Zensar Technologies Ltd.	5,610	19,429
Zydus Lifesciences Ltd.	4,272	19,204
Zydus Wellness Ltd.	1,266	26,243
		28,432,714
Indonesia — 2.1%
Adaro Energy Indonesia Tbk PT	1,844,400	354,085
Astra Agro Lestari Tbk PT	61,744	40,617
Astra International Tbk PT	1,370,000	609,246
Astra Otoparts Tbk PT	19,600	1,500
Bank Mandiri Persero Tbk PT	710,600	378,017
Bank Maybank Indonesia Tbk PT	568,800	10,309
Bank Negara Indonesia Persero Tbk PT	499,366	263,133
Bank Pan Indonesia Tbk PT*	626,700	71,094
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	173,300	15,995
Bank Pembangunan Daerah Jawa Timur Tbk PT	403,000	20,018
Bank Tabungan Negara Persero Tbk PT	405,590	39,613
BISI International Tbk PT	94,000	10,474
Buana Lintas Lautan Tbk PT*	1,041,300	10,834
Bukit Asam Tbk PT	339,600	87,080
Bumi Serpong Damai Tbk PT*	435,700	26,614
Ciputra Development Tbk PT	924,577	53,374
Delta Dunia Makmur Tbk PT*	589,400	13,768
Erajaya Swasembada Tbk PT	1,042,500	36,739
Gudang Garam Tbk PT	38,200	79,939
Hanson International Tbk PT*§	5,335,700	—
Indah Kiat Pulp & Paper Tbk PT	294,700	150,342
Indika Energy Tbk PT*	180,500	28,231
Indo Tambangraya Megah Tbk PT	52,800	108,719
Indocement Tunggal Prakarsa Tbk PT	78,800	50,118
Indofood Sukses Makmur Tbk PT	407,500	192,843
Japfa Comfeed Indonesia Tbk PT	567,600	58,675
Link Net Tbk PT	34,800	10,909

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Indonesia (Continued)
Lippo Karawaci Tbk PT*	3,192,872	$24,004
Medco Energi Internasional Tbk PT*	1,248,052	53,198
Media Nusantara Citra Tbk PT	629,000	39,477
Mitra Adiperkasa Tbk PT*	645,700	42,476
MNC Vision Networks Tbk PT*	1,301,600	9,960
Pabrik Kertas Tjiwi Kimia Tbk PT	133,200	57,670
Panin Financial Tbk PT*	1,598,900	45,936
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	296,500	23,087
PP Persero Tbk PT*	442,900	28,095
Ramayana Lestari Sentosa Tbk PT	70,400	2,764
Sawit Sumbermas Sarana Tbk PT	240,200	19,509
Semen Indonesia Persero Tbk PT	243,400	116,410
Sri Rejeki Isman Tbk PT*§	996,900	—
Summarecon Agung Tbk PT*	932,100	35,663
Surya Semesta Internusa Tbk PT*	393,100	10,291
Timah Tbk PT	281,100	27,360
Tunas Baru Lampung Tbk PT	317,700	16,847
United Tractors Tbk PT	182,800	348,483
Vale Indonesia Tbk PT	184,400	69,935
Waskita Karya Persero Tbk PT*	1,467,673	54,185
Wijaya Karya Persero Tbk PT*	459,200	29,899
XL Axiata Tbk PT	426,800	74,488
		3,852,023
Korea — 12.2%
AMOREPACIFIC Group	612	17,581
Aprogen Medicines, Inc.*	11,871	15,634
Aprogen pharmaceuticals, Inc.*	18,660	8,508
Asia Paper Manufacturing Co. Ltd.	567	15,131
BGF Co. Ltd.	4,970	15,866
Binggrae Co. Ltd.	417	14,870
BNK Financial Group, Inc.	20,319	105,007
Chongkundang Holdings Corp.	196	8,559
CJ CheilJedang Corp.	860	251,032
CJ Corp.	1,381	82,643
CJ ENM Co. Ltd.	392	28,289
CJ Logistics Corp.*	649	56,982
Com2uSCorp	128	7,068
Cuckoo Homesys Co. Ltd.	408	8,893
Dae Han Flour Mills Co. Ltd.	157	16,747
Daesang Corp.	2,426	38,303
Daewoo Engineering & Construction Co. Ltd.*	18,960	85,279
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	3,481	64,344
Daihan Pharmaceutical Co. Ltd.	296	5,756
Daishin Securities Co. Ltd.	3,671	42,834
Daou Technology, Inc.	2,149	28,882
DB Insurance Co. Ltd.	5,076	239,648
DGB Financial Group, Inc.	20,001	117,227
DL E&C Co. Ltd.	3,846	122,779
DL Holdings Co. Ltd.	1,534	83,765
DN Automotive Corp.	17	727
Dong-A ST Co. Ltd.	233	10,462
Dongkuk Steel Mill Co. Ltd.	6,894	68,229
Dongwha Pharm Co. Ltd.	736	5,493
Dongwon F&B Co. Ltd.	128	14,640
Dongwon Industries Co. Ltd.	143	24,670
Doosan Bobcat, Inc.	4,635	103,167
Doosan Co. Ltd.	633	34,127
DoubleUGames Co. Ltd.	504	14,906
E-MART, Inc.	1,350	109,693
Easy Holdings Co. Ltd.	5,023	14,469
Eugene Corp.	5,295	15,660
Eugene Investment & Securities Co. Ltd.	8,694	18,079
Fila Holdings Corp.	2,627	56,854
Green Cross Holdings Corp.	1,234	18,628
GS Engineering & Construction Corp.	5,639	137,023
GS Holdings Corp.	4,562	147,042
GS Retail Co. Ltd.	2,919	57,665
Halla Holdings Corp.	1,090	30,767
Hana Financial Group, Inc.	22,264	674,745
Handok, Inc.	492	6,574
Handsome Co. Ltd.	1,312	31,022
Hanil Holdings Co. Ltd.	1,021	8,571
Hanjin Transportation Co. Ltd.	1,142	24,451
Hankook Tire & Technology Co. Ltd.	6,064	153,888
Hansol Paper Co. Ltd.	2,232	21,574
Hansol Technics Co. Ltd.*	1,664	6,728
Hanwha Aerospace Co. Ltd.	3,025	113,461
Hanwha Corp.	3,953	78,701
Hanwha General Insurance Co. Ltd.*	8,055	26,118
Hanwha Investment & Securities Co. Ltd.	13,449	33,768
Hanwha Life Insurance Co. Ltd.*	20,246	34,695
Hanwha Solutions Corp.*	9,139	266,765
HD Hyundai Co. Ltd.	3,175	145,252
HDC Holdings Co. Ltd.	2,781	14,201
HDC Hyundai Development Co.- Engineering & Construction	2,554	21,932
HMM Co. Ltd.	3,937	74,592
HS Industries Co. Ltd.	3,615	13,086
Hy-Lok Corp.	918	13,186
Hyosung Corp.	657	40,683
Hyosung Heavy Industries Corp.*	306	14,848
Hyosung TNC Corp.	190	50,193
Hyundai Construction Equipment Co. Ltd.	1,558	53,937
Hyundai Department Store Co. Ltd.	1,286	69,431
Hyundai Doosan Infracore Co. Ltd.*	10,482	43,917
Hyundai Engineering & Construction Co. Ltd.	4,831	153,852
Hyundai Futurenet Co. Ltd.	3,997	7,619
Hyundai Glovis Co. Ltd.	307	42,442
Hyundai Greenfood Co. Ltd.	5,396	32,374
Hyundai Home Shopping Network Corp.	716	27,903
Hyundai Livart Furniture Co. Ltd.	1,625	13,704
Hyundai Marine & Fire Insurance Co. Ltd.	5,895	140,519
Hyundai Mobis Co. Ltd.	3,743	573,673
Hyundai Motor Co.	7,019	975,762

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Hyundai Motor Securities Co. Ltd.	1,658	$12,463
Hyundai Steel Co.	5,647	139,609
Hyundai Wia Corp.	941	40,440
Industrial Bank of Korea	21,945	162,593
Innocean Worldwide, Inc.	407	14,357
INTOPS Co. Ltd.	1,491	29,914
IS Dongseo Co. Ltd.	610	18,323
JB Financial Group Co. Ltd.	11,834	66,990
KB Financial Group, Inc., ADR*@	28,731	1,068,793
KC Co. Ltd.	887	12,775
KC Tech Co. Ltd.	463	6,437
KCC Corp.	293	64,878
KCC Glass Corp.*	444	16,534
Kia Corp.	18,657	1,110,741
KISWIRE Ltd.	1,072	17,297
KIWOOM Securities Co. Ltd.	1,398	89,044
Kolmar Korea Holdings Co. Ltd.	830	11,155
Kolon Industries, Inc.	1,930	77,592
Korea Asset In Trust Co. Ltd.	5,452	14,823
Korea Electric Terminal Co. Ltd.	682	28,312
Korea Investment Holdings Co. Ltd.	3,650	173,448
Korea Line Corp.*	16,631	33,559
Korea Petrochemical Ind Co. Ltd.	384	36,229
Korea Real Estate Investment & Trust Co. Ltd.	13,613	17,876
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	2,470	178,630
Korean Reinsurance Co.	8,995	58,193
KT Skylife Co. Ltd.	3,507	22,121
KT&G Corp.	5,544	350,983
Kumho Petrochemical Co. Ltd.	1,118	119,687
Kumho Tire Co., Inc.*	7,034	18,853
Kwang Dong Pharmaceutical Co. Ltd.	5,019	24,082
Kyobo Securities Co. Ltd.	2,156	10,544
LF Corp.	1,623	19,375
LG Corp.	5,347	320,804
LG Display Co. Ltd.	12,166	136,333
LG Display Co. Ltd., ADR@	28,889	161,201
LG Electronics, Inc.	10,656	724,680
LG HelloVision Co. Ltd.	4,225	17,702
LG Uplus Corp.*	15,900	156,134
Lotte Chemical Corp.	1,056	146,396
Lotte Chilsung Beverage Co. Ltd.	274	36,930
Lotte Confectionery Co. Ltd.	72	6,599
Lotte Corp.	1,582	45,447
LOTTE Fine Chemical Co. Ltd.	1,517	76,528
Lotte Food Co. Ltd.<>	34	8,741
LOTTE Himart Co. Ltd.	1,461	18,904
Lotte Shopping Co. Ltd.	641	51,343
LS Corp.	1,543	75,581
LS Electric Co. Ltd.	596	26,440
LX Hausys Ltd.	666	21,774
LX Holdings Corp.*	2,593	18,293
LX International Corp.	3,459	86,715
Maeil Dairies Co. Ltd.	341	15,206
Mando Corp.	1,762	64,528
Meritz Financial Group, Inc.	748	14,892
Meritz Securities Co. Ltd.	31,284	109,388
Mirae Asset Securities Co. Ltd.	28,671	146,181
MK Electron Co. Ltd.	1,843	15,117
Muhak Co. Ltd.	2,076	10,601
Namyang Dairy Products Co. Ltd.	41	11,557
Neowiz*	634	11,280
Netmarble Corp.±	514	27,276
Nexen Corp.	2,630	7,181
Nexen Tire Corp.	5,151	20,986
NH Investment & Securities Co. Ltd.	10,116	70,510
NHN Corp.*	2,376	51,147
NICE Holdings Co. Ltd.	708	8,070
Nong Shim Holdings Co. Ltd.	185	9,689
NongShim Co. Ltd.	255	52,536
OCI Co. Ltd.	1,446	159,813
Orion Holdings Corp.	2,572	29,714
Ottogi Corp.	38	12,409
Pan Ocean Co. Ltd.	22,750	104,078
Poongsan Corp.	1,950	37,246
POSCO Holdings, Inc.	984	174,686
POSCO Holdings, Inc., ADR	17,853	794,816
Posco International Corp.	4,654	69,000
Power Logics Co. Ltd.*	2,246	10,033
S-MAC Co. Ltd.*§	1,981	3,873
Sajo Industries Co. Ltd.	327	11,484
Samsung C&T Corp.	4,716	446,756
Samsung Card Co. Ltd.	2,083	48,931
Samsung Electronics Co. Ltd.	11,336	497,653
Samsung Electronics Co. Ltd., GDR	1,132	1,235,012
Samsung Fire & Marine Insurance Co. Ltd.	3,009	465,811
Samsung Heavy Industries Co. Ltd.*	37,160	173,722
Samsung Life Insurance Co. Ltd.	4,444	214,259
Samsung Securities Co. Ltd.	4,339	111,783
Samyang Corp.	427	13,368
Samyang Holdings Corp.	409	22,460
Sangsangin Co. Ltd.	4,957	32,566
SeAH Steel Holdings Corp.	235	25,067
Sebang Co. Ltd.	1,306	10,411
Sebang Global Battery Co. Ltd.	697	28,290
Seohan Co. Ltd.	5,607	5,700
Seoul Semiconductor Co. Ltd.	1,842	14,896
Shinhan Financial Group Co. Ltd.	23,813	679,507
Shinhan Financial Group Co. Ltd., ADR@	5,343	152,596
Shinsegae, Inc.	629	105,608
Shinyoung Securities Co. Ltd.	511	21,725
SK Chemicals Co. Ltd.	702	49,795
SK Discovery Co. Ltd.	1,247	33,566
SK Gas Ltd.	364	34,062
SK Hynix, Inc.	28,760	2,015,681
SK Innovation Co. Ltd.*	2,554	377,671
SK Networks Co. Ltd.	12,838	41,528
SK Securities Co. Ltd.	36,346	20,659
SK, Inc.	2,543	421,091
SL Corp.	1,820	44,014
SNT Motiv Co. Ltd.	1,086	35,924

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Songwon Industrial Co. Ltd.	1,925	$29,429
Soulbrain Holdings Co. Ltd.	523	7,754
Spigen Korea Co. Ltd.	361	10,134
Suheung Co. Ltd.	475	11,963
Sungwoo Hitech Co. Ltd.	3,959	13,294
Sunjin Co. Ltd.	941	7,284
Taekwang Industrial Co. Ltd.	36	25,120
Taeyoung Engineering & Construction Co. Ltd.	2,546	13,334
Theragen Etex Co. Ltd.*	2,386	7,314
TKG Huchems Co. Ltd.	548	8,336
Toptec Co. Ltd.*	1,934	10,650
TY Holdings Co. Ltd.*	2,455	35,547
Unid Co. Ltd.	672	49,893
WiSoL Co. Ltd.	914	6,089
Wonik Holdings Co. Ltd.*	5,077	14,878
Woori Financial Group, Inc.	38,312	357,036
Young Poong Corp.	46	18,564
Youngone Corp.	2,083	61,604
Youngone Holdings Co. Ltd.	787	28,397
Yuanta Securities Korea Co. Ltd.	11,552	24,156
		22,745,475
Malaysia — 1.9%
Aeon Co. M Bhd	64,400	19,287
Alliance Bank Malaysia Bhd	118,600	85,570
AMMB Holdings Bhd	177,687	150,374
Bank Islam Malaysia Bhd	31,600	19,215
Batu Kawan Bhd	16,500	86,403
Boustead Plantations Bhd	55,720	10,430
Bumi Armada Bhd*	264,700	23,122
Cahya Mata Sarawak Bhd	68,100	15,142
CIMB Group Holdings Bhd	518,078	583,021
DRB-Hicom Bhd	119,100	32,427
Ekovest Bhd*	165,800	14,859
Gamuda Bhd	148,628	120,723
Genting Bhd	144,900	149,256
Genting Malaysia Bhd	182,600	117,659
Genting Plantations Bhd	6,500	9,512
HAP Seng Consolidated Bhd	12,400	20,059
Hengyuan Refining Co. Bhd*	9,900	10,894
Hibiscus Petroleum Bhd	140,200	31,809
Hong Leong Financial Group Bhd	27,121	113,837
IJM Corp. Bhd	250,560	98,348
IOI Properties Group Bhd	50,050	11,356
Lotte Chemical Titan Holding Bhd±	36,723	16,414
Magnum Bhd	86,961	32,950
Mah Sing Group Bhd	205,885	28,028
Malayan Banking Bhd	281,591	548,807
Malaysia Airports Holdings Bhd*	31,300	46,870
Malaysia Building Society Bhd	205,001	26,977
Malaysian Resources Corp. Bhd	136,329	10,826
Matrix Concepts Holdings Bhd	42,800	22,917
Mega First Corp. Bhd	12,800	10,135
MISC Bhd	94,320	151,939
MKH Bhd	36,950	10,144
Oriental Holdings Bhd	25,760	38,691
OSK Holdings Bhd	74,455	14,697
PPB Group Bhd	37,500	134,940
RHB Bank Bhd	187,931	244,321
Sarawak Oil Palms Bhd	20,500	18,651
Sime Darby Bhd	293,600	141,887
Sime Darby Property Bhd	308,000	31,446
SP Setia Bhd Group	143,480	22,137
Sunway Bhd	96,197	37,104
Ta Ann Holdings Bhd	12,260	11,071
United Malacca Bhd	14,600	18,219
UOA Development Bhd	14,100	5,407
WCT Holdings Bhd	115,937	11,837
Yinson Holdings Bhd	96,880	43,961
YTL Corp. Bhd	464,943	61,711
		3,465,390
Mexico — 2.3%
ALEATICA SAB de CV*	17,691	14,516
Alfa SAB de CV, Class A	260,453	185,210
Alpek SAB de CV	27,384	37,693
Arca Continental SAB de CV	21,120	139,295
Banco del Bajio SA±	52,670	105,997
Cemex SAB de CV*	605,139	236,224
Coca-Cola Femsa SAB de CV	24,353	134,992
Consorcio ARA SAB de CV	72,788	12,632
Corp. Actinver SAB de CV	15,700	9,650
El Puerto de Liverpool SAB de CV, Series C1	8,547	37,007
Fomento Economico Mexicano SAB de CV	49,844	336,424
GCC SAB de CV	9,847	61,008
Genomma Lab Internacional SAB de CV, Series B	44,530	44,642
Gentera SAB de CV	67,054	53,851
Grupo Carso SAB de CV, Series A1	24,499	90,652
Grupo Comercial Chedraui SA de CV	28,843	77,997
Grupo Elektra SAB de CV	420	24,248
Grupo Financiero Banorte SAB de CV, Class O	107,375	600,162
Grupo Financiero Inbursa SAB de CV, Class O*	113,739	182,010
Grupo Herdez SAB de CV	6,882	8,843
Grupo Hotelero Santa Fe SAB de CV*	22,600	4,271
Grupo Mexico SAB de CV, Series B	158,955	662,474
Grupo Sanborns SAB de CV*	34,641	36,175
Grupo Televisa SAB	189,926	311,199
Industrias Bachoco SAB de CV, ADR	639	27,701
Industrias Bachoco SAB de CV, Series B	5,634	20,180
Industrias CH SAB de CV, Series B*	23,916	262,880
Industrias Penoles SAB de CV	8,090	75,032
La Comer SAB de CV	31,211	57,007
Megacable Holdings SAB de CV	33,791	82,035
Minera Frisco SAB de CV, Class A1*	52,254	7,666
Nemak SAB de CV*±	122,975	24,461

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Mexico (Continued)
Orbia Advance Corp. SAB de CV	64,269	$150,849
Organizacion Soriana SAB de CV,
Class B	57,868	63,596
Promotora y Operadora de
Infraestructura SAB de CV	11,129	81,829
Promotora y Operadora de
Infraestructura SAB de CV, Class L	1,600	6,524
Unifin Financiera SAB de CV*	10,214	8,741
		4,275,673
Philippines — 0.7%
AC Energy Corp.	37,650	5,505
Alliance Global Group, Inc.	253,300	40,539
Ayala Corp.	12,550	136,946
Ayala Land, Inc.	38,300	17,762
Bank of the Philippine Islands	26,779	41,300
BDO Unibank, Inc.	94,817	190,548
Belle Corp.*	176,000	3,809
CEMEX Holdings Philippines, Inc.*±	324,537	3,777
China Banking Corp.	74,676	36,533
Cosco Capital, Inc.	257,000	20,145
DMCI Holdings, Inc.	385,900	61,901
Filinvest Land, Inc.	1,435,000	22,966
First Philippine Holdings Corp.	26,510	29,169
GT Capital Holdings, Inc.	3,472	30,878
JG Summit Holdings, Inc.	152,183	134,788
LT Group, Inc.	132,300	19,490
Megaworld Corp.	1,004,700	39,468
Metropolitan Bank & Trust Co.	133,237	115,827
Puregold Price Club, Inc.	55,500	30,382
Rizal Commercial Banking Corp.	47,790	16,827
Robinsons Land Corp.	247,455	77,587
Robinsons Retail Holdings, Inc.	43,490	39,864
San Miguel Corp.	41,650	81,732
Security Bank Corp.	37,690	62,651
Top Frontier Investment
Holdings, Inc.*	4,630	9,810
Union Bank of the Philippines	42,739	58,918
Vista Land & Lifescapes, Inc.	491,200	17,688
		1,346,810
Poland — 0.8%
AB SA	845	8,674
Alior Bank SA*	8,160	49,527
Amica SA	306	5,121
Asseco Poland SA	3,975	66,968
Bank Handlowy w Warszawie SA	1,701	21,332
Bank Millennium SA*	9,833	8,527
Ciech SA	1,973	16,510
Cyfrowy Polsat SA	10,765	50,974
Develia SA	16,364	8,398
Echo Investment SA	1,732	1,272
Enea SA*	15,105	32,880
Famur SA*	51,375	31,389
Grupa Azoty SA*	5,354	53,738
Grupa Lotos SA	8,588	131,693
Jastrzebska Spolka Weglowa SA*	4,372	62,750
KGHM Polska Miedz SA	7,860	208,541
Lubelski Wegiel Bogdanka SA*	1,684	21,419
mBank SA*	1,049	52,574
PGE Polska Grupa Energetyczna SA*	69,342	164,868
Polski Koncern Naftowy Orlen SA	28,356	433,559
Tauron Polska Energia SA*	66,763	51,293
		1,482,007
Russia — 0.0%
Gazprom PJSC, ADR§	162,760	—
Lukoil PJSC, ADR§	15,271	—
RusHydro PJSC, ADR§	61,905	—
VTB Bank PJSC, GDR*§	92,145	—
		—
Singapore — 0.0%
China XLX Fertiliser Ltd.	24,000	18,321

South Africa — 3.4%
Absa Group Ltd.	57,554	546,929
Adcock Ingram Holdings Ltd.	3,460	10,562
Aeci Ltd.	11,902	69,823
African Rainbow Minerals Ltd.	9,314	122,374
AngloGold Ashanti Ltd., ADR	6,179	91,387
Aspen Pharmacare Holdings Ltd.	21,622	184,791
Astral Foods Ltd.	5,245	60,736
Barloworld Ltd.	20,449	112,811
DataTec Ltd.	21,291	53,906
Exxaro Resources Ltd.	14,928	181,847
Gold Fields Ltd., ADR	38,116	347,618
Grindrod Ltd.	33,342	18,445
Grindrod Shipping Holdings Ltd.@	905	16,132
Harmony Gold Mining Co. Ltd.,
ADR@	25,436	79,615
Impala Platinum Holdings Ltd.	50,118	558,025
Investec Ltd.	21,333	115,223
KAP Industrial Holdings Ltd.	75,439	20,403
Lewis Group Ltd.	3,337	10,051
Life Healthcare Group Holdings Ltd.	71,565	78,785
Metair Investments Ltd.	23,331	35,135
Momentum Metropolitan Holdings	100,980	88,512
Motus Holdings Ltd.	14,664	96,445
Mpact Ltd.	15,365	29,278
MTN Group Ltd.	44,710	362,874
Murray & Roberts Holdings Ltd.*	24,454	16,910
Naspers Ltd.	95	13,826
Nedbank Group Ltd.	26,249	334,406
Netcare Ltd.	23,365	20,494
Oceana Group Ltd.	7,336	20,066
Old Mutual Ltd.	280,462	190,150
Omnia Holdings Ltd.	16,030	71,604
Pepkor Holdings Ltd.±	100,821	118,491
PPC Ltd.*	147,503	26,021
Raubex Group Ltd.	16,897	35,625
Reunert Ltd.	14,953	36,765
RFG Holdings Ltd.	12,062	8,193
Royal Bafokeng Platinum Ltd.	7,872	70,887
Sappi Ltd.*	46,866	155,157
Sasol Ltd.*	25,120	573,898

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
South Africa (Continued)
Sasol Ltd., ADR*@	3,934	$90,718
Sibanye Stillwater Ltd.	156,072	390,162
Sibanye Stillwater Ltd., ADR@	668	6,660
Standard Bank Group Ltd.	66,138	630,819
Super Group Ltd.	41,508	75,036
Telkom SA SOC Ltd.*	28,405	63,833
Tiger Brands Ltd.@	756	6,600
Wilson Bayly Holmes-Ovcon Ltd.	5,488	27,284
		6,275,312
Taiwan — 17.8%
AcBel Polytech, Inc.	11,000	10,655
Acer, Inc.	187,884	137,121
Acter Group Corp. Ltd.	2,000	11,603
Advanced International
Multitech Co. Ltd.	8,000	20,798
Alpha Networks, Inc.	24,973	21,501
Altek Corp.	13,000	15,106
Ambassador Hotel (The)*	20,000	21,827
AmTRAN Technology Co. Ltd.	70,763	30,106
Apex International Co. Ltd.	15,000	34,961
Arcadyan Technology Corp.*	7,000	28,251
Ardentec Corp.	39,092	47,199
ASE Technology Holding Co. Ltd.	225,000	578,136
Asia Cement Corp.	203,269	299,433
Asia Optical Co., Inc.	5,000	10,376
Asia Pacific Telecom Co. Ltd.*	125,842	30,896
Asia Polymer Corp.	31,602	29,972
Asia Vital Components Co. Ltd.	27,000	84,541
Asustek Computer, Inc.	56,000	584,795
AUO Corp.	628,000	344,272
Avermedia Technologies	11,200	8,080
Bank of Kaohsiung Co. Ltd.	45,000	20,583
Basso Industry Corp.	9,000	13,545
Bioteque Corp.	3,000	10,897
Brighton-Best International
Taiwan, Inc.	17,000	20,097
Capital Securities Corp.	184,437	86,842
Career Technology MFG. Co. Ltd.	20,400	15,197
Catcher Technology Co. Ltd.	49,000	272,739
Cathay Financial Holding Co. Ltd.	546,166	934,967
Cathay Real Estate
Development Co. Ltd.	70,000	40,846
Chang Hwa Commercial Bank Ltd.	296,496	173,010
Channel Well Technology Co. Ltd.	16,000	17,596
Cheng Loong Corp.	82,000	71,842
Cheng Shin Rubber Industry Co. Ltd.	121,000	144,060
Cheng Uei Precision Industry Co. Ltd.	44,543	49,511
Chia Hsin Cement Corp.	22,000	13,392
Chin-Poon Industrial Co. Ltd.	36,000	35,415
China Airlines Ltd.*	278,111	219,806
China Bills Finance Corp.	89,000	50,137
China Chemical &
Pharmaceutical Co. Ltd.	19,000	14,122
China Development Financial
Holding Corp.	896,559	443,251
China General Plastics Corp.	28,665	29,500
China Man-Made Fiber Corp.	115,018	30,753
China Metal Products	31,000	33,207
China Motor Corp.	22,478	46,946
China Petrochemical
Development Corp.	389,871	125,877
China Steel Corp.	887,800	849,477
Chipbond Technology Corp.	42,000	83,764
ChipMOS Technologies, Inc.	28,897	35,910
Chun Yuan Steel Industry Co. Ltd.	30,000	16,143
Chung Hung Steel Corp.	60,000	54,181
Chung-Hsin Electric & Machinery
Manufacturing Corp.	28,000	51,888
Chunghwa Precision
Test Tech Co. Ltd.	2,000	27,444
Clevo Co.	43,000	45,193
CMC Magnetics Corp.	93,595	24,081
Compal Electronics, Inc.	402,000	307,582
Compeq Manufacturing Co. Ltd.	109,000	159,100
Concord Securities Co. Ltd.	37,000	15,430
Continental Holdings Corp.	42,000	36,868
Coretronic Corp.	40,800	68,884
CTBC Financial Holding Co. Ltd.	1,475,280	1,245,381
CyberTAN Technology, Inc.	37,000	34,221
D-Link Corp.	50,640	24,695
DA CIN Construction Co. Ltd.	9,000	8,854
Da-Li Development Co. Ltd.*	12,000	12,087
Darfon Electronics Corp.	17,000	23,127
Darwin Precisions Corp.*	55,000	17,906
Depo Auto Parts Ind Co. Ltd.	12,000	29,542
Dyaco International, Inc.	7,000	9,252
Dynapack International
Technology Corp.	7,000	16,786
E.Sun Financial Holding Co. Ltd.	43,773	42,693
Eastern Media International Corp.	27,000	19,750
Edom Technology Co. Ltd.	10,000	10,863
Elite Advanced Laser Corp.	8,000	11,031
Elitegroup Computer
Systems Co. Ltd.	35,877	25,580
Ennoconn Corp.	3,116	22,427
ENNOSTAR, Inc.	36,414	62,091
Entie Commercial Bank Co. Ltd.	68,000	35,677
Eternal Materials Co., Ltd.	34,000	36,992
Eva Airways Corp.*	265,478	282,590
Everest Textile Co. Ltd.*	56,568	14,136
Evergreen International Storage &
Transport Corp.	54,000	51,941
Evergreen Marine Corp. Taiwan Ltd.	86,459	246,000
Everlight Chemical Industrial Corp.	56,000	36,161
Everlight Electronics Co. Ltd.	40,000	55,493
Excelsior Medical Co. Ltd.	11,000	25,120
Far Eastern Department Stores Ltd.	108,220	72,793
Far Eastern International Bank	250,659	94,840
Far Eastern New Century Corp.	266,338	284,849
Farglory Land Development Co. Ltd.	26,721	56,258
Feng Hsin Steel Co. Ltd.	14,000	32,206
First Financial Holding Co. Ltd.	579,774	510,874
First Steamship Co. Ltd.*	103,240	33,055

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
FLEXium Interconnect, Inc.*	24,000	$69,901
Formosa Advanced
Technologies Co. Ltd.	20,000	26,637
Formosa Chemicals & Fibre Corp.	176,000	442,168
Formosa Petrochemical Corp.	41,000	129,342
Formosa Plastics Corp.	188,000	686,028
Formosa Taffeta Co. Ltd.	28,000	25,096
Formosan Rubber Group, Inc.	20,080	14,250
Formosan Union Chemical	48,179	38,403
Foxconn Technology Co. Ltd.	58,127	96,378
FSP Technology, Inc.	8,000	9,861
Fubon Financial Holding Co. Ltd.	591,173	1,188,967
Fulltech Fiber Glass Corp.*	31,310	13,426
G Shank Enterprise Co. Ltd.	10,000	14,865
Gamania Digital
Entertainment Co. Ltd.	6,000	12,854
Gemtek Technology Corp.	47,000	45,841
General Interface Solution
Holding Ltd.	24,000	61,749
Getac Holdings Corp.	21,000	28,498
Giantplus Technology Co. Ltd.*	37,000	12,506
Gigabyte Technology Co., Ltd.	35,000	104,411
Global Brands Manufacture Ltd.	10,000	9,619
Global PMX Co. Ltd.	2,000	10,291
Gloria Material Technology Corp.	50,392	42,539
Gold Circuit Electronics Ltd.	35,000	89,579
Goldsun Building Materials Co. Ltd.	82,973	63,625
Grand Pacific Petrochemical	102,000	77,872
Great Wall Enterprise Co. Ltd.	38,839	62,112
Greatek Electronics, Inc.	16,000	33,578
Hannstar Board Corp.	38,929	41,438
HannsTouch Solution, Inc.	32,279	10,834
Hey Song Corp.	18,750	21,945
Highwealth Construction Corp.	47,900	72,816
Hiroca Holdings Ltd.	8,000	15,713
Ho Tung Chemical Corp.	108,688	33,337
Holy Stone Enterprise Co., Ltd.	10,000	33,464
Hon Hai Precision Industry Co. Ltd.	703,068	2,577,376
Hong Pu Real Estate
Development Co. Ltd.	20,000	14,260
Hong TAI Electric Industrial	13,000	9,335
Hsin Kuang Steel Co., Ltd.	7,000	9,335
HTC Corp.*	9,000	14,801
Hu Lane Associate, Inc.	5,000	21,188
HUA ENG Wire & Cable Co. Ltd.	29,000	16,483
Hua Nan Financial Holdings Co. Ltd.	475,181	361,178
Hung Ching Development &
Construction Co. Ltd.	20,000	16,110
Hung Sheng Construction Ltd.	50,688	43,727
IBF Financial Holdings Co. Ltd.	275,839	134,981
IEI Integration Corp.	8,000	12,390
Innolux Corp.	657,757	267,673
International CSRC Investment
Holdings Co.	58,604	38,138
Inventec Corp.	214,282	181,250
ITEQ Corp.	8,000	19,318
Kenda Rubber Industrial Co. Ltd.	22,000	25,601
Kindom Development Co. Ltd.	46,200	50,654
King Slide Works Co. Ltd.	2,000	27,444
King Yuan Electronics Co. Ltd.	127,100	170,986
King's Town Bank Co. Ltd.	90,000	107,152
Kinpo Electronics	138,000	60,568
Kinsus Interconnect Technology Corp.	28,000	134,192
KS Terminals, Inc.	14,000	34,513
Kuo Yang Construction Co. Ltd.	14,000	8,876
L&K Engineering Co. Ltd.	16,000	16,009
Largan Precision Co. Ltd.	7,000	406,108
Lealea Enterprise Co. Ltd.*	80,000	27,847
Lelon Electronics Corp.	10,000	18,161
Lien Hwa Industrial Holdings Corp.	44,479	83,921
Lingsen Precision Industries Ltd.*	41,000	22,683
Lite-On Technology Corp.	213,874	416,477
Longchen Paper & Packaging Co. Ltd.	89,648	50,653
Longwell Co.	12,000	20,583
Lung Yen Life Service Corp.	7,000	10,041
Macronix International Co. Ltd.	119,171	142,283
MediaTek, Inc.	2,000	43,789
Mega Financial Holding Co. Ltd.	500,850	594,616
Mercuries & Associates Holding Ltd.	42,344	27,841
Mercuries Life Insurance Co. Ltd.*	169,799	40,774
Merry Electronics Co. Ltd.	18,192	47,050
Micro-Star International Co., Ltd.	31,000	118,335
Mirle Automation Corp.	6,000	7,900
Mitac Holdings Corp.	27,637	25,515
MOSA Industrial Corp.	8,000	7,897
MPI Corp.	6,000	17,173
Namchow Holdings Co. Ltd.	7,000	10,759
Nan Ya Plastics Corp.	346,000	965,847
Nanya Technology Corp.	117,000	194,387
O-Bank Co. Ltd.	91,943	26,902
Orient Semiconductor
Electronics Ltd.*	42,485	22,933
Oriental Union Chemical Corp.*	16,000	10,063
Pan Jit International, Inc.	8,600	18,222
Pan-International Industrial Corp.	34,380	43,013
PChome Online, Inc.	4,000	9,269
Pegatron Corp.	187,249	358,962
Phison Electronics Corp.	6,000	54,686
Pixart Imaging, Inc.	8,000	26,018
POU Chen Corp.	169,133	167,805
Powertech Technology, Inc.	49,000	144,692
President Securities Corp.	86,636	54,487
Primax Electronics Ltd.	25,000	51,962
Prince Housing & Development Corp.	77,970	31,205
Prosperity Dielectrics Co. Ltd.	11,000	14,687
Qisda Corp.	158,400	152,628
Quanta Computer, Inc.	139,000	373,054
Quanta Storage, Inc.	13,000	16,243
Radiant Opto-Electronics Corp.	27,000	78,820
Radium Life Tech Co. Ltd.	101,477	31,842
Rechi Precision Co. Ltd.	16,000	9,094
Rexon Industrial Corp. Ltd.	13,000	11,717
Rich Development Co. Ltd.	19,978	5,745
Ritek Corp.*	47,211	12,147

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Ruentex Development Co. Ltd.	62,192	$153,527
Ruentex Industries Ltd.	33,420	87,221
Sampo Corp.	31,600	31,511
San Fang Chemical Industry Co. Ltd.	13,000	8,766
Sanyang Motor Co. Ltd.	41,573	49,286
Sesoda Corp.	17,193	26,194
Shanghai Commercial &
Savings Bank Ltd. (The)	63,000	112,509
ShenMao Technology, Inc.	10,000	18,397
Shih Wei Navigation Co. Ltd.*	16,000	16,924
Shihlin Electric & Engineering Corp.	26,000	54,040
Shin Kong Financial Holding Co. Ltd.	715,108	210,683
Shin Zu Shing Co. Ltd.	16,660	45,777
Shinkong Insurance Co. Ltd.	22,000	38,401
Shinkong Synthetic Fibers Corp.	108,151	66,018
Sigurd Microelectronics Corp.	42,694	74,523
Simplo Technology Co. Ltd.	9,000	77,034
Sincere Navigation Corp.	27,810	19,080
Sinon Corp.	56,000	57,820
SinoPac Financial Holdings Co. Ltd.	740,094	418,167
Sirtec International Co. Ltd.	12,000	9,545
Soft-World International Corp.	4,000	10,359
Solar Applied Materials
Technology Corp.	5,000	6,878
St Shine Optical Co. Ltd.	5,000	44,226
Sunonwealth Electric Machine
Industry Co. Ltd.	12,000	13,439
Supreme Electronics Co. Ltd.*	43,121	60,983
Syncmold Enterprise Corp.	5,000	11,233
Synnex Technology International Corp.	111,300	199,141
Systex Corp.	5,000	11,990
TA Chen Stainless Pipe Co., Ltd.	87,000	99,045
Ta Ya Electric Wire & Cable	51,322	44,705
TA-I Technology Co. Ltd.	6,000	8,617
TAI-TECH Advanced
Electronics Co. Ltd.	3,000	9,060
Taichung Commercial Bank Co. Ltd.	362,062	164,997
TaiDoc Technology Corp.	7,000	45,555
Taiflex Scientific Co. Ltd.	25,740	38,566
Tainan Spinning Co. Ltd.	115,427	74,535
Taishin Financial Holding Co. Ltd.	822,019	450,633
Taiwan Business Bank	356,124	138,337
Taiwan Cement Corp.	346,360	460,128
Taiwan Cogeneration Corp.	28,000	35,361
Taiwan Cooperative Financial
Holding Co. Ltd.	513,307	463,527
Taiwan Fertilizer Co. Ltd.	48,000	103,156
Taiwan FU Hsing Industrial Co. Ltd.	21,000	27,192
Taiwan Glass Industry Corp.	109,321	65,629
Taiwan Hon Chuan Enterprise Co. Ltd.	30,925	79,150
Taiwan Navigation Co. Ltd.	18,000	17,435
Taiwan Paiho Ltd.	12,000	27,767
Taiwan PCB Techvest Co. Ltd.	28,000	35,973
Taiwan Sakura Corp.	6,000	12,128
Taiwan Shin Kong Security Co. Ltd.	10,100	13,587
Taiwan Styrene Monomer	23,000	11,100
Taiwan Surface Mounting
Technology Corp.	21,518	65,422
Taiwan Union Technology Corp.	19,000	35,721
Tatung Co. Ltd.*	115,000	131,115
TCI Co. Ltd.	5,000	25,981
Teco Electric & Machinery Co. Ltd.	132,000	132,517
Test Research, Inc.	11,000	22,086
Thinking Electronic Industrial Co. Ltd.	4,000	16,749
Thye Ming Industrial Co. Ltd.	8,000	11,004
Ton Yi Industrial Corp.	82,000	40,264
Tong Hsing Electronic Industries Ltd.	8,000	54,080
Tong Yang Industry Co. Ltd.	41,921	69,578
Topco Scientific Co. Ltd.	4,000	18,565
Topkey Corp.	3,000	12,965
TPK Holding Co. Ltd.	34,000	39,622
Transcend Information, Inc.	10,000	23,240
Tripod Technology Corp.	25,000	93,749
TSRC Corp.	26,000	25,927
Tung Ho Steel Enterprise Corp.	58,290	101,746
TXC Corp.	16,000	48,807
TYC Brother Industrial Co. Ltd.	21,000	19,846
U-Ming Marine Transport Corp.	27,000	37,276
Union Bank of Taiwan*	185,029	95,211
Unitech Printed Circuit Board Corp.*	67,320	37,924
United Microelectronics Corp.*	614,513	809,127
United Microelectronics Corp., ADR@	31,932	216,180
Universal Cement Corp.	46,836	34,654
Unizyx Holding Corp.	35,000	31,311
UPC Technology Corp.	80,916	42,726
USI Corp.	77,130	64,203
Wah Lee Industrial Corp.	21,420	60,802
Walsin Lihwa Corp.	146,000	177,016
Walsin Technology Corp.	28,000	84,470
Walton Advanced Engineering, Inc.	34,000	13,951
Wei Chuan Foods Corp.	14,000	9,511
Weikeng Industrial Co. Ltd.	32,945	30,692
Winbond Electronics Corp.	331,893	242,221
Wisdom Marine Lines Co. Ltd.	27,019	59,066
Wistron Corp.	287,431	258,106
Wistron NeWeb Corp.	16,000	37,237
WPG Holdings Ltd.	168,400	312,067
WT Microelectronics Co. Ltd.	31,265	70,556
Yageo Corp.	3,879	40,181
Yang Ming Marine Transport Corp.	118,000	326,615
YC INOX Co. Ltd.	27,763	24,977
Yem Chio Co. Ltd.	22,666	11,396
Yeong Guan Energy Technology Group
Co. Ltd.	7,000	13,419
YFY, Inc.	114,385	97,906
Yieh Phui Enterprise Co. Ltd.*	52,525	29,324
Youngtek Electronics Corp.	12,000	26,637
Yuanta Financial Holding Co. Ltd.	744,007	492,944
Yuen Foong Yu Consumer
Products Co. Ltd.	15,000	20,860
Yulon Motor Co. Ltd.	62,371	99,010
YungShin Global Holding Corp.	7,000	9,535
Zeng Hsing Industrial Co. Ltd.	2,000	9,350
Zenitron Corp.	18,000	20,129

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Zhen Ding Technology Holding Ltd.	62,000	$214,775
Zig Sheng Industrial Co. Ltd.	28,000	10,594
Zinwell Corp.*	24,000	13,480
		33,099,578
Thailand — 2.4%
AP Thailand PCL	242,500	68,590
Bangchak Corp. PCL	112,900	99,791
Bangkok Bank PCL	48,500	183,135
Bangkok Bank PCL, NVDR	13,300	50,032
Bangkok Insurance PCL	2,100	15,978
Bangkok Land PCL	1,039,700	30,290
Bangkok Life Assurance PCL, NVDR	35,300	40,187
Banpu PCL	429,750	153,157
Berli Jucker PCL	64,800	59,567
Cal-Comp Electronics Thailand PCL	286,596	18,969
Charoen Pokphand Foods PCL	322,300	237,019
GFPT PCL	33,300	16,106
Indorama Ventures PCL	93,600	124,429
IRPC PCL	633,100	57,660
Italian-Thai Development PCL*	563,700	34,439
Kasikornbank PCL, NVDR	65,600	279,248
Khon Kaen Sugar Industry PCL	135,600	14,191
Kiatnakin Phatra Bank PCL	21,900	38,405
Krung Thai Bank PCL	204,575	89,688
Lanna Resources PCL	2,500	1,365
LH Financial Group PCL	302,400	10,863
LPN Development PCL	151,700	18,879
MBK PCL*	54,496	25,125
Polyplex Thailand PCL	27,000	17,259
Power Solution Technologies PCL,
Class F*	224,400	12,059
Precious Shipping PCL	41,900	21,806
Property Perfect PCL	1,000,115	11,032
Pruksa Holding PCL	88,800	32,903
PTT Exploration & Production PCL	101,100	456,101
PTT Global Chemical PCL	116,228	149,579
PTT PCL	883,900	850,024
Quality Houses PCL	338,800	20,124
Regional Container Lines PCL	17,100	18,621
Sansiri PCL	1,106,700	31,616
SC Asset Corp. PCL	188,600	17,284
SCB X PCL	48,100	141,491
Siam Cement PCL (The)	30,900	326,873
Siam City Cement PCL	4,100	17,511
Sino-Thai Engineering &
Construction PCL	28,100	9,696
Somboon Advance Technology PCL	20,300	10,450
SPCG PCL	37,500	16,759
Sri Trang Agro-Industry PCL	46,400	27,823
Supalai PCL	139,400	73,337
Super Energy Corp. PCL	759,200	16,105
Thai Oil PCL	72,700	105,899
Thai Stanley Electric PCL, NVDR	3,100	15,739
Thai Union Group PCL, Class F	164,600	79,611
Thanachart Capital PCL, Class A	33,100	35,342
Thitikorn PCL	10,500	3,059
Thoresen Thai Agencies PCL	37,800	9,409
TMBThanachart Bank PCL	1,537,072	53,475
TPI Polene PCL	676,600	29,854
TPI Polene Power PCL	179,000	18,227
True Corp. PCL	993,600	129,276
Unique Engineering &
Construction PCL*	54,500	7,553
WHA Corp. PCL	253,200	21,915
		4,454,925
Turkey — 0.5%
Akbank TAS	340,098	163,414
Anadolu Efes Biracilik Ve
Malt Sanayii AS	16,612	27,031
Dogan Sirketler Grubu Holding AS	84,330	17,582
Enka Insaat ve Sanayi AS	66,291	68,471
Eregli Demir ve Celik Fabrikalari TAS	61,749	100,404
Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class D	19,514	13,188
KOC Holding AS	57,667	126,450
TAV Havalimanlari Holding AS*	7,294	21,745
Tekfen Holding AS	12,307	15,941
Turk Hava Yollari AO*	51,209	143,583
Turkiye Halk Bankasi AS*	35,220	10,340
Turkiye Is Bankasi, Class C	152,616	40,048
Turkiye Sinai Kalkinma Bankasi AS*	172,186	20,735
Turkiye Sise ve Cam Fabrikalari AS	75,893	97,758
Turkiye Vakiflar Bankasi TAO,
Class D*	80,351	17,234
Ulker Biskuvi Sanayi AS*	9,180	7,914
Vestel Elektronik Sanayi ve
Ticaret AS	6,125	8,719
Yapi ve Kredi Bankasi AS	194,984	50,582
		951,139
United Arab Emirates — 1.1%
Abu Dhabi Commercial Bank PJSC	180,177	434,611
Agthia Group PJSC	33,252	47,889
Air Arabia PJSC	177,847	100,711
Ajman Bank PJSC*	85,055	16,441
Aldar Properties PJSC	229,175	277,648
Amanat Holdings PJSC	112,633	30,634
Dana Gas PJSC	333,486	98,963
Deyaar Development PJSC*	130,763	16,483
Dubai Investments PJSC	191,176	113,984
Dubai Islamic Bank PJSC	7,056	11,065
Emaar Development PJSC*	84,901	98,004
Emaar Properties PJSC	281,525	398,554
Emirates NBD Bank PJSC	102,445	368,156
Manazel PJSC*	139,614	14,064
RAK Properties PJSC*	114,134	19,296
Ras Al Khaimah Ceramics	60,539	45,819
SHUAA Capital PSC*	182,524	24,846
		2,117,168
TOTAL COMMON STOCKS
(Identified Cost $182,512,414)		182,098,866

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
PREFERRED STOCKS — 1.3%
Brazil — 1.3%
Banco ABC Brasil SA, 6.546%	11,102	$32,923
Banco Bradesco SA, 6.472%	45,504	149,551
Banco do Estado do Rio Grande do
Sul SA, PF B, 13.115%	14,808	25,352
Marcopolo SA, 4.332%	42,283	19,956
Petroleo Brasileiro SA, 28.844%	382,139	2,039,409
Usinas Siderurgicas de Minas
Gerais SA, Class A, 22.172%	29,592	48,911
		2,316,102
Colombia — 0.0%
Grupo Argos SA, 6.711%	12,517	22,282
Grupo de Inversiones
Suramericana SA, 4.204%	8,046	31,979
		54,261
Philippines — 0.0%
Cebu Air, Inc., 6.000%	12,909	10,213

Taiwan — 0.0%
China Development
Financial Holding Corp., 1.120%*	42,970	12,082

TOTAL PREFERRED STOCKS
(Identified Cost $2,083,152)		2,392,658

RIGHTS AND WARRANTS — 0.0%
Malaysia — 0.0%
Yinson Holdings Bhd*	11,862	915

Thailand — 0.0%
MBK PCL*	2,180	801

TOTAL RIGHTS AND WARRANTS
(Identified Cost $0)		1,716

SHORT-TERM INVESTMENTS — 1.3%
Investment Company — 0.2%
State Street Institutional U.S.
Government Money Market
Fund 1.180%	344,387	344,387

Collateral For Securities On Loan — 1.1%
State Street Navigator Securities
Lending Government Money
Market Portfolio, 1.560%	2,127,407	2,127,407

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,471,794)		2,471,794

Total Investments — 100.2%
(Identified Cost $187,067,360)		186,965,034
Liabilities in excess of Cash and
Other Assets — (0.2%)		(397,673)
Net Assets — 100.0%		$186,567,361
†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of June 30, 2022, the fair value of the securities on loan was $3,518,854.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2022 amounted to $3,565,982 or 1.91% of the net assets of the Fund.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt

Ten largest industry holdings as of June 30, 2022 (As a percentage of net assets) (Unaudited)

Industry	Percentage
Commercial Banks	19.7%
Oil, Gas & Consumable Fuels	10.5%
Metals & Mining	6.8%
Insurance	5.2%
Real Estate Management & Development	5.1%
Electronic Equipment, Instruments & Components	4.4%
Chemicals	4.3%
Automobiles	3.7%
Semiconductors & Semiconductor Equipment	3.5%
Computers & Peripherals	3.1%

Country weightings as of June 30, 2022
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022

	SHARES	VALUE†
COMMON STOCKS — 99.3%
Real Estate Investment Trusts (REITs) — 99.3%
Acadia Realty Trust	9,876	$154,263
Agree Realty Corp.	8,343	601,781
Alexander's, Inc.	303	67,314
Alexandria Real Estate Equities, Inc.	17,195	2,493,791
American Assets Trust, Inc.	6,032	179,150
American Campus Communities, Inc.	15,814	1,019,529
American Homes 4 Rent., Class A	35,207	1,247,736
American Tower Corp.	51,920	13,270,233
Americold Realty Trust, Inc.	19,321	580,403
Apartment Income REIT Corp.	17,955	746,928
Apartment Investment and
Management Co., Class A*	17,051	109,126
Apple Hospitality REIT, Inc.	25,660	376,432
AvalonBay Communities, Inc.	15,538	3,018,256
Bluerock Residential Growth REIT, Inc.	3,300	86,757
Boston Properties, Inc.	16,596	1,476,712
Braemar Hotels & Resorts, Inc.	5,308	22,771
Brandywine Realty Trust	21,014	202,575
Brixmor Property Group, Inc.	32,966	666,243
BRT Apartments Corp.	400	8,596
Camden Property Trust	11,794	1,586,057
CareTrust REIT, Inc.	10,972	202,324
Centerspace	1,825	148,829
Chatham Lodging Trust*	5,496	57,433
City Office REIT, Inc.	5,176	67,029
Clipper Realty, Inc.	1,167	9,009
Community Healthcare Trust, Inc.	2,728	98,781
Corporate Office Properties Trust	13,288	348,013
Cousins Properties, Inc.	17,110	500,125
Crown Castle International Corp.	48,491	8,164,915
CTO Realty Growth, Inc.@	764	46,696
CubeSmart	24,364	1,040,830
DiamondRock Hospitality Co.*	25,390	208,452
Digital Realty Trust, Inc.	31,693	4,114,702
Diversified Healthcare Trust	29,638	53,941
Douglas Emmett, Inc.	20,310	454,538
Duke Realty Corp.	42,308	2,324,825
Easterly Government Properties, Inc.	9,677	184,250
EastGroup Properties, Inc.	4,697	724,888
Empire State Realty Trust, Inc.,
Class A	15,965	112,234
EPR Properties	8,542	400,876
Equinix, Inc.	10,052	6,604,365
Equity Commonwealth*	9,195	253,138
Equity LifeStyle Properties, Inc.	19,792	1,394,742
Equity Residential	39,292	2,837,668
Esc War Ind*§	9,141	3,771
Essential Properties Realty Trust, Inc.	14,526	312,164
Essex Property Trust, Inc.	7,189	1,879,995
Extra Space Storage, Inc.	14,781	2,514,544
Federal Realty OP LP	8,228	787,749
First Industrial Realty Trust, Inc	14,902	707,547
Four Corners Property Trust, Inc.	9,280	246,755
Franklin Street Properties Corp.	11,612	48,422
Gaming and Leisure Properties, Inc.	26,319	1,206,989
Getty Realty Corp.	3,812	101,018
Gladstone Commercial Corp.	3,518	66,279
Global Medical REIT, Inc.	5,127	57,576
Global Net Lease, Inc.	12,591	178,289
Global Self Storage, Inc.	2,195	12,358
Healthcare Realty Trust, Inc.	17,008	462,618
Healthcare Trust of America, Inc.,
Class A	25,449	710,282
Healthpeak Properties, Inc.	59,836	1,550,351
Hersha Hospitality Trust*	5,542	54,367
Highwoods Properties, Inc.	11,797	403,339
Host Hotels & Resorts, Inc.	79,197	1,241,809
Hudson Pacific Properties, Inc.	17,339	257,311
Independence Realty Trust, Inc.	24,425	506,330
Industrial Logistics Properties Trust	8,397	118,230
Invitation Homes, Inc.	67,591	2,404,888
Iron Mountain, Inc.	31,822	1,549,413
JBG SMITH Properties	13,006	307,462
Kilroy Realty Corp.	11,902	622,832
Kimco Realty Corp.	67,962	1,343,609
Kite Realty Group Trust	25,026	432,700
Lamar Advertising Co., Class A	9,886	869,671
Life Storage, Inc.	9,348	1,043,798
LTC Properties, Inc.	3,972	152,485
LXP Industrial Trust	33,281	357,438
Macerich Co. (The)	25,504	222,140
Medical Properties Trust, Inc.	67,245	1,026,831
Mid-America Apartment
Communities, Inc.	12,796	2,235,077
National Health Investors, Inc.	5,063	306,868
National Retail Properties, Inc.	20,037	861,591
National Storage Affiliates Trust	8,976	449,428
Necessity Retail REIT, Inc.	10,986	79,978
NETSTREIT Corp.	1,100	20,757
NexPoint Residential Trust, Inc.	2,800	175,028
Office Properties Income Trust	4,745	94,663
Omega Healthcare Investors, Inc.	26,209	738,832
One Liberty Properties, Inc.	1,802	46,816
Orion Office REIT, Inc.	6,753	74,013
Outfront Media, Inc.	16,965	287,557
Paramount Group, Inc.	20,948	151,454
Park Hotels & Resorts, Inc.	27,698	375,862
Pebblebrook Hotel Trust	15,554	257,730
Physicians Realty Trust	25,667	447,889
Piedmont Office Realty Trust, Inc.,
Class A	13,793	180,964
Plymouth Industrial REIT, Inc.	2,437	42,745
Prologis, Inc.	82,900	9,753,185
PS Business Parks, Inc.	900	168,435
Public Storage	17,658	5,521,127
Realty Income Corp.	65,612	4,478,675
Regency Centers Corp.	17,214	1,020,962
Retail Opportunity Investments Corp.	13,420	211,768
Rexford Industrial Realty, Inc.	17,062	982,601
RLJ Lodging Trust	19,094	210,607
RPT Realty	8,058	79,210
Ryman Hospitality Properties, Inc.*	6,010	456,940
Sabra Health Care REIT, Inc.	28,032	391,607
Saul Centers, Inc.	1,636	77,072
SBA Communications Corp.	12,232	3,914,852

The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
Seritage Growth Properties,
Class A@*	3,790	$19,746
Service Properties Trust	20,700	108,261
Simon Property Group, Inc.	36,451	3,459,929
SITE Centers Corp.	20,691	278,708
SL Green Realty Corp.@	7,066	326,096
Sotherly Hotels, Inc.*	3,111	5,413
Spirit Realty Capital, Inc.	14,821	559,937
STAG Industrial, Inc.	20,335	627,945
STORE Capital Corp.	28,385	740,281
Summit Hotel Properties, Inc.*	10,209	74,219
Sun Communities, Inc.	12,976	2,067,855
Sunstone Hotel Investors, Inc.*	25,032	248,317
Tanger Factory Outlet Centers, Inc.	12,293	174,806
Terreno Realty Corp.	8,376	466,794
UDR, Inc.	35,118	1,616,833
UMH Properties, Inc.	5,369	94,817
Uniti Group, Inc.	27,514	259,182
Universal Health Realty Income Trust	1,815	96,576
Urban Edge Properties	13,783	209,639
Urstadt Biddle Properties, Inc.	1,000	17,330
Urstadt Biddle Properties, Inc.,
Class A	3,806	61,657
Ventas, Inc.	44,395	2,283,235
Veris Residential, Inc.*	8,319	110,144
VICI Properties, Inc.	106,355	3,168,315
Vornado Realty Trust	18,129	518,308
Washington Real Estate
Investment Trust	10,445	222,583
Welltower, Inc.	50,190	4,133,146
Whitestone REIT	6,078	65,338
WP Carey, Inc.	21,294	1,764,421
Xenia Hotels & Resorts, Inc.*	13,264	192,726
		140,095,466

TOTAL COMMON STOCKS
(Identified Cost $74,160,573)		140,095,466

SHORT-TERM INVESTMENTS — 0.5%
Investment Company — 0.5%
State Street Institutional
U.S. Government Money
Market Fund 1.180%	678,936	678,936

Collateral For Securities On Loan — 0.0%
State Street Navigator Securities
Lending Government Money
Market Portfolio 1.560%	15,879	15,879

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $694,815)		694,815

Total Investments — 99.8%
(Identified Cost $74,855,388)		140,790,281
Cash and Other Assets,
Less Liabilities — 0.2%		222,657
Net Assets — 100.0%		$141,012,938

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of June 30, 2022, the fair value of the securities on loan was $394,532.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:
REIT — Real Estate Investment Trust

Portfolio Sectors as of June 30, 2022
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA Worldwide Moderate Growth Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2022

	SHARES	VALUE†
MUTUAL FUNDS — 100.1%
Other — 100.1%
SA Emerging Markets Value Fund€	168,538	$1,548,867
SA Global Fixed Income Fund€	586,842	5,099,654
SA International Value Fund€	418,279	4,525,785
SA Real Estate Securities Fund€	57,553	687,761
SA U.S. Core Market Fund€	156,092	3,807,077
SA U.S. Fixed Income Fund€	228,569	2,182,837
SA U.S. Small Company Fund€	67,252	1,520,559
SA U.S. Value Fund€	209,507	3,813,020
		23,185,560

TOTAL MUTUAL FUNDS
(Identified Cost $22,434,394)		23,185,560

Total Investments — 100.1%
(Identified Cost $22,434,394)		23,185,560
Liabilities, Less Cash and
Other Assets — (0.1%)		(13,910)
Net Assets — 100.0%		$23,171,650

†	See Note 1
€	SA Worldwide Moderate Growth Fund invests substantially all of its assets in the Select Class shares of the affiliated Underlying SA Funds.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — JUNE 30, 2022

	SA	SA
	U.S. Fixed	Global Fixed
	Income Fund	Income Fund
ASSETS
Investments in unaffiliated securities, at value(1)	$461,136,239	$771,458,877
Cash	—	—
Foreign currency, at value	—	11,262
Receivable for investments sold	—	7,078,759
Dividends and interest receivable	1,370,062	2,952,589
Receivable for fund shares sold	108,995	248,899
Unrealized appreciation on forward foreign currency
exchange contracts (Note 1)	—	7,393,871
Receivable from the Adviser (Note 2)	—	—
Receivable for tax reclaims	—	—
Prepaid expenses	30,598	34,072
Other assets	—	—
Total Assets	462,645,894	789,178,329

LIABILITIES
Payable for investments purchased	—	16,391,187
Payable for fund shares redeemed	526,769	1,161,739
Due to custodian bank	—	—
Collateral for securities on loan (Note 1)	—	21,616,085
Unrealized depreciation on forward foreign currency
exchange contracts (Note 1)	—	547,887
Advisory fee payable (Note 2)	57,356	154,325
Sub-Advisory fee payable (Note 2)	11,462	18,519
Administration fee payable (Note 2)	38,207	61,730
Sub-Administration fee payable (Note 2)	55,295	88,796
Custody and accounting fees payable	42,739	93,757
Shareholder servicing fee payable (Note 2)	27,816	44,162
Transfer agent fee payable	6,789	7,469
Professional fees payable	28,062	29,562
Accrued foreign capital gains tax	—	—
Accrued expenses and other liabilities	19,032	23,357
Total Liabilities	813,527	40,238,575
NET ASSETS	$461,832,367	$748,939,754
NET ASSETS CONSIST OF:
Paid-in capital	$494,616,633	$815,272,609
Total distributable earnings (loss)(2)	(32,784,266)	(66,332,855)
NET ASSETS	$461,832,367	$748,939,754

The accompanying notes are an integral part of these financial statements.

SA	SA	SA	SA	SA International	SA Emerging	SA
U.S. Core	U.S. Value	U.S. Small	International	Small Company	Markets	Real Estate
Market Fund	Fund	Company Fund	Value Fund	Fund	Value Fund	Securities Fund

$584,401,646	$516,355,174	$294,729,243	$539,638,241	$237,663,403	$186,965,034	$140,790,281
8,045	6,376	1,292	16,253	—	—	1,920
—	—	—	774,187	—	786,192	—
1,345,283	153,459	220,107	2,019,853	—	71,879	—
375,727	593,265	197,217	1,204,210	—	1,833,188	489,310
391,084	400,246	173,299	244,510	134,801	93,833	38,027

—	—	—	—	—	—	—
—	—	—	—	—	45,617	6,676
—	—	—	2,559,440	—	3,536	—
32,542	32,546	30,326	31,623	28,980	28,301	27,530
627	—	—	—	—	—	—
586,554,954	517,541,066	295,351,484	546,488,317	237,827,184	189,827,580	141,353,744

1,276,566	137,337	347,776	2,893,739	—	—	100,152
389,454	356,753	210,750	470,250	240,644	149,733	70,674
—	—	—	—	114,587	—	—
314,019	—	2,516,141	15,603,628	—	2,127,407	15,879

—	—	—	—	—	—	—
198,169	178,249	99,876	208,315	51,383	71,483	41,187
14,863	44,562	49,938	92,584	—	57,186	11,768
49,542	44,562	24,969	46,292	20,571	15,885	11,768
77,736	67,610	38,713	69,486	31,844	23,880	18,753
39,163	32,345	58,855	81,749	6,292	187,800	16,400
37,973	32,602	18,480	33,155	14,945	10,924	8,484
8,469	8,099	7,944	8,111	7,776	7,097	7,153
25,062	25,062	25,062	27,562	25,062	33,947	27,562
—	—	—	—	—	479,782	—
20,779	20,018	15,546	33,361	26,079	95,095	11,026
2,451,795	947,199	3,414,050	19,568,232	539,183	3,260,219	340,806
$584,103,159	$516,593,867	$291,937,434	$526,920,085	$237,288,001	$186,567,361	$141,012,938

$126,121,952	$308,369,038	$173,172,399	$515,617,138	$167,059,727	$197,051,227	$69,181,944
457,981,207	208,224,829	118,765,035	11,302,947	70,228,274	(10,483,866)	71,830,994
$584,103,159	$516,593,867	$291,937,434	$526,920,085	$237,288,001	$186,567,361	$141,012,938

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — JUNE 30, 2022 (Continued)

	SA	SA
	U.S. Fixed	Global Fixed
	Income Fund	Income Fund
INVESTOR CLASS SHARES
Net Assets	$52,715,048	$80,670,226
Shares of beneficial interest outstanding
($0.01 par value, unlimited shares authorized)	5,526,671	9,265,592
Net asset value per share	$9.54	$8.71

SELECT CLASS SHARES
Net Assets	$409,117,319	$668,269,528
Shares of beneficial interest outstanding
($0.01 par value, unlimited shares authorized)	42,826,018	76,920,788
Net asset value per share	$9.55	$8.69
Identified cost of unaffiliated investments	$468,577,059	$815,945,953
Cost of foreign currency	$—	$11,428
(1) Including securities on loan, at value (see Note 1)	$—	$21,451,229
(2) Net of deferred capital gain country tax of:	$—	$—

The accompanying notes are an integral part of these financial statements.

SA	SA	SA	SA	SA International	SA Emerging	SA
U.S. Core	U.S. Value	U.S. Small	International	Small Company	Markets	Real Estate
Market Fund	Fund	Company Fund	Value Fund	Fund	Value Fund	Securities Fund

$77,555,291	$59,594,176	$34,944,813	$56,827,015	$26,761,468	$17,439,432	$15,526,542

3,162,549	3,259,473	1,540,679	5,232,348	1,455,461	1,896,521	1,294,159
$24.52	$18.28	$22.68	$10.86	$18.39	$9.20	$12.00

$506,547,868	$456,999,691	$256,992,621	$470,093,070	$210,526,533	$169,127,929	$125,486,396

20,766,272	25,109,030	11,365,195	43,462,567	11,514,404	18,401,250	10,504,093
$24.39	$18.20	$22.61	$10.82	$18.28	$9.19	$11.95
$153,842,389	$332,650,946	$184,203,150	$523,429,126	$153,031,575	$187,067,360	$74,855,388
$—	$—	$—	$774,409	$—	$791,453	$—
$1,573,907	$2,798,257	$7,238,895	$32,120,189	$—	$3,518,854	$394,532
$—	$—	$—	$—	$—	$479,782	$—

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — JUNE 30, 2022 (Continued)

SA
Worldwide
Moderate
Growth Fund
ASSETS
Investments in affiliated securities, at value	$23,185,560
Receivable for investments sold	37,333
Receivable from the Adviser (Note 2)	17,649
Prepaid expenses	22,434
Total Assets	23,262,976

LIABILITIES
Payable for fund shares redeemed	37,333
Sub-Administration fee payable (Note 2)	2,924
Custody and accounting fees payable	17,798
Transfer agent fee payable	366
Professional fees payable	24,562
Accrued expenses and other liabilities	8,343
Total Liabilities	91,326
NET ASSETS	$23,171,650
NET ASSETS CONSIST OF:
Paid-in capital	$21,851,898
Total distributable earnings (loss)	1,319,752
NET ASSETS	$23,171,650

Shares of beneficial interest outstanding
($0.01 par value, unlimited shares authorized)	2,187,040
Net asset value per share	$10.59
Identified cost of affiliated investments	$22,434,394

The accompanying notes are an integral part of these financial statements.

(This page has been left blank intentionally.)

STATEMENTS OF OPERATIONS — YEAR ENDED JUNE 30, 2022

	SA U.S.	SA Global	SA U.S.
	Fixed Income	Fixed Income	Core Market
	Fund	Fund	Fund
INVESTMENT INCOME
Income:
Unaffiliated dividends	$—	$—	$9,437,623
Interest(1)	3,725,511	8,696,539	7,454
Non-cash dividends	—	—	—
Other income	—	638	1,764
Taxes withheld	—	—	(668)
Total Income	3,725,511	8,697,177	9,446,173
Expenses:
Advisory fees (Note 2)	757,708	2,006,088	2,819,816
Shareholder Servicing fees (Note 2)
Investor Class	149,410	224,862	248,544
Select Class	222,687	356,245	302,768
Administration fees (Note 2)	505,139	802,435	704,954
Sub-Advisory fees (Note 2)	151,542	240,731	202,969
Sub-Administration fees (Note 2)	71,782	114,788	100,971
Trustees’ fees and expenses (Note 2)	36,580	36,580	36,580
Custody and accounting fees	74,602	148,877	87,014
Transfer agent fees	76,072	80,749	90,962
Professional fees*	53,987	55,494	49,624
Registration fees	41,709	46,320	41,670
Shareholders report printing expenses	29,538	43,159	48,031
Other expenses**	35,870	39,554	38,868
Total expenses before waivers and reimbursements:	2,206,626	4,195,882	4,772,771
Less: Fee waiver by the Adviser (Note 2)	—	—	—
Net expenses	2,206,626	4,195,882	4,772,771
Net investment income	1,518,885	4,501,295	4,673,402
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments(2)	(22,778,233)	(23,055,077)	35,222,018
Forward foreign currency exchange contracts	—	4,996,185	—
Foreign currency transactions	—	(69,789)	(6)
Capital gain distributions from underlying funds	—	—	2,764,619
Increase (decrease) in unrealized appreciation (depreciation) on:
Investments(3)	(6,788,887)	(50,840,448)	(122,191,294)
Forward foreign currency exchange contracts	—	3,881,113	—
Foreign currency transactions	—	(17,512)	—
Net realized and unrealized loss on investments and
foreign currency transactions and translation	(29,567,120)	(65,105,528)	(84,204,663)
Net decrease in net assets resulting from operations	$(28,048,235)	$(60,604,233)	$(79,531,261)
(1) Interest income includes security lending income of:	$—	$31,385	$5,221
(2) Net of capital gain country tax of:	$—	$—	$—
(3) Net of decrease of deferred capital gain country tax accrual of:	$—	$—	$—
* Professional fees include, but are not limited to, fees associated with legal, audit and tax services.
** Other expenses include, but are not limited to, fees associated with insurance and printing services.

The accompanying notes are an integral part of these financial statements.

SA U.S.	SA U.S.	SA	SA International	SA Emerging	SA Real Estate
Value	Small Company	International	Small Company	Markets Value	Securities
Fund	Fund	Value Fund	Fund	Fund	Fund

$13,166,209	$4,858,190	$27,259,300	$8,062,738	$9,989,332	$3,249,028
6,080	13,627	249,219	—	61,227	3,749
—	108,320	3,117,541	—	177,356	168,770
1,399	28,252	126	—	33	—
(931)	(3,411)	(2,697,757)	—	(1,136,411)	—
13,172,757	5,004,978	27,928,429	8,062,738	9,091,537	3,421,547

2,394,828	1,428,795	2,775,003	743,674	950,495	592,511

181,840	113,679	175,800	89,624	52,477	48,940
262,985	155,864	273,174	130,810	95,115	74,856
598,707	357,199	616,667	297,470	211,221	169,289
598,707	714,397	1,233,335	—	760,396	169,289
87,609	50,169	89,708	42,205	30,848	25,033
36,580	36,580	36,580	36,580	36,580	36,580
74,185	115,232	145,047	28,493	271,917	41,826
87,539	85,943	87,716	84,198	76,775	77,528
51,124	51,837	53,559	49,584	128,758	52,059
42,410	38,425	41,890	37,394	37,333	34,943
37,080	25,439	43,535	23,058	16,196	11,480
34,594	37,351	75,287	44,156	123,708	29,372
4,488,188	3,210,910	5,647,301	1,607,246	2,791,819	1,363,706
—	—	—	—	(553,138)	(54,889)
4,488,188	3,210,910	5,647,301	1,607,246	2,238,681	1,308,817
8,684,569	1,794,068	22,281,128	6,455,492	6,852,856	2,112,730

38,687,366	44,369,692	31,483,593	11,138,385	7,026,357	18,435,584
—	—	—	—	—	—
17	—	(379,326)	—	(169,209)	—
—	—	—	10,839,798	—	—

(88,891,972)	(97,596,716)	(100,076,982)	(88,709,234)	(46,824,850)	(28,655,541)
—	—	—	—	—	—
—	—	(167,280)	—	(20,131)	—

(50,204,589)	(53,227,024)	(69,139,995)	(66,731,051)	(39,987,833)	(10,219,957)
$(41,520,020)	$(51,432,956)	$(46,858,867)	$(60,275,559)	$(33,134,977)	$(8,107,227)
$4,639	$12,967	$250,023	$—	$60,799	$3,199
$—	$—	$—	$—	$205,529	$—
$—	$—	$—	$—	$(178,646)	$—

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS — YEAR ENDED JUNE 30, 2022 (Continued)

SA
Worldwide
Moderate
Growth Fund
INVESTMENT INCOME
Income:
Affiliated dividends	$360,412
Total Income	360,412

Expenses:
Sub-Administration fees (Note 2)	3,740
Trustees' fees and expenses (Note 2)	36,580
Custody and accounting fees	24,723
Transfer agent fees	3,704
Professional fees*	49,100
Registration fees	22,934
Shareholders report printing expenses	9,234
Insurance expenses	8,127
Miscellaneous expenses	17,446
Total expenses before waivers and reimbursements:	175,588
Less: Fee waiver by the Adviser (Note 2)	(175,588)
Net investment income	360,412
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments in affiliates	1,163,445
Capital gain distributions from underlying funds	875,027
Increase (decrease) in unrealized appreciation (depreciation) on:
Investments in affiliates	(4,677,179)
Net realized and unrealized loss on investments and foreign currency transactions	(2,638,707)
Net decrease in net assets resulting from operations	$(2,278,295)
* Professional fees include, but are not limited to, fees associated with legal, audit and tax services.

The accompanying notes are an integral part of these financial statements.

(This page has been left blank intentionally.)

STATEMENTS OF CHANGES IN NET ASSETS

	SA U.S. Fixed Income Fund
	Year Ended	Year Ended
	June 30, 2022	June 30, 2021
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$1,518,885	$172,461
Net realized gain (loss) on investments and foreign currency transactions	(22,778,233)	936,701
Net increase (decrease) in unrealized appreciation (depreciation)	(6,788,887)	(2,531,072)
Net increase (decrease) in net assets from operations	(28,048,235)	(1,421,910)

Distributions to shareholders:
Investor Class	(56,146)	(5,981)
Select Class	(1,018,043)	(538,634)
Total distributions to shareholders	(1,074,189)	(544,615)

Capital share transactions
Proceeds from sale of shares
Investor Class	7,329,042	15,674,856
Select Class	63,433,581	112,726,044
	70,762,623	128,400,900
Value of distributions reinvested
Investor Class	55,475	5,905
Select Class	1,007,504	530,259
	1,062,979	536,164
Cost of shares redeemed
Investor Class	(12,383,679)	(19,886,868)
Select Class	(118,709,833)	(96,252,541)
	(131,093,512)	(116,139,409)
Tax-free interclass conversion
Investor Class	(7,640,160)	(7,093,927)
Select Class	7,640,160	7,093,927
	—	—
Total capital share transactions	(59,267,910)	12,797,655
Total increase (decrease) in net assets	(88,390,334)	10,831,130

NET ASSETS
Beginning of year	$550,222,701	$539,391,571
End of year	$461,832,367	$550,222,701

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	734,005	1,542,952
Select Class	6,369,809	11,096,106

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund		SA U.S. Core Market Fund
Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021

$4,501,295	$(747,018)	$4,673,402	$4,492,638
(18,128,681)	(24,788,297)	37,986,631	79,749,079
(46,976,847)	27,943,125	(122,191,294)	129,997,103
(60,604,233)	2,407,810	(79,531,261)	214,238,820

(205,761)	—	(7,761,606)	(8,604,685)
(3,320,824)	—	(48,734,730)	(40,905,545)
(3,526,585)	—	(56,496,336)	(49,510,230)

24,022,227	20,264,019	10,359,708	5,628,094
195,368,079	165,355,289	118,551,161	56,340,019
219,390,306	185,619,308	128,910,869	61,968,113

203,470	—	7,492,066	8,082,999
3,290,379	—	47,960,700	40,366,393
3,493,849	—	55,452,766	48,449,392

(12,263,989)	(24,553,764)	(16,882,446)	(37,968,311)
(134,188,050)	(120,681,397)	(124,009,602)	(160,863,649)
(146,452,039)	(145,235,161)	(140,892,048)	(198,831,960)

(12,596,442)	(8,063,216)	(11,224,342)	(11,143,325)
12,596,442	8,063,216	11,224,342	11,143,325
—	—	—	—
76,432,116	40,384,147	43,471,587	(88,414,455)
12,301,298	42,791,957	(92,556,010)	76,314,135

$736,638,456	$693,846,499	$676,659,169	$600,345,034
$748,939,754	$736,638,456	$584,103,159	$676,659,169

2,577,623	2,147,141	344,182	206,937
21,073,279	17,570,504	4,005,720	2,086,752

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Fixed Income Fund
	Year Ended	Year Ended
	June 30, 2022	June 30, 2021
Shares issued for distributions reinvested
Investor Class	5,797	581
Select Class	104,240	52,167
Shares redeemed
Investor Class	(1,244,974)	(1,956,816)
Select Class	(11,941,746)	(9,472,444)
Tax-free interclass conversion
Investor Class	(767,215)	(698,734)
Select Class	766,048	698,237
Net increase (decrease) in fund shares	(5,974,036)	1,262,049

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund		SA U.S. Core Market Fund
Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021

23,334	—	248,246	308,394
378,205	—	1,599,223	1,548,979

(1,343,234)	(2,602,042)	(568,365)	(1,420,874)
(14,718,276)	(12,827,183)	(4,183,330)	(6,024,114)

(1,357,999)	(854,218)	(372,787)	(393,649)
1,359,516	856,169	374,579	395,676
7,992,448	4,290,371	1,447,468	(3,291,899)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Year Ended	Year Ended
	June 30, 2022	June 30, 2021
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$8,684,569	$7,774,232
Net realized gain (loss) on investments and foreign currency transactions	38,687,383	14,498,398
Net increase (decrease) in unrealized appreciation (depreciation)	(88,891,972)	196,796,995
Net increase (decrease) in net assets from operations	(41,520,020)	219,069,625

Distributions to shareholders:
Investor Class	(3,097,342)	(1,207,898)
Select Class	(23,772,127)	(8,067,613)
Total distributions to shareholders	(26,869,469)	(9,275,511)

Capital share transactions
Proceeds from sale of shares
Investor Class	6,195,059	6,638,104
Select Class	67,410,410	55,712,967
	73,605,469	62,351,071
Value of distributions reinvested
Investor Class	3,028,641	1,179,365
Select Class	23,502,957	7,951,055
	26,531,598	9,130,420
Cost of shares redeemed
Investor Class	(12,430,535)	(24,970,747)
Select Class	(109,924,641)	(125,425,701)
	(122,355,176)	(150,396,448)
Tax-free interclass conversion
Investor Class	(9,903,669)	(8,011,110)
Select Class	9,903,669	8,011,110
	—	—
Total capital share transactions	(22,218,109)	(78,914,957)
Total increase (decrease) in net assets	(90,607,598)	130,879,157

NET ASSETS
Beginning of year	$607,201,465	$476,322,308
End of year	$516,593,867	$607,201,465

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund		SA International Value Fund
Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021

$1,794,068	$1,591,033	$22,281,128	$17,250,927
44,369,692	62,074,223	31,104,267	5,415,953
(97,596,716)	124,429,279	(100,244,262)	196,748,485
(51,432,956)	188,094,535	(46,858,867)	219,415,365

(9,826,552)	(1,519,636)	(2,102,149)	(1,756,435)
(68,069,736)	(9,388,798)	(17,859,233)	(12,115,207)
(77,896,288)	(10,908,434)	(19,961,382)	(13,871,642)

3,320,503	4,611,386	5,029,522	6,935,571
39,784,901	39,345,116	61,305,963	59,038,515
43,105,404	43,956,502	66,335,485	65,974,086

9,578,225	1,486,419	2,061,319	1,724,585
67,289,785	9,264,524	17,683,774	11,951,797
76,868,010	10,750,943	19,745,093	13,676,382

(15,181,548)	(23,775,328)	(13,473,045)	(29,084,239)
(115,328,413)	(133,706,769)	(129,317,851)	(151,135,720)
(130,509,961)	(157,482,097)	(142,790,896)	(180,219,959)

(6,172,452)	(5,262,672)	(10,125,688)	(8,503,066)
6,172,452	5,262,672	10,125,688	8,503,066
—	—	—	—
(10,536,547)	(102,774,652)	(56,710,318)	(100,569,491)
(139,865,791)	74,411,449	(123,530,567)	104,974,232

$431,803,225	$357,391,776	$650,450,652	$545,476,420
$291,937,434	$431,803,225	$526,920,085	$650,450,652

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Year Ended	Year Ended
	June 30, 2022	June 30, 2021
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	298,775	390,818
Select Class	3,279,221	3,252,551
Shares issued for distributions reinvested
Investor Class	148,390	70,284
Select Class	1,158,352	476,396
Shares redeemed
Investor Class	(602,545)	(1,464,984)
Select Class	(5,338,058)	(7,202,382)
Tax-free interclass conversion
Investor Class	(477,749)	(393,583)
Select Class	479,735	395,144
Net decrease in fund shares	(1,053,879)	(4,475,756)

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund		SA International Value Fund
Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021

110,551	168,046	412,840	670,920
1,382,409	1,398,177	5,049,471	5,688,830

350,594	53,181	175,282	166,305
2,472,981	332,419	1,511,434	1,158,120

(489,110)	(850,806)	(1,102,481)	(2,821,558)
(3,737,136)	(4,721,618)	(10,617,507)	(14,402,511)

(198,289)	(162,072)	(825,371)	(702,982)
198,678	162,347	828,395	705,751
90,678	(3,620,326)	(4,567,937)	(9,537,125)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Year Ended	Year Ended
	June 30, 2022	June 30, 2021
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$6,455,492	$4,083,468
Net realized gain (loss) on investments and foreign currency transactions	21,978,183	5,673,754
Net increase (decrease) in unrealized appreciation (depreciation)	(88,709,234)	101,590,899
Net increase (decrease) in net assets from operations	(60,275,559)	111,348,121

Distributions to shareholders:
Investor Class	(2,017,354)	(873,744)
Select Class	(15,545,446)	(5,861,440)
Total distributions to shareholders	(17,562,800)	(6,735,184)

Capital share transactions
Proceeds from sale of shares
Investor Class	2,585,459	3,012,303
Select Class	30,708,162	25,421,113
	33,293,621	28,433,416
Value of distributions reinvested
Investor Class	1,968,082	855,595
Select Class	15,389,047	5,783,462
	17,357,129	6,639,057
Cost of shares redeemed
Investor Class	(6,938,558)	(12,505,585)
Select Class	(63,100,951)	(64,723,253)
	(70,039,509)	(77,228,838)
Tax-free interclass conversion
Investor Class	(5,254,108)	(4,359,529)
Select Class	5,254,108	4,359,529
	—	—
Total capital share transactions	(19,388,759)	(42,156,365)
Total increase (decrease) in net assets	(97,227,118)	62,456,572

NET ASSETS
Beginning of year	$334,515,119	$272,058,547
End of year	$237,288,001	$334,515,119

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund		SA Real Estate Securities Fund
Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021

$6,852,856	$4,097,254	$2,112,730	$2,734,667
6,857,148	(3,041,425)	18,435,584	5,386,118
(46,844,981)	74,709,568	(28,655,541)	39,325,976
(33,134,977)	75,765,397	(8,107,227)	47,446,761

(597,981)	(428,638)	(1,660,952)	(851,947)
(5,768,774)	(3,427,507)	(13,171,496)	(5,539,852)
(6,366,755)	(3,856,145)	(14,832,448)	(6,391,799)

3,118,419	2,790,881	1,386,664	2,220,122
32,936,267	25,028,628	14,794,291	21,037,512
36,054,686	27,819,509	16,180,955	23,257,634

588,176	422,384	1,632,976	838,814
5,711,449	3,382,640	13,043,699	5,463,111
6,299,625	3,805,024	14,676,675	6,301,925

(3,508,739)	(7,020,768)	(5,982,293)	(6,652,487)
(39,800,917)	(40,207,149)	(53,446,356)	(30,588,293)
(43,309,656)	(47,227,917)	(59,428,649)	(37,240,780)

(3,065,158)	(2,758,955)	(2,839,875)	(2,235,345)
3,065,158	2,758,955	2,839,875	2,235,345
—	—	—	—
(955,345)	(15,603,384)	(28,571,019)	(7,681,221)
(40,457,077)	56,305,868	(51,510,694)	33,373,741

$227,024,438	$170,718,570	$192,523,632	$159,149,891
$186,567,361	$227,024,438	$141,012,938	$192,523,632

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Year Ended	Year Ended
	June 30, 2022	June 30, 2021
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	111,503	140,754
Select Class	1,365,813	1,188,982
Shares issued for distributions reinvested
Investor Class	86,891	40,282
Select Class	684,262	273,838
Shares redeemed
Investor Class	(300,029)	(602,870)
Select Class	(2,723,548)	(3,068,620)
Tax-free interclass conversion
Investor Class	(219,455)	(180,888)
Select Class	220,479	181,760
Net decrease in fund shares	(774,084)	(2,026,762)

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund		SA Real Estate Securities Fund
Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021

294,891	295,977	97,174	185,442
3,154,411	2,654,066	1,061,174	1,772,822

57,834	45,516	114,194	74,231
562,704	364,901	917,278	485,610

(335,852)	(758,302)	(425,337)	(567,332)
(3,798,621)	(4,288,934)	(3,814,937)	(2,585,148)

(292,199)	(261,677)	(200,378)	(170,860)
292,456	261,749	201,063	171,486
(64,376)	(1,686,704)	(2,049,769)	(633,749)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA Worldwide Moderate Growth Fund
	Year Ended	Year Ended
	June 30, 2022	June 30, 2021
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$360,412	$341,933
Net realized gain on investments and foreign currency transactions	2,038,472	30,375
Net increase (decrease) in unrealized appreciation (depreciation)	(4,677,179)	7,682,280
Net increase (decrease) in net assets from operations	(2,278,295)	8,054,588
Distributions to shareholders	(1,168,884)	(1,248,295)

Capital share transactions
Proceeds from sale of shares	2,954,114	4,380,054
Value of distributions reinvested	1,164,151	1,243,187
Cost of shares redeemed	(4,667,944)	(15,725,106)
Total capital share transactions	(549,679)	(10,101,865)
Total decrease in net assets	(3,996,858)	(3,295,572)

NET ASSETS
Beginning of year	$27,168,508	$30,464,080
End of year	$23,171,650	$27,168,508

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	248,004	408,508
Shares issued for distributions reinvested	96,932	116,077
Shares redeemed	(391,603)	(1,483,293)
Net decrease in fund shares	(46,667)	(958,708)

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

	SA U.S. Fixed Income Fund
	Year Ended June 30,
Investor Class	2022	2021		2020	2019	2018
Net asset value, beginning of period	$10.12	$10.17		$10.16	$10.11	$10.18

Income from investment operations:
Net investment income (loss)	0.01 (1)	(0.02	)(1)(2)	0.13 (1)	(0.20)	(0.05)
Net realized and unrealized gain
(loss) on investments	(0.58)	(0.03	)(2)	0.01	0.46	0.07
Total from investment operations	(0.57)	(0.05)		0.14	0.26	0.02

Less distributions from:
Net investment income	(0.01)	(0.00	)(3)	(0.13)	(0.21)	(0.09)

Net asset value, end of period	$9.54	$10.12		$10.17	$10.16	$10.11

Total return	(5.63)%	(0.48)%		1.42%	2.58%	0.17%
Net assets, end of period (000s)	$52,715	$68,818		$80,440	$113,430	$147,431
Ratio of net expenses to average net assets	0.63%	0.64%		0.63%	0.64%	0.64%
Ratio of gross expenses to average net assets	0.63%	0.64%		0.63%	0.64%	0.64%
Ratio of net investment income (loss)
to average net assets	0.10%	(0.15)%		1.28%	1.92%	0.94%
Portfolio turnover rate	203%	113%		49%	88%	107%
(1)	Calculated based on average shares outstanding during the year.
(2)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(3)	Amount rounds to less than $(0.005) per share.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Fixed Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
Select Class	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$10.13	$10.16	$10.15	$10.10	$10.18

Income from investment operations:
Net investment income (loss)	0.03 (2)	0.01 (2)	0.15 (2)	(0.25)	(0.10)
Net realized and unrealized gain
(loss) on investments	(0.59)	(0.03)	0.01	0.53	0.13
Total from investment operations	(0.56)	(0.02)	0.16	0.28	0.03

Less distributions from:
Net investment income	(0.02)	(0.01)	(0.15)	(0.23)	(0.11)

Net asset value, end of period	$9.55	$10.13	$10.16	$10.15	$10.10

Total return	(5.50)%	(0.18)%	1.60%	2.83%	0.33	%(3)
Net assets, end of period (000s)	$409,117	$481,404	$458,952	$516,466	$472,402
Ratio of net expenses to average net assets	0.41%	0.42%	0.42%	0.41%	0.43	%(4)
Ratio of gross expenses to average net assets	0.41%	0.42%	0.42%	0.41%	0.43	%(4)(5)
Ratio of net investment income
to average net assets	0.33%	0.06%	1.47%	2.17%	1.55	%(4)
Portfolio turnover rate	203%	113%	49%	88%	107%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding during the year.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed Income Fund
	Year Ended June 30,
Investor Class	2022	2021		2020		2019	2018
Net asset value, beginning of period	$9.44	$9.42		$9.63		$9.59	$9.63

Income from investment operations:
Net investment income (loss)	0.03 (1)	(0.03	)(1)	0.00	(1)(2)	(0.09)	0.20
Net realized and unrealized gain
(loss) on investments	(0.74)	0.05		0.14		0.46	(0.20)
Total from investment operations	(0.71)	0.02		0.14		0.37	—

Less distributions from:
Net investment income	(0.02)	—		(0.35)		(0.33)	(0.04)
Capital gains	—	—		—		—	(0.00	)(3)
Total distributions	(0.02)	—		(0.35)		(0.33)	(0.04)

Net asset value, end of period	$8.71	$9.44		$9.42		$9.63	$9.59

Total return	(7.50)%	0.21%		1.46%		3.90%	0.04%
Net assets, end of period (000s)	$80,670	$88,378		$100,567		$133,954	$170,558
Ratio of net expenses to average net assets	0.71%	0.73%		0.73%		0.73%	0.73%
Ratio of gross expenses to average net assets	0.71%	0.73%		0.73%		0.73%	0.73%
Ratio of net investment income
(loss) to average net assets	0.37%	(0.30)%		0.01%		0.53%	1.02%
Portfolio turnover rate	103%	111%		58%		75%	46%

(1)	Calculated based on average shares outstanding during the year.
(2)	Amount rounds to less than $0.005 per share.
(3)	Amount rounds to less than $(0.005) per share.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed Income Fund
	Year Ended	Year Ended		Year Ended	Year Ended	Period Ended
Select Class	June 30, 2022	June 30, 2021		June 30, 2020	June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$9.42	$9.38		$9.59	$9.59	$9.62

Income from investment operations:
Net investment income (loss)	0.05 (2)	(0.01	)(2)	0.02 (2)	(0.29)	(0.02)
Net realized and unrealized gain
(loss) on investments	(0.74)	0.05		0.14	0.68	0.04
Total from investment operations	(0.69)	0.04		0.16	0.39	0.02

Less distributions from:
Net investment income	(0.04)	—		(0.37)	(0.39)	(0.05)

Net asset value, end of period	$8.69	$9.42		$9.38	$9.59	$9.59

Total return	(7.29)%	0.43%		1.66%	4.12%	0.25	%(3)
Net assets, end of period (000s)	$668,270	$648,261		$593,280	$617,360	$568,896
Ratio of net expenses to average net assets	0.50%	0.52%		0.51%	0.51%	0.52	%(4)
Ratio of gross expenses to average net assets	0.50%	0.52%		0.51%	0.51%	0.54	%(4)(5)
Ratio of net investment income
(loss) to average net assets	0.59%	(0.08)%		0.21%	0.73%	1.12	%(4)
Portfolio turnover rate	103%	111%		58%	75%	46%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding during the year.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core Market Fund
	Year Ended June 30,
Investor Class	2022	2021	2020	2019	2018
Net asset value, beginning of period	$30.22	$23.37	$24.79	$24.18	$21.71

Income from investment operations:
Net investment income (loss)	0.14 (1)	0.14 (1)	0.23 (1)	0.01	(0.02)
Net realized and unrealized gain
(loss) on investments	(3.46)	8.87	1.43	1.95	3.45
Total from investment operations	(3.32)	9.01	1.66	1.96	3.43

Less distributions from:
Net investment income	(0.11)	(0.22)	(0.26)	(0.17)	(0.22)
Capital gains	(2.27)	(1.94)	(2.82)	(1.18)	(0.74)
Total distributions	(2.38)	(2.16)	(3.08)	(1.35)	(0.96)

Net asset value, end of period	$24.52	$30.22	$23.37	$24.79	$24.18

Total return	(12.44)%	39.94%	6.31%	9.30%	15.91%
Net assets, end of period (000s)	$77,555	$106,102	$112,429	$165,849	$205,989
Ratio of net expenses to average net assets	0.86%	0.87%	0.88%	0.88%	0.90%
Ratio of gross expenses to average net assets	0.86%	0.87%	0.88%	0.88%	0.90	%(2)
Ratio of net investment income
to average net assets	0.48%	0.53%	0.98%	1.02%	0.90%
Portfolio turnover rate	9%	1%	3%	4%	6%

(1)	Calculated based on average shares outstanding during the year.
(2)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core Market Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
Select Class	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$30.08	$23.28	$24.71	$24.20	$21.74

Income from investment operations:
Net investment income (loss)	0.20 (2)	0.20 (2)	0.28 (2)	(0.28)	(0.20)
Net realized and unrealized gain
(loss) on investments	(3.43)	8.82	1.43	2.26	3.65
Total from investment operations	(3.23)	9.02	1.71	1.98	3.45

Less distributions from:
Net investment income	(0.19)	(0.28)	(0.32)	(0.29)	(0.25)
Capital gains	(2.27)	(1.94)	(2.82)	(1.18)	(0.74)
Total distributions	(2.46)	(2.22)	(3.14)	(1.47)	(0.99)

Net asset value, end of period	$24.39	$30.08	$23.28	$24.71	$24.20

Total return	(12.26)%	40.20%	6.56%	9.51%	15.99	%(3)
Net assets, end of period (000s)	$506,548	$570,557	$487,916	$589,454	$588,965
Ratio of net expenses to average net assets	0.65%	0.66%	0.67%	0.66%	0.67	%(4)
Ratio of gross expenses to average net assets	0.65%	0.66%	0.67%	0.66%	0.68	%(4)(5)
Ratio of net investment income
to average net assets	0.69%	0.74%	1.19%	1.24%	1.12	%(4)
Portfolio turnover rate	9%	1%	3%	4%	6%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding during the year.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Value Fund
	Year Ended June 30,
Investor Class	2022	2021	2020	2019	2018
Net asset value, beginning of period	$20.71	$14.10	$17.13	$18.39	$18.51

Income from investment operations:
Net investment income (loss)	0.26 (2)	0.21 (2)	0.28 (2)	(0.03)	(0.00	)(1)
Net realized and unrealized gain
(loss) on investments	(1.80)	6.66	(2.39)	0.24	1.83
Total from investment operations	(1.54)	6.87	(2.11)	0.21	1.83

Less distributions from:
Net investment income	(0.22)	(0.26)	(0.26)	(0.19)	(0.24)
Capital gains	(0.67)	—	(0.66)	(1.28)	(1.71)
Total distributions	(0.89)	(0.26)	(0.92)	(1.47)	(1.95)

Net asset value, end of period	$18.28	$20.71	$14.10	$17.13	$18.39

Total return	(7.88)%	49.17%	(13.42)%	2.43%	9.59%
Net assets, end of period (000s)	$59,594	$80,613	$74,571	$117,485	$152,688
Ratio of net expenses to average net assets	0.94%	0.95%	0.95%	0.96%	0.97%
Ratio of gross expenses to average net assets	0.94%	0.95%	0.95%	0.96%	0.97%
Ratio of net investment income to average net assets	1.26%	1.24%	1.71%	1.53%	1.41%
Portfolio turnover rate	10%	5%	10%	11%	19%

(1)	Amount rounds to less than $(0.005) per share.
(2)	Calculated based on average shares outstanding during the year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
Select Class	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$20.63	$14.04	$17.07	$18.41	$18.62

Income from investment operations:
Net investment income (loss)	0.30 (2)	0.25 (2)	0.31 (2)	(0.28)	(0.23)
Net realized and unrealized gain
(loss) on investments	(1.78)	6.64	(2.38)	0.51	1.99
Total from investment operations	(1.48)	6.89	(2.07)	0.23	1.76

Less distributions from:
Net investment income	(0.28)	(0.30)	(0.30)	(0.29)	(0.26)
Capital gains	(0.67)	—	(0.66)	(1.28)	(1.71)
Total distributions	(0.95)	(0.30)	(0.96)	(1.57)	(1.97)

Net asset value, end of period	$18.20	$20.63	$14.04	$17.07	$18.41

Total return	(7.68)%	49.58%	(13.26)%	2.63%	9.20	%(3)
Net assets, end of period (000s)	$457,000	$526,588	$401,751	$475,491	$448,694
Ratio of net expenses to average net assets	0.72%	0.73%	0.74%	0.74%	0.75	%(4)
Ratio of gross expenses to average net assets	0.72%	0.73%	0.74%	0.74%	0.76	%(4)(5)
Ratio of net investment income
to average net assets	1.48%	1.44%	1.93%	1.76%	1.46	%(4)
Portfolio turnover rate	10%	5%	10%	11%	19%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding during the year.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Year Ended June 30,
Investor Class	2022	2021	2020	2019	2018
Net asset value, beginning of period	$33.74	$21.77	$25.46	$27.37	$25.76

Income from investment operations:
Net investment income (loss)	0.09 (1)	0.06 (1)	0.09 (1)	0.07	(0.06)
Net realized and unrealized gain (loss) on investments	(4.02)	12.60	(2.62)	(1.27)	3.75
Total from investment operations	(3.93)	12.66	(2.53)	(1.20)	3.69

Less distributions from:
Net investment income	(0.07)	(0.06)	(0.07)	—	(0.05)
Capital gains	(7.06)	(0.63)	(1.09)	(0.71)	(2.03)
Total distributions	(7.13)	(0.69)	(1.16)	(0.71)	(2.08)

Net asset value, end of period	$22.68	$33.74	$21.77	$25.46	$27.37

Total return	(15.24)%	58.84%	(10.66)%	(3.94)%	14.64%
Net assets, end of period (000s)	$34,945	$59,623	$55,701	$81,679	$113,007
Ratio of net expenses to average net assets	1.09%	1.14%	1.14%	1.15%	1.17%
Ratio of gross expenses to average net assets	1.09%	1.14%	1.14%	1.15%	1.21	%(2)
Ratio of net investment income to average net assets	0.31%	0.20%	0.38%	0.31%	0.26%
Portfolio turnover rate	7%	7%	14%	12%	16%

(1)	Calculated based on average shares outstanding during the year.
(2)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
Select Class	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$33.69	$21.74	$25.43	$27.41	$25.96

Income from investment operations:
Net investment income (loss)	0.16 (2)	0.12 (2)	0.14 (2)	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments	(4.02)	12.58	(2.61)	(1.08)	3.62
Total from investment operations	(3.86)	12.70	(2.47)	(1.16)	3.56

Less distributions from:
Net investment income	(0.16)	(0.12)	(0.13)	(0.11)	(0.08)
Capital gains	(7.06)	(0.63)	(1.09)	(0.71)	(2.03)
Total distributions	(7.22)	(0.75)	(1.22)	(0.82)	(2.11)

Net asset value, end of period	$22.61	$33.69	$21.74	$25.43	$27.41

Total return	(15.07)%	59.18%	(10.45)%	(3.73)%	14.05	%(3)
Net assets, end of period (000s)	$256,993	$372,180	$301,691	$329,561	$331,999
Ratio of net expenses to average net assets	0.87%	0.92%	0.92%	0.92%	0.93	%(4)
Ratio of gross expenses to average net assets	0.87%	0.92%	0.92%	0.92%	0.95	%(4)(5)
Ratio of net investment income to average net assets	0.53%	0.42%	0.61%	0.56%	0.48	%(4)
Portfolio turnover rate	7%	7%	14%	12%	16%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding during the year.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Value Fund
	Year Ended June 30,
Investor Class	2022	2021	2020	2019	2018
Net asset value, beginning of period	$12.25	$8.71	$10.96	$11.87	$11.20

Income from investment operations:
Net investment income	0.41 (1)	0.28 (1)	0.19 (1)	0.13	0.15
Net realized and unrealized gain (loss) on investments	(1.43)	3.48	(2.03)	(0.85)	0.83
Total from investment operations	(1.02)	3.76	(1.84)	(0.72)	0.98

Less distributions from:
Net investment income	(0.37)	(0.22)	(0.41)	(0.19)	(0.31)

Net asset value, end of period	$10.86	$12.25	$8.71	$10.96	$11.87

Total return	(8.57)%	43.64%	(17.62)%	(5.88)%	8.61%
Net assets, end of period (000s)	$56,827	$80,507	$80,664	$124,822	$174,610
Ratio of net expenses to average net assets	1.11%	1.11%	1.11%	1.12%	1.12%
Ratio of gross expenses to average net assets	1.11%	1.11%	1.11%	1.12%	1.12%
Ratio of net investment income to average net assets	3.36%	2.64%	1.92%	2.67%	1.86%
Portfolio turnover rate	12%	9%	13%	19%	21%

(1)	Calculated based on average shares outstanding during the year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
Select Class	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$12.21	$8.68	$10.93	$11.89	$11.28

Income from investment operations:
Net investment income (loss)	0.44 (2)	0.30 (2)	0.22 (2)	(0.19)	(0.21)
Net realized and unrealized gain (loss) on investments	(1.43)	3.47	(2.04)	(0.51)	1.14
Total from investment operations	(0.99)	3.77	(1.82)	(0.70)	0.93

Less distributions from:
Net investment income	(0.40)	(0.24)	(0.43)	(0.26)	(0.32)

Net asset value, end of period	$10.82	$12.21	$8.68	$10.93	$11.89

Total return	(8.35)%	44.00%	(17.46)%	(5.66)%	8.16	%(3)
Net assets, end of period (000s)	$470,093	$569,943	$464,812	$567,858	$560,676
Ratio of net expenses to average net assets	0.89%	0.89%	0.90%	0.90%	0.90	%(4)
Ratio of gross expenses to average net assets	0.89%	0.89%	0.90%	0.90%	0.92	%(4)(5)
Ratio of net investment income to average net assets	3.65%	2.86%	2.20%	3.08%	4.25	%(4)
Portfolio turnover rate	12%	9%	13%	19%	21%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding during the year.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Year Ended June 30,
Investor Class	2022	2021		2020	2019		2018
Net asset value, beginning of period	$24.44	$17.32		$19.75	$22.94		$22.09

Income from investment operations:
Net investment income (loss)	0.44 (1)	0.24	(1)	0.31 (1)	(0.21)		(0.60)
Net realized and unrealized gain (loss) on investments	(5.16)	7.31		(1.57)	(1.80)		2.46
Total from investment operations	(4.72)	7.55		(1.26)	(2.01)		1.86

Less distributions from:
Net investment income	(0.57)	(0.24)		(0.35)	(0.29)		(0.43)
Capital gains	(0.76)	(0.19)		(0.82)	(0.89)		(0.58)
Total distributions	(1.33)	(0.43)		(1.17)	(1.18)		(1.01)

Net asset value, end of period	$18.39	$24.44		$17.32	$19.75		$22.94

Total return	(20.33)%	43.94%		(7.26)%	(8.05)%		8.35%
Net assets, end of period (000s)	$26,761	$43,416		$41,203	$62,905		$90,584
Ratio of net expenses to average net assets†	0.74%	0.75%		0.75%	0.75%		0.86%
Ratio of gross expenses to average net assets†	0.74%	0.75	%(2)	0.75%	0.76	%(2)	0.86%
Ratio of net investment income to average net assets†(3)	1.92%	1.11%		1.63%	1.58%		1.27%
Ratio of expenses to average net assets for the DFA Portfolio (unaudited)†(4)	0.42%	0.49%		0.53%	0.54%		0.53%
Ratio of expenses to average net assets for the DFA Portfolio†(5)	0.46%	0.53%		0.54%	0.53%		0.53%
Portfolio turnover rate(6)	8%	2%		6%	6%		6%

†	The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Company Fund. The financial statements of the DFA Portfolio are included elsewhere in this report.
(1)	Calculated based on average shares outstanding during the year.
(2)	Gross expenses before waivers of expenses.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	The DFA Portfolio expense ratios are as of April 30, 2022, 2021, 2020, 2019 and 2018 respectively and are unaudited.
(5)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2021, 2020, 2019, 2018 and 2017 respectively.
(6)	The SA International Small Company Fund invests substantially all of its assets in the DFA Portfolio. Please refer to the financial statements of the DFA Portfolio included elsewhere in this report.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
Select Class	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$24.32	$17.24	$19.67	$22.96	$22.01

Income from investment operations:
Net investment income (loss)	0.50 (2)	0.29 (2)	0.34 (2)	(0.40)	(0.41)
Net realized and unrealized gain
(loss) on investments	(5.14)	7.27	(1.55)	(1.58)	2.40
Total from investment operations	(4.64)	7.56	(1.21)	(1.98)	1.99

Less distributions from:
Net investment income	(0.64)	(0.29)	(0.41)	(0.42)	(0.46)
Capital gains	(0.76)	(0.19)	(0.81)	(0.89)	(0.58)
Total distributions	(1.40)	(0.48)	(1.22)	(1.31)	(1.04)

Net asset value, end of period	$18.28	$24.32	$17.24	$19.67	$22.96

Total return	(20.15)%	44.25%	(7.06)%	(7.81)%	8.98	%(3)
Net assets, end of period (000s)	$210,527	$291,100	$230,856	$261,693	$264,464
Ratio of net expenses to average net assets†	0.51%	0.52%	0.53%	0.52%	0.54	%(4)
Ratio of gross expenses to average net assets†	0.51%	0.52%	0.53%	0.52%	0.57%	(4)(5)
Ratio of net investment income
to average net assets†(6)	2.20%	1.35%	1.85%	1.91%	0.98	%(4)
Ratio of expenses to average net assets
for the DFA Portfolio (unaudited)†(7)	0.42%	0.49%	0.53%	0.53%	0.53%
Ratio of expenses to average net
assets for the DFA Portfolio†(8)	0.46%	0.53%	0.54%	0.53%	0.53%
Portfolio turnover rate(9)	8%	2%	6%	6%	6%

†	The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Company Fund. The financial statements of the DFA Portfolio are included elsewhere in this report.
(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding during the year.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.
(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(7)	The DFA Portfolio expense ratios are as of April 30, 2022, 2021, 2020, 2019 and 2018 respectively and are unaudited.
(8)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2021, 2020, 2019, 2018 and 2017 respectively.
(9)	The SA International Small Company Fund invests substantially all of its assets in the DFA Portfolio. Please refer to the financial statements of the DFA Portfolio included elsewhere in this report.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging Markets Value Fund
	Year Ended June 30,
Investor Class	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.15	$7.75	$9.85	$9.93	$9.56

Income from investment operations:
Net investment income (loss)	0.32 (1)	0.17 (1)	0.18 (1)	(0.12)	(0.11)
Net realized and unrealized gain (loss) on investments	(1.97)	3.40	(2.07)	0.20	0.62
Total from investment operations	(1.65)	3.57	(1.89)	0.08	0.51

Less distributions from:
Net investment income	(0.30)	(0.17)	(0.21)	(0.16)	(0.14)
Net asset value, end of period	$9.20	$11.15	$7.75	$9.85	$9.93

Total return	(15.07)%	46.51%	(19.60)%	0.97%	5.23%
Net assets, end of period (000s)	$17,439	$24,222	$22,078	$37,001	$49,384
Ratio of net expenses to average net assets	1.24%	1.32%	1.35%	1.35%	1.38%
Ratio of gross expenses to average net assets(2)	1.54%	1.61%	1.61%	1.62%	1.61%
Ratio of net investment income to average net assets	3.05%	1.83%	2.06%	1.78%	1.26%
Portfolio turnover rate	19%	22%	22%	12%	18%

(1)	Calculated based on average shares outstanding during the year.
(2)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging Markets Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
Select Class	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$11.15	$7.74	$9.84	$9.94	$9.61

Income from investment operations:
Net investment income (loss)	0.34 (2)	0.20 (2)	0.19 (2)	(0.20)	(0.11)
Net realized and unrealized
gain (loss) on investments	(1.98)	3.40	(2.06)	0.30	0.59
Total from investment operations	(1.64)	3.60	(1.87)	0.10	0.48

Less distributions from:
Net investment income	(0.32)	(0.19)	(0.23)	(0.20)	(0.15)
Net asset value, end of period	$9.19	$11.15	$7.74	$9.84	$9.94

Total return	(14.98)%	46.98%	(19.45)%	1.10%	4.87	%(3)
Net assets, end of period (000s)	$169,128	$202,802	$148,641	$179,808	$164,047
Ratio of net expenses to
average net assets	1.04%	1.12%	1.14%	1.15%	1.16	%(4)
Ratio of gross expenses to
average net assets(5)	1.30%	1.36%	1.37%	1.37%	1.41	%(4)
Ratio of net investment income
to average net assets	3.27%	2.07%	2.23%	1.88%	1.74	%(4)
Portfolio turnover rate	19%	22%	22%	12%	18%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding during the year.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate Securities Fund
	Year Ended June 30,
Investor Class	2022	2021	2020	2019	2018
Net asset value, beginning of period	$13.95	$11.02	$12.43	$11.40	$11.38

Income from investment operations:
Net investment income (loss)	0.15 (1)	0.17 (1)	0.22 (1)	(0.34)	0.14
Net realized and unrealized gain
(loss) on investments	(0.85)	3.20	(1.08)	1.79	0.21
Total from investment operations	(0.70)	3.37	(0.86)	1.45	0.35

Less distributions from:
Net investment income	(0.13)	(0.29)	(0.15)	(0.35)	(0.14)
Capital gains	(1.12)	(0.15)	(0.40)	(0.07)	(0.19)
Total distributions	(1.25)	(0.44)	(0.55)	(0.42)	(0.33)

Net asset value, end of period	$12.00	$13.95	$11.02	$12.43	$11.40

Total return	(6.51)%	31.57%	(7.47)%	13.32%	3.14%
Net assets, end of period (000s)	$15,527	$23,828	$24,097	$36,944	$44,916
Ratio of net expenses to average net assets	0.95%	0.95%	0.95%	0.95%	0.98%
Ratio of gross expenses to average net assets(2)	1.02%	1.05%	1.02%	1.04%	1.04%
Ratio of net investment income to average net assets	1.04%	1.44%	1.82%	2.28%	2.27%
Portfolio turnover rate	2%	4%	3%	6%	6%

(1)	Calculated based on average shares outstanding during the year.
(2)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate Securities Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
Select Class	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$13.90	$10.98	$12.40	$11.41	$11.53

Income from investment operations:
Net investment income (loss)	0.18 (2)	0.20 (2)	0.25 (2)	(0.53)	(0.09)
Net realized and unrealized gain
(loss) on investments	(0.85)	3.19	(1.09)	2.00	0.32
Total from investment operations	(0.67)	3.39	(0.84)	1.47	0.23

Less distributions from:
Net investment income	(0.16)	(0.32)	(0.18)	(0.41)	(0.16)
Capital gains	(1.12)	(0.15)	(0.40)	(0.07)	(0.19)
Total distributions	(1.28)	(0.47)	(0.58)	(0.48)	(0.35)

Net asset value, end of period	$11.95	$13.90	$10.98	$12.40	$11.41

Total return	(6.31)%	31.91%	(7.35)%	13.54%	2.03	%(3)
Net assets, end of period (000s)	$125,486	$168,696	$135,052	$152,655	$140,647
Ratio of net expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.76	%(4)
Ratio of gross expenses to average net assets(5)	0.78%	0.80%	0.79%	0.78%	0.85	%(4)
Ratio of net investment income
to average net assets	1.28%	1.66%	2.09%	2.42%	3.10	%(4)
Portfolio turnover rate	2%	4%	3%	6%	6%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding during the year.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Worldwide Moderate Growth Fund
	Year Ended June 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$12.16	$9.54	$10.83	$11.29	$10.73

Income from investment operations:
Net investment income (loss)	0.16 (1)	0.14 (1)	0.24 (1)	(0.18)	(0.15)
Net realized and unrealized gain (loss) on investments	(1.19)	3.01	(0.97)	0.39	1.03
Total from investment operations	(1.03)	3.15	(0.73)	0.21	0.88

Less distributions from:
Net investment income	(0.16)	(0.20)	(0.25)	(0.21)	(0.15)
Capital gains	(0.38)	(0.33)	(0.31)	(0.46)	(0.17)
Total distributions	(0.54)	(0.53)	(0.56)	(0.67)	(0.32)

Net asset value, end of period	$10.59	$12.16	$9.54	$10.83	$11.29

Total return	(8.97)%	33.71%	(7.33)%	2.53%	8.11%
Net assets, end of period (000s)	$23,172	$27,169	$30,464	$38,210	$35,745
Ratio of net expenses to average net assets(2)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of gross expenses to average net assets(2)(3)	0.67%	0.69%	0.54%	0.51%	0.60%
Ratio of net investment income to average net assets(2)(4)	1.38%	1.24%	2.36%	2.07%	1.09%
Portfolio turnover rate	25%	11%	23%	14%	20%

(1)	Calculated based on average shares outstanding during the year.
(2)	These ratios exclude the impact of the underlying affiliated funds as represented in the Portfolio of Investments.
(3)	Gross expenses before waivers of expenses.
(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2022

1. Organization and Significant Accounting Policies

SA Funds — Investment Trust (the “Trust”) is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios (“Funds”) of shares of beneficial interest and different classes of shares of each Fund. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), and currently offers the following ten Funds, each of which (with the exception of the SA Worldwide Moderate Growth Fund) is a diversified mutual fund as defined in the 1940 Act. Each Fund represents a distinct portfolio with its own investment objective. Refer to the Prospectus for each Fund’s investment objective:

SA U.S. Fixed Income Fund
SA Global Fixed Income Fund
SA U.S. Core Market Fund
SA U.S. Value Fund
SA U.S. Small Company Fund
SA International Value Fund
SA International Small Company Fund
SA Emerging Markets Value Fund
SA Real Estate Securities Fund
SA Worldwide Moderate Growth Fund

The SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, and SA International Small Company Fund commenced investment operations on August 5, 1999, the SA Global Fixed Income Fund commenced operations on July 29, 1999, the SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund commenced operations on April 2, 2007,and the SA Worldwide Moderate Growth Fund commenced operations on July 1, 2015.

Each Fund with the exception of the SA Worldwide Moderate Growth Fund, offers Investor Class shares and Select Class shares. The SA Worldwide Moderate Growth Fund offers only a single share class.

Select Class shares are available to investors that invest through the Strategist Program of Buckingham Strategic Partners, LLC (the “Adviser” or “Buckingham”) and certain registered investment companies at the discretion of the Adviser. In addition, Select Class shares are available to certain Turn-Key Asset Management Program participants who invest through a unified managed account program sponsored by the Adviser and who invest at least $500,000 in a model portfolio that includes one or more of the Funds; or investors who are clients of investment advisors whose clients invest in aggregate at least $20 million in the Funds and other accounts managed by the Adviser. The Adviser may automatically convert Investor Class shares to Select Class shares when investment level thresholds are achieved. The minimum initial purchase amount of Select Class shares is generally $100,000 in aggregate across all of the Funds with no minimum for subsequent investments. In the Adviser’s discretion, the minimum initial purchase amount may be applied across all assets of the investor under administration with the investment advisor or may be reduced.

The SA International Small Company Fund invests substantially all of its assets in the International Small Company Portfolio (the “DFA Portfolio”), a series of DFA Investment Dimensions Group Inc., a separate registered investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series, each a series of The DFA Investment Trust Company (each a “Series”),

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NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2022 (Continued)

an open-end management investment company. As of June 30, 2022, the SA International Small Company Fund held approximately 2.40% of the DFA Portfolio. The SA International Small Company Fund adheres closely to the accounting for a fund-of-funds investments under the AICPA Audit and Accounting Guide for Investment Companies. The performance of the SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio and the Series in which it invests are included elsewhere in this report and should be read in conjunction s with the financial statements of the SA International Small Company Fund.

The SA Worldwide Moderate Growth Fund invests substantially all of its assets in the Select Class shares of the Underlying SA Funds managed by the Adviser comprising various asset categories and strategies. The Adviser has established an asset allocation target for the Fund. This target is the approximate percentage of the Fund’s assets that will be invested in equity investments and fixed income investments. Under normal market conditions, the SA Worldwide Moderate Growth Fund invests approximately 70% of its assets in equity investments and approximately 30% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds. The performance of the SA Worldwide Moderate Growth Fund is directly affected by the performance of the Underlying SA Funds. The financial statements of the Underlying SA Funds are included elsewhere in the report and should be read in conjunction with the financial statements of the SA Worldwide Moderate Growth Fund.

Use of Estimates — The Funds are investment companies that follow the investment company accounting and reporting guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following summarizes the significant accounting policies of the Funds:

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

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NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2022 (Continued)

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (the “Board” or the “Trustees”) pursuant to procedures approved by the Board.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee (or its designee). Any determinations of fair value made by the Pricing Committee (or its designee) are presented to the Board for ratification.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

Fair Value Measurement — The Board has adopted procedures to fair value securities and other assets of each Fund when market prices are not readily available or do not accurately reflect their current market value. The Board has designated the responsibility for applying these fair valuation methods to the Pricing Committee (or its designee). For example, a Fund may fair value an asset when it is delisted or trading is halted or suspended; when it has not been traded for an extended period of time; when its primary pricing source is unavailable or other data calls the primary source’s reliability into question; or when its primary trading market is closed during regular U.S. market hours. Each Fund makes fair valuation determinations in accordance with the Trust’s Procedures for Valuing Securities and Assets, as amended. The Pricing Committee (or its designee) may consider various factors, including unobservable market inputs when arriving at fair value. The Pricing Committee (or its designee) may use, but is not limited to, techniques such as review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book value, and other relevant information when determining fair value. The Pricing Committee regularly reviews these inputs and assumptions when reviewing fair valuations of investments held by the Funds. Fair value pricing involves subjective judgement and it is possible that the fair value determined for an asset is materially different than the value that could be realized upon the sale of that asset. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – unadjusted quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

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NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2022 (Continued)

The tables below provide a summary of the inputs as of June 30, 2022, in valuing each Fund’s investments:

	Investments in Securities
	Unadjusted
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Total Fair Value
	Investments	Inputs	Inputs	as of
Description	(Level 1)	(Level 2)	(Level 3)	June 30, 2022
SA U.S. Fixed Income Fund
Assets
Yankee Corporate Bonds And Notes	$—	$76,858,071	$—	$76,858,071
Corporate Bonds and Notes	—	109,046,850	—	109,046,850
U.S. Government and Agency Obligations	—	274,930,156	—	274,930,156
Short-Term Investments	301,162	—	—	301,162
Total Investments	$301,162	$460,835,077	$—	$461,136,239
SA Global Fixed Income Fund
Assets
Bonds and Notes	$—	$739,633,588 †	$—	$739,633,588
Short-Term Investments	31,825,289	—	—	31,825,289
Other Financial Instruments
Forward Foreign Currency Exchange
Contracts	—	7,393,871	—	7,393,871
Total Investments	$31,825,289	$747,027,459	$—	$778,852,748
Liabilities
Other Financial Instruments
Forward Foreign Currency
Exchange Contracts	$—	$(547,887)	$—	$(547,887)
SA U.S. Core Market Fund
Assets
Common Stocks	$558,817,743	$—	$—	$558,817,743
Mutual Funds	23,562,581	—	—	23,562,581
Short-Term Investments	2,021,322	—	—	2,021,322
Total Investments	$584,401,646	$—	$—	$584,401,646
SA U.S. Value Fund
Assets
Common Stocks	$514,937,680	$—	$—	$514,937,680
Short-Term Investments	1,417,494	—	—	1,417,494
Total Investments	$516,355,174	$—	$—	$516,355,174

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NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2022 (Continued)

	Investments in Securities
	Unadjusted
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Total Fair Value
	Investments	Inputs	Inputs	as of
Description	(Level 1)	(Level 2)	(Level 3)	June 30, 2022
SA U.S. Small Company Fund
Assets
Common Stocks	$291,214,311	$0 †	$46,471 †	$291,260,782
Preferred Stocks	173,404	—	—	173,404
Short-Term Investments	3,295,057	—	—	3,295,057
Total Investments	$294,682,772	$0	$46,471	$294,729,243
SA International Value Fund
Assets
Common Stocks	$516,969,667	$—	$0 †	$516,969,667
Preferred Stocks	6,187,368	—	—	6,187,368
Short-Term Investments	16,481,206	—	—	16,481,206
Total Investments	$539,638,241	$—	$0	$539,638,241
SA International Small Company Fund
Assets
Mutual Funds	$237,663,403	$—	$—	$237,663,403
Total Investments	$237,663,403	$—	$—	$237,663,403
SA Emerging Markets Value Fund
Assets
Common Stocks	$181,924,342	$46,687 †	$127,837 †	$182,098,866
Preferred Stocks	2,392,658	—	—	2,392,658
Rights and Warrants	1,716	—	—	1,716
Short-Term Investments	2,471,794	—	—	2,471,794
Total Investments	$186,790,510	$46,687	$127,837	$186,965,034
SA Real Estate Securities Fund
Assets
Common Stocks	$140,091,695	$—	$3,771	$140,095,466
Short-Term Investments	694,815	—	—	694,815
Total Investments	$140,786,510	$—	$3,771	$140,790,281
SA Worldwide Moderate Growth Fund
Assets
Mutual Funds	$23,185,560	$—	$—	$23,185,560
Total Investments	$23,185,560	$—	$—	$23,185,560

†	Contains securities with a market value of zero.

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. No significant Level 3 assets and/or liabilities held at the beginning or end of the period.

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NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2022 (Continued)

Securities Lending – The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which the Adviser or Dimensional Fund Advisor LP (the “Sub-Adviser”) specifically identifies as not being available. Any gain or loss in the fair price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current fair value of the loaned securities with respect to other U.S. securities and 105% of the current fair value of the loaned securities with respect to foreign equity securities. The fair value of the loaned security is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and each respective Fund.

As of June 30, 2022, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

			Value of
	Value	Value of Cash	Non-Cash	Total
	of Securities	Collateral	Collateral*	Collateral
SA Global Fixed Income Fund	$21,451,229	$21,616,085	$46,853	$21,662,938
SA U.S. Core Market Fund	1,573,907	314,019	1,306,047	1,620,066
SA U.S. Value Fund	2,798,257	—	2,879,713	2,879,713
SA U.S. Small Company Fund	7,238,895	2,516,141	4,956,908	7,473,049
SA International Value Fund	32,120,189	15,603,628	18,000,439	33,604,067
SA Emerging Markets Value Fund	3,518,854	2,127,407	1,602,408	3,729,815
SA Real Estate Securities Fund	394,532	15,879	388,152	404,031

*	The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

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NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2022 (Continued)

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the Funds cannot repledge or resell this collateral.

	Remaining Contractual Maturity of the Agreements
	As of June 30, 2022
	Overnight and		Between
Securities Lending Transaction(1)	Continuous	<30 days	30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Government Money Market	$21,616,085	$ —	$—	$ —	$21,616,085
Total Borrowings	$21,616,085	$ —	$—	$ —	$21,616,085
Gross amount of recognized liabilities for securities lending transactions					$21,616,085
SA U.S. Core Market Fund
Government Money Market	$314,019	$ —	$—	$ —	$314,019
Total Borrowings	$314,019	$ —	$—	$ —	$314,019
Gross amount of recognized liabilities for securities lending transactions					$314,019
SA U.S. Small Company Fund
Government Money Market	$2,516,141	$ —	$—	$ —	$2,516,141
Total Borrowings	$2,516,141	$ —	$—	$ —	$2,516,141
Gross amount of recognized liabilities for securities lending transactions					$2,516,141
SA International Value Fund
Government Money Market	$15,603,628	$ —	$—	$ —	$15,603,628
Total Borrowings	$15,603,628	$ —	$—	$ —	$15,603,628
Gross amount of recognized liabilities for securities lending transactions					$15,603,628
SA Emerging Markets Value Fund
Government Money Market	$2,127,407	$ —	$—	$ —	$2,127,407
Total Borrowings	$2,127,407	$ —	$—	$ —	$2,127,407
Gross amount of recognized liabilities for securities lending transactions					$2,127,407
SA Real Estate Securities Fund
Government Money Market	$15,879	$ —	$—	$ —	$15,879
Total Borrowings	$15,879	$ —	$—	$ —	$15,879
Gross amount of recognized liabilities for securities lending transactions					$15,879

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

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NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2022 (Continued)

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

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NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2022 (Continued)

The Funds have adopted provisions surrounding disclosures regarding derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that will help the SA Global Fixed Income Fund mitigate its counterparty risk, the SA Global Fixed Income Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the SA Global Fixed Income Fund and a counterparty that governs over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the SA Global Fixed Income Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the SA Global Fixed Income Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in its Statement of Assets and Liabilities.

The following tables, grouped into appropriate risk categories, disclose the amounts related to the Fund’s use of derivative instruments and hedging activities at June 30, 2022, on a gross basis:

			Gain or (Loss) on Derivatives
			Recognized in Income
	Asset Derivative	Liability Derivative	Realized	Change in
Risk Type	Fair Value(1)	Fair Value(2)	Gain(3)	Appreciation(4)
Foreign currency	$7,393,871	$547,887	$4,996,185	$3,881,113

(1)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)	Statement of Operations location: Realized gain (loss) on: forward foreign currency exchange contracts.
(4)	Statement of Operations location: Increase (decrease) in unrealized appreciation (depreciation) on: forward foreign currency exchange contracts.

Forward Currency Contracts Assets and Collateral Held by Counterparty as of June 30, 2022:

	Gross Amount of
	Assets Presented	Financial
	in Statements of	Instruments	Collateral
Counterparty	Assets & Liabilities	Available for Offset	Received	Net Amount
Bank of America N.A.	$25,111	$(14,904)	—	$10,207
Bank of New York Mellon	53,292	(2,258)	—	51,034
HSBC Bank USA	268,853	(6,376)	—	262,477
State Street Bank and Trust Co.	449,799	(449,799)	—	—
UBS	6,596,816	—	—	6,596,816

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NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2022 (Continued)

Forward Currency Contracts Liabilities and Collateral Pledged as of June 30, 2022:

	Gross Amounts
	of Liabilities
	Presented in
	Statements	Financial
	of Assets	Instruments	Collateral
Counterparty	& Liabilities	Available for Offset	Pledged	Net Amount
ANZ Banking Group Ltd.	$(33,451)	—	—	$(33,451)
Bank of America N.A.	(14,904)	$14,904	—	—
Bank of New York Mellon	(2,258)	2,258	—	—
HSBC Bank USA	(6,376)	6,376	—	—
Morgan Stanley & Co., Inc.	(30,103)	—	—	(30,103)
State Street Bank and Trust Co.	(460,795)	449,799	—	(10,996)

For the fiscal year ended June 30, 2022, the average monthly principal amount of forward foreign currency exchange contracts was $185,828,046.

Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for U.S. federal income tax purposes.

The Funds characterize distributions received from mutual fund investments on the Statements of Operations using the same characterization as the distribution received.

Investment income and realized and unrealized gains(losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Expenses directly attributable to a specific Fund are charged to the respective Fund. Class specific expenses are charged directly to that share class. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets. Expenses are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Indemnifications — Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Trustees are also indemnified against certain liabilities pursuant to an Indemnity Agreement between the Trust and each Trustee. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposures under these arrangements are unknown as this would involve potential future claims against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Foreign Taxes — Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, or capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by each Fund and are disclosed in its Statement of Operations. Foreign taxes payable as of June 30, 2022, if any, are reflected in each Fund’s Statement of Assets and Liabilities. The Funds may also be subject to capital gains tax in India and potentially other foreign

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2022 (Continued)

jurisdictions, on gains realized upon the sale of securities. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. As of June 30, 2022, SA Emerging Markets Value Fund recorded a deferred liability for potential future India capital gains taxes of $428,723.

Federal Income Tax — Each Fund is treated as a separate entity for U.S. federal income tax purposes. Each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of the Funds’ taxable income and net capital gain to their shareholders. Therefore, no income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2022, and for all open tax years, each Fund has determined that no liability for unrecognized tax benefits is required in each Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation. The Funds record interest and penalties, if any, on the Statements of Operations.

The Trust’s management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded with respect to uncertain tax positions taken on returns filed for open tax years (2018-2020), or expected to be taken in the Funds’ 2021 tax returns.

As of June 30, 2022, for U.S. federal income tax purposes, the Funds have realized capital losses which may be carried forward indefinitely to offset future net realized gains as follows:

	Unlimited Short-Term	Unlimited Long-Term
	Losses	Losses
SA U.S. Fixed Income Fund	$(25,355,003)	$(330,191)
SA Global Fixed Income Fund	(20,032,562)	(6,252,967)
SA International Value Fund	(4,236,101)	(15,112,883)
SA Emerging Markets Value Fund	—	(10,489,043)

The federal income tax character of distributions paid to shareholders during the fiscal years ended June 30, 2022 and 2021 were as follows:

	2022		2021
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gain	Income	Capital Gain
SA U.S. Fixed Income Fund	$1,074,189	$—	$544,615	$—
SA Global Fixed Income Fund	3,526,585	—	—	—
SA U.S. Core Market Fund	4,094,947	52,401,389	6,085,032	43,425,198
SA U.S. Value Fund	7,725,837	19,143,632	9,275,511	—
SA U.S. Small Company Fund	5,318,226	72,578,062	3,614,303	7,294,131
SA International Value Fund	19,961,382	—	13,871,642	—
SA International Small Company Fund	7,983,608	9,579,192	4,010,970	2,724,214
SA Emerging Markets Value Fund	6,366,755	—	3,856,145	—
SA Real Estate Securities Fund	1,869,716	12,962,732	4,199,383	2,192,416
SA Worldwide Moderate Growth Fund	347,454	821,430	473,122	775,173

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2022 (Continued)

As of June 30, 2022, the components of distributable earnings on a federal income tax basis were:

		Undistributed	Unrealized	Post October
	Undistributed	Long-Term	Appreciation/	Capital/ Late Year	Capital Loss
	Ordinary Income	Capital Gains	(Depreciation)	Ordinary Loss	Carryforward
SA U.S. Fixed Income Fund	$372,163	$—	$(7,471,235)	$—	$(25,685,194)
SA Global Fixed Income Fund	4,484,209	—	(44,531,535)	—	(26,285,529)
SA U.S. Core Market Fund	2,348,423	24,796,972	430,835,812	—	—
SA U.S. Value Fund	4,430,526	19,611,729	184,182,574	—	—
SA U.S. Small Company Fund	352,608	7,330,144	111,082,283	—	—
SA International Value Fund	15,102,610	—	15,549,321	—	(19,348,984)
SA International Small
Company Fund	708,741	9,584,365	59,935,168	—	—
SA Emerging Markets Value Fund	1,692,136	—	(1,686,959)	—	(10,489,043)
SA Real Estate Securities Fund	299,946	6,712,461	64,818,587	—	—
SA Worldwide Moderate
Growth	30,780	955,021	333,951	—	—

During the fiscal year ended June 30, 2022, the SA U.S. Fixed Income Fund, the SA International Value Fund, the SA Emerging Markets Value Fund and the SA Worldwide Moderate Growth Funds utilized $409,907, $31,439,696, $6,979,465 and $44,383 of capital loss carryforward, respectively.

At June 30, 2022, the aggregate cost of investment securities, aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, including forward foreign currency exchange contracts, as computed on a federal income tax basis for each fund were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
SA U.S. Fixed Income Fund	$468,607,474	$373,906	$(7,845,141)	$(7,471,235)
SA Global Fixed Income Fund	815,992,774	7,623,796	(51,927,235)	(44,303,439)
SA U.S. Core Market Fund	153,565,834	433,122,831	(2,287,019)	430,835,812
SA U.S. Value Fund	332,172,601	201,687,424	(17,504,851)	184,182,573
SA U.S. Small Company Fund	183,646,960	126,855,331	(15,773,048)	111,082,283
SA International Value Fund	523,984,760	80,973,257	(65,319,776)	15,653,481
SA International Small Company Fund	177,728,235	59,935,168	—	59,935,168
SA Emerging Markets Value Fund	188,143,536	33,572,517	(34,751,019)	(1,178,502)
SA Real Estate Securities Fund	75,971,694	68,796,406	(3,977,819)	64,818,587
SA Worldwide Moderate Growth Funds	22,851,610	1,044,191	(710,241)	333,950

Distributions to Shareholders — Each Fund, excluding the SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund, declares and pays dividends from its net investment income, if any, annually. The SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund declare and pay dividends from net investment income, if any, quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2022 (Continued)

The SA Real Estate Securities Fund characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs in which the Fund invests, the characterization will be estimated based on available information, which may include the previous year’s allocation. If new or additional information becomes available from one or more of those REITs at a later date, a recharacterization will be made in the following year. The Fund records any amount recharacterized as dividend income as ordinary income, any amount recharacterized as long-term capital gain as realized gain in the Statement of Operations, and any amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed the sum of net investment income and net capital gains for federal income tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax differences such as wash sales, passive foreign investment companies, non-REIT return of capital, and foreign currency transactions that will reverse in a subsequent period. During any particular year, a Fund’s net realized gains from investment transactions in excess of available capital loss carry forwards will be taxable to a Fund if not distributed and, therefore, will be distributed to shareholders annually.

At June 30, 2022, as a result of permanent book-to-tax differences, the following reclassifications were made on the Statements of Assets and Liabilities. These differences primarily relate to the utilization of tax-equalization adjustments:

	Paid in	Total distributable
	Capital	earnings (loss)
SA U.S. Core Market Fund	$3,183,245	$(3,183,245)
SA U.S. Value Fund	3,108,808	(3,108,808)
SA U.S. Small Company Fund	7,587,049	(7,587,049)
SA International Small Company Fund	1,456,516	(1,456,516)
SA Real Estate Securities Fund	1,854,302	(1,854,302)
SA Worldwide Moderate Growth Fund	137,154	(137,154)

2. Agreements and Transactions with Affiliates

The Trust has an Investment Advisory and Administrative Services Agreement with the Adviser (the “Investment Advisory Agreement”) under which the Adviser manages the investments of, and provides administrative services to, each Fund.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2022 (Continued)

For the advisory services provided to the Funds under the Investment Advisory Agreement, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets as follows:

Advisory
Fees
SA U.S. Fixed Income Fund	0.15%
SA Global Fixed Income Fund	0.25%
SA U.S. Core Market Fund	0.40%
SA U.S. Value Fund	0.40%
SA U.S. Small Company Fund	0.40%
SA International Value Fund	0.45%
SA International Small Company Fund	0.25%
SA Emerging Markets Value Fund	0.45%
SA Real Estate Securities Fund	0.35%
SA Worldwide Moderate Growth Fund	0.00%*

* The advisory fee for the SA Worldwide Moderate Growth Fund has two components. There is no advisory fee on assets invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The Fund is subject to an advisory fee of 0.25% on assets invested in any other investments. The Fund does not currently intend to make investments that would be subject to an advisory fee.

For the administrative services provided to the Funds, the Adviser is entitled to a fee from each Fund, except the SA Worldwide Moderate Growth Fund, computed daily and payable monthly at the annual rate of 0.10% of the average daily net assets of each Fund.

The Trust and the Adviser have jointly entered into an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with the Sub-Adviser. For the sub-advisory services provided to the Funds under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets as follows:

Sub-Advisory
Fees
SA U.S. Fixed Income Fund	0.03%
SA Global Fixed Income Fund	0.03%
SA U.S. Core Market Fund	0.03%*
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.20%
SA International Value Fund	0.20%
SA Emerging Markets Value Fund	0.36%
SA Real Estate Securities Fund	0.10%

* The Sub-Adviser will not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Core Market Fund with respect to any assets of the SA U.S. Core Market Fund invested in the U.S. Micro Cap Portfolio of the DFA Investment Dimensions Group Inc. For its management services, the Sub-Adviser receives an investment advisory fee from the U.S. Micro Cap Portfolio.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2022 (Continued)

The Trust has a Shareholder Servicing Agreement with the Adviser. For the shareholder services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.25% and 0.05% of the average daily net assets of each Fund’s Investor Class and Select Class shares, respectively. There is no shareholder servicing fee on assets of the SA Worldwide Moderate Growth Fund that are invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The SA Worldwide Moderate Growth Fund is subject to a shareholder servicing fee of 0.25% on assets invested in any other investment. The SA Worldwide Moderate Growth Fund does not currently intend to make investments that would be subject to a shareholder servicing fee.

The Adviser has contractually agreed to waive its advisory fees and/or to reimburse expenses to the extent that: (1) each Fund’s Investor Class shares’ operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) exceed, in the aggregate, the rate per annum shown in the table below; (2) each Fund’s Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) are 0.20% lower than the Investor Class shares’ total annual operating expense ratio after fee waiver and/or expense reimbursement and will not exceed, in the aggregate, the rate per annum shown in the table below. This agreement will remain in effect until October 28, 2025, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary. In addition, the Adviser has contractually agreed to waive fees and/or reimburse expenses so that the SA Worldwide Moderate Growth Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses and any other expenses related to Investments in Other Assets) do not exceed the total annual acquired fund fees and expenses related to the Fund’s investments in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, or any money market fund. This agreement will remain in effect until July 1, 2025, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary. These agreements may only be amended or terminated during their terms with the approval of the Board. The expense limitations for the Funds are as follows:

	Expense Limitation
	Investor	Select
	Class	Class
SA U.S. Fixed Income Fund	0.65%	0.45%
SA Global Fixed Income Fund	0.75%	0.55%
SA U.S. Core Market Fund	0.90%	0.70%
SA U.S. Value Fund	1.00%	0.80%
SA U.S. Small Company Fund	1.10%	0.90%
SA International Value Fund	1.15%	0.95%
SA International Small Company Fund	0.75%	0.55%
SA Emerging Markets Value Fund	1.24%	1.04%
SA Real Estate Securities Fund	0.95%	0.75%

Trustees’ Fees and Expenses — For their services as Trustees, the Trustees of the Trust received an annual retainer fee of $118,000, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. The Chairman of the Board receives an annual supplemental compensation of $11,800 per year.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2022 (Continued)

Sub-Administration Fees — State Street serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Adviser. State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.017% of the first $1.5 billion of net assets and 0.014% of net assets over $1.5 billion. The fee is then allocated to each Fund based on the relative net assets of each Fund, subject to a minimum fee of $54,000 annually per Fund. Prior to October 1, 2021, the fee was calculated as follows: 0.02% of the first $1.5 billion of net assets and 0.0175% of net assets over $1.5 billion, and the fee was then allocated to each Fund based on the relative net assets of each Fund, subject to a minimum fee of $70,000 annually per Fund, except for the SA International Small Company Fund and the SA Worldwide Moderate Growth Fund, which were subject to a minimum fee of $50,000 annually per Fund. Fees are calculated for the fund complex and then allocated to the Funds based upon each Fund’s total net assets, which may cause a Fund to pay less than the minimum annual charge.

3. Purchases and Sales of Securities

Excluding short-term investments, each Fund’s purchases and sales of securities for the fiscal year ended June 30, 2022 were as follows:

	Purchases		Sales
	U.S.		U.S.
	Government	Other	Government	Other
SA U.S. Fixed Income Fund	$848,364,671	$171,735,394	$1,034,884,391	$27,191,801
SA Global Fixed Income Fund	277,016,807	619,500,890	423,488,854	385,391,746
SA U.S. Core Market Fund	—	62,513,612	—	67,018,290
SA U.S. Value Fund	—	57,486,840	—	97,209,835
SA U.S. Small Company Fund	—	25,940,861	—	104,977,550
SA International Value Fund	—	69,494,665	—	124,249,193
SA International Small Company Fund	—	23,482,536	—	42,762,000
SA Emerging Markets Value Fund	—	40,481,480	—	41,398,322
SA Real Estate Securities Fund	—	3,555,345	—	41,375,876
SA Worldwide Moderate Growth Fund	—	6,578,744	—	7,048,225

4. Affiliated Ownership

The SA Worldwide Moderate Growth Fund invests in underlying securities and other Investment Companies, certain of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the “Affiliated Underlying Funds”). A summary of the transactions with each Affiliated Underlying Fund during the fiscal year ended June 30, 2022 follows:

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2022 (Continued)

				Net Realized				Dividend	Capital Gain
				Gain (Loss)				Income	Distributions
	Beginning			on Sales of	Change in		Shares as	from	from
	Value as of	Purchases		Affiliated	Unrealized	Ending Value	of	Affiliated	Affiliated
Affiliated Investment	June 30,	at	Proceeds	Investment	Appreciation/	as of	June 30,	Investment	Investment
Companies	2021	Cost	from Sales	Companies	Depreciation	June 30, 2022	2022	Companies	Companies
SA Emerging Markets
Value Fund	$2,980,383	$211,063	$(1,314,770)	$255,311	$(583,120)	$1,548,867	$168,538	$53,653	$—
SA Global Fixed Income
Fund	4,088,783	2,201,302	(753,693)	(41,727)	(395,011)	5,099,654	586,842	25,357	—
SA International Value
Fund	5,114,979	760,157	(788,743)	106,722	(667,330)	4,525,785	418,279	175,035	—
SA Real Estate
Securities Fund	1,621,056	150,980	(986,165)	235,493	(333,603)	687,761	57,553	8,335	58,623
SA U.S. Core Market
Fund	3,272,995	1,979,691	(608,531)	140,004	(977,082)	3,807,077	156,092	25,807	312,082
SA U.S. Fixed Income
Fund	2,722,602	205,415	(607,378)	(11,447)	(126,355)	2,182,837	228,569	5,424	—
SA U.S. Small Company
Fund	2,996,405	518,430	(1,374,570)	375,913	(995,619)	1,520,559	67,252	8,395	362,911
SA U.S. Value Fund	4,371,572	551,706	(614,375)	103,176	(599,059)	3,813,020	209,507	58,406	141,411
Totals	$27,168,775	$6,578,744	$(7,048,225)	$1,163,445	$(4,677,179)	$23,185,560		$360,412	$875,027

5. Recent Accounting Pronouncements

In March 2021, the Financial Conduct Authority, the United Kingdom financial regulatory body, announced dates after which the London Interbank Offered Rates (“LIBOR”) would no longer be representative and subsequently cease publication. Certain LIBOR settings ceased publication at the end of 2021. However, the publication of certain other LIBOR settings will continue through at least mid-2023. There remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued Accounting Standards Update ("ASU") 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

In December 2020, the SEC adopted Rule 2a-5 under the Investment Company Act of 1940, as amended (“Rule 2a-5”), which is intended to address valuation practices and the role of a fund’s board with respect to the fair value of the investments of a registered investment company or business development company. Rule 2a-5, among other things, establishes an updated regulatory framework for registered investment company valuation practices. The compliance date for Rule 2a-5 is September 8, 2022.

6. Consideration related to COVID-19 Pandemic

Global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of COVID-19. The COVID-19 pandemic has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19, including new variants of the underlying virus, have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Funds’ performance.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2022 (Continued)

7. Executive Order on Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China

On June 3, 2021, President Biden expanded upon the previously issued executive order that prohibited U.S. persons from transacting in publicly traded securities designated by the U.S. Department of Defense as “Communist Chinese Military Companies” or “CCMCs” or in instruments that are derivative of, or are designed to provide investment exposure to, prohibited CCMC securities. President Biden’s Executive Order retains the structure of the investment-based CCMC sanctions program introduced in late 2020 but expands the prohibitions to address threats from the use of Chinese surveillance technology outside the People’s Republic of China and the development or use of Chinese surveillance technology to facilitate repression or serious human rights abuse (the “Executive Order”).

Under the Executive Order, U.S. persons will be prohibited from engaging in the purchase or sale of publicly traded securities, as well as securities derivative of, or designed to provide investment exposure to, such securities. This prohibition took effect on August 2, 2021 for entities listed in the Appendix to the Executive Order the (“Appendix”) (and 60 days after designation, with respect to subsequently designated entities). In addition, U.S. persons will be required to divest of targeted securities of entities listed in the Appendix by June 3, 2022 (or 365 days from designation, with respect to subsequently designated entities). Only the SA Emerging Markets Value Fund held securities of entities listed in the Appendix during the period covered by this report and the Fund divested of those securities prior to June 3, 2022.

The Executive Order replaces the previous list of CCMCs with a new Non-SDN Chinese Military Industrial Complex Companies List. The U.S. Department of the Treasury, rather than the U.S. Department of Defense, will drive designations going forward.

Companies included on the list of Non-SDN Chinese Military Industrial Complex Companies could prevent the SA Emerging Markets Value Fund from acquiring securities previously deemed suitable or may have resulted in a forced sale of a security in the portfolio at an inopportune time or price which may have resulted in losses to the Fund. To the extent the Fund invests in securities of Chinese companies listed in the U.S., delisting could impact the Fund`s ability to transact in such securities and could significantly impact their liquidity and market price. The SA Emerging Markets Value Fund has divested of all publicly traded securities identified as CCMC listed in the order.

8. Additional Executive Order in Response to Continued Russian Federation Aggression

On April 15, 2021, President Biden issued an executive order authorizing blocking sanctions against persons operating in the technology, defense and any related materials sectors of the Russian economy. This list was expanded on February 22, 2022 and March 31, 2022 to include the financial services, aerospace, electronics and marine sectors. On April 6, 2022, President Biden further expanded upon these previously issued executive orders and announced Executive Order 14071, which prohibited new investment in and certain services to the Russian Federation in response to continued Russian Federation aggression (the “Executive Order”). Under the Executive Order, all U.S. persons are prohibited from new investment in the Russian Federation.

On February 28, 2022, Russia authorities restricted foreign investors’ ability to sell Russian securities locally on the Moscow stock exchange. On April 16, 2022, Russia enacted a law that prohibits the placement and circulation of depositary receipts (DRs) where underlying assets are Russian local shares.

These events and actions by the U.S. and Russia have materially impacted the investability of Russian securities. Management has undertaken certain actions related to the Executive Order, and will continue to evaluate and determine what, if any additional actions are required to comply with the Executive Order.

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events that require recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
SA Funds – Investment Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of SA Funds – Investment Trust, comprising SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA International Small Company Fund, SA Emerging Markets Value Fund, SA Real Estate Securities Fund and SA Worldwide Moderate Growth Fund (the “Funds”) as of June 30, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the three years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2022, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended June 30, 2019, and prior, were audited by other auditors whose report dated August 27, 2019, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2022, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2020.

COHEN & COMPANY, LTD.
Cleveland, Ohio
August 26, 2022

SA FUNDS

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

The Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling (844) 366-0905 and on the Securities and Exchange Commission’s website (“SEC”) at http://www.sec.gov. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust’s Form N-PX, which is available after August 31st without charge, upon request, by calling the same number or visiting the SEC’s website at http://www.sec.gov.

Schedules of Portfolio Holdings

The Trust files the complete schedules of portfolio holdings for each Fund monthly on Form N-PORT. The schedules filed for the end of the first and third quarters of each fiscal year are made available to the public on the SEC’s website at www.sec.gov no later than 60 days after the relevant period. The Trust’s Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-PORT is also available without charge, upon request, by calling 1-844-366-0905.

Semi-Annual Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for each Fund for the second quarter of each fiscal year on Form N-CSR. The Trust’s Form N-CSR is available on the SEC’s website at http://www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-CSR is also available without charge, upon request, by calling (844) 366-0905.

Additional Information

This report is prepared for the general information of shareholders and is not an offer of shares of the SA Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

More information about the SA Funds is available without charge, upon request, please mail, visit the Funds’ website or call:

SA Funds – Investment Trust
c/o Buckingham Strategic Partners, LLC
10 Almaden Blvd.
15th Floor
San Jose, California 95113
Toll-free: 1-844-366-0905
Website: http://www.sa-funds.com

Trustees and Officers’ Information

Information regarding the Trustees and executive officers of the Trust is listed below. The Board is responsible for managing the business and affairs of the Trust. The Board’s role in management of the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust have the responsibility for the day-to-day management of the Funds. The Board’s oversight role does not make the Board a guarantor of the Funds’ investments or activities. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fund’s activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund’s performance. The Board is comprised entirely of Trustees who are not “interested persons” of the Trust, as such term is defined under the 1940 Act (the “Independent Trustees”).

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Officers of the Trust listed in the table below whose names are marked with an asterisk (*) are interested persons of the Trust (as defined by the 1940 Act) by virtue of, among other considerations, their relationships with the Adviser or its affiliated entities. Each Trustee and executive officer of the Trust oversees all Funds of the Trust.

Independent Trustees:

			Number of
	Position(s)		Portfolios in
	Held with	Principal	Fund Complex	Other
Name, Address, (1)	Trust and Length of	Occupation(s)	Overseen by	Trusteeships/
and Year of Birth	Time Served (2)	During Past 5 Years	Trustee	Directorships Held
Bryan W. Brown Year of Birth: 1945	Trustee (since April 1999) Chairman (since December 2004)	Self-Employed Management Consultant (financial and technological systems) (since 1992).	10	Director/Officer, Kilohana Martial Arts Association (since June 2018).

Charles M. Roame Year of Birth: 1965	Trustee (since June 2012)	Managing Partner, Tiburon Strategic Advisors (investor in, and advisor to, FinTech and financial services firms) (since 1998). Former Managing Partner, Tiburon Partners Fund through June 2022 when it was acquired by Tiburon Strategic Advisors.	10	Director, Edelman Financial Engines (provider of financial planning & investment advisory services) (since January 2014). Director, FacetWealth (provider of financial planning services) (since February 2018). Director, DPL Financial Partners (insurance management platform) (since February 2022). Director, Allspring Global Investments (financial services) (since May 2022). Director, Lefteris Acquisition Corporation (special purpose acquisition company) (August 2020 through August 2022).

Harold M. Shefrin Year of Birth: 1948	Trustee (since April 1999)	Faculty member, Santa Clara University (since 1978).	10	Trustee, Litman Gregory Funds Trust (10 portfolios) (since February 2005).

(1)	The address of each Trustee is: Buckingham Strategic Partners, LLC, 10 Almaden Blvd., 15th Floor, San Jose, CA 95113

(2)	Each Trustee serves for the lifetime of the Trust or until he dies, resigns, or is removed.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-844-366-0905. It is also available on the Funds’ website at: http://sa-funds.com.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Officers of the Trust

Position(s)
Held with
Name, Address(1)	Trust and Length of
and Year of Birth	Time Served(2)	Principal Occupation(s) During Past 5 Years
Alexander B. Potts* Year of Birth: 1967	President and Chief Executive Officer (since January 2009).	President, Buckingham Strategic Partners, LLC (since December 2018); President and Chief Executive Officer, LWI Financial Inc., Loring Ward Securities Inc. and Loring Ward Group Inc. (2009 -2018); President and Chief Executive Officer, Loring Ward Holdings Inc. (2008 - 2018); President and Chief Executive Officer, The Wealth Management Alliance LLC (2013-2018).

Michael Clinton* Year of Birth: 1966	Chief Financial and Accounting Officer and Treasurer (since March 2009).	Chief Business Officer, Buckingham Strategic Partners, LLC (since December 2018); Chief Financial Officer and Treasurer, LWI Financial Inc. and Loring Ward Securities Inc. (2009 - 2018); Chief Financial Officer and Treasurer, Loring Ward Holdings, Inc. (2009 - 2018); Chief Financial Officer and Treasurer, The Wealth Management Alliance LLC (2013-2018).

Jeffery Yorg* Year of Birth: 1977	Chief Compliance Officer and Anti-Money Laundering Compliance Officer (since July 2021)	Managing Director of Compliance & Risk and Associate General Counsel, Buckingham Strategic Wealth, LLC and Buckingham Strategic Partners, LLC (since October 2019); Chief Compliance Officer, Head of Compliance Legal and Risk, and Deputy Chief Risk Officer, Gurtin Municipal Bond Management, LLC (2014 – 2019)

Marcy Tsagarakis* Year of Birth: 1971	Secretary (since June 2006).	Vice President, Fund Administration, Buckingham Strategic Partners, LLC (since December 2018); Vice President, Fund Administration, LWI Financial Inc. (2005-2018).

(1)	The address of each officer is: Buckingham Strategic Partners, LLC, 10 Almaden Blvd., 15th Floor, San Jose, CA 95113.

(2)	The Trust’s officers are appointed annually by the Board.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Board Approval of Investment Advisory Agreements and Sub-Advisory Agreement

At a meeting held on June 7, 2022, the Board, consisting solely of Independent Trustees, considered the renewal for a one-year term of (1) the Investment Advisory Agreements by and between the Trust, with respect to the Funds, and the Adviser; and (2) the Sub-Advisory Agreement by and among the Trust, with respect to the Funds, except with respect to the SA Worldwide Moderate Growth Fund, the Adviser and DFA (collectively, the “Advisory Agreements”).

The Board discussed the role of the Funds as asset allocation tools and as a means by which smaller retail-level investors could access the investment services offered by DFA. The Board also discussed the role of the Adviser in monitoring the Funds’ effectiveness in this regard and the value added by the Adviser in ensuring that the Funds provided the type of comprehensive asset allocation investment program that shareholders were expecting to receive at reasonable cost levels. The Board also discussed asset growth and economies of scale, which, together with past reductions of the Adviser’s management fees and contractual fee waiver/expense reimbursement arrangements, have resulted in fee and/or expense reductions in recent years.

Factors Considered in Approving the Advisory Agreements

In approving the renewal of the Advisory Agreements, the Board was advised by counsel to the Independent Trustees and took into account information prepared specifically in connection with its review of the Advisory Agreements at the Meeting and the telephonic meeting of the Board on May 10, 2022 (the “May 10 Telephonic Meeting”) and information furnished to the Board throughout the year. The Board also considered the items discussed with representatives of the Trust, the Adviser and the Sub-Adviser during the May 10 Telephonic Meeting. In their deliberations, the Board considered the factors discussed below, among others. The Independent Trustees did not identify any particular piece of information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors:

The nature, extent and quality of the services provided and to be provided by the Adviser and the Sub-Adviser. The Board considered the experience and qualifications of the personnel at the Adviser and the Sub-Adviser who are responsible for providing services to the Funds and the compensation structures of the Adviser and the Sub-Adviser. The Board noted the oversight role of the Adviser over the Sub-Adviser relating to portfolio construction and management, compliance with the Funds’ investment objectives and policies, the Trust’s compliance policies and procedures, and applicable laws and regulations, as well as the Adviser’s role in implementing the Board’s directives relating to the Funds. The Board also noted that the Adviser has extensive experience offering asset allocation and risk diversification through investment portfolios such as the Funds. The Board further noted the Sub-Adviser’s experience and expertise in constructing portfolios that reflect diverse asset classes and risk levels, as well as the extensive industry experience of the Sub-Adviser’s personnel.

The Board then considered the resources, policies and procedures, and infrastructure of the Adviser and the Sub-Adviser devoted to ensuring compliance with applicable laws and regulations, as well as the Adviser’s and the Sub-Adviser’s commitment to those programs. The Board considered the information received regarding the Adviser’s and the Sub-Adviser’s respective compliance programs and compliance reports received during the prior year. The Board noted that there are currently no known pending regulatory issues with the SEC or other regulatory agencies involving the Adviser or Sub-Adviser other than routine examination matters.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

The Board noted that the Adviser continues to provide portfolio management and reporting services, asset-class allocation, shareholder servicing and, if requested, administrative services support to investors and their financial representatives to enhance the effectiveness of the Funds as asset allocation vehicles. The Board further noted the additional resources available to the Funds as a result of the merger of LWI Financial Inc. with BAM Advisor Services, LLC in 2018.

The investment performance of the Funds achieved by the Adviser and the Sub-Adviser. The Board reviewed the short-term and longer-term performance of each of the Funds on both an absolute basis and relative to each Fund’s benchmark index, a peer group of funds based on investment style, and comparable funds managed by the Sub-Adviser. The Board noted that it received and discussed Fund performance information on a quarterly basis throughout the year. As part of its review, the Board also reviewed a report prepared by an independent consulting firm, Broadridge Financial Solutions, Inc. (“Broadridge”), which included comparisons of the performance of each Fund to certain funds determined by Broadridge to be comparable based on investment style (the “Broadridge Peer Group”) and the Fund’s benchmark index. The Board noted that the Broadridge Peer Group, which is used for both performance and expense comparisons, was determined for each Fund based on investment style, share class characteristics (to reflect similar expense structures) and asset size (to reflect similar economies of scale), as applicable. The Board examined the performance of each of the Funds for the 1-year, 3-year, 5-year and 10-year periods ended December 31, 2021, as applicable. The Board noted that the performance information provided by Broadridge related specifically to the Select Class shares of each Fund (except for the SA Worldwide Moderate Growth Fund, which offers only one class of shares) for the 1-year and 3-year periods. The Board further noted that due to the limited performance history of the Select Class, which commenced operations on July 3, 2017, the Broadridge report used the gross returns history for the Investor Class for periods prior to the inception of the Select Class.

In assessing performance, the Board took into consideration that each Fund is intended to provide exposure to a particular asset class. For this reason, the Board viewed fidelity to asset class characteristics as highly important to its evaluation of the Funds. The Board noted that it looks for Fund performance to track the appropriate benchmark index(es) as closely as possible, given certain practical constraints imposed by the 1940 Act and each Fund’s investment restrictions, size and similar factors. Because the Funds are primarily asset allocation tools, the Board emphasized each Fund’s performance against its asset class benchmark index(es) and its general adherence to asset class representation, with the exception of the SA Worldwide Moderate Growth Fund, which invests in other Funds managed by the Adviser (the “Underlying Funds”) comprising various asset classes and strategies.

For the SA U.S. Fixed Income Fund, it was noted that the Fund’s gross total return performance was in the 4th (bottom) quartile of its Broadridge Peer Group for the 1-year, 3-year, 5-year and 10-year periods ended December 31, 2021. It was also noted that the Fund’s performance trailed its benchmark, the ICE BofA 1-3 Year U.S. Corporate/Government Bond Index, for each period. The Board also took into consideration that the Fund’s relatively shorter duration and persistent bias toward higher quality credits contributed to its underperformance relative to its Broadridge Peer Group and benchmark during periods when, in the Adviser's view, taking longer duration positions would have been beneficial to the Fund.

For the SA Global Fixed Income Fund, it was noted that the Fund’s gross total return performance was in the 4th quartile of its Broadridge Peer Group for the 3-year, 5-year and 10-year periods ended December 31, 2021 and the 3rd quartile for the 1-year period ended the same date. It was also noted that the Fund’s performance exceeded that of its benchmark, the FTSE World Government Bond Index 1-5 Year (Hedged to USD), for the 10-year period, but trailed the benchmark for the 1-year, 3-year and 5-year periods. The Board took into consideration that the Fund’s relatively shorter duration contributed to its underperformance relative to its Broadridge Peer Group and benchmark during periods when, in the Adviser's view, taking longer duration positions would have been beneficial to the Fund.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

For the SA U.S. Core Market Fund, it was noted that the Fund’s gross total return performance was in the 2nd quartile of its Broadridge Peer Group for the 3-year, 5-year and 10-year periods ended December 31, 2021 and the 3rd quartile for the 1-year period ended the same date. It was also noted that the Fund’s performance outperformed its benchmark, the Russell 3000 Index, for the 1-year, 3-year, 5-year and 10-year periods.

For the SA U.S. Value Fund, it was noted that the Fund’s gross total return performance was in the 2nd quartile among its Broadridge Peer Group for the 1-year period ended December 31, 2021, the 4th quartile for the 3-year and 5-year periods ended December 31, 2021 and the 1st quartile for the 10-year period ended the same date. It was also noted that the Fund’s performance exceeded that of its benchmark, the Russell 1000 Value Index, for the 1-year, 5-year and 10-year periods but trailed the benchmark for the 3-year period.

For the SA U.S. Small Company Fund, it was noted that the Fund’s gross total return performance was in the 2nd quartile of its Broadridge Peer Group for the 1-year and 10-year periods ended December 31, 2021 and the 3rd quartile for the 3-year and 5-year periods ended the same date. It was also noted that the Fund’s performance exceeded that of its benchmark, the Russell 2000 Index, for the 1-year, 3-year, 5-year and 10-year periods.

For the SA Real Estate Securities Fund, it was noted that the Fund’s gross total return performance was in the 3rd quartile of its Broadridge Peer Group for the 1-year and 10-year periods ended December 31, 2021 and the 4th quartile for the 3-year and 5-year periods ended the same date. It was also noted that the Fund’s performance exceeded that of its benchmark, the Dow Jones U.S. Select REIT Index, for the 3-year, 5-year and 10-year periods but trailed the benchmark for the 1-year period.

For the SA International Value Fund, it was noted that the Fund’s gross total return performance was in the 1st quartile of its Broadridge Peer Group for the 1-year period ended December 31, 2021 and the 3rd quartile for the 3-year, 5-year and 10-year periods ended the same date. It was also noted that the Fund’s performance exceeded that of its benchmark, the MSCI World Ex. U.S. Value Index (net div.), for the 1-year, 3-year, 5-year and 10-year periods.

For the SA International Small Company Fund, it was noted that the Fund invests substantially all of its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. It was noted that the Fund’s gross total return performance was in the 3rd quartile of its Broadridge Peer Group for the 1-year period ended December 31, 2021, the 2nd quartile for the 3-year period ended December 31, 2021, and the 4th quartile for the 5-year and 10-year periods ended the same date. It was also noted that the Fund’s performance exceeded that of its benchmark, the MSCI World Ex. U.S. Small Cap Index (net div.), for the 1-year period but trailed the benchmark for the 3-year, 5-year and 10-year periods.

For the SA Emerging Markets Value Fund, it was noted that the Fund’s gross total return performance was in the 1st quartile of its Broadridge Peer Group for the 1-year period ended December 31, 2021 and the 4th quartile for the 3-year, 5-year and 10-year periods ended the same date. It was also noted that the Fund’s performance exceeded that of its benchmark, the MSCI Emerging Markets Value Index (net div.), for the 1-year, 3-year, 5-year and 10-year periods.

For the SA Worldwide Moderate Growth Fund, it was noted that the Fund’s gross total return performance was in the 1st quartile of its Broadridge Peer Group for the 1-year period ended December 31, 2021 and the 4th quartile of its Broadridge Peer Group for the 3-year and 5-year periods ended the same date. It was also noted that the Fund’s performance exceeded that of its benchmark, the Morningstar Moderate Target Risk Index, for the 1-year period but trailed the benchmark for the 3-year and 5-year periods.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

The extent to which the Adviser and the Sub-Adviser realize economies of scale as the Trust grows larger and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board evaluated any apparent or anticipated economies of scale in relation to the services the Adviser provides to each Fund. The Board considered the Funds’ net flows and asset levels, and noted that the Funds are designed to work together as a set of asset allocation choices and that economies of scale (and other factors) are most appropriately assessed on a Trust-level and not on a Fund-by-Fund basis. The Board also noted that although the Funds do not have advisory fee breakpoints, the Adviser has contractually agreed to waive a portion of its advisory fees and/or reimburse each of the Funds for certain expenses so that each Fund does not exceed its operating expense limitation and has taken other steps to reduce Fund operating expenses.

In considering potential economies of scale, the Board noted that the Adviser is still subsidizing certain operations of the Trust through the expense limitation arrangements and that the Adviser has recouped only a portion of the amounts previously waived under these expense limitation arrangements. It was further noted that in recent years the management fees payable to the Adviser were reduced on a majority of the Funds, with additional reductions in management fees and operating expense limits for a majority of Funds applicable effective January 1, 2018 and further reductions on the SA Emerging Markets Value Fund, effective March 1, 2021 and July 1, 2021 and on the SA U.S. Small Company Fund effective July 1, 2021. The Board concluded that any economies of scale generated at current asset levels were being effectively shared with Fund shareholders.

Total expenses of the Funds and competitiveness of fees to be paid to the Adviser and the Sub-Adviser. The Board considered the gross management fee rates charged by the Adviser and the Sub-Adviser, as well as the effective management fee rates after taking into consideration the Funds’ expense limitation arrangements with the Adviser.

In considering the management fees and the total fees and expenses of each Fund, the Board reviewed a comparison of each Fund’s effective advisory fee and overall expense ratio to its respective Broadridge Peer Group. The Board considered the median of the contractual management fees and overall expense ratios of each peer group.

It was noted that with four exceptions, each Fund’s net expense ratio, a figure that includes all of the Fund’s operating expenses, excluding any dividend, interest or borrowing expenses, minus any expense waivers or other reimbursements, was below or at the median expense ratio of its respective Broadridge Peer Group. The Board noted that the net expense ratio for the SA U.S. Fixed Income Fund was 6 bps above, the net expense ratio for the SA U.S. Core Market Fund was 6 bps above, the net expense ratio for the SA U.S. Value Fund was 1 bp above and the net expense ratio of the SA International Value Fund was 5 bps above, the median expense ratio of their respective Broadridge Peer Groups.

The Board noted the reduction in 2018 of annual advisory fees from 45 bps to 40 bps for each of the SA U.S. Core Market Fund, SA U.S. Value Fund and SA U.S. Small Company Fund; from 50 bps to 45 bps for the SA International Value Fund and SA Emerging Markets Value Fund; from 50 bps to 25 bps for the SA International Small Company Fund. The Board further noted the reduction of annual sub-advisory fees from 45 bps to 41 bps for the SA Emerging Markets Value Fund, effective March 1, 2021 and the reduction from 41 bps to 36 bps for the SA Emerging Markets Value Fund and from 25 bps to 20 bps for the SA U.S. Small Company Fund, each effective July 1, 2021, with additional reductions in prior years. The Board further noted the implementation, for each share class, of annual operating expense limitations (as a percentage of average daily net assets) until October 28, 2025

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

for all Funds except the SA Worldwide Moderate Growth Fund. The Board further noted that for the SA Worldwide Moderate Growth Fund, the Adviser has contractually agreed until July 1, 2025 to reimburse expenses so that the Fund’s annual operating expenses do not exceed the total annual acquired fund fees and expenses related to the Underlying Funds in which it invests.

In assessing the fees charged by the Sub-Adviser, the Board noted that the fees ranged from 0 to 36 bps annually, with most of them at or below 10 bps annually, except for the SA International Value Fund (20 bps annually), the SA U.S. Small Company Fund (20 bps annually) and the SA Emerging Markets Value Fund (36 bps annually). The Board took into consideration that these fees reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser, and determined that the fees were reasonable in light of the services provided to each Fund. The Board also noted the previous reduction in fees payable pursuant to the Sub-Advisory Agreement for most Funds.

The profits to be realized by the Adviser, the Sub-Adviser and their respective affiliates, from their relationship with the Trust. The Board considered other benefits derived by the Adviser from its relationship with the Funds, including amounts received by the Adviser for the provision of certain shareholder and administrative services to the Funds. It was noted that the Adviser does not receive any soft dollar benefits from the Funds. The Board also considered the profitability rates of the Sub-Adviser and noted that the Sub-Adviser has previously advised that it is no longer accruing soft-dollar credits and has wound down the remaining aspects of its soft-dollar program.

The Board reviewed information provided by the Adviser and the Sub-Adviser regarding their financial stability and the profitability attributable to their respective agreements with the Funds. The Board discussed the fact that the Funds were designed to operate in an integrated manner as a set of asset allocation vehicles and, for that reason, profitability of the Adviser on a Fund-by-Fund basis was not as relevant to the Board’s determinations as overall profitability of the Adviser at the Trust level. The Board also noted the difficulty of making comparisons of profitability because of differing business mixes and types of funds managed, the fact that publicly traded advisory firms for which data are available are typically much bigger than the Adviser, and the lack of an industry standard for methodology used to calculate profitability.

After such review, the Board determined that the profitability rates of the Adviser and the Sub-Adviser, with respect to the Investment Advisory Agreement and the Sub-Advisory Agreement, were not unreasonable in consideration of the services each provides to the Funds.

The Board also considered the climate in the financial services industry; the risks assumed by the Adviser and the Sub-Adviser in complying with investment restrictions, expense limitations and tax laws; the entrepreneurial risks undertaken by the Adviser in sponsoring the Trust and adding Funds to the Trust; the volatility of the financial markets and, thus, of management fee income; and the compensation of the Adviser and the Sub-Adviser and the need to provide sufficient incentives to their respective owners and employees in light of the foregoing considerations.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Conclusions. In approving the Advisory Agreements, the Board concluded that the terms of the Advisory Agreements are fair and reasonable and that approval of the Advisory Agreements is in the best interests of each Fund and its shareholders. In reaching this determination, the Board considered that the Adviser and the Sub-Adviser could be expected to provide a high level of service to each Fund; the performance of each Fund over time and in some cases for more recent periods, or, in the case of underperforming Funds, that it retained confidence in the Adviser’s and the Sub-Adviser’s capabilities to manage the Funds consistently with their respective specified investment objective and strategies; that each Fund’s fee structure appeared to the Board to be reasonable given the nature and quality of services provided; and that the benefits accruing to the Adviser and the Sub-Adviser by virtue of their relationship to the Funds were reasonable in comparison with the benefits accruing to each Fund. After this review and discussion, the Board concluded that the renewal of the Advisory Agreements for a one-year term was in the best interests of each Fund and its shareholders.

SA FUNDS

ANNUAL REPORT OF LIQUIDITY RISK MANAGEMENT PROGRAM ADMINISTRATOR

Consistent with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to assess and manage each Fund’s liquidity risk, which is defined under the Rule as the risk that a Fund is unable to meet investor redemption requests without significantly diluting the remaining investor’s interests in the Fund. The Funds' Board of Trustees (the “Board”) has designated Buckingham Strategic Partners LLC, the Funds’ investment adviser, as the administrator (the “Administrator”) of the Program. As part of its responsibilities, the Administrator implements and oversees the day-to-day operation of the Program. The Administrator’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

At a meeting of the Board of Trustees on June 7, 2022, the Board reviewed a written report (the “Report”) prepared by the Administrator addressing the operation, adequacy, and effectiveness of the Funds’ Program, including any material changes to the Program for the period May 1, 2021 through April 30, 2022 (“Reporting Period”). The Report included a summary of the oversight of the Program and the system that is used to operate the Program, and a discussion of the Funds’ investment strategies and liquidity sources, cash flow projections, borrowing arrangements, reasonably anticipated trade sizes, historical redemptions, investor concentrations, liquidity events and liquidity classifications during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period. The Report included the Administrator’s assessment that the Program had operated adequately and effectively in all material aspects during the Reporting Period, and that the Program’s existing controls and safeguards continue to be appropriately designed to enable the administrator to maintain compliance with the Liquidity Rule.

SA FUNDS

TAX INFORMATION NOTICE (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for the fiscal year ended June 30, 2022:

Foreign Tax Credits – For the fiscal year ended June 30, 2022, the following Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders, all of which represents taxes withheld.

	Foreign	Foreign
	Tax Credit	Source Income
SA International Value Fund	$1,528,174	$30,352,780
SA International Small Company Fund	580,669	6,161,495
SA Emerging Markets Value Fund	773,230	10,160,615
SA Worldwide Moderate Growth Fund	16,858	245,564

Capital Gain Distributions – On December 21, 2021, the following Funds declared long-term capital gain distribution.

SA U.S. Core Market Fund	$52,401,389
SA U.S. Value Fund	19,143,632
SA U.S. Small Company Fund	72,578,062
SA International Small Company Fund	9,579,192
SA Real Estate Securities Fund	12,962,732

On December 28, 2021, the SA Worldwide Moderate Growth Fund declared long-term capital gain distribution of $821,430.

Corporate Dividends Received Deduction – The following Funds paid distributions from ordinary income that qualify for the corporate dividends received deduction. The percentage that qualifies is noted below:

SA U.S. Core Market Fund	100%
SA U.S. Value Fund	100%
SA U.S. Small Company Fund	95.35%
SA International Small Company Fund	0.06%
SA Emerging Markets Value Fund	0.12%
SA Worldwide Moderate Growth Fund	29.92%

Qualified Dividend Income – For the fiscal year ended June 30, 2022, certain dividends paid by one or more of the Funds may be designated as qualified dividend income and subject to a maximum federal income tax rate of 15% for individual shareholders (20% for individuals with taxable income exceeding $517,200 or $496,601 if married filing jointly). Complete information will be reported in conjunction with your 2022 Form 1099-DIV.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Understanding Your Fund’s Expense
Shareholder Expense Example

As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees, fees for administrative services and other Fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The following examples are based on an investment of $1,000 made at the beginning of the period, January 1, 2022 through June 30, 2022. Expenses paid during the period in the table below are equal to the annualized net expense ratio of the Funds’ each class of shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

Actual Expenses

The table below shows the actual account values and actual Fund expenses, based on the actual performance of the Funds’ each class of shares during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) then multiply the result by the number in the first line of the table for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid over the period.

	Actual Expenses
	Investor Class				Select Class
	Beginning	Ending	Annual	Expenses	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period	Value	Value	Ratio	Period
SA U.S. Fixed Income Fund	$1,000	$953.10	0.58%	$2.81	$1,000	$954.40	0.39%	$1.89
SA Global Fixed Income Fund	1,000	939.90	0.66	3.17	1,000	941.10	0.48	2.31
SA U.S. Core Market Fund	1,000	792.50	0.76	3.38	1,000	793.40	0.60	2.67
SA U.S. Value Fund	1,000	872.60	0.84	3.90	1,000	873.70	0.83	3.86
SA U.S. Small Company Fund	1,000	804.00	0.67	3.00	1,000	804.90	0.76	3.40
SA International Value Fund	1,000	899.00	1.02	4.80	1,000	900.90	0.86	4.05
SA International Small
Company Fund	1,000	784.20	0.64	2.83	1,000	784.90	0.47	2.08
SA Emerging Markets Value Fund	1,000	885.50	0.99	4.63	1,000	885.40	1.11	5.19
SA Real Estate Securities Fund	1,000	805.40	0.85	3.80	1,000	806.30	0.70	3.14

Actual Expenses
	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period
SA Worldwide Moderate Growth Fund	$1,000	$881.80	0.00%	$0.00

See Notes to financial statements

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on actual expense ratio of the Funds’ each class of shares and an assumed rate of return of 5% per year before expenses, which is not actual return of the Funds’ each class of shares. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Hypothetical Expenses
	Investor Class				Select Class
	Beginning	Ending	Annual	Expenses	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period	Value	Value	Ratio	Period
SA U.S. Fixed Income Fund	$1,000	$1,021.92	0.58%	$2.91	$1,000	$1,022.86	0.39%	$1.96
SA Global Fixed Income Fund	1,000	1,021.52	0.66	3.31	1,000	1,022.41	0.48	2.41
SA U.S. Core Market Fund	1,000	1,021.03	0.76	3.81	1,000	1,021.82	0.60	3.01
SA U.S. Value Fund	1,000	1,020.63	0.84	4.21	1,000	1,020.68	0.83	4.16
SA U.S. Small Company Fund	1,000	1,021.47	0.67	3.36	1,000	1,021.03	0.76	3.81
SA International Value Fund	1,000	1,019.74	1.02	5.11	1,000	1,020.53	0.86	4.31
SA International Small
Company Fund	1,000	1,021.62	0.64	3.21	1,000	1,022.46	0.47	2.36
SA Emerging Markets Value Fund	1,000	1,019.89	0.99	4.96	1,000	1,019.29	1.11	5.56
SA Real Estate Securities Fund	1,000	1,020.58	0.85	4.26	1,000	1,021.32	0.70	3.51

Hypothetical Expenses
	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period
SA Worldwide Moderate Growth Fund	$1,000	$1,024.79	0.00%	$0.00

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of investing in different funds. In addition, if these transaction costs were included, your costs would have been higher.

See Notes to financial statements

Selected Financial Statements of DFA Investment Dimensions Group Inc.

International Small Company Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
P.L.C.	Public Limited Company
SA	Special Assessment
ST	Special Tax

Investment Footnotes
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
†	See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended October 31, 2021
EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/21	10/31/21	Ratio(1)	Period(1)
International Small Company Portfolio(2)
Actual Fund Return	$1,000.00	$1,045.20	0.46%	$2.37
Hypothetical 5% Annual Return	$1,000.00	$1,022.89	0.46%	$2.35
____________________

[1]	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
[2]	The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FUND OF FUNDS	Affiliated Investment Companies
International Small Company Portfolio	100.0%

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2022
(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.2%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$4,056,658,603
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		2,315,225,654
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,317,894,461
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		1,158,524,018
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		1,065,259,525
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		$9,913,562,261
	Shares
TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 1.430% (Cost $77,006,239)	77,006,239	77,006,239

TOTAL INVESTMENTS — (100.0%) (Cost $10,123,450,404)		$9,990,568,500

As of June 30, 2022, International Small Company Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	332	09/16/22	$66,268,727	$62,905,700	$(3,363,027)
Total Futures Contracts			$66,268,727	$62,905,700	$(3,363,027)

Summary of the Portfolio’s Master Fund’s investments as of June 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$9,913,562,261	—	—	$9,913,562,261
Temporary Cash Investments	77,006,239	—	—	77,006,239
Futures Contracts**	(3,363,027)	—	—	(3,363,027)
TOTAL	$9,987,205,473	—	—	$9,987,205,473

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2021

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.3%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$5,658,750,566
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company		3,029,775,727
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company		1,849,071,649
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company		1,438,166,259
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company		1,405,629,159
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		$13,381,393,360

	Shares
TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund, 0.025%
(Cost $89,678,174)	89,678,174	89,678,174
TOTAL INVESTMENTS — (100.0%)
(Cost $10,315,829,273)^		$13,471,071,534

As of October 31, 2021, International Small Company Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	376	12/17/21	$84,282,399	$86,423,600	$(2,141,201)
Total Futures Contracts			$84,282,399	$86,423,600	$(2,141,201)

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$13,381,393,360	—	—	$13,381,393,360
Temporary Cash Investments	89,678,174	—	—	89,678,174
Futures Contracts**	2,141,201	—	—	2,141,201
TOTAL	$13,473,212,735	—	—	$13,473,212,735

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2022
(Unaudited)
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Company at Value	$9,913,563
Temporary Cash Investments at Value & Cost	77,006
Cash	7,357
Segregated Cash for Futures Contracts
Receivables:
Dividends and Interest	86
Fund Shares Sold	11,894
Prepaid Expenses and Other Assets	113
Total Assets	10,010,019
LIABILITIES:
Payables:
Fund Shares Redeemed	44,649
Futures Margin Variation	3,363
Due to Advisor	2,171
Accrued Expenses and Other Liabilities	394
Total Liabilities	50,577
NET ASSETS	$9,959,442
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $9,959,442
and shares outstanding of 584,452,426	$17.04
NUMBER OF SHARES AUTHORIZED	3,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$10,016,327
Total Distributable Earnings (Loss)	(56,885)
NET ASSETS	$9,959,442

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2021
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$13,381,393
Temporary Cash Investments at Value & Cost	89,678
Segregated Cash for Futures Contracts	4,324
Receivables:
Dividends, Interest and Tax Reclaims	2
Fund Shares Sold	7,286
Futures Margin Variation	179
Prepaid Expenses and Other Assets	436
Total Assets	13,483,298
LIABILITIES:
Payables:
Fund Shares Redeemed	13,113
Due to Advisor	3,405
Accrued Expenses and Other Liabilities	927
Total Liabilities	17,445
NET ASSETS	$13,465,853
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $13,465,853
and shares outstanding of 578,162,359	$23.29
NUMBER OF SHARES AUTHORIZED	3,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$9,852,598
Total Distributable Earnings (Loss)	3,613,255
NET ASSETS	$13,465,853

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO*

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021
(Amounts in thousands)

Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Companies:
Dividends (Net of Foreign Taxes Withheld of $29,819)	$284,123
Income from Securities Lending	13,194
Expenses Allocated from Affiliated Investment Companies	(15,068)
Total Investment Income	282,249
Fund Expenses
Investment Management Fees	40,800
Accounting & Transfer Agent Fees	1,690
Custodian Fees	2
Filing Fees	212
Shareholders’ Reports	354
Directors’/Trustees’ Fees & Expenses	137
Professional Fees	38
Other	101
Total Fund Expenses	43,334
Net Expenses	43,334
Net Investment Income (Loss)	238,915

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	837,220
Futures	26,350
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	2,927,439
Futures	3,416
Net Realized and Unrealized Gain (Loss)	3,794,425
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,033,340
____________________

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Underlying Funds (Affiliated Investment Companies).

**	Net of foreign capital gain taxes withheld of $0.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS***

(Amounts in thousands)

	Year	Year
	Ended	Ended
	Oct. 31,	Oct. 31,
	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$238,915	$219,740
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	837,220	(279,498)
Futures	26,350	13,320
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	2,927,439	(573,955)
Futures	3,416	(2,575)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,033,340	(622,968)

Distributions:
Institutional Class Shares	(220,133)	(529,962)

Capital Share Transactions (1):
Shares Issued	2,604,837	2,566,857
Shares Issued in Lieu of Cash Distributions	214,868	511,580
Shares Redeemed	(3,315,191)	(4,527,485)
Net Increase from Capital Share Transactions	(495,486)	(1,449,048)
Total Increase (Decrease) in Net Assets	3,317,721	(2,601,978)

Net Assets
Beginning of Year	10,148,132	12,750,110
End of Year	$13,465,853	$10,148,132

(1) Shares Issued and Redeemed:
Shares Issued	116,406	166,813
Shares Issued in Lieu of Cash Distributions	10,453	27,715
Shares Redeemed	(151,391)	(292,110)
Net Increase (Decrease) from Shares Issued and Redeemed	(24,532)	(97,582)
____________________

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.

**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.

***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year	$16.84	$18.21	$18.46	$21.52	$17.78
Income from Investment Operations
Net Investment Income (Loss) (A)	0.41	0.33	0.43	0.46	0.41
Net Gains (Losses) on Securities
(Realized and Unrealized)	6.42	(0.93)	0.58	(2.41)	4.13
Total from Investment
Operations	6.83	(0.60)	1.01	(1.95)	4.54
Less Distributions
Net Investment Income	(0.38)	(0.37)	(0.44)	(0.44)	(0.34)
Net Realized Gains	—	(0.40)	(0.82)	(0.67)	(0.46)
Total Distributions	(0.38)	(0.77)	(1.26)	(1.11)	(0.80)
Net Asset Value, End of Year	$23.29	$16.84	$18.21	$18.46	$21.52
Total Return	40.83%	(3.64%)	6.44%	(9.54)%	26.54%

Net Assets, End of Year (thousands)	$13,465,853	$10,148,132	$12,750,110	$12,656,204	$13,490,290
Ratio of Expenses to Average
Net Assets *(B)	0.46%	0.53%	0.54%	0.53%	0.53%
Ratio of Expenses to Average
Net Assets (Excluding Fees (Waived),
(Expenses Reimbursed), and/or
Previously Waived Fees Recovered
by Advisor)(B)	0.46%	0.53%	0.54%	0.53%	0.53%
Ratio of Net Investment Income to
Average Net Assets	1.90%	1.96%	2.44%	2.18%	2.14%
* The Ratio of Expenses to Average
Net Assets is inclusive of acquired
fund fees and expenses incurred by
the Portfolio indirectly as a result of
Portfolio’s investment in Underlying
Funds as follows	0.12%	0.12%	0.12%	0.12%	0.12%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At October 31, 2021, the Fund consisted of one hundred and two operational portfolios, of which one, the International Small Company Portfolio (the “Portfolio”), is included in this report.

The International Small Company Portfolio invests in five series (“Underlying Funds”) within The DFA Investment Trust Company (“DFAITC”).

At October 31, 2021, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

		Percentage
		Ownership
Fund of Funds	Underlying Funds	at 10/31/21
International Small Company Portfolio	The Continental Small Company Series	87%
	The Japanese Small Company Series	89%
	The United Kingdom Small Company Series	97%
	The Asia Pacific Small Company Series	79%
	The Canadian Small Company Series	97%

The financial statements of the Portfolio’s Underlying Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

● Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

● Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

Shares held by the International Small Company Portfolio in other investment companies (such as the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator.

The Portfolio’s investments in the Underlying Funds reflect its proportionate interest in the net assets of such corresponding Underlying Fund. These valuations are classified as Level 1 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

The Portfolio recognizes its pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from its Underlying Funds within DFAITC, which are treated as partnerships for federal income tax purposes.

The Portfolio may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor and Administrator:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2021, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.32% of average daily net assets.

	Management Fee Prior to	Management Fee Effective
	February 28, 2021	February 28, 2021
International Small Company Portfolio	0.38%	0.30%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (The “Fee Waiver Agreement”), the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.45% of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement will remain in effect through February 28, 2023 and may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At any time that the Portfolio Expenses of a class of the Portfolio are less than the applicable Expense Limitation Amount, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2021, the total related amounts paid by the Fund to the CCO was $133 (in thousands). The total related amounts paid the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2021, the total liability for deferred compensation to Directors was $349 and is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities (amounts in thousands).

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020 and October 31, 2021 were as follows (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term	Tax Exempt
	Capital Gain	Capital Gains	Income	Total
International Small Company Portfolio
2020	$251,539	$278,423	—	$529,962
2021	220,133	—	—	220,133

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment
	Income and	Long-Term
	Short-Term	Capital
	Capital Gains	Gains	Total
International Small Company Portfolio	$(43,307)	(45,638)	$(88,945)

At October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
International Small Company Portfolio	$306,340	$367,879	—	$2,939,662	$3,613,881

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolio did not have any capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2021, the Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

International Small Company Portfolio	311,522

As of October 31, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
International Small Company Portfolio	$10,531,261	$2.939,914	—	$2,939,914

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest either directly or indirectly (through its investment in a corresponding Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Underlying Funds that have significant exposure to certain countries, such as the United Kingdom Small Company Series, an Underlying Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolio, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Underlying Fund’s investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

2. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2021 was as follows (amounts in thousands):

Futures**
International Small Company Portfolio	$86,184

**	Average Notional Value of futures contracts

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at	Equity
	October 31, 2021	Contracts*,(1)
International Small Company Portfolio	$2,141	$2,141

(1)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2021 (amounts in thousands):

	Realized Gain (Loss) on
	(Depreciation) on Derivatives
		Equity
	Total	Contracts(1)
International Small Company Portfolio	$26,350	$26,350

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Equity
	Total	Contracts(2)
International Small Company Portfolio	$3,416	$3,416

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2023.

For the year ended October 31, 2021, borrowings by the following Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

Maximum
	Weighted	Weighted			Amount	Outstanding
	Average	Average	Number of	Interest	Borrowed	Borrowings
	Interest	Loan	Days	Expense	During	as of
	Rate	Balance	Outstanding*	Incurred	the Period	10/31/2021
International Small Company Portfolio	0.83%	4,651	5	1	15,443	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2021, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the year ended October 31, 2021.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Fund is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

J. Other:

As of October 31, 2021, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
	Number of	Percentage of
	Shareholders	Outstanding Shares
International Small Company Portfolio – Institutional Class Shares	4	76%
L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and
Shareholders of International Small Company Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of International Small Company Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolio”) as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statement of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the broker and transfer agent of the investee funds. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

Selected Financial Statements of The DFA Investment Trust Company

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2021

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/21	10/31/21	Ratio(1)	Period(1)
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,017.20	0.12%	$0.61
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,042.30	0.12%	$0.62
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,017.60	0.12%	$0.61
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/21	10/31/21	Ratio(1)	Period(1)
The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,058.70	0.12%	$0.62
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,098.50	0.12%	$0.63
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61
____________________

(1)	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

SERIES
The Japanese Small Company Series		The Asia Pacific Small Company Series		The United Kingdom Small Company Series
Communication Services	3.1%	Communication Services	6.4%	Communication Services	3.8%
Consumer Discretionary	14.4%	Consumer Discretionary	17.9%	Consumer Discretionary	20.0%
Consumer Staples	7.3%	Consumer Staples	8.0%	Consumer Staples	6.8%
Energy	1.0%	Energy	3.4%	Energy	2.3%
Financials	8.4%	Financials	12.4%	Financials	16.7%
Health Care	4.5%	Health Care	6.0%	Health Care	3.2%
Industrials	30.5%	Industrials	12.0%	Industrials	25.8%
Information Technology	15.5%	Information Technology	9.2%	Information Technology	8.6%
Materials	12.1%	Materials	14.3%	Materials	6.6%
Real Estate	1.7%	Real Estate	6.4%	Real Estate	3.7%
Utilities	1.5%	Utilities	4.0%	Utilities	2.5%
	100.0%		100.0%		100.0%

The Continental Small Company Series		The Canadian Small Company Series
Communication Services	4.3%	Communication Services	1.4%
Consumer Discretionary	10.3%	Consumer Discretionary	6.3%
Consumer Staples	4.0%	Consumer Staples	5.2%
Energy	2.4%	Energy	20.3%
Financials	13.9%	Financials	11.5%
Health Care	6.8%	Health Care	1.5%
Industrials	27.9%	Industrials	12.3%
Information Technology	11.2%	Information Technology	3.2%
Materials	8.4%	Materials	24.6%
Real Estate	6.5%	Real Estate	4.2%
Utilities	4.3%	Utilities	9.5%
	100.0%		100.0%

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2022
(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (2.6%)
Other Securities		$68,723,361	2.6%

CONSUMER DISCRETIONARY — (14.7%)
Resorttrust, Inc.	523,464	8,572,838	0.3%
Takashimaya Co. Ltd.	914,300	8,947,222	0.4%
Other Securities		369,028,386	14.0%
TOTAL CONSUMER DISCRETIONARY		386,548,446	14.7%

CONSUMER STAPLES — (8.0%)
Ain Holdings, Inc.	147,300	7,887,305	0.3%
Morinaga & Co. Ltd.	204,999	6,568,757	0.3%
Nippon Suisan Kaisha Ltd.	1,893,700	8,005,690	0.3%
Sapporo Holdings Ltd.	392,620	8,722,485	0.3%
Other Securities		180,565,384	6.9%
TOTAL CONSUMER STAPLES		211,749,621	8.1%

ENERGY — (0.8%)
Other Securities		21,605,544	0.8%

FINANCIALS — (9.1%)
# Credit Saison Co. Ltd.	678,000	7,780,479	0.3%
Fuyo General Lease Co. Ltd.	116,200	6,593,762	0.3%
Hirogin Holdings, Inc.	1,534,800	7,153,317	0.3%
JAFCO Group Co. Ltd.	592,800	7,167,761	0.3%
Yamaguchi Financial Group, Inc.	1,237,672	6,797,703	0.3%
Other Securities		203,466,122	7.6%
TOTAL FINANCIALS		238,959,144	9.1%

HEALTH CARE — (4.7%)
H.U. Group Holdings, Inc.	352,600	7,666,937	0.3%
Nipro Corp.	824,900	6,487,758	0.3%
Other Securities		108,880,171	4.1%
TOTAL HEALTH CARE		123,034,866	4.7%

INDUSTRIALS — (28.6%)
Daiseki Co. Ltd.	291,355	9,095,211	0.4%
# DMG Mori Co. Ltd.	728,000	9,054,192	0.4%
Fujikura Ltd.	1,693,000	9,589,874	0.4%
Furukawa Electric Co. Ltd.	424,300	6,961,845	0.3%
Hazama Ando Corp.	1,168,600	7,253,287	0.3%
Hitachi Zosen Corp.	1,034,779	6,522,572	0.3%
Inaba Denki Sangyo Co. Ltd.	323,900	6,355,733	0.3%
Kintetsu World Express, Inc.	240,800	7,383,885	0.3%
Meitec Corp.	487,200	7,854,057	0.3%
Mirait Holdings Corp.	595,335	6,996,225	0.3%
Nagase & Co. Ltd.	583,700	8,028,927	0.3%
Nichias Corp.	384,200	6,374,260	0.3%
Nishimatsu Construction Co. Ltd.	313,800	9,376,193	0.4%

The Japanese Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
# Nisshinbo Holdings, Inc.	938,880	$7,071,288	0.3%
Penta-Ocean Construction Co. Ltd.	1,669,600	9,006,247	0.4%
Ushio, Inc.	622,400	7,708,406	0.3%
Other Securities		628,790,795	23.5%
TOTAL INDUSTRIALS		753,422,997	28.8%

INFORMATION TECHNOLOGY — (14.9%)
Alps Alpine Co. Ltd.	643,100	6,534,838	0.3%
Anritsu Corp.	751,500	8,136,172	0.3%
Citizen Watch Co. Ltd.	1,771,000	7,204,611	0.3%
Daiwabo Holdings Co. Ltd.	582,700	7,611,148	0.3%
Dexerials Corp.	338,500	9,034,542	0.4%
# Fuji Soft, Inc.	111,800	6,421,653	0.3%
Konica Minolta, Inc.	1,957,800	6,525,117	0.3%
Macnica Fuji Electronics Holdings, Inc.	338,550	6,530,479	0.3%
Maruwa Co. Ltd.	58,500	6,674,639	0.3%
NET One Systems Co. Ltd.	310,300	6,896,139	0.3%
NSD Co. Ltd.	493,860	8,626,998	0.3%
Tokyo Seimitsu Co. Ltd.	248,700	8,197,761	0.3%
Topcon Corp.	684,300	8,949,151	0.4%
Other Securities		296,466,926	10.9%
TOTAL INFORMATION TECHNOLOGY		393,810,174	15.0%

MATERIALS — (12.2%)
ADEKA Corp.	508,800	8,793,200	0.3%
Asahi Holdings, Inc.	464,800	7,292,510	0.3%
Daicel Corp.	1,194,200	7,382,534	0.3%
Kureha Corp.	103,950	7,321,506	0.3%
Mitsui Mining & Smelting Co. Ltd.	372,700	8,692,205	0.3%
Ube Industries Ltd.	489,100	7,266,072	0.3%
Yamato Kogyo Co. Ltd.	202,700	6,698,862	0.3%
Other Securities		267,985,925	10.2%
TOTAL MATERIALS		321,432,814	12.3%

REAL ESTATE — (1.5%)
Other Securities		38,452,659	1.5%

UTILITIES — (1.5%)
Nippon Gas Co. Ltd.	684,000	9,739,042	0.4%
Other Securities		31,304,446	1.2%
TOTAL UTILITIES		41,043,488	1.6%
TOTAL COMMON STOCKS
(Cost $2,843,070,887)		2,598,783,114	99.2%

		Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund	3,266,570	37,784,420	1.4%
TOTAL INVESTMENTS—(100.0%)
(Cost $ 2,880,856,355)		$2,636,567,534	100.6%

The Japanese Small Company Series
continued

Summary of the Series’ investments as of June 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$68,723,361	—	$68,723,361
Consumer Discretionary	—	386,548,446	—	386,548,446
Consumer Staples	—	211,749,621	—	211,749,621
Energy	—	21,605,544	—	21,605,544
Financials	$3,441,480	235,517,664	—	238,959,144
Health Care	—	123,034,866	—	123,034,866
Industrials	—	753,422,997	—	753,422,997
Information Technology	—	393,810,174	—	393,810,174
Materials	—	321,432,814	—	321,432,814
Real Estate	—	38,452,659	—	38,452,659
Utilities	—	41,043,488	—	41,043,488
Securities Lending Collateral	—	37,784,420	—	37,784,420
TOTAL	$3,441,480	$2,633,126,054	—	$2,636,567,534

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2022
(Unaudited)

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (98.9%)
AUSTRALIA — (60.7%)
*	AMP Ltd.	17,016,907	$11,239,898	0.8%
#	Ansell Ltd.	582,795	8,958,096	0.7%
	ARB Corp. Ltd.	521,026	10,178,661	0.8%
	AUB Group Ltd.	770,316	9,440,740	0.7%
	Bapcor Ltd.	2,189,248	9,200,975	0.7%
	Beach Energy Ltd.	10,637,240	12,669,538	0.9%
#	Breville Group Ltd.	652,020	8,091,763	0.6%
	Challenger Ltd.	1,629,863	7,716,305	0.6%
*	Corporate Travel Management Ltd.	678,798	8,719,420	0.6%
	CSR Ltd.	3,109,441	8,741,265	0.7%
	Deterra Royalties Ltd.	2,795,041	8,192,587	0.6%
	Downer EDI Ltd.	3,515,757	12,267,193	0.9%
	Elders Ltd.	1,009,369	8,787,572	0.7%
#*	Flight Centre Travel Group Ltd.	670,434	8,062,809	0.6%
	GrainCorp Ltd., Class A	1,547,172	10,187,644	0.8%
	Healius Ltd.	3,973,423	10,073,699	0.7%
	Iluka Resources Ltd.	2,047,759	13,357,369	1.0%
	Insignia Financial Ltd.	3,939,870	7,341,946	0.5%
#	InvoCare Ltd.	945,502	6,823,434	0.5%
	IPH Ltd.	1,267,863	7,133,165	0.5%
	IRESS Ltd.	1,238,548	9,840,581	0.7%
	Metcash Ltd.	5,608,804	16,440,790	1.2%
#	New Hope Corp. Ltd.	3,053,402	7,338,109	0.5%
	nib holdings Ltd.	2,928,691	14,929,598	1.1%
	Nufarm Ltd.	1,868,539	6,589,296	0.5%
	Orora Ltd.	5,931,076	14,966,319	1.1%
	Perpetual Ltd.	376,124	7,507,895	0.6%
	Perseus Mining Ltd.	8,114,950	8,805,019	0.7%
	Reliance Worldwide Corp. Ltd.	3,624,075	10,127,671	0.8%
	Sandfire Resources Ltd.	2,964,241	9,138,198	0.7%
	Sims Ltd.	1,144,275	10,876,060	0.8%
*	Star Entertainment Grp Ltd.	5,123,970	9,892,016	0.7%
	Technology One Ltd.	1,701,660	12,618,503	0.9%
*	Uniti Group Ltd.	2,553,497	8,678,779	0.6%
Ω	Viva Energy Group Ltd.	5,149,577	10,290,328	0.8%
#*	Webjet Ltd.	2,181,629	8,076,823	0.6%
	Whitehaven Coal Ltd.	5,290,865	17,778,526	1.3%
	Other Securities		460,569,222	33.6%
TOTAL AUSTRALIA			831,647,812	61.1%

CAYMAN ISLANDS — (0.0%)
	Other Securities		318,872	0.0%

CHINA — (0.3%)
	Other Securities		3,798,887	0.3%

The Asia Pacific Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
HONG KONG — (22.9%)
ASM Pacific Technology Ltd.	1,444,600	$12,295,356	0.9%
Hysan Development Co. Ltd.	2,550,000	7,693,149	0.6%
Kerry Logistics Network Ltd.	4,063,500	8,740,281	0.6%
Kerry Properties Ltd.	2,368,000	6,584,928	0.5%
L’Occitane International SA	2,055,000	6,442,848	0.5%
Luk Fook Holdings International Ltd.	3,577,000	9,231,848	0.7%
Pacific Basin Shipping Ltd.	32,170,000	12,367,936	0.9%
PCCW Ltd.	15,297,545	8,087,289	0.6%
VTech Holdings Ltd.	1,345,100	10,592,703	0.8%
Other Securities		231,685,311	16.9%
TOTAL HONG KONG		313,721,649	23.0%

MACAU — (0.0%)
Other Security		70,072	0.0%

NEW ZEALAND — (4.2%)
Chorus Ltd.	2,555,962	11,510,766	0.8%
SKYCITY Entertainment Group Ltd.	4,337,866	7,882,030	0.6%
Other Securities		38,536,437	2.9%
TOTAL NEW ZEALAND		57,929,233	4.3%

SINGAPORE — (10.7%)
ComfortDelGro Corp. Ltd.	8,299,800	8,367,367	0.6%
Keppel Infrastructure Trust	18,059,446	7,417,736	0.6%
Other Securities		130,300,707	9.5%
TOTAL SINGAPORE		146,085,810	10.7%

UNITED STATES — (0.1%)
Other Security		1,220,755	0.1%
TOTAL COMMON STOCKS		1,354,793,090	99.5%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
Other Securities		3,042	0.0%

HONG KONG — (0.0%)
Other Security		20,554	0.0%
TOTAL RIGHTS/WARRANTS		23,596	0.0%
TOTAL INVESTMENT SECURITIES
(Cost $1,600,500,308)		1,354,816,686

		Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§ The DFA Short Term Investment Fund	1,291,472	14,938,456	1.1%
TOTAL INVESTMENTS—(100.0%)
(Cost $1,615,439,683)		$1,369,755,142	100.6%

The Asia Pacific Small Company Series
continued

Summary of the Series’ investments as of June 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,043,389	$830,599,937	$4,486	$831,647,812
Cayman Islands	280,833	38,039	—	318,872
China	—	3,798,887	—	3,798,887
Hong Kong	—	312,852,363	869,286	313,721,649
Macau	—	70,072	—	70,072
New Zealand	—	57,929,233	—	57,929,233
Singapore	—	145,972,581	113,229	146,085,810
United States	—	1,220,755	—	1,220,755
Rights/Warrants
Australia	—	3,042	—	3,042
Hong Kong	—	20,554	—	20,554
Securities Lending Collateral	—	14,938,456	—	14,938,456
TOTAL	$1,324,222	$1,367,443,919	$987,001^	$1,369,755,142
____________________

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2022
(Unaudited)

				Percentage
		Shares	Value»	of Net Assets‡
	COMMON STOCKS — (99.2%)
	COMMUNICATION SERVICES — (3.1%)
	Euromoney Institutional Investor PLC	716,200	$11,735,476	0.9%
	Other Securities		30,527,260	2.3%
	TOTAL COMMUNICATION SERVICES		42,262,736	3.2%

	CONSUMER DISCRETIONARY — (16.2%)
*	Domino's Pizza Group PLC	3,143,313	10,713,268	0.8%
	Frasers Group PLC	1,450,088	11,798,762	0.9%
	Games Workshop Group PLC	174,108	14,174,342	1.1%
	Greggs PLC	607,084	13,443,061	1.0%
	Inchcape PLC	2,415,336	20,525,555	1.5%
	Pets at Home Group PLC	3,055,257	11,499,893	0.9%
*	Playtech PLC	1,947,421	12,882,950	1.0%
	RedrowPLC	1,622,907	9,689,266	0.7%
	Vistry Group PLC	1,180,231	12,021,020	0.9%
	Other Securities		100,112,407	7.4%
	TOTAL CONSUMER DISCRETIONARY		216,860,524	16.2%

	CONSUMER STAPLES — (7.6%)
	Britvic PLC	1,634,172	16,198,319	1.2%
	Cranswick PLC	365,843	13,700,094	1.0%
*	Marks & Spencer Group PLC	5,720,589	9,490,646	0.7%
	Tate & Lyle PLC	2,185,635	20,029,444	1.5%
	Other Securities		42,425,472	3.2%
	TOTAL CONSUMER STAPLES		101,843,975	7.6%

	ENERGY — (3.7%)
#*	Capricorn Energy PLC	4,040,365	10,740,824	0.8%
	Other Securities		38,571,105	2.9%
	TOTAL ENERGY		49,311,929	3.7%

	FINANCIALS — (18.1%)
	Beazley PLC	3,368,938	20,541,918	1.5%
	Brewin Dolphin Holdings PLC	1,616,616	10,084,489	0.7%
	Close Brothers Group PLC	900,632	11,321,424	0.8%
	Hiscox Ltd.	1,605,203	18,486,771	1.4%
	IG Group Holdings PLC	1,288,499	10,875,001	0.8%
	Man Group PLC	8,516,552	25,998,753	1.9%
	OSB Group PLC	1,899,227	11,161,746	0.8%
	Paragon Banking Group PLC	1,934,045	11,542,001	0.9%
	Plus500 Ltd.	512,707	10,448,830	0.8%
Ω	Quilter PLC	8,103,569	10,156,594	0.8%
	Virgin Money UK PLC	6,071,531	9,728,551	0.7%
	Other Securities		93,183,610	7.1%
	TOTAL FINANCIALS		243,529,688	18.2%

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
HEALTH CARE — (4.3%)
* Indivior PLC	3,807,064	14,352,292	1.1%
* Mediclinic International PLC	2,400,508	13,433,751	1.0%
Other Securities		30,303,520	2.2%
TOTAL HEALTHCARE		58,089,563	4.3%

INDUSTRIALS — (24.8%)
* Babcock International Group PLC	2,841,630	$10,727,289	0.8%
Balfour Beatty PLC	3,597,022	11,181,016	0.8%
Diploma PLC	557,307	15,178,018	1.1%
Grafton Group PLC	1,508,314	14,327,936	1.1%
Hays PLC	9,144,979	12,506,498	0.9%
* Meggitt PLC	2,411,365	23,178,108	1.7%
Pagegroup PLC	1,975,881	9,677,889	0.7%
QinetiQ Group PLC	3,269,929	14,624,698	1.1%
Rotork PLC	4,874,552	14,319,508	1.1%
Travis Perkins PLC	1,187,192	14,072,014	1.1%
Ultra Electronics Holdings PLC	566,936	23,893,995	1.8%
Other Securities		169,313,158	12.6%
TOTAL INDUSTRIALS		333,000,127	24.8%

INFORMATION TECHNOLOGY — (7.7%)
Computacenter PLC	502,122	14,379,340	1.1%
Softcat PLC	647,137	10,417,066	0.8%
Spectris PLC	432,384	14,324,701	1.1%
Spirent Communications PLC	4,065,908	12,214,611	0.9%
Other Securities		52,488,909	3.8%
TOTAL INFORMATION TECHNOLOGY		103,824,627	7.7%

MATERIALS — (5.6%)
Victrex PLC	546,789	11,923,292	0.9%
Other Securities		63,035,941	4.7%
TOTAL MATERIALS		74,959,233	5.6%

REAL ESTATE — (3.6%)
Grainger PLC	4,204,662	14,407,640	1.1%
Savills PLC	968,045	11,936,167	0.9%
Other Securities		22,206,671	1.6%
TOTAL REAL ESTATE		48,550,478	3.6%

UTILITIES — (4.5%)
* Centrica PLC	19,338,945	18,885,210	1.4%
Drax Group PLC	2,508,511	19,690,558	1.5%
Pennon Group PLC	964,237	11,220,000	0.8%
Telecom Plus PLC	427,882	10,205,898	0.8%
Other Security		573,432	0.0%
TOTAL UTILITIES		60,575,098	4.5%

TOTAL COMMON STOCKS
(Cost $1,415,556,216)		1,332,807,978	99.4%

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value†	of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	884,157	10,227,045	0.8%
TOTAL INVESTMENTS—(100.0%)
(Cost $1,425,783,516)		$1,343,035,023	100.2%

Summary of the Series’ investments as of June 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$25,224	$42,237,512	—		$42,262,736
Consumer Discretionary	—	216,628,839	$231,685		216,860,524
Consumer Staples	—	101,843,975	—		101,843,975
Energy	—	49,311,929	—		49,311,929
Financials	—	243,529,688	—		243,529,688
Health Care	—	58,089,563	—		58,089,563
Industrials	189,768	332,810,359	—		333,000,127
Information Technology	—	103,824,627	—		103,824,627
Materials	—	74,959,233	—		74,959,233
Real Estate	—	48,550,478	—		48,550,478
Utilities	—	60,575,098	—		60,575,098
Securities Lending Collateral	—	10,227,045	—		10,227,045
TOTAL	$214,992	$1,342,588,346	$231,685	^	$1,343,035,023
____________________

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2022 (Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (91.6%)
AUSTRIA — (3.0%)
ANDRITZ AG	447,133	$18,049,105	0.4%
Other Securities		136,158,639	2.8%
TOTAL AUSTRIA		154,207,744	3.2%

BELGIUM — (4.4%)
Ackermans & van Haaren NV	173,765	25,996,417	0.6%
D'ieteren Group	169,120	24,851,458	0.5%
# Elia Group SA	140,558	19,962,113	0.4%
Other Securities		156,103,649	3.3%
TOTAL BELGIUM		226,913,637	4.8%

BERMUDA — (0.0%)
Other Security		29,950	0.0%

CANADA — (0.1%)
Other Security		3,705,276	0.1%

CYPRUS — (0.0%)
Other Security		51,724	0.0%

DENMARK — (5.7%)
* Jyske Bank AS	453,818	22,368,530	0.5%
Ringkjoebing Landbobank AS	198,893	21,763,074	0.5%
Royal Unibrew AS	314,940	28,028,971	0.6%
# SimCorp AS	259,788	18,991,190	0.4%
Topdanmark AS	428,065	22,288,884	0.5%
Other Securities		180,259,107	3.7%
TOTAL DENMARK		293,699,756	6.2%

FINLAND — (5.2%)
# Huhtamaki Oyj	643,085	25,582,756	0.5%
Orion Oyj, Class B	818,138	36,615,430	0.8%
Valmet Oyj	1,121,391	27,634,799	0.6%
Other Securities		177,904,004	3.7%
TOTAL FINLAND		267,736,989	5.6%

FRANCE — (10.0%)
# Gaztransport Et Technigaz SA	161,171	20,243,797	0.4%
# Rexel SA	1,898,141	29,330,058	0.6%
* SOITEC	135,169	19,415,588	0.4%
Sopra Steria Group SACA	121,046	18,203,479	0.4%
SPIE SA	893,962	19,509,245	0.4%
Other Securities		406,755,903	8.6%
TOTAL FRANCE		513,458,070	10.8%

The Continental Small Company Series
continued

				Percentage
		Shares	Value»	of Net Assets‡
	GERMANY— (14.0%)
*	Aareal Bank AG	523,741	$17,453,569	0.4%
	Aurubis AG	293,633	20,036,199	0.4%
	Freenet AG	1,060,798	26,454,423	0.6%
	GEA Group AG	626,939	21,734,711	0.5%
	Hugo Boss AG	437,223	23,152,469	0.5%
	K+S AG	1,430,163	34,807,098	0.7%
	Lanxess AG	588,462	21,239,769	0.5%
	Rheinmetall AG	242,260	55,905,082	1.2%
	Other Securities		494,303,136	10.2%
	TOTAL GERMANY		715,086,456	15.0%

	IRELAND — (1.2%)
	Bank of Ireland Group PLC	6,339,548	40,069,636	0.8%
	Other Securities		23,801,706	0.5%
	TOTAL IRELAND		63,871,342	1.3%

	ISRAEL — (3.7%)
	Other Securities		189,450,329	4.0%

	ITALY — (8.0%)
#	Banco BPM SpA	10,716,768	30,592,963	0.6%
	Italgas SpA	3,601,793	21,017,705	0.4%
	Leonardo SpA	2,965,480	30,087,174	0.6%
	Reply SpA	149,207	18,151,193	0.4%
	Other Securities		310,533,375	6.6%
	TOTAL ITALY		410,382,410	8.6%

	NETHERLANDS — (5.7%)
	Aalberts NV	694,377	26,964,657	0.6%
	Arcadis NV	537,224	17,992,990	0.4%
	ASR Nederland NV	898,464	36,223,345	0.8%
	BE Semiconductor Industries NV	405,420	19,372,660	0.4%
	OCI NV	554,235	18,231,935	0.4%
Ω	Signify NV	711,679	23,478,484	0.5%
	Other Securities		149,489,135	3.0%
	TOTAL NETHERLANDS		291,753,206	6.1%

	NORWAY — (2.3%)
	Other Securities		117,163,528	2.5%

	PORTUGAL — (1.0%)
	Other Securities		49,038,350	1.0%

	SPAIN — (5.9%)
	Banco de Sabadell SA	37,317,194	29,921,597	0.6%
#	Bankinter SA	4,387,320	27,442,056	0.6%
#	Enagas SA	1,545,449	34,179,984	0.7%
	Other Securities		211,592,541	4.4%
	TOTAL SPAIN		303,136,178	6.3%

The Continental Small Company Series
continued

				Percentage
		Shares	Value»	of Net Assets‡
	SWEDEN — (6.2%)
	Other Securities		$319,164,661	6.7%

	SWITZERLAND — (15.1%)
	Allreal Holding AG	125,484	20,763,681	0.4%
	Belimo Holding AG	65,844	23,182,290	0.5%
	Bucher Industries AG	54,706	19,094,968	0.4%
	Clariant AG	904,610	17,249,348	0.4%
	DKSH Holding AG	235,948	19,523,185	0.4%
*	Flughafen Zurich AG	147,702	22,380,486	0.5%
	Georg Fischer AG	635,020	31,362,811	0.7%
	Helvetia Holding AG	269,382	31,637,066	0.7%
	PSP Swiss Property AG	341,777	38,051,385	0.8%
	Siegfried Holding AG	33,011	21,141,004	0.4%
Ω	VAT Group AG	114,109	27,289,887	0.6%
	Other Securities		503,660,505	10.4%
	TOTAL SWITZERLAND		775,336,616	16.2%

	UNITED ARAB EMIRATES — (0.0%)
	Other Security		372,421	0.0%

	UNITED KINGDOM — (0.1%)
	Other Security		2,640,098	0.1%

	UNITED STATES — (0.0%)
	Other Security		993,275	0.0%
	TOTAL COMMON STOCKS		4,698,192,016	98.5%

	PREFERRED STOCKS — (0.7%)
	GERMANY — (0.7%)
	Other Securities		33,498,544	0.7%

	RIGHTS/WARRANTS — (0.0%)
	ITALY — (0.0%)
	Other Securities		96,961	0.0%

	PORTUGAL — (0.0%)
	Other Security		29,163	0.0%

	SPAIN — (0.0%)
	Other Securities		133,109	0.0%
	TOTAL RIGHTS/WARRANTS		259,233	0.0%
	TOTAL INVESTMENT SECURITIES
	(Cost $4,525,271,961)		4,731,949,793
	SECURITIES LENDING COLLATERAL — (7.7%)
@§	The DFA Short Term Investment Fund	34,130,267	394,784,793	8.3%
	TOTAL INVESTMENTS—(100.0%)
	(Cost $4,920,062,887)		$5,126,734,586	107.5%

The Continental Small Company Series
continued

Summary of the Series’ investments as of June 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Austria	—	$154,207,744	—		$154,207,744
Belgium	$6,020,540	220,893,097	—		226,913,637
Bermuda	—	29,950	—		29,950
Canada	—	3,705,276	—		3,705,276
Cyprus	—	51,724	—		51,724
Denmark	6,689,344	287,010,412	—		293,699,756
Finland	—	267,736,989	—		267,736,989
France	—	513,421,029	$37,041		513,458,070
Germany	17,453,569	697,632,887	—		715,086,456
Ireland	—	63,871,342	—		63,871,342
Israel	803,103	188,647,226	—		189,450,329
Italy	22,945	410,359,465	—		410,382,410
Netherlands	—	291,753,206	—		291,753,206
Norway	202,487	116,961,041	—		117,163,528
Portugal	—	49,038,350	—		49,038,350
Spain	—	303,136,178	—		303,136,178
Sweden	805,973	318,358,688	—		319,164,661
Switzerland	—	775,336,616	—		775,336,616
United Arab Emirates	—	372,421	—		372,421
United Kingdom	—	2,640,098	—		2,640,098
United States	993,275	—	—		993,275
Preferred Stocks
Germany	—	33,498,544	—		33,498,544
Rights/Warrants
Italy	—	96,961	—		96,961
Portugal	—	29,163	—		29,163
Spain	—	133,109	—		133,109
Securities Lending Collateral	—	394,784,793	—		394,784,793
TOTAL	$32,991,236	$5,093,706,309	$37,041	^	$5,126,734,586
____________________

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

JUNE 30, 2022
(Unaudited)

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (85.6%)
COMMUNICATION SERVICES — (1.1%)
	Other Securities		$15,412,552	1.3%

CONSUMER DISCRETIONARY — (4.8%)
*	Aritzia, Inc.	461,040	12,482,321	1.0%
#	Linamar Corp.	255,634	10,831,478	0.9%
	Other Securities		42,545,068	3.6%
TOTAL CONSUMER DISCRETIONARY			65,858,867	5.5%

CONSUMER STAPLES — (4.4%)
#	Maple Leaf Foods, Inc.	439,146	8,634,855	0.7%
#	North West Co., Inc.	291,156	7,529,975	0.6%
#	Premium Brands Holdings Corp.	206,019	14,931,256	1.3%
	Primo Water Corp.	84,925	1,136,296	0.1%
	Primo Water Corp.	799,922	10,682,613	0.9%
	Other Securities		17,995,853	1.5%
TOTAL CONSUMER STAPLES			60,910,848	5.1%

ENERGY — (22.7%)
#	Birchcliff Energy Ltd.	1,610,417	10,947,132	0.9%
#	Crescent Point Energy Corp.	2,943,000	20,920,176	1.8%
	Crescent Point Energy Corp.	346,792	2,469,159	0.2%
#	Enerplus Corp.	1,294,755	17,109,837	1.4%
#	Enerplus Corp.	28,353	375,110	0.0%
#	Gibson Energy, Inc.	899,205	16,654,014	1.4%
#*	MEG Energy Corp.	2,167,763	30,010,516	2.5%
*	NuVista Energy Ltd.	1,111,528	8,911,567	0.7%
	Paramount Resources Ltd., Class A	402,921	9,622,279	0.8%
#	Parex Resources, Inc.	774,607	13,118,733	1.1%
#	Parkland Corp.	778,764	21,151,017	1.8%
#	Peyto Exploration & Development Corp.	965,837	9,034,088	0.8%
#	PrairieSky Royalty Ltd.	1,124,067	14,155,629	1.2%
	Secure Energy Services, Inc.	1,714,057	7,989,699	0.7%
#	Vermilion Energy, Inc.	716,524	13,638,003	1.1%
	Vermilion Energy, Inc.	233,451	4,449,576	0.4%
#	Whitecap Resources, Inc.	3,102,755	21,549,590	1.8%
	Other Securities		91,707,625	7.6%
TOTAL ENERGY			313,813,750	26.2%

FINANCIALS — (8.3%)
#	Canadian Western Bank	498,863	10,088,101	0.8%
	CI Financial Corp.	1,010,158	10,727,828	0.9%
#	ECN Capital Corp.	2,458,149	10,522,375	0.9%
#	Element Fleet Management Corp.	2,180,348	22,731,720	1.9%
#	Laurentian Bank of Canada	370,975	11,147,695	0.9%
	Other Securities		50,438,394	4.2%
TOTAL FINANCIALS			115,656,113	9.6%

HEALTH CARE — (1.3%)
	Other Securities		17,697,482	1.5%

INDUSTRIALS — (9.6%)
*	ATS Automation Tooling Systems, Inc.	416,536	11,439,207	1.0%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value»	of Net Assets‡
INDUSTRIALS — (Continued)
#	Boyd Group Services, Inc.	70,211	$7,563,282	0.6%
	Finning International, Inc.	809,489	17,036,247	1.4%
#	LifeWorks, Inc.	389,068	9,333,763	0.8%
	Richelieu Hardware Ltd.	316,493	8,281,141	0.7%
#	SNC-Lavalin Group, Inc.	824,002	14,172,937	1.2%
	Other Securities		64,772,772	5.3%
TOTAL INDUSTRIALS			132,599,349	11.0%

INFORMATION TECHNOLOGY — (2.3%)
#*	Kinaxis, Inc.	88,481	9,551,989	0.8%
	Other Securities		22,647,127	1.9%
TOTAL INFORMATION TECHNOLOGY			32,199,116	2.7%

MATERIALS — (20.4%)
	Alamos Gold, Inc., Class A	2,183,640	15,318,726	1.3%
	Alamos Gold, Inc., Class A	23,683	166,255	0.0%
	B2Gold Corp.	523,630	1,773,638	0.1%
	B2Gold Corp.	3,133,958	10,624,118	0.9%
	Centerra Gold, Inc.	1,153,585	7,823,803	0.7%
	Methanex Corp.	214,217	8,182,916	0.7%
	Methanex Corp.	126,782	4,846,876	0.4%
#	SSR Mining, Inc.	847,686	14,158,829	1.2%
#	SSR Mining, Inc.	197,205	3,293,323	0.3%
#	Stella-Jones, Inc.	312,231	7,883,396	0.7%
*	Turquoise Hill Resources Ltd.	237,010	6,347,128	0.5%
*	Turquoise Hill Resources Ltd.	302,769	8,110,231	0.7%
#	Yamana Gold, Inc.	3,875,378	18,034,116	1.5%
	Yamana Gold, Inc.	588,814	2,737,985	0.2%
	Other Securities		172,748,349	14.3%
TOTAL MATERIALS			282,049,689	23.5%

REAL ESTATE — (2.5%)
#	Altus Group Ltd.	244,093	8,455,645	0.7%
	Tricon Residential, Inc.	1,203,306	12,199,459	1.0%
	Other Securities		13,828,553	1.2%
TOTAL REAL ESTATE			34,483,657	2.9%

UTILITIES — (8.2%)
	Atco Ltd., Class I	394,442	13,513,745	1.1%
#	Boralex, Inc., Class A	453,304	15,100,742	1.3%
#	Brookfield Infrastructure Corp., Class A	310,942	13,196,697	1.1%
#	Capital Power Corp.	724,520	25,334,560	2.1%
#	Innergex Renewable Energy, Inc.	735,133	9,880,205	0.8%
#	Superior Plus Corp.	870,702	7,684,256	0.7%
#	TransAlta Corp.	1,758,255	20,065,853	1.7%
#	TransAlta Renewables, Inc.	588,980	7,526,974	0.6%
	Other Securities		1,915,425	0.1%
TOTAL UTILITIES			114,218,457	9.5%
TOTAL COMMON STOCKS
	(Cost $1,080,763,324)		1,184,899,880	98.8%

			Value†
SECURITIES LENDING COLLATERAL — (14.4%)
@§	The DFA Short Term Investment Fund	17,222,957	$199,217,946	16.6%
TOTAL INVESTMENTS—(100.0%)
	(Cost $1,279,988,256)		$1,384,117,826	115.4%

The Canadian Small Company Series
continued

Summary of the Series' investments as of June 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$15,412,552	—	—	$15,412,552
Consumer Discretionary	65,858,867	—	—	65,858,867
Consumer Staples	60,910,848	—	—	60,910,848
Energy	313,813,750	—	—	313,813,750
Financials	115,656,113	—	—	115,656,113
Health Care	17,687,431	—	$10,051	17,697,482
Industrials	132,599,349	—	—	132,599,349
Information Technology	32,199,116	—	—	32,199,116
Materials	282,049,689	—	—	282,049,689
Real Estate	34,483,657	—	—	34,483,657
Utilities	114,218,457	—	—	114,218,457
Securities Lending Collateral	—	$199,217,946	—	199,217,946
TOTAL	$1,184,889,829	$199,217,946	$10,051^	$1,384,117,826
____________________

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (98.2%)
COMMUNICATION SERVICES — (3.1%)
Other Securities		$105,693,477	3.1%

CONSUMER DISCRETIONARY — (14.2%)
Resorttrust, Inc.	523,464	9,276,381	0.3%
Takashimaya Co. Ltd.	914,300	8,465,774	0.3%
Other Securities		471,009,353	13.7%
TOTAL CONSUMER DISCRETIONARY		488,751,508	14.3%

CONSUMER STAPLES — (7.2%)
Milbon Co. Ltd.	159,852	9,570,980	0.3%
Nippon Suisan Kaisha Ltd.	1,912,300	10,868,179	0.3%
Sapporo Holdings Ltd.	392,620	8,518,732	0.3%
Other Securities		219,656,754	6.4%
TOTAL CONSUMER STAPLES		248,614,645	7.3%

ENERGY — (0.9%)
Other Securities		32,702,071	1.0%

FINANCIALS — (8.2%)
Credit Saison Co. Ltd.	735,700	9,019,474	0.3%
Hirogin Holdings, Inc.	1,512,200	8,331,078	0.3%
Jafco Group Co. Ltd.	204,100	12,931,197	0.4%
Other Securities		253,393,996	7.3%
TOTAL FINANCIALS		283,675,745	8.3%

HEALTH CARE — (4.4%)
H.U. Group Holdings, Inc.	362,400	8,937,241	0.3%
Nipro Corp.	809,400	8,224,859	0.2%
Other Securities		134,032,273	3.9%
TOTAL HEALTH CARE		151,194,373	4.4%

INDUSTRIALS — (29.9%)
Daiseki Co. Ltd.	292,755	13,664,852	0.4%
DMG Mori Co. Ltd.	728,000	12,536,750	0.4%
* Fujikura Ltd.	1,714,800	9,249,370	0.3%
Furukawa Electric Co. Ltd.	424,300	9,284,144	0.3%
GS Yuasa Corp.	375,183	8,167,598	0.2%
Hazama Ando Corp.	1,294,000	8,762,584	0.3%
Hitachi Zosen Corp.	1,034,779	8,113,625	0.2%
Inaba Denki Sangyo Co. Ltd.	327,400	7,853,534	0.2%
INFRONEER Holdings, Inc.	1,192,388	9,875,975	0.3%
Japan Steel Works Ltd.	348,100	10,226,224	0.3%
Meitec Corp.	166,200	9,996,518	0.3%
Mirait Holdings Corp.	583,135	11,215,268	0.3%
Nagase & Co. Ltd.	578,600	9,793,254	0.3%
Nichias Corp.	391,000	9,573,627	0.3%
Nishimatsu Construction Co. Ltd.	345,000	9,951,583	0.3%

The Japanese Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
INDUSTRIALS — (Continued)
# OSG Corp.	511,900	$8,516,449	0.3%
Outsourcing, Inc.	768,100	14,734,721	0.4%
Penta-Ocean Construction Co. Ltd.	1,616,400	11,138,498	0.3%
Ushio, Inc.	651,100	11,648,428	0.4%
Other Securities		838,064,288	24.4%
TOTAL INDUSTRIALS		1,032,367,290	30.2%

INFORMATION TECHNOLOGY — (15.2%)
Alps Alpine Co. Ltd.	1,039,300	10,155,061	0.3%
# Anritsu Corp.	636,100	10,548,092	0.3%
Daiwabo Holdings Co. Ltd.	582,700	10,258,415	0.3%
Ferrotec Holdings Corp.	232,000	7,782,329	0.2%
Macnica Fuji Electronics Holdings, Inc.	342,150	8,043,827	0.2%
Nippon Electric Glass Co. Ltd.	515,736	13,168,257	0.4%
NSD Co. Ltd.	508,160	9,682,738	0.3%
Tokyo Seimitsu Co. Ltd.	253,800	10,333,728	0.3%
Topcon Corp.	684,300	12,200,386	0.4%
Ulvac, Inc.	162,300	9,105,840	0.3%
Other Securities		423,947,927	12.4%
TOTAL INFORMATION TECHNOLOGY		525,226,600	15.4%

MATERIALS — (11.9%)
ADEKA Corp.	602,400	13,400,601	0.4%
# Asahi Holdings, Inc.	464,800	8,295,809	0.3%
Dowa Holdings Co. Ltd.	208,205	8,695,455	0.3%
Kobe Steel Ltd.	1,495,100	8,784,296	0.3%
Mitsui Mining & Smelting Co. Ltd.	372,700	10,694,693	0.3%
Sumitomo Bakelite Co. Ltd.	192,800	8,664,946	0.3%
Toagosei Co. Ltd.	740,500	8,275,887	0.2%
Ube Industries Ltd.	430,100	8,013,345	0.2%
Yamato Kogyo Co. Ltd.	253,200	8,489,870	0.3%
Other Securities		326,086,787	9.4%
TOTAL MATERIALS		409,401,689	12.0%

REAL ESTATE — (1.7%)
Other Securities		57,897,941	1.7%

UTILITIES — (1.5%)
Nippon Gas Co. Ltd.	684,000	8,484,055	0.3%
West Holdings Corp.	143,603	8,026,221	0.2%
Other Securities		35,924,861	1.0%
TOTAL UTILITIES		52,435,137	1.5%
TOTAL COMMON STOCKS
(Cost $2,886,201,109)		3,387,960,476	99.2%

		Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	5,314,587	61,489,772	1.8%
TOTAL INVESTMENTS—(100.0%)
(Cost $2,947,678,139)		$3,449,450,248	101.0%

The Japanese Small Company Series
continued

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$105,693,477	—	$105,693,477
Consumer Discretionary	—	488,751,508	—	488,751,508
Consumer Staples	—	248,614,645	—	248,614,645
Energy	—	32,702,071	—	32,702,071
Financials	—	283,675,745	—	283,675,745
Health Care	—	151,194,373	—	151,194,373
Industrials	$15,163,165	1,017,204,125	—	1,032,367,290
Information Technology	—	525,226,600	—	525,226,600
Materials	—	409,401,689	—	409,401,689
Real Estate	—	57,897,941	—	57,897,941
Utilities	—	52,435,137	—	52,435,137
Securities Lending Collateral	—	61,489,772	—	61,489,772
TOTAL	$15,163,165	$3,434,287,083	—	$3,449,450,248

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (97.8%)
AUSTRALIA — (59.7%)
*	AMP Ltd.	12,893,152	$10,548,526	0.6%
	ARB Corp. Ltd.	521,174	19,195,274	1.1%
	Bapcor Ltd.	2,189,248	13,204,770	0.7%
#	Breville Group Ltd.	681,670	15,172,506	0.8%
	Brickworks Ltd.	486,532	8,731,553	0.5%
	Carsales.com Ltd.	553,743	10,362,825	0.6%
	Challenger Ltd.	2,321,555	12,194,726	0.7%
*	Corporate Travel Management Ltd.	650,080	12,044,252	0.7%
	Credit Corp. Group Ltd.	442,571	10,527,755	0.6%
	CSR Ltd.	3,109,441	13,958,892	0.8%
	Downer EDI Ltd.	2,071,013	9,901,826	0.6%
	Eagers Automotive Ltd.	775,292	8,710,647	0.5%
	Elders Ltd.	1,009,369	9,169,814	0.5%
	Healius Ltd.	3,973,423	14,549,415	0.8%
	Iluka Resources Ltd.	1,999,707	14,266,701	0.8%
	IOOF Holdings Ltd.	3,815,495	11,809,268	0.7%
	IRESS Ltd.	1,225,060	11,168,044	0.6%
*	Lynas Rare Earths Ltd.	1,615,350	9,011,232	0.5%
#	Metcash Ltd.	6,296,220	19,404,717	1.1%
	nib holdings Ltd.	2,951,426	14,861,717	0.8%
*	Orocobre Ltd.	2,264,756	15,294,789	0.8%
	Orora Ltd.	5,931,076	14,837,472	0.8%
	Pendal Group Ltd.	2,058,779	10,413,306	0.6%
	Perpetual Ltd.	376,124	10,750,588	0.6%
*	Perseus Mining Ltd.	8,114,950	9,622,883	0.5%
	Premier Investments Ltd.	458,786	10,647,565	0.6%
	Reliance Worldwide Corp. Ltd.	3,629,454	15,959,122	0.9%
	Sandfire Resources Ltd.	2,725,681	11,481,645	0.6%
	Sims Ltd.	1,175,465	12,796,166	0.7%
	Spark Infrastructure Group	10,978,157	23,274,771	1.3%
*	Star Entertainment Grp Ltd.	3,941,041	10,951,914	0.6%
	Steadfast Group Ltd.	3,596,653	12,654,068	0.7%
	Super Retail Group Ltd.	1,085,264	10,646,830	0.6%
	Technology One Ltd.	1,674,190	15,547,005	0.9%
*	Webjet Ltd.	2,061,672	9,866,315	0.5%
*	Whitehaven Coal Ltd.	5,382,983	10,652,888	0.6%
# *	Zip Co. Ltd.	1,986,170	9,816,301	0.5%
	Other Securities		645,675,521	35.1%
TOTAL AUSTRALIA			1,109,683,609	60.9%

CHINA — (0.0%)
	Other Securities		138,963	0.0%

HONG KONG — (21.0%)
	ASM Pacific Technology Ltd.	1,406,800	15,222,149	0.8%
#	Kerry Logistics Network Ltd.	4,063,500	9,853,152	0.5%
	Luk Fook Holdings International Ltd.	3,577,000	9,748,695	0.5%
	Pacific Basin Shipping Ltd.	32,170,000	14,846,663	0.8%

The Asia Pacific Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
HONG KONG — (Continued)
VTech Holdings Ltd.	1,345,100	$10,357,891	0.6%
Other Securities		331,012,861	18.2%
TOTAL HONG KONG		391,041,411	21.4%

NEW ZEALAND — (6.5%)
Chorus Ltd.	2,826,320	12,906,707	0.7%
# Freightways Ltd.	976,177	9,063,774	0.5%
Infratil Ltd.	3,435,660	20,385,406	1.1%
Mainfreight Ltd.	156,515	10,085,924	0.6%
SKYCITY Entertainment Group Ltd.	4,937,567	11,322,406	0.6%
Summerset Group Holdings Ltd.	985,298	10,250,669	0.6%
Other Securities		46,763,116	2.5%
TOTAL NEW ZEALAND		120,778,002	6.6%

SINGAPORE — (10.5%)
Sembcorp Industries Ltd.	6,027,400	8,995,759	0.5%
Singapore Press Holdings Ltd.	7,439,300	10,978,277	0.6%
Other Securities		176,291,309	9.7%
TOTAL SINGAPORE		196,265,345	10.8%

UNITED STATES — (0.1%)
Other Securities		1,189,681	0.1%
TOTAL COMMON STOCKS		1,819,097,011	99.8%

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Other Security		68,066	0.0%
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		138	0.0%
HONG KONG — (0.0%)
Other Security		7,842	0.0%
NEW ZEALAND — (0.0%)
Other Security		15,450	0.0%
SINGAPORE — (0.0%)
Other Securities		16,264	0.0%
TOTAL RIGHTS/WARRANTS		39,694	0.0%
TOTAL INVESTMENT SECURITIES
(Cost $1,603,374,310)		1,819,204,771

		Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@§ The DFA Short Term Investment Fund	3,509,676	40,606,949	2.2%
TOTAL INVESTMENTS—(100.0%)
(Cost $1,643,976,673)		$1,859,811,720	102.0%

The Asia Pacific Small Company Series
continued

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$12,676	$1,109,648,166	$22,767	$1,109,683,609
China	—	138,963	—	138,963
Hong Kong	—	390,169,707	871,704	391,041,411
New Zealand	—	120,778,002	—	120,778,002
Singapore	—	195,145,698	1,119,647	196,265,345
United States	—	1,189,681	—	1,189,681
Preferred Stocks
Australia	—	68,066	—	68,066
Rights/Warrants
Australia	—	138	—	138
Hong Kong	—	7,842	—	7,842
New Zealand	—	15,450	—	15,450
Singapore	—	16,264	—	16,264
Securities Lending Collateral	—	40,606,949	—	40,606,949
TOTAL	$12,676	$1,857,784,926	$2,014,118^	$1,859,811,720
____________________

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (3.8%)
Daily Mail & General Trust PLC, Class A	1,003,074	$14,237,131	0.7%
Other Securities		57,764,428	3.1%
TOTAL COMMUNICATION SERVICES		72,001,559	3.8%

CONSUMER DISCRETIONARY — (19.8%)
Bellway PLC	417,887	18,961,147	1.0%
*Countryside Properties PLC	2,922,469	18,812,341	1.0%
Domino's Pizza Group PLC	3,262,553	17,283,266	0.9%
*Frasers Group PLC	1,628,144	14,351,413	0.8%
Games Workshop Group PLC	157,764	20,837,762	1.1%
*Greggs PLC	636,335	26,596,851	1.4%
Inchcape PLC	2,550,326	28,784,465	1.5%
*Marks & Spencer Group PLC	7,572,745	19,035,955	1.0%
Pets at Home Group PLC	3,262,961	21,532,073	1.1%
*Playtech PLC	1,947,421	18,527,516	1.0%
Redrow PLC	1,602,850	14,112,668	0.8%
Vistry Group PLC	898,922	15,053,083	0.8%
Other Securities		142,754,262	7.5%
TOTAL CONSUMER DISCRETIONARY		376,642,802	19.9%

CONSUMER STAPLES — (6.7%)
Britvic PLC	1,748,990	21,232,260	1.1%
Cranswick PLC	374,680	17,707,906	0.9%
Fevertree Drinks PLC	655,368	20,392,946	1.1%
Tate & Lyle PLC	2,419,131	21,435,384	1.1%
Other Securities		46,754,593	2.5%
TOTAL CONSUMER STAPLES		127,523,089	6.7%

ENERGY — (2.3%)
Other Securities		44,336,800	2.3%

FINANCIALS — (16.6%)
*Beazley PLC	3,279,338	17,442,492	0.9%
Close Brothers Group PLC	970,236	19,112,250	1.0%
Hiscox Ltd.	1,621,850	18,452,426	1.0%
IG Group Holdings PLC	2,149,742	23,326,151	1.2%
Man Group PLC	9,599,081	30,488,754	1.6%
Paragon Banking Group PLC	1,977,656	14,825,635	0.8%
Quilter PLC	10,641,392	22,656,903	1.2%
*Virgin Money UK PLC	5,337,722	14,829,830	0.8%
Other Securities		154,697,225	8.1%
TOTAL FINANCIALS		315,831,666	16.6%

HEALTH CARE — (3.2%)
*CVS Group PLC	436,875	14,888,932	0.8%
Other Securities		46,277,391	2.4%
TOTAL HEALTH CARE		61,166,323	3.2%

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
INDUSTRIALS — (25.6%)
Bodycote PLC	1,252,104	$13,714,783	0.7%
Diploma PLC	628,300	25,821,321	1.4%
Genuit Group PLC	1,416,533	12,853,080	0.7%
Grafton Group PLC	1,582,491	29,066,399	1.5%
Hays PLC	8,705,616	19,729,104	1.0%
IMI PLC	1,193,944	26,662,992	1.4%
* Meggitt PLC	2,411,365	24,757,023	1.3%
Pagegroup PLC	2,014,945	18,283,115	1.0%
Rotork PLC	5,214,504	25,207,456	1.3%
Travis Perkins PLC	1,046,773	22,129,674	1.2%
Ultra Electronics Holdings PLC	566,936	25,121,854	1.3%
Other Securities		243,351,972	12.9%
TOTAL INDUSTRIALS		486,698,773	25.7%

INFORMATION TECHNOLOGY — (8.5%)
Computacenter PLC	514,578	18,918,353	1.0%
Softcat PLC	738,845	19,636,602	1.0%
Spectris PLC	433,873	22,323,692	1.2%
Spirent Communications PLC	4,206,131	16,515,848	0.9%
Other Securities		84,212,380	4.4%
TOTAL INFORMATION TECHNOLOGY		161,606,875	8.5%

MATERIALS — (6.5%)
Hill & Smith Holdings PLC	545,011	13,677,859	0.7%
Marshalls PLC	1,408,571	13,643,131	0.7%
Synthomer PLC	2,263,160	15,684,931	0.8%
Victrex PLC	576,646	18,032,016	1.0%
Other Securities		63,589,179	3.4%
TOTAL MATERIALS		124,627,116	6.6%

REAL ESTATE — (3.7%)
Grainger PLC	4,411,972	18,556,053	1.0%
* IWG PLC	3,858,261	16,364,344	0.9%
Savills PLC	986,247	19,181,608	1.0%
Other Securities		16,005,096	0.8%
TOTAL REAL ESTATE		70,107,101	3.7%

UTILITIES — (2.5%)
* Centrica PLC	19,338,945	15,964,039	0.8%
Drax Group PLC	2,521,289	18,336,886	1.0%
Other Securities		13,045,684	0.7%
TOTAL UTILITIES		47,346,609	2.5%
TOTAL COMMON STOCKS
(Cost $1,462,298,964)		1,887,888,713	99.5%

		Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	1,351,028	15,631,396	0.8%
TOTAL INVESTMENTS—(100.0%)
(Cost $1,477,926,404)		$1,903,520,109	100.3%

The United Kingdom Small Company Series
continued

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$55,069	$71,946,490	—	$72,001,559
Consumer Discretionary	—	376,642,802	—	376,642,802
Consumer Staples	—	127,523,089	—	127,523,089
Energy	—	44,336,800	—	44,336,800
Financials	—	315,831,666	—	315,831,666
Health Care	—	61,166,323	—	61,166,323
Industrials	—	486,698,773	—	486,698,773
Information Technology	—	161,606,875	—	161,606,875
Materials	—	124,627,116	—	124,627,116
Real Estate	—	70,107,101	—	70,107,101
Utilities	—	47,346,609	—	47,346,609
Securities Lending Collateral	—	15,631,396	—	15,631,396
TOTAL	$55,069	$1,903,465,040	—	$1,903,520,109

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (94.7%)
AUSTRIA — (3.1%)
ANDRITZ AG	473,948	$26,919,532	0.4%
Other Securities		187,051,424	2.9%
TOTAL AUSTRIA		213,970,956	3.3%

BELGIUM — (3.8%)
Ackermans & van Haaren NV	177,966	30,604,090	0.5%
D’ieteren Group	194,540	33,543,417	0.5%
Other Securities		197,897,761	3.0%
TOTAL BELGIUM		262,045,268	4.0%

CANADA — (0.0%)
Other Security		709,749	0.0%

DENMARK — (5.3%)
Ringkjoebing Landbobank AS	195,777	24,871,398	0.4%
Royal Unibrew AS	331,556	41,187,654	0.6%
# SimCorp AS	271,754	32,907,854	0.5%
Other Securities		260,732,463	4.0%
TOTAL DENMARK		359,699,369	5.5%

FINLAND — (5.8%)
Huhtamaki Oyj	673,038	29,346,505	0.4%
# Nokian Renkaat Oyj	768,570	28,861,457	0.4%
# Orion Oyj, Class B	636,552	27,564,996	0.4%
Valmet Oyj	924,559	37,533,401	0.6%
Other Securities		271,277,867	4.2%
TOTAL FINLAND		394,584,226	6.0%

FRANCE — (10.4%)
Faurecia SE	649,627	33,928,710	0.5%
Rexel SA	2,125,412	42,245,103	0.7%
* SOITEC	135,169	35,988,721	0.6%
Other Securities		598,104,390	9.1%
TOTAL FRANCE		710,266,924	10.9%

GERMANY — (15.1%)
Aurubis AG	287,587	24,781,328	0.4%
Freenet AG	1,000,321	25,763,506	0.4%
GEA Group AG	742,082	36,548,405	0.6%
# Gerresheimer AG	261,448	23,988,547	0.4%
Hugo Boss AG	459,212	28,754,576	0.4%
* K+S AG	1,479,794	25,500,212	0.4%
Lanxess AG	599,001	40,362,102	0.6%
# ProSiebenSat.1 Media SE	1,393,286	23,338,566	0.4%
Rheinmetall AG	309,902	30,068,830	0.5%
TAG Immobilien AG	1,033,296	31,392,640	0.5%
Other Securities		735,033,666	11.1%
TOTAL GERMANY		1,025,532,378	15.7%

The Continental Small Company Series
continued

				Percentage
		Shares	Value»	of Net Assets‡
	IRELAND — (1.0%)
*	Bank of Ireland Group PLC	6,006,044	$35,779,124	0.6%
	Other Securities		30,504,504	1.0%
	TOTAL IRELAND		66,283,628	1.0%

	ISRAEL — (3.3%)
	Other Securities		225,995,115	3.4%

	ITALY — (8.3%)
	A2A SpA	12,233,648	25,743,846	0.4%
	Azimut Holding SpA	906,940	26,118,330	0.4%
#	Banco BPM SpA	12,107,842	37,652,859	0.6%
	Hera SpA	5,824,869	23,830,941	0.4%
	Italgas SpA	3,792,959	24,098,500	0.4%
	Reply SpA	148,015	28,730,201	0.4%
	Other Securities		396,359,830	6.0%
	TOTAL ITALY		562,534,507	8.6%

	NETHERLANDS — (6.7%)
	Aalberts NV	720,618	39,885,206	0.6%
	Arcadis NV	543,636	26,497,175	0.4%
	ASR Nederland NV	931,393	43,537,226	0.7%
	BE Semiconductor Industries NV	464,004	42,394,069	0.7%
	IMCD NV	226,957	50,394,583	0.8%
Ώ	Signify NV	673,043	32,613,232	0.5%
	Other Securities		220,230,807	3.3%
	TOTAL NETHERLANDS		455,552,298	7.0%

	NORWAY — (2.0%)
	Other Securities		138,643,309	2.1%

	PORTUGAL — (0.7%)
	Other Securities		50,448,984	0.8%

	SPAIN — (5.2%)
*	Banco de Sabadell SA	36,662,284	29,505,685	0.5%
	Bankinter SA	4,259,580	23,453,290	0.4%
#	Enagas SA	1,045,470	23,459,790	0.4%
	Other Securities		275,109,321	4.1%
	TOTAL SPAIN		351,528,086	5.4%

	SWEDEN — (8.8%)
	Other Securities		598,208,203	9.1%

	SWITZERLAND — (15.1%)
	Allreal Holding AG	118,457	25,053,150	0.4%
*	ams AG	1,241,971	24,588,933	0.4%
	Belimo Holding AG	62,238	36,184,269	0.6%
	Bucher Industries AG	55,557	28,039,159	0.4%
*	Flughafen Zurich AG	133,405	24,091,216	0.4%
	Georg Fischer AG	32,352	48,950,258	0.8%
	Helvetia Holding AG	249,056	29,635,381	0.5%
	Interroll Holding AG	4,928	23,908,178	0.4%
	PSP Swiss Property AG	341,202	42,652,293	0.7%

The Continental Small Company Series
continued

				Percentage
		Shares	Value»	of Net Assets‡
	SWITZERLAND — (Continued)
	Siegfried Holding AG	33,622	$32,339,058	0.5%
Ώ	VAT Group AG	148,293	70,888,598	1.1%
	Other Securities		641,701,155	9.5%
	TOTAL SWITZERLAND		1,028,031,648	15.7%

	UNITED KINGDOM — (0.1%)
	Other Securities		4,660,893	0.1%

	UNITED STATES — (0.0%)
	Other Security		1,294,368	0.0%

	TOTAL COMMON STOCKS		6,449,989,909	98.6%

	PREFERRED STOCKS — (0.9%)
	GERMANY — (0.9%)
	Other Securities		61,732,488	1.0%

	RIGHTS/WARRANTS — (0.0%)
	AUSTRIA — (0.0%)
	Other Securities		12,299	0.0%

	PORTUGAL — (0.0%)
	Other Security		13,912	0.0%

	SPAIN — (0.0%)
	Other Security		715,382	0.0%
	TOTAL RIGHTS/WARRANTS		741,593	0.0%
	TOTAL INVESTMENT SECURITIES
	(Cost $4,543,679,052)		6,512,463,990

			Value†
	SECURITIES LENDING COLLATERAL — (4.4%)
@§	The DFA Short Term Investment Fund	25,693,219	297,270,547	4.5%
	TOTAL INVESTMENTS—(100.0%)
	(Cost $4,840,922,007)		$6,809,734,537	104.1%

The Continental Small Company Series
continued

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Vwalue)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$213,970,956	—	$213,970,956
Belgium	$7,688,844	254,356,424	—	262,045,268
Canada	—	709,749	—	709,749
Denmark	—	359,699,369	—	359,699,369
Finland	—	394,584,226	—	394,584,226
France	—	710,226,064	$40,860	710,266,924
Germany	14,482,505	1,011,049,873	—	1,025,532,378
Ireland	—	66,283,628	—	66,283,628
Israel	1,561,556	224,433,559	—	225,995,115
Italy	—	562,534,507	—	562,534,507
Netherlands	—	455,552,298	—	455,552,298
Norway	—	138,643,309	—	138,643,309
Portugal	—	50,448,984	—	50,448,984
Spain	—	351,528,086	—	351,528,086
Sweden	—	598,208,203	—	598,208,203
Switzerland	6,841,780	1,021,189,868		1,028,031,648
United Kingdom	—	4,660,893		4,660,893
United States	—	1,294,368		1,294,368
Preferred Stocks
Germany	—	61,732,488	—	61,732,488
Rights/Warrants
Austria	—	12,299	—	12,299
Portugal	—	13,912	—	13,912
Spain	—	715,382	—	715,382
Securities Lending Collateral	—	297,270,547	—	297,270,547
TOTAL	$30,574,685	$6,779,118,992	$40,860^	$6,809,734,537
____________________

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (84.0%)
COMMUNICATION SERVICES — (1.2%)
	Other Securities		$20,392,287	1.4%

CONSUMER DISCRETIONARY — (5.3%)
*	Aritzia, Inc.	463,368	18,248,672	1.3%
	Linamar Corp.	249,534	13,724,773	1.0%
	Other Securities		59,378,275	4.0%
TOTAL CONSUMER DISCRETIONARY			91,351,720	6.3%

CONSUMER STAPLES — (4.4%)
#	Maple Leaf Foods, Inc	417,087	9,092,604	0.6%
#	Premium Brands Holdings Corp., Class A	197,300	21,322,620	1.5%
	Primo Water Corp.	813,424	12,948,006	0.9%
	Other Securities		32,050,901	2.2%
TOTAL CONSUMER STAPLES			75,414,131	5.2%

ENERGY — (17.1%)
	ARC Resources Ltd.	2,991,363	28,690,593	2.0%
	Crescent Point Energy Corp.	2,888,800	14,518,694	1.0%
#	Crescent Point Energy Corp.	192,400	967,772	0.1%
#	Enerplus Corp.	1,287,055	12,188,336	0.8%
#	Gibson Energy, Inc.	940,791	18,958,733	1.3%
#	Keyera Corp.	445,938	11,429,503	0.8%
*	MEG Energy Corp.	2,470,617	22,138,932	1.5%
#	Parex Resources, Inc.	786,291	15,267,108	1.1%
#	Parkland Corp.	763,190	22,206,264	1.5%
#	PrairieSky Royalty Ltd.	1,064,207	13,096,212	0.9%
#	Whitecap Resources, Inc.	3,150,760	18,915,763	1.3%
	Other Securities		115,895,851	8.0%
TOTAL ENERGY			294,273,761	20.3%

FINANCIALS — (9.6%)
#	Canadian Western Bank	475,702	15,217,390	1.0%
	CI Financial Corp.	967,840	22,068,879	1.5%
#	ECN Capital Corp.	2,488,693	21,637,311	1.5%
#	Element Fleet Management Corp.	1,811,383	19,685,764	1.4%
#*	Home Capital Group, Inc., Class B	303,217	9,839,362	0.7%
#	Laurentian Bank of Canada	412,090	13,875,073	1.0%
	Other Securities		63,879,527	4.3%
TOTAL FINANCIALS			166,203,306	11.4%

HEALTH CARE — (1.2%)
	Other Securities		21,366,735	1.5%

INDUSTRIALS — (10.3%)
#*	ATS Automation Tooling Systems, Inc.	441,354	15,017,305	1.0%
#*	Bombardier, Inc., Class B	6,140,801	9,874,106	0.7%
	Finning International, Inc.	890,113	26,352,408	1.8%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value»	of Net Assets‡
INDUSTRIALS — (Continued)
	LifeWorks, Inc.	401,948	$10,389,719	0.7%
	Richelieu Hardware Ltd.	361,973	12,778,442	0.9%
#	SNC-Lavalin Group, Inc.	655,742	17,638,697	1.2%
	Stantec, Inc.	287,574	15,893,715	1.1%
	Other Securities		69,576,440	4.8%
TOTAL INDUSTRIALS			177,520,832	12.2%

INFORMATION TECHNOLOGY — (2.7%)
	Enghouse Systems, Ltd	263,395	11,422,438	0.8%
#*	Kinaxis, Inc.	99,954	15,513,223	1.1%
	Other Securities		19,131,094	1.3%
TOTAL INFORMATION TECHNOLOGY			46,066,755	3.2%

MATERIALS — (20.7%)
	Alamos Gold, Inc., Class A	2,157,397	16,002,666	1.1%
	Alamos Gold, Inc., Class A	2,642	19,656	0.0%
#	B2Gold Corp.	2,045,993	8,447,822	0.6%
	B2Gold Corp.	1,728,490	7,155,949	0.5%
#*	Capstone Mining Corp.	2,456,528	10,301,697	0.7%
#	Centerra Gold, Inc.	1,270,606	9,527,493	0.7%
#	Endeavour Mining PLC	421,513	10,708,128	0.7%
#	Methanex Corp.	208,917	9,358,725	0.6%
	Methanex Corp.	127,282	5,699,688	0.4%
	SSR Mining, Inc.	988,019	15,583,490	1.1%
#	SSR Mining, Inc.	184,815	2,916,381	0.2%
	Stella-Jones, Inc.	301,231	10,814,232	0.7%
#	Yamana Gold, Inc.	4,784,888	18,790,042	1.3%
	Yamana Gold, Inc.	588,814	2,325,815	0.2%
	Other Securities		229,187,240	15.8%
TOTAL MATERIALS			356,839,024	24.6%

REAL ESTATE — (3.5%)
#	Altus Group Ltd.	261,893	13,735,839	1.0%
	Colliers International Group, Inc.	134,012	19,441,269	1.3%
	Colliers International Group, Inc.	4,163	605,175	0.0%
#	Tricon Residential, Inc.	706,476	10,280,893	0.7%
	Other Securities		16,340,781	1.2%
TOTAL REAL ESTATE			60,403,957	4.2%

UTILITIES — (8.0%)
#	AltaGas Ltd.	508,361	10,523,763	0.7%
	Atco Ltd., Class I	392,922	13,334,457	0.9%
#	Boralex, Inc., Class A	549,954	17,019,423	1.2%
#	Brookfield Infrastructure Corp., Class A	337,306	20,446,587	1.4%
#	Capital Power Corp.	771,649	25,345,452	1.8%
#	Innergex Renewable Energy, Inc.	652,084	10,854,015	0.8%
#	Superior Plus Corp.	829,579	9,230,206	0.6%
	TransAlta Corp.	1,784,708	20,015,956	1.4%
#	TransAlta Renewables, Inc.	614,934	9,102,772	0.6%
	Other Securities		2,067,716	0.1%
TOTAL UTILITIES			137,940,347	9.5%

The Canadian Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
TOTAL COMMON STOCKS		1,447,772,855	99.8%
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
Other Security		308,498	0.0%
TOTAL RIGHTS/WARRANTS		308,498	0.0%
TOTAL INVESTMENT SECURITIES (Cost $1,069,056,866)		1,448,081,353

		Value†
SECURITIES LENDING COLLATERAL — (16.0%)
@§ The DFA Short Term Investment Fund	23,890,671	$276,415,069	19.0%
TOTAL INVESTMENTS—(100.0%) (Cost $1,345,455,217)		$1,724,496,422	118.8%

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$20,392,287	—	—	$20,392,287
Consumer Discretionary	91,314,123	$37,597	—	91,351,720
Consumer Staples	75,414,131	—	—	75,414,131
Energy	294,213,404	60,357	—	294,273,761
Financials	166,203,306	—	—	166,203,306
Health Care	19,490,590	1,876,145	—	21,366,735
Industrials	177,520,832	—	—	177,520,832
Information Technology	46,066,755	—	—	46,066,755
Materials	356,051,981	787,043	—	356,839,024
Real Estate	60,403,957	—	—	60,403,957
Utilities	137,940,347	—	—	137,940,347
Rights/Warrants
Energy	—	308,498	—	308,498
Securities Lending Collateral	—	276,415,069	—	276,415,069
TOTAL	$1,445,011,713	$279,484,709	—	$1,724,496,422

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2022

(Unaudited)

(Amounts in thousands)

			The
	The	The	United	The	The
	Japanese	Asia	Kingdom	Continental	Canadian
	Small	Pacific Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series*	Series*	Series*	Series*	Series*
ASSETS:
Investment Securities at Value (including $152,113, $82,805, $9,324, $385,633 and $202,263 of securities on loan, respectively)	$2,598,783	$1,354,817	$1,332,808	$4,731,950	$1,184,900
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $37,785, $14,939, $10,227, $394,791 and $199,225)	37,784	14,938	10,227	394,785	199,218
Foreign Currencies at Value	17,182	3,209	493	—	527
Cash	5,136	176	1,639	—	1,392
Receivables:
Investment Securities Sold	7,444	1,552	1,303	8,560	9,612
Dividends, Interest and Tax Reclaims	4,585	2,213	5,769	39,644	3,193
Securities Lending Income	97	278	5	656	131
Unrealized Gain on Foreign Currency Contracts	2	—	—	3	—
Prepaid Expenses and Other Assets	3	1	2	7	2
Total Assets	2,671,016	1,377,184	1,352,246	5,175,605	1,398,975
LIABILITIES:
Payables:
Due to Custodian	—	—	—	3,796	—
Upon Return of Securities Loaned	37,836	14,952	10,233	394,886	199,276
Investment Securities Purchased	12,193	561	904	5,735	—
Due to Advisor	220	118	116	418	107
Line of Credit	—	—	—	510	—
Unrealized Loss on Foreign Currency Contracts	—	—	—	4	—
Accrued Expenses and Other Liabilities	342	172	138	464	95
Total Liabilities	50,591	15,803	11,391	405,813	199,478
NET ASSETS	$2,620,425	$1,361,381	$1,340,855	$4,769,792	$1,199,497
Investments Securities at Cost	$2,843,071	$1,600,500	$1,415,556	$4,525,272	$1,080,763
Foreign Currencies at Cost	$17,148	$3,204	$493	$(3,748)	$527
____________________

*	See Note J in the Notes to Financial Statements for additional securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2021

(Amounts in thousands)

			The
	The	The	United	The	The
	Japanese	Asia	Kingdom	Continental	Canadian
	Small	Pacific Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series*	Series*	Series*	Series*	Series*
ASSETS:
Investment Securities at Value (including $126,139,
$139,195, $13,650, $279,785 and $271,498 of
securities on loan, respectively)	$3,387,960	$1,819,205	$1,887,889	$6,512,464	$1,448,081
Collateral from Securities on Loan Invested in
Affiliate at Value (including cost of $61,477,
$40,602, $15,627, $297,243 and $276,398)	61,490	40,607	15,631	297,271	276,415
Foreign Currencies at Value	1,399	4,461	5,028	3,116	1,148
Cash	1,080	71	500	5	2
Receivables:
Investment Securities Sold	3,578	5,517	1,844	1,462	1,655
Dividends, Interest and Tax Reclaims	24,682	216	5,823	23,213	643
Securities Lending Income	124	337	7	348	189
Unrealized Gain on Foreign Currency Contracts	5	1	—	—	—
Prepaid Expenses and Other Assets	—	—	—	—	—
Total Assets	3,480,318	1,870,415	1,916,722	6,837,879	1,728,133
LIABILITIES:
Payables:
Upon Return of Securities Loaned	61,522	40,608	15,631	297,321	276,415
Investment Securities Purchased	1,796	6,388	3,386	—	—
Due to Advisor	291	152	161	544	122
Futures Margin Variation	—	—	—	—	—
Unrealized Loss on Foreign Currency Contracts	—	—	—	—	—
Accrued Expenses and Other Liabilities	565	300	268	909	188
Total Liabilities	64,174	47,448	19,446	298,774	276,725
NET ASSETS	$3,416,144	$1,822,967	$1,897,276	$6,539,105	$1,451,408
Investments Securities at Cost	$2,886,201	$1,603,374	$1,462,299	$4,543,679	$1,069,057
Foreign Currencies at Cost	$1,398	$4,419	$5,057	$3,111	$1,147
____________________

*	See Note J in the Notes to Financial Statements for additional securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	The	The Asia	The United	The	The
	Japanese	Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series#	Series#	Series#	Series#	Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $7,717,
$667, $525, $21,096 and $3,954 respectively)	$69,576	$61,273	$45,323	$126,316	$24,196
Non Cash Income
Income from Securities Lending	1,944	3,634	478	7,004	2,268
Total Investment Income	71,520	64,907	45,801	133,320	26,464
Expenses
Investment Management Fees	3,206	1,834	1,924	5,961	1,308
Accounting & Transfer Agent Fees	144	78	81	270	52
Custodian Fees	385	200	81	698	75
Shareholders’ Reports	26	23	23	28	15
Directors’/Trustees’ Fees & Expenses	36	22	21	64	15
Professional Fees	38	22	24	87	47
Other	108	68	60	229	40
Total Expenses	3,943	2,247	2,214	7,337	1,552
Fees Paid Indirectly (Note C)	3	1	1	8	2
Net Expenses	3,940	2,246	2,213	7,329	1,550
Net Investment Income (Loss)	67,580	62,661	43,588	125,991	24,914
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	106,212	188,465	99,258	392,015	167,819
Affiliated Investment Companies Shares Sold	4	(3)	1	2	(11)
Futures	—	—	(120)	—	42
Foreign Currency Transactions	(32)	(238)	291	(1,344)	445
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	204,124	322,334	602,698	1,753,296	390,372
Affiliated Investment Companies Shares	(6)	(1)	(3)	(21)	(6)
Translation of Foreign Currency Denominated
Amounts	(657)	8	25	(445)	3
Net Realized and Unrealized Gain (Loss)	309,645	510,565	702,150	2,143,503	558,664
Net Increase (Decrease) in Net Assets Resulting
from Operations	$377,225	$573,226	$745,738	$2,269,494	$583,578
____________________

**	Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Japanese Small
	Company Series
	Year	Year
	Ended	Ended
	Oct 31,	Oct 31,
	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$67,580	$69,080
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	106,212	(64,936)
Affiliated Investment Companies Shares Sold	4	(9)
Foreign Currency Transactions	(32)	228
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	204,124	(116,647)
Affiliated Investment Companies Shares	(6)	9
Translation of Foreign Currency-Denominated Amounts	(657)	182
Net Increase (Decrease) in Net Assets Resulting from Operations	377,225	(112,093)
Transactions in Interest:
Contributions	441,236	71,736
Withdrawals	(345,470)	(764,667)
Net Increase (Decrease) from Transactions in Interest	95,766	(692,931)
Total Increase (Decrease) in Net Assets	472,991	(805,024)
Net Assets
Beginning of Year	2,943,153	3,748,177
End of Year	$3,416,144	$2,943,153
____________________

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Asia Pacific Small		The United Kingdom Small
	Company Series		Company Series
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$62,661	$62,699	$43,588	$42,407
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	188,465	(77,003)	99,258	(34,350)
Affiliated Investment Companies Shares Sold	(3)	(11)	1	(1)
Futures	—	608	(120)	(394)
Foreign Currency Transactions	(238)	(267)	291	(444)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	322,334	(1,299)	602,698	(329,338)
Affiliated Investment Companies Shares	(1)	1	(3)	4
Translation of Foreign Currency-Denominated Amounts	8	1	25	(381)
Net Increase (Decrease) in Net Assets Resulting
from Operations	573,226	(15,271)	745,738	(322,497)
Transactions in Interest:
Contributions	105,831	82,954	46,399	5,810
Withdrawals	(383,104)	(182,512)	(370,643)	(484,982)
Net Increase (Decrease) from Transactions in Interest	(277,273)	(99,558)	(324,244)	(479,172)
Total Increase (Decrease) in Net Assets	295,953	(144,829)	421,494	(801,669)
Net Assets
Beginning of Year	1,527,014	1,641,843	1,475,782	2,277,451
End of Year	$1,822,967	$1,527,014	$1,897,276	$1,475,782
____________________

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Continental Small		The Canadian Small
	Company Series		Company Series
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$125,991	$109,276	$24,914	$20,882
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	392,015	92,877	167,819	(221,703)
Affiliated Investment Companies Shares Sold	2	(26)	(11)	(8)
Futures	—	(260)	42	—
Foreign Currency Transactions	(1,344)	1,299	445	151
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,753,296	(384,869)	390,372	206,814
Affiliated Investment Companies Shares	(21)	(9)	(6)	3
Translation of Foreign Currency-Denominated Amounts	(445)	825	3	(2)
Net Increase (Decrease) in Net Assets Resulting
from Operations	2,269,494	(180,877)	583,578	5,835
Transactions in Interest:
Contributions	513,046	135,156	164,451	6,817
Withdrawals	(845,380)	(959,829)	(267,504)	(190,384)
Net Increase (Decrease) from Transactions in Interest	(332,334)	(824,673)	(103,053)	(183,567)
Total Increase (Decrease) in Net Assets	1,937,160	(1,005,550)	480,525	(177,732)
Net Assets
Beginning of Year	4,601,945	5,607,495	970,883	1,148,615
End of Year	$6,539,105	$4,601,945	$1,451,408	$970,883
____________________

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The Japanese Small Company Series					The Asia Pacific Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Total Return	13.08%	(1.93)%	4.47%	(7.46%)	27.10%	38.31%	0.14%	5.27%	(8.14%)	16.21%
Net Assets, End of Year (thousands)	$3,416,144	$2,943,153	$3,748,177	$3,834,097	$3,989,049	$1,822,967	$1,527,014	$1,641,843	$1,730,371	$1,815,705
Ratio of Expenses to Average Net Assets	0.12%	0.13%	0.12%	0.12%	0.13%	0.12%	0.13%	0.13%	0.13%	0.13%
Ratio of Expenses to Average Net Assets
(Excluding Fees Paid Indirectly)	0.12%	0.13%	0.12%	0.12%	0.13%	0.12%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average
Net Assets	2.11%	2.13%	2.32%	1.90%	1.90%	3.42%	4.21%	4.11%	3.96%	3.82%
Portfolio Turnover Rate	11%	5%	12%	17%	13%	19%	18%	18%	18%	14%

	The United Kingdom Small Company Series					The Continental Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Total Return	51.93%	(14.87%)	10.67%	(8.90%)	29.87%	51.24%	(2.23%)	8.43%	(10.78%)	34.27%
Net Assets, End of Year (thousands)	$1,897,276	$1,475,782	$2,277,451	$2,188,825	$2,329,912	$6,539,105	$4,601,945	$5,607,495	$5,422,260	$5,751,059
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.11%	0.11%	0.12%	0.12%	0.12%	0.12%	0.12%	0.13%
Ratio of Expenses to Average Net Assets
(Excluding Fees Paid Indirectly)	0.12%	0.12%	0.12%	0.11%	0.12%	0.12%	0.12%	0.13%	0.12%	0.13%
Ratio of Net Investment Income to Average
Net Assets	2.27%	2.38%	3.43%	3.23%	3.40%	2.11%	2.15%	2.74%	2.51%	2.33%
Portfolio Turnover Rate	12%	9%	18%	14%	9%	17%	8%	17%	15%	13%

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The Canadian Small Company Series
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017
Total Return	59.72%	6.02%	1.00%	(10.44%)	12.10%
Net Assets, End of Year (thousands)	$1,451,408	$970,883	$1,148,615	$1,146,811	$1,190,222
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets
(Excluding Fees Paid Indirectly)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.90%	2.08	2.37%	2.11%	2.14%
Portfolio Turnover Rate	27%	18%	12%	14%	22%

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of ten portfolios, five of which, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

● Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

● Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Large Company Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2021, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%

Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the year ended October 31, 2021, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
The Japanese Small Company Series	$3
The Asia Pacific Small Company Series	1
The United Kingdom Small Company Series	1
The Continental Small Company Series	8
The Canadian Small Company Series	2

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2021, the total related amounts paid by the Trust to the CCO were $26 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2021, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Japanese Small Company Series	$101
The Asia Pacific Small Company Series	52
The United Kingdom Small Company Series	62
The Continental Small Company Series	141
The Canadian Small Company Series	32

E. Purchases and Sales of Securities:

For the year ended October 31, 2021, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
The Japanese Small Company Series	$508,748	$350,428
The Asia Pacific Small Company Series	343,076	514,881
The United Kingdom Small Company Series	217,918	364,730
The Continental Small Company Series	966,589	1,164,474
The Canadian Small Company Series	347,529	402,802

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows(amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
The Japanese Small Company Series
The DFA Short Term
Investment Fund	$57,849	$466,337	$462,694	$4	$(6)	$61,490	5,315	$39	—
Total	$57,849	$466,337	$462,694	$4	$(6)	$61,490	5,315	$39	—

The Asia Pacific Small Company
The DFA Short Term
Investment Fund	$42,048	$240,238	$241,675	$(3)	$(1)	$40,607	3,510	$26	—
Total	$42,048	$240,238	$241,675	$(3)	$(1)	$40,607	3,510	$26	—

The United Kingdom Small Company Series
The DFA Short Term
Investment Fund	$31,246	$119,684	$135,297	$1	$(3)	$15,631	1,351	$17	—
Total	$31,246	$119,694	$135,297	$1	$(3)	$15,631	1,351	$17	—

The Continental Small Company Series
The DFA Short Term
Investment Fund	$324,418	$1,169,762	$1,196,890	$2	$(21)	$297,271	25,693	$188	—
Total	$324,418	$1,169,762	$1,196,890	$2	$(21)	$297,271	25,693	$188	—

The Canadian Small Company
The DFA Short Term
Investment Fund	$146,332	$1,107,263	$977,163	$(11)	$(6)	$276,415	23,891	$126	—
Total	$146,332	$1,107,263	$917,163	$(11)	$(6)	$276,415	23,891	$126	—
F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

At October 31, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
The Japanese Small Company Series	$3,036,953	$763,330	$(350,827)	$412,503
The Asia Pacific Small Company Series	1,685,638	452,057	(277,883)	174,174
The United Kingdom Small Company Series	1,501,097	609,599	(207,176)	402,423
The Continental Small Company Series	4,892,350	2,378,869	(461,485)	1,917,384
The Canadian Small Company Series	1,375,270	436,055	(86,829)	349,226

The difference between GAAP-basis and tax basis unrealized gains (losses) is can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2021 was as follows (amounts in thousands):

Futures*
The Canadian Small Company Series	$143

*	Average Notional Value of contracts

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2021 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
	Total	Equity Contracts(1)
The United Kingdom Small Company Series	$(120)	$(120	)*
The Canadian Small Company Series	42	42	*

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.

*	As of October 31, 2021, there were no futures contracts outstanding. During the year ended October 31, 2021, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022 with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the year ended October 31, 2021, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number	Interest	Maximum Amount	Outstanding
	Average	Average	of Days	Expense	Borrowed During	Borrowings as
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	of 10/31/2021
The Japanese Small Company Series	0.84%	$6,222	15	$2	$13,135	—
The Asia Pacific Small Company Series	0.83%	2,110	53	3	30,520	—
The United Kingdom Small Company Series	0.84%	168	8	—	578	—
The Continental Small Company Series	0.83%	44	1	—	44	—
The Canadian Small Company Series	0.83%	1,329	4	—	4,792	—

*	Number of Days Outstanding represents the total single or consecutive days during the year ended October 31, 2021, that each Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2021, activity by the Series under the interfund lending program was as follows (amounts in thousands, except percentages and days):

		Weighted	Weighted	Number	Interest	Maximum Amount	Outstanding
	Borrower or	Average	Average Loan	of Days	Expense/	Borrowed/Loaned	Borrowings as
	Lender	Interest Rate	Balance	Outstanding*	Income	During the Period	of 10/31/2021
The Asia Pacific Small
Company Series	Borrower	0.41%	49,458	2	1	53,238	—

*	Number of Days Outstanding represents the totals of single or consecutive days during the year ended October 31, 2021 that the Series’ utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2021, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the year ended October 31, 2021, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

			Realized
Series	Purchases	Sales	Gain (Loss)
The Japanese Small Company Series	$34,237	$17,480	$3,830
The Asia Pacific Small Company Series	6,846	57,762	28,154
The United Kingdom Small Company Series	30,321	22,619	5,816
The Continental Small Company Series	32,712	81,693	28,056
The Canadian Small Company Series	24,127	76,420	23,603

J. Securities Lending:

As of October 31, 2021, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash
Market Value
The Japanese Small Company Series	$74,105
The Asia Pacific Small Company Series	113,646
The Continental Small Company Series	14, 824
The Canadian Small Company Series	8,445

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements
	As of October 31, 2021
	Overnight and	<30	Between	>90
	Continuous	days	30 & 90 days	days	Total
Securities Lending Transactions
The Japanese Small Company Series
Common Stocks	$61,522	—	—	—	$61,522
The Asia Pacific Small Company Series
Common Stocks	40,608	—	—	—	40,608
The United Kingdom Small Company Series
Common Stocks	15,631	—	—	—	15,631
The Continental Small Company Series
Common Stocks, Rights/Warrants	297,321	—	—	—	297,321
The Canadian Small Company Series
Common Stocks, Rights/Warrants	276,415	—	—	—	276,415

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Series’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.

M. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all other subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (five of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the “Series”) as of October 31, 2021, the related statements of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2021, and each of the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees: an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2021.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Abbie J. Smith, Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There were four Nominating Committee meetings held during the fiscal year ended October 31, 2021.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2021.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

Disinterested Directors

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG -Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	137 portfolios in 5 investment companies	None
Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust – Since 2020

Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Visiting Scholar, Federal Reserve Bank of Richmond (since 1990). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015 to 2016).

				137 portfolios in 5 investment companies	None
Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust – Since 2020	Dean Witter Distinguished Professor of Finance, Graduate School of Business, Stanford University (since 1984), Director, TNB Inc. (bank) (since 2020).	137 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008-April 2018).
Roger G. Ibbotson Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1943	Director/ Trustee	DFAIDG – Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020

Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006 - 2016).

				137 portfolios in 5 investment companies	None
Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director/ Trustee	DFAIDG -Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992, ETF Trust – Since 2020	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	137 portfolios in 5 investment companies	Formerly, Adviser, Kuapay, Inc. (2013-2014). Formerly, Director, American Century Fund Complex (registered investment companies) (43 Portfolios) (1980-2014).

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980).	137 portfolios in 5 investment companies

Director (since 2000) and formerly, Lead Director (2014-2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (14 portfolios) (since 2009).

Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020

Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since January 2018). President, Western Finance Association (global association of academic researchers and practitioners in finance) (since June 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (since 2016). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018-2019).

				137 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

Interested Director

The following interested Director is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	DFAIDG -Since 1981; DIG & DFAITC – Since 1992; DEM – Since 1993, ETF Trust – Since 2020

Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of “DEM, DFAIDG, “DIG and DFAITC. Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC and DFA Securities LLC (collectively with DEM, DFAIDG,DIG and DFAITC, the “DFA Entities”). Formerly, Chairman and Director (2009-2018) and Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Member of Hoover Institution Board (since September 2019). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007-2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).

				137 portfolios in 5 investment companies	None

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; DEM; and ETF Trust Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Officers

Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund as of October 31, 2021. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below held the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001
Vice President and Assistant Secretary of all the DFA Entities (since 2001)
●DFA Australia Limited (since 2002)
●Dimensional Fund Advisors Ltd. (since 2002)
●Dimensional Cayman Commodity Fund I Ltd. (since 2010)
●Dimensional Fund Advisors Pte. Ltd. (since 2012)
●Dimensional Hong Kong Limited (since 2012)
●Dimensional ETF Trust (since June 2020)
Director, Vice President and Assistant Secretary (since 2003) of
●Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since September 2019
Vice President and Assistant Secretary of
●DFAIDG, DIG, DFAITC and DEM (since September 2019)
●Dimensional ETF Trust (since June 2020)
Vice President (since January 2018) of
●Dimensional Holdings Inc.
●Dimensional Fund Advisors LP
●Dimensional Investment LLC
●DFA Securities LLC

David P. Butler 1964	Co-Chief Executive Officer	Since 2017
Co-Chief Executive Officer of
●all the DFA entities (since 2017)
●Dimensional ETF Trust (since June 2020)
Director (since 2017) of
●Dimensional Holdings Inc.
●Dimensional Fund Advisors Canada ULC
●Dimensional Japan Ltd.
●Dimensional Advisors Ltd.
●Dimensional Fund Advisors Ltd.
●DFA Australia Limited
Director and Co-Chief Executive Officer (since 2017) of
●Dimensional Cayman Commodity Fund I Ltd.
Head of Global Financial Advisor Services (since 2007) for
●Dimensional Fund Advisors LP
Formerly, Vice President (2007 – 2017) of
●all the DFA Entities

Stephen A. Clark 1972	Executive Vice President	Since 2017
Executive Vice President of
●all the DFA entities (since 2017)
●Dimensional ETF Trust (since June 2020)
Director and Vice President (since 2016) of
●Dimensional Japan Ltd.
President and Director (since 2016) of
●Dimensional Fund Advisors Canada ULC
Vice President (since 2008) and Director (since 2016) of
●DFA Australia Limited
Director (since 2016) of
●Dimensional Advisors Ltd.
●Dimensional Fund Advisors Pte. Ltd.
●Dimensional Hong Kong Limited
Vice President (since 2016) of
●Dimensional Fund Advisors Pte. Ltd.
Formerly, Vice President (2004 – 2017) of
●all the DFA Entities
Formerly, Vice President (2010 – 2016) of
●Dimensional Fund Advisors Canada ULC
Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for
●Dimensional Fund Advisors LP

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021
Chief Operating Officer (since June 2021) of
●the DFA Fund Complex
●ETF Trust
Executive Vice President (since January 2020)
●Dimensional Holdings Inc.
●Dimensional Fund Advisors LP
●Dimensional Investments LLC
●DFA Securities LLC
Chief Operating Officer (since December 2019)
●Dimensional Holdings Inc.
●Dimensional Fund Advisors LP
●Dimensional Investments LLC
●DFA Securities LLC
Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020-June 2021) of
●the DFA Fund Complex
●ETF Trust
Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at
●Delphix Inc.
Formerly, Chief Operating Officer Global Technology & Operations Managing Director (2014 – 2018) of
●BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021
Vice President (since June 2021) of
●the DFA Fund Complex
●ETF Trust
Vice President, Chief Financial Officer and Treasurer (since September 2020) of
●DFA Australia Limited
●Dimensional Fund Advisors Canada ULC
●DFA Securities LLC
●Dimensional Advisors Ltd.
●Dimensional Fund Advisors LP
●Dimensional Fund Advisors Ltd.
●Dimensional Fund Advisors Pte. Ltd.
●Dimensional Holdings Inc.
●Dimensional Hong Kong Limited
●Dimensional Investment LLC
Vice President (since March 2021) of
●Dimensional Ireland Limited
Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of Lord Abbett & Co. LLC
Formerly, Chief Financial Officer (2017 - 2020), and Treasurer (2003 – 2017) of Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021
Vice President and Assistant Treasurer (since June 2021) of
●the DFA Fund Complex
●ETF Trust
Formerly, Data Integrity Team Lead (December 2019 – April 2021) of
●Clearwater Analytics
Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at
●INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004
Vice President (since 2004) and Assistant Secretary (2017-2019) of
●all the DFA Entities
Vice President (since June 2020)
●Dimensional ETF Trust
Vice President and Assistant Secretary (since 2010) of
●Dimensional Cayman Commodity Fund I Ltd.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017
Vice President (since 2015) of
●all the DFA Entities
Assistant Treasurer (since 2017) of
●the DFA Fund Complex
Vice President and Assistant Treasurer (since June 2020)
●ETF Trust
Formerly, Senior Tax Manager (2013 – 2015) for
●Dimensional Fund Advisors LP

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of ●all the DFA Entities (since 2010) ●ETF Trust (since June 2020) ●Dimensional Cayman Commodity Fund I Ltd. (since 2010)
Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021
Vice President, Chief Financial Officer, and Treasurer (since June 2021) of
●the DFA Fund Complex
●ETF Trust
Formerly, Director (May 2019 – January 2021) at
●INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)
Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at
●OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001
President of
●the DFA Fund Complex (since 2017)
●ETF Trust (since June 2020)
General Counsel (since 2001) of
●All the DFA Entities (since 2001)
Executive Vice President (since 2017) and Secretary (since 2000) of
●Dimensional Fund Advisors LP
●Dimensional Holdings Inc.
●DFA Securities LLC
●Dimensional Investment LLC
Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of
●DFA Australia Limited
●Dimensional Fund Advisors Ltd.
Vice President and Secretary of
●Dimensional Fund Advisors Canada ULC (since 2003)
●Dimensional Cayman Commodity Fund I Ltd. (since 2010)
●Dimensional Japan Ltd. (since 2012)
●Dimensional Advisors Ltd (since 2012)
●Dimensional Fund Advisors Pte. Ltd. (since 2012)
Director of
●Dimensional Funds plc (since 2002)
●Dimensional Funds II plc (since 2006)
●Director of Dimensional Japan Ltd. (since 2012)
●Dimensional Advisors Ltd. (since 2012)
●Dimensional Fund Advisors Pte. Ltd. (since 2012)
●Dimensional Hong Kong Limited (since 2012)
●Dimensional Ireland Limited (since 2019)
Formerly, Vice President and Secretary (2010 – 2014) of
●Dimensional SmartNest (US) LLC
Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of
●the DFA Fund Complex
Formerly, Vice President of
●Dimensional Fund Advisors LP (1997 – 2017)
●Dimensional Holdings Inc. (2006 – 2017)
●DFA Securities LLC (1997 – 2017)
●Dimensional Investment LLC (2009 – 2017)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Selwyn J. Notelovitz 1961	Vice President	Since September 2021
Vice President (since September 2021) of
●the DFA Fund Complex
●ETF Trust
Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of:
●DFA Securities LLC
●Dimensional Fund Advisors LP
●Dimensional Holdings Inc.
●Dimensional Investment LLC
Chief Compliance Officer (since July 2020) of:
●DFA Australia Limited
●Dimensional Fund Advisors Ltd.
●Dimensional Fund Advisors Canada ULC
Formerly, Deputy Chief Compliance Officer (2013-2020) of:
●DFA Fund Complex
●DFA Securities LLC
●Dimensional Fund Advisors LP
●Dimensional Holdings Inc.
●Dimensional Investment LLC
Formerly, Vice President (2013-2020) of:
●DFA Fund Complex
Formerly, Director (2019-2021) of:
●Dimensional Ireland Limited

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017
Vice President (since 2010) and Secretary (since 2017) of
●the DFA Fund Complex
Vice President and Secretary of
●Dimensional ETF Trust (since June 2020)
Vice President (since 2010) and Assistant Secretary (since 2016) of
●Dimensional Fund Advisors LP
●Dimensional Holdings Inc.
●Dimensional Investment LLC
Vice President of
●DFA Securities LLC (since 2010)
●Dimensional Cayman Commodity Fund I Ltd. (since 2010)
●Dimensional Fund Advisors Canada ULC (since 2016)

Randy C. Olson 1980	Chief Compliance Officer	Since August 2020
Chief Compliance Officer (since 2020)
●all the DFA Funds
●ETF Trust
Vice President (since 2016) of
●DFA Securities LLC
●Dimensional Fund Advisors LP
●Dimensional Holdings Inc.
●Dimensional Investment LLC
Formerly, Vice President – Senior Compliance Officer
●Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)
Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan
●Dimensional Investment Advisors LP (April 2017 – January 2020)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer since 2017
Co-Chief Executive Officer and Chief Investment Officer of
●all the DFA Entities (since 2017)
●Dimensional Fund Advisors Canada ULC (since 2017)
●Dimensional ETF Trust (since June 2020)
Director, Chief Investment Officer and Vice President (since 2017) of
●DFA Australia Limited
Chief Investment Officer (since 2017) and Vice President (since 2016) of
●Dimensional Japan Ltd.
Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of
●Dimensional Cayman Commodity Fund I Ltd.
Director of
●Dimensional Funds plc (since 2014)
●Dimensional Fund II plc (since 2014)
●Dimensional Holdings Inc. (since 2017)
●Dimensional Ireland Limited (since 2019)
Formerly, Co-Chief Investment Officer of
●Dimensional Japan Ltd. (2016 – 2017)
●DFA Australia Limited (2014 – 2017)
Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of
●all the DFA Entities
Formerly, Vice President (2007 – 2017) of
●all the DFA Entities
Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of
●Dimensional Fund Advisors Canada ULC
Formerly, Director (2017 – 2018) of
●Dimensional Fund Advisors Pte. Ltd.

James J. Taylor 1983	Vice President and Assistant Treasurer	Since March 2020
Vice President and Assistant Treasurer of
●the DFA Fund Complex (since March 2020)
●Dimensional ETF Trust (since June 2020)
Vice President (since 2016) of
●Dimensional Holdings Inc.
●Dimensional Fund Advisors LP
●Dimensional Investment LLC
●DFA Securities LLC
Formerly, Accounting Manager (2015-2016)
●Dimensional Fund Advisors LP

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com/about-us/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

Distributor for the SA Funds:
Foreside Financial Services, LLC
Three Canal Plaza, Suite 100,
Portland, ME 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the SA Funds. It is not authorized for distribution to prospective investors in the SA Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the SA Funds' objectives and policies, experience of its management, and other information.

Item 1 (b)

Not applicable.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this Form N-CSR, the registrant has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the registrant’s chief executive officer and chief financial and accounting officer.

(c) During the period, the registrant has not made any amendments to its code of ethics.

(d) The registrant has not granted any waivers from any provisions of its code of ethics during the period covered by this Form N-CSR.

(e) Not applicable.

(f) A copy of the registrant’s code of ethics is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees (the “Board”) has determined that the registrant has three members serving on the registrant’s Audit Committee that possess the attributes identified in Form N-CSR to qualify as an “audit committee financial expert.”

(a)(2) The audit committee financial experts are Bryan W. Brown, Harold M. Shefrin and Charles M. Roame. Each has been deemed to be “independent” as that term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

For the fiscal year June 30, 2022, Cohen & Co. (“Cohen”) serves as the independent registered public accounting firm for the registrant.

(a) Audit Fees.
For the fiscal years ended June 30, 2022 and June 30, 2021, the aggregate fees billed for professional services rendered by Cohen for the audit of the registrant’s annual financial statements or for services that are normally provided by Cohen in connection with statutory and regulatory filings or engagements were $182,500 and $182,500 respectively.

(b) Audit-Related Fees.
For the fiscal years ended June 30, 2022 and June 30, 2021, the aggregate fees billed for assurance and related services rendered by Cohen that are reasonably related to the performance of the audit or review of the registrant’s financial statements and that are not reported under Audit Fees above were $0 and $0, respectively. Services for which fees in the Audit-Related Fees category were billed include Cohen’s reasonable out-of-pocket expenses and ticket charges for booking travel related to conducting the audit.

For the twelve month periods ended June 30, 2022 and June 30, 2021, aggregate Audit-Related Fees billed by Cohen that were required to be approved by the registrant’s Audit Committee for audit-related services rendered to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (the “Affiliated Service Providers”) that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(c) Tax Fees.
For the fiscal years ended June 30, 2022 and June 30, 2021, the aggregate fees billed for tax compliance, tax advice and tax planning by Cohen were $39,500 and $45,500, respectively. Services for which fees in the Tax Fees category are billed include Cohen’s review of the registrant’s U.S. federal income tax returns and the required state corporate income tax returns, as well as Cohen’s review of excise tax distribution calculations.

For the twelve month periods ended June 30, 2022 and June 30, 2021, the aggregate Tax Fees billed Cohen that were required to be approved by the registrant’s Audit Committee for tax compliance, tax advice and tax planning services rendered on behalf of Affiliated Service Providers that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(d) All Other Fees.
For the fiscal years ended June 30, 2022 and June 30, 2021, the aggregate fees billed by Cohen to the registrant for all services other than services reported under Audit Fees, Audit-Related Fees, and Tax Fees were $0 and $5,900, respectively.

For the twelve month periods ended June 30, 2022 and June 30, 2021, the aggregate fees in this category billed by Cohen that were required to be approved by the registrant’s Audit Committee for services rendered on behalf of Affiliated Service Providers that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(e)(1) Audit Committee’s Pre-Approval Policies and Procedures.
The registrant’s Audit Committee has the sole authority to pre-approve all audit and non-audit services to be provided by Cohen to the registrant, subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)B of the Securities Exchange Act of 1934, as amended (“Exchange Act”). Pre-approval of audit and non-audit services is not required if the engagement to render the services is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. The Audit Committee has not established such policies and procedures.

(e)(2) Percentage of Services.
None of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ended June 30, 2022 and June 30, 2021, aggregate non-audit fees billed by Cohen for services rendered to the registrant were $0 and $0, respectively.

For the twelve month periods ended June 30, 2022 and June 30, 2021, aggregate non-audit fees billed by Cohen for services rendered to the Affiliated Service Providers were $0 and $0, respectively.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2022
(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (2.6%)
Other Securities		$68,723,361	2.6%

CONSUMER DISCRETIONARY — (14.7%)
Resorttrust, Inc.	523,464	8,572,838	0.3%
Takashimaya Co. Ltd.	914,300	8,947,222	0.4%
Other Securities		369,028,386	14.0%
TOTAL CONSUMER DISCRETIONARY		386,548,446	14.7%

CONSUMER STAPLES — (8.0%)
Ain Holdings, Inc.	147,300	7,887,305	0.3%
Morinaga & Co. Ltd.	204,999	6,568,757	0.3%
Nippon Suisan Kaisha Ltd.	1,893,700	8,005,690	0.3%
Sapporo Holdings Ltd.	392,620	8,722,485	0.3%
Other Securities		180,565,384	6.9%
TOTAL CONSUMER STAPLES		211,749,621	8.1%

ENERGY — (0.8%)
Other Securities		21,605,544	0.8%

FINANCIALS — (9.1%)
# Credit Saison Co. Ltd.	678,000	7,780,479	0.3%
Fuyo General Lease Co. Ltd.	116,200	6,593,762	0.3%
Hirogin Holdings, Inc.	1,534,800	7,153,317	0.3%
JAFCO Group Co. Ltd.	592,800	7,167,761	0.3%
Yamaguchi Financial Group, Inc.	1,237,672	6,797,703	0.3%
Other Securities		203,466,122	7.6%
TOTAL FINANCIALS		238,959,144	9.1%

HEALTH CARE — (4.7%)
H.U. Group Holdings, Inc.	352,600	7,666,937	0.3%
Nipro Corp.	824,900	6,487,758	0.3%
Other Securities		108,880,171	4.1%
TOTAL HEALTH CARE		123,034,866	4.7%

INDUSTRIALS — (28.6%)
Daiseki Co. Ltd.	291,355	9,095,211	0.4%
# DMG Mori Co. Ltd.	728,000	9,054,192	0.4%
Fujikura Ltd.	1,693,000	9,589,874	0.4%
Furukawa Electric Co. Ltd.	424,300	6,961,845	0.3%
Hazama Ando Corp.	1,168,600	7,253,287	0.3%
Hitachi Zosen Corp.	1,034,779	6,522,572	0.3%
Inaba Denki Sangyo Co. Ltd.	323,900	6,355,733	0.3%
Kintetsu World Express, Inc.	240,800	7,383,885	0.3%
Meitec Corp.	487,200	7,854,057	0.3%
Mirait Holdings Corp.	595,335	6,996,225	0.3%
Nagase & Co. Ltd.	583,700	8,028,927	0.3%
Nichias Corp.	384,200	6,374,260	0.3%
Nishimatsu Construction Co. Ltd.	313,800	9,376,193	0.4%

1

The Japanese Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
INDUSTRIALS — (Continued)
# Nisshinbo Holdings, Inc.	938,880	$7,071,288	0.3%
Penta-Ocean Construction Co. Ltd.	1,669,600	9,006,247	0.4%
Ushio, Inc.	622,400	7,708,406	0.3%
Other Securities		628,790,795	23.5%
TOTAL INDUSTRIALS		753,422,997	28.8%

INFORMATION TECHNOLOGY — (14.9%)
Alps Alpine Co. Ltd.	643,100	6,534,838	0.3%
Anritsu Corp.	751,500	8,136,172	0.3%
Citizen Watch Co. Ltd.	1,771,000	7,204,611	0.3%
Daiwabo Holdings Co. Ltd.	582,700	7,611,148	0.3%
Dexerials Corp.	338,500	9,034,542	0.4%
# Fuji Soft, Inc.	111,800	6,421,653	0.3%
Konica Minolta, Inc.	1,957,800	6,525,117	0.3%
Macnica Fuji Electronics Holdings, Inc.	338,550	6,530,479	0.3%
Maruwa Co. Ltd.	58,500	6,674,639	0.3%
NET One Systems Co. Ltd.	310,300	6,896,139	0.3%
NSD Co. Ltd.	493,860	8,626,998	0.3%
Tokyo Seimitsu Co. Ltd.	248,700	8,197,761	0.3%
Topcon Corp.	684,300	8,949,151	0.4%
Other Securities		296,466,926	10.9%
TOTAL INFORMATION TECHNOLOGY		393,810,174	15.0%

MATERIALS — (12.2%)
ADEKA Corp.	508,800	8,793,200	0.3%
Asahi Holdings, Inc.	464,800	7,292,510	0.3%
Daicel Corp.	1,194,200	7,382,534	0.3%
Kureha Corp.	103,950	7,321,506	0.3%
Mitsui Mining & Smelting Co. Ltd.	372,700	8,692,205	0.3%
Ube Industries Ltd.	489,100	7,266,072	0.3%
Yamato Kogyo Co. Ltd.	202,700	6,698,862	0.3%
Other Securities		267,985,925	10.2%
TOTAL MATERIALS		321,432,814	12.3%

REAL ESTATE — (1.5%)
Other Securities		38,452,659	1.5%

UTILITIES — (1.5%)
Nippon Gas Co. Ltd.	684,000	9,739,042	0.4%
Other Securities		31,304,446	1.2%
TOTAL UTILITIES		41,043,488	1.6%
TOTAL COMMON STOCKS
(Cost $2,843,070,887)		2,598,783,114	99.2%

		Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund	3,266,570	37,784,420	1.4%
TOTAL INVESTMENTS—(100.0%)
(Cost $ 2,880,856,355)		$2,636,567,534	100.6%

2

The Japanese Small Company Series
continued

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of June 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$68,723,361	—	$68,723,361
Consumer Discretionary	—	386,548,446	—	386,548,446
Consumer Staples	—	211,749,621	—	211,749,621
Energy	—	21,605,544	—	21,605,544
Financials	$3,441,480	235,517,664	—	238,959,144
Health Care	—	123,034,866	—	123,034,866
Industrials	—	753,422,997	—	753,422,997
Information Technology	—	393,810,174	—	393,810,174
Materials	—	321,432,814	—	321,432,814
Real Estate	—	38,452,659	—	38,452,659
Utilities	—	41,043,488	—	41,043,488
Securities Lending Collateral	—	37,784,420	—	37,784,420
TOTAL	$3,441,480	$2,633,126,054	—	$2,636,567,534

See accompanying Notes to Financial Statements
3

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2022
(Unaudited)

				Percentage
		Shares	Value	of Net Assets‡
COMMON STOCKS — (98.9%)
AUSTRALIA — (60.7%)
*	AMP Ltd.	17,016,907	$11,239,898	0.8%
#	Ansell Ltd.	582,795	8,958,096	0.7%
	ARB Corp. Ltd.	521,026	10,178,661	0.8%
	AUB Group Ltd.	770,316	9,440,740	0.7%
	Bapcor Ltd.	2,189,248	9,200,975	0.7%
	Beach Energy Ltd.	10,637,240	12,669,538	0.9%
#	Breville Group Ltd.	652,020	8,091,763	0.6%
	Challenger Ltd.	1,629,863	7,716,305	0.6%
*	Corporate Travel Management Ltd.	678,798	8,719,420	0.6%
	CSR Ltd.	3,109,441	8,741,265	0.7%
	Deterra Royalties Ltd.	2,795,041	8,192,587	0.6%
	Downer EDI Ltd.	3,515,757	12,267,193	0.9%
	Elders Ltd.	1,009,369	8,787,572	0.7%
# *	Flight Centre Travel Group Ltd.	670,434	8,062,809	0.6%
	GrainCorp Ltd., Class A	1,547,172	10,187,644	0.8%
	Healius Ltd.	3,973,423	10,073,699	0.7%
	Iluka Resources Ltd.	2,047,759	13,357,369	1.0%
	Insignia Financial Ltd.	3,939,870	7,341,946	0.5%
#	InvoCare Ltd.	945,502	6,823,434	0.5%
	IPH Ltd.	1,267,863	7,133,165	0.5%
	IRESS Ltd.	1,238,548	9,840,581	0.7%
	Metcash Ltd.	5,608,804	16,440,790	1.2%
#	New Hope Corp. Ltd.	3,053,402	7,338,109	0.5%
	nib holdings Ltd.	2,928,691	14,929,598	1.1%
	Nufarm Ltd.	1,868,539	6,589,296	0.5%
	Orora Ltd.	5,931,076	14,966,319	1.1%
	Perpetual Ltd.	376,124	7,507,895	0.6%
	Perseus Mining Ltd.	8,114,950	8,805,019	0.7%
	Reliance Worldwide Corp. Ltd.	3,624,075	10,127,671	0.8%
	Sandfire Resources Ltd.	2,964,241	9,138,198	0.7%
	Sims Ltd.	1,144,275	10,876,060	0.8%
*	Star Entertainment Grp Ltd.	5,123,970	9,892,016	0.7%
	Technology One Ltd.	1,701,660	12,618,503	0.9%
*	Uniti Group Ltd.	2,553,497	8,678,779	0.6%
Ω	Viva Energy Group Ltd.	5,149,577	10,290,328	0.8%
# *	Webjet Ltd.	2,181,629	8,076,823	0.6%
	Whitehaven Coal Ltd.	5,290,865	17,778,526	1.3%
	Other Securities		460,569,222	33.6%

TOTAL AUSTRALIA			831,647,812	61.1%

CAYMAN ISLANDS — (0.0%)
	Other Securities		318,872	0.0%

CHINA — (0.3%)
	Other Securities		3,798,887	0.3%

HONG KONG — (22.9%)
	ASM Pacific Technology Ltd.	1,444,600	12,295,356	0.9%
	Hysan Development Co. Ltd.	2,550,000	7,693,149	0.6%
	Kerry Logistics Network Ltd.	4,063,500	8,740,281	0.6%
	Kerry Properties Ltd.	2,368,000	6,584,928	0.5%
	L'Occitane International SA	2,055,000	6,442,848	0.5%
	Luk Fook Holdings International Ltd.	3,577,000	9,231,848	0.7%
	Pacific Basin Shipping Ltd.	32,170,000	12,367,936	0.9%

4

The Asia Pacific Small Company Series
continued

			Percentage
	Shares	Value	of Net Assets‡
HONG KONG — (Continued)
PCCW Ltd.	15,297,545	$8,087,289	0.6%
VTech Holdings Ltd.	1,345,100	10,592,703	0.8%
Other Securities		231,685,311	16.9%
TOTAL HONG KONG		313,721,649	23.0%

MACAU — (0.0%)
Other Security		70,072	0.0%

NEW ZEALAND — (4.2%)
Chorus Ltd.	2,555,962	11,510,766	0.8%
SKYCITY Entertainment Group Ltd.	4,337,866	7,882,030	0.6%
Other Securities		38,536,437	2.9%
TOTAL NEW ZEALAND		57,929,233	4.3%

SINGAPORE — (10.7%)
ComfortDelGro Corp. Ltd.	8,299,800	8,367,367	0.6%
Keppel Infrastructure Trust	18,059,446	7,417,736	0.6%
Other Securities		130,300,707	9.5%
TOTAL SINGAPORE		146,085,810	10.7%

UNITED STATES — (0.1%)
Other Security		1,220,755	0.1%

TOTAL COMMON STOCKS		1,354,793,090	99.5%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		3,042	0.0%
HONG KONG — (0.0%)
Other Security		20,554	0.0%
TOTAL RIGHTS/WARRANTS		23,596	0.0%
TOTAL INVESTMENT SECURITIES
(Cost $1,600,500,308)		1,354,816,686
TOTAL UNKNOWN ST
(Cost $0)		0	0.0%

		Value»
SECURITIES LENDING COLLATERAL — (1.1%)
@§ The DFA Short Term Investment Fund	1,291,472	14,938,456	1.1%
TOTAL INVESTMENTS—(100.0%)
(Cost $1,615,439,683)		$1,369,755,142	100.6%

SA	Special Assessment
ST	Special Tax

5

The Asia Pacific Small Company Series
continued

‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series' investments as of June 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,043,389	$830,599,937	$4,486	$831,647,812
Cayman Islands	280,833	38,039	—	318,872
China	—	3,798,887	—	3,798,887
Hong Kong	—	312,852,363	869,286	313,721,649
Macau	—	70,072	—	70,072
New Zealand	—	57,929,233	—	57,929,233
Singapore	—	145,972,581	113,229	146,085,810
United States	—	1,220,755	—	1,220,755
Rights/Warrants
Australia	—	3,042	—	3,042
Hong Kong	—	20,554	—	20,554
Securities Lending Collateral	—	14,938,456	—	14,938,456
TOTAL	$1,324,222	$1,367,443,919	$987,001^	$1,369,755,142

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.
6

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2022
(Unaudited)

				Percentage
		Shares	Value»	of Net Assets‡
	COMMON STOCKS — (99.2%)
	COMMUNICATION SERVICES — (3.1%)
	Euromoney Institutional Investor PLC	716,200	$11,735,476	0.9%
	Other Securities		30,527,260	2.3%
	TOTAL COMMUNICATION SERVICES		42,262,736	3.2%

	CONSUMER DISCRETIONARY — (16.2%)
	Domino's Pizza Group PLC	3,143,313	10,713,268	0.8%
*	Frasers Group PLC	1,450,088	11,798,762	0.9%
	Games Workshop Group PLC	174,108	14,174,342	1.1%
	Greggs PLC	607,084	13,443,061	1.0%
	Inchcape PLC	2,415,336	20,525,555	1.5%
	Pets at Home Group PLC	3,055,257	11,499,893	0.9%
*	Playtech PLC	1,947,421	12,882,950	1.0%
	Redrow PLC	1,622,907	9,689,266	0.7%
	Vistry Group PLC	1,180,231	12,021,020	0.9%
	Other Securities		100,112,407	7.4%
	TOTAL CONSUMER DISCRETIONARY		216,860,524	16.2%

	CONSUMER STAPLES — (7.6%)
	Britvic PLC	1,634,172	16,198,319	1.2%
	Cranswick PLC	365,843	13,700,094	1.0%
*	Marks & Spencer Group PLC	5,720,589	9,490,646	0.7%
	Tate & Lyle PLC	2,185,635	20,029,444	1.5%
	Other Securities		42,425,472	3.2%
	TOTAL CONSUMER STAPLES		101,843,975	7.6%

	ENERGY — (3.7%)
#*	Capricorn Energy PLC	4,040,365	10,740,824	0.8%
	Other Securities		38,571,105	2.9%
	TOTAL ENERGY		49,311,929	3.7%

	FINANCIALS — (18.1%)
	Beazley PLC	3,368,938	20,541,918	1.5%
	Brewin Dolphin Holdings PLC	1,616,616	10,084,489	0.7%
	Close Brothers Group PLC	900,632	11,321,424	0.8%
	Hiscox Ltd.	1,605,203	18,486,771	1.4%
	IG Group Holdings PLC	1,288,499	10,875,001	0.8%
	Man Group PLC	8,516,552	25,998,753	1.9%
	OSB Group PLC	1,899,227	11,161,746	0.8%
	Paragon Banking Group PLC	1,934,045	11,542,001	0.9%
	Plus500 Ltd.	512,707	10,448,830	0.8%
Ω	Quilter PLC	8,103,569	10,156,594	0.8%
	Virgin Money UK PLC	6,071,531	9,728,551	0.7%
	Other Securities		93,183,610	7.1%
	TOTAL FINANCIALS		243,529,688	18.2%

	HEALTH CARE — (4.3%)
*	Indivior PLC	3,807,064	14,352,292	1.1%
*	Mediclinic International PLC	2,400,508	13,433,751	1.0%
	Other Securities		30,303,520	2.2%
	TOTAL HEALTH CARE		58,089,563	4.3%

7

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value»	of Net Assets‡
	INDUSTRIALS — (24.8%)
*	Babcock International Group PLC	2,841,630	$10,727,289	0.8%
	Balfour Beatty PLC	3,597,022	11,181,016	0.8%
	Diploma PLC	557,307	15,178,018	1.1%
	Grafton Group PLC	1,508,314	14,327,936	1.1%
	Hays PLC	9,144,979	12,506,498	0.9%
*	Meggitt PLC	2,411,365	23,178,108	1.7%
	Pagegroup PLC	1,975,881	9,677,889	0.7%
	QinetiQ Group PLC	3,269,929	14,624,698	1.1%
	Rotork PLC	4,874,552	14,319,508	1.1%
	Travis Perkins PLC	1,187,192	14,072,014	1.1%
	Ultra Electronics Holdings PLC	566,936	23,893,995	1.8%
	Other Securities		169,313,158	12.6%
	TOTAL INDUSTRIALS		333,000,127	24.8%

	INFORMATION TECHNOLOGY — (7.7%)
	Computacenter PLC	502,122	14,379,340	1.1%
	Softcat PLC	647,137	10,417,066	0.8%
	Spectris PLC	432,384	14,324,701	1.1%
	Spirent Communications PLC	4,065,908	12,214,611	0.9%
	Other Securities		52,488,909	3.8%
	TOTAL INFORMATION TECHNOLOGY		103,824,627	7.7%

	MATERIALS — (5.6%)
	Victrex PLC	546,789	11,923,292	0.9%
	Other Securities		63,035,941	4.7%
	TOTAL MATERIALS		74,959,233	5.6%

	REAL ESTATE — (3.6%)
	Grainger PLC	4,204,662	14,407,640	1.1%
	Savills PLC	968,045	11,936,167	0.9%
	Other Securities		22,206,671	1.6%
	TOTAL REAL ESTATE		48,550,478	3.6%

	UTILITIES — (4.5%)
*	Centrica PLC	19,338,945	18,885,210	1.4%
	Drax Group PLC	2,508,511	19,690,558	1.5%
	Pennon Group PLC	964,237	11,220,000	0.8%
	Telecom Plus PLC	427,882	10,205,898	0.8%
	Other Security		573,432	0.0%
	TOTAL UTILITIES		60,575,098	4.5%

	TOTAL COMMON STOCKS
	(Cost $1,415,556,216)		1,332,807,978	99.4%

			Value†
	SECURITIES LENDING COLLATERAL — (0.8%)
@ §	The DFA Short Term Investment Fund	884,157	10,227,045	0.8%
	TOTAL INVESTMENTS—(100.0%)
	(Cost $1,425,783,516)		$1,343,035,023	100.2%

8

The United Kingdom Small Company Series
continued

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series' investments as of June 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$25,224	$42,237,512	—		$42,262,736
Consumer Discretionary	—	216,628,839	$231,685		216,860,524
Consumer Staples	—	101,843,975	—		101,843,975
Energy	—	49,311,929	—		49,311,929
Financials	—	243,529,688	—		243,529,688
Health Care	—	58,089,563	—		58,089,563
Industrials	189,768	332,810,359	—		333,000,127
Information Technology	—	103,824,627	—		103,824,627
Materials	—	74,959,233	—		74,959,233
Real Estate	—	48,550,478	—		48,550,478
Utilities	—	60,575,098	—		60,575,098
Securities Lending Collateral	—	10,227,045	—		10,227,045
TOTAL	$214,992	$1,342,588,346	$231,685	^	$1,343,035,023

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.
9

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2022
(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (91.6%)
AUSTRIA — (3.0%)
ANDRITZ AG	447,133	$18,049,105	0.4%
Other Securities		136,158,639	2.8%
TOTAL AUSTRIA		154,207,744	3.2%

BELGIUM — (4.4%)
Ackermans & van Haaren NV	173,765	25,996,417	0.6%
D'ieteren Group	169,120	24,851,458	0.5%
# Elia Group SA	140,558	19,962,113	0.4%
Other Securities		156,103,649	3.3%
TOTAL BELGIUM		226,913,637	4.8%

BERMUDA — (0.0%)
Other Security		29,950	0.0%

CANADA — (0.1%)
Other Security		3,705,276	0.1%

CYPRUS — (0.0%)
Other Security		51,724	0.0%

DENMARK — (5.7%)
* Jyske Bank AS	453,818	22,368,530	0.5%
Ringkjoebing Landbobank AS	198,893	21,763,074	0.5%
Royal Unibrew AS	314,940	28,028,971	0.6%
# SimCorp AS	259,788	18,991,190	0.4%
Topdanmark AS	428,065	22,288,884	0.5%
Other Securities		180,259,107	3.7%
TOTAL DENMARK		293,699,756	6.2%

FINLAND — (5.2%)
# Huhtamaki Oyj	643,085	25,582,756	0.5%
Orion Oyj, Class B	818,138	36,615,430	0.8%
Valmet Oyj	1,121,391	27,634,799	0.6%
Other Securities		177,904,004	3.7%
TOTAL FINLAND		267,736,989	5.6%

FRANCE — (10.0%)
# Gaztransport Et Technigaz SA	161,171	20,243,797	0.4%
# Rexel SA	1,898,141	29,330,058	0.6%
* SOITEC	135,169	19,415,588	0.4%
Sopra Steria Group SACA	121,046	18,203,479	0.4%
SPIE SA	893,962	19,509,245	0.4%
Other Securities		406,755,903	8.6%
TOTAL FRANCE		513,458,070	10.8%

GERMANY — (14.0%)
* Aareal Bank AG	523,741	17,453,569	0.4%
Aurubis AG	293,633	20,036,199	0.4%
Freenet AG	1,060,798	26,454,423	0.6%
GEA Group AG	626,939	21,734,711	0.5%
Hugo Boss AG	437,223	23,152,469	0.5%
K+S AG	1,430,163	34,807,098	0.7%

10

The Continental Small Company Series
continued

				Percentage
		Shares	Value»	of Net Assets‡
	GERMANY — (Continued)
	Lanxess AG	588,462	$21,239,769	0.5%
	Rheinmetall AG	242,260	55,905,082	1.2%
	Other Securities		494,303,136	10.2%
	TOTAL GERMANY		715,086,456	15.0%

	IRELAND — (1.2%)
	Bank of Ireland Group PLC	6,339,548	40,069,636	0.8%
	Other Securities		23,801,706	0.5%
	TOTAL IRELAND		63,871,342	1.3%

	ISRAEL — (3.7%)
	Other Securities		189,450,329	4.0%

	ITALY — (8.0%)
#	Banco BPM SpA	10,716,768	30,592,963	0.6%
	Italgas SpA	3,601,793	21,017,705	0.4%
	Leonardo SpA	2,965,480	30,087,174	0.6%
	Reply SpA	149,207	18,151,193	0.4%
	Other Securities		310,533,375	6.6%
	TOTAL ITALY		410,382,410	8.6%

	NETHERLANDS — (5.7%)
	Aalberts NV	694,377	26,964,657	0.6%
	Arcadis NV	537,224	17,992,990	0.4%
	ASR Nederland NV	898,464	36,223,345	0.8%
	BE Semiconductor Industries NV	405,420	19,372,660	0.4%
	OCI NV	554,235	18,231,935	0.4%
Ω	Signify NV	711,679	23,478,484	0.5%
	Other Securities		149,489,135	3.0%
	TOTAL NETHERLANDS		291,753,206	6.1%

	NORWAY — (2.3%)
	Other Securities		117,163,528	2.5%

	PORTUGAL — (1.0%)
	Other Securities		49,038,350	1.0%

	SPAIN — (5.9%)
	Banco de Sabadell SA	37,317,194	29,921,597	0.6%
#	Bankinter SA	4,387,320	27,442,056	0.6%
#	Enagas SA	1,545,449	34,179,984	0.7%
	Other Securities		211,592,541	4.4%
	TOTAL SPAIN		303,136,178	6.3%

	SWEDEN — (6.2%)
	Other Securities		319,164,661	6.7%

	SWITZERLAND — (15.1%)
	Allreal Holding AG	125,484	20,763,681	0.4%
	Belimo Holding AG	65,844	23,182,290	0.5%
	Bucher Industries AG	54,706	19,094,968	0.4%
	Clariant AG	904,610	17,249,348	0.4%
	DKSH Holding AG	235,948	19,523,185	0.4%
*	Flughafen Zurich AG	147,702	22,380,486	0.5%
	Georg Fischer AG	635,020	31,362,811	0.7%
	Helvetia Holding AG	269,382	31,637,066	0.7%

11

The Continental Small Company Series
continued

				Percentage
		Shares	Value»	of Net Assets‡
	SWITZERLAND — (Continued)
	PSP Swiss Property AG	341,777	$38,051,385	0.8%
	Siegfried Holding AG	33,011	21,141,004	0.4%
Ω	VAT Group AG	114,109	27,289,887	0.6%
	Other Securities		503,660,505	10.4%
	TOTAL SWITZERLAND		775,336,616	16.2%

	UNITED ARAB EMIRATES — (0.0%)
	Other Security		372,421	0.0%

	UNITED KINGDOM — (0.1%)
	Other Security		2,640,098	0.1%

	UNITED STATES — (0.0%)
	Other Security		993,275	0.0%

	TOTAL COMMON STOCKS		4,698,192,016	98.5%

	PREFERRED STOCKS — (0.7%)

	GERMANY — (0.7%)
	Other Securities		33,498,544	0.7%

	RIGHTS/WARRANTS — (0.0%)

	ITALY — (0.0%)
	Other Securities		96,961	0.0%

	PORTUGAL — (0.0%)
	Other Security		29,163	0.0%

	SPAIN — (0.0%)
	Other Securities		133,109	0.0%

	TOTAL RIGHTS/WARRANTS		259,233	0.0%
	TOTAL INVESTMENT SECURITIES
	(Cost $4,525,271,961)		4,731,949,793
	SECURITIES LENDING COLLATERAL — (7.7%)
@ §	The DFA Short Term Investment Fund	34,130,267	394,784,793	8.3%
	TOTAL INVESTMENTS—(100.0%)
	(Cost $4,920,062,887)		$5,126,734,586	107.5%

SA	Special Assessment
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.

12

The Continental Small Company Series
continued

*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series' investments as of June 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$154,207,744	—	$154,207,744
Belgium	$6,020,540	220,893,097	—	226,913,637
Bermuda	—	29,950	—	29,950
Canada	—	3,705,276	—	3,705,276
Cyprus	—	51,724	—	51,724
Denmark	6,689,344	287,010,412	—	293,699,756
Finland	—	267,736,989	—	267,736,989
France	—	513,421,029	$37,041	513,458,070
Germany	17,453,569	697,632,887	—	715,086,456
Ireland	—	63,871,342	—	63,871,342
Israel	803,103	188,647,226	—	189,450,329
Italy	22,945	410,359,465	—	410,382,410
Netherlands	—	291,753,206	—	291,753,206
Norway	202,487	116,961,041	—	117,163,528
Portugal	—	49,038,350	—	49,038,350
Spain	—	303,136,178	—	303,136,178
Sweden	805,973	318,358,688	—	319,164,661
Switzerland	—	775,336,616	—	775,336,616
United Arab Emirates	—	372,421	—	372,421
United Kingdom	—	2,640,098	—	2,640,098
United States	993,275	—	—	993,275
Preferred Stocks
Germany	—	33,498,544	—	33,498,544
Rights/Warrants
Italy	—	96,961	—	96,961
Portugal	—	29,163	—	29,163
Spain	—	133,109	—	133,109
Securities Lending Collateral	—	394,784,793	—	394,784,793
TOTAL	$32,991,236	$5,093,706,309	$37,041^	$5,126,734,586

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.
13

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2022
(Unaudited)

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (85.6%)
COMMUNICATION SERVICES — (1.1%)
	Other Securities		$15,412,552	1.3%

CONSUMER DISCRETIONARY — (4.8%)
*	Aritzia, Inc.	461,040	12,482,321	1.0%
#	Linamar Corp.	255,634	10,831,478	0.9%
	Other Securities		42,545,068	3.6%
TOTAL CONSUMER DISCRETIONARY			65,858,867	5.5%

CONSUMER STAPLES — (4.4%)
#	Maple Leaf Foods, Inc.	439,146	8,634,855	0.7%
#	North West Co., Inc.	291,156	7,529,975	0.6%
#	Premium Brands Holdings Corp.	206,019	14,931,256	1.3%
	Primo Water Corp.	84,925	1,136,296	0.1%
	Primo Water Corp.	799,922	10,682,613	0.9%
	Other Securities		17,995,853	1.5%
TOTAL CONSUMER STAPLES			60,910,848	5.1%

ENERGY — (22.7%)
#	Birchcliff Energy Ltd.	1,610,417	10,947,132	0.9%
#	Crescent Point Energy Corp.	2,943,000	20,920,176	1.8%
	Crescent Point Energy Corp.	346,792	2,469,159	0.2%
#	Enerplus Corp.	1,294,755	17,109,837	1.4%
#	Enerplus Corp.	28,353	375,110	0.0%
#	Gibson Energy, Inc.	899,205	16,654,014	1.4%
#*	MEG Energy Corp.	2,167,763	30,010,516	2.5%
*	NuVista Energy Ltd.	1,111,528	8,911,567	0.7%
	Paramount Resources Ltd., Class A	402,921	9,622,279	0.8%
#	Parex Resources, Inc.	774,607	13,118,733	1.1%
#	Parkland Corp.	778,764	21,151,017	1.8%
#	Peyto Exploration & Development Corp.	965,837	9,034,088	0.8%
#	PrairieSky Royalty Ltd.	1,124,067	14,155,629	1.2%
	Secure Energy Services, Inc.	1,714,057	7,989,699	0.7%
#	Vermilion Energy, Inc.	716,524	13,638,003	1.1%
	Vermilion Energy, Inc.	233,451	4,449,576	0.4%
#	Whitecap Resources, Inc.	3,102,755	21,549,590	1.8%
	Other Securities		91,707,625	7.6%
TOTAL ENERGY			313,813,750	26.2%

FINANCIALS — (8.3%)
#	Canadian Western Bank	498,863	10,088,101	0.8%
	CI Financial Corp.	1,010,158	10,727,828	0.9%
#	ECN Capital Corp.	2,458,149	10,522,375	0.9%
#	Element Fleet Management Corp.	2,180,348	22,731,720	1.9%
#	Laurentian Bank of Canada	370,975	11,147,695	0.9%
	Other Securities		50,438,394	4.2%
TOTAL FINANCIALS			115,656,113	9.6%

HEALTH CARE — (1.3%)
	Other Securities		17,697,482	1.5%

INDUSTRIALS — (9.6%)
*	ATS Automation Tooling Systems, Inc.	416,536	11,439,207	1.0%

14

The Canadian Small Company Series
continued

				Percentage
		Shares	Value»	of Net Assets‡
INDUSTRIALS — (Continued)
#	Boyd Group Services, Inc.	70,211	$7,563,282	0.6%
	Finning International, Inc.	809,489	17,036,247	1.4%
#	LifeWorks, Inc.	389,068	9,333,763	0.8%
	Richelieu Hardware Ltd.	316,493	8,281,141	0.7%
#	SNC-Lavalin Group, Inc.	824,002	14,172,937	1.2%
	Other Securities		64,772,772	5.3%
TOTAL INDUSTRIALS			132,599,349	11.0%

INFORMATION TECHNOLOGY — (2.3%)
#*	Kinaxis, Inc.	88,481	9,551,989	0.8%
	Other Securities		22,647,127	1.9%
TOTAL INFORMATION TECHNOLOGY			32,199,116	2.7%

MATERIALS — (20.4%)
	Alamos Gold, Inc., Class A	2,183,640	15,318,726	1.3%
	Alamos Gold, Inc., Class A	23,683	166,255	0.0%
	B2Gold Corp.	523,630	1,773,638	0.1%
	B2Gold Corp.	3,133,958	10,624,118	0.9%
	Centerra Gold, Inc.	1,153,585	7,823,803	0.7%
	Methanex Corp.	214,217	8,182,916	0.7%
	Methanex Corp.	126,782	4,846,876	0.4%
#	SSR Mining, Inc.	847,686	14,158,829	1.2%
#	SSR Mining, Inc.	197,205	3,293,323	0.3%
#	Stella-Jones, Inc.	312,231	7,883,396	0.7%
*	Turquoise Hill Resources Ltd.	237,010	6,347,128	0.5%
*	Turquoise Hill Resources Ltd.	302,769	8,110,231	0.7%
#	Yamana Gold, Inc.	3,875,378	18,034,116	1.5%
	Yamana Gold, Inc.	588,814	2,737,985	0.2%
	Other Securities		172,748,349	14.3%
TOTAL MATERIALS			282,049,689	23.5%

REAL ESTATE — (2.5%)
#	Altus Group Ltd.	244,093	8,455,645	0.7%
	Tricon Residential, Inc.	1,203,306	12,199,459	1.0%
	Other Securities		13,828,553	1.2%
TOTAL REAL ESTATE			34,483,657	2.9%

UTILITIES — (8.2%)
	Atco Ltd., Class I	394,442	13,513,745	1.1%
#	Boralex, Inc., Class A	453,304	15,100,742	1.3%
#	Brookfield Infrastructure Corp., Class A	310,942	13,196,697	1.1%
#	Capital Power Corp.	724,520	25,334,560	2.1%
#	Innergex Renewable Energy, Inc.	735,133	9,880,205	0.8%
#	Superior Plus Corp.	870,702	7,684,256	0.7%
#	TransAlta Corp.	1,758,255	20,065,853	1.7%
#	TransAlta Renewables, Inc.	588,980	7,526,974	0.6%
	Other Securities		1,915,425	0.1%
TOTAL UTILITIES			114,218,457	9.5%

TOTAL COMMON STOCKS
(Cost $1,080,763,324)			1,184,899,880	98.8%

15

The Canadian Small Company Series
continued

				Percentage
		Shares	Value†	of Net Assets‡
SECURITIES LENDING COLLATERAL — (14.4%)
@ §	The DFA Short Term Investment Fund	17,222,957	$199,217,946	16.6%
TOTAL INVESTMENTS—(100.0%)
(Cost $1,279,988,256)			$1,384,117,826	115.4%

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series' investments as of June 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$15,412,552	—	—		$15,412,552
Consumer Discretionary	65,858,867	—	—		65,858,867
Consumer Staples	60,910,848	—	—		60,910,848
Energy	313,813,750	—	—		313,813,750
Financials	115,656,113	—	—		115,656,113
Health Care	17,687,431	—	$10,051		17,697,482
Industrials	132,599,349	—	—		132,599,349
Information Technology	32,199,116	—	—		32,199,116
Materials	282,049,689	—	—		282,049,689
Real Estate	34,483,657	—	—		34,483,657
Utilities	114,218,457	—	—		114,218,457
Securities Lending Collateral	—	$199,217,946	—		199,217,946
TOTAL	$1,184,889,829	$199,217,946	$10,051	^	$1,384,117,826

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.
16

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (98.2%)
COMMUNICATION SERVICES — (3.1%)
	Accrete, Inc.	20,600	$335,280
#	Adways, Inc.	94,000	672,542
#	Aeria, Inc.	15,800	60,337
	Akatsuki, Inc.	45,400	1,238,593
*	Allied Architects, Inc.	13,500	82,542
# *	AlphaPolis Co. Ltd.	10,700	291,469
	Amuse, Inc.	30,300	589,624
	ARTERIA Networks Corp.	49,900	704,095
	Asahi Broadcasting Group Holdings Corp.	57,600	363,161
#	Asahi Net, Inc.	109,100	689,317
*	Atrae, Inc.	93,600	1,994,382
	Avex, Inc.	234,900	3,207,280
# *	Bengo4.com, Inc.	44,400	2,670,039
# *	Broadmedia Corp.	5,519	48,988
	Broccoli Co. Ltd.	4,400	50,698
*	CareerIndex, Inc.	6,500	58,543
	Carta Holdings, Inc.	28,300	608,267
#	Ceres, Inc.	50,700	1,275,677
*	COLOPL, Inc.	86,300	623,491
*	COOKPAD, Inc.	183,200	383,065
	Daiichikosho Co. Ltd.	13,100	475,654
	DeNA Co. Ltd.	342,300	6,323,026
	Digital Holdings, Inc.	56,800	871,046
#	Dip Corp.	196,100	7,035,928
# *	Drecom Co. Ltd.	22,600	102,189
*	eBook Initiative Japan Co. Ltd.	21,100	883,793
#	Faith, Inc.	56,010	315,777
	FAN Communications, Inc.	189,000	749,344
	Fibergate, Inc.	19,700	236,864
*	FreakOut Holdings, Inc.	5,800	93,733
	Freebit Co. Ltd.	55,300	643,347
	Fuji Media Holdings, Inc.	116,600	1,208,616
# *	GA Technologies Co. Ltd.	2,400	24,927
	Gakken Holdings Co. Ltd.	132,500	1,297,053
	geechs, Inc.	8,300	106,701
	Gree, Inc.	596,700	5,032,481
#	Gumi, Inc.	182,400	1,458,204
	GungHo Online Entertainment, Inc.	273,700	5,134,850
*	Imagica Group, Inc.	112,500	574,243
	Imagineer Co. Ltd.	1,600	13,754
	Intage Holdings, Inc.	223,800	3,779,214
	Internet Initiative Japan, Inc.	71,200	2,491,166
#	IPS, Inc.	17,200	273,492
	ITmedia, Inc.	53,900	1,110,577
# *	Itokuro, Inc.	46,200	367,146
*	Jimoty, Inc.	1,000	38,296
	J-Stream, Inc.	19,000	167,889
	Kamakura Shinsho Ltd.	25,700	207,645
*	KLab, Inc.	217,400	1,212,177
	Legs Co. Ltd.	20,700	295,994
*	LIFULL Co. Ltd.	444,000	1,393,353
*	Link-U, Inc.	2,500	27,508
# *	Macbee Planet, Inc.	2,400	209,637
	Macromill, Inc.	234,500	1,652,643
	MarkLines Co. Ltd.	72,900	2,064,628

17

The Japanese Small Company Series
Continued

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Marvelous, Inc.	195,700	$1,242,299
#	Members Co. Ltd.	50,400	1,533,008
	Mixi, Inc.	259,600	5,948,555
*	Mobile Factory, Inc.	10,500	100,674
#	MTI Ltd.	133,200	853,143
*	Mynet, Inc.	3,500	20,972
*	NexTone, Inc.	26,300	853,130
	Okinawa Cellular Telephone Co.	82,400	3,712,633
#	Orchestra Holdings, Inc.	3,000	120,249
	Oricon, Inc.	25,600	226,113
# *	PR Times, Inc.	11,900	382,817
	Proto Corp.	160,300	1,979,865
#	Septeni Holdings Co. Ltd.	437,600	1,846,871
# *	Shobunsha Holdings, Inc.	214,700	928,025
	SKY Perfect JSAT Holdings, Inc.	930,500	3,489,628
	SoldOut, Inc.	6,300	84,818
	TBS Holdings, Inc.	26,400	417,583
	Tohokushinsha Film Corp.	94,800	531,638
# *	Tokyu Recreation Co. Ltd.	19,200	831,547
#	Tow Co. Ltd.	259,000	788,978
	Trenders, Inc.	2,800	24,031
	TV Asahi Holdings Corp.	98,500	1,494,751
	Tv Tokyo Holdings Corp.	75,900	1,439,227
	Usen-Next Holdings Co. Ltd.	73,500	2,163,680
	ValueCommerce Co. Ltd.	111,400	4,396,656
#	V-Cube, Inc.	80,700	1,220,304
	Vector, Inc.	207,600	2,355,584
	Wowow, Inc.	37,900	771,728
	Zenrin Co. Ltd.	229,350	2,114,685
TOTAL COMMUNICATION SERVICES			105,693,477

CONSUMER DISCRETIONARY — (14.2%)
	Adastria Co. Ltd.	160,640	2,979,905
#	Adventure, Inc.	8,800	650,726
#	Aeon Fantasy Co. Ltd.	48,932	811,084
#	Ahresty Corp.	152,700	570,473
*	Aigan Co. Ltd.	58,900	109,082
	Ainavo Holdings Co. Ltd.	5,600	48,834
	Aisan Industry Co. Ltd.	213,700	1,574,661
*	Akebono Brake Industry Co. Ltd.	578,900	1,170,146
#	Alleanza Holdings Co. Ltd.	80,800	830,319
	Alpen Co. Ltd.	104,100	2,539,252
	Alpha Corp.	38,400	415,541
	Amiyaki Tei Co. Ltd.	28,200	760,627
#	AOKI Holdings, Inc.	244,500	1,492,783
*	Aoyama Trading Co. Ltd.	249,400	1,714,927
	Arata Corp.	87,800	3,107,985
	Arcland Service Holdings Co. Ltd.	94,800	1,881,541
	Asahi Co. Ltd.	110,100	1,278,710
	Asante, Inc.	43,400	669,559
*	Ashimori Industry Co. Ltd.	29,499	255,312
	ASKUL Corp.	226,900	3,081,922
	Asti Corp.	19,400	308,705
#	Atom Corp.	229,100	1,545,426
*	Atsugi Co. Ltd.	103,500	579,361
	Aucnet, Inc.	61,600	1,275,861
	Autobacs Seven Co. Ltd.	438,800	5,675,199
	Avantia Co. Ltd.	74,800	565,041
	Baroque Japan Ltd.	90,200	685,409

18

The Japanese Small Company Series
Continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Beauty Garage, Inc.	20,100	$699,720
	Beenos, Inc.	12,600	366,437
#	Belluna Co. Ltd.	335,500	2,355,933
	Benesse Holdings, Inc.	257,900	5,900,281
#	Bic Camera, Inc.	414,800	3,577,458
#	Bike O & Co. Ltd.	33,600	346,640
#	Bookoff Group Holdings Ltd.	66,600	575,429
#	Can Do Co. Ltd.	65,100	1,459,764
	Central Automotive Products Ltd.	81,500	2,124,248
	Central Sports Co. Ltd.	45,800	975,440
#	Chieru Co. Ltd.	1,900	21,060
#	Chiyoda Co. Ltd.	110,800	743,361
	Chofu Seisakusho Co. Ltd.	128,100	2,314,599
	Chuo Spring Co. Ltd.	81,700	708,455
	Cleanup Corp.	139,400	680,088
	Colowide Co. Ltd.	8,100	117,097
#	Corona Corp., Class A	97,200	780,953
#	Create Restaurants Holdings, Inc.	558,900	3,842,505
*	CROOZ, Inc.	19,600	210,219
	Curves Holdings Co. Ltd.	157,000	1,223,198
	Daido Metal Co. Ltd.	256,600	1,376,995
*	Daidoh Ltd.	97,800	146,700
	Daikoku Denki Co. Ltd.	56,400	599,912
	Daikyonishikawa Corp.	255,500	1,535,383
#	Daimaruenawin Co. Ltd.	3,400	38,099
	Dainichi Co. Ltd.	67,100	464,324
	DCM Holdings Co. Ltd.	735,000	7,166,332
#	Diamond Electric Holdings Co. Ltd.	5,100	95,008
	Doshisha Co. Ltd.	156,400	2,450,565
	Doutor Nichires Holdings Co. Ltd.	186,086	2,669,276
	Dynic Corp.	36,400	242,386
	Eagle Industry Co. Ltd.	168,200	1,796,651
	EAT & Holdings Co. Ltd.	33,000	624,373
#	EDION Corp.	546,800	5,189,502
	Enigmo, Inc.	157,600	1,496,769
	ES-Con Japan Ltd.	11,800	84,787
	Eslead Corp.	47,700	706,262
	ESTELLE Holdings Co. Ltd.	12,600	71,369
#	Exedy Corp.	191,400	2,851,051
	FCC Co. Ltd.	231,100	3,199,533
	Felissimo Corp.	20,600	246,988
	Fields Corp.	23,100	105,393
	Fine Sinter Co. Ltd.	10,300	142,936
#	First Juken Co. Ltd.	46,400	497,700
	First-corp, Inc.	45,300	316,584
#	FJ Next Co. Ltd.	106,600	948,098
	Foster Electric Co. Ltd.	134,000	955,247
	F-Tech, Inc.	88,600	495,774
#	Fuji Corp.	72,800	766,529
	Fuji Corp. Ltd.	175,400	1,061,245
	Fuji Kyuko Co. Ltd.	14,900	600,275
	Fujibo Holdings, Inc.	66,200	2,401,013
	Fujikura Composites, Inc.	127,100	889,534
	Fujishoji Co. Ltd.	52,700	425,562
*	Fujita Kanko, Inc.	8,800	186,333
#	FuKoKu Co. Ltd.	66,400	577,197
#	Furukawa Battery Co. Ltd.	88,000	1,228,545
	Furyu Corp.	113,200	1,641,842
	Futaba Industrial Co. Ltd.	346,800	1,357,721

19

The Japanese Small Company Series
Continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Gakkyusha Co. Ltd.	49,300	$605,907
	Genki Sushi Co. Ltd.	29,900	707,813
	Geo Holdings Corp.	213,100	2,263,970
*	Gfoot Co. Ltd.	7,000	24,439
#	Gift, Inc.	20,300	502,688
#	GLOBERIDE, Inc.	106,198	3,842,820
# *	Gokurakuyu Holdings Co. Ltd.	24,900	65,075
	Golf Digest Online, Inc.	64,100	734,206
#	GSI Creos Corp.	63,184	548,786
	G-Tekt Corp.	145,100	1,808,956
	Gunze Ltd.	102,300	3,942,865
	H2O Retailing Corp.	542,045	4,328,867
#	Hagihara Industries, Inc.	79,000	1,041,201
*	Hakuyosha Co. Ltd.	12,400	215,076
#	Hamee Corp.	36,100	392,085
	Handsman Co. Ltd.	43,500	668,986
	Happinet Corp.	99,600	1,311,458
	Harada Industry Co. Ltd.	23,300	206,571
	Hard Off Corp. Co. Ltd.	58,800	399,014
	Haruyama Holdings, Inc.	54,800	277,615
	Heian Ceremony Service Co. Ltd.	8,300	65,246
	Heiwa Corp.	158,800	2,831,570
#	HI-LEX Corp.	119,400	1,909,327
	Himaraya Co. Ltd.	32,100	297,748
	Hinokiya Group Co. Ltd.	8,900	179,520
	H-One Co. Ltd.	136,000	899,073
	Honeys Holdings Co. Ltd.	118,640	1,095,641
	Hoosiers Holdings	227,700	1,404,682
*	Hotland Co. Ltd.	41,100	491,968
	House Do Co. Ltd.	57,400	476,913
	IBJ, Inc.	125,900	1,207,822
#	Ichibanya Co. Ltd.	95,758	3,871,397
	Ichikoh Industries Ltd.	186,900	927,210
	IDOM, Inc.	380,600	2,606,805
	IJTT Co. Ltd.	143,880	745,969
#	Imasen Electric Industrial	50,200	312,636
	Isetan Mitsukoshi Holdings Ltd.	88,800	649,212
* ††	Izuhakone Railway Co. Ltd.	300	0
#	Izumi Co. Ltd.	57,600	1,746,358
	J Front Retailing Co. Ltd.	651,400	6,037,769
#	Janome Sewing Machine Co. Ltd.	109,400	710,013
#	Japan Best Rescue System Co. Ltd.	114,400	1,154,288
	Japan Wool Textile Co. Ltd.	347,600	2,776,059
#	JFLA Holdings, Inc.	106,300	354,500
#	JINS Holdings, Inc.	82,900	5,241,457
# *	Joban Kosan Co. Ltd.	42,799	544,204
	Joshin Denki Co. Ltd.	109,800	2,285,422
	Joyful Honda Co. Ltd.	84,500	1,162,140
	JP-Holdings, Inc.	360,900	803,807
	JVCKenwood Corp.	1,051,800	1,814,586
# *	Kasai Kogyo Co. Ltd.	167,200	494,753
	Kawai Musical Instruments Manufacturing Co. Ltd.	36,600	1,128,342
	Keiyo Co. Ltd.	245,000	1,784,309
	KeyHolder, Inc.	2,100	13,954
	KFC Holdings Japan Ltd.	84,900	2,152,819
#	King Co. Ltd.	54,100	256,446
# *	Kintetsu Department Store Co. Ltd.	53,900	1,205,753
	Ki-Star Real Estate Co. Ltd.	48,700	2,721,240
	Kohnan Shoji Co. Ltd.	152,700	4,775,438

20

The Japanese Small Company Series
Continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Kojima Co. Ltd.	197,700	$1,018,083
	Komatsu Matere Co. Ltd.	212,600	1,701,201
	KOMEDA Holdings Co. Ltd.	304,100	5,515,557
	Komehyo Holdings Co. Ltd.	42,400	694,341
	Komeri Co. Ltd.	206,400	4,766,453
#	Konaka Co. Ltd.	163,506	476,674
	K’s Holdings Corp.	523,200	5,400,843
#	KU Holdings Co. Ltd.	115,500	1,083,156
#	Kura Sushi, Inc.	38,600	1,248,930
	Kurabo Industries Ltd.	119,500	1,990,988
	KYB Corp.	131,300	3,513,697
	LEC, Inc.	156,800	1,433,727
	LITALICO, Inc.	101,600	3,067,775
#	Locondo, Inc.	20,800	241,846
	Look Holdings, Inc.	35,900	436,073
	Mamiya-Op Co. Ltd.	16,600	94,782
	Mars Group Holdings Corp.	83,200	1,209,514
	Maruzen CHI Holdings Co. Ltd.	106,300	349,224
	Matsuoka Corp.	10,200	122,487
	Matsuyafoods Holdings Co. Ltd.	56,700	1,813,417
	Media Do Co. Ltd.	54,200	2,036,537
	Meiko Network Japan Co. Ltd.	116,000	579,442
	Meiwa Estate Co. Ltd.	78,000	421,457
	Mikuni Corp.	154,900	428,233
*	Mitsuba Corp.	209,590	1,171,918
	Mizuno Corp.	118,000	2,746,240
	Monogatari Corp.	70,400	4,385,499
	Morito Co. Ltd.	107,800	645,740
	MrMax Holdings Ltd.	161,600	843,864
	Murakami Corp.	31,800	724,735
	Musashi Seimitsu Industry Co. Ltd.	302,800	5,699,030
#	Nafco Co. Ltd.	53,200	804,727
	Nagase Brothers, Inc.	200	9,595
	Nagawa Co. Ltd.	48,800	4,617,700
	Nakayamafuku Co. Ltd.	74,400	264,683
	New Art Holdings Co. Ltd.	28,734	313,393
	Nextage Co. Ltd.	292,600	5,362,409
	NHK Spring Co. Ltd.	790,956	5,966,798
	Nichirin Co. Ltd.	61,160	979,572
#	Nihon House Holdings Co. Ltd.	283,600	952,603
	Nihon Plast Co. Ltd.	107,800	594,655
	Nihon Tokushu Toryo Co. Ltd.	81,900	719,294
	Nikki Co. Ltd.	2,100	33,739
	Nippon Felt Co. Ltd.	84,000	327,711
	Nippon Piston Ring Co. Ltd.	49,800	581,598
	Nippon Seiki Co. Ltd.	303,200	3,050,380
	Nishikawa Rubber Co. Ltd.	36,700	558,387
#	Nishimatsuya Chain Co. Ltd.	267,200	3,409,285
	Nissan Shatai Co. Ltd.	495,000	3,510,844
	Nissan Tokyo Sales Holdings Co. Ltd.	166,400	364,069
	Nittan Valve Co. Ltd.	93,500	298,002
	Nojima Corp.	201,000	4,408,137
	NOK Corp.	235,800	2,737,110
	Ohashi Technica, Inc.	68,600	879,546
	Ohsho Food Service Corp.	86,600	4,547,585
*	Oisix ra daichi, Inc.	130,200	5,453,252
	Onward Holdings Co. Ltd.	688,200	2,035,407
	Ozu Corp.	22,200	374,500
	Pacific Industrial Co. Ltd.	283,500	2,887,597

21

The Japanese Small Company Series
Continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	PAL GROUP Holdings Co. Ltd.	139,800	$2,021,981
	PAPYLESS Co. Ltd.	33,900	410,316
	Paris Miki Holdings, Inc.	131,400	300,235
	PC Depot Corp.	183,381	738,626
	People Co. Ltd.	14,600	130,780
	Piolax, Inc.	196,900	2,832,486
	Plenus Co. Ltd.	65,300	1,111,644
*	Premium Water Holdings, Inc.	8,100	224,303
	Press Kogyo Co. Ltd.	629,500	1,834,205
#	Pressance Corp.	109,900	1,821,481
*	QB Net Holdings Co. Ltd.	41,800	702,672
#	Raccoon Holdings, Inc.	111,700	1,563,224
*	Regal Corp.	1,500	25,230
#	Renaissance, Inc.	36,200	388,057
	Resorttrust, Inc.	523,464	9,276,381
	Rhythm Co. Ltd.	43,600	535,213
	Riberesute Corp.	46,100	337,211
	Ride On Express Holdings Co. Ltd.	46,900	585,969
*	Right On Co. Ltd.	100,725	633,249
	Riken Corp.	59,500	1,403,707
	Riso Kyoiku Co. Ltd.	671,200	2,803,909
#	Rock Field Co. Ltd.	94,800	1,399,445
	Roland Corp.	37,100	1,525,391
	Sac’s Bar Holdings, Inc.	130,950	633,653
	Saizeriya Co. Ltd.	171,700	4,634,799
	San Holdings, Inc.	59,900	785,227
	Sanei Architecture Planning Co. Ltd.	55,200	862,599
	Sangetsu Corp.	291,250	4,007,740
	Sankyo Co. Ltd.	233,600	5,669,919
	Sankyo Seiko Co. Ltd.	248,900	1,265,323
#	Sanoh Industrial Co. Ltd.	174,600	1,546,583
	Sanyei Corp.	4,300	76,102
	Sanyo Electric Railway Co. Ltd.	112,598	1,981,377
*	Sanyo Shokai Ltd.	64,699	513,586
#	Scroll Corp.	189,200	1,435,985
	Seiko Holdings Corp.	165,881	3,498,302
	Seiren Co. Ltd.	304,000	6,135,416
	Senshukai Co. Ltd.	174,600	604,410
	Seria Co. Ltd.	4,900	161,767
*	Shidax Corp.	149,800	578,059
	Shikibo Ltd.	68,600	558,770
#	Shimojima Co. Ltd.	48,800	484,057
	Shin-Nihon Tatemono Co. Ltd.	26,200	95,999
	Shoei Co. Ltd.	152,600	6,790,138
# *	Silver Life Co. Ltd.	15,300	194,177
	Snow Peak, Inc.	97,400	5,140,284
	SNT Corp.	197,100	402,512
	Soft99 Corp.	84,400	952,682
	Sotoh Co. Ltd.	49,100	354,767
	Space Value Holdings Co. Ltd.	199,500	1,417,406
	SPK Corp.	48,600	601,858
	Sprix Ltd.	31,300	322,108
	St. Marc Holdings Co. Ltd.	111,200	1,495,089
#	Step Co. Ltd.	61,500	958,456
	Suminoe Textile Co. Ltd.	32,800	510,815
	Sumitomo Riko Co. Ltd.	252,100	1,642,289
	Suncall Corp.	129,600	528,764
*	SuRaLa Net Co. Ltd.	2,700	49,553
	Syuppin Co. Ltd.	134,200	1,487,721

22

The Japanese Small Company Series
Continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	T RAD Co. Ltd.	43,500	$1,221,092
	Tachikawa Corp.	71,600	786,624
	Tachi-S Co. Ltd.	203,740	2,467,602
#	Taiho Kogyo Co. Ltd.	113,300	797,405
	Takashimaya Co. Ltd.	914,300	8,465,774
	Takasho Co. Ltd.	15,400	111,978
*	Take & Give Needs Co. Ltd.	7,410	81,145
	Takihyo Co. Ltd.	30,600	478,911
#	Tama Home Co. Ltd.	107,600	2,217,624
	Tamron Co. Ltd.	105,800	2,487,067
#	Tbk Co. Ltd.	155,300	557,092
#	Tear Corp.	60,900	260,861
	Temairazu, Inc.	14,900	723,535
	T-Gaia Corp.	138,100	2,460,683
	Tigers Polymer Corp.	79,800	295,740
	Toa Corp.	161,700	1,157,852
	Toabo Corp.	45,799	174,697
	Tokai Rika Co. Ltd.	326,000	4,563,243
	Token Corp.	47,250	3,852,792
*	Tokyo Base Co. Ltd.	130,100	807,225
	Tokyo Individualized Educational Institute, Inc.	103,700	655,232
	Tokyo Radiator Manufacturing Co. Ltd.	24,300	129,082
	Tokyotokeiba Co. Ltd.	99,900	3,958,190
	Tomy Co. Ltd.	582,293	5,526,680
	Topre Corp.	224,500	2,596,799
	Toridoll Holdings Corp.	316,400	7,617,212
	Tosho Co. Ltd.	4,000	68,570
	TPR Co. Ltd.	159,300	2,029,906
	Treasure Factory Co. Ltd.	10,300	83,067
	TS Tech Co. Ltd.	410,086	5,486,965
*	TSI Holdings Co. Ltd.	310,995	943,151
*	Tsukada Global Holdings, Inc.	86,100	257,099
#	Tsukamoto Corp. Co. Ltd.	18,100	218,354
	Tsutsumi Jewelry Co. Ltd.	41,500	773,537
#	Twinbird Corp.	9,200	68,801
	Unipres Corp.	241,100	1,967,062
*	Unitika Ltd.	373,200	1,192,142
	Univance Corp.	10,000	43,699
*	Universal Entertainment Corp.	88,100	2,092,813
#	Valuence Holdings, Inc.	1,600	43,492
*	Village Vanguard Co. Ltd.	36,600	346,682
	VT Holdings Co. Ltd.	526,200	2,354,470
	Wacoal Holdings Corp.	269,100	5,389,068
	Waseda Academy Co. Ltd.	43,600	390,251
	Watts Co. Ltd.	52,100	344,619
	Weds Co. Ltd.	14,500	65,966
*	World Co. Ltd.	87,900	1,078,875
	Xebio Holdings Co. Ltd.	165,200	1,535,252
	Yachiyo Industry Co. Ltd.	43,500	340,414
	Yagi & Co. Ltd.	18,600	231,921
	Yamae Group Holdings Co. Ltd.	9,400	94,342
	Yamato International, Inc.	100,500	278,762
	Yasunaga Corp.	53,200	550,659
	Yellow Hat Ltd.	222,800	3,630,043
	Yondoshi Holdings, Inc.	97,520	1,479,348
	Yorozu Corp.	134,600	1,405,848
	Yutaka Giken Co. Ltd.	8,700	146,391
#	Zojirushi Corp.	14,700	203,891
TOTAL CONSUMER DISCRETIONARY			488,751,508

23

The Japanese Small Company Series
Continued

		Shares	Value»
CONSUMER STAPLES — (7.2%)
#	Aeon Hokkaido Corp.	192,500	$2,223,155
#	AFC-HD AMS Life Science Co. Ltd.	53,800	479,504
	Ain Holdings, Inc.	91,100	5,377,128
	Albis Co. Ltd.	38,700	801,541
	Arcs Co. Ltd.	274,400	5,273,221
	Artnature, Inc.	116,400	756,064
#	Axial Retailing, Inc.	108,000	3,435,025
	Belc Co. Ltd.	67,800	3,347,049
	Bourbon Corp.	54,800	1,118,984
	Bull-Dog Sauce Co. Ltd.	3,000	58,596
	Cawachi Ltd.	77,000	1,501,932
# *	C’BON COSMETICS Co. Ltd.	10,800	171,946
	Chubu Shiryo Co. Ltd.	152,100	1,453,673
	Chuo Gyorui Co. Ltd.	9,800	250,009
	Como Co. Ltd.	2,600	60,152
#	Cota Co. Ltd.	103,265	1,432,843
	Create SD Holdings Co. Ltd.	116,300	3,575,304
	Daikokutenbussan Co. Ltd.	36,700	2,090,659
	Delica Foods Holdings Co. Ltd.	66,400	364,662
#	DyDo Group Holdings, Inc.	59,300	2,825,437
	Earth Corp.	71,000	4,356,947
	Ebara Foods Industry, Inc.	30,900	687,059
	Eco’s Co. Ltd.	46,600	771,064
	Ensuiko Sugar Refining Co. Ltd.	86,200	167,246
	Ezaki Glico Co. Ltd.	81,000	2,939,770
	Feed One Co. Ltd.	155,448	1,023,403
*	First Baking Co. Ltd.	5,100	30,477
	Fuji Co. Ltd.	118,700	2,091,854
	Fuji Oil Holdings, Inc.	116,700	2,738,709
	Fujicco Co. Ltd.	129,700	2,177,436
	Fujiya Co. Ltd.	70,000	1,448,782
#	G-7 Holdings, Inc.	142,800	2,612,725
	Genky DrugStores Co. Ltd.	51,000	2,459,559
#	HABA Laboratories, Inc.	15,000	402,487
	Hagoromo Foods Corp.	17,900	497,157
	Halows Co. Ltd.	54,500	1,338,872
#	Hayashikane Sangyo Co. Ltd.	29,400	150,142
	Heiwado Co. Ltd.	194,900	3,373,752
	Hokkaido Coca-Cola Bottling Co. Ltd.	18,699	680,823
	Hokuto Corp.	141,500	2,443,584
#	Ichimasa Kamaboko Co. Ltd.	43,100	345,676
	Imuraya Group Co. Ltd.	61,500	1,269,243
	Inageya Co. Ltd.	33,600	406,102
	Itochu-Shokuhin Co. Ltd.	35,100	1,622,104
	Itoham Yonekyu Holdings, Inc.	689,700	4,205,492
	Iwatsuka Confectionery Co. Ltd.	8,700	292,293
	JM Holdings Co. Ltd.	77,000	1,263,914
	J-Oil Mills, Inc.	131,200	2,114,697
	Kadoya Sesame Mills, Inc.	15,600	551,880
	Kagome Co. Ltd.	119,500	3,032,406
	Kakiyasu Honten Co. Ltd.	53,400	1,253,317
	Kameda Seika Co. Ltd.	86,000	3,363,513
#	Kaneko Seeds Co. Ltd.	44,700	589,917
	Kanemi Co. Ltd.	1,200	29,796
#	Kansai Super Market Ltd.	93,000	1,511,752
	Kato Sangyo Co. Ltd.	152,100	4,288,404
	Kenko Mayonnaise Co. Ltd.	79,700	1,069,344
#	Key Coffee, Inc.	4,900	95,868
	Kitanotatsujin Corp.	293,000	1,067,417

24

The Japanese Small Company Series
Continued

		Shares	Value»
CONSUMER STAPLES — (Continued)
	KOIKE YA, Inc.	300	$13,613
#	Kusuri no Aoki Holdings Co. Ltd.	52,400	3,488,030
	Kyokuyo Co. Ltd.	63,799	1,710,161
	Lacto Japan Co. Ltd.	44,200	1,040,753
	Life Corp.	68,000	2,232,056
	Mandom Corp.	83,700	1,216,731
	Marudai Food Co. Ltd.	136,300	2,027,558
	Maruha Nichiro Corp.	213,807	4,823,644
	Matsumotokiyoshi Holdings Co. Ltd.	38,902	1,724,896
	Maxvalu Tokai Co. Ltd.	45,800	1,049,315
	Medical System Network Co. Ltd.	161,200	1,045,362
	Megmilk Snow Brand Co. Ltd.	277,400	5,367,659
	Meito Sangyo Co. Ltd.	57,500	879,133
	Milbon Co. Ltd.	159,852	9,570,980
	Ministop Co. Ltd.	90,500	1,103,065
	Mitsubishi Shokuhin Co. Ltd.	110,000	2,831,663
	Mitsui DM Sugar Holdings Co. Ltd.	111,970	1,989,724
	Miyoshi Oil & Fat Co. Ltd.	42,900	502,096
	Morinaga & Co. Ltd.	163,099	5,763,710
	Morinaga Milk Industry Co. Ltd.	900	52,744
	Morozoff Ltd.	18,900	886,705
#	MTG Co. Ltd.	24,700	333,413
	Nagatanien Holdings Co. Ltd.	76,300	1,397,102
	Nakamuraya Co. Ltd.	28,400	933,827
#	Natori Co. Ltd.	65,000	1,103,914
	Nichimo Co. Ltd.	17,000	285,215
	Nihon Chouzai Co. Ltd.	73,420	1,057,977
	Niitaka Co. Ltd.	12,360	245,109
	Nippn Corp.	374,600	5,367,537
	Nippon Beet Sugar Manufacturing Co. Ltd.	67,100	973,696
	Nippon Suisan Kaisha Ltd.	1,912,300	10,868,179
	Nishimoto Co. Ltd.	19,500	728,299
	Nisshin Oillio Group Ltd.	168,800	4,474,570
	Nissin Sugar Co. Ltd.	103,300	1,543,562
	Nitto Fuji Flour Milling Co. Ltd.	16,200	472,785
	Noevir Holdings Co. Ltd.	73,400	3,590,359
	Oenon Holdings, Inc.	317,700	1,053,687
# *	OIE Sangyo Co. Ltd.	22,000	207,045
	Okuwa Co. Ltd.	155,300	1,492,005
	Olympic Group Corp.	52,200	328,818
	OUG Holdings, Inc.	21,300	521,541
#	Pickles Corp.	53,600	844,968
	Prima Meat Packers Ltd.	183,500	4,312,883
	Qol Holdings Co. Ltd.	167,400	2,486,716
	Retail Partners Co. Ltd.	107,600	1,124,796
	Riken Vitamin Co. Ltd.	148,900	2,445,016
	Rokko Butter Co. Ltd.	84,200	1,233,161
	S Foods, Inc.	116,762	3,381,093
	S&B Foods, Inc.	42,798	1,665,989
#	Sagami Rubber Industries Co. Ltd.	57,700	533,531
	Sakata Seed Corp.	14,000	422,381
	San-A Co. Ltd.	116,600	4,201,492
	Sapporo Holdings Ltd.	392,620	8,518,732
	Sato Foods Co. Ltd.	800	35,347
	Satudora Holdings Co. Ltd.	1,300	25,758
#	Shinnihonseiyaku Co. Ltd.	24,000	355,713
	Shinobu Foods Products Co. Ltd.	1,600	9,367
#	Shoei Foods Corp.	68,000	2,344,264
	Showa Sangyo Co. Ltd.	114,300	2,843,451

25

The Japanese Small Company Series
Continued

		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Soiken Holdings, Inc.	24,200	$67,724
	ST Corp.	30,100	426,849
	Starzen Co. Ltd.	90,600	1,707,467
	Takara Holdings, Inc.	118,800	1,624,977
*	Toho Co. Ltd.	49,900	671,106
#	Torigoe Co. Ltd.	94,500	635,722
	Toyo Sugar Refining Co. Ltd.	14,500	149,472
#	Transaction Co. Ltd.	89,700	907,365
	United Super Markets Holdings, Inc.	353,200	3,223,953
	Valor Holdings Co. Ltd.	225,800	4,782,226
	Warabeya Nichiyo Holdings Co. Ltd.	88,260	1,732,192
	Watahan & Co. Ltd.	97,400	1,054,506
	Yaizu Suisankagaku Industry Co. Ltd.	62,100	534,973
	YAKUODO Holdings Co. Ltd.	69,400	1,466,455
	Yamami Co.	1,200	21,365
#	YA-MAN Ltd.	194,200	2,062,992
	Yamatane Corp.	61,600	847,185
#	Yamaya Corp.	25,000	528,325
#	Yamazawa Co. Ltd.	11,800	178,164
	Yaoko Co. Ltd.	27,800	1,654,750
#	Yokohama Reito Co. Ltd.	322,900	2,469,135
	Yomeishu Seizo Co. Ltd.	48,700	774,432
*	Yoshimura Food Holdings KK	29,300	202,692
#	Yuasa Funashoku Co. Ltd.	14,300	381,552
	Yutaka Foods Corp.	3,900	64,303
TOTAL CONSUMER STAPLES			248,614,645

ENERGY — (0.9%)
	BP Castrol KK	44,100	554,424
	Cosmo Energy Holdings Co. Ltd.	348,300	7,120,167
	Fuji Kosan Co. Ltd.	4,400	40,740
	Fuji Oil Co. Ltd.	292,200	694,793
	Itochu Enex Co. Ltd.	356,500	3,145,548
	Japan Oil Transportation Co. Ltd.	15,500	358,357
	Japan Petroleum Exploration Co. Ltd.	226,200	4,116,318
	Mitsuuroko Group Holdings Co. Ltd.	203,900	2,439,883
	Modec, Inc.	134,300	2,309,972
#	Nippon Coke & Engineering Co. Ltd.	978,100	1,308,368
	Sala Corp.	324,100	1,770,331
	San-Ai Oil Co. Ltd.	396,200	5,163,612
	Sinanen Holdings Co. Ltd.	47,500	1,458,067
	Toa Oil Co. Ltd.	46,200	1,146,113
	Toyo Kanetsu KK	48,700	1,075,378
TOTAL ENERGY			32,702,071

FINANCIALS — (8.2%)
	77 Bank Ltd.	364,552	3,718,992
	Advance Create Co. Ltd.	63,400	591,263
	AEON Financial Service Co. Ltd.	79,700	1,012,598
	Aichi Bank Ltd.	48,700	1,472,030
	Aiful Corp.	2,177,800	7,255,429
#	Aizawa Securities Co. Ltd.	214,900	2,027,390
	Akatsuki Corp.	144,000	472,620
	Akita Bank Ltd.	88,440	1,125,344
	Anicom Holdings, Inc.	108,300	844,361
	Aomori Bank Ltd.	125,000	2,155,774
	Aozora Bank Ltd.	58,800	1,345,049
*	Aruhi Corp.	135,900	1,575,577

26

The Japanese Small Company Series
Continued

		Shares	Value»
FINANCIALS — (Continued)
	Asax Co. Ltd.	9,300	$58,119
	Awa Bank Ltd.	242,300	4,513,413
	Bank of Iwate Ltd.	82,982	1,192,198
#	Bank of Kochi Ltd.	56,100	375,364
	Bank of Nagoya Ltd.	75,630	1,608,800
	Bank of Saga Ltd.	86,320	1,088,264
	Bank of the Ryukyus Ltd.	262,280	1,748,326
#	Bank of Toyama Ltd.	14,500	242,169
	Casa, Inc.	26,400	210,956
	Chiba Kogyo Bank Ltd.	264,158	626,402
	Chugoku Bank Ltd.	580,000	4,207,413
	Chukyo Bank Ltd.	70,400	815,259
	Credit Saison Co. Ltd.	735,700	9,019,474
	Daishi Hokuetsu Financial Group, Inc.	271,000	6,069,162
#	Daito Bank Ltd.	62,600	371,904
# *	Dream Incubator, Inc.	15,700	110,000
	eGuarantee, Inc.	202,400	4,507,278
#	Ehime Bank Ltd.	216,700	1,462,689
	Entrust, Inc.	54,900	373,844
	FIDEA Holdings Co. Ltd.	128,790	1,331,959
	First Bank of Toyama Ltd.	319,000	803,560
#	First Brothers Co. Ltd.	34,600	314,044
	Fukui Bank Ltd.	136,000	1,757,994
*	Fukushima Bank Ltd.	17,200	34,898
	Fuyo General Lease Co. Ltd.	119,500	7,766,474
	GMO Financial Holdings, Inc.	258,700	1,981,525
	Gunma Bank Ltd.	1,901,540	5,870,601
	Hachijuni Bank Ltd.	1,378,300	4,606,540
	Hirogin Holdings, Inc.	1,512,200	8,331,078
	Hirose Tusyo, Inc.	20,800	413,928
	Hokkoku Financial Holdings, Inc.	150,800	2,628,291
	Hokuhoku Financial Group, Inc.	832,900	5,958,354
	Hyakugo Bank Ltd.	1,433,909	4,156,607
	Hyakujushi Bank Ltd.	134,700	1,742,886
	Ichiyoshi Securities Co. Ltd.	230,400	1,314,715
	IwaiCosmo Holdings, Inc.	123,900	1,455,876
	Iyo Bank Ltd.	1,002,118	4,902,882
*	J Trust Co. Ltd.	345,400	1,805,722
	Jaccs Co. Ltd.	150,900	4,024,560
	Jafco Group Co. Ltd.	204,100	12,931,197
*	Japan Asia Investment Co. Ltd.	93,300	189,711
	Japan Investment Adviser Co. Ltd.	70,300	768,764
	Japan Securities Finance Co. Ltd.	581,200	4,436,880
#	Jimoto Holdings, Inc.	113,150	646,382
#	J-Lease Co. Ltd.	31,900	644,668
	Juroku Financial Group, Inc.	191,700	3,481,666
	Keiyo Bank Ltd.	700,300	2,727,668
	Kita-Nippon Bank Ltd.	43,506	582,513
	Kiyo Bank Ltd.	430,890	5,658,485
	Kyokuto Securities Co. Ltd.	152,800	1,023,091
	Kyushu Financial Group, Inc.	1,545,837	5,205,710
	Kyushu Leasing Service Co. Ltd.	34,000	180,621
*	M&A Capital Partners Co. Ltd.	92,100	5,194,876
	Marusan Securities Co. Ltd.	336,700	1,774,385
	Matsui Securities Co. Ltd.	450,500	3,231,901
	Mebuki Financial Group, Inc.	1,100,400	2,253,086
#	Mercuria Holdings Co. Ltd.	70,500	457,641
#	Michinoku Bank Ltd.	261,898	2,011,846
#	Minkabu The Infonoid, Inc.	21,700	650,732

27

The Japanese Small Company Series
Continued

		Shares	Value»
FINANCIALS — (Continued)
#	Mito Securities Co. Ltd.	359,500	$933,461
	Miyazaki Bank Ltd.	107,900	1,944,730
	Mizuho Leasing Co. Ltd.	188,600	5,827,121
	Monex Group, Inc.	1,111,400	7,237,357
	Money Partners Group Co. Ltd.	149,100	321,630
	Morningstar Japan KK	76,200	347,165
	Mortgage Service Japan Ltd.	22,900	213,502
	Musashino Bank Ltd.	205,300	3,224,806
	Nagano Bank Ltd.	43,899	416,150
	Nanto Bank Ltd.	191,700	3,304,814
	NEC Capital Solutions Ltd.	60,200	1,085,694
	Nishi-Nippon Financial Holdings, Inc.	842,300	4,911,403
	North Pacific Bank Ltd.	1,824,600	3,776,132
# *	OAK Capital Corp.	319,800	264,270
	Ogaki Kyoritsu Bank Ltd.	238,100	3,956,752
	Oita Bank Ltd.	84,199	1,340,841
	Okasan Securities Group, Inc.	1,062,700	3,634,784
	Okinawa Financial Group, Inc.	145,260	3,193,298
	Orient Corp.	2,808,900	3,854,758
	Premium Group Co. Ltd.	40,900	1,119,020
	Ricoh Leasing Co. Ltd.	100,800	3,195,860
	San ju San Financial Group, Inc.	118,793	1,455,218
	San-In Godo Bank Ltd.	977,400	4,783,344
	Sawada Holdings Co. Ltd.	152,200	1,397,384
*	SBI Insurance Group Co. Ltd.	7,600	84,706
	Senshu Ikeda Holdings, Inc.	1,232,328	1,731,350
	Seven Bank Ltd.	561,000	1,185,924
	Shiga Bank Ltd.	300,900	4,868,986
	Shikoku Bank Ltd.	258,600	1,702,230
	Shimizu Bank Ltd.	58,200	787,955
#	Sparx Group Co. Ltd.	604,900	1,569,154
	Strike Co. Ltd.	51,700	1,951,056
#	Suruga Bank Ltd.	893,400	3,277,354
	Taiko Bank Ltd.	41,800	489,983
	Tochigi Bank Ltd.	565,200	878,215
	Toho Bank Ltd.	1,298,700	2,324,764
#	Tohoku Bank Ltd.	64,700	569,864
	Tokai Tokyo Financial Holdings, Inc.	1,409,300	4,885,609
	Tokyo Kiraboshi Financial Group, Inc.	170,738	2,208,560
	Tomato Bank Ltd.	54,500	500,401
	TOMONY Holdings, Inc.	937,250	2,504,001
	Tottori Bank Ltd.	56,400	550,913
	Towa Bank Ltd.	210,300	933,391
#	Toyo Securities Co. Ltd.	390,800	557,238
	Traders Holdings Co. Ltd.	13,720	37,785
#	Tsukuba Bank Ltd.	461,800	692,219
*	Uzabase, Inc.	60,700	1,087,689
	Yamagata Bank Ltd.	143,600	1,024,332
	Yamaguchi Financial Group, Inc.	1,237,672	6,909,329
	Yamanashi Chuo Bank Ltd.	162,526	1,171,465
TOTAL FINANCIALS			283,675,745

HEALTH CARE — (4.4%)
	Advantage Risk Management Co. Ltd.	41,900	339,505
	ASKA Pharmaceutical Holdings Co. Ltd.	161,700	1,405,087
	Astena Holdings Co. Ltd.	194,800	966,912
	BML, Inc.	149,600	5,258,415
	Carenet, Inc.	130,800	1,437,501
	CE Holdings Co. Ltd.	9,500	44,955

28

The Japanese Small Company Series
Continued

		Shares	Value»
HEALTH CARE — (Continued)
# *	CellSource Co. Ltd.	19,800	$1,121,900
	Charm Care Corp. KK	113,900	1,712,673
	CMIC Holdings Co. Ltd.	63,200	823,041
	Create Medic Co. Ltd.	38,700	335,882
	Daiken Medical Co. Ltd.	116,700	592,042
	Daito Pharmaceutical Co. Ltd.	78,580	2,215,979
	DATA HORIZON Co. Ltd.	3,600	72,231
#	Dvx, Inc.	44,300	449,068
	Eiken Chemical Co. Ltd.	203,900	3,427,571
	Elan Corp.	208,600	2,254,690
	EM Systems Co. Ltd.	205,000	1,358,944
	FALCO HOLDINGS Co. Ltd.	53,300	793,939
	FINDEX, Inc.	94,500	778,638
	France Bed Holdings Co. Ltd.	158,600	1,256,629
	Fuji Pharma Co. Ltd.	99,100	955,543
	Fukuda Denshi Co. Ltd.	63,200	5,323,083
	Fuso Pharmaceutical Industries Ltd.	45,600	1,017,475
# *	GNI Group Ltd.	54,200	759,451
	H.U. Group Holdings, Inc.	362,400	8,937,241
	Hogy Medical Co. Ltd.	103,900	2,848,609
	Hoshi Iryo-Sanki Co. Ltd.	9,600	323,653
#	I’rom Group Co. Ltd.	31,800	548,820
# *	Japan Animal Referral Medical Center Co. Ltd.	9,600	148,383
*	Japan Hospice Holdings, Inc.	11,300	198,121
	Japan Lifeline Co. Ltd.	396,000	4,264,177
	Japan Medical Dynamic Marketing, Inc.	104,500	2,008,748
#	JMS Co. Ltd.	104,457	681,011
	Kaken Pharmaceutical Co. Ltd.	132,200	5,214,471
	Kanamic Network Co. Ltd.	139,700	743,861
	Kissei Pharmaceutical Co. Ltd.	175,800	3,516,580
#	Koa Shoji Holdings Co. Ltd.	4,100	23,991
	KYORIN Holdings, Inc.	261,400	4,015,338
	Linical Co. Ltd.	71,700	505,280
	Mani, Inc.	173,400	2,955,861
	Medical Data Vision Co. Ltd.	171,100	2,207,310
	Medikit Co. Ltd.	2,000	49,825
	Medius Holdings Co. Ltd.	67,100	525,462
# *	MedPeer, Inc.	74,300	2,232,573
	Menicon Co. Ltd.	104,600	3,927,128
	Mizuho Medy Co. Ltd.	22,400	517,529
	Mochida Pharmaceutical Co. Ltd.	35,698	1,041,005
	Nagaileben Co. Ltd.	5,200	106,878
	Nakanishi, Inc.	248,400	5,761,692
#	Nichi-iko Pharmaceutical Co. Ltd.	323,550	2,456,325
	Nippon Chemiphar Co. Ltd.	13,400	255,463
	Nipro Corp.	809,400	8,224,859
	Nissui Pharmaceutical Co. Ltd.	78,000	665,896
	Paramount Bed Holdings Co. Ltd.	267,500	4,991,309
	Precision System Science Co. Ltd.	4,800	25,265
	Rion Co. Ltd.	54,600	1,188,117
	Sawai Group Holdings Co. Ltd.	141,800	6,255,401
	Seed Co. Ltd.	72,900	395,594
	Seikagaku Corp.	233,700	2,062,443
	Shin Nippon Biomedical Laboratories Ltd.	125,400	1,589,741
	Ship Healthcare Holdings, Inc.	193,600	5,085,168
	Shofu, Inc.	69,900	1,448,719
	Software Service, Inc.	19,600	1,236,517
	Solasto Corp.	327,100	3,958,897
	St-Care Holding Corp.	81,600	650,476

29

The Japanese Small Company Series
Continued

		Shares	Value»
HEALTH CARE — (Continued)
#	Taiko Pharmaceutical Co. Ltd.	55,900	$397,093
	Techno Medica Co. Ltd.	14,700	203,870
	Toho Holdings Co. Ltd.	298,300	4,829,468
	Tokai Corp.	138,600	2,666,123
	Torii Pharmaceutical Co. Ltd.	94,600	2,455,990
#	Towa Pharmaceutical Co. Ltd.	173,300	4,455,329
	Trans Genic, Inc.	51,100	245,172
	Tsumura & Co.	108,600	3,384,564
	Value HR Co. Ltd.	46,400	750,195
	Vital KSK Holdings, Inc.	272,800	1,819,219
# *	Wakamoto Pharmaceutical Co. Ltd.	112,300	335,254
	WIN-Partners Co. Ltd.	113,300	956,699
	ZERIA Pharmaceutical Co. Ltd.	11,200	200,506
TOTAL HEALTH CARE			151,194,373

INDUSTRIALS — (29.9%)
#	A&A Material Corp.	26,000	220,125
#	Abist Co. Ltd.	19,600	493,942
	Advan Group Co. Ltd.	149,900	1,280,998
	Advanex, Inc.	17,599	168,578
	Aeon Delight Co. Ltd.	100,100	3,074,262
	Aica Kogyo Co. Ltd.	84,300	2,583,861
	Aichi Corp.	235,900	1,672,196
	Aida Engineering Ltd.	313,400	2,845,023
	Airtech Japan Ltd.	2,000	21,949
	AIT Corp.	5,000	48,881
	Ajis Co. Ltd.	28,900	751,550
	Alconix Corp.	151,600	2,285,348
	Alinco, Inc.	80,500	703,075
	Alps Logistics Co. Ltd.	111,600	1,018,966
	Altech Co. Ltd.	10,900	30,140
	Altech Corp.	113,570	2,045,853
#	Anest Iwata Corp.	220,200	1,754,091
	Asahi Diamond Industrial Co. Ltd.	352,700	2,168,724
	Asahi Kogyosha Co. Ltd.	25,700	770,705
	Asanuma Corp.	44,000	1,759,637
#	Asukanet Co. Ltd.	31,200	219,061
	Bando Chemical Industries Ltd.	213,500	1,649,749
	BeNext-Yumeshin Group Co.	348,196	4,539,417
#	Br Holdings Corp.	202,000	763,731
	Bunka Shutter Co. Ltd.	361,900	3,527,678
	Canare Electric Co. Ltd.	21,200	318,159
	Careerlink Co. Ltd.	2,100	28,528
	Central Glass Co. Ltd.	227,800	4,242,005
	Central Security Patrols Co. Ltd.	53,000	1,274,302
	Chilled & Frozen Logistics Holdings Co. Ltd.	111,200	1,647,969
*	Chiyoda Corp.	728,000	2,661,195
	Chiyoda Integre Co. Ltd.	71,700	1,371,293
	Chori Co. Ltd.	73,000	1,164,007
	Chudenko Corp.	200,400	3,923,945
#	Chugai Ro Co. Ltd.	37,600	575,506
	Chuo Warehouse Co. Ltd.	21,000	178,150
	CKD Corp.	213,800	4,238,619
	CMC Corp.	30,200	334,564
	Comany, Inc.	4,700	50,939
	Cosel Co. Ltd.	162,700	1,324,738
	Creek & River Co. Ltd.	67,100	1,158,817
	CTI Engineering Co. Ltd.	73,300	1,758,453
	CTS Co. Ltd.	157,100	1,097,573

30

The Japanese Small Company Series
Continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Dai-Dan Co. Ltd.	98,500	$2,073,900
#	Daido Kogyo Co. Ltd.	51,800	465,052
	Daihatsu Diesel Manufacturing Co. Ltd.	122,100	632,151
	Daihen Corp.	131,800	5,501,515
#	Daiho Corp.	98,600	3,321,418
	Dai-Ichi Cutter Kogyo KK	46,300	578,059
	Daiichi Jitsugyo Co. Ltd.	54,200	2,521,088
	Daiichi Kensetsu Corp.	34,300	604,048
	Daiki Axis Co. Ltd.	41,900	342,949
*	Daiohs Corp.	22,100	198,206
	Daiseki Co. Ltd.	292,755	13,664,852
	Daiseki Eco. Solution Co. Ltd.	22,959	354,141
#	Daisue Construction Co. Ltd.	48,200	372,146
	Daiwa Industries Ltd.	214,200	2,387,296
	Denyo Co. Ltd.	107,900	1,870,910
	DMG Mori Co. Ltd.	728,000	12,536,750
	DMW Corp.	4,800	149,589
	Duskin Co. Ltd.	281,100	6,771,653
	Ebara Jitsugyo Co. Ltd.	72,400	1,828,075
	Eidai Co. Ltd.	184,700	473,023
#	EJ Holdings, Inc.	24,200	265,787
	Endo Lighting Corp.	56,300	519,856
	en-japan, Inc.	159,400	6,330,077
	Enshu Ltd.	26,199	151,245
	Envipro Holdings, Inc.	7,800	173,942
	EPCO Co. Ltd.	4,400	32,290
	Escrow Agent Japan, Inc.	136,700	243,986
	F&M Co. Ltd.	44,400	774,402
# *	FDK Corp.	64,298	580,463
	Forum Engineering, Inc.	16,900	140,982
	Freund Corp.	75,600	555,986
	Fudo Tetra Corp.	108,480	1,723,236
	Fuji Corp.	296,600	6,918,509
#	Fuji Die Co. Ltd.	55,300	314,762
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	42,196
*	Fujikura Ltd.	1,714,800	9,249,370
	Fujimak Corp.	12,600	86,482
	Fujisash Co. Ltd.	573,900	388,226
	Fujitec Co. Ltd.	264,100	5,999,187
	Fukuda Corp.	58,900	2,397,799
	Fukushima Galilei Co. Ltd.	83,500	3,319,624
	Fukuvi Chemical Industry Co. Ltd.	10,600	58,638
	Fukuyama Transporting Co. Ltd.	60,157	2,396,351
	FULLCAST Holdings Co. Ltd.	131,600	3,071,809
	Funai Soken Holdings, Inc.	247,470	6,875,107
	Furukawa Co. Ltd.	204,200	2,259,665
	Furukawa Electric Co. Ltd.	424,300	9,284,144
	Futaba Corp.	208,200	1,415,593
#	G Three Holdings Corp.	61,200	226,467
	Gecoss Corp.	95,900	724,550
	Giken Ltd.	37,000	1,411,844
	Glory Ltd.	288,055	6,200,456
	Grace Technology, Inc.	110,100	1,007,703
	gremz, Inc.	14,800	340,685
	GS Yuasa Corp.	375,183	8,167,598
	Hamakyorex Co. Ltd.	108,000	2,994,232
	Hanwa Co. Ltd.	230,300	6,917,875
	Hashimoto Sogyo Holdings Co. Ltd.	4,070	77,481
	Hazama Ando Corp.	1,294,000	8,762,584

31

The Japanese Small Company Series
Continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Helios Techno Holding Co. Ltd.	109,800	$299,089
	Hibiya Engineering Ltd.	121,000	2,034,083
	Hirakawa Hewtech Corp.	70,800	770,751
	Hirano Tecseed Co. Ltd.	59,400	1,378,867
	Hirata Corp.	24,100	1,469,413
	Hisaka Works Ltd.	127,300	944,534
	Hitachi Zosen Corp.	1,034,779	8,113,625
	Hito Communications Holdings, Inc.	43,900	848,395
#	Hokuetsu Industries Co. Ltd.	140,700	1,197,677
	Hokuriku Electrical Construction Co. Ltd.	74,200	686,548
	Hosokawa Micron Corp.	90,400	2,501,001
	Howa Machinery Ltd.	65,100	462,945
#	Ichikawa Co. Ltd.	1,000	11,925
	Ichiken Co. Ltd.	33,600	566,314
#	Ichinen Holdings Co. Ltd.	137,500	1,686,920
	Idec Corp.	203,100	4,304,310
	Ihara Science Corp.	52,200	964,232
	Iino Kaiun Kaisha Ltd.	559,100	2,696,481
*	Impact HD, Inc.	20,500	722,130
	Imura Envelope Co., Inc.	13,700	97,855
	Inaba Denki Sangyo Co. Ltd.	327,400	7,853,534
	Inaba Seisakusho Co. Ltd.	62,800	737,222
	Inabata & Co. Ltd.	293,700	4,347,854
	INFRONEER Holdings, Inc.	1,192,388	9,875,975
	Insource Co. Ltd.	138,750	2,778,005
#	Inui Global Logistics Co. Ltd.	67,580	1,340,869
	IR Japan Holdings Ltd.	41,300	3,808,710
*	Iseki & Co. Ltd.	124,500	1,799,063
#	Ishii Iron Works Co. Ltd.	11,000	289,056
	Isolite Insulating Products Co. Ltd.	62,800	488,358
	Itoki Corp.	209,700	667,470
	Iwaki Co. Ltd.	54,700	482,338
	Iwasaki Electric Co. Ltd.	42,200	776,072
	JAC Recruitment Co. Ltd.	106,200	2,083,694
*	Jalux, Inc.	38,600	578,448
*	Jamco Corp.	22,700	196,311
	Japan Elevator Service Holdings Co. Ltd.	355,100	7,695,305
	Japan Foundation Engineering Co. Ltd.	128,800	574,468
	Japan Pulp & Paper Co. Ltd.	77,200	2,604,295
	Japan Steel Works Ltd.	348,100	10,226,224
	Japan Transcity Corp.	251,200	1,335,695
	JDC Corp.	59,800	313,831
	JGC Holdings Corp.	679,600	6,386,410
#	JK Holdings Co. Ltd.	94,440	717,332
	Juki Corp.	195,600	1,460,210
	Kamei Corp.	154,500	1,574,416
	Kanaden Corp.	118,500	1,067,647
	Kanagawa Chuo Kotsu Co. Ltd.	42,800	1,311,207
	Kaname Kogyo Co. Ltd.	1,300	10,445
#	Kanamoto Co. Ltd.	210,000	4,498,364
	Kandenko Co. Ltd.	629,700	4,881,325
	Kanematsu Corp.	517,425	6,008,953
	Katakura Industries Co. Ltd.	151,500	2,303,122
#	Kato Works Co. Ltd.	61,000	449,663
	Kawada Technologies, Inc.	34,100	1,179,002
	Kawagishi Bridge Works Co. Ltd.	8,700	228,606
	Kawanishi Warehouse Co. Ltd.	1,700	17,480
	Kawasaki Kinkai Kisen Kaisha Ltd.	7,899	201,622
	Kawata Manufacturing Co. Ltd.	25,100	211,410

32

The Japanese Small Company Series
Continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Keihin Co. Ltd.	15,700	$192,599
	KFC Ltd.	8,700	152,848
#	Kimura Chemical Plants Co. Ltd.	107,500	719,791
	Kimura Unity Co. Ltd.	23,500	279,879
	King Jim Co. Ltd.	54,800	420,058
#	Kinki Sharyo Co. Ltd.	16,599	156,135
	Kintetsu World Express, Inc.	240,800	5,783,205
	Kitagawa Corp.	54,200	744,014
	Kitano Construction Corp.	24,872	472,192
	Kito Corp.	134,300	1,861,006
	Kitz Corp.	472,700	3,162,272
# *	Kobe Electric Railway Co. Ltd.	37,299	1,126,270
*	Kobelco Eco-Solutions Co. Ltd.	21,399	604,636
	Koike Sanso Kogyo Co. Ltd.	13,400	271,607
	Kokusai Co. Ltd.	51,600	308,231
	Kokusai Pulp & Paper Co. Ltd.	47,700	155,333
	Kokuyo Co. Ltd.	400,725	6,098,579
	KOMAIHALTEC, Inc.	20,300	291,211
#	Komatsu Wall Industry Co. Ltd.	49,300	840,159
	Komori Corp.	314,100	2,051,606
	Kondotec, Inc.	123,800	1,062,075
	Konoike Transport Co. Ltd.	178,300	1,951,624
# *	Kosaido Co. Ltd.	155,100	1,350,853
	Kozo Keikaku Engineering, Inc.	21,200	482,583
	KRS Corp.	37,800	658,664
	Kumagai Gumi Co. Ltd.	235,700	5,833,916
	Kyodo Printing Co. Ltd.	48,900	1,125,838
#	Kyokuto Boeki Kaisha Ltd.	39,700	908,278
	Kyokuto Kaihatsu Kogyo Co. Ltd.	205,600	2,809,906
#	Kyoritsu Printing Co. Ltd.	179,200	266,412
	Kyudenko Corp.	116,400	3,692,221
	LIKE, Inc.	68,700	1,071,767
	Link & Motivation, Inc.	234,300	2,475,502
	Lonseal Corp.	13,900	183,166
	Mabuchi Motor Co. Ltd.	174,600	6,019,903
	Maezawa Industries, Inc.	49,000	285,655
#	Maezawa Kasei Industries Co. Ltd.	85,100	962,863
	Maezawa Kyuso Industries Co. Ltd.	128,400	1,197,872
	Makino Milling Machine Co. Ltd.	161,500	5,810,460
*	Management Solutions Co. Ltd.	35,700	1,068,137
	Marufuji Sheet Piling Co. Ltd.	11,800	207,566
#	MARUKA FURUSATO Corp.	114,407	2,019,626
	Marumae Co. Ltd.	28,300	550,067
#	Maruwa Unyu Kikan Co. Ltd.	104,300	1,460,678
	Maruyama Manufacturing Co., Inc.	18,800	251,855
	Maruzen Co. Ltd.	65,800	1,282,193
	Maruzen Showa Unyu Co. Ltd.	81,800	2,498,126
#	Matching Service Japan Co. Ltd.	52,000	456,940
	Matsuda Sangyo Co. Ltd.	94,082	2,811,033
#	Matsui Construction Co. Ltd.	125,500	817,703
	Max Co. Ltd.	164,900	2,626,226
	Meidensha Corp.	224,410	4,723,677
	Meiho Facility Works Ltd.	29,700	238,435
	Meiji Electric Industries Co. Ltd.	52,500	617,567
#	Meiji Shipping Co. Ltd.	102,500	714,365
	Meisei Industrial Co. Ltd.	266,700	1,589,301
	Meitec Corp.	166,200	9,996,518
	Meiwa Corp.	145,600	1,055,300
	Mesco, Inc.	29,800	261,680

33

The Japanese Small Company Series
Continued

		Shares	Value»
INDUSTRIALS — (Continued)
#	MetaReal Corp.	22,800	$225,319
	METAWATER Co. Ltd.	162,600	2,751,311
#	Midac Holdings Co. Ltd.	17,900	851,111
	Mie Kotsu Group Holdings, Inc.	359,200	1,569,977
	Mirai Industry Co. Ltd.	4,600	68,427
	Mirait Holdings Corp.	583,135	11,215,268
	Mitani Corp.	295,200	4,569,121
	Mitani Sangyo Co. Ltd.	145,000	485,625
#	Mitsubishi Kakoki Kaisha Ltd.	39,700	818,501
	Mitsubishi Logisnext Co. Ltd.	186,600	1,716,030
	Mitsubishi Logistics Corp.	113,800	3,177,915
	Mitsubishi Pencil Co. Ltd.	123,400	1,480,492
	Mitsuboshi Belting Ltd.	161,400	2,868,709
*	Mitsui E&S Holdings Co. Ltd.	394,781	2,013,299
#	Mitsui Matsushima Holdings Co. Ltd.	77,400	1,005,592
	Mitsui-Soko Holdings Co. Ltd.	136,100	2,729,800
	Mitsumura Printing Co. Ltd.	6,300	85,688
	Miyaji Engineering Group, Inc.	39,417	925,399
	Mori-Gumi Co. Ltd.	69,500	184,598
	Morita Holdings Corp.	209,700	2,638,407
	Musashi Co. Ltd.	5,000	81,048
#	NAC Co. Ltd.	61,300	528,097
	Nachi-Fujikoshi Corp.	93,600	3,545,585
	Nadex Co. Ltd.	40,600	280,274
	Nagase & Co. Ltd.	578,600	9,793,254
	Naigai Trans Line Ltd.	41,700	804,869
#	Nakabayashi Co. Ltd.	113,400	570,259
	Nakakita Seisakusho Co. Ltd.	3,700	84,345
	Nakamoto Packs Co. Ltd.	33,300	509,029
*	Nakamura Choukou Co. Ltd.	6,600	36,033
	Nakanishi Manufacturing Co. Ltd.	5,700	58,022
	Nakano Corp.	107,000	321,339
# *	Namura Shipbuilding Co. Ltd.	256,428	537,866
	Nankai Electric Railway Co. Ltd.	266,500	5,289,159
	Narasaki Sangyo Co. Ltd.	25,400	464,779
	Nice Corp.	35,200	586,175
	Nichias Corp.	391,000	9,573,627
	Nichiban Co. Ltd.	68,100	1,107,470
	Nichiden Corp.	98,100	1,973,767
	Nichiha Corp.	165,280	4,751,260
	Nichireki Co. Ltd.	165,600	1,965,028
	Nihon Dengi Co. Ltd.	30,800	1,045,850
	Nihon Flush Co. Ltd.	122,000	1,157,672
	Nikkato Corp.	53,000	367,749
	Nikkiso Co. Ltd.	316,800	2,805,281
#	Nikko Co. Ltd.	168,400	978,254
	Nikkon Holdings Co. Ltd.	384,000	7,502,330
	Nippi, Inc.	11,900	390,898
#	Nippon Air Conditioning Services Co. Ltd.	189,000	1,310,733
	Nippon Aqua Co. Ltd.	55,400	281,229
	Nippon Carbon Co. Ltd.	66,200	2,555,698
	Nippon Concept Corp.	37,700	578,817
	Nippon Densetsu Kogyo Co. Ltd.	240,900	3,713,211
	Nippon Dry-Chemical Co. Ltd.	11,300	202,513
	Nippon Filcon Co. Ltd.	15,700	75,456
	Nippon Hume Corp.	139,300	908,467
	Nippon Kanzai Co. Ltd.	15,200	369,099
	Nippon Koei Co. Ltd.	81,100	2,463,153
#	Nippon Parking Development Co. Ltd.	1,396,900	1,765,390

34

The Japanese Small Company Series
Continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Nippon Rietec Co. Ltd.	23,600	$328,544
	Nippon Road Co. Ltd.	45,800	3,313,067
	Nippon Seisen Co. Ltd.	23,700	976,700
	Nippon Sharyo Ltd.	40,299	743,481
*	Nippon Sheet Glass Co. Ltd.	388,100	2,168,913
	Nippon Steel Trading Corp.	96,960	4,384,505
	Nippon Thompson Co. Ltd.	378,800	1,948,979
	Nippon Tungsten Co. Ltd.	6,699	133,228
	Nishimatsu Construction Co. Ltd.	345,000	9,951,583
	Nishi-Nippon Railroad Co. Ltd.	191,400	4,714,815
	Nishio Rent All Co. Ltd.	123,800	3,061,308
	Nissei ASB Machine Co. Ltd.	51,100	1,668,071
	Nissei Corp.	38,900	357,287
	Nissei Plastic Industrial Co. Ltd.	125,500	1,198,738
	Nisshinbo Holdings, Inc.	956,780	7,384,925
	Nissin Corp.	95,000	1,350,267
	Nissin Electric Co. Ltd.	329,100	4,078,567
	Nisso Corp.	51,600	327,104
	Nitta Corp.	135,400	3,104,064
	Nitto Boseki Co. Ltd.	53,500	1,714,810
	Nitto Kogyo Corp.	169,300	2,519,082
	Nitto Kohki Co. Ltd.	69,900	1,161,394
	Nitto Seiko Co. Ltd.	189,000	1,087,974
#	Nittoc Construction Co. Ltd.	132,600	816,424
	NJS Co. Ltd.	36,800	648,829
	Noda Corp.	120,700	927,981
	Nomura Co. Ltd.	352,400	3,474,463
#	Nomura Micro Science Co. Ltd.	40,800	1,752,768
	Noritake Co. Ltd.	59,600	2,605,970
	Noritsu Koki Co. Ltd.	123,200	2,562,241
	Noritz Corp.	194,200	3,115,810
	NS Tool Co. Ltd.	107,000	1,433,914
	NS United Kaiun Kaisha Ltd.	69,400	2,185,586
*	NTN Corp.	2,686,900	5,826,622
#	Obara Group, Inc.	77,600	2,488,581
	Ochi Holdings Co. Ltd.	8,900	98,810
	Odawara Engineering Co. Ltd.	9,100	187,008
#	Ohba Co. Ltd.	76,500	545,962
	Ohmoto Gumi Co. Ltd.	4,100	208,025
	Oiles Corp.	147,570	2,192,586
	Okabe Co. Ltd.	258,200	1,550,779
#	Okada Aiyon Corp.	42,800	489,850
	Okamoto Machine Tool Works Ltd.	25,299	1,062,445
	Okamura Corp.	376,300	4,965,987
	OKUMA Corp.	151,100	7,199,702
	Okumura Corp.	191,580	4,947,455
	Onoken Co. Ltd.	111,900	1,652,682
	Organo Corp.	43,800	2,782,530
#	Oriental Consultants Holdings Co. Ltd.	6,100	176,367
*	Oriental Shiraishi Corp.	834,300	1,969,345
	Origin Co. Ltd.	27,600	311,728
#	OSG Corp.	511,900	8,516,449
	Outsourcing, Inc.	768,100	14,734,721
	Oyo Corp.	128,000	1,961,495
	Paraca, Inc.	35,900	507,848
# *	Park24 Co. Ltd.	88,700	1,358,685
	Parker Corp.	34,000	152,033
	Pasco Corp.	11,200	149,039
	Pasona Group, Inc.	145,800	4,071,572

35

The Japanese Small Company Series
Continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Pegasus Sewing Machine Manufacturing Co. Ltd.	139,900	$564,448
	Penta-Ocean Construction Co. Ltd.	1,616,400	11,138,498
	People Dreams & Technologies Group Co. Ltd.	21,000	361,706
*	Phil Co., Inc.	4,200	96,337
	Pilot Corp.	113,500	4,162,480
	Prestige International, Inc.	654,700	4,489,480
	Pronexus, Inc.	108,700	1,013,526
*	Prored Partners Co. Ltd.	30,200	349,002
	PS Mitsubishi Construction Co. Ltd.	213,300	1,238,373
	Punch Industry Co. Ltd.	105,700	539,877
	Quick Co. Ltd.	76,100	960,598
	Raito Kogyo Co. Ltd.	298,200	5,302,645
	Raiznext Corp.	298,800	3,229,542
#	Rasa Corp.	63,200	523,958
	Rheon Automatic Machinery Co. Ltd.	120,500	1,432,716
#	Rix Corp.	17,300	225,912
	Ryobi Ltd.	159,740	1,674,616
	S LINE Co. Ltd.	23,800	197,436
	Sakai Heavy Industries Ltd.	23,300	513,271
	Sakai Moving Service Co. Ltd.	74,100	3,051,346
*	Sanix, Inc.	146,200	434,108
	Sanki Engineering Co. Ltd.	279,900	3,525,448
	Sanko Gosei Ltd.	134,300	484,521
	Sanko Metal Industrial Co. Ltd.	16,200	357,666
	Sankyo Tateyama, Inc.	133,774	872,822
	Sanoyas Holdings Corp.	151,100	180,426
	Sansei Technologies, Inc.	78,400	554,732
	Sansha Electric Manufacturing Co. Ltd.	64,300	616,018
	Sanyo Denki Co. Ltd.	53,600	3,079,340
	Sanyo Engineering & Construction, Inc.	60,200	356,647
	Sanyo Industries Ltd.	9,900	161,823
	Sanyo Trading Co. Ltd.	138,600	1,330,156
	Sata Construction Co. Ltd.	89,399	380,748
	Sato Holdings Corp.	183,400	4,227,311
	Sato Shoji Corp.	86,800	910,691
	Sawafuji Electric Co. Ltd.	1,900	33,508
	SBS Holdings, Inc.	119,400	4,248,059
#	SEC Carbon Ltd.	10,900	556,854
#	Seibu Electric & Machinery Co. Ltd.	10,300	117,614
	Seika Corp.	61,700	889,132
	Seikitokyu Kogyo Co. Ltd.	191,330	1,371,540
	Seiko Electric Co. Ltd.	4,900	54,008
	Seino Holdings Co. Ltd.	102,000	1,235,821
	Seiwa Electric Manufacturing Co. Ltd.	1,700	7,770
	Sekisui Jushi Corp.	211,600	3,942,023
	Senko Group Holdings Co. Ltd.	711,400	6,327,645
#	Senshu Electric Co. Ltd.	51,200	2,139,968
	Shibaura Machine Co. Ltd.	132,500	3,088,711
	Shibusawa Warehouse Co. Ltd.	61,600	1,198,580
	Shibuya Corp.	99,300	2,623,386
	Shima Seiki Manufacturing Ltd.	170,400	3,276,549
	Shin Maint Holdings Co. Ltd.	10,900	140,360
	Shin Nippon Air Technologies Co. Ltd.	92,980	2,000,767
#	Shin-Keisei Electric Railway Co. Ltd.	39,399	712,927
	Shinki Bus Co. Ltd.	1,900	52,255
	Shinmaywa Industries Ltd.	405,900	3,317,454
	Shinnihon Corp.	180,600	1,321,938
	Shinsho Corp.	31,100	951,141
	Shinwa Co. Ltd.	62,300	1,210,758

36

The Japanese Small Company Series
Continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Shinwa Co. Ltd.	21,800	$139,484
	SHO-BOND Holdings Co. Ltd.	135,600	5,680,200
	SIGMAXYZ, Inc.	110,000	2,655,596
	Sinfonia Technology Co. Ltd.	142,400	1,640,885
	Sinko Industries Ltd.	126,900	2,303,413
	Sintokogio Ltd.	284,600	1,870,384
#	Soda Nikka Co. Ltd.	109,200	613,646
	Sodick Co. Ltd.	291,300	2,245,580
	Sotetsu Holdings, Inc.	41,600	804,662
	Space Co. Ltd.	96,562	801,489
	S-Pool, Inc.	365,400	4,086,023
	Star Micronics Co. Ltd.	237,300	3,114,472
	Studio Alice Co. Ltd.	56,600	1,070,749
	Subaru Enterprise Co. Ltd.	6,300	452,767
#	Sugimoto & Co. Ltd.	63,900	1,347,700
#	Sumiseki Holdings, Inc.	363,100	501,858
	Sumitomo Densetsu Co. Ltd.	111,200	2,134,542
	Sumitomo Mitsui Construction Co. Ltd.	986,540	4,186,521
# *	Sumitomo Precision Products Co. Ltd.	20,284	415,712
	Sumitomo Warehouse Co. Ltd.	397,900	6,396,925
	Suzumo Machinery Co. Ltd.	2,200	33,563
	SWCC Showa Holdings Co. Ltd.	136,600	2,661,644
#	Tacmina Corp.	14,700	152,177
	Tadano Ltd.	702,900	7,675,718
	Taihei Dengyo Kaisha Ltd.	95,200	2,248,774
	Taiheiyo Kouhatsu, Inc.	43,500	255,249
	Taikisha Ltd.	161,000	4,598,254
	Taisei Oncho Co. Ltd.	14,900	251,655
#	Takadakiko Co. Ltd.	7,500	180,136
	Takamatsu Construction Group Co. Ltd.	106,800	1,873,962
	Takamatsu Machinery Co. Ltd.	41,800	290,507
#	Takamiya Co. Ltd.	137,800	542,275
	Takano Co. Ltd.	53,000	360,671
	Takaoka Toko Co. Ltd.	67,120	869,487
#	Takara & Co. Ltd.	40,155	627,643
	Takara Standard Co. Ltd.	222,600	2,959,363
	Takasago Thermal Engineering Co. Ltd.	297,900	5,449,706
	Takashima & Co. Ltd.	25,200	414,166
	Takeuchi Manufacturing Co. Ltd.	226,400	5,812,673
	Takigami Steel Construction Co. Ltd.	5,300	274,764
#	Takisawa Machine Tool Co. Ltd.	41,700	409,964
	Takuma Co. Ltd.	173,200	2,265,700
	Tanabe Consulting Co. Ltd.	2,400	15,318
#	Tanabe Engineering Corp.	39,500	313,490
	Tanseisha Co. Ltd.	251,749	2,064,471
	Tatsuta Electric Wire & Cable Co. Ltd.	287,400	1,292,711
	TECHNO ASSOCIE Co. Ltd.	50,100	489,054
#	Techno Ryowa Ltd.	68,690	539,151
	Techno Smart Corp.	49,500	721,868
	Teikoku Electric Manufacturing Co. Ltd.	111,000	1,411,372
	Teikoku Sen-I Co. Ltd.	113,000	2,036,744
	Tekken Corp.	84,200	1,346,332
	Tenox Corp.	22,500	170,520
	Teraoka Seisakusho Co. Ltd.	55,700	183,451
	Terasaki Electric Co. Ltd.	25,500	300,705
#	Toa Corp.	101,900	2,236,266
	TOA ROAD Corp.	27,300	1,213,080
#	Toba, Inc.	9,800	212,048
	Tobishima Corp.	123,770	1,162,296

37

The Japanese Small Company Series
Continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Tocalo Co. Ltd.	387,300	$4,749,398
	Toda Corp.	556,900	3,508,274
	Toenec Corp.	54,400	1,600,971
	Togami Electric Manufacturing Co. Ltd.	17,800	274,726
	TOKAI Holdings Corp.	651,000	4,943,243
	Tokai Lease Co. Ltd.	18,800	265,028
	Tokyo Energy & Systems, Inc.	152,300	1,478,028
#	Tokyo Keiki, Inc.	73,822	650,919
	Tokyo Sangyo Co. Ltd.	130,800	816,101
	Tokyu Construction Co. Ltd.	543,800	3,845,158
#	Toli Corp.	282,400	575,620
	Tomoe Corp.	155,100	622,960
#	Tomoe Engineering Co. Ltd.	51,100	1,022,350
	Tonami Holdings Co. Ltd.	37,500	1,481,780
	Toppan Forms Co. Ltd.	323,800	3,112,963
	Torishima Pump Manufacturing Co. Ltd.	130,700	1,010,084
#	TORQ, Inc.	7,900	15,335
#	Totech Corp.	49,200	1,150,062
	Totetsu Kogyo Co. Ltd.	157,400	3,424,631
	Totoku Electric Co. Ltd.	17,700	460,380
	Toyo Construction Co. Ltd.	520,000	2,602,939
#	Toyo Denki Seizo KK	36,550	344,962
*	Toyo Engineering Corp.	212,178	1,595,393
	Toyo Logistics Co. Ltd.	85,100	249,636
	Toyo Machinery & Metal Co. Ltd.	100,000	473,187
	Toyo Tanso Co. Ltd.	80,600	2,191,148
	Toyo Wharf & Warehouse Co. Ltd.	36,000	454,702
	Trancom Co. Ltd.	48,800	3,424,044
	TRE Holdings Corp.	207,824	3,267,564
#	Trinity Industrial Corp.	36,000	264,736
	Trusco Nakayama Corp.	213,300	5,157,578
	Tsubaki Nakashima Co. Ltd.	270,600	3,789,199
	Tsubakimoto Chain Co.	169,840	5,018,321
	Tsubakimoto Kogyo Co. Ltd.	28,800	976,479
*	Tsudakoma Corp.	17,698	126,114
	Tsugami Corp.	285,300	3,922,354
	Tsukishima Kikai Co. Ltd.	186,600	1,907,793
	Tsurumi Manufacturing Co. Ltd.	126,700	1,952,418
	Ueki Corp.	60,800	792,841
	Union Tool Co.	46,300	1,563,885
	UPR Corp.	4,600	116,910
	Ushio, Inc.	651,100	11,648,428
	UT Group Co. Ltd.	187,200	5,988,258
	Utoc Corp.	102,200	486,890
# *	VisasQ, Inc.	17,700	976,797
	Waida Manufacturing Co. Ltd.	5,100	51,544
	Wakachiku Construction Co. Ltd.	79,300	1,414,827
	Wakita & Co. Ltd.	248,500	2,248,438
#	WDB Holdings Co. Ltd.	64,600	2,036,208
	Weathernews, Inc.	36,500	2,663,708
	Welbe, Inc.	56,500	798,796
	Will Group, Inc.	98,000	1,107,274
	World Holdings Co. Ltd.	50,700	1,266,420
	Yahagi Construction Co. Ltd.	181,400	1,217,185
	YAMABIKO Corp.	226,728	2,470,814
	YAMADA Consulting Group Co. Ltd.	72,700	741,591
	Yamashina Corp.	245,700	170,593
	Yamato Corp.	108,400	746,578
	Yamaura Corp.	12,700	103,432

38

The Japanese Small Company Series
Continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Yamazen Corp.	372,600	$3,452,226
#	Yasuda Logistics Corp.	102,000	868,201
	Yokogawa Bridge Holdings Corp.	208,500	4,202,573
	Yondenko Corp.	54,120	806,130
	Yuasa Trading Co. Ltd.	116,400	3,110,845
	Yuken Kogyo Co. Ltd.	20,500	316,595
	Yurtec Corp.	264,600	1,549,947
	Yushin Precision Equipment Co. Ltd.	23,500	158,727
#	Zaoh Co. Ltd.	25,200	393,837
	Zenitaka Corp.	19,200	680,534
	Zuiko Corp.	94,600	730,180
TOTAL INDUSTRIALS			1,032,367,290

INFORMATION TECHNOLOGY — (15.2%)
	A&D Co. Ltd.	129,500	1,149,843
*	Access Co. Ltd.	111,000	869,587
	Ad-sol Nissin Corp.	47,200	865,145
	Adtec Plasma Technology Co. Ltd.	14,800	301,303
*	Advanced Media, Inc.	42,200	286,438
#	AGS Corp.	13,000	108,001
	Ai Holdings Corp.	246,900	4,660,043
	Aichi Tokei Denki Co. Ltd.	18,200	771,019
	Aiphone Co. Ltd.	66,800	1,380,795
*	Allied Telesis Holdings KK	159,400	130,431
	Alpha Systems, Inc.	45,120	1,722,673
	Alps Alpine Co. Ltd.	1,039,300	10,155,061
	Amano Corp.	201,500	4,986,252
#	Anritsu Corp.	636,100	10,548,092
	AOI Electronics Co. Ltd.	27,700	598,428
	Argo Graphics, Inc.	105,300	2,932,229
	Arisawa Manufacturing Co. Ltd.	212,200	1,807,960
	Artiza Networks, Inc.	9,300	101,056
	ArtSpark Holdings, Inc.	206,000	2,131,171
	Asahi Intelligence Service Co. Ltd.	1,300	15,047
	Ascentech KK	32,000	369,396
	Asteria Corp.	54,900	343,235
#	Atled Corp.	15,700	341,884
#	Avant Corp.	123,900	1,732,671
#	Axell Corp.	34,400	218,950
	Base Co. Ltd.	6,100	257,952
	Bell System24 Holdings, Inc.	218,600	2,808,472
*	BrainPad, Inc.	22,000	1,057,158
#	Broadband Tower, Inc.	105,600	191,383
	Broadleaf Co. Ltd.	591,000	2,836,925
	Business Brain Showa-Ota, Inc.	35,700	613,180
	Business Engineering Corp.	1,800	55,613
	CAC Holdings Corp.	75,200	1,063,940
	Canon Electronics, Inc.	128,500	1,768,754
	CDS Co. Ltd.	15,500	210,050
#	Chino Corp.	45,200	558,124
	Citizen Watch Co. Ltd.	1,771,000	7,723,437
*	CMK Corp.	310,300	1,168,406
	Computer Engineering & Consulting Ltd.	170,100	2,025,157
	Computer Institute of Japan Ltd.	94,700	701,958
	Comture Corp.	143,900	3,902,288
	CONEXIO Corp.	98,700	1,264,963
	Core Corp.	45,800	645,457
	Cresco Ltd.	86,500	1,583,015
	CRI Middleware Co. Ltd.	2,300	27,776

39

The Japanese Small Company Series
Continued

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Cube System, Inc.	60,600	$533,100
	Cyber Com Co. Ltd.	10,600	116,374
#	Cyberlinks Co. Ltd.	28,400	313,243
	Cybernet Systems Co. Ltd.	81,500	455,031
	Cybozu, Inc.	150,100	3,561,248
	Daiko Denshi Tsushin Ltd.	37,200	162,556
	Daishinku Corp.	169,596	1,506,203
	Daitron Co. Ltd.	55,600	1,106,332
	Daiwabo Holdings Co. Ltd.	582,700	10,258,415
#	Dawn Corp.	4,000	86,721
	Densan System Holdings Co. Ltd.	41,000	925,811
	Dexerials Corp.	380,600	7,699,247
	Digital Arts, Inc.	75,200	6,140,190
	Digital Garage, Inc.	139,900	6,535,286
	Digital Hearts Holdings Co. Ltd.	87,100	1,385,913
	Digital Information Technologies Corp.	57,500	869,122
	DKK Co. Ltd.	63,400	1,403,162
#	DKK-Toa Corp.	31,400	232,205
	Double Standard, Inc.	34,200	1,099,957
	DTS Corp.	261,000	5,791,247
	Ebase Co. Ltd.	99,600	663,506
	E-Guardian, Inc.	62,600	1,719,517
	Eizo Corp.	105,300	4,027,078
	Elecom Co. Ltd.	221,100	3,381,851
	Elematec Corp.	118,242	1,180,001
#	Enomoto Co. Ltd.	30,200	468,055
	Enplas Corp.	55,400	1,469,168
#	ESPEC Corp.	117,700	2,387,507
	Fenwal Controls of Japan Ltd.	20,500	282,483
	Ferrotec Holdings Corp.	232,000	7,782,329
# *	FFRI Security, Inc.	29,500	423,888
	Fixstars Corp.	97,100	661,717
	Focus Systems Corp.	53,700	478,779
#	Forval Corp.	51,100	519,895
	FTGroup Co. Ltd.	51,000	554,244
	Fuji Soft, Inc.	117,700	5,993,700
	Fukui Computer Holdings, Inc.	55,200	1,991,167
	Furuno Electric Co. Ltd.	157,500	1,685,382
#	Furuya Metal Co. Ltd.	7,600	599,355
	Future Corp.	153,600	4,492,369
	Future Innovation Group, Inc.	11,900	32,800
#	Gig Works, Inc.	40,000	222,771
	GL Sciences, Inc.	45,000	1,079,016
	Glosel Co. Ltd.	113,200	411,944
#	GMO Financial Gate, Inc.	5,700	1,480,332
	GMO GlobalSign Holdings KK	34,100	1,404,343
#	GMO Pepabo, Inc.	7,300	174,235
*	Gunosy, Inc.	2,500	14,366
	Hagiwara Electric Holdings Co. Ltd.	49,500	936,169
	Hakuto Co. Ltd.	87,300	1,491,054
# *	Hennge KK	600	29,672
	Himacs Ltd.	960	9,978
	Hioki EE Corp.	66,400	4,637,769
	Hochiki Corp.	91,500	1,004,925
	Hokuriku Electric Industry Co. Ltd.	40,500	368,222
#	Honda Tsushin Kogyo Co. Ltd.	110,100	440,903
	Hosiden Corp.	338,900	3,573,190
*	Hotto Link, Inc.	55,800	319,337
*	HPC Systems, Inc.	17,700	617,283

40

The Japanese Small Company Series
Continued

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Icom, Inc.	61,000	$1,297,884
	ID Holdings Corp.	76,250	629,801
	Ikegami Tsushinki Co. Ltd.	32,799	221,034
	I’ll, Inc.	19,400	288,072
	Ines Corp.	125,400	1,832,519
	I-Net Corp.	76,490	889,916
	Infocom Corp.	145,400	2,791,729
	Infomart Corp.	610,100	5,953,569
	Information Services International-Dentsu Ltd.	144,100	5,041,688
	Innotech Corp.	100,800	1,265,513
	Intelligent Wave, Inc.	46,700	241,530
	Inter Action Corp.	58,500	1,259,361
	I-O Data Device, Inc.	50,700	403,935
	I-PEX, Inc.	72,100	1,297,847
	Iriso Electronics Co. Ltd.	131,700	6,050,368
	ISB Corp.	50,400	551,489
# *	ITbook Holdings Co. Ltd.	60,900	254,740
	Itfor, Inc.	172,600	1,347,432
	Iwatsu Electric Co. Ltd.	54,900	432,118
	Japan Aviation Electronics Industry Ltd.	314,700	5,217,975
*	Japan Cash Machine Co. Ltd.	141,800	1,067,051
*	Japan Display, Inc.	482,100	144,306
	Japan Electronic Materials Corp.	61,600	1,039,870
	Japan Material Co. Ltd.	435,800	6,060,313
#	Japan System Techniques Co. Ltd.	13,800	269,489
#	Jastec Co. Ltd.	72,900	833,027
#	JBCC Holdings, Inc.	93,400	1,426,249
	JFE Systems, Inc.	8,700	147,430
# *	JIG-SAW, Inc.	17,300	1,190,347
	Kaga Electronics Co. Ltd.	111,000	3,051,057
	Kanematsu Electronics Ltd.	78,500	2,563,922
	KEL Corp.	27,900	295,842
	Koa Corp.	198,800	2,687,432
	Konica Minolta, Inc.	905,700	4,482,932
	KSK Co. Ltd.	3,000	59,023
	Kyoden Co. Ltd.	116,100	541,486
	Kyosan Electric Manufacturing Co. Ltd.	268,600	1,130,170
	Kyowa Electronic Instruments Co. Ltd.	129,800	463,933
	LAC Co. Ltd.	100,100	700,595
	Macnica Fuji Electronics Holdings, Inc.	342,150	8,043,827
#	Marubun Corp.	112,200	788,648
	Maruwa Co. Ltd.	59,700	6,691,593
	Maxell Holdings Ltd.	305,000	3,670,144
	MCJ Co. Ltd.	432,800	4,872,753
	Megachips Corp.	115,200	3,642,356
	Meiko Electronics Co. Ltd.	134,500	3,732,495
	Melco Holdings, Inc.	34,200	1,413,388
	Micronics Japan Co. Ltd.	120,200	1,591,487
	Mimaki Engineering Co. Ltd.	113,200	925,791
	Mimasu Semiconductor Industry Co. Ltd.	114,781	2,511,424
	Miraial Co. Ltd.	42,100	583,801
	Miroku Jyoho Service Co. Ltd.	112,800	1,780,957
	Mitachi Co. Ltd.	7,900	70,119
	Mitsubishi Research Institute, Inc.	53,500	1,998,208
	Mitsui High-Tec, Inc.	82,200	6,349,206
	m-up Holdings, Inc.	33,900	1,159,034
#	Mutoh Holdings Co. Ltd.	9,300	131,300
	Nagano Keiki Co. Ltd.	88,600	1,022,057
	Naigai Tec Corp.	7,900	200,109

41

The Japanese Small Company Series
Continued

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Nakayo, Inc.	73,100	$871,828
	NEC Networks & System Integration Corp.	60,500	973,473
#	NF Holdings Corp.	25,900	332,350
	Nichicon Corp.	313,500	2,966,798
*	Nihon Dempa Kogyo Co. Ltd.	65,000	531,380
	Nihon Denkei Co. Ltd.	31,800	521,062
*	Nippon Chemi-Con Corp.	125,300	2,354,668
	Nippon Computer Dynamics Co. Ltd.	36,200	226,784
	Nippon Electric Glass Co. Ltd.	515,736	13,168,257
#	Nippon Information Development Co. Ltd.	12,600	167,292
#	Nippon Kodoshi Corp.	51,600	1,490,513
	Nippon Signal Co. Ltd.	314,800	2,722,217
	Nippon Systemware Co. Ltd.	48,600	1,065,894
	Nissha Co. Ltd.	245,700	4,025,079
	Nohmi Bosai Ltd.	145,100	2,661,437
#	NPC, Inc.	30,900	188,972
	NSD Co. Ltd.	508,160	9,682,738
#	Ohara, Inc.	48,700	593,915
	Ohizumi Manufacturing Co. Ltd.	22,800	188,393
	Okaya Electric Industries Co. Ltd.	77,800	235,706
	Oki Electric Industry Co. Ltd.	520,900	4,278,739
	ONO Sokki Co. Ltd.	32,200	147,675
	Optex Group Co. Ltd.	169,820	2,162,977
# *	Optim Corp.	76,200	1,198,131
	Optorun Co. Ltd.	128,700	2,608,860
	Oro Co. Ltd.	31,300	1,036,033
	Osaki Electric Co. Ltd.	281,800	1,389,251
	Oval Corp.	35,600	80,548
	PCA Corp.	35,400	537,612
	PCI Holdings, Inc.	45,300	420,764
	Pipedo HD, Inc.	7,700	215,791
	Poletowin Pitcrew Holdings, Inc.	202,800	1,828,587
	Pro-Ship, Inc.	51,100	733,259
	Relia, Inc.	245,600	2,516,746
	Restar Holdings Corp.	127,900	2,137,746
*	Ricksoft Co. Ltd.	2,000	33,670
	Riken Keiki Co. Ltd.	93,800	2,602,773
	Riso Kagaku Corp.	94,500	1,994,437
#	River Eletec Corp.	35,300	387,768
	Roland DG Corp.	82,600	2,169,901
	Rorze Corp.	68,900	6,603,898
	Ryoden Corp.	95,700	1,514,545
	Ryosan Co. Ltd.	142,200	2,931,433
	Ryoyo Electro Corp.	7,300	152,015
#	Saison Information Systems Co. Ltd.	27,400	467,016
	Sakura Internet, Inc.	131,700	679,516
	Sanken Electric Co. Ltd.	89,100	4,684,365
#	Sanshin Electronics Co. Ltd.	102,700	1,474,397
	Santec Corp.	14,800	177,712
#	Satori Electric Co. Ltd.	79,180	702,255
	Saxa Holdings, Inc.	30,600	386,087
	SB Technology Corp.	65,000	1,789,528
#	Scala, Inc.	102,100	620,289
	Segue Group Co. Ltd.	1,900	12,394
	Seikoh Giken Co. Ltd.	23,900	373,713
	SEMITEC Corp.	8,000	826,429
#	SERAKU Co. Ltd.	24,700	459,711
#	Shibaura Electronics Co. Ltd.	52,100	3,007,895
	Shibaura Mechatronics Corp.	24,100	1,551,850

42

The Japanese Small Company Series
Continued

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
*	Shindengen Electric Manufacturing Co. Ltd.	49,300	$1,755,447
	Shinko Shoji Co. Ltd.	264,600	2,126,597
	Shizuki Electric Co., Inc.	121,600	695,915
	Showa Shinku Co. Ltd.	24,400	330,898
	Sigma Koki Co. Ltd.	28,900	450,855
	Siix Corp.	200,600	2,222,235
	SK-Electronics Co. Ltd.	49,000	396,214
*	Smaregi, Inc.	8,200	261,404
	SMK Corp.	29,199	597,450
#	Softcreate Holdings Corp.	50,000	1,735,882
	Soliton Systems KK	54,100	676,003
#	Solxyz Co. Ltd.	41,000	191,872
	Soshin Electric Co. Ltd.	18,200	125,584
# *	Speee, Inc.	3,600	137,571
	SRA Holdings	72,100	1,842,226
	Sumida Corp.	184,249	2,130,088
# *	Sun*, Inc.	19,500	419,561
	Sun-Wa Technos Corp.	79,800	1,078,616
	Suzuden Corp.	3,400	48,311
	Suzuki Co. Ltd.	73,200	579,365
	System D, Inc.	1,100	13,234
#	System Information Co. Ltd.	54,800	452,888
	System Research Co. Ltd.	29,800	526,293
	System Support, Inc.	19,300	233,588
	Systems Engineering Consultants Co. Ltd.	6,600	130,650
	Systena Corp.	355,300	6,565,859
	Tachibana Eletech Co. Ltd.	110,760	1,496,346
	Takachiho Koheki Co. Ltd.	40,900	437,209
#	TAKEBISHI Corp.	52,200	686,067
#	Tamagawa Holdings Co. Ltd.	7,500	79,504
	Tamura Corp.	444,000	3,050,974
#	Tazmo Co. Ltd.	57,600	848,058
	TDC Soft, Inc.	93,400	1,072,938
*	TeamSpirit, Inc.	1,300	10,813
	TechMatrix Corp.	246,900	3,914,928
#	Techno Horizon Co. Ltd.	56,700	633,054
	Tecnos Japan, Inc.	46,100	246,326
#	Teikoku Tsushin Kogyo Co. Ltd.	51,500	599,176
	Terilogy Co. Ltd.	25,800	90,861
#	TESEC Corp.	22,600	477,626
	TKC Corp.	186,500	5,717,383
	Tobila Systems, Inc.	1,600	15,841
	Toho System Science Co. Ltd.	2,700	23,793
	Tokyo Electron Device Ltd.	45,100	2,736,521
	Tokyo Seimitsu Co. Ltd.	253,800	10,333,728
	Tomen Devices Corp.	17,800	909,114
	Topcon Corp.	684,300	12,200,386
	Torex Semiconductor Ltd.	52,900	1,225,532
	Toshiba TEC Corp.	77,700	3,059,162
	Toukei Computer Co. Ltd.	6,210	256,892
	Towa Corp.	144,600	3,149,409
	Toyo Corp.	149,600	1,414,162
	Transcosmos, Inc.	80,800	2,436,291
#	Tri Chemical Laboratories, Inc.	154,500	4,621,245
	Tsuzuki Denki Co. Ltd.	42,800	681,940
	Ubicom Holdings, Inc.	29,000	737,180
	Uchida Yoko Co. Ltd.	50,500	2,136,365
	ULS Group, Inc.	8,100	399,711
	Ulvac, Inc.	162,300	9,105,840

43

The Japanese Small Company Series
Continued

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Uniden Holdings Corp.	41,500	$1,160,825
	UNITED, Inc.	24,200	360,996
	User Local, Inc.	6,200	99,690
#	V Technology Co. Ltd.	56,900	2,145,739
	VINX Corp.	24,100	214,980
	Visco Technologies Corp.	1,700	25,582
	Wacom Co. Ltd.	990,000	6,404,369
#	Wellnet Corp.	54,900	241,290
# *	WILLs, Inc.	34,200	323,237
	Wow World, Inc.	21,700	332,269
*	Writeup Co. Ltd.	11,400	406,356
#	YAC Holdings Co. Ltd.	62,600	521,055
	Yamaichi Electronics Co. Ltd.	151,900	2,332,104
#	Yashima Denki Co. Ltd.	119,500	1,003,049
	YE DIGITAL Corp.	14,400	65,586
	Yokowo Co. Ltd.	108,500	2,411,348
TOTAL INFORMATION TECHNOLOGY			525,226,600

MATERIALS — (11.9%)
	Achilles Corp.	88,900	1,024,397
	ADEKA Corp.	602,400	13,400,601
	Agro-Kanesho Co. Ltd.	2,300	27,388
	Aichi Steel Corp.	70,200	1,635,430
	Arakawa Chemical Industries Ltd.	110,100	1,200,677
	Araya Industrial Co. Ltd.	20,500	313,666
#	Asahi Holdings, Inc.	464,800	8,295,809
	Asahi Printing Co. Ltd.	25,700	192,420
	Asahi Yukizai Corp.	90,600	1,094,833
	Asahipen Corp.	2,100	33,980
	Asia Pile Holdings Corp.	210,800	857,785
	C Uyemura & Co. Ltd.	72,700	3,004,066
	Carlit Holdings Co. Ltd.	131,200	876,347
	Chuetsu Pulp & Paper Co. Ltd.	49,900	515,181
	Chugoku Marine Paints Ltd.	351,700	2,722,412
	CI Takiron Corp.	291,200	1,552,995
	CK-San-Etsu Co. Ltd.	21,800	655,077
	Dai Nippon Toryo Co. Ltd.	129,600	986,185
	Daicel Corp.	890,600	6,668,160
	Daido Steel Co. Ltd.	170,600	6,536,165
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	126,400	1,576,248
	Daiken Corp.	77,000	1,682,656
	Daiki Aluminium Industry Co. Ltd.	178,800	2,602,457
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	84,300	1,948,610
	Daito Chemix Corp.	20,700	225,164
	DIC Corp.	114,800	3,039,533
	DKS Co. Ltd.	50,800	1,538,565
	Dowa Holdings Co. Ltd.	208,205	8,695,455
	Dynapac Co. Ltd.	8,500	103,714
	Fuji Seal International, Inc.	224,600	4,939,291
	Fujikura Kasei Co. Ltd.	167,500	772,484
	Fujimi, Inc.	40,900	2,572,007
#	Fujimori Kogyo Co. Ltd.	106,900	4,395,464
	Fuso Chemical Co. Ltd.	119,600	5,506,462
*	Geostr Corp.	57,100	180,134
	Godo Steel Ltd.	63,600	840,908
	Gun-Ei Chemical Industry Co. Ltd.	31,700	846,170
	Hakudo Co. Ltd.	43,900	1,112,807
	Harima Chemicals Group, Inc.	96,100	736,391
	Hodogaya Chemical Co. Ltd.	43,000	1,832,506

44

The Japanese Small Company Series
Continued

		Shares	Value»
MATERIALS — (Continued)
	Hokkan Holdings Ltd.	58,100	$773,121
	Hokko Chemical Industry Co. Ltd.	119,100	1,045,005
	Hokuetsu Corp.	793,299	5,241,724
	Ise Chemicals Corp.	13,000	450,190
#	Ishihara Chemical Co. Ltd.	71,000	915,662
	Ishihara Sangyo Kaisha Ltd.	227,250	2,505,659
*	Ishizuka Glass Co. Ltd.	12,900	244,143
	Japan Pure Chemical Co. Ltd.	500	12,354
	JCU Corp.	137,200	5,510,568
	JSP Corp.	81,100	1,091,320
	Kaneka Corp.	27,300	1,046,926
	Kanto Denka Kogyo Co. Ltd.	288,300	2,651,845
	Katakura & Co-op Agri Corp.	21,500	223,131
	KeePer Technical Laboratory Co. Ltd.	102,400	2,952,905
	KEIWA, Inc.	8,600	355,313
	KH Neochem Co. Ltd.	229,700	5,903,475
#	Kimoto Co. Ltd.	222,300	453,576
	Koatsu Gas Kogyo Co. Ltd.	194,693	1,312,967
	Kobe Steel Ltd.	1,495,100	8,784,296
	Kohsoku Corp.	70,200	995,094
	Konishi Co. Ltd.	215,600	3,353,444
	Konoshima Chemical Co. Ltd.	37,500	963,095
	Krosaki Harima Corp.	30,400	1,258,343
#	Kumiai Chemical Industry Co. Ltd.	264,287	1,970,766
	Kunimine Industries Co. Ltd.	41,700	410,146
	Kureha Corp.	103,950	6,755,486
	Kurimoto Ltd.	60,500	864,318
	Kuriyama Holdings Corp.	78,000	681,028
	Kyoei Steel Ltd.	141,500	1,745,958
	Kyowa Leather Cloth Co. Ltd.	81,300	487,680
	Lintec Corp.	271,800	6,067,515
	Maeda Kosen Co. Ltd.	119,400	3,463,203
	Maruichi Steel Tube Ltd.	157,800	3,585,490
	MEC Co. Ltd.	97,900	2,696,293
#	Mitani Sekisan Co. Ltd.	67,400	4,276,803
	Mitsubishi Materials Corp.	31,400	609,561
*	Mitsubishi Paper Mills Ltd.	277,700	876,682
#	Mitsubishi Steel Manufacturing Co. Ltd.	58,300	590,040
	Mitsui Mining & Smelting Co. Ltd.	372,700	10,694,693
#	Molitec Steel Co. Ltd.	83,100	313,474
	MORESCO Corp.	39,800	418,989
	Moriroku Holdings Co. Ltd.	8,000	137,309
	Mory Industries, Inc.	34,700	824,916
	Nakayama Steel Works Ltd.	169,700	644,598
	Nasu Denki Tekko Co. Ltd.	3,000	273,752
	Neturen Co. Ltd.	222,100	1,186,859
	New Japan Chemical Co. Ltd.	117,500	319,770
	Nicca Chemical Co. Ltd.	45,700	381,010
#	Nichia Steel Works Ltd.	138,600	359,210
	Nihon Kagaku Sangyo Co. Ltd.	83,100	994,285
	Nihon Nohyaku Co. Ltd.	243,500	1,144,687
	Nihon Parkerizing Co. Ltd.	521,900	5,207,175
	Nihon Yamamura Glass Co. Ltd.	67,600	516,756
	Nippon Carbide Industries Co., Inc.	46,200	559,688
	Nippon Chemical Industrial Co. Ltd.	46,300	1,191,198
	Nippon Concrete Industries Co. Ltd.	293,100	769,653
#	Nippon Denko Co. Ltd.	767,314	2,476,781
#	Nippon Fine Chemical Co. Ltd.	83,400	1,569,198
	Nippon Kayaku Co. Ltd.	501,700	5,283,942

45

The Japanese Small Company Series
Continued

		Shares	Value»
MATERIALS — (Continued)
	Nippon Light Metal Holdings Co. Ltd.	376,490	$6,248,701
#	Nippon Paper Industries Co. Ltd.	517,600	5,305,552
	Nippon Pillar Packing Co. Ltd.	134,200	3,275,789
	Nippon Shokubai Co. Ltd.	77,300	4,038,519
	Nippon Soda Co. Ltd.	154,300	4,636,057
	Nippon Yakin Kogyo Co. Ltd.	95,349	2,303,683
	Nitta Gelatin, Inc.	85,500	466,569
	Nittetsu Mining Co. Ltd.	36,300	2,090,878
	Nozawa Corp.	47,500	290,072
	Oat Agrio Co. Ltd.	24,600	458,065
	Okamoto Industries, Inc.	70,500	2,473,979
	Okura Industrial Co. Ltd.	55,200	1,020,700
	Osaka Organic Chemical Industry Ltd.	102,400	3,068,500
	Osaka Soda Co. Ltd.	93,799	2,383,722
	Osaka Steel Co. Ltd.	89,300	912,020
*	OSAKA Titanium Technologies Co. Ltd.	160,600	1,104,040
	Pacific Metals Co. Ltd.	92,999	1,685,691
	Pack Corp.	87,200	2,316,647
	Rasa Industries Ltd.	45,700	748,261
	Rengo Co. Ltd.	675,100	5,119,368
	Riken Technos Corp.	234,800	1,128,465
	Sakai Chemical Industry Co. Ltd.	102,500	1,910,126
	Sakata INX Corp.	285,100	2,754,116
	Sanyo Chemical Industries Ltd.	93,800	4,644,480
	Sanyo Special Steel Co. Ltd.	131,960	2,176,162
	Seiko PMC Corp.	78,300	535,449
	Sekisui Kasei Co. Ltd.	150,000	749,098
	Shikoku Chemicals Corp.	231,100	2,840,009
	Shinagawa Refractories Co. Ltd.	37,800	1,292,706
	Shin-Etsu Polymer Co. Ltd.	286,200	2,585,179
	SK Kaken Co. Ltd.	1,200	398,989
	Soken Chemical & Engineering Co. Ltd.	48,400	753,369
	Stella Chemifa Corp.	65,600	1,646,812
	Sumitomo Bakelite Co. Ltd.	192,800	8,664,946
#	Sumitomo Osaka Cement Co. Ltd.	226,899	6,357,906
	Sumitomo Seika Chemicals Co. Ltd.	56,400	1,606,361
	T Hasegawa Co. Ltd.	209,300	5,111,215
#	T&K Toka Co. Ltd.	134,300	954,368
	Taiheiyo Cement Corp.	32,800	696,877
	Taisei Lamick Co. Ltd.	42,300	1,018,272
	Taiyo Holdings Co. Ltd.	229,200	6,127,505
	Takasago International Corp.	87,000	2,267,389
	Takemoto Yohki Co. Ltd.	43,800	361,867
#	Taoka Chemical Co. Ltd.	23,500	360,289
	Tayca Corp.	103,900	1,199,127
	Tenma Corp.	116,800	2,781,682
#	Titan Kogyo Ltd.	5,100	80,138
	Toagosei Co. Ltd.	740,500	8,275,887
*	Toda Kogyo Corp.	1,400	40,087
#	Toho Acetylene Co. Ltd.	12,700	136,871
	Toho Chemical Industry Co. Ltd.	47,000	210,277
	Toho Titanium Co. Ltd.	231,000	2,432,371
#	Toho Zinc Co. Ltd.	89,899	2,457,333
	Tohoku Steel Co. Ltd.	16,300	248,204
	Tokushu Tokai Paper Co. Ltd.	64,258	2,505,743
	Tokuyama Corp.	385,498	6,601,404
	Tokyo Printing Ink Manufacturing Co. Ltd.	10,200	200,311
*	Tokyo Rope Manufacturing Co. Ltd.	45,400	353,027
	Tokyo Steel Manufacturing Co. Ltd.	615,600	6,850,242

46

The Japanese Small Company Series
Continued

		Shares	Value»
MATERIALS — (Continued)
	Tokyo Tekko Co. Ltd.	61,900	$809,987
*	Tomoegawa Co. Ltd.	29,600	219,252
	Tomoku Co. Ltd.	70,600	1,190,794
	Topy Industries Ltd.	88,200	924,810
	Toyo Gosei Co. Ltd.	31,100	4,326,985
	Toyo Ink SC Holdings Co. Ltd.	240,100	4,228,432
	Toyo Seikan Group Holdings Ltd.	324,300	3,850,750
	Toyobo Co. Ltd.	523,000	6,279,837
	TYK Corp.	148,500	419,885
*	UACJ Corp.	208,841	4,840,357
	Ube Industries Ltd.	430,100	8,013,345
	Valqua Ltd.	108,399	2,187,573
	Vertex Corp.	45,998	1,224,403
	Wavelock Holdings Co. Ltd.	30,900	181,502
#	Wood One Co. Ltd.	40,897	406,321
# *	W-Scope Corp.	31,100	248,910
	Yamato Kogyo Co. Ltd.	253,200	8,489,870
	Yodogawa Steel Works Ltd.	142,600	3,115,848
#	Yotai Refractories Co. Ltd.	119,200	1,342,698
	Yushiro Chemical Industry Co. Ltd.	67,000	704,990
TOTAL MATERIALS			409,401,689

REAL ESTATE — (1.7%)
	AD Works Group Co. Ltd.	219,879	314,801
	Airport Facilities Co. Ltd.	143,970	736,221
	Anabuki Kosan, Inc.	16,400	297,704
	Aoyama Zaisan Networks Co. Ltd.	90,200	931,458
	Apaman Co. Ltd.	75,900	353,134
#	Ardepro Co. Ltd.	70,700	33,548
	Arealink Co. Ltd.	29,600	402,828
#	B-Lot Co. Ltd.	40,000	196,952
	Cosmos Initia Co. Ltd.	94,400	341,036
#	CRE, Inc.	20,300	318,456
	Daibiru Corp.	312,700	4,351,454
#	Dear Life Co. Ltd.	152,600	766,783
	Goldcrest Co. Ltd.	103,270	1,479,651
#	Good Com Asset Co. Ltd.	42,500	508,515
	Grandy House Corp.	95,600	407,699
	Heiwa Real Estate Co. Ltd.	228,000	7,198,186
	Ichigo, Inc.	756,500	2,264,633
*	Japan Asset Marketing Co. Ltd.	1,077,900	992,706
#	Japan Property Management Center Co. Ltd.	86,300	875,501
#	JSB Co. Ltd.	19,500	492,295
	Katitas Co. Ltd.	119,300	4,356,090
	Keihanshin Building Co. Ltd.	214,600	2,680,979
	Loadstar Capital KK	9,200	73,810
# *	Mirainovate Co. Ltd.	285,540	569,079
	Mugen Estate Co. Ltd.	64,200	276,610
	Nippon Commercial Development Co. Ltd.	84,600	1,284,980
	Nisshin Group Holdings Co. Ltd.	210,700	942,246
#	Property Agent, Inc.	9,200	222,816
#	Raysum Co. Ltd.	97,800	618,946
	SAMTY Co. Ltd.	180,350	4,010,535
	Sankyo Frontier Co. Ltd.	24,600	1,182,252
	Sansei Landic Co. Ltd.	29,100	212,886
	Shinoken Group Co. Ltd.	112,600	1,112,802
*	SRE Holdings Corp.	25,400	1,764,552
	Star Mica Holdings Co. Ltd.	87,800	1,162,116
	Starts Corp., Inc.	224,000	5,382,885

47

The Japanese Small Company Series
Continued

		Shares	Value»
REAL ESTATE — (Continued)
	Sun Frontier Fudousan Co. Ltd.	202,800	$1,903,107
	Sunnexta Group, Inc.	11,700	112,580
	Takara Leben Co. Ltd.	547,800	1,492,822
	Tenpo Innovation Co. Ltd.	3,100	25,589
	TOC Co. Ltd.	318,850	1,787,536
	Tokyo Rakutenchi Co. Ltd.	19,800	706,541
*	Tokyo Theatres Co., Inc.	47,099	518,617
	Tosei Corp.	202,900	1,950,435
	Urbanet Corp. Co. Ltd.	92,700	252,564
	Yoshicon Co. Ltd.	3,100	31,005
TOTAL REAL ESTATE			57,897,941

UTILITIES — (1.5%)
#	EF-ON, Inc.	88,520	647,868
	Electric Power Development Co. Ltd.	54,500	720,468
#	eRex Co. Ltd.	194,300	4,449,289
	Hiroshima Gas Co. Ltd.	322,200	1,059,848
#	Hokkaido Electric Power Co., Inc.	1,163,200	4,834,096
	Hokkaido Gas Co. Ltd.	98,500	1,319,254
#	Hokuriku Electric Power Co.	991,200	4,719,864
#	Hokuriku Gas Co. Ltd.	10,100	277,241
	K&O Energy Group, Inc.	100,400	1,438,692
	Nippon Gas Co. Ltd.	684,000	8,484,055
	Okinawa Electric Power Co., Inc.	300,516	3,686,854
	Saibu Gas Holdings Co. Ltd.	223,200	4,557,562
	Shikoku Electric Power Co., Inc.	656,500	4,275,643
	Shizuoka Gas Co. Ltd.	334,900	3,532,655
#	Toell Co. Ltd.	57,500	405,527
	West Holdings Corp.	143,603	8,026,221

TOTAL UTILITIES			52,435,137

TOTAL COMMON STOCKS Cost ($2,886,201,109)			3,387,960,476

			Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@ §	The DFA Short Term Investment Fund	5,314,587	61,489,772
TOTAL INVESTMENTS — (100.0%) (Cost $2,947,678,139)			$3,449,450,248
ST	Special Tax
»	Securities that have been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

48

The Japanese Small Company Series
Continued

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$105,693,477	—	$105,693,477
Consumer Discretionary	—	488,751,508	—	488,751,508
Consumer Staples	—	248,614,645	—	248,614,645
Energy	—	32,702,071	—	32,702,071
Financials	—	283,675,745	—	283,675,745
Health Care	—	151,194,373	—	151,194,373
Industrials	$15,163,165	1,017,204,125	—	1,032,367,290
Information Technology	—	525,226,600	—	525,226,600
Materials	—	409,401,689	—	409,401,689
Real Estate	—	57,897,941	—	57,897,941
Utilities	—	52,435,137	—	52,435,137
Securities Lending Collateral	—	61,489,772	—	61,489,772
TOTAL	$15,163,165	$3,434,287,083	—	$3,449,450,248

49

The Asia Pacific Small Company Series

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (97.8%)
AUSTRALIA — (59.7%)
*	3P Learning Ltd.	93,233	$98,463
#	5G Networks Ltd.	35,296	24,866
*	A2B Australia Ltd.	335,289	336,166
	Accent Group Ltd.	2,156,788	4,038,158
	Adairs Ltd.	929,029	2,592,949
	Adbri Ltd.	2,286,093	5,145,901
# *	Advance NanoTek Ltd.	9,653	25,602
	AGL Energy Ltd.	1,811,920	7,814,139
*	Ainsworth Game Technology Ltd.	484,397	493,147
# *	Alcidion Group Ltd.	407,251	117,592
# *	Alkane Resources Ltd.	3,127,231	2,097,776
*	Alliance Aviation Services Ltd.	254,500	715,010
	Altium Ltd.	49,728	1,385,255
# * ††	Altura Mining Ltd.	1,171,741	11,573
# *	AMA Group Ltd.	3,939,054	1,447,278
# *	American Pacific Borates Ltd.	10,282	14,229
*	AMP Ltd.	12,893,152	10,548,526
	Ansell Ltd.	244,194	5,846,649
	Appen Ltd.	398,987	3,251,157
*	Arafura Resources Ltd.	4,637,893	773,535
	ARB Corp. Ltd.	521,174	19,195,274
# *	Archer Materials Ltd.	367,184	406,489
# *	Ardent Leisure Group Ltd.	3,156,808	3,568,580
# *	Argosy Minerals Ltd.	1,030,094	226,973
*	Atomos Ltd.	322,939	341,539
	AUB Group Ltd.	496,714	8,186,503
# *	Audinate Group Ltd.	29,694	190,140
# *	Aurelia Metals Ltd.	6,805,751	1,935,915
	Austal Ltd.	2,278,005	3,237,704
	Austin Engineering Ltd.	129,055	22,818
# *	Australian Agricultural Co. Ltd.	3,315,760	3,944,294
#	Australian Ethical Investment Ltd.	129,906	1,342,427
	Australian Finance Group Ltd.	1,528,544	3,038,060
*	Australian Mines Ltd.	11,430,790	207,644
	Australian Pharmaceutical Industries Ltd.	2,800,624	3,181,008
*	Australian Potash Ltd.	426,553	36,901
# *	Australian Strategic Materials Ltd.	493,304	3,963,946
#	Australian Vintage Ltd.	3,159,274	1,984,709
	Auswide Bank Ltd.	135,553	699,858
#	Ava Risk Group Ltd.	27,751	9,422
#	AVJennings Ltd.	5,865,445	2,692,622
# *	AVZ Minerals Ltd.	1,847,793	496,027
* ††	Axsesstoday Ltd.	1,687	1
	Baby Bunting Group Ltd.	694,130	3,093,507
*	Bannerman Energy Ltd.	831,485	203,451
	Bapcor Ltd.	2,189,248	13,204,770
	Base Resources Ltd.	746,976	171,432
*	BCI Minerals Ltd.	1,088,804	415,538
#	Beach Energy Ltd.	7,632,087	8,017,554
	Beacon Lighting Group Ltd.	304,846	502,196
	Beacon Minerals Ltd.	1,286,438	30,829
	Bega Cheese Ltd.	1,973,378	8,082,900
	Bell Financial Group Ltd.	578,495	794,941
*	Bellevue Gold Ltd.	4,080,885	2,627,276
*	Betmakers Technology Group Ltd.	1,239,988	1,152,065
# *	Bigtincan Holdings Ltd.	1,280,517	1,134,987
*	Bionomics Ltd.	160,677	15,249
50

The Asia Pacific Small Company Series
Continued

		Shares	Value»
AUSTRALIA — (Continued)
*	Black Rock Mining Ltd.	1,277,236	$203,143
	Blackmores Ltd.	94,090	6,715,355
*	Boss Energy Ltd.	1,063,759	244,834
*	Botanix Pharmaceuticals Ltd.	688,967	31,322
	Bravura Solutions Ltd.	1,850,954	3,899,162
#	Breville Group Ltd.	681,670	15,172,506
	Brickworks Ltd.	486,532	8,731,553
	BWX Ltd.	911,626	3,204,521
*	Byron Energy Ltd.	89,192	9,420
*	Calidus Resources Ltd.	690,973	315,124
*	Calima Energy Ltd.	199,846	34,101
*	Calix Ltd.	399,626	1,566,067
	Capitol Health Ltd.	4,669,615	1,191,282
	Capral Ltd.	24,873	149,591
# *	Capricorn Metals Ltd.	774,872	1,496,820
*	Carbon Revolution Ltd.	44,883	35,542
	Cardno Ltd.	1,141,887	1,307,483
# *	Carnarvon Petroleum Ltd.	4,042,505	1,037,052
	Carsales.com Ltd.	553,743	10,362,825
#	Cash Converters International Ltd.	2,766,362	605,518
# *	Catapult Group International Ltd.	401,552	535,977
††	CDS Technologies Ltd.	13,276	0
	Cedar Woods Properties Ltd.	445,757	2,008,116
*	Central Petroleum Ltd.	759,474	69,002
††	Centrebet Litigatation	162,672	0
#	Centuria Capital Group	1,210,015	2,940,796
	Challenger Ltd.	2,321,555	12,194,726
*	Champion Iron Ltd.	1,088,458	3,635,725
*	City Chic Collective Ltd.	819,807	3,836,352
#	Class Ltd.	492,033	1,082,402
*	Clean Seas Seafood Ltd.	231,488	109,201
	Cleanaway Waste Management Ltd.	2,233,919	4,543,249
	ClearView Wealth Ltd.	79,552	47,260
	Clinuvel Pharmaceuticals Ltd.	201,161	5,894,864
#	Clover Corp. Ltd.	649,584	784,710
*	Cobalt Blue Holdings Ltd.	345,926	113,762
	Codan Ltd.	670,501	5,112,896
# *	Collection House Ltd.	2,084,920	251,532
	Collins Foods Ltd.	745,683	7,239,549
*	Comet Ridge Ltd.	455,837	41,254
# *	Cooper Energy Ltd.	11,268,438	2,462,545
# *	Core Lithium Ltd.	756,237	327,416
*	Corporate Travel Management Ltd.	650,080	12,044,252
	Costa Group Holdings Ltd.	2,751,728	6,084,280
	Credit Corp. Group Ltd.	442,571	10,527,755
	CSR Ltd.	3,109,441	13,958,892
*	Cynata Therapeutics Ltd.	78,248	36,307
*	Dacian Gold Ltd.	808,363	139,694
*	Danakali Ltd.	618,097	227,582
	Data#3 Ltd.	1,010,106	4,328,836
*	De Grey Mining Ltd.	1,668,250	1,387,786
*	Decmil Group Ltd.	508,303	120,806
# *	Deep Yellow Ltd.	571,545	431,532
	Deterra Royalties Ltd.	1,940,354	5,707,392
*	Develop Global Ltd.	75,746	35,838
#	Dicker Data Ltd.	331,254	3,756,117
	Domain Holdings Australia Ltd.	1,497,814	6,506,081
	Downer EDI Ltd.	2,071,013	9,901,826
	Eagers Automotive Ltd.	775,292	8,710,647

51

The Asia Pacific Small Company Series
Continued

		Shares	Value»
AUSTRALIA — (Continued)
	Earlypay Ltd.	819,564	$284,314
# *	Eclipx Group Ltd.	2,070,131	3,906,097
*	Ecofibre Ltd.	75,087	42,977
# *	Ecograf Ltd.	1,661,115	769,431
	Elanor Investor Group	286,472	463,691
	Elders Ltd.	1,009,369	9,169,814
# *	Electro Optic Systems Holdings Ltd.	454,671	1,095,211
*	Element 25 Ltd.	9,948	12,736
*	Elixir Energy Ltd.	2,250,692	442,807
*	Elmo Software Ltd.	3,116	12,478
	Emeco Holdings Ltd.	2,062,540	1,716,370
# *	EML Payments Ltd.	958,009	2,149,486
*	Energy Resources of Australia Ltd.	361,125	111,555
	Enero Group Ltd.	135,463	404,122
*	EnviroSuite Ltd.	1,131,191	187,897
	EQT Holdings Ltd.	119,114	2,531,775
	Estia Health Ltd.	1,663,088	2,629,983
	Eureka Group Holdings Ltd.	28,507	14,568
*	European Lithium Ltd.	239,881	24,361
	Euroz Ltd.	234,646	287,795
*	EVENT Hospitality & Entertainment Ltd.	546,035	6,759,184
*	Experience Co. Ltd.	75,480	20,510
	FAR Ltd.	127,715	78,955
	Finbar Group Ltd.	322,817	202,147
	Fleetwood Ltd.	513,721	923,513
# *	Flight Centre Travel Group Ltd.	448,941	6,793,392
*	Fluence Corp. Ltd.	116,395	15,747
# *	Freedom Foods Group Ltd.	362,595	128,223
*	Frontier Digital Ventures Ltd.	521,138	708,815
*	Future Metals NL	149,771	20,176
# *	G8 Education Ltd.	5,772,165	4,797,352
# *	Galan Lithium Ltd.	1,338,234	1,275,712
# *	Genetic Signatures Ltd.	118,531	124,063
*	Genex Power Ltd.	799,280	123,741
	Genworth Mortgage Insurance Australia Ltd.	2,014,114	3,499,007
*	Geopacific Resources Ltd.	33,316	7,741
#	Gold Road Resources Ltd.	5,348,824	5,547,749
	GR Engineering Services Ltd.	151,531	201,056
	GrainCorp Ltd., Class A	1,547,172	7,353,101
	Grange Resources Ltd.	1,717,658	740,842
# *	Greenland Minerals Ltd.	1,692,337	154,373
*	GTN Ltd.	15,394	5,975
	GUD Holdings Ltd.	769,603	7,123,001
	GWA Group Ltd.	1,516,127	3,112,270
	Hansen Technologies Ltd.	1,293,047	6,174,732
	Healius Ltd.	3,973,423	14,549,415
# *	Helloworld Travel Ltd.	51,370	105,407
*	Highfield Resources Ltd.	198,321	93,736
	Horizon Oil Ltd.	714,889	49,345
*	Hot Chili Ltd.	2,596,076	93,882
	HT&E Ltd.	1,686,962	2,443,876
#	HUB24 Ltd.	293,685	7,055,708
# *	Humm Group Ltd.	2,480,303	1,654,978
*	IDT Australia Ltd.	568,002	241,713
	IGO Ltd.	284,609	2,084,139
	Iluka Resources Ltd.	1,999,707	14,266,701
	Image Resources NL	371,646	54,523
	Imdex Ltd.	2,736,338	5,913,026
*	Immutep Ltd.	218,170	94,477

52

The Asia Pacific Small Company Series
Continued

		Shares	Value»
AUSTRALIA — (Continued)
# *	ImpediMed Ltd.	417,437	$58,073
	Infomedia Ltd.	2,799,017	2,915,593
#	Inghams Group Ltd.	2,191,759	6,148,038
	Intega Group Ltd.	1,127,842	764,773
	Integral Diagnostics Ltd.	1,113,404	3,937,504
*	Integrated Research Ltd.	791,910	907,513
*	Investigator Resources Ltd.	686,170	36,209
#	InvoCare Ltd.	945,502	8,100,895
*	ioneer Ltd.	9,580,838	4,958,516
	IOOF Holdings Ltd.	3,815,495	11,809,268
# *	IOUpay Ltd.	1,476,593	281,813
	IPH Ltd.	1,243,670	8,077,932
	IRESS Ltd.	1,225,060	11,168,044
	iSelect Ltd.	33,051	8,692
# *	iTech Minerals Pty Ltd.	61,274	12,676
	IVE Group Ltd.	580,082	782,036
*	Japara Healthcare Ltd.	1,594,623	1,679,378
# *	Jervois Global Ltd.	88,121	37,781
	Johns Lyng Group Ltd.	843,057	4,120,559
	Jumbo Interactive Ltd.	208,843	2,634,840
#	Jupiter Mines Ltd.	5,368,466	949,277
# *	Kalium Lakes Ltd.	348,799	46,200
# *	Karoon Energy Ltd.	3,575,159	4,919,065
*	KGL Resources Ltd.	143,604	70,480
# *	Kingsgate Consolidated Ltd.	1,079,815	1,308,704
#	Kogan.com Ltd.	451,741	3,405,352
*	Lake Resources NL	3,016,744	2,152,366
††	Lednium Technology Pty Ltd.	195,019	0
*	Legend Mining Ltd.	2,176,273	111,275
#	Lifestyle Communities Ltd.	337,712	5,575,753
	Link Administration Holdings Ltd.	2,206,818	7,266,102
# *	Livetiles Ltd.	344,818	32,761
#	Lovisa Holdings Ltd.	267,240	4,404,921
	Lycopodium Ltd.	42,182	139,594
*	Lynas Rare Earths Ltd.	1,615,350	9,011,232
	MA Financial Group Ltd.	150,840	930,671
	MACA Ltd.	1,622,774	936,880
*	Mach7 Technologies Ltd.	42,643	30,293
	Macmahon Holdings Ltd.	5,696,509	881,273
*	Macquarie Telecom Group Ltd.	8,100	434,465
*	Maggie Beer Holdings Ltd.	213,500	67,302
*	Matador Mining Ltd.	63,503	18,114
*	MaxiPARTS Ltd.	22,360	62,319
# *	Mayne Pharma Group Ltd.	9,518,774	2,439,668
	McMillan Shakespeare Ltd.	519,015	5,370,379
#	McPherson’s Ltd.	653,702	476,136
# *	Medical Developments International Ltd.	100,861	374,373
	Medusa Mining Ltd.	666,839	383,736
*	Megaport Ltd.	511,015	6,915,722
# *	Mesoblast Ltd.	2,382,780	2,867,965
# *	Metals X Ltd.	3,689,106	1,006,282
#	Metcash Ltd.	6,296,220	19,404,717
#	Michael Hill International Ltd.	1,490,263	1,111,847
# *	Mincor Resources NL	1,623,722	1,686,140
*	MMA Offshore Ltd.	1,249,410	411,196
#	MNF Group Ltd.	243,952	1,308,863
#	Monadelphous Group Ltd.	566,488	4,320,825
	Monash IVF Group Ltd.	1,738,681	1,232,837
	Money3 Corp. Ltd.	1,319,770	3,311,827

53

The Asia Pacific Small Company Series
Continued

		Shares	Value»
AUSTRALIA — (Continued)
*	MoneyMe Ltd.	55,212	$87,307
* ††	Morning Star Gold NL	332,749	0
	Motorcycle Holdings Ltd.	85,112	201,357
	Mount Gibson Iron Ltd.	3,904,651	1,242,784
††	Myanmar Metals Ltd.	49,486	9,772
*	Myer Holdings Ltd.	3,915,011	1,596,804
	MyState Ltd.	669,272	2,625,631
# *	Nanosonics Ltd.	931,208	4,184,954
	Navigator Global Investments Ltd.	901,466	1,275,679
# *	Nearmap Ltd.	3,251,840	5,447,079
# *	Neometals Ltd.	1,542,276	1,206,777
	Netwealth Group Ltd.	494,275	6,496,173
*	New Century Resources Ltd.	1,368,711	159,705
#	New Energy Solar	166,241	100,374
#	New Hope Corp. Ltd.	2,522,847	3,822,628
	nib holdings Ltd.	2,951,426	14,861,717
#	Nick Scali Ltd.	406,481	4,431,853
	Nickel Mines Ltd.	2,922,992	2,315,357
	Nine Entertainment Co. Holdings Ltd.	2,055,509	4,304,772
*	Nitro Software Ltd.	66,552	188,135
*	Novonix Ltd.	795,568	4,479,579
*	Noxopharm Ltd.	6,703	2,646
	NRW Holdings Ltd.	3,118,446	4,324,906
*	Nufarm Ltd.	1,868,539	6,153,549
	Objective Corp. Ltd.	41,344	651,081
	OFX Group Ltd.	1,725,518	2,069,627
*	Oklo Resources Ltd.	202,639	19,710
*	OM Holdings Ltd.	499,991	407,426
# *	Omni Bridgeway Ltd.	2,340,733	5,500,579
*	oOh!media Ltd.	3,417,957	4,691,493
*	Opthea Ltd.	748,332	724,072
*	Ora Banda Mining Ltd.	469,099	29,947
	Ora Banda Mining Ltd.	99,291	6,349
*	Orbital Corp. Ltd.	16,624	7,564
*	OreCorp Ltd.	130,901	64,878
*	Orocobre Ltd.	2,264,756	15,294,789
	Orora Ltd.	5,931,076	14,837,472
	Over the Wire Holdings Ltd.	49,802	202,624
	OZ Minerals Ltd.	418,051	7,952,112
	Pacific Current Group Ltd.	274,288	1,571,148
#	Pacific Smiles Group Ltd.	272,678	594,580
	Pact Group Holdings Ltd.	1,422,949	3,325,317
*	Paladin Energy Ltd.	8,765,451	5,825,099
*	Panoramic Resources Ltd.	9,516,699	1,725,741
# *	Pantoro Ltd.	2,479,808	408,279
*	Paradigm Biopharmaceuticals Ltd.	41,528	64,447
*	Peak Resources Ltd.	224,220	12,021
	Peet Ltd.	1,192,399	965,213
	Pendal Group Ltd.	2,058,779	10,413,306
# *	Peninsula Energy Ltd.	3,332,209	668,858
	People Infrastructure Ltd.	224,358	750,001
	Perenti Global Ltd.	4,332,628	3,354,171
	Perpetual Ltd.	376,124	10,750,588
*	Perseus Mining Ltd.	8,114,950	9,622,883
	Pinnacle Investment Management Group Ltd.	437,023	5,683,902
	Platinum Asset Management Ltd.	1,941,364	4,483,164
*	Poseidon Nickel Ltd.	9,770,353	691,281
# *	PPK Group Ltd.	22,761	224,446
# *	Praemium Ltd.	2,097,349	1,891,114

54

The Asia Pacific Small Company Series
Continued

		Shares	Value»
AUSTRALIA — (Continued)
	Premier Investments Ltd.	458,786	$10,647,565
#	Pro Medicus Ltd.	172,427	6,963,198
	Probiotec Ltd.	59,324	98,516
	Pro-Pac Packaging Ltd.	72,722	12,065
#	Propel Funeral Partners Ltd.	126,331	399,633
# *	Prospect Resources Ltd.	1,167,946	372,224
#	PSC Insurance Group Ltd.	148,932	513,367
	PWR Holdings Ltd.	441,250	3,140,720
*	PYC Therapeutics Ltd.	389,981	40,874
	QANTM Intellectual Property Ltd.	63,524	58,857
	Ramelius Resources Ltd.	4,854,858	5,791,920
*	ReadyTech Holdings Ltd.	174,702	497,108
#	Reckon Ltd.	391,834	304,981
*	Red 5 Ltd.	7,536,119	1,469,236
# *	Redbubble Ltd.	759,347	2,384,618
#	Regis Healthcare Ltd.	932,213	1,379,333
	Regis Resources Ltd.	4,825,314	7,236,274
*	Reject Shop Ltd.	150,958	789,573
	Reliance Worldwide Corp. Ltd.	3,629,454	15,959,122
#	Resimac Group Ltd.	61,439	79,372
# *	Resolute Mining Ltd.	8,007,059	2,516,395
*	Retail Food Group Ltd.	9,756,332	588,384
*	Rex Minerals Ltd.	26,619	5,238
	Ridley Corp. Ltd.	1,862,695	1,864,851
*	RPMGlobal Holdings Ltd.	778,285	1,148,582
# *	Rumble Resources Ltd.	178,014	60,292
* ††	Salmat Ltd.	667,137	0
	Sandfire Resources Ltd.	2,725,681	11,481,645
*	SciDev Ltd.	122,828	66,526
	SeaLink Travel Group Ltd.	397,469	2,201,979
*	SECOS Group Ltd	230,520	49,025
	Select Harvests Ltd.	880,705	4,922,645
#	Senex Energy Ltd.	1,216,209	4,063,686
#	Servcorp Ltd.	342,954	1,044,709
	Service Stream Ltd.	3,861,053	2,552,107
# *	Seven West Media Ltd.	5,839,397	2,014,759
#	SG Fleet Group Ltd.	536,168	1,031,205
	Shaver Shop Group Ltd.	582,158	450,477
*	Sheffield Resources Ltd.	129,910	32,306
	Shine Justice Ltd.	53,871	53,707
	Shriro Holdings Ltd.	24,206	19,136
	Sigma Healthcare Ltd.	6,192,917	2,655,513
*	Silex Systems Ltd.	51,736	51,534
# *	Silver Lake Resources Ltd.	5,791,755	7,334,685
# *	Silver Mines Ltd.	1,151,777	188,699
	Sims Ltd.	1,175,465	12,796,166
	SmartGroup Corp. Ltd.	865,067	5,236,968
# *	SomnoMed Ltd.	25,160	49,114
	Southern Cross Electrical Engineering Ltd.	250,621	124,517
	Southern Cross Media Group Ltd.	1,561,488	2,740,131
	Spark Infrastructure Group	10,978,157	23,274,771
# * ††	Speedcast International Ltd.	1,497,915	0
*	Spirit Technology Solutions Ltd.	391,679	79,955
#	SRG Global Ltd.	330,321	128,011
#	St Barbara Ltd.	4,977,669	5,473,442
*	Star Entertainment Grp Ltd.	3,941,041	10,951,914
*	Starpharma Holdings Ltd.	106,110	84,213
	Steadfast Group Ltd.	3,596,653	12,654,068
# *	Strike Energy Ltd.	3,623,606	465,726

55

The Asia Pacific Small Company Series
Continued

		Shares	Value»
AUSTRALIA — (Continued)
	Sunland Group Ltd.	1,168,149	$2,365,388
# *	Sunrise Energy Metals Ltd.	8,693	12,440
*	Sunstone Metals Ltd.	1,366,035	69,074
	Super Retail Group Ltd.	1,085,264	10,646,830
*	Superloop Ltd.	1,763,737	1,715,468
*	Syrah Resources Ltd.	3,222,455	3,071,116
	Tassal Group Ltd.	1,531,815	4,103,350
	Technology One Ltd.	1,674,190	15,547,005
# *	Temple & Webster Group Ltd.	225,148	2,169,205
* ††	Tiger Resources Ltd.	9,447,997	1,421
	Tribune Resources Ltd.	14,725	54,519
# *	Tyro Payments Ltd.	2,006,948	6,130,610
	United Malt Grp Ltd.	1,771,214	5,420,371
*	Uniti Group Ltd.	2,112,317	6,509,992
	VGI Partners Ltd.	7,907	29,526
††	Virgin Australia Holdings Ltd.	7,648,897	0
	Virtus Health Ltd.	589,189	2,468,172
	Vita Group Ltd.	865,126	540,169
Ω	Viva Energy Group Ltd.	3,849,100	6,781,472
# *	Viva Leisure Ltd.	84,215	144,962
# *	Vmoto Ltd.	267,457	83,996
# *	Volpara Health Technologies Ltd.	225,102	203,202
*	VRX Silica Ltd.	1,325,475	199,075
*	Wagners Holding Co. Ltd.	122,838	165,171
*	Walkabout Resources Ltd.	632,601	95,635
# *	Warrego Energy Ltd.	86,865	8,890
*	Webjet Ltd.	2,061,672	9,866,315
*	West African Resources Ltd.	4,328,674	4,205,910
	West African Resources Ltd.	495,169	484,238
	Western Areas Ltd.	2,254,139	5,397,436
	Westgold Resources Ltd.	2,445,087	3,577,865
# *	Whispir Ltd.	121,430	211,291
*	Whitehaven Coal Ltd.	5,382,983	10,652,888
*	Widgie Nickel Ltd.	265,653	45,963
*	Wiluna Mining Corp. Ltd.	48,336	37,372
# *	Zip Co. Ltd.	1,986,170	9,816,301
TOTAL AUSTRALIA			1,109,683,609

CHINA — (0.0%)
*	FIH Mobile Ltd.	611,000	95,045
	TK Group Holdings Ltd.	116,000	43,918
TOTAL CHINA			138,963

HONG KONG — (21.0%)
*	Aceso Life Science Group Ltd.	18,044,400	467,944
	Aeon Credit Service Asia Co. Ltd.	986,000	635,668
	Allied Group Ltd.	12,302,000	4,523,242
	Analogue Holdings Ltd.	532,000	121,781
	APAC Resources Ltd.	3,766,513	628,575
# *	Apollo Future Mobility Group Ltd.	8,436,000	583,791
*	Applied Development Holdings Ltd.	13,430,000	174,946
*	Arts Optical International Holdings Ltd.	322,000	28,650
	Asia Financial Holdings Ltd.	2,118,908	946,128
	Asia Standard Hotel Group Ltd.	3,601,654	92,941
	Asia Standard International Group Ltd.	12,088,917	1,423,635
*	Asiasec Properties Ltd.	1,913,000	400,443
	ASM Pacific Technology Ltd.	1,406,800	15,222,149
	Associated International Hotels Ltd.	952,000	1,584,926

56

The Asia Pacific Small Company Series
Continued

		Shares	Value»
HONG KONG — (Continued)
	Automated Systems Holdings Ltd.	340,400	$58,584
	Bank of East Asia Ltd.	2,803,600	4,604,266
††	Bel Global Resources Holdings Ltd.	2,576,000	0
	Best Mart 360 Holdings Ltd.	984,000	231,167
*	Blue River Holdings Ltd.	4,005,194	126,634
Ω	BOC Aviation Ltd.	563,000	4,926,685
	BOCOM International Holdings Co. Ltd.	1,889,000	423,369
#	BOE Varitronix Ltd.	3,807,293	4,271,261
††	Brightoil Petroleum Holdings Ltd.	9,034,000	326,620
	Build King Holdings Ltd.	630,000	80,165
	Cafe de Coral Holdings Ltd.	3,056,000	5,576,532
# *	Cathay Pacific Airways Ltd.	3,131,000	2,888,524
*	Century City International Holdings Ltd.	7,111,460	398,445
#	CGN Mining Co. Ltd.	5,570,000	728,977
	Chen Hsong Holdings	1,296,000	390,576
	Cheuk Nang Holdings Ltd.	771,714	256,469
	Chevalier International Holdings Ltd.	820,989	1,026,869
*	China Baoli Technologies Holdings Ltd.	114,750	5,598
# *	China Best Group Holding Ltd.	1,274,998	66,521
*	China Display Optoelectronics Technology Holdings Ltd.	6,152,000	473,392
*	China Energy Development Holdings Ltd.	55,346,000	1,209,424
	China Motor Bus Co. Ltd.	75,200	1,015,188
* ††	China Solar Energy Holdings Ltd.	1,669,500	7,242
# *	China Star Entertainment Ltd.	11,170,000	1,521,720
*	China Strategic Holdings Ltd.	80,821,250	509,141
	China Tonghai International Financial Ltd.	1,300,000	33,457
	Chinese Estates Holdings Ltd.	2,943,500	1,418,916
	Chinney Investments Ltd.	1,180,000	249,705
	Chow Sang Sang Holdings International Ltd.	2,417,000	3,433,775
	Chuang’s China Investments Ltd.	8,811,407	434,062
	Chuang’s Consortium International Ltd.	7,519,043	840,790
	CITIC Telecom International Holdings Ltd.	13,126,125	4,650,291
#	CK Life Sciences Int’l Holdings, Inc.	18,634,000	1,743,650
#	CMBC Capital Holdings Ltd.	17,640,000	214,877
	C-Mer Eye Care Holdings Ltd.	1,724,000	1,679,295
	CNQC International Holdings Ltd.	10,000	884
	CNT Group Ltd.	7,979,264	405,342
#	Convenience Retail Asia Ltd.	1,026,000	101,421
# *	Cowell e Holdings, Inc.	407,000	316,487
Ω	Crystal International Group Ltd.	210,500	67,071
	CSI Properties Ltd.	47,866,383	1,360,019
	Dah Sing Banking Group Ltd.	3,764,716	3,601,876
	Dah Sing Financial Holdings Ltd.	1,436,144	4,451,703
	Dickson Concepts International Ltd.	1,591,000	821,463
*	Digital Domain Holdings Ltd.	231,000	19,352
*	Dingyi Group Investment Ltd.	300,000	3,733
	Dynamic Holdings Ltd.	160,000	242,435
	Eagle Nice International Holdings Ltd.	2,166,000	1,280,878
#	EC Healthcare	1,377,097	1,980,767
	EcoGreen International Group Ltd.	1,994,640	433,994
*	Emperor Capital Group Ltd.	30,219,000	445,997
	Emperor Entertainment Hotel Ltd.	4,840,000	576,672
	Emperor International Holdings Ltd.	10,584,753	1,473,093
	Emperor Watch & Jewellery Ltd.	25,160,000	580,809
*	Energy International Investments Holdings Ltd.	1,960,000	17,886
*	ENM Holdings Ltd.	14,752,000	1,154,691
*	Esprit Holdings Ltd.	10,942,825	937,931
*	Eternity Investment Ltd.	820,000	23,160
	EuroEyes International Eye Clinic Ltd.	210,000	267,502

57

The Asia Pacific Small Company Series
Continued

		Shares	Value»
HONG KONG — (Continued)
#	Fairwood Holdings Ltd.	805,600	$1,709,749
	Far East Consortium International Ltd.	12,207,827	4,025,734
	First Pacific Co. Ltd.	15,728,000	6,282,684
*	First Shanghai Investments Ltd.	5,568,000	181,907
# * Ω	FIT Hon Teng Ltd.	1,652,000	331,251
# * Ω	Fosun Tourism Group	176,600	219,969
	Fountain SET Holdings Ltd.	6,120,000	1,097,290
	Four Seas Mercantile Holdings Ltd.	610,000	226,553
*	Freeman Fintech Corp. Ltd.	13,680,000	29,714
#	FSE Lifestyle Services Ltd.	599,000	512,111
# *	GBA Holdings Ltd.	18,640,000	23,957
	GDH Guangnan Holdings Ltd.	2,083,600	181,911
*	Genting Hong Kong Ltd.	5,824,000	513,907
	Get Nice Financial Group Ltd.	2,438,600	239,143
	Giordano International Ltd.	8,346,000	1,628,418
	Glorious Sun Enterprises Ltd.	3,932,000	414,282
	Gold Financial Holdings Ltd.	9,580,000	0
*	Gold Peak Industries Holdings Ltd.	3,029,642	250,545
	Golden Resources Development International Ltd.	4,082,500	293,541
* ††	Good Resources Holdings Ltd.	6,860,000	14,019
*	Goodbaby International Holdings Ltd.	5,972,000	867,066
*	GR Properties Ltd.	1,726,000	221,530
	Great Eagle Holdings Ltd.	1,089,446	2,997,493
*	Greentech Technology International Ltd.	11,720,000	143,657
*	G-Resources Group Ltd.	2,817,810	1,067,197
	Guoco Group Ltd.	2,000	23,371
	Guotai Junan International Holdings Ltd.	30,684,797	4,451,471
	Haitong International Securities Group Ltd.	20,434,400	4,697,146
	Hang Lung Group Ltd.	2,670,000	6,251,940
	Hanison Construction Holdings Ltd.	2,713,649	465,876
*	Hans Energy Co. Ltd.	2,208,000	109,774
#	Harbour Centre Development Ltd.	935,500	838,633
*	HK Asia Holdings Ltd.	226,000	121,992
	HKBN Ltd.	3,809,500	4,564,248
	HKR International Ltd.	7,078,969	2,824,590
	Hon Kwok Land Investment Co. Ltd.	388,800	154,965
*	Hong Kong ChaoShang Group Ltd.	1,440,000	165,139
	Hong Kong Ferry Holdings Co. Ltd.	1,007,300	713,720
	Hong Kong Technology Venture Co. Ltd.	1,973,000	2,969,489
*	Hongkong & Shanghai Hotels Ltd.	3,625,989	3,298,049
	Hongkong Chinese Ltd.	5,038,000	389,576
Ω	Honma Golf Ltd.	1,060,000	473,343
††	Hsin Chong Group Holdings Ltd.	10,243,403	86,366
*	Huafa Property Services Group Co. Ltd.	6,380,000	148,309
	Huasheng International Holding Ltd.	11,350,000	1,846,952
	Hung Hing Printing Group Ltd.	2,940,000	480,639
# *	Huobi Technology Holdings Ltd.	296,000	377,321
	Hutchison Telecommunications Hong Kong Holdings Ltd.	12,112,000	1,933,943
Ω	Hygeia Healthcare Holdings Co. Ltd.	235,000	2,063,005
*	Hypebeast Ltd.	2,635,000	388,008
	Hysan Development Co. Ltd.	2,302,000	7,991,549
# *	I-CABLE Communications Ltd.	4,080,000	35,658
	IGG, Inc.	8,547,000	7,946,770
*	Imagi International Holdings Ltd.	2,516,984	232,263
Ω	Impro Precision Industries Ltd.	340,000	104,127
	International Housewares Retail Co. Ltd.	2,042,000	708,850
*	IPE Group Ltd.	3,345,000	407,386
*	IRC Ltd.	35,846,266	1,144,279
*	ITC Properties Group Ltd.	5,873,292	783,924

58

The Asia Pacific Small Company Series
Continued

		Shares	Value»
HONG KONG — (Continued)
	Jacobson Pharma Corp. Ltd.	3,616,000	$270,991
	Johnson Electric Holdings Ltd.	2,868,054	6,348,320
	K Wah International Holdings Ltd.	1,588,000	635,222
*	Kader Holdings Co. Ltd.	378,000	21,162
*	Kam Hing International Holdings Ltd.	144,000	7,507
	Karrie International Holdings Ltd.	2,932,000	595,166
# *	Keck Seng Investments Hong Kong Ltd.	912,600	426,977
#	Kerry Logistics Network Ltd.	4,063,500	9,853,152
	Kerry Properties Ltd.	2,021,000	5,712,759
	Kingmaker Footwear Holdings Ltd.	1,878,955	210,166
#	Kowloon Development Co. Ltd.	3,057,000	3,619,142
*	KuangChi Science Ltd.	3,714,000	109,654
*	Kwoon Chung Bus Holdings Ltd.	44,000	12,303
*	Lai Sun Development Co. Ltd.	2,615,694	1,372,977
*	Lai Sun Garment International Ltd.	998,295	507,466
	Lam Soon Hong Kong Ltd.	325,310	649,896
*	Landing International Development Ltd.	6,932,800	213,543
	Landsea Green Properties Co. Ltd.	3,016,000	189,960
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	4,040,750	447,257
*	Lifestyle International Holdings Ltd.	3,577,000	1,871,916
	Lippo China Resources Ltd.	17,982,000	293,344
	Lippo Ltd.	1,161,700	408,457
	Liu Chong Hing Investment Ltd.	1,531,200	1,574,343
	L’Occitane International SA	2,278,500	8,149,516
	Luk Fook Holdings International Ltd.	3,577,000	9,748,695
	Lung Kee Bermuda Holdings	1,491,875	697,604
*	Magnificent Hotel Investment Ltd.	13,170,000	195,547
	Man Wah Holdings Ltd.	839,600	1,299,400
*	Mason Group Holdings Ltd.	111,713,399	345,155
	Master Glory Group Ltd.	972,981	6,103
	Matrix Holdings Ltd.	1,067,414	357,386
#	MECOM Power & Construction Ltd.	5,288,000	2,445,919
*	Meilleure Health International Industry Group Ltd.	2,262,000	130,171
	Melbourne Enterprises Ltd.	39,500	741,574
*	Melco International Development Ltd.	2,503,000	3,250,914
*	Midland Holdings Ltd.	2,901,987	419,917
	Ming Fai International Holdings Ltd.	1,728,000	110,222
#	Miramar Hotel & Investment	1,144,000	1,920,396
	Modern Dental Group Ltd.	2,354,000	1,996,669
*	Mongolian Mining Corp.	390,000	105,374
	NagaCorp Ltd.	3,872,000	3,553,859
#	Nameson Holdings Ltd.	7,744,000	534,562
	Nanyang Holdings Ltd.	133,500	672,210
	National Electronics Hldgs	2,668,600	367,946
* ††	National United Resources Holdings Ltd.	18,280,000	62,496
*	Neo-Neon Holdings Ltd.	2,315,500	142,571
# *	NewOcean Energy Holdings Ltd.	7,246,000	247,374
#	Nissin Foods Co. Ltd.	1,191,000	886,477
#	NWS Holdings Ltd.	6,214,000	6,170,724
	Oriental Watch Holdings	2,809,611	1,493,815
*	Oshidori International Holdings Ltd.	20,024,400	1,434,749
††	Pacific Andes International Holdings Ltd.	19,435,067	68,443
	Pacific Basin Shipping Ltd.	32,170,000	14,846,663
*	Pacific Century Premium Developments Ltd.	457,240	37,544
	Pacific Textiles Holdings Ltd.	7,715,000	3,852,957
	Pak Fah Yeow International Ltd.	5,000	1,077
*	Paliburg Holdings Ltd.	3,180,830	828,173
# *	Paradise Entertainment Ltd.	3,672,000	415,444
	PC Partner Group Ltd.	1,752,000	2,218,334

59

The Asia Pacific Small Company Series
Continued

		Shares	Value»
HONG KONG — (Continued)
	PCCW Ltd.	13,174,545	$6,782,641
# ††	Peace Mark Holdings Ltd.	2,479,870	0
*	Pegasus International Holdings Ltd.	36,000	3,681
	Pentamaster International Ltd.	1,550,000	222,866
#	Perfect Medical Health Management Ltd.	3,063,000	2,322,802
	Pico Far East Holdings Ltd.	5,142,000	851,297
	Playmates Holdings Ltd.	7,082,000	739,155
	Plover Bay Technologies Ltd.	2,160,000	784,361
	Pokfulam Development Co. Ltd.	62,000	91,677
*	PT International Development Co. Ltd.	8,347,150	364,951
	Public Financial Holdings Ltd.	2,848,000	896,309
††	PYXIS Group Ltd.	1,936,000	0
* Ω	Razer, Inc.	11,925,000	2,864,385
*	Regal Hotels International Holdings Ltd.	2,953,800	1,207,647
Ω	Regina Miracle International Holdings Ltd.	1,983,000	942,234
*	Renco Holdings Group Ltd.	103,000	1,621
# *	Sa Sa International Holdings Ltd.	5,060,960	1,105,812
	Safety Godown Co. Ltd.	1,200,000	540,552
* Ω	Samsonite International SA	2,004,900	4,312,560
	SAS Dragon Holdings Ltd.	2,182,000	1,284,082
	SEA Holdings Ltd.	1,657,523	1,189,590
*	Shangri-La Asia Ltd.	3,320,000	2,700,617
#	Shenwan Hongyuan HK Ltd.	3,511,250	442,088
*	Shun Ho Property Investments Ltd.	1,254,757	201,695
*	Shun Tak Holdings Ltd.	11,609,419	3,173,677
*	Sincere Watch Hong Kong Ltd.	1,400,000	9,066
	Sing Tao News Corp. Ltd.	1,974,000	162,745
#	Singamas Container Holdings Ltd.	8,118,000	955,964
# *	SJM Holdings Ltd.	5,597,000	4,162,598
	SmarTone Telecommunications Holdings Ltd.	2,003,481	1,168,509
	Solomon Systech International Ltd.	10,960,000	1,065,676
	Soundwill Holdings Ltd.	600,500	598,850
*	South China Holdings Co. Ltd.	17,774,502	201,540
	Stella International Holdings Ltd.	2,697,500	3,222,825
# *	Summit Ascent Holdings Ltd.	7,364,000	468,945
	Sun Hung Kai & Co. Ltd.	5,183,429	2,692,847
	SUNeVision Holdings Ltd.	2,552,000	2,343,097
	TAI Cheung Holdings Ltd.	2,329,000	1,460,587
	Tai Sang Land Development Ltd.	798,910	420,484
#	Tan Chong International Ltd.	1,176,000	305,595
#	Tao Heung Holdings Ltd.	1,396,000	157,605
*	Television Broadcasts Ltd.	1,972,400	1,533,764
*	Termbray Industries International Holdings Ltd.	1,310,900	41,150
	Texhong Textile Group Ltd.	126,500	188,756
	Texwinca Holdings Ltd.	4,008,000	820,770
# *	Theme International Holdings Ltd.	11,240,000	1,373,391
	Tian Teck Land Ltd.	1,024,000	670,348
*	Town Health International Medical Group Ltd.	3,656,115	258,920
	Tradelink Electronic Commerce Ltd.	6,126,000	880,941
	Transport International Holdings Ltd.	1,576,602	2,667,619
*	Trendzon Holdings Group Ltd.	3,336,000	415,906
	United Laboratories International Holdings Ltd.	6,644,000	4,220,394
*	Universal Technologies Holdings Ltd.	1,730,000	44,715
††	Untrade Convoy	32,922,000	132,441
††	Untrade CW Group Holdings	1,361,500	7,577
††	Untrade Mh Development NPV	3,238,000	90,517
††	Untrade.Burwill	37,300,960	63,762
* ††	Up Energy Development Group Ltd.	3,929,000	12,221
*	Value Convergence Holdings Ltd.	2,428,000	128,755

60

The Asia Pacific Small Company Series
Continued

		Shares	Value»
HONG KONG — (Continued)
#	Value Partners Group Ltd.	5,740,000	$2,938,390
	Vanke Overseas Investment Holding Co. Ltd.	16,000	4,981
	Vedan International Holdings Ltd.	3,576,000	362,848
#	Vitasoy International Holdings Ltd.	2,731,000	6,582,983
*	Vobile Group Ltd.	3,598,000	3,165,704
# Ω	VPower Group International Holdings Ltd.	4,895,397	956,760
	VSTECS Holdings Ltd.	6,261,600	5,909,042
	VTech Holdings Ltd.	1,345,100	10,357,891
	Wai Kee Holdings Ltd.	6,658,738	3,199,986
	Wang On Group Ltd.	41,740,000	391,333
*	Wealthking Investments Ltd.	7,296,000	680,292
	Wing On Co. International Ltd.	759,000	1,744,764
#	Wing Tai Properties Ltd.	2,187,331	1,181,787
	YGM Trading Ltd.	44,000	10,299
*	YT Realty Group Ltd.	1,968,124	441,126
	YTO Express Holdings Ltd.	716,000	307,652
*	Yue Yuen Industrial Holdings Ltd.	2,428,000	5,153,942
# *	Yunfeng Financial Group Ltd.	612,000	163,223
#	Zensun Enterprises Ltd.	816,000	463,737
*	Zhaobangji Properties Holdings Ltd.	856,000	53,360
TOTAL HONG KONG			391,041,411

NEW ZEALAND — (6.5%)
*	AFT Pharmaceuticals Ltd.	22,057	64,761
*	Air New Zealand Ltd.	421,967	505,363
	Arvida Group Ltd.	944,332	1,350,442
	Briscoe Group Ltd.	29,096	144,349
	Chorus Ltd.	2,826,320	12,906,707
	Colonial Motor Co. Ltd.	144,588	1,096,749
#	Comvita Ltd.	50,282	133,917
	Delegat Group Ltd.	6,400	67,000
# *	Eroad Ltd.	24,092	91,587
#	Freightways Ltd.	976,177	9,063,774
	Genesis Energy Ltd.	939,415	2,194,961
# *	Gentrack Group Ltd.	71,302	98,623
	Hallenstein Glasson Holdings Ltd.	319,156	1,602,096
	Heartland Group Holdings Ltd.	2,110,558	3,552,308
	Infratil Ltd.	3,435,660	20,385,406
#	Investore Property Ltd.	567,273	765,388
	Kathmandu Holdings Ltd.	2,509,713	2,858,706
	Mainfreight Ltd.	156,515	10,085,924
*	Millennium & Copthorne Hotels New Zealand Ltd.	366,312	610,655
	Napier Port Holdings Ltd.	46,155	101,233
# *	NEW Zealand King Salmon Investments Ltd.	63,420	65,028
# *	New Zealand Refining Co. Ltd.	931,091	565,900
	NZME Ltd.	945,851	792,045
#	NZX Ltd.	1,462,869	1,815,794
	Oceania Healthcare Ltd.	1,212,994	1,215,710
# *	Pacific Edge Ltd.	1,268,695	1,337,128
	PGG Wrightson Ltd.	120,785	390,175
*	Plexure Group Ltd.	27,580	11,052
# *	Pushpay Holdings Ltd.	2,728,665	3,720,801
*	Rakon Ltd.	121,779	133,627
*	Restaurant Brands New Zealand Ltd.	165,154	1,843,578
††	Richina Pacific Ltd.	274,180	0
# *	Sanford Ltd.	373,306	1,351,964
#	Scales Corp. Ltd.	436,710	1,677,458
	Scott Technology Ltd.	47,901	113,934
*	Serko Ltd.	112,431	630,094

61

The Asia Pacific Small Company Series
Continued

		Shares	Value»
NEW ZEALAND — (Continued)
	Skellerup Holdings Ltd.	788,235	$3,519,333
*	SKY Network Television Ltd.	313,454	426,139
	SKYCITY Entertainment Group Ltd.	4,937,567	11,322,406
	Steel & Tube Holdings Ltd.	575,667	491,534
	Summerset Group Holdings Ltd.	985,298	10,250,669
# *	Synlait Milk Ltd.	449,820	1,160,836
# *	Tourism Holdings Ltd.	705,776	1,389,954
	TOWER Ltd.	2,257,219	1,027,282
#	Trustpower Ltd.	237,979	1,267,444
	Turners Automotive Group Ltd.	109,772	342,868
# *	Vista Group International Ltd.	465,639	844,580
	Warehouse Group Ltd.	360,516	1,041,649
	Z Energy Ltd.	1,685,119	4,349,071
TOTAL NEW ZEALAND			120,778,002

SINGAPORE — (10.5%)
* ††	Abterra Ltd.	230,320	1,247
	Accordia Golf Trust	5,267,200	0
	AEM Holdings Ltd.	798,900	2,488,093
# *	Amara Holdings Ltd.	974,800	271,884
	Ascendas India Trust	5,500,000	5,682,306
#	Avarga Ltd.	2,626,500	573,752
# *	Banyan Tree Holdings Ltd.	783,400	197,733
# * ††	Best World International Ltd.	2,911,550	545,821
#	Bonvests Holdings Ltd.	950,000	662,645
	Boustead Singapore Ltd.	2,200,482	1,666,105
#	Bukit Sembawang Estates Ltd.	1,207,603	4,687,060
	Bund Center Investment Ltd.	659,825	251,226
# *	Centurion Corp. Ltd.	1,405,100	344,044
#	China Aviation Oil Singapore Corp. Ltd.	2,623,199	1,947,194
	China Sunsine Chemical Holdings Ltd.	3,754,300	1,419,217
#	Chip Eng Seng Corp. Ltd.	3,787,600	1,205,226
#	Chuan Hup Holdings Ltd.	3,937,600	744,973
	Civmec Ltd.	162,700	85,560
	ComfortDelGro Corp. Ltd.	7,004,400	8,118,014
# *	COSCO Shipping International Singapore Co. Ltd.	6,883,000	1,404,224
# *	Creative Technology Ltd.	321,100	505,736
#	CSE Global Ltd.	2,544,600	971,722
#	Dasin Retail Trust	296,700	101,200
#	Del Monte Pacific Ltd.	2,230,164	643,430
#	Delfi Ltd.	979,700	558,874
††	DMX Technologies Group Ltd.	2,096,000	0
# * ††	Ezion Holdings Ltd.	9,845,878	59,141
# * ††	Ezra Holdings Ltd.	8,161,986	12,468
#	Far East Orchard Ltd.	1,230,903	1,015,410
#	First Resources Ltd.	5,495,400	7,249,425
#	First Sponsor Group Ltd.	484,728	484,951
#	Food Empire Holdings Ltd.	1,450,100	882,021
	Fraser & Neave Ltd.	301,200	323,893
	Frencken Group Ltd.	1,854,400	3,147,646
#	Fu Yu Corp. Ltd.	3,744,900	804,963
*	Gallant Venture Ltd.	5,386,600	515,048
#	Geo Energy Resources Ltd.	3,758,000	950,569
#	GK Goh Holdings Ltd.	1,462,565	1,225,122
#	Golden Agri-Resources Ltd.	37,540,100	7,362,536
*	Golden Energy & Resources Ltd.	763,800	201,161
*	GP Industries Ltd.	447,609	195,830
#	GuocoLand Ltd.	1,910,914	2,410,022
# *	Halcyon Agri Corp. Ltd.	1,635,533	321,260

62

The Asia Pacific Small Company Series
Continued

		Shares	Value»
SINGAPORE — (Continued)
	Hanwell Holdings Ltd.	1,562,419	$475,263
	Haw Par Corp. Ltd.	385,000	3,597,935
#	Hiap Hoe Ltd.	498,000	243,610
	Ho Bee Land Ltd.	1,633,500	3,412,989
#	Hong Fok Corp. Ltd.	3,457,994	2,023,620
††	Hong Fok Land Ltd.	1,210,000	0
#	Hong Leong Asia Ltd.	1,850,900	1,156,422
#	Hong Leong Finance Ltd.	1,002,000	1,790,242
	Hotel Grand Central Ltd.	1,632,854	1,272,691
#	Hour Glass Ltd.	1,806,732	2,620,806
	HRnetgroup Ltd.	130,100	78,729
	Hutchison Port Holdings Trust	24,983,000	5,381,588
	Hwa Hong Corp. Ltd.	2,123,500	537,125
# * ††	Hyflux Ltd.	3,707,700	228,208
#	iFAST Corp. Ltd.	854,900	5,498,498
*	Indofood Agri Resources Ltd.	3,097,300	758,406
#	InnoTek Ltd.	336,600	191,884
#	ISDN Holdings Ltd.	378,544	174,025
#	Japfa Ltd.	3,020,210	1,539,373
# ††	Jurong Technologies Industrial Corp. Ltd.	2,227,680	0
# ††	k1 Ventures Ltd.	1,005,220	0
	Keppel Infrastructure Trust	19,128,646	7,523,026
	Koufu Group Ltd.	193,700	94,067
	KSH Holdings Ltd.	1,278,300	341,239
#	Low Keng Huat Singapore Ltd.	949,800	337,956
	Lum Chang Holdings Ltd.	1	0
*	Mandarin Oriental International Ltd.	1,481,300	3,442,162
#	Metro Holdings Ltd.	3,045,192	1,728,070
	Mewah International, Inc.	89,000	26,148
#	Micro-Mechanics Holdings Ltd.	98,700	242,223
# * ††	Midas Holdings Ltd.	8,576,553	228,963
# *	mm2 Asia Ltd.	7,042,000	309,091
	NetLink NBN Trust	2,903,200	2,195,058
#	NSL Ltd.	409,900	246,722
# *	Oceanus Group Ltd.	8,888,300	264,276
#	OUE Ltd.	2,165,100	2,217,865
#	Oxley Holdings Ltd.	7,895,363	1,171,154
	Pacific Century Regional Developments Ltd.	179,000	49,793
	Pan-United Corp. Ltd.	2,435,750	550,931
#	Propnex Ltd.	326,000	462,093
#	Q&M Dental Group Singapore Ltd.	1,886,160	791,506
#	QAF Ltd.	1,625,480	1,056,570
*	Raffles Education Corp. Ltd.	3,525,323	202,469
	Raffles Medical Group Ltd.	7,677,232	7,808,858
#	Riverstone Holdings Ltd.	2,738,600	1,748,740
*	Roxy-Pacific Holdings Ltd.	505,740	176,851
#	SBS Transit Ltd.	839,000	1,874,300
	Sembcorp Industries Ltd.	6,027,400	8,995,759
# *	Sembcorp Marine Ltd.	102,331,679	5,998,526
	Sheng Siong Group Ltd.	4,752,300	5,011,321
*	SHS Holdings Ltd.	2,175,300	249,980
# *	SIA Engineering Co. Ltd.	1,802,600	2,902,951
#	SIIC Environment Holdings Ltd.	5,890,920	986,743
#	Sinarmas Land Ltd.	7,118,700	1,429,996
	Sing Holdings Ltd.	1,579,500	444,580
	Sing Investments & Finance Ltd.	350,675	383,926
	Singapore Land Group Ltd.	101,169	202,771
	Singapore Post Ltd.	11,581,800	5,630,069
	Singapore Press Holdings Ltd.	7,439,300	10,978,277

63

The Asia Pacific Small Company Series
Continued

		Shares	Value»
SINGAPORE — (Continued)
	Singapore Shipping Corp. Ltd.	1,640,700	$335,346
#	Stamford Land Corp. Ltd.	3,272,400	1,225,339
#	StarHub Ltd.	5,788,500	5,325,579
	Straco Corp. Ltd.	130,000	48,498
	Straits Trading Co. Ltd.	277,300	748,184
# * ††	Swiber Holdings Ltd.	2,895,250	43,799
*	Thomson Medical Group Ltd.	178,300	11,246
	Tiong Woon Corp. Holding Ltd.	26,600	9,481
#	Tuan Sing Holdings Ltd.	4,871,775	1,776,903
#	UMS Holdings Ltd.	3,016,468	2,965,469
	United Overseas Insurance Ltd.	181,850	938,986
	UOB-Kay Hian Holdings Ltd.	2,435,762	2,855,423
#	Valuetronics Holdings Ltd.	2,911,150	1,252,749
#	Vicom Ltd.	557,500	851,727
#	Wee Hur Holdings Ltd.	2,891,900	420,903
	Wing Tai Holdings Ltd.	4,019,667	5,784,442
#	Yeo Hiap Seng Ltd.	228,759	146,075
TOTAL SINGAPORE			196,265,345

UNITED STATES — (0.1%)
	Clean Seas Seafood Ltd.	16,006	7,525
* Ω	Frontage Holdings Corp.	2,032,000	1,182,156
TOTAL UNITED STATES			1,189,681
TOTAL COMMON STOCKS			1,819,097,011

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
	Catapult Group International Ltd.	51,120	68,066
RIGHTS/WARRANTS—(0.0%)
AUSTRALIA — (0.0%)
*	Decmil Group Ltd. Warrants 09/15/22	5,306	0
*	Orbital Corp. Ltd. Rights 11/05/2021	2,771	138
TOTAL AUSTRALIA			138

HONG KONG — (0.0%)
*	APAC Resources Ltd. Warrants 10/06/22	753,303	7,842
NEW ZEALAND — (0.0%)
*	Arvida Group Ltd. Rights 11/08/21	143,733	15,450
SINGAPORE — (0.0%)
# *	Ezion Holdings Ltd. Warrants 04/16/23	5,659,201	0
*	First Sponsor Group Ltd. Warrants 03/21/29	74,981	16,264
TOTAL SINGAPORE			16,264
TOTAL RIGHTS/WARRANTS			39,694
TOTAL INVESTMENT SECURITIES (Cost $1,603,374,310)			1,819,204,771

64

The Asia Pacific Small Company Series
Continued

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@ §	The DFA Short Term Investment Fund	3,509,676	$40,606,949
TOTAL INVESTMENTS — (100.0%) (Cost $1,643,976,673)			$1,859,811,720
SA	Special Assessment
»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$12,676	$1,109,648,166	$22,767	$1,109,683,609
China	—	138,963	—	138,963
Hong Kong	—	390,169,707	871,704	391,041,411
New Zealand	—	120,778,002	—	120,778,002
Singapore	—	195,145,698	1,119,647	196,265,345
United States	—	1,189,681	—	1,189,681
Preferred Stocks
Australia	—	68,066	—	68,066
Rights/Warrants
Australia	—	138	—	138
Hong Kong	—	7,842	—	7,842
New Zealand	—	15,450	—	15,450
Singapore	—	16,264	—	16,264
Securities Lending Collateral	—	40,606,949	—	40,606,949
TOTAL	$12,676	$1,857,784,926	$2,014,118^	$1,859,811,720

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

65

The United Kingdom Small Company Series

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (3.8%)
	4imprint Group PLC	160,938	$6,296,877
	Airtel Africa PLC	830,930	1,245,743
*	Ascential PLC	1,145,626	6,326,013
	Bloomsbury Publishing PLC	295,950	1,461,893
	Centaur Media PLC	254,249	191,351
# *	Cineworld Group PLC	3,048,461	2,552,856
	Daily Mail & General Trust PLC, Class A	1,003,074	14,237,131
	Euromoney Institutional Investor PLC	713,021	10,198,518
*	Frontier Developments PLC	43,663	1,471,126
	Future PLC	149,013	7,188,883
	Gamma Communications PLC	143,616	3,550,575
*	Helios Towers PLC	926,658	1,958,811
# *	Hyve Group PLC	1,505,164	2,239,423
	Next Fifteen Communications Group PLC	59,689	1,005,901
	Reach PLC	2,516,899	10,915,457
	STV Group PLC	4,918	23,231
*	Tremor International Ltd.	116,315	1,082,701
*	Tremor International Ltd., ADR	2,906	55,069
TOTAL COMMUNICATION SERVICES			72,001,559

CONSUMER DISCRETIONARY — (19.8%)
	888 Holdings PLC	2,222,037	11,635,677
*	AO World PLC	272,456	546,311
*	ASOS PLC	4,675	158,720
*	Aston Martin Lagonda Global Holdings PLC	117,010	2,731,264
	Bellway PLC	417,887	18,961,147
*	Boohoo Group PLC	488,696	1,215,514
*	Card Factory PLC	877,458	567,562
	Coats Group PLC	2,622,958	2,314,725
*	Countryside Properties PLC	2,922,469	18,812,341
	Crest Nicholson Holdings PLC	1,805,488	8,812,217
	Currys PLC	5,059,710	8,413,051
# *	DFS Furniture PLC	1,210,341	4,518,163
# *	Dignity PLC	211,780	2,052,178
	Domino’s Pizza Group PLC	3,262,553	17,283,266
	Dunelm Group PLC	675,505	11,843,897
*	Frasers Group PLC	1,628,144	14,351,413
*	Fuller Smith & Turner PLC, Class A	146,090	1,357,253
	Games Workshop Group PLC	157,764	20,837,762
	Greggs PLC	636,335	26,596,851
*	Gym Group PLC	896,017	3,167,451
	Halfords Group PLC	1,283,527	4,677,396
	Headlam Group PLC	491,873	3,059,781
	Henry Boot PLC	533,746	2,048,515
*	Hollywood Bowl Group PLC	254,974	829,646
*	Hostelworld Group PLC	163,985	161,654
	Inchcape PLC	2,550,326	28,784,465
*	J D Wetherspoon PLC	525,236	7,371,714
*	Joules Group PLC	3,586	9,826
*	Lookers PLC	1,331,856	1,163,687
*	Marks & Spencer Group PLC	7,572,745	19,035,955
*	Marston’s PLC	4,823,710	5,242,271
*	Mitchells & Butlers PLC	2,125,468	7,371,854
	MJ Gleeson PLC	240,572	2,513,130
	Moneysupermarket.com Group PLC	3,347,796	9,719,462

66

The United Kingdom Small Company Series
Continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
*	Motorpoint group PLC	51,520	$252,614
# *	N Brown Group PLC	948,958	562,444
*	On the Beach Group PLC	785,744	3,206,875
*	Pendragon PLC	3,945,379	992,462
	Pets at Home Group PLC	3,262,961	21,532,073
*	Photo-Me International PLC	1,417,580	1,281,415
*	Playtech PLC	1,947,421	18,527,516
*	PPHE Hotel Group Ltd.	14,433	275,323
*	Rank Group PLC	1,021,186	2,294,918
	Redrow PLC	1,602,850	14,112,668
*	Restaurant Group PLC	1,104,930	1,332,698
	Smiths News PLC	23,379	12,165
*	Sportech PLC	170,201	88,318
*	SSP Group PLC	3,521,147	12,405,283
*	Studio Retail Group PLC	220,669	779,857
*	Superdry PLC	426,248	1,688,560
*	Ted Baker PLC	283,991	524,315
	TI Fluid Systems PLC, Class B	191,328	693,240
*	Topps Tiles PLC	785,944	674,828
*	Vertu Motors PLC	866,751	727,473
	Vistry Group PLC	898,922	15,053,083
	Vitec Group PLC	211,417	4,154,319
	Vivo Energy PLC	448,203	648,283
*	Watches of Switzerland Group PLC	82,051	1,274,061
*	WH Smith PLC	25,517	546,227
	Wickes Group PLC	1,628,880	4,793,484
*	Young & Co’s Brewery PLC, Class A	2,075	42,181
TOTAL CONSUMER DISCRETIONARY			376,642,802

CONSUMER STAPLES — (6.7%)
	AG Barr PLC	730,610	4,954,936
	Anglo-Eastern Plantations PLC	122,466	1,274,595
	Bakkavor Group PLC	110,157	189,903
	Britvic PLC	1,748,990	21,232,260
*	C&C Group PLC	1,257,529	4,450,663
	Carr’s Group PLC	349,511	700,823
	Cranswick PLC	374,680	17,707,906
	Devro PLC	1,278,497	3,770,252
	Fevertree Drinks PLC	655,368	20,392,946
*	Greencore Group PLC	4,134,804	7,310,856
	Hilton Food Group PLC	295,693	4,729,245
*	McBride PLC	895,746	856,435
*	Naked Wines PLC	26,543	270,029
	Nichols PLC	2,884	46,211
	Premier Foods PLC	4,717,225	7,080,253
	PZ Cussons PLC	1,740,700	5,113,939
	Stock Spirits Group PLC	1,171,974	6,006,453
	Tate & Lyle PLC	2,419,131	21,435,384
TOTAL CONSUMER STAPLES			127,523,089

ENERGY — (2.3%)
††	Afren PLC	5,446,344	0
	Cairn Energy PLC	3,963,896	9,896,315
	Diversified Energy Co. PLC	1,900,047	3,001,526
# *	Energean PLC	138,219	1,698,430
*	EnQuest PLC	11,912,092	3,917,508
	Genel Energy PLC	814,940	1,681,810
	Gulf Keystone Petroleum Ltd.	1,529,511	4,154,608

67

The United Kingdom Small Company Series
Continued

		Shares	Value»
ENERGY — (Continued)
*	Harbour Energy PLC	333,426	$1,595,891
	Hunting PLC	828,220	1,916,786
*	John Wood Group PLC	3,684,499	10,744,148
*	Lamprell PLC	1,293,820	727,110
*	Pantheon Resources PLC	48,702	51,723
# *	Petrofac Ltd.	1,346,240	2,384,350
	Petrofac Ltd.	336,560	66,787
*	Pharos Energy PLC	1,027,575	281,445
	Serica Energy PLC	388,471	1,094,561
*	Tullow Oil PLC	1,789,524	1,123,802
TOTAL ENERGY			44,336,800

FINANCIALS — (16.6%)
	AJ Bell PLC	419,539	2,351,555
# *	Allied Minds PLC	211,640	66,532
	Ashmore Group PLC	2,404,758	11,110,795
	Bank of Georgia Group PLC	274,167	5,689,609
*	Beazley PLC	3,279,338	17,442,492
	Brewin Dolphin Holdings PLC	2,220,611	11,444,811
	Brooks Macdonald Group PLC	628	23,988
	Burford Capital Ltd.	809,269	8,299,070
	Charles Stanley Group PLC	124,654	875,462
	Chesnara PLC	863,650	3,407,525
	Close Brothers Group PLC	970,236	19,112,250
	CMC Markets PLC	874,248	3,003,720
*	Funding Circle Holdings PLC	104,248	223,718
*	Georgia Capital PLC	33,598	277,740
	Hiscox Ltd.	1,621,850	18,452,426
	IG Group Holdings PLC	2,149,742	23,326,151
	Impax Asset Management Group PLC	89,179	1,338,923
	IntegraFin Holdings PLC	287,416	2,248,281
	International Personal Finance PLC	828,317	1,442,661
	Investec PLC	1,348,593	6,107,733
	IP Group PLC	6,251,874	10,317,577
	JTC PLC	74,078	785,218
	Jupiter Fund Management PLC	3,085,503	10,568,023
*	Just Group PLC	6,985,205	8,739,929
	Lancashire Holdings Ltd.	1,512,763	10,441,311
	Liontrust Asset Management PLC	55,063	1,641,520
	Man Group PLC	9,599,081	30,488,754
	Morses Club PLC	15,836	13,330
	Mortgage Advice Bureau Holdings Ltd.	2,530	46,165
	Ninety One PLC	526,116	1,868,032
	Numis Corp. PLC	300,713	1,383,990
	OSB Group PLC	1,143,372	7,886,988
	Paragon Banking Group PLC	1,977,656	14,825,635
	Plus500 Ltd.	498,479	8,974,138
	Polar Capital Holdings PLC	190,688	2,166,767
*	Provident Financial PLC	1,557,178	7,866,798
	Quilter PLC	10,641,392	22,656,903
	Rathbone Brothers PLC	353,424	9,502,289
	Record PLC	18,948	21,545
	River & Mercantile Group PLC	10,512	40,874
	S&U PLC	26,232	1,040,695
	Sabre Insurance Group PLC	203,569	545,283
*	Saga PLC	652,538	2,776,959
	Sanne Group PLC	52,058	643,594
	TBC Bank Group PLC	37,730	809,393
	TP ICAP Group PLC	4,098,971	8,704,684

68

The United Kingdom Small Company Series
Continued

		Shares	Value»
FINANCIALS — (Continued)
*	Virgin Money UK PLC	5,337,722	$14,829,830
††	Waterloo Investment Holdings Ltd.	4,000	0
TOTAL FINANCIALS			315,831,666

HEALTH CARE — (3.2%)
*	4d pharma PLC	42,478	35,632
	Advanced Medical Solutions Group PLC	351,883	1,569,321
	Alliance Pharma PLC	1,864,448	2,621,074
	CareTech Holdings PLC	287,551	2,450,411
*	Circassia Group PLC	202,629	118,884
	Clinigen Group PLC	380,086	3,191,152
*	CVS Group PLC	436,875	14,888,932
	EKF Diagnostics Holdings PLC	79,384	87,516
	EMIS Group PLC	315,073	5,818,136
*	Ergomed PLC	1,967	38,682
	Genus PLC	3,765	285,507
*	Indivior PLC	3,092,847	10,322,460
	Integrated Diagnostics Holdings PLC	1,249,693	1,544,373
*	Mediclinic International PLC	2,461,637	11,262,786
*	Oxford Biomedica PLC	17,722	367,584
*	PureTech Health PLC	182,380	879,201
*	Spire Healthcare Group PLC	1,762,723	5,684,672
TOTAL HEALTH CARE			61,166,323

INDUSTRIALS — (25.6%)
	Air Partner PLC	253,425	300,227
	Avon Protection PLC	171,660	4,561,472
*	Babcock International Group PLC	2,860,533	12,492,492
	Balfour Beatty PLC	3,624,290	12,600,238
	Begbies Traynor Group PLC	44,955	89,044
*	Biffa PLC	1,290,953	7,059,223
	Bodycote PLC	1,252,104	13,714,783
	Braemar Shipping Services PLC	91,109	312,777
	Chemring Group PLC	1,808,892	7,212,773
	Clarkson PLC	183,962	10,081,289
	Clipper Logistics PLC	215,934	2,120,245
*	Costain Group PLC	237,261	173,613
*	De La Rue PLC	468,421	1,074,344
*	Dialight PLC	89,929	426,775
	Diploma PLC	628,300	25,821,321
	DiscoverIE Group PLC	514,881	7,375,215
	Electrocomponents PLC	112,158	1,725,617
# *	Esken Ltd.	1,707,178	315,154
*	Firstgroup PLC	7,284,526	10,015,311
	Galliford Try Holdings PLC	536,479	1,471,505
	Genuit Group PLC	1,416,533	12,853,080
*	Go-Ahead Group PLC	279,310	3,008,184
	Goodwin PLC	383	19,199
	Grafton Group PLC	1,582,491	29,066,399
	Hays PLC	8,705,616	19,729,104
	HomeServe PLC	60,812	710,375
	IMI PLC	1,193,944	26,662,992
††	Industrial & Commercial Holding Group Ltd.	5,000	0
††	Interserve PLC	629,566	0
*	James Fisher & Sons PLC	313,097	1,757,353
	James Halstead PLC	8,111	61,642
# *	JET2 PLC	495,616	8,249,097
*	John Menzies PLC	121,803	496,495

69

The United Kingdom Small Company Series
Continued

		Shares	Value»
INDUSTRIALS — (Continued)
*	Johnson Service Group PLC	253,813	$461,910
	Keller Group PLC	422,208	5,316,720
*	Kier Group PLC	1,526,667	2,225,622
	Luceco PLC	262,796	1,365,042
	Mears Group PLC	679,621	1,842,960
*	Meggitt PLC	2,411,365	24,757,023
*	Mitie Group PLC	6,973,938	6,266,695
	Morgan Advanced Materials PLC	1,832,073	8,661,037
	Morgan Sindall Group PLC	237,612	7,361,554
*	National Express Group PLC	2,976,053	9,312,798
	Norcros PLC	134,719	613,112
	Pagegroup PLC	2,014,945	18,283,115
	Porvair PLC	18,060	170,214
	QinetiQ Group PLC	3,474,939	12,822,325
	Redde Northgate PLC	1,420,168	7,725,785
	Renew Holdings PLC	30,191	314,888
*	Renewi PLC	522,602	5,052,690
	Ricardo PLC	291,046	1,675,102
	Robert Walters PLC	392,744	4,570,685
	Rotork PLC	5,214,504	25,207,456
	Royal Mail PLC	1,480,542	8,535,058
	RPS Group PLC	940,773	1,624,209
	RWS Holdings PLC	152,605	1,296,145
*	Senior PLC	2,312,337	5,076,980
	Serco Group PLC	1,250,812	2,160,669
	Severfield PLC	1,090,941	1,069,558
*	SIG PLC	4,275,501	3,036,577
	Smart Metering Systems PLC	432,484	4,822,770
	Speedy Hire PLC	3,197,155	2,786,622
*	Stagecoach Group PLC	2,360,397	2,574,580
	SThree PLC	785,105	6,327,274
	TClarke PLC	64,142	141,193
	Travis Perkins PLC	1,046,773	22,129,674
	Trifast PLC	524,611	966,954
	Tyman PLC	956,236	4,882,625
	Ultra Electronics Holdings PLC	566,936	25,121,854
	Vesuvius PLC	1,490,035	9,607,384
	Volex PLC	373,096	2,293,742
	Volution Group PLC	412,484	2,781,835
	Vp PLC	153,784	2,116,425
	Wilmington PLC	334,384	1,097,095
	Wincanton PLC	649,186	3,370,455
	XP Power Ltd.	101,859	7,315,024
TOTAL INDUSTRIALS			486,698,773

INFORMATION TECHNOLOGY — (8.5%)
*	Bytes Technology Group PLC	180,023	1,317,162
*	Capita PLC	10,542,098	6,842,452
*	CentralNic Group PLC	10,116	18,705
	Computacenter PLC	514,578	18,918,353
	dotdigital group PLC	374,141	1,231,259
*	Equiniti Group PLC	2,329,628	5,688,140
*	FD Technologies PLC	21,686	619,243
	FDM Group Holdings PLC	425,842	6,996,917
	GB Group PLC	155,647	1,892,212
	Gooch & Housego PLC	1,817	29,877
	IDOX PLC	140,149	137,425
	iomart Group PLC	236,264	473,229
*	IQE PLC	1,442,158	925,624

70

The United Kingdom Small Company Series
Continued

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Kainos Group PLC	456,041	$12,357,568
	Keywords Studios PLC	93,471	3,613,806
*	Kin & Carta PLC	586,796	2,144,715
	Learning Technologies Group PLC	570,785	1,530,581
	Micro Focus International PLC	1,180,014	5,782,621
	NCC Group PLC	1,774,748	6,033,524
*	Network International Holdings PLC	175,435	773,828
	Oxford Instruments PLC	370,423	11,654,810
	PayPoint PLC	429,815	4,055,780
	Renishaw PLC	46,839	3,222,939
	RM PLC	358,749	1,021,785
	Softcat PLC	738,845	19,636,602
	Spectris PLC	433,873	22,323,692
	Spirent Communications PLC	4,206,131	16,515,848
	Strix Group PLC	261,603	1,044,111
††	Trellus Health Ltd.	1,632	0
	TT Electronics PLC	1,084,117	3,779,054
*	Xaar PLC	434,356	1,025,013
TOTAL INFORMATION TECHNOLOGY			161,606,875

MATERIALS — (6.5%)
*	Accsys Technologies PLC	9,505	19,986
	Anglo Pacific Group PLC	1,161,218	2,056,646
	Breedon Group PLC	896,636	1,203,060
*	Carclo PLC	32,211	19,710
	Castings PLC	172,368	848,867
	Centamin PLC	7,789,836	9,952,451
	Central Asia Metals PLC	618,945	2,074,614
*	Elementis PLC	3,362,679	6,410,614
	Essentra PLC	1,682,633	6,701,589
	Ferrexpo PLC	2,074,224	8,848,420
	Forterra PLC	1,580,936	5,604,586
	Gem Diamonds Ltd.	413,552	305,639
	Hill & Smith Holdings PLC	545,011	13,677,859
	Hochschild Mining PLC	1,781,849	3,473,628
	Ibstock PLC	2,898,727	7,916,948
	Marshalls PLC	1,408,571	13,643,131
	Pan African Resources PLC	1,363,786	322,878
*	Petra Diamonds Ltd.	876,587	18,622
# *	Petropavlovsk PLC	3,173,564	1,028,292
	RHI Magnesita NV	127,640	5,865,751
*	SolGold PLC	438,575	166,255
	Synthomer PLC	2,263,160	15,684,931
	Treatt PLC	15,933	241,274
	Victrex PLC	576,646	18,032,016
	Zotefoams PLC	103,100	509,349
TOTAL MATERIALS			124,627,116

REAL ESTATE — (3.7%)
	CLS Holdings PLC	750,570	2,296,558
	Foxtons Group PLC	1,224,286	788,419
	Grainger PLC	4,411,972	18,556,053
	Helical PLC	816,328	5,145,290
*	IWG PLC	3,858,261	16,364,344
	LSL Property Services PLC	438,441	2,644,597
# *	Purplebricks Group PLC	106,323	76,660
*	Raven Property Group Ltd.	844,687	408,107
	Savills PLC	986,247	19,181,608

71

The United Kingdom Small Company Series
Continued

	Shares	Value»
REAL ESTATE — (Continued)
Sirius Real Estate Ltd.	770,765	$1,423,759
* U & I Group PLC	854,268	1,006,046
Watkin Jones PLC	671,622	2,215,660
TOTAL REAL ESTATE		70,107,101

UTILITIES — (2.5%)
* Centrica PLC	19,338,945	15,964,039
ContourGlobal PLC	130,811	356,046
Drax Group PLC	2,521,289	18,336,886
Pennon Group PLC	345,445	5,510,038
Telecom Plus PLC	420,402	7,179,600
TOTAL UTILITIES		47,346,609
TOTAL COMMON STOCKS Cost ($1,462,298,964)		1,887,888,713

			Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@ §	The DFA Short Term Investment Fund	1,351,028	15,631,396
TOTAL INVESTMENTS — (100.0%)
(Cost $1,477,926,404)			$1,903,520,109

ADR	American Depositary Receipt
»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$55,069	$71,946,490	—	$72,001,559
Consumer Discretionary	—	376,642,802	—	376,642,802
Consumer Staples	—	127,523,089	—	127,523,089
Energy	—	44,336,800	—	44,336,800
Financials	—	315,831,666	—	315,831,666
Health Care	—	61,166,323	—	61,166,323
Industrials	—	486,698,773	—	486,698,773
Information Technology	—	161,606,875	—	161,606,875
Materials	—	124,627,116	—	124,627,116
Real Estate	—	70,107,101	—	70,107,101
Utilities	—	47,346,609	—	47,346,609
Securities Lending Collateral	—	15,631,396	—	15,631,396
TOTAL	$55,069	$1,903,465,040	—	$1,903,520,109

See accompanying Notes to Financial Statements.
72

The Continental Small Company Series

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (94.7%)
AUSTRIA — (3.1%)
	Agrana Beteiligungs AG	83,141	$1,754,530
	ANDRITZ AG	473,948	26,919,532
	AT&S Austria Technologie & Systemtechnik AG	196,445	7,537,743
	Atrium European Real Estate Ltd.	1,073,908	4,410,237
Ω	BAWAG Group AG	73,789	4,640,975
# *	DO & Co. AG	47,356	4,289,848
	EVN AG	241,985	6,833,053
*	FACC AG	144,102	1,476,009
*	Flughafen Wien AG	30,811	1,015,449
#	IMMOFINANZ AG	680,830	16,303,227
	Josef Manner & Comp AG	870	109,665
# *	Kapsch TrafficCom AG	29,728	529,550
*	Lenzing AG	87,368	10,535,797
	Mayr Melnhof Karton AG	56,619	11,144,200
	Oberbank AG	25,007	2,630,918
#	Oesterreichische Post AG	244,378	10,317,337
	Palfinger AG	101,341	4,477,773
#	POLYTEC Holding AG	109,361	1,071,259
# *	Porr AG	75,457	1,083,529
	Raiffeisen Bank International AG	95,986	2,804,703
#	Rosenbauer International AG	21,100	1,153,196
	S IMMO AG	346,922	8,230,055
*	Schoeller-Bleckmann Oilfield Equipment AG	66,862	2,727,240
	Semperit AG Holding	71,506	2,413,869
	Strabag SE	106,594	4,576,470
	Telekom Austria AG, Class A	1,136,703	9,821,119
#	UBM Development AG	21,002	1,037,477
	UNIQA Insurance Group AG	1,028,270	9,572,308
	Vienna Insurance Group AG Wiener Versicherung Gruppe	305,769	8,906,972
	voestalpine AG	545,498	20,718,597
	Wienerberger AG	658,781	23,321,225
	Zumtobel Group AG	155,917	1,607,094
TOTAL AUSTRIA			213,970,956

BELGIUM — (3.8%)
	Ackermans & van Haaren NV	177,966	30,604,090
*	AGFA-Gevaert NV	1,301,362	5,658,358
*	Akka Technologies	78,596	4,351,732
#	Atenor	22,537	1,496,062
	Banque Nationale de Belgique	87	172,061
	Barco NV	474,841	10,702,705
	Bekaert SA	264,354	11,579,157
# * Ω	Biocartis Group NV	227,423	1,038,832
*	bpost SA	611,168	5,236,079
# *	Celyad Oncology SA	42,190	185,820
	Cie d’Entreprises CFE	49,898	5,101,449
	Deceuninck NV	468,787	1,999,070
	D’ieteren Group	194,540	33,543,417
	Econocom Group SA/NV	727,792	3,077,093
#	Elia Group SA	132,252	15,428,979
#	Etablissements Franz Colruyt NV	92,593	4,546,119
# *	Euronav NV	1,350,857	14,371,185
	EVS Broadcast Equipment SA	69,287	1,625,368
#	Exmar NV	145,690	776,104
	Fagron	299,623	5,195,954
*	Galapagos NV	136,356	7,220,129
	Gimv NV	120,699	7,797,675

73

The Continental Small Company Series
Continued

		Shares	Value»
BELGIUM — (Continued)
*	Greenyard NV	2,890	$28,069
#	Immobel SA	23,226	2,047,425
	Ion Beam Applications	132,008	2,600,351
	Jensen-Group NV	20,961	641,982
*	Kinepolis Group NV	97,118	6,117,532
	Lotus Bakeries NV	1,860	12,347,841
# *	MDxHealth	69,016	93,108
	Melexis NV	123,644	14,260,658
# *	Ontex Group NV	398,872	3,761,225
# *	Oxurion NV	128,049	315,449
# *	Picanol	26,368	2,094,891
	Proximus SADP	526,586	9,916,434
	Recticel SA	303,699	5,608,847
	Resilux	5,872	1,220,968
	Roularta Media Group NV	19,318	364,670
	Shurgard Self Storage SA	37,083	2,272,739
	Sipef NV	38,999	2,625,146
	Telenet Group Holding NV	223,832	8,041,389
	TER Beke SA	3,661	507,337
*	Tessenderlo Group SA	206,316	7,529,297
	Van de Velde NV	42,982	1,492,600
	VGP NV	15,225	3,937,683
	Viohalco SA	498,361	2,512,189
TOTAL BELGIUM			262,045,268

CANADA — (0.0%)
*	International Petroleum Corp.	127,085	709,749

DENMARK — (5.3%)
*	ALK-Abello AS	44,401	19,243,505
#	Alm Brand AS	554,009	4,274,094
# *	Asetek AS	19,672	99,348
# *	Bang & Olufsen AS	696,133	3,426,631
	BankNordik P/F	10,800	243,169
*	Bavarian Nordic AS	405,188	19,439,208
# *	Better Collective AS	48,411	1,031,573
# *	Brodrene Hartmann AS	16,148	966,435
	cBrain AS	10,056	544,935
	Chemometec AS	48,332	7,328,911
	Columbus AS	481,785	707,551
	D/S Norden AS	203,905	4,927,604
*	Dfds AS	279,193	14,469,884
*	Djurslands Bank AS	6,232	337,063
# *	Drilling Co. of 1972 AS	95,675	3,429,503
	FLSmidth & Co. AS	279,851	10,640,010
	Fluegger Group AS	4,198	462,241
	GronlandsBANKEN AS	1,125	107,243
	H Lundbeck AS	209,309	5,829,131
*	H+H International AS, Class B	127,347	5,036,804
*	Harboes Bryggeri AS, Class B	5,094	78,844
	INVISIO AB	555	10,045
# *	ISS AS	646,910	12,908,866
	Jeudan AS	38,980	1,659,057
*	Jyske Bank AS	470,802	22,969,023
	Lan & Spar Bank	4,895	459,855
	Matas AS	280,905	5,496,340
# Ω	Netcompany Group AS	33,847	3,854,244
*	Nilfisk Holding AS	153,943	5,369,366
*	NKT AS	276,029	13,299,932

74

The Continental Small Company Series
Continued

		Shares	Value»
DENMARK — (Continued)
# Ω	NNIT AS	71,567	$1,345,072
	North Media AS	5,372	100,928
*	NTG Nordic Transport Group AS, Class A	7,331	599,388
*	Parken Sport & Entertainment AS	13,669	182,630
	Per Aarsleff Holding AS	134,747	5,815,945
	Ringkjoebing Landbobank AS	195,777	24,871,398
	Rockwool International AS, Class A	433	173,723
	Royal Unibrew AS	331,556	41,187,654
#	RTX AS	54,444	1,295,803
Ω	Scandinavian Tobacco Group AS, Class A	435,180	9,785,353
	Schouw & Co. AS	97,891	9,521,342
#	SimCorp AS	271,754	32,907,854
	Solar AS, Class B	40,088	4,658,076
	SP Group AS	202	12,513
	Spar Nord Bank AS	606,502	7,816,531
	Sydbank AS	485,955	16,699,895
	TCM Group AS	2,578	62,914
# *	Tivoli AS	9,878	1,325,151
#	Topdanmark AS	428,065	22,717,813
	UIE PLC	10,336	2,774,591
*	Zealand Pharma AS	224,203	7,194,380
TOTAL DENMARK			359,699,369

FINLAND — (5.8%)
	Aktia Bank Oyj	344,733	4,935,376
	Alandsbanken Abp, Class B	23,036	846,317
	Alma Media Oyj	133,889	1,731,085
	Anora Group Oyj	12,029	149,045
	Apetit Oyj	21,105	300,010
	Aspo Oyj	104,670	1,473,413
	Atria Oyj, Class A	98,413	1,269,062
*	BasWare Oyj	54,715	2,032,476
#	Bittium Oyj	204,447	1,231,422
	Cargotec Oyj, Class B	301,749	15,625,904
	Caverion Oyj	645,461	5,099,883
#	Citycon Oyj	477,252	3,923,030
	Digia Oyj	83,685	667,814
Ω	Enento Group Oyj	1,665	70,320
# *	Finnair Oyj	4,817,537	3,680,288
	Fiskars Oyj Abp	209,781	5,156,825
	F-Secure Oyj	669,027	3,775,119
	Glaston Oyj ABP	9,217	13,589
	Harvia Oyj	52,938	3,250,250
	HKScan Oyj, Class A	234,984	535,420
	Huhtamaki Oyj	673,038	29,346,505
	Ilkka-Yhtyma Oyj	58,887	316,633
#	Kamux Corp.	59,097	917,008
	Kemira Oyj	772,047	11,857,006
	Kojamo Oyj	448,946	10,058,437
	Konecranes Oyj, Class A	458,040	19,052,001
	Lassila & Tikanoja Oyj	209,178	3,287,159
# *	Lehto Group Oyj	159,853	190,598
	Marimekko Oyj	738	70,533
	Metsa Board Oyj	1,246,388	11,535,424
	Metso Outotec Oyj	1,111,615	11,167,740
*	Multitude SE	39,731	219,094
	Musti Group Oyj	40,515	1,593,744
	Neles Oyj	706,962	10,593,885
#	Nokian Renkaat Oyj	768,570	28,861,457

75

The Continental Small Company Series
Continued

		Shares	Value»
FINLAND — (Continued)
	Olvi Oyj, Class A	98,335	$5,963,794
*	Optomed Oy	1,075	13,009
	Oriola Oyj, Class A	6,054	13,731
	Oriola Oyj, Class B	880,807	2,019,006
	Orion Oyj, Class A	143,951	6,210,352
#	Orion Oyj, Class B	636,552	27,564,996
# *	Outokumpu Oyj	2,801,973	17,453,199
#	Pihlajalinna Oyj	77,064	1,048,216
	Ponsse Oyj	71,199	3,663,797
*	QT Group Oyj	84,479	13,668,108
	Raisio Oyj, Class V	954,967	3,866,620
*	Rapala VMC Oyj	116,693	1,191,516
	Raute Oyj, Class A	1,817	45,371
	Revenio Group Oyj	138,743	9,154,983
# Ω	Rovio Entertainment Oyj	18,485	151,240
	Sanoma Oyj	725,636	11,295,745
	Taaleri Oyj	8,120	102,539
	Talenom Oyj	1,755	28,128
	Teleste Oyj	52,966	323,522
Ω	Terveystalo Oyj	80,486	1,047,569
	TietoEVRY Oyj	481,733	14,773,448
	Tokmanni Group Corp.	373,200	8,491,364
	Uponor Oyj	396,760	9,691,393
	Vaisala Oyj, Class A	120,730	6,411,528
	Valmet Oyj	924,559	37,533,401
	Verkkokauppa.com Oyj	9,347	76,552
*	Viking Line Abp	6,921	125,301
	Wartsila OYJ Abp	760,320	10,544,292
#	YIT Oyj	1,234,813	7,277,634
TOTAL FINLAND			394,584,226

FRANCE — (10.4%)
	ABC arbitrage	126,936	1,045,591
	AKWEL	67,443	1,722,435
	Albioma SA	193,337	7,605,695
Ω	ALD SA	31,614	471,223
	Altamir	136,094	3,860,401
	Alten SA	143,801	23,172,136
# *	Amplitude Surgical SAS	19,526	47,662
#	Assystem SA	60,928	2,180,568
# *	Atari SA	106,003	38,829
	Atos SE	337,963	17,632,434
	Aubay	43,725	2,711,863
	Axway Software SA	38,973	1,227,061
	Bastide le Confort Medical	18,680	948,079
*	Beneteau SA	251,906	3,845,640
#	Bigben Interactive	95,323	1,808,680
	Boiron SA	37,981	1,838,269
	Bonduelle SCA	106,185	2,720,771
††	Bourbon Corp.	28,851	0
	Burelle SA	850	651,385
# *	Casino Guichard Perrachon SA	271,603	6,772,649
*	Catana Group	6,410	46,582
*	Catering International Services	12,144	195,039
*	Cegedim SA	43,220	1,295,363
# *	CGG SA	4,466,064	3,229,839
	Chargeurs SA	142,357	4,229,684
# *	Cie des Alpes	137,830	2,440,772
	Cie Plastic Omnium SA	411,474	11,423,279

76

The Continental Small Company Series
Continued

		Shares	Value»
FRANCE — (Continued)
# *	Claranova SADIR	66,462	$415,060
*	Coface SA	742,169	10,611,383
*	DBV Technologies SA	1,382	9,053
*	Derichebourg SA	716,994	8,159,596
*	Ekinops SAS	5,333	46,967
	Electricite de Strasbourg SA	21,112	2,845,902
* Ω	Elior Group SA	741,421	5,865,966
*	Elis SA	1,176,252	22,334,192
*	Eramet SA	75,768	6,331,939
*	Esso SA Francaise	5,217	82,146
# *	Etablissements Maurel et Prom SA	322,113	927,437
	Eurazeo SE	33,820	3,170,077
Ω	Euronext NV	51,337	5,775,640
#	Eutelsat Communications SA	1,378,833	19,597,545
# *	Exel Industries, Class A	10,459	852,023
	Faurecia SE	649,627	33,928,710
	Fleury Michon SA	1,722	45,540
	Fnac Darty SA	129,533	8,409,603
*	Gaumont SA	10,715	1,263,667
	Gaztransport Et Technigaz SA	148,516	12,276,414
#	GEA	2,433	300,626
# *	GL Events	58,364	1,233,588
	Groupe Crit	22,187	1,741,594
	Groupe Gorge SA	4,320	78,622
	Groupe SFPI	21,754	92,071
	Guerbet	44,037	1,944,041
*	Haulotte Group SA	73,020	423,942
	HEXAOM	15,908	805,422
*	ID Logistics Group	14,908	5,481,926
#	Imerys SA	228,430	9,901,374
	Infotel SA	637	36,758
# *	Innate Pharma SA	15,558	87,511
	Ipsen SA	3,455	357,571
	IPSOS	278,704	13,062,162
	Jacquet Metals SACA	89,804	2,190,329
*	JCDecaux SA	222,724	5,810,938
	Kaufman & Broad SA	123,945	4,972,632
	Korian SA	488,212	16,263,858
*	Lagardere SA	464,763	12,286,984
	Laurent-Perrier	13,890	1,548,393
	Lectra	180,913	7,579,491
	Linedata Services	15,432	680,293
	LISI	117,088	3,256,132
	LNA Sante SA	33,206	1,908,994
Ω	Maisons du Monde SA	289,712	6,572,588
	Manitou BF SA	68,399	2,324,828
	Manutan International	15,102	1,251,454
	Mersen SA	120,717	4,528,604
*	METabolic EXplorer SA	18,613	119,294
	Metropole Television SA	245,323	5,407,705
* Ω	Neoen SA	81,146	3,736,159
	Nexans SA	205,516	20,620,153
	Nexity SA	323,674	14,797,466
# *	Nicox	145,865	548,909
	NRJ Group	87,189	580,942
#	Oeneo SA	128,172	1,997,093
*	OL Groupe SA	10,735	27,546
# *,*	Onxeo SA	113,533	65,862
	Orpea SA	31,850	3,326,859
77

The Continental Small Company Series
Continued

		Shares	Value»
FRANCE — (Continued)
	Pharmagest Interactive	5,798	$636,324
	Plastiques Du Val De Loire	14,341	98,477
	Quadient SA	237,685	5,682,303
*	Rallye SA	36,059	232,008
# * ††	Recylex SA	102,008	40,860
	Rexel SA	2,125,412	42,245,103
	Robertet SA	2,898	3,182,029
	Rothschild & Co.	127,757	5,635,098
	Rubis SCA	583,068	18,686,919
	Samse SA	7,930	1,905,442
	Savencia SA	35,032	2,592,727
	SCOR SE	527,365	17,753,810
	Seche Environnement SA	19,104	1,511,890
	SES SA, Class A	1,397,450	12,550,788
* Ω	SMCP SA	20,320	166,856
#	Societe BIC SA	178,321	10,365,541
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	41,466	3,308,317
	Societe Marseillaise du Tunnel Prado-Carenage SA	5,211	147,927
	Societe pour l’Informatique Industrielle	47,225	2,150,709
*	SOITEC	135,169	35,988,721
# *	Solocal Group	681,417	1,030,582
	Somfy SA	88,911	17,454,773
	Sopra Steria Group SACA	117,178	23,039,267
	SPIE SA	867,257	21,089,130
# * Ω	SRP Groupe SA	56,827	139,102
	Stef SA	25,714	3,218,493
	Sword Group	35,678	1,742,979
	Synergie SE	67,143	3,099,347
*	Technip Energies NV	74,029	1,139,335
	Television Francaise 1	427,799	4,579,953
#	TFF Group	9,347	292,504
	Thermador Groupe	37,127	4,220,596
	Tikehau Capital SCA	18,672	556,002
	Total Gabon	3,969	620,899
	Trigano SA	60,493	11,355,333
*	Ubisoft Entertainment SA	75,905	3,974,673
	Union Financiere de France BQE SA	18,515	389,413
	Valeo	396,546	11,651,338
*	Vallourec SA	296,298	2,368,619
Ω	Verallia SA	78,579	2,909,198
*	Verimatrix SA	6,175	8,835
	Vetoquinol SA	16,919	2,893,359
	Vicat SA	139,019	5,933,153
	VIEL & Cie SA	156,945	1,072,655
	Vilmorin & Cie SA	35,845	2,279,102
	Virbac SA	25,476	12,912,574
*	Vranken-Pommery Monopole SA	16,787	341,466
	Wavestone	5,109	281,353
* Ω	X-Fab Silicon Foundries SE	71,105	710,135
*	Xilam Animation SA	415	19,404
TOTAL FRANCE			710,266,924

GERMANY — (15.1%)
	1&1 AG	229,080	6,667,371
	7C Solarparken AG	49,469	239,172
#	Aareal Bank AG	522,360	16,697,438
	Adesso SE	3,194	712,220
*	ADVA Optical Networking SE	394,342	5,228,086
	AIXTRON SE	613,653	14,574,098

78

The Continental Small Company Series
Continued

		Shares	Value»
GERMANY — (Continued)
	All for One Group SE	4,222	$333,079
#	Allgeier SE	48,818	1,600,070
	Amadeus Fire AG	3,558	822,035
	Atoss Software AG	12,086	2,734,935
	Aurubis AG	287,587	24,781,328
	Basler AG	33,961	6,259,866
# *	Bauer AG	99,166	1,290,032
	BayWa AG	105,190	4,449,839
	BayWa AG	124	6,783
Ω	Befesa SA	25,814	1,920,552
	Bertrandt AG	38,682	2,523,234
#	bet-at-home.com AG	22,014	449,781
*	Bijou Brigitte AG	23,422	668,627
	Bilfinger SE	205,392	7,218,482
# *	Borussia Dortmund GmbH & Co. KGaA	689,485	3,804,784
	CANCOM SE	237,362	16,410,002
# *	CECONOMY AG	1,041,518	5,081,504
	CENIT AG	54,144	908,887
	Cewe Stiftung & Co. KGAA	44,522	6,221,412
*	Commerzbank AG	2,479,901	18,110,417
	CompuGroup Medical SE & Co. KgaA	201,911	16,877,941
# *	Corestate Capital Holding SA	81,658	963,504
	CropEnergies AG	180,904	2,596,759
*	CTS Eventim AG & Co. KGaA	44,928	3,267,637
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	859,860
	Dermapharm Holding SE	72,225	7,264,582
	Deutsche Beteiligungs AG	115,972	5,358,845
	Deutsche EuroShop AG	340,720	6,935,062
# *	Deutsche Lufthansa AG	268,798	1,776,893
Ω	Deutsche Pfandbriefbank AG	1,147,060	14,232,554
*	Deutz AG	1,082,957	9,076,846
	DIC Asset AG	387,433	6,800,843
	DMG Mori AG	9,848	478,367
#	Dr Hoenle AG	35,520	1,716,448
	Draegerwerk AG & Co. KGaA	20,476	1,526,608
	Duerr AG	412,337	18,688,327
	Eckert & Ziegler Strahlen- und Medizintechnik AG	126,499	18,941,601
*	EDAG Engineering Group AG	51,353	691,484
	Elmos Semiconductor SE	1,926	89,673
*	ElringKlinger AG	218,091	3,081,088
#	Encavis AG	316,928	6,641,519
	Energiekontor AG	2,998	270,467
# *	Evotec SE	81,829	3,966,654
	Fabasoft AG	509	19,727
	Fielmann AG	131,199	8,651,750
	First Sensor AG	5,878	298,829
# *	flatexDEGIRO AG	80,824	1,835,967
*	Francotyp-Postalia Holding AG, Class A	54,074	183,360
*	Fraport AG Frankfurt Airport Services Worldwide	107,116	7,666,450
	Freenet AG	1,000,321	25,763,506
	FUCHS PETROLUB SE	110,216	4,060,521
	GEA Group AG	742,082	36,548,405
#	Gerresheimer AG	261,448	23,988,547
*	Gesco AG	55,404	1,511,284
	GFT Technologies SE	155,299	7,323,290
*	Global Fashion Group SA	76,275	686,821
	Grand City Properties SA	893,804	22,893,585
	GRENKE AG	1,476	57,552
*	H&R GmbH & Co. KGaA	71,674	739,361

79

The Continental Small Company Series
Continued

		Shares	Value»
GERMANY — (Continued)
	Hamburger Hafen und Logistik AG	191,371	$4,293,003
	Hawesko Holding AG	313	21,246
*	Heidelberger Druckmaschinen AG	1,571,322	4,040,316
#	Hella GmbH & Co. KGaA	208,802	14,482,505
*	Highlight Communications AG	98,406	451,124
	Hochtief AG	4,694	362,143
*	HolidayCheck Group AG	329,555	1,032,575
	Hornbach Baumarkt AG	69,699	3,132,671
	Hornbach Holding AG & Co. KGaA	50,228	6,351,704
	Hugo Boss AG	459,212	28,754,576
*	Hypoport SE	5,738	3,532,502
	Indus Holding AG	137,359	5,404,550
Ω	Instone Real Estate Group AG	36,903	972,842
	IVU Traffic Technologies AG	65,267	1,524,197
	Jenoptik AG	412,949	15,806,857
Ω	JOST Werke AG	7,084	410,583
*	K+S AG	1,479,794	25,500,212
*	Kloeckner & Co. SE	529,174	7,109,749
*	Koenig & Bauer AG	96,921	3,419,909
	Krones AG	114,103	11,758,845
	KSB SE & Co. KGaA	3,293	1,690,670
	KWS Saat SE & Co. KGaA	81,303	6,940,348
	Lanxess AG	599,001	40,362,102
	Leifheit AG	60,643	2,433,526
# *	Leoni AG	215,274	3,341,933
	LPKF Laser & Electronics AG	32,673	724,584
*	Manz AG	28,275	1,477,884
*	Mediclin AG	86,554	410,573
*	Medigene AG	116,971	485,432
*	Medios AG	972	41,033
	METRO AG	605,145	7,649,717
	MLP SE	427,133	4,117,884
# *	MorphoSys AG	87,234	4,105,777
*	Nagarro SE	56,062	11,278,913
	New Work SE	20,199	4,930,958
	Nexus AG	92,867	8,112,156
# *	Nordex SE	677,955	12,458,989
	Norma Group SE	234,408	10,070,414
	OHB SE	37,995	1,664,532
	Patrizia AG	351,407	9,711,184
	Pfeiffer Vacuum Technology AG	48,041	11,991,794
#	PNE AG	491,579	4,746,903
*	Progress-Werk Oberkirch AG	8,558	264,781
#	ProSiebenSat.1 Media SE	1,393,286	23,338,566
	PSI Software AG	60,829	2,936,136
*	PVA TePla AG	51,372	2,342,219
*	q.beyond AG	780,051	1,800,435
*	R Stahl AG	14,952	387,715
	Rheinmetall AG	309,902	30,068,830
#	S&T AG	348,684	8,378,940
*	SAF-Holland SE	338,167	4,697,545
*	Salzgitter AG	298,078	10,936,473
	Schloss Wachenheim AG	6,929	158,602
Ω	Scout24 AG	78,417	5,461,433
	Secunet Security Networks AG	7,840	4,115,381
*	SGL Carbon SE	363,311	3,474,296
#	Siltronic AG	146,283	22,821,635
*	Sixt SE	98,740	17,023,983
#	SMA Solar Technology AG	85,699	4,531,150

80

The Continental Small Company Series
Continued

		Shares	Value»
GERMANY — (Continued)
# *	SNP Schneider-Neureither & Partner SE	3,170	$163,915
	Softing AG	14,914	117,335
	Software AG	377,227	15,514,759
	Stabilus SA	176,786	13,275,476
	STRATEC SE	27,854	4,448,531
	Stroeer SE & Co. KGaA	201,474	17,086,812
	Suedzucker AG	537,567	8,528,029
*	SUESS MicroTec SE	150,677	3,962,434
	Surteco Group SE	47,139	2,005,613
	TAG Immobilien AG	1,033,296	31,392,640
	Takkt AG	244,752	3,999,456
* Ω	TeamViewer AG	199,231	2,973,576
	Technotrans SE	46,673	1,380,206
*	thyssenkrupp AG	1,052,119	10,952,219
	Traffic Systems SE	36,351	1,897,540
	United Internet AG	4,025	148,524
# *	va-Q-tec AG	2,370	75,081
#	Varta AG	24,311	3,746,502
#	VERBIO Vereinigte BioEnergie AG	173,398	13,787,039
*	Vivoryon Therapeutics NV	5,400	113,041
	Vossloh AG	69,710	3,735,341
	Wacker Chemie AG	59,024	10,666,043
	Wacker Neuson SE	229,920	7,547,215
	Washtec AG	79,231	5,155,847
# *	Westwing Group AG	41,567	1,303,806
	Wuestenrot & Wuerttembergische AG	115,851	2,413,168
	Zeal Network SE	53,966	2,371,517
*	zooplus AG	5,201	2,876,627
TOTAL GERMANY			1,025,532,378

GREECE — (0.0%)
††	Alfa Alfa Energy SA	3,810	0
††	Neorion Holdings SA	14,991	0

IRELAND — (1.0%)
*	AIB Group PLC	828,430	2,242,126
*	Bank of Ireland Group PLC	6,006,044	35,779,124
	Cairn Homes PLC	1,784,468	2,316,651
*	Dalata Hotel Group PLC	184,865	790,773
*	Datalex PLC	123,079	126,607
*	FBD Holdings PLC	142,812	1,290,834
	Glanbia PLC	1,129,566	18,358,920
* Ω	Glenveagh Properties PLC	684,324	862,881
*	Irish Continental Group PLC	820,853	4,049,222
*	Permanent TSB Group Holdings PLC	252,400	466,490
TOTAL IRELAND			66,283,628

ISRAEL — (3.3%)
	Adgar Investment & Development Ltd.	45,374	104,273
#	Afcon Holdings Ltd.	3,064	185,478
*	AFI Properties Ltd.	109,219	5,672,809
	Africa Israel Residences Ltd.	3,453	188,358
*	Airport City Ltd.	285,028	5,441,238
	Albaad Massuot Yitzhak Ltd.	2,031	27,526
# *	Allot Ltd.	189,485	2,803,048
# *	Alrov Properties & Lodgings Ltd.	49,832	2,741,115
	Arad Ltd.	19,614	292,836
	Ashtrom Group Ltd.	196,526	4,595,282

81

The Continental Small Company Series
Continued

		Shares	Value»
ISRAEL — (Continued)
#	Atreyu Capital Markets Ltd.	4,320	$78,473
#	AudioCodes Ltd.	33,035	1,151,761
	Aura Investments Ltd.	27,798	41,172
# *	Avgol Industries 1953 Ltd.	468,925	451,299
*	Azorim-Investment Development & Construction Co. Ltd.	547,011	2,444,947
# *	Bet Shemesh Engines Holdings 1997 Ltd.	21,702	546,460
	Big Shopping Centers Ltd.	20,438	3,065,341
	Blue Square Real Estate Ltd.	36,759	2,844,243
*	Brack Capital Properties NV	18,347	2,141,616
*	Brainsway Ltd.	17,217	69,097
# *	Camtek Ltd.	115,637	4,644,733
	Carasso Motors Ltd.	132,164	776,387
*	Cellcom Israel Ltd.	495,333	1,874,343
# *	Ceragon Networks Ltd.	266,244	934,516
*	Clal Insurance Enterprises Holdings Ltd.	317,251	7,838,630
*	Compugen Ltd.	120,052	761,005
	Danel Adir Yeoshua Ltd.	22,301	4,717,230
	Delek Automotive Systems Ltd.	229,021	2,998,570
*	Delek Group Ltd.	27,859	2,320,237
#	Delta Galil Industries Ltd.	71,313	3,662,045
	Dor Alon Energy in Israel 1988 Ltd.	16,285	466,913
	Duniec Brothers Ltd.	1,134	63,060
#	Electra Consumer Products 1970 Ltd.	54,447	2,558,431
#	Electra Ltd.	11,665	7,686,581
	Electra Real Estate Ltd.	35,266	549,771
*	Ellomay Capital Ltd.	1,340	41,259
#	Energix-Renewable Energies Ltd.	131,262	617,795
# *	Enlight Renewable Energy Ltd.	2,905,156	7,162,156
*	Equital Ltd.	117,510	3,611,551
# *	Evogene Ltd.	31,584	83,466
*	Fattal Holdings 1998 Ltd.	6,095	655,008
	FMS Enterprises Migun Ltd.	19,186	620,776
	Formula Systems 1985 Ltd.	63,135	6,800,476
	Formula Systems 1985 Ltd., Sponsored ADR	640	68,941
	Fox Wizel Ltd.	58,988	8,135,861
#	Freshmarket Ltd.	9,726	42,603
	Gav-Yam Lands Corp. Ltd.	670,458	7,979,704
#	Gilat Satellite Networks Ltd.	236,247	1,955,307
#	Hadera Paper Ltd.	21,885	1,749,610
	Harel Insurance Investments & Financial Services Ltd.	709,910	7,936,963
#	Hilan Ltd.	102,277	5,669,462
	IDI Insurance Co. Ltd.	45,880	1,844,674
	IES Holdings Ltd.	322	28,118
	Ilex Medical Ltd.	1,832	66,567
#	Inrom Construction Industries Ltd.	359,755	1,848,730
	Isracard Ltd.	44,630	179,393
	Israel Canada T.R Ltd.	142,161	686,110
#	Israel Land Development - Urban Renewal Ltd.	51,738	732,903
	Isras Investment Co. Ltd.	5,793	1,294,210
# *	Issta Lines Ltd.	13,336	338,264
# *	Itamar Medical Ltd.	16,668	16,845
# *	Kamada Ltd.	212,977	1,218,151
	Kenon Holdings Ltd.	132,631	5,324,288
	Kerur Holdings Ltd.	32,654	983,265
#	Klil Industries Ltd.	5,696	526,290
	M Yochananof & Sons Ltd.	735	50,736
	Magic Software Enterprises Ltd.	134,651	2,862,419
#	Malam - Team Ltd.	7,935	266,982
	Matrix IT Ltd.	230,989	6,271,653

82

The Continental Small Company Series
Continued

		Shares	Value»
ISRAEL — (Continued)
#	Maytronics Ltd.	186,704	$4,413,351
	Mediterranean Towers Ltd.	434,044	1,357,001
	Mega Or Holdings Ltd.	82,181	3,255,409
*	Mehadrin Ltd.	1,666	97,357
	Meitav Dash Investments Ltd.	132,413	716,153
	Menora Mivtachim Holdings Ltd.	183,161	4,237,325
	Migdal Insurance & Financial Holdings Ltd.	2,632,241	4,479,523
	Mivne Real Estate KD Ltd.	293,458	1,069,916
#	Mivtach Shamir Holdings Ltd.	27,751	998,523
	Mizrahi Tefahot Bank Ltd.	1	38
*	Naphtha Israel Petroleum Corp. Ltd.	244,337	1,514,337
#	Nawi Brothers Ltd.	120,452	1,071,767
*	Neto Malinda Trading Ltd.	541	16,851
	Neto ME Holdings Ltd.	9,852	487,547
*	Nova Ltd.	97,194	10,378,728
	Novolog Ltd.	77,254	71,374
#	NR Spuntech Industries Ltd.	76,176	199,158
# *	Oil Refineries Ltd.	12,149,257	3,287,377
#	One Software Technologies Ltd.	36,860	630,688
# *	OPC Energy Ltd.	91,888	961,848
# *	Partner Communications Co. Ltd.	814,741	4,119,733
# *	Paz Oil Co. Ltd.	61,029	7,778,377
*	Perion Network Ltd.	68,990	1,927,851
	Plasson Industries Ltd.	20,201	1,512,086
	Prashkovsky Investments & Construction Ltd.	1,390	43,817
	Priortech Ltd.	1,827	57,147
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	52,258	3,934,411
	Scope Metals Group Ltd.	47,147	2,126,986
	Shufersal Ltd.	375,024	3,105,963
*	Summit Real Estate Holdings Ltd.	215,385	3,912,849
	Suny Cellular Communication Ltd.	312,529	144,430
	Tadiran Group Ltd.	16,403	2,138,780
#	Tel Aviv Stock Exchange Ltd.	4,097	22,453
*	Tera Light Ltd.	183,161	462,482
	Tiv Taam Holdings 1 Ltd.	5,700	17,607
#	Victory Supermarket Chain Ltd.	2,032	43,668
	YH Dimri Construction & Development Ltd.	13,830	992,844
TOTAL ISRAEL			225,995,115

ITALY — (8.3%)
	A2A SpA	12,233,648	25,743,846
	ACEA SpA	389,250	8,443,561
*	Aeffe SpA	177,250	514,393
Ω	Anima Holding SpA	2,288,575	12,160,209
*	Aquafil SpA	83,333	751,865
*	Arnoldo Mondadori Editore SpA	1,052,111	2,432,772
	Ascopiave SpA	477,634	1,945,606
*	Autogrill SpA	10,773	84,573
	Autostrade Meridionali SpA	3,917	128,053
#	Avio SpA	110,432	1,469,278
	Azimut Holding SpA	906,940	26,118,330
# *	Banca Generali SpA	479,643	22,564,658
	Banca IFIS SpA	213,020	3,939,086
#	Banca Mediolanum SpA	433,126	4,364,657
# *	Banca Monte dei Paschi di Siena SpA	213,039	254,571
	Banca Popolare di Sondrio SCPA	3,196,495	13,890,423
	Banca Profilo SpA	1,711,765	413,403
# * Ω	Banca Sistema SpA	414,926	1,086,549
#	Banco BPM SpA	12,107,842	37,652,859

83

The Continental Small Company Series
Continued

		Shares	Value»
ITALY — (Continued)
	Banco di Desio e della Brianza SpA	241,954	$895,396
	Be Shaping The Future SpA	533,191	1,431,733
Ω	BFF Bank SpA	995,372	8,912,594
	BPER Banca	7,710,672	16,906,161
	Brembo SpA	671,736	8,823,008
*	Brunello Cucinelli SpA	253,564	15,383,769
	Buzzi Unicem SpA	667,359	15,565,110
	Cairo Communication SpA	553,009	1,157,514
Ω	Carel Industries SpA	16,045	463,011
	Cementir Holding NV	355,007	3,727,353
*	CIR SpA-Compagnie Industriali	2,173,202	1,197,345
	Credito Emiliano SpA	616,798	4,679,645
# *	d’Amico International Shipping SA	1,821,713	217,217
	Danieli & C Officine Meccaniche SpA	54,367	1,174,572
#	Danieli & C Officine Meccaniche SpA	102,606	3,454,041
	De’ Longhi SpA	398,689	15,596,680
	DeA Capital SpA	690,835	1,067,250
	Digital Bros SpA	29,466	1,426,433
Ω	doValue SpA	16,231	155,641
*	Elica SpA	166,709	692,759
	Emak SpA	529,457	1,233,297
* Ω	Enav SpA	117,855	517,175
	ERG SpA	413,402	14,933,699
	Esprinet SpA	276,233	3,588,158
# *	Eurotech SpA	216,751	1,257,989
	Fila SpA	142,640	1,720,999
# *	Fincantieri SpA	3,504,948	2,756,134
# ††	Finmatica SpA	5,960	0
*	FNM SpA	1,412,345	1,095,594
	Gefran SpA	35,925	469,497
# *	Geox SpA	400,340	508,302
	Gruppo MutuiOnline SpA	172,390	8,418,318
	Hera SpA	5,824,869	23,830,941
*	Illimity Bank SpA	118,459	1,869,764
*	IMMSI SpA	1,310,992	786,869
*	Intek Group SpA	1,885,608	740,951
	Interpump Group SpA	73,726	5,430,808
	Iren SpA	4,806,713	14,937,749
	Italgas SpA	3,792,959	24,098,500
	Italmobiliare SpA	76,857	2,697,343
*	IVS Group SA	58,424	428,853
# *	Juventus Football Club SpA	2,997,765	2,423,961
	La Doria SpA	97,056	1,861,756
*	Leonardo SpA	1,656,501	12,154,693
	LU-VE SpA	5,064	137,936
	Maire Tecnimont SpA	1,069,316	4,607,747
# * ††	Mariella Burani Fashion Group SpA	22,744	0
	Mediaset NV	3,564,565	10,013,357
	Openjobmetis SpA agenzia per il lavoro	63,025	838,444
* Ω	OVS SpA	1,754,591	5,040,099
	Pharmanutra SpA	700	55,048
	Piaggio & C SpA	1,284,185	4,305,023
Ω	Pirelli & C SpA	2,722,781	16,746,035
# *	Prima Industrie SpA	32,067	708,473
Ω	RAI Way SpA	600,362	3,633,998
	Reno de Medici SpA	1,344,060	2,257,424
	Reply SpA	148,015	28,730,201
	Rizzoli Corriere Della Sera Mediagroup SpA	956,821	786,870
	Sabaf SpA	60,619	1,950,921

84

The Continental Small Company Series
Continued

		Shares	Value»
ITALY — (Continued)
	SAES Getters SpA	900	$26,738
# *	Safilo Group SpA	26,144	47,258
# *	Saipem SpA	3,496,778	7,661,352
*	Saras SpA	4,759,491	3,533,443
*	Servizi Italia SpA	50,192	120,897
	Sesa SpA	57,043	11,191,183
# *	Sogefi SpA	411,547	652,458
	SOL SpA	189,619	4,357,330
	Tamburi Investment Partners SpA	860,785	9,717,051
Ω	Technogym SpA	818,967	8,607,900
	Tinexta SpA	133,397	5,913,224
# *	Tiscali SpA	2,577,711	52,180
*	Tod’s SpA	83,275	4,593,294
	TXT e-solutions SpA	61,268	626,672
Ω	Unieuro SpA	154,222	3,623,573
	Unipol Gruppo SpA	3,525,971	20,251,022
	UnipolSai Assicurazioni SpA	69,983	202,650
	Webuild SpA	1,282,257	3,174,391
	Wiit SpA	2,125	75,085
	Zignago Vetro SpA	181,037	3,647,956
TOTAL ITALY			562,534,507

NETHERLANDS — (6.7%)
	Aalberts NV	720,618	39,885,206
*	Accell Group NV	159,811	6,588,702
# *	AFC Ajax NV	13,955	240,350
#	AMG Advanced Metallurgical Group NV	191,502	5,648,370
*	Amsterdam Commodities NV	30,979	869,579
	APERAM SA	370,635	22,098,597
	Arcadis NV	543,636	26,497,175
	ASR Nederland NV	931,393	43,537,226
*	Avantium NV	1,640	7,268
Ω	B&S Group Sarl	1,733	15,663
# * Ω	Basic-Fit NV	259,446	12,597,616
	BE Semiconductor Industries NV	464,004	42,394,069
# *	Beter Bed Holding NV	27,380	166,028
	Boskalis Westminster	608,352	18,143,629
	Brunel International NV	155,477	2,136,336
	Corbion NV	409,080	19,424,109
Ω	Flow Traders	248,665	8,440,775
	ForFarmers NV	214,677	1,023,674
# *	Fugro NV	492,784	4,176,601
* Ω	GrandVision NV	173,216	5,684,214
	Heijmans NV	156,398	2,177,196
*	Hunter Douglas NV	17,912	2,133,134
	IMCD NV	226,957	50,394,583
* Ω	Intertrust NV	472,154	7,139,080
	Kendrion NV	97,269	2,250,984
*	Koninklijke BAM Groep NV	1,890,164	5,486,095
	Koninklijke Vopak NV	264,177	10,513,687
# * Ω	Lucas Bols BV	23,064	269,857
	Nedap NV	33,400	2,336,314
*	OCI NV	522,007	14,798,119
	Ordina NV	637,656	2,657,933
# *	Pharming Group NV	273,983	230,254
#	PostNL NV	3,733,258	16,202,786
	SBM Offshore NV	1,178,894	18,612,700
	SIF Holding NV	34,182	557,283
Ω	Signify NV	673,043	32,613,232

85

The Continental Small Company Series
Continued

		Shares	Value»
NETHERLANDS — (Continued)
*	Sligro Food Group NV	166,461	$4,459,317
# ††	SNS NV	705,718	0
#	TKH Group NV	275,251	15,680,236
# *	TomTom NV	483,754	4,157,205
	Van Lanschot Kempen NV	119,261	3,307,116
TOTAL NETHERLANDS			455,552,298

NORWAY — (2.0%)
#	2020 Bulkers Ltd.	3,024	40,805
	ABG Sundal Collier Holding ASA	2,446,501	2,698,342
*	Akastor ASA	781,213	543,436
# *	Aker Solutions ASA	1,753,802	4,976,855
	American Shipping Co. ASA	236,690	874,983
*	ArcticZymes Technologies ASA	39,048	410,687
	Arendals Fossekompani AS	2,250	105,202
	Atea ASA	376,861	7,042,019
# *	Atlantic Sapphire ASA	67,633	340,783
# *	Axactor SE	946,461	911,431
*	B2Holding ASA	1,390,160	1,524,162
	Bank Norwegian ASA	672,342	8,338,415
	Bonheur ASA	146,347	5,784,971
# *	Borr Drilling Ltd.	65,386	66,352
	Borregaard ASA	533,915	12,965,296
	Bouvet ASA	19,729	158,081
# *	BW Energy Ltd.	240,850	788,610
Ω	BW LPG Ltd.	662,186	3,539,025
	BW Offshore Ltd.	759,145	2,472,206
* Ω	Crayon Group Holding ASA	96,912	2,263,173
*	DNO ASA	3,329,878	4,855,514
Ω	Europris ASA	1,186,781	8,788,076
Ω	Fjordkraft Holding ASA	45,087	268,440
	FLEX LNG Ltd.	204,864	4,140,955
#	Frontline Ltd.	597,796	5,313,544
	Golden Ocean Group Ltd.	274,826	2,485,582
# *	Grieg Seafood ASA	346,230	3,850,274
*	Hexagon Composites ASA	640,597	2,580,293
# *	IDEX Biometrics ASA	560,544	168,329
Ω	Kid ASA	12,008	160,803
	Kitron ASA	124,865	265,460
	Komplett Bank ASA	33,724	30,507
# *	Kongsberg Automotive ASA	4,148,425	1,482,536
*	Magnora ASA	5,528	12,292
	Medistim ASA	255	11,440
# *	MPC Container Ships AS	920,394	2,181,203
*	Next Biometrics Group AS	125,389	101,982
# *	Nordic Nanovector ASA	361,611	1,141,678
*	Nordic Semiconductor ASA	32,227	957,470
* Ω	Norske Skog ASA	25,340	104,187
	Norway Royal Salmon ASA	93,951	1,978,159
*	Norwegian Energy Co. ASA	2,292	44,477
*	NRC Group ASA	6,559	12,994
	Ocean Yield ASA	367,917	1,787,514
# *	Odfjell Drilling Ltd.	586,600	1,482,129
*	Odfjell SE, Class A	137,586	514,784
	Olav Thon Eiendomsselskap ASA	102,815	2,261,758
# *	Otello Corp. ASA	571,363	1,941,745
	Pareto Bank ASA	14,702	107,344
*	PCI Biotech Holding ASA	15,812	26,700
# *	PGS ASA	2,078,421	849,026

86

The Continental Small Company Series
Continued

		Shares	Value»
NORWAY — (Continued)
*	PhotoCure ASA	5,202	$73,407
# * Ω	poLight ASA	920	12,557
	Protector Forsikring ASA	438,078	5,077,146
*	Q-Free ASA	32,883	31,404
# *	REC Silicon ASA	1,473,908	2,676,836
*	SATS ASA	14,064	35,660
Ω	Sbanken ASA	486,979	5,712,445
	Selvaag Bolig ASA	309,083	1,902,338
*	Solon Eiendom ASA	53,023	242,178
	Sparebank 1 Oestlandet	6,673	109,950
	SpareBank 1 SR-Bank ASA	2,742	42,053
	TGS ASA	248,332	2,290,274
	Treasure ASA	314,079	559,047
*	Ultimovacs ASA	12,553	187,935
	Veidekke ASA	640,408	9,228,280
# *	Volue ASA	224	1,563
*	Wallenius Wilhelmsen ASA	412,785	1,890,984
	Wilh Wilhelmsen Holding ASA, Class A	68,304	1,511,933
# Ω	XXL ASA	787,885	1,305,290
TOTAL NORWAY			138,643,309

PORTUGAL — (0.7%)
	Altri SGPS SA	537,332	3,481,700
# *	Banco Comercial Portugues SA, Class R	47,085,514	8,494,968
††	Banco Espirito Santo SA	4,777,921	0
	Corticeira Amorim SGPS SA	96,949	1,349,922
#	CTT-Correios de Portugal SA	722,501	3,970,523
*	Greenvolt-Energias Renovaveis SA	9,769	76,729
*	Ibersol SGPS SA	40,114	230,250
# *	Mota-Engil SGPS SA	641,747	1,001,794
#	Navigator Co. SA	1,912,042	7,473,334
	NOS SGPS SA	1,736,593	6,775,096
# *	Novabase SGPS SA	72,649	395,894
	REN - Redes Energeticas Nacionais SGPS SA	3,108,358	9,469,537
	Sonae SGPS SA	7,021,578	7,729,237
TOTAL PORTUGAL			50,448,984

SPAIN — (5.2%)
	Acciona SA	85,202	16,362,442
	Acerinox SA	1,221,481	17,005,847
# * ††	Adveo Group International SA	84,445	0
Ω	Aedas Homes SA	23,122	664,543
	Alantra Partners SA	70,405	1,309,552
	Almirall SA	496,655	7,385,593
# *	Amper SA	5,903,684	1,319,889
	Applus Services SA	915,379	8,285,467
*	Atresmedia Corp. de Medios de Comunicacion SA	541,919	2,209,000
#	Azkoyen SA	67,253	450,553
*	Banco de Sabadell SA	36,662,284	29,505,685
	Bankinter SA	4,259,580	23,453,290
# * ††	Caja de Ahorros del Mediterraneo	116,412	0
	Cia de Distribucion Integral Logista Holdings SA	384,094	8,186,078
	CIE Automotive SA	401,403	10,926,125
*	Construcciones y Auxiliar de Ferrocarriles SA	130,686	5,756,996
# *	Deoleo SA	37,749	14,599
*	Distribuidora Internacional de Alimentacion SA	3,729,910	68,152
#	Ebro Foods SA	529,626	10,510,706
*	eDreams ODIGEO SA	427,530	3,755,547

87

The Continental Small Company Series
Continued

		Shares	Value»
SPAIN — (Continued)
	Elecnor SA	200,108	$2,444,452
#	Enagas SA	1,045,470	23,459,790
*	Ence Energia y Celulosa SA	988,129	2,543,068
*	Ercros SA	643,000	2,601,734
	Faes Farma SA	2,022,017	8,236,978
	Fluidra SA	324,873	12,407,873
	Fomento de Construcciones y Contratas SA	361,953	4,614,403
* Ω	Gestamp Automocion SA	643,219	2,875,877
Ω	Global Dominion Access SA	695,411	3,730,791
	Grupo Catalana Occidente SA	271,573	9,645,370
	Grupo Empresarial San Jose SA	151,317	752,002
# *	Grupo Ezentis SA	1,629,459	502,237
	Iberpapel Gestion SA	47,911	1,089,637
*	Indra Sistemas SA	957,080	11,575,242
	Laboratorio Reig Jofre SA	14,659	67,823
	Laboratorios Farmaceuticos Rovi SA	101,310	7,107,974
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,802,314	7,633,647
	Mapfre SA	1,222,333	2,588,038
*	Mediaset Espana Comunicacion SA	1,094,655	5,709,097
*	Melia Hotels International SA	736,073	5,433,419
Ω	Metrovacesa SA	29,551	259,090
#	Miquel y Costas & Miquel SA	142,055	1,970,060
Ω	Neinor Homes SA	69,192	892,519
# *	Obrascon Huarte Lain SA	1,213,629	988,034
*	Oryzon Genomics SA	35,547	125,672
#	Pharma Mar SA	32,993	2,566,390
	Prim SA	40,283	672,652
*	Promotora de Informaciones SA, Class A	1,330,083	929,366
Ω	Prosegur Cash SA	158,555	108,905
	Prosegur Cia de Seguridad SA	1,593,388	4,521,570
*	Realia Business SA	1,667,905	1,418,079
	Renta 4 Banco SA	442	4,862
	Sacyr SA	3,029,915	8,636,598
*	Solaria Energia y Medio Ambiente SA	435,695	8,719,212
*	Solarpack Corp. Tecnologica SA	3,377	103,366
* Ω	Talgo SA	587,102	3,248,677
# *	Tecnicas Reunidas SA	188,993	1,709,151
# *	Tubacex SA	738,150	1,470,041
# *	Tubos Reunidos SA	34,204	15,724
Ω	Unicaja Banco SA	8,005,465	8,565,582
#	Vidrala SA	123,220	13,040,234
	Viscofan SA	290,403	19,857,953
*	Vocento SA	352,577	418,521
	Zardoya Otis SA	1,131,276	9,096,312
TOTAL SPAIN			351,528,086

SWEDEN — (8.8%)
Ω	AcadeMedia AB	437,894	3,140,700
	AddLife AB, Class B	251,737	10,284,440
	AddNode Group AB, Class B	88,499	3,667,454
	AddTech AB, Class B	137,673	3,080,045
	AFRY AB	306,988	9,135,052
Ω	Alimak Group AB	254,539	3,453,216
Ω	Ambea AB	164,144	1,139,760
*	Annehem Fastigheter AB, Class B	126,142	541,254
*	Arise AB	70,657	354,227
	Arjo AB, Class B	1,036,474	14,134,663
	Atrium Ljungberg AB, Class B	245,333	5,633,437
* Ω	Attendo AB	733,120	3,150,596

88

The Continental Small Company Series
Continued

		Shares	Value»
SWEDEN — (Continued)
*	Balco Group AB	979	$14,501
	Beijer Alma AB	294,953	7,401,908
*	Beijer Electronics Group AB	93,898	829,741
	Bergman & Beving AB	193,579	3,493,862
	Bergs Timber AB, Class B	62,277	39,624
	Besqab AB	21,962	453,543
	Betsson AB, Class B	925,914	6,462,899
*	BHG Group AB	351,076	4,048,201
	Bilia AB, Class A	620,818	11,039,055
	BioGaia AB, Class B	64,027	3,948,825
	Biotage AB	414,491	13,412,951
	Bjorn Borg AB	13,009	57,225
	Bonava AB, Class B	529,583	5,231,860
# * Ω	Boozt AB	233,012	3,925,357
Ω	Bravida Holding AB	749,559	11,274,370
	Bufab AB	215,726	9,202,092
	Bulten AB	115,761	1,041,793
	Bure Equity AB	362,388	16,821,084
	Byggmax Group AB	451,504	3,870,842
# *	Calliditas Therapeutics AB, Class B	75,130	595,409
	Catella AB	25,263	113,284
	Catena AB	167,709	10,218,078
# *	Catena Media PLC	317,750	2,116,979
*	Cavotec SA	79,682	210,918
	Cellavision AB	18,793	856,163
#	Clas Ohlson AB, Class B	237,047	2,552,219
	Cloetta AB, Class B	1,709,190	5,429,374
*	Collector AB	247,746	1,220,365
	Concentric AB	354,479	10,432,883
Ω	Coor Service Management Holding AB	314,448	3,054,772
	Corem Property Group AB, Class B	4,350,002	14,438,128
	Dios Fastigheter AB	767,655	8,931,258
*	Doro AB	155,569	1,210,285
*	Duni AB	215,342	2,999,020
# Ω	Dustin Group AB	528,662	6,466,120
	Eastnine AB	126,421	2,200,411
	Elanders AB, Class B	59,878	1,033,298
*	Electrolux Professional AB, Class B	217,107	1,677,375
* Ω	Eltel AB	206,068	419,711
*	Enea AB	102,697	2,832,209
	Eolus Vind AB, Class B	35,068	644,152
	eWork Group AB	32,666	417,365
	Fagerhult AB	300,931	2,411,332
	FastPartner AB, Class A	1,130	16,101
	FastPartner AB, Class D	35	328
#	Fenix Outdoor International AG	19,605	2,886,238
	Ferronordic AB	1,301	44,498
# *	Fingerprint Cards AB, Class B	634,700	1,519,016
#	G5 Entertainment AB	35,644	1,955,071
	GARO AB	1,190	29,917
	GHP Specialty Care AB	41,172	123,255
	Granges AB	815,935	8,899,324
*	Haldex AB	331,448	1,984,066
	Heba Fastighets AB, Class B	134,907	2,210,366
	Hexatronic Group AB	43,431	1,906,065
	HMS Networks AB	136,807	7,811,446
# * Ω	Hoist Finance AB	489,300	1,723,268
*	Humana AB	126,275	1,053,691
*	IAR Systems Group AB	1,213	13,708

89

The Continental Small Company Series
Continued

		Shares	Value»
SWEDEN — (Continued)
# *	Immunovia AB	8,077	$111,674
	Instalco AB	79,528	4,227,618
	Inwido AB	457,409	8,386,038
	JM AB	481,244	19,498,354
*	John Mattson Fastighetsforetagen AB	7,007	143,750
	Karnov Group AB	26,847	172,497
*	Karo Pharma AB	9,885	65,142
*	K-fast Holding AB	4,327	39,667
	Kindred Group PLC	610,171	8,574,287
	KNOW IT AB	200,212	8,059,664
#	Kungsleden AB	1,416,636	19,482,573
	Lagercrantz Group AB, Class B	1,399,809	18,743,650
Ω	LeoVegas AB	497,758	1,883,710
	Lime Technologies AB	8,592	347,347
	Lindab International AB	596,103	19,529,994
	Loomis AB, Class B	363,693	9,815,208
*	Medcap AB	4,211	98,019
*	Mekonomen AB	306,155	6,316,287
#	Midsona AB, Class B	8,545	53,263
	MIPS AB	41,429	5,015,874
*	Modern Times Group MTG AB, Class B	523,005	5,997,215
	Momentum Group AB, Class B	137,415	3,530,364
Ω	Munters Group AB	17,672	130,775
	Mycronic AB	438,731	10,181,176
	NCAB Group AB	1,185	94,283
	NCC AB, Class B	269,582	4,670,873
	Nederman Holding AB	30,189	665,873
*	Nelly Group AB	47,409	164,351
*	Net Insight AB, Class B	1,391,434	523,707
*	New Wave Group AB, Class B	426,925	7,245,769
	Nobia AB	899,689	5,545,160
Ω	Nobina AB	732,991	7,020,948
	Nolato AB, Class B	1,581,189	20,905,552
	Nordic Waterproofing Holding AB	67,508	2,007,240
*	Note AB	3,676	77,434
	NP3 Fastigheter AB	157,719	5,602,291
	Nyfosa AB	1,333,045	22,499,671
	OEM International AB, Class B	143,694	3,232,415
# * Ω	Oncopeptides AB	38,454	17,421
*	Pandox AB, Class B	318,921	5,620,185
	Peab AB, Class B	355,576	4,469,461
	Platzer Fastigheter Holding AB, Class B	250,352	4,079,764
	Pricer AB, Class B	892,974	2,671,723
	Proact IT Group AB	186,907	1,884,815
*	Qliro AB	70,318	220,790
	Ratos AB, Class B	1,561,734	8,991,229
*	RaySearch Laboratories AB	160,684	1,142,441
Ω	Resurs Holding AB	866,858	4,671,426
	Rottneros AB	672,020	782,939
# *	SAS AB	6,054,659	1,053,843
	Scandi Standard AB	397,762	1,983,208
# * Ω	Scandic Hotels Group AB	497,612	2,406,943
*	Sdiptech AB, Class B	7,857	409,663
	Sectra AB, Class B	550,055	13,386,369
	Semcon AB	118,592	1,700,356
# *	Sensys Gatso Group AB	2,726,230	307,619
*	SkiStar AB	326,050	6,801,445
*	Starbreeze AB	37,435	5,333
*	Stillfront Group AB	160,648	717,386

90

The Continental Small Company Series
Continued

		Shares	Value»
SWEDEN — (Continued)
#	Systemair AB	360,836	$3,482,818
	Tethys Oil AB	86,203	627,608
	Troax Group AB	214,262	8,772,124
	VBG Group AB, Class B	26,732	516,470
	Vitec Software Group AB, Class B	30,000	1,770,617
	Wihlborgs Fastigheter AB	595,255	14,112,451
TOTAL SWEDEN			598,208,203

SWITZERLAND — (15.1%)
	Adecco Group AG	96,510	4,862,177
	Allreal Holding AG	118,457	25,053,150
	ALSO Holding AG	47,951	14,230,156
*	ams AG	1,241,971	24,588,933
*	APG SGA SA	8,849	1,999,895
	Arbonia AG	343,677	7,472,159
*	Aryzta AG	7,086,156	9,265,969
*	Ascom Holding AG	199,345	3,102,913
*	Autoneum Holding AG	24,022	3,760,329
	Bachem Holding AG, Class B	6,229	5,014,087
	Baloise Holding AG	78,580	12,522,513
	Banque Cantonale de Geneve	9,528	1,748,386
	Banque Cantonale du Jura SA	3,848	223,528
	Banque Cantonale Vaudoise	77,595	6,247,355
	Belimo Holding AG	62,238	36,184,269
	Bell Food Group AG	14,632	4,696,887
	Bellevue Group AG	57,974	2,602,869
	Berner Kantonalbank AG	30,281	6,963,397
	BKW AG	162,650	21,549,029
*	Bobst Group SA	68,727	5,596,710
	Bossard Holding AG, Class A	44,391	16,303,975
	Bucher Industries AG	55,557	28,039,159
	Burckhardt Compression Holding AG	734	309,147
	Burkhalter Holding AG	28,640	2,073,327
	Bystronic AG	9,740	13,392,351
	Calida Holding AG	37,539	1,989,357
#	Carlo Gavazzi Holding AG	3,077	848,458
	Cembra Money Bank AG	190,227	12,698,502
	Cicor Technologies Ltd.	15,422	987,623
	Cie Financiere Tradition SA	10,803	1,314,828
	Clariant AG	607,633	12,792,212
	Coltene Holding AG	26,808	3,389,680
	Comet Holding AG	13,558	5,044,814
*	COSMO Pharmaceuticals NV	1,793	136,402
	Daetwyler Holding AG	4,136	1,609,056
	DKSH Holding AG	239,714	19,214,204
	dormakaba Holding AG	24,243	17,968,995
*	Dottikon Es Holding AG	1,800	661,013
*	Dufry AG	308,204	16,318,245
	EFG International AG	687,616	4,822,645
	Emmi AG	15,691	16,373,888
	Energiedienst Holding AG	83,637	4,233,893
# *	Evolva Holding SA	3,349,123	511,637
*	Feintool International Holding AG	16,000	944,024
*	Flughafen Zurich AG	133,405	24,091,216
	Forbo Holding AG	8,787	17,095,042
	Fundamenta Real Estate AG	1,593	34,357
Ω	Galenica AG	93,749	6,866,823
*	GAM Holding AG	1,195,762	1,926,052
	Georg Fischer AG	32,352	48,950,258

91

The Continental Small Company Series
Continued

		Shares	Value»
SWITZERLAND — (Continued)
	Gurit Holding AG	3,022	$5,246,197
	Helvetia Holding AG	249,056	29,635,381
	Hiag Immobilien Holding AG	20,971	2,220,390
# *	HOCHDORF Holding AG	6,697	299,976
	Huber & Suhner AG	97,132	8,639,895
	Hypothekarbank Lenzburg AG	6	27,510
*	Implenia AG	107,391	2,190,319
# *	Ina Invest Holding AG	25,352	511,625
	Inficon Holding AG	14,710	18,874,486
	Interroll Holding AG	4,928	23,908,178
	Intershop Holding AG	10,420	6,517,612
	Investis Holding SA	4,392	488,958
*	Jungfraubahn Holding AG	17,432	2,736,203
	Kardex Holding AG	48,471	14,950,476
*	Komax Holding AG	21,726	5,537,750
#	Kudelski SA	217,692	868,019
	Landis+Gyr Group AG	74,312	5,108,773
*	Lastminute.com NV	8,188	392,470
	LEM Holding SA	3,920	9,503,722
	Liechtensteinische Landesbank AG	64,323	3,797,611
	Luzerner Kantonalbank AG	20,110	9,293,923
* Ω	Medacta Group SA	3,335	558,375
* Ω	Medartis Holding AG	2,942	386,892
* Ω	Medmix AG	143,103	6,841,780
*	Meier Tobler Group AG	45,826	968,253
	Metall Zug AG	1,092	2,475,878
# *	Meyer Burger Technology AG	2,931,882	1,399,176
*	Mikron Holding AG	8,692	74,136
	Mobilezone Holding AG	286,137	3,850,415
	Mobimo Holding AG	57,045	19,225,099
	OC Oerlikon Corp. AG	1,697,772	17,286,204
# *	Orascom Development Holding AG	93,520	1,102,411
	Orell Fuessli AG	5,028	513,033
	Orior AG	37,151	3,815,474
	Peach Property Group AG	1,034	70,019
	Phoenix Mecano AG	4,517	2,198,068
	Plazza AG, Class A	6,895	2,507,749
	PSP Swiss Property AG	341,202	42,652,293
*	Rieter Holding AG	21,873	4,540,347
	Romande Energie Holding SA	2,640	3,919,877
#	Schaffner Holding AG	3,363	1,044,305
	Schweiter Technologies AG	7,236	10,391,255
#	Schweizerische Nationalbank	23	128,212
* Ω	Sensirion Holding AG	14,393	2,074,336
	SFS Group AG	128,752	17,342,186
	Siegfried Holding AG	33,622	32,339,058
	SIG Combibloc Group AG	74,956	1,960,301
	Softwareone Holding AG	206,099	4,775,706
	St Galler Kantonalbank AG	17,366	8,003,909
	Sulzer AG	143,103	14,067,737
	Swiss Prime Site AG	70,268	7,143,887
*	Swiss Steel Holding AG	3,266,809	1,254,400
	Swissquote Group Holding SA	85,926	17,430,019
	Tecan Group AG	9,035	5,535,764
	Thurgauer Kantonalbank	3,152	363,458
# *	Tornos Holding AG	26,632	217,704
*	TX Group AG	19,090	3,153,773
*	u-blox Holding AG	54,104	3,959,462
	Valiant Holding AG	110,273	10,915,051

92

The Continental Small Company Series
Continued

		Shares	Value»
SWITZERLAND — (Continued)
*	Valora Holding AG	29,410	$5,596,997
Ω	VAT Group AG	148,293	70,888,598
	Vaudoise Assurances Holding SA	6,746	3,399,284
	Vetropack Holding AG	66,692	4,104,982
	Vifor Pharma AG	16,210	2,093,129
*	Von Roll Holding AG	378,198	503,449
	Vontobel Holding AG	233,275	21,603,372
	VP Bank AG, Class A	24,056	2,708,731
	VZ Holding AG	90,310	9,168,076
*	V-ZUG Holding AG	10,820	1,522,417
	Walliser Kantonalbank	18,991	2,096,857
	Warteck Invest AG	27	71,084
	Ypsomed Holding AG	9,309	1,541,252
	Zehnder Group AG	86,306	9,289,901
	Zug Estates Holding AG, Class B	1,186	2,564,306
	Zuger Kantonalbank AG	700	5,017,843
TOTAL SWITZERLAND			1,028,031,648

UNITED KINGDOM — (0.1%)
	Stolt-Nielsen Ltd.	195,297	3,012,147
# *	TORM PLC, Class A	202,039	1,648,746
TOTAL UNITED KINGDOM			4,660,893

UNITED STATES — (0.0%)
*	Arko Corp.	135,431	1,294,368
TOTAL COMMON STOCKS			6,449,989,909

PREFERRED STOCKS — (0.9%)

GERMANY — (0.9%)
	Biotest AG	96,750	4,681,099
	Draegerwerk AG & Co. KGaA	65,997	5,199,849
	FUCHS PETROLUB SE	349,339	16,754,570
	Jungheinrich AG	364,914	18,505,718
	Sixt SE	119,845	11,874,154
	STO SE & Co. KGaA	15,899	3,578,507
	Villeroy & Boch AG	41,086	1,138,591
TOTAL GERMANY			61,732,488

RIGHTS/WARRANTS — (0.0%)

AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG Rights Exp 07/26/21	497,492	0
# *	Porr AG Rights 11/03/21	75,457	12,299
TOTAL AUSTRIA			12,299

ITALY — (0.0%)
# *	Webuild SpA Warrants 08/02/30	116,039	0

PORTUGAL — (0.0%)
*	Ibersol SGPS SA Rights 11/12/21	40,114	13,912

93

The Continental Small Company Series
Continued

		Shares	Value»
SPAIN — (0.0%)
# *	Miquel y Costas & Miquel SA Rights 11/01/21	142,055	$715,382
	TOTAL RIGHTS/WARRANTS		741,593

	TOTAL INVESTMENT SECURITIES (Cost $4,543,679,052)		6,512,463,990

			Value†
SECURITIES LENDING COLLATERAL — (4.4%)
@ §	The DFA Short Term Investment Fund	25,693,219	297,270,547
TOTAL INVESTMENTS — (100.0%) (Cost $4,840,922,007)			$6,809,734,537

ADR	American Depositary Receipt
BAM	Build America Mutual
SA	Special Assessment
»	Securities that have been fair value factored. See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$213,970,956	—	$213,970,956
Belgium	$7,688,844	254,356,424	—	262,045,268
Canada	—	709,749	—	709,749
Denmark	—	359,699,369	—	359,699,369
Finland	—	394,584,226	—	394,584,226
France	—	710,226,064	$40,860	710,266,924
Germany	14,482,505	1,011,049,873	—	1,025,532,378
Ireland	—	66,283,628	—	66,283,628
Israel	1,561,556	224,433,559	—	225,995,115
Italy	—	562,534,507	—	562,534,507
Netherlands	—	455,552,298	—	455,552,298
Norway	—	138,643,309	—	138,643,309
Portugal	—	50,448,984	—	50,448,984
Spain	—	351,528,086	—	351,528,086
Sweden	—	598,208,203	—	598,208,203
Switzerland	6,841,780	1,021,189,868	—	1,028,031,648
United Kingdom	—	4,660,893	—	4,660,893
United States	—	1,294,368	—	1,294,368
Preferred Stocks
Germany	—	61,732,488	—	61,732,488
Rights/Warrants
Austria	—	12,299	—	12,299
Portugal	—	13,912	—	13,912

94

The Continental Small Company Series
Continued

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Spain	—	$715,382	—	$715,382
Securities Lending Collateral	—	297,270,547	—	297,270,547
TOTAL	$30,574,685	$6,779,118,992	$40,860^	$6,809,734,537

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.
95

The Canadian Small Company Series

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (84.0%)
COMMUNICATION SERVICES — (1.2%)
*	AcuityAds Holdings, Inc.	101,377	$646,303
*	Aimia, Inc.	747,208	2,928,215
	Cogeco Communications, Inc.	79,382	6,817,641
	Cogeco, Inc.	28,934	1,925,972
#	Corus Entertainment, Inc., Class B	1,028,921	4,664,065
*	Enthusiast Gaming Holdings, Inc.	18,353	55,907
*	MDF Commerce, Inc.	42,774	199,077
*	TeraGo, Inc.	2,400	10,511
# *	WildBrain Ltd.	612,863	1,931,291
#	Yellow Pages Ltd.	105,820	1,213,305
TOTAL COMMUNICATION SERVICES			20,392,287

CONSUMER DISCRETIONARY — (5.3%)
*	Aritzia, Inc.	463,368	18,248,672
*	AutoCanada, Inc.	139,673	5,032,336
	BMTC Group, Inc.	20,581	221,342
*	Bragg Gaming Group, Inc.	4,700	37,597
# *	Canada Goose Holdings, Inc.	291,927	10,829,815
*	Dorel Industries, Inc., Class B	109,158	1,966,890
	Exco Technologies Ltd.	164,124	1,294,320
*	Gamehost, Inc.	88,499	586,370
# *	Goodfood Market Corp.	29,234	179,524
	Leon’s Furniture Ltd.	171,679	3,495,726
	Linamar Corp.	249,534	13,724,773
	Martinrea International, Inc.	518,668	4,815,365
	MTY Food Group, Inc.	108,643	5,310,983
#	Park Lawn Corp.	185,122	5,522,547
	Pizza Pizza Royalty Corp.	165,479	1,569,751
*	Points International Ltd.	61,677	1,077,865
	Pollard Banknote Ltd.	49,129	1,857,819
*	Recipe Unlimited Corp.	88,994	1,392,149
*	Reitmans Canada Ltd., Class A	125,155	108,206
#	Sleep Country Canada Holdings, Inc.	197,990	5,556,070
# *	Spin Master Corp.	148,575	5,142,981
*	Uni-Select, Inc.	234,916	3,380,619
TOTAL CONSUMER DISCRETIONARY			91,351,720

CONSUMER STAPLES — (4.4%)
*	Alcanna, Inc.	139,850	909,658
	Andrew Peller Ltd., Class A	168,200	1,153,861
	Corby Spirit & Wine Ltd.	87,267	1,257,954
	High Liner Foods, Inc.	102,188	1,085,789
#	Jamieson Wellness, Inc.	275,646	8,488,097
#	KP Tissue, Inc.	45,700	395,112
	Lassonde Industries, Inc., Class A	18,100	2,573,868
#	Maple Leaf Foods, Inc.	417,087	9,092,604
*	Mav Beauty Brands, Inc.	7,000	12,613
#	North West Co., Inc.	319,480	8,681,409
#	Premium Brands Holdings Corp., Class A	197,300	21,322,620
	Primo Water Corp.	813,424	12,948,006
	Primo Water Corp.	96,682	1,537,244
#	Rogers Sugar, Inc.	712,254	3,245,889

96

The Canadian Small Company Series
Continued

		Shares	Value»
CONSUMER STAPLES — (Continued)
# *,*	SunOpta, Inc.	349,280	$2,709,407
TOTAL CONSUMER STAPLES			75,414,131

ENERGY — (17.1%)
*	Advantage Energy Ltd.	1,194,867	6,767,952
# *	Africa Oil Corp.	1,333,299	2,143,879
	ARC Resources Ltd.	2,991,363	28,690,593
*	Athabasca Oil Corp.	2,177,410	1,794,569
	Birchcliff Energy Ltd.	1,616,675	8,686,885
#	Canacol Energy Ltd.	963,916	3,021,975
*	Cardinal Energy Ltd.	416,127	1,570,226
	CES Energy Solutions Corp.	1,312,438	2,046,708
	Computer Modelling Group Ltd.	464,145	2,032,697
#	Crescent Point Energy Corp.	3,081,200	15,486,466
*	Crew Energy, Inc.	384,876	948,507
# *	Denison Mines Corp.	3,512,489	5,960,106
#	Enerflex Ltd.	510,065	4,348,082
# *	Energy Fuels, Inc.	347,960	2,744,091
#	Enerplus Corp.	1,315,408	12,456,839
# *	Ensign Energy Services, Inc.	741,132	1,221,646
# *	Fission Uranium Corp.	1,962,000	1,648,739
#	Freehold Royalties Ltd.	602,289	5,757,174
*	Frontera Energy Corp.	270,637	1,926,561
#	Gibson Energy, Inc.	940,791	18,958,733
# *	Gran Tierra Energy, Inc.	1,845,435	1,684,988
*	Headwater Exploration, Inc.	242,657	960,746
*	InPlay Oil Corp.	10,100	15,506
# *	Kelt Exploration Ltd.	773,541	3,125,166
#	Keyera Corp.	445,938	11,429,503
* ††	Lightstream Resources Ltd.	687,816	0
*	MEG Energy Corp.	2,470,617	22,138,932
#	North American Construction Group Ltd.	143,818	2,475,196
*	NuVista Energy Ltd.	1,107,388	5,485,042
	Ovintiv, Inc.	5,148	193,133
	Paramount Resources Ltd., Class A	389,930	6,518,791
#	Parex Resources, Inc.	786,291	15,267,108
#	Parkland Corp.	763,190	22,206,264
	Pason Systems, Inc.	395,944	2,943,346
#	Peyto Exploration & Development Corp.	930,313	7,336,664
	PHX Energy Services Corp.	98,928	399,677
*	Pine Cliff Energy Ltd.	87,000	56,238
#	PrairieSky Royalty Ltd.	1,064,207	13,096,212
# *,*	Precision Drilling Corp.	82,333	3,644,809
# *	Questerre Energy Corp., Class A	797,460	103,098
#	Secure Energy Services, Inc.	1,146,494	5,308,185
*	ShawCor Ltd.	371,654	1,600,611
*	Storm Resources Ltd.	169,823	757,452
*	Surge Energy, Inc.	13,859	60,357
*	Tamarack Valley Energy Ltd.	1,165,080	3,389,050
	TerraVest Industries, Inc.	4,300	90,162
	Tidewater Midstream & Infrastructure Ltd.	1,346,778	1,621,444
*	Total Energy Services, Inc.	233,040	945,267
# *	Touchstone Exploration, Inc.	28,397	43,366
*	TransGlobe Energy Corp.	46,857	124,563
*	Trican Well Service Ltd.	1,182,224	3,314,737
# *,*	Vermilion Energy, Inc.	949,975	10,300,286
#	Whitecap Resources, Inc.	3,150,760	18,915,763

97

The Canadian Small Company Series
Continued

		Shares	Value»
ENERGY — (Continued)
# *	Yangarra Resources Ltd.	323,471	$509,671
TOTAL ENERGY			294,273,761

FINANCIALS — (9.6%)
	AGF Management Ltd., Class B	333,248	2,124,537
#	Alaris Equity Partners Income	153,883	2,305,261
#	Canaccord Genuity Group, Inc.	514,390	5,951,895
#	Canadian Western Bank	475,702	15,217,390
#	Chesswood Group Ltd.	56,542	610,147
	CI Financial Corp.	967,840	22,068,879
	Clairvest Group, Inc.	1,900	91,492
#	ECN Capital Corp.	2,488,693	21,637,311
	E-L Financial Corp. Ltd.	7,178	5,248,884
#	Element Fleet Management Corp.	1,811,383	19,685,764
	Equitable Group, Inc.	126,484	7,899,118
#	Fiera Capital Corp., Class A	359,719	3,086,794
#	Firm Capital Mortgage Investment Corp.	185,919	2,197,798
	First National Financial Corp.	79,319	2,669,389
	goeasy Ltd.	45,560	7,139,549
# *	GoldMoney, Inc.	125,000	240,385
	Guardian Capital Group Ltd., Class A	92,214	2,577,313
# *	Home Capital Group, Inc., Class B	303,217	9,839,362
	iA Financial Corp., Inc.	87,275	5,162,737
	Kingsway Financial Services, Inc.	13,070	71,625
#	Laurentian Bank of Canada	412,090	13,875,073
# *	RF Capital Group, Inc.	170,238	291,616
#	Sprott, Inc.	138,034	5,614,916
	Timbercreek Financial Corp.	529,052	4,159,402
*	Trisura Group Ltd.	190,120	6,425,921
	VersaBank	900	10,748
TOTAL FINANCIALS			166,203,306

HEALTH CARE — (1.2%)
#	Andlauer Healthcare Group, Inc.	18,840	734,054
*	Aptose Biosciences, Inc.	75,121	154,304
# *	Aurora Cannabis, Inc.	358,300	2,376,248
*	Charlottes Web Holdings, Inc.	49,894	81,437
# *	Cronos Group, Inc.	498,909	2,589,338
#	Extendicare, Inc.	506,839	2,965,024
# *	HEXO Corp.	77,100	113,337
	HLS Therapeutics, Inc.	16,100	247,172
*	Knight Therapeutics, Inc.	808,695	3,358,672
#	Medical Facilities Corp.	163,242	1,218,775
# *	Oncolytics Biotech, Inc.	33,485	68,309
*	Opsens, Inc.	6,100	14,984
# *,*	Organigram Holdings, Inc.	1,103,091	2,435,362
#	Sienna Senior Living, Inc.	332,956	3,817,587
*	Trillium Therapeutics, Inc.	40,600	734,677
*	Viemed Healthcare, Inc.	74,749	428,479
	Zenith Capital Corp.	111,820	28,976
TOTAL HEALTH CARE			21,366,735

INDUSTRIALS — (10.3%)
	Aecon Group, Inc.	342,354	5,106,541
#	AG Growth International, Inc.	136,123	2,991,714
	Algoma Central Corp.	48,800	679,005
# *	ATS Automation Tooling Systems, Inc.	441,354	15,017,305
#	Badger Infrastructure Solutions Ltd.	167,591	4,624,461

98

The Canadian Small Company Series
Continued

		Shares	Value»
INDUSTRIALS — (Continued)
#	Bird Construction, Inc.	286,252	$2,331,464
*	Black Diamond Group Ltd.	237,417	869,020
*	Bombardier, Inc., Class A	184,650	310,336
# *	Bombardier, Inc., Class B	6,140,801	9,874,106
	Calian Group Ltd.	50,690	2,523,032
	Dexterra Group, Inc.	162,543	1,175,467
# *	DIRTT Environmental Solutions	310,570	1,003,781
#	Doman Building Materials Group Ltd.	337,453	1,848,684
	Exchange Income Corp.	113,793	3,916,921
	Finning International, Inc.	890,113	26,352,408
*	GDI Integrated Facility Services, Inc.	37,021	1,561,786
	Hardwoods Distribution, Inc.	59,241	1,981,242
*	Heroux-Devtek, Inc.	245,951	3,666,610
*	IBI Group, Inc.	120,500	1,170,338
	K-Bro Linen, Inc.	61,553	1,842,213
	LifeWorks, Inc.	401,948	10,389,719
	Magellan Aerospace Corp.	114,378	979,643
#	Mullen Group Ltd.	446,365	4,616,574
#	NFI Group, Inc.	325,072	6,587,594
*	Patriot One Technologies, Inc.	120,000	45,087
	Richelieu Hardware Ltd.	361,973	12,778,442
#	Russel Metals, Inc.	339,623	8,954,346
#	Savaria Corp.	185,714	2,930,668
#	SNC-Lavalin Group, Inc.	655,742	17,638,697
	Stantec, Inc.	287,574	15,893,715
	Wajax Corp.	104,085	2,078,168
*	Westport Fuel Systems, Inc.	33,123	108,975
#	Westshore Terminals Investment Corp.	262,257	5,672,770
TOTAL INDUSTRIALS			177,520,832

INFORMATION TECHNOLOGY — (2.7%)
	Absolute Software Corp.	303,292	3,406,399
*	Celestica, Inc.	616,713	6,078,051
*	Descartes Systems Group, Inc.	23,881	1,952,749
	Enghouse Systems Ltd.	263,395	11,422,438
	Evertz Technologies Ltd.	146,939	1,682,390
# *	Kinaxis, Inc.	99,954	15,513,223
#	Quarterhill, Inc.	586,379	1,203,460
# *	Sierra Wireless, Inc.	241,452	4,046,311
	TECSYS, Inc.	14,563	658,842
	Vecima Networks, Inc.	6,059	79,311
*	VIQ Solutions, Inc.	9,600	23,581
TOTAL INFORMATION TECHNOLOGY			46,066,755

MATERIALS — (20.7%)
*	5N Plus, Inc.	414,065	1,030,479
#	Acadian Timber Corp.	65,067	968,434
#	AirBoss of America Corp.	112,538	2,928,025
	Alamos Gold, Inc.,Class A	2,160,039	16,022,322
#	Altius Minerals Corp.	208,691	2,665,970
# *	Americas Gold & Silver Corp.	86,596	81,167
*	Amerigo Resources Ltd.	189,208	198,748
*	Argonaut Gold, Inc.	1,706,606	4,329,948
*	Aya Gold & Silver, Inc.	16,800	125,158
#	B2Gold Corp.	3,774,483	15,603,771
# *	Calibre Mining Corp.	231,489	276,829
# *	Canfor Corp.	341,978	7,084,935
*	Canfor Pulp Products, Inc.	138,951	754,485

99

The Canadian Small Company Series
Continued

		Shares	Value»
MATERIALS — (Continued)
# *	Capstone Mining Corp.	2,456,528	$10,301,697
#	Cascades, Inc.	495,489	5,741,203
#	Centerra Gold, Inc.	1,270,606	9,527,493
	China Gold International Resources Corp. Ltd.	1,488,085	4,292,553
# *	Copper Mountain Mining Corp.	690,855	2,121,242
#	Dundee Precious Metals, Inc.	972,180	6,394,267
*	Eldorado Gold Corp.	775,507	6,938,399
#	Endeavour Mining PLC	421,513	10,708,128
# *	Endeavour Silver Corp.	360,197	1,816,119
# *,*	Equinox Gold Corp.	664,574	4,930,636
# *	ERO Copper Corp.	305,622	5,702,014
#	First Majestic Silver Corp.	934,640	11,841,682
# *	First Mining Gold Corp.	749,400	181,658
# *,*	Fortuna Silver Mines, Inc.	1,354,240	6,570,694
*	Freegold Ventures Ltd.	9,000	3,163
# *	Galiano Gold, Inc.	696,057	528,679
# *	GoGold Resources, Inc.	62,609	174,026
*	Gold Standard Ventures Corp.	10,700	5,015
*	Golden Star Resources Ltd.	374,657	1,171,560
# *	Great Panther Mining Ltd.	91,900	41,584
* ††	Hanfeng Evergreen, Inc.	45,837	0
#	Hudbay Minerals, Inc.	1,208,976	8,428,383
# *	i-80 Gold Corp.	399,340	964,792
# *,*	IAMGOLD Corp.	2,797,493	7,716,822
# *	Imperial Metals Corp.	381,251	1,232,227
#	Interfor Corp.	357,541	8,187,388
	Intertape Polymer Group, Inc.	292,647	6,649,348
*	Ivanhoe Mines Ltd., Class A	848,150	6,654,441
*	Karora Resources, Inc.	410,857	1,467,346
#	Labrador Iron Ore Royalty Corp.	309,669	8,965,288
# *	Largo Resources Ltd.	70,585	880,463
# *	Lucara Diamond Corp.	1,586,273	769,040
*	Lundin Gold, Inc.	95,394	873,315
# *,*	MAG Silver Corp.	58,250	1,162,861
# *	Major Drilling Group International, Inc.	667,650	4,806,692
*	Mandalay Resources Corp.	464	861
*	Marathon Gold Corp.	147,500	333,710
	Maverix Metals, Inc.	53,042	255,405
#	Methanex Corp.	336,199	15,058,413
	Neo Performance Materials, Inc.	9,364	144,364
# *	New Gold, Inc.	3,469,405	4,877,800
# *	Northern Dynasty Minerals Ltd.	76,877	33,544
*	OceanaGold Corp.	3,696,713	6,899,973
* ††	Orbite Technologies, Inc.	73,500	0
#	Osisko Gold Royalties Ltd.	629,987	7,956,295
# *	Osisko Mining, Inc.	705,518	1,522,086
*	PolyMet Mining Corp.	64,208	215,307
# *,*	Pretium Resources, Inc.	906,806	10,962,807
# *	Sabina Gold & Silver Corp.	1,438,714	1,639,130
# *,*	Sandstorm Gold Ltd.	1,190,035	7,529,993
# *	Seabridge Gold, Inc.	272,944	5,035,760
*	Sierra Metals, Inc.	6,100	12,383
#	SSR Mining, Inc.	1,172,834	18,499,871
#	Stelco Holdings, Inc.	190,152	6,602,159
	Stella-Jones, Inc.	301,231	10,814,232
# *	Taseko Mines Ltd.	1,778,225	3,750,135
*	Torex Gold Resources, Inc.	458,504	5,331,183
#	Transcontinental, Inc., Class A	390,637	6,186,559
# *	Treasury Metals, Inc.	25,002	16,162

100

The Canadian Small Company Series
Continued

		Shares	Value»
MATERIALS — (Continued)
# *	Trevali Mining Corp.	2,559,289	$475,627
*	Turquoise Hill Resources Ltd.	520,128	6,589,917
*	Victoria Gold Corp.	20,843	319,483
# *	Wallbridge Mining Co. Ltd.	350,615	147,317
# *	Wesdome Gold Mines Ltd.	749,214	6,737,841
	Western Forest Products, Inc.	1,907,526	3,298,405
#	Winpak Ltd.	148,779	4,655,956
#	Yamana Gold, Inc.	5,373,702	21,115,857
TOTAL MATERIALS			356,839,024

REAL ESTATE — (3.5%)
#	Altus Group Ltd.	261,893	13,735,839
	Bridgemarq Real Estate Services	53,069	733,258
	Colliers International Group, Inc.	138,175	20,046,444
	DREAM Unlimited Corp., Class A	246,187	6,146,718
	Information Services Corp.	27,705	616,736
# *	Invesque, Inc.	191,266	388,270
*	Mainstreet Equity Corp.	31,349	2,798,764
	Melcor Developments Ltd.	55,340	648,376
	Morguard Corp.	22,184	2,447,661
# *	Real Matters, Inc.	350,220	2,560,998
#	Tricon Residential, Inc.	706,476	10,280,893
TOTAL REAL ESTATE			60,403,957

UTILITIES — (8.0%)
#	AltaGas Ltd.	508,361	10,523,763
	Atco Ltd., Class I	392,922	13,334,457
#	Boralex, Inc., Class A	549,954	17,019,423
#	Brookfield Infrastructure Corp., Class A	337,306	20,446,587
#	Capital Power Corp.	771,649	25,345,452
#	Innergex Renewable Energy, Inc.	652,084	10,854,015
*	Maxim Power Corp.	61,434	160,832
	Polaris Infrastructure, Inc.	115,463	1,718,511
#	Superior Plus Corp.	829,579	9,230,206
	TransAlta Corp.	16,789	188,373
	TransAlta Corp.	1,784,708	20,015,956
#	TransAlta Renewables, Inc.	614,934	9,102,772
TOTAL UTILITIES			137,940,347
TOTAL COMMON STOCKS			1,447,772,855

RIGHTS/WARRANTS—(0.0%)

ENERGY — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	41,142	308,498
MATERIALS — (0.0%)
*	Treasury Metals, Inc. Warrants 08/07/23	1	0
TOTAL RIGHTS/WARRANTS			308,498

TOTAL INVESTMENT SECURITIES (Cost $1,069,056,866)			1,448,081,353

101

The Canadian Small Company Series
Continued

		Shares	Value†
SECURITIES LENDING COLLATERAL — (16.0%)
@ §	The DFA Short Term Investment Fund	23,890,671	$276,415,069
TOTAL INVESTMENTS — (100.0%) (Cost $1,345,455,217)			$1,724,496,422

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$20,392,287	—	—	$20,392,287
Consumer Discretionary	91,314,123	$37,597	—	91,351,720
Consumer Staples	75,414,131	—	—	75,414,131
Energy	294,213,404	60,357	—	294,273,761
Financials	166,203,306	—	—	166,203,306
Health Care	19,490,590	1,876,145	—	21,366,735
Industrials	177,520,832	—	—	177,520,832
Information Technology	46,066,755	—	—	46,066,755
Materials	356,051,981	787,043	—	356,839,024
Real Estate	60,403,957	—	—	60,403,957
Utilities	137,940,347	—	—	137,940,347
Rights/Warrants
Energy	—	308,498	—	308,498
Securities Lending Collateral	—	276,415,069	—	276,415,069
TOTAL	$1,445,011,713	$279,484,709	—	$1,724,496,422

See accompanying Notes to Financial Statements.
102

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Alexander B. Potts, the registrant’s President and Chief Executive Officer, and Michael Clinton, the registrant’s Treasurer and Chief Financial and Accounting Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Messrs. Potts and Clinton determined that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-PORT is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Code of Ethics referred to in Item 2 is filed herewith.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date:	September 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Alexander B. Potts
Alexander B. Potts
President and Chief Officer

Date:	September 6, 2022

By:	/s/Michael Clinton
Michael Clinton
Treasurer and Chief Financial and Accounting Officer

Date:	September 6, 2022